As filed with the Securities and Exchange	Registration No. 333-70600
Commission on April 14, 2011	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-4
POST-EFFECTIVE AMENDMENT NO. [ 28 ] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. [ ]
(Check appropriate box or boxes)

SEPARATE ACCOUNT B (Exact name of Registrant)
ING USA ANNUITY AND LIFE INSURANCE COMPANY (Name of Depositor)
1475 Dunwoody Drive West Chester, Pennsylvania 19380-1478 (Address of Depositor’s Principal Executive Offices) (Zip Code) Depositor’s Telephone Number, including Area Code (610) 425-3400
J. Neil McMurdie, Senior Counsel ING One Orange Way, C2N Windsor, CT 06095-4774 (860) 580-2824	Nicholas Morinigo, Esq. ING Americas (U.S. Legal Services) 1475 Dunwoody Drive West Chester, PA 19308-1478 (610) 425-3447

(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective (check appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 29, 2011 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on ________________ pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group and Individual Deferred Variable Annuity Contract

PART A

ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company
Deferred Combination Variable and Fixed Annuity Prospectus
RETIREMENT SOLUTIONS – ING ROLLOVER CHOICESM
VARIABLE ANNUITY

April 29, 2011

The Contract. The contract described in this prospectus is a group and individual deferred variable annuity contract
(the “contract”) offered by ING USA Annuity and Life Insurance Company (the “Company,” “we” or “our”)
through our Separate Account B (the “separate account”). The contract is currently available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified contracts”) as well as those that do not qualify for such treatment (“nonqualified contracts”). The contract may be purchased with funds from external sources or by a transfer or rollover from an existing contract (the “prior contract”) issued by us or one of our affiliates (“internal transfer”). A qualified contract may be issued as a traditional Individual Retirement Annuity
(“IRA”) under section 408(b) of the Internal Revenue Code of 1986 as amended (the “Tax Code”) or a Roth IRA under section 408A of the Tax Code. The contract is not currently available as a Simplified Employer Pension
(“SEP”) plan under Tax Code section 408(k) or as a Simple IRA under Tax Code section 408(p). Prior to
April 29, 2005, the contract was not available as a nonqualified contract and could not be purchased with funds from external sources. Prior to September 17, 2007, the contract was available as a tax deferred annuity under Tax Code section 403(b). As of March 15, 2010, we are no longer offering this contract for sale to new purchasers.

The contract provides a means for you to allocate your premium payments in one or more subaccounts, each of which invests in one of the mutual funds (“funds”) listed on the next page. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the subaccount(s) you select and any interest credited to your allocations in the Fixed
Account. Some guaranteed interest periods or subaccounts may not be available in all states. The funds available under the contract are listed on the back of this cover.

You have a right to return a contract within 10 days after you receive it for a refund of the adjusted contract value
(which may be more or less than the premium payments you paid). For IRAs, or if otherwise required by your state, we will refund the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the contract may have new charges.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. This prospectus provides information that you should know before investing and should be kept for future reference. A
Statement of Additional Information (“SAI”) dated April 29, 2011 has been filed with the Securities and Exchange
Commission (“SEC”), as well as a registration statement for the Fixed Account II, also dated April 29, 2011. They are available without charge upon request. To obtain a copy of these documents, write to our Customer Service
Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call 1-800-366-0066, or access the SEC’s website
(www.sec.gov). When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is
333-70600. The number assigned to the registration statement for the Fixed Account II is 333-133156. The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

PRO.70600-11

The funds available under your contract are*:

Fidelity® VIP Contrafund® Portfolio (Service Class 2)	ING MFS Utilities Portfolio (Class S)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	ING MidCap Opportunities Portfolio (Class S)
Franklin Small Cap Value Securities Fund (Class 2)	ING Oppenheimer Global Portfolio (Class S)(6)
ING American Century Small-Mid Cap Value Portfolio	ING PIMCO High Yield Portfolio (Class S)
(Class S)	ING PIMCO Total Return Bond Portfolio (Class S)
ING American Funds Bond Portfolio(1)	ING Pioneer Fund Portfolio (Class S)
ING American Funds Growth Portfolio(1)	ING Pioneer Mid Cap Value Portfolio (Class S)
ING American Funds International Portfolio(1)	ING RussellTM Large Cap Growth Index Portfolio (Class S)
ING Balanced Portfolio (Class S)	ING Small Company Portfolio (Class S)(7)
ING Baron Small Cap Growth Portfolio (Class S)	ING SmallCap Opportunities Portfolio (Class S)
ING BlackRock Inflation Protected Bond Portfolio (Class S)	ING Solution Income Portfolio (Class S)(3)
ING BlackRock Large Cap Growth Portfolio (Class S)(2)	ING Solution 2015 Portfolio (Class S)(3)
ING BlackRock Science and Technology Opportunities Portfolio	ING Solution 2025 Portfolio (Class S)(3)
(Class S)	ING Solution 2035 Portfolio (Class S)(3)
ING Clarion Global Real Estate Portfolio (Class S)	ING Solution 2045 Portfolio (Class S)(3)
ING Davis New York Venture Portfolio (Class S)	ING Strategic Allocation Conservative Portfolio (Class S)(3)
ING DFA World Equity Portfolio (Class S)(3)	ING Strategic Allocation Growth Portfolio (Class S)(3)
ING Franklin Templeton Founding Strategy Portfolio (Class S)	ING Strategic Allocation Moderate Portfolio (Class S)(3)
ING GET U.S. Core Portfolio(4)	ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING Global Bond Portfolio (Class S)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING Growth and Income Portfolio (Class ADV)	(Class S)
ING Index Plus LargeCap Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING Index Plus MidCap Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (Class S)
ING Index Plus SmallCap Portfolio (Class S)	ING T. Rowe Price International Stock Portfolio (Class S)
ING Intermediate Bond Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class S)
ING International Index Portfolio (Class S)	ING Thornburg Value Portfolio (Class S)
ING International Value Portfolio (Class S)	ING UBS U.S. Large Cap Equity Portfolio (Class S)
ING Invesco Van Kampen Comstock Portfolio (Class S)(5)	ING U.S. Bond Index Portfolio (Class S)
ING Invesco Van Kampen Equity and Income Portfolio	ING WisdomTreeSM Global High-Yielding Equity Index
(Class S)(3)(5)(6)	Portfolio (Class S)(8)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	Oppenheimer Main Street Small- & Mid-Cap Fund® /VA
ING JPMorgan Mid Cap Value Portfolio (Class S)	(Service Shares)(5)
ING Large Cap Growth Portfolio (Class S)	PIMCO VIT Real Return Portfolio (Administrative Class)
ING Liquid Assets Portfolio (Class S)	Pioneer Equity Income VCT Portfolio (Class II)
ING MFS Total Return Portfolio (Class S)

*	The ING Diversified International Fund was closed to new investments on April 26, 2007. The ING PIMCO Total Return Portfolio and
ING Van Kampen Capital Growth Portfolio were closed to new investments on May 1, 2009. There is no further information about these funds in this prospectus.
(1)	These portfolios are “Master-Feeder” funds. See “The Funds” for additional information.
(2)	Class I shares of this fund are available only to those investors who were invested in the Initial Class shares of the ING American Century
Select Portfolio as of April 29, 2005. On April 27, 2007, the ING American Century Select Portfolio merged into the ING BlackRock Large
Cap Growth Portfolio.
(3)	These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See “The Funds” for additional information.
(4)	The ING GET U.S. Core Portfolio is not currently available for investment.
(5)	This fund has changed its name to the name listed above. See Appendix B–The Funds for a complete list of former and current fund names since your last prospectus supplement.
(6)	As of April 29, 2005, Initial Class shares of this fund were closed for further investment.
(7)	The ING Small Company Portfolio is only available to plans offering the fund prior to April 29, 2011.
(8)	WisdomTreeSM is a service mark of WisdomTree Investments

The above funds are purchased and held by corresponding divisions of our separate account. We refer to the divisions as “subaccounts” and the money you place in the Fixed Account’s guaranteed interest periods as “Fixed
Interest Allocations” in this prospectus.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Allocations to a subaccount investing in a fund are not bank deposits and are not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

PRO.70600-11

TABLE OF CONTENTS

	Page		Page
		Statement of Additional Information
Index of Special Terms	ii	Table of Contents	75

Fees and Expenses	1	Appendix A
		Condensed Financial Information	CFI 1
Condensed Financial Information	5
		Appendix B
ING USA Annuity and Life Insurance Company	6	The Funds	B1

ING USA Separate Account B	7	Appendix C
		Fixed Account II	C1
The Funds	7
		Appendix D
Covered Funds, Special Funds and Excluded Funds	9	Fixed Interest Division	D1

Charges and Fees	9	Appendix E
		Surrender Charge for Excess Withdrawals
The Annuity Contract	16	Example	E1

Optional Living Benefit Riders	22	Appendix F
		Pro-Rata Withdrawal Adjustment for 5% Roll-up Death
Withdrawals	44	Benefit Examples	F1

Transfers Among Your Investments	47	Appendix G
		Special Funds 5% Roll-up Death Benefit Examples	G1
Death Benefit Choices	51
		Appendix H
The Income Phase	56	Examples of Minimum Guaranteed Income Benefit
		Calculation	H1
Other Contract Provisions	60
		Appendix I
Contract Distribution	61	ING LifePay Plus and ING Joint LifePay Plus Partial
		Withdrawal Amount Examples	I1
Other Information	63
		Appendix J
Federal Tax Considerations	64	Examples of Fixed Allocation Funds Automatic
		Rebalancing	JI

		Appendix K
		Information Regarding Previous Versions of the
		ING LifePay Plus and ING Joint LifePay Plus
		Riders	KI

		Appendix L
		ING LifePay and ING Joint LifePay Riders…………L1

PRO.70600-11

INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	5
Annual Ratchet	29
Annual Ratchet Enhanced Death Benefit	54
Annuitant	16
Cash Surrender Value	21
Contract Date	16
Contract Owner	16
Contract Value	20
Contract Year	16
Covered Fund	9
Excluded Fund	9
Free Withdrawal Amount	10
Income Phase Start Date	16
Net Investment Factor	5
Net Rate of Return	5
Quarterly Ratchet	K-3
Restricted Funds	8
Rider Date	23
5% Roll-up	53
Special Funds	9
Standard Death Benefit	53

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Income Phase Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Transfer Charge	Excess Allocation Charge
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Withdrawals	Partial Withdrawals

PRO.70600-11	ii

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering account value from your contract. The first table describes the fees and expenses that you may pay at the time that you buy the contract, surrender account value from the contract, or transfer contract value between investment options. State premium taxes which currently range from 0% to 4% of premium payments may also be deducted. Any premium tax is deducted from the contract value.
Contract Owner Transaction Expenses[1]
Surrender Charge
Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment*
Surrender Charge (as a percentage of
premium payment withdrawn)	6%	6%	5%	4%	3%	2%	1%	0%
* For amounts transferred or rolled over into this contract as an internal transfer, see “Charges Deducted From
Contract Value–Surrender Charge.”
Transfer Charge[2]					$25
(per transfer, if you make more than 12 transfers in a contract year)
[1]	If you are invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
[2]	We currently do not impose this charge, but may do so in the future.
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual Contract Administrative Charge[3]
Administrative Charge					$30
(We waive this charge if the total of your premium payment is $50,000 or more or if your contract value at the end of a contract year is $50,000 or more.)
[3]	We deduct this charge on each contract anniversary and on surrender.
Separate Account Annual Charges[4]
The following charges apply to contracts established prior to August 7, 2003, and contracts issued in Oregon:
			Option Package I		Option Package II		Option Package III

Mortality & Expense Risk Charge			0.60%		0.80%		0.95%
Asset-Based Administrative Charge			0.15%		0.15%		0.15%
Total			0.75%		0.95%		1.10%
ING GET Fund Guarantee Charge[5]			0.50%		0.50%		0.50%
Total With the ING GET Fund Guarantee Charge			1.25%		1.45%		1.60%
[4]	As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.
[5]	The ING GET U.S. Core Portfolio (“ING GET Fund”) Guarantee Charge is deducted daily during the guarantee period from amounts allocated to the ING GET U.S. Core Portfolio investment option. Please see “The Funds–ING
GET U.S. Core Portfolio” for a description of the ING GET U.S. Core Portfolio guarantee. The ING GET U.S. Core
Portfolio is not currently available for investment under the contract.

PRO.70600-11		1

The following charges apply to contracts established on or after August 7, 2003 (or upon state approval, if later):

	Option Package I	Option Package II	Option Package III
Mortality & Expense Risk Charge	0.85%	1.05%	1.20%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total	1.00%	1.20%	1.35%
ING GET Fund Guarantee Charge[6]	0.50%	0.50%	0.50%
Total With the ING GET Fund Guarantee Charge	1.50%	1.70%	1.85%

[6] The ING GET U.S. Core Portfolio Guarantee Charge is deducted daily during the guarantee period from amounts allocated to the ING GET U.S. Core Portfolio investment option. Please see “The Funds–ING GET U.S. Core
Portfolio” for a description of the ING GET U.S. Core Portfolio guarantee. The ING GET U.S. Core Portfolio is not currently available for investment under the contract.

Optional Rider Charges[1]

Minimum Guaranteed Income Benefit rider:

As an Annual Charge (Charge Deducted Quarterly)
0.60% of the MGIB Benefit Base[2]

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[3] :

	As an Annual Charge–Currently (Charge Deducted Quarterly)	Maximum Annual Charge
	0.80% of the ING LifePay Plus Base	1.50% of the ING LifePay Plus Base

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[4] :

	As an Annual Charge–Currently (Charge Deducted Quarterly)	Maximum Annual Charge
	1.05% of the ING Joint LifePay Plus Base	1.70% of the ING Joint LifePay Plus Base

1	Optional rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an optional rider charge is sometimes a benefit base or contract value, as applicable. Optional rider charges are deducted from the contract value in your subaccount allocations (and/or your Fixed Interest Allocations if there is insufficient contract value in the subaccounts). These tables contain the charges for the current versions of these riders. For information about previous versions of these riders, including charges, see Appendix K and
Appendix L.
2	For more information about how the MGIB Benefit Base is determined, please see “Optional Living Benefit
Riders–Minimum Guaranteed Income Benefit (MGIB) Rider–Determining the MGIB Annuity Income.”
3	The ING LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The ING
LifePay Plus Base is calculated based on contract value if this rider is added after contract issue. The charge for this rider can increase upon an Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five rider years. For more information about the ING LifePay Plus Base and Annual Ratchet, please see “Charges and Fees–Optional Rider Charges–
ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge” and “Optional
Living Benefit Riders–ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”)
Rider–Annual Ratchet.”
4	The ING Joint LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The
ING Joint LifePay Plus Base is calculated based on contract value if this rider is added after contract issue. The charge for this rider can increase upon an Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five rider years. For more information about the ING Joint LifePay Plus Base and Annual Ratchet, please see “Charges and Fees–Optional Rider
Charges–ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider
Charge” and “Optional Living Benefit Riders–ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit
(“ING Joint LifePay Plus”) Rider–Annual Ratchet.”

	PRO.70600-11	2

The next item shows the minimum and maximum total operating expenses charged by a fund that you may pay periodically during the time that you own the contract. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses):	0.52%	1.51%

Examples:

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

Premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the examples below.

A. This example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Specifically, the example assumes election of Option Package III for contracts established on or after
August 7, 2003. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.0068% of assets. The example also assumes you elected the Minimum Guaranteed Income Benefit rider with an assumed annual charge of 0.60% of the MGIB Benefit Base, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 5% per year. If you elect different options, your expenses may be lower. If some or all of the amounts held under the contract are transfer amounts or otherwise not subject to surrender charge, the actual surrender charge will be lower than that represented in the example. Surrender charges may apply if you choose to begin receiving income phase payments within the first contract year and, under certain circumstances, within the first 7 contract years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$946	$1,562	$2,112	$3,847
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$946	$1,562	$2,112	$3,847
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$346	$1,062	$1,812	$3,847

B. This example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Specifically, the example assumes election of Option Package III for contracts established on or after
August 7, 2003. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.0068% of assets. The example also assumes the election of the ING LifePay Plus rider, and reflects the maximum ING LifePay Plus rider charge of 1.50% of the ING LifePay Plus Base. If you elect different options, your expenses may be lower. If some or all of the amounts held under the contract are transfer amounts or otherwise not subject to surrender charge, the actual surrender charge will be lower than that represented in the example. Surrender charges may apply if you choose to begin receiving income phase payments within the first contract year and, under certain circumstances, within the first 7 contract years.

PRO.70600-11                                                        3

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,037	$1,842	$2,589	$4,826
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,037	$1,842	$2,589	$4,826
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$437	$1,342	$2,289	$4,826

C. This example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Specifically, the example assumes election of Option Package III for contracts established on or after
August 7, 2003. The example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.0068% of assets. The example also assumes the election of the ING Joint LifePay Plus rider, and reflects the maximum ING Joint
LifePay Plus rider charge of 1.70% of the ING Joint LifePay Plus Base. If you elect different options, your expenses may be lower. If some or all of the amounts held under the contract are transfer amounts or otherwise not subject to surrender charge, the actual surrender charge will be lower than that represented in the example.
Surrender charges may apply if you choose to begin receiving income phase payments within the first contract year and, under certain circumstances, within the first 7 contract years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,057	$1,904	$2,695	$5,049
2) If you annuitize at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,057	$1,904	$2,695	$5,049
3) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$457	$1,404	$2,395	$5,049

Compensation is paid for the sale of the contracts. For information about this compensation, see “Contract
Distribution–Selling the Contract.”

Fees Deducted by the Funds

Using This Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Charges and Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.
See “Charges and Fees–Fund Expenses” for additional information.

PRO.70600-11                                                      4

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Charges and Fees–Fund Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix A, we provide condensed financial information about the separate account subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability or the date purchase payments were first received in the subaccount under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B and the financial statements and the related notes to financial statements for ING USA Annuity and Life Insurance Company are
included in the Statement of Additional Information.

Accumulation Unit

We use accumulation units to calculate the value of a contract. Each subaccount of the separate account has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange
(“NYSE”) is open for trading. Their values may increase or decrease from day to day according to a Net Investment
Factor, which is primarily based on the investment performance of the applicable fund. Shares in the funds are valued at their net asset value.

The Net Investment Factor
The Net Investment Factor is an index number which reflects certain charges under the contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1.	We take the net asset value of the subaccount at the end of each business day.
2.	We add to 1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
3.	We divide 2) by the net asset value of the subaccount at the end of the preceding business day.
4.	We then subtract the applicable daily mortality and expense risk charge, the daily asset-based administrative charge, and any optional rider charges that may be deducted daily from the subaccount and, for the ING GET
Fund subaccount only, the daily ING GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Performance Information

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of the separate account, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

PRO.70600-11	5

Standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long the separate account has been investing in the fund. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of the separate account, assuming an investment at the beginning of the period when the separate account first invested in the fund (or when the fund was first made available through the Separate
Account) and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable fund and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the funds since their inception reduced by some or all of the fees and charges under the contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of the separate account. This data is designed to show the performance that would have resulted if the contract had been in existence before the separate account began investing in the funds.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the fund and market conditions. Please keep in mind that past performance is not a guarantee of future results.

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (“the Company”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. The Company is a wholly owned subsidiary of Lion
Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V.
(“ING”), a global financial services holding company based in The Netherlands. All guarantees and benefits provided under the contracts are subject to the claims paying ability of the Company and our general account. The
Company is authorized to sell insurance and annuities in all states, except the state of New York, and the District of
Columbia. The Company’s financial statements appear in the Statement of Additional Information.

Directed Services LLC, the distributor of the Contracts and the investment manager of ING Investors Trust, is also a wholly owned indirect subsidiary of ING. ING also indirectly owns ING Investments, LLC and ING Investment
Management Co., portfolio managers of the ING Investors Trust and the investment managers of the ING Variable
Insurance Trust, ING Variable Products Trust and ING Variable Product Portfolios, respectively.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters. As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the
Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the
Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company. It is the practice of the
Company and its affiliates to cooperate fully in these matters.

PRO.70600-11	6

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes requirements relating to product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “Federal Tax
Considerations” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

ING USA SEPARATE ACCOUNT B

The separate account was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the “1940 Act”). The separate account is a separate investment account used for our variable annuity contracts. We own all the assets in the separate account but such assets are kept separate from our other accounts.

The separate account is divided into subaccounts. Each subaccount invests exclusively in shares of one fund of a fund. Each fund has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of the separate account without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company.
They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by the separate account. If the assets in the separate account exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the contracts. All guarantees and benefits provided under the contracts are subject to the claims paying ability of the Company and our general account.

Note: Other variable annuity contracts invest in Separate Account B but are not discussed in this prospectus. The separate account may also invest in other funds which are not available under your contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity
Contract–Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

THE FUNDS

You will find information about the funds currently available under your contract in Appendix B–The
Funds. A prospectus containing more complete information on each fund may be obtained by calling our
Customer Service Center at 1-800-366-0066. You should read the prospectus carefully before investing.

Certain funds may be structured as “fund of funds” or “Master-Feeder” funds. The funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the fund list in the front of this prospectus.

If, due to differences in tax treatment or other considerations, the interests of the contract owners of various contracts participating in the funds conflict, we, the Board of Trustees or Directors of the funds, and any other insurance companies participating in the funds will monitor events to identify and resolve any material conflicts that may arise.

PRO.70600-11	7

ING GET U.S. Core Portfolio
An ING GET U.S. Core Portfolio (“ING GET Fund”) series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each
ING GET Fund series has an offering period of three months or longer, which precedes the guarantee period. The
ING GET Fund series investment option may not be available under your contract or in your state.

Various series of the ING GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. We are not currently offering any series of the ING GET Fund for investment.
The Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value, and any amounts you transfer or withdraw from the ING GET Fund subaccount for that series.

The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The ING GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the ING GET
Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your ING GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your ING GET Fund series amounts to another available series of the ING GET Fund that is then accepting deposits. If no ING GET Fund is then available, we will transfer your ING GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.

Restricted Funds
We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any fund as a Restricted
Fund or change the limitations on existing contracts with respect to new premiums added to such fund and also with respect to new transfers to such fund. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30% of contract value, up to 100% of each premium and no more than $9,999,999. We may change these limits, at our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted
Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount.
Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

PRO.70600-11                                                      8

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g.
premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will allocate pro-rata the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none (currently, the ING Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the
Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted
Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments” in this prospectus for more information on the effect of Restricted Funds.

COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS

For purposes of determining death benefits, we assign the investment options to one of three categories of funds. The categories are:

• Covered Funds;
• Special Funds; and
• Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits due to their potential for volatility.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option, with respect to new transfers to such investment option and with respect to the death benefits to which such designation applies. Selecting a Special or Excluded Fund may limit or reduce the death benefit. (See “Death Benefit Choices” in this prospectus for more information.)

CHARGES AND FEES

We deduct the contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for distributing and administering the contracts, including compensation and expenses paid in connection with sales of the contracts, for paying the benefits payable under the contracts, and for bearing various risks associated with the contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of contracts.

PRO.70600-11	9

Charge Deduction Subaccount
You may elect to have all charges against your contract value (except daily charges) deducted directly from a single subaccount designated by the Company. Currently, we use the ING Liquid Assets Portfolio subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending notice to our Customer Service Center in a form satisfactory to us.

Charges Deducted from the Contract Value
We deduct the following charges from your contract value:

Internal transfers when the prior contract or arrangement either imposed a front end load or had no applicable surrender charge: There is no surrender charge under this contract on amounts transferred or rolled over from a prior contract as an internal transfer when the prior contract imposed a front end load, there was no applicable surrender charge under the prior contract, or if the prior contract would not have assessed a surrender charge if the money had been transferred to a contract issued by a non-affiliated company.

Transfers from external sources, internal transfers when the prior contract had an applicable surrender charge and/or additional premium payments not part of an internal transfer: We deduct a surrender charge if you surrender your contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount for a contract year is the greater of: 1) 10% of contract value, based on the contract value on the date of withdrawal, less any prior withdrawals in that contract year; or 2) your required minimum distribution (“RMD”)
attributable to amounts held under your contract. Under Option Package III, any unused free withdrawal amount may carry forward to successive contract years, but in no event would the free withdrawal amount at any time exceed 30% of contract value.

The following table shows the schedule of the surrender charge that will apply, based on the total premium withdrawn. The surrender charge is deducted from the amount requested for withdrawal. The surrender charge is a percent of each premium payment withdrawn. For internal transfers, the amount subject to surrender charge is the lesser of premium payments paid under the prior contract or the initial contract value.

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment*
Surrender Charge	6%	6%	5%	4%	3%	2%	1%	0%

*	For amounts transferred or rolled over into this contract as an internal transfer, the “Complete Years Elapsed” are calculated from the date of the first premium payment made under the prior contract or, if earlier, the effective date of the prior contract.

Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within
90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your contract for more information. The waiver of surrender charge may not be available in all states.

Free Withdrawal Amount. The Free Withdrawal Amount in any contract year is the greater of: 1) 10% of contract value, based on the contract value on the date of the withdrawal; and 2) your RMD attributable to amounts held under the contract. The Free Withdrawal Amount does not include your RMD for the tax year containing the contract date of this contract. Under Option Package III, any unused percentage of the 10% Free Withdrawal
Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the free withdrawal amount at any time exceed 30% of contract value.

PRO.70600-11

10

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distributions under the Tax Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the Free
Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and
Fixed Interest Allocations in which you are invested. Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See Appendix C and the Fixed
Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn that are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in
Appendix E. Although we treat premium payments as being withdrawn before earnings for purposes of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Surrender Charges and the ING LifePay Plus and ING Joint LifePay Plus Riders. If you elect the ING
LifePay Plus or ING Joint LifePay Plus rider, withdrawals up to the Maximum Annual Withdrawal taken during the
Lifetime Withdrawal Phase will not incur surrender charges. See “Optional Living Benefit Riders–ING LifePay
Plus Minimum Contract Withdrawal Benefit (“ING LifePay Plus”) Rider–Surrender Charges” and “Optional
Living Benefit Riders–ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay
Plus”) Rider–Surrender Charges.”

Premium Taxes. We may make a charge for state and local premium taxes depending on your state of residence.
The tax can range from 0% to 4% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Benefit Base, if exercised) on the income phase payment start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the income phase payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the contract, when you take an excess withdrawal, or on the income phase start date.

Administrative Charge. We deduct an annual administrative charge on each contract anniversary, or if you surrender your contract prior to a contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per contract unless waived under conditions we establish. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest
Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

Redemption Fees. Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

PRO.70600-11

11

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the option package you have elected. The charge is deducted on each business day based on the assets you have in each subaccount. In the event there is any profit from the mortality and expense risk charge, we may use such profit to finance the distribution of contracts.

Option Packages

The following option packages apply to contracts established prior to August 7, 2003, and contracts issued in
Oregon:

Option Package I	Option Package II	Option Package III
Annual Charge	Annual Charge	Annual Charge
0.60%	0.80%	0.95%

The following option packages apply to contracts established on or after August 7, 2003 (or upon state approval, if later):

Option Package I	Option Package II	Option Package III
Annual Charge	Annual Charge	Annual Charge
0.85%	1.05%	1.20%

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. This charge is deducted daily from your assets in each subaccount.

ING GET U.S. Core Portfolio Guarantee Charge. The ING GET U.S. Core Portfolio guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET U.S. Core Portfolio.
The amount of the ING GET U.S. Core Portfolio guarantee charge is 0.50% and is deducted from amounts allocated to the ING GET U.S. Core Portfolio investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET U.S. Core Portfolio subaccount. See “The
Funds–ING GET U.S. Core Portfolio.”

Optional Rider Charges. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. Please check your contract application to determine which riders may be available to you. Once elected, a rider cannot be canceled independently of the contract. So long as a rider is in effect, we will deduct a separate quarterly charge for the optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charge from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on the quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If the rider is added to an existing contract, the first quarter’s charge will be reduced proportionally for the portion of the quarter that the rider was not in effect. For a description of riders and the defined terms used in connection with the riders, see “Optional Living Benefit Riders.”

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May
12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month.
If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

PRO.70600-11

12

Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB Rider, a living benefit, is deducted quarterly as follows:

As an Annual Charge

0.60% of the
MGIB Benefit Base

Please see “Optional Living Benefit Riders–Minimum Guaranteed Income Benefit (MGIB) Rider” for a description of the MGIB Benefit Base and the MGIB Rate.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge. The
charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	0.80%

This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. A quarterly contract anniversary occurs each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING LifePay Plus rider upon an Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We will not increase the charge for your first five years after the effective date of the rider. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Optional Living Benefit Riders–ING LifePay
Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. Currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed
Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

Please Note: The above information pertains to the form of ING LifePay Plus rider which was available for sale from May 1, 2009 until March 15, 2010. If you purchased a prior version of the ING LifePay Plus rider, please see
Appendix K for more information. If you purchased the ING LifePay rider, please see Appendix L for more information.

PRO.70600-11                                                  13

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider
Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.70%	1.05%

This quarterly charge is a percentage of the ING Joint LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. A quarterly contract anniversary occurs each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING LifePay Plus rider upon an Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We will not increase the charge for the first five years after the effective date of the rider. You will never pay more than new issues of this rider, subject to the maximum annual charge. For more information about how this rider works, including when Lifetime
Automatic Periodic Benefit Status begins, please see “Optional Living Benefit Riders–ING Joint LifePay Plus
Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. Currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed
Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

Please Note: The above information pertains to the form of ING Joint LifePay Plus rider which was available for sale from May 1, 2009 until March 15, 2010. If you purchased a prior version of the ING Joint LifePay Plus rider, please see Appendix K for more information. If you purchased the ING Joint LifePay rider, please see Appendix L for more information.

Fund Expenses
As shown in the fund prospectuses, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

PRO.70600-11

14

Assets allocated to affiliated fund, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the
Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds

The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:
• A share of the management fee;
• Service fees;
• For certain share classes, compensation paid from 12b-1 fees; and
• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The
Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment advisor or the investment advisor's parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Revenue Received from Unaffiliated Funds
Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:
• Service fees;
• For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2010, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2010, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-
branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

PRO.70600-11	15

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. (See also “Contract Distribution–Selling the Contract.”)

THE ANNUITY CONTRACT

The contract described in this prospectus is a deferred combination variable and fixed annuity contract. The contract provides a means for you to invest in one or more of the available funds through the separate account. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Contract Date and Contract Year The date the contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the contract.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Option II or Option III will be based on the age of the annuitant at the time you purchase the contract. In the event a selected death benefit is not available, the
Standard Death Benefit will apply.

Income Phase Start Date
The income phase start date is the date you start receiving income phase payments under your contract. The contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase.
The accumulation phase is the period between the contract date and the income phase start date. The income phase begins when you start receiving regular income phase payments from your contract on the income phase start date.

Annuitant
The annuitant is the person designated by you to be the measuring life in determining income phase payments. The annuitant’s age determines when the income phase must begin and the amount of the income phase payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the contract is in effect.

The contract owner will receive the income phase benefits of the contract if the annuitant is living on the income phase start date. If the annuitant dies before the income phase start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

When the annuitant dies before the income phase start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the income phase start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

PRO.70600-11                                                            16

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

Beneficiary
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the income phase start date. We pay death benefits to the primary beneficiary.

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

Change of Contract Owner or Beneficiary. During the annuitant’s lifetime, you may transfer ownership of a nonqualified contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. See “Purchase and
Availability of the Contract.” The new owner’s death will determine when a death benefit is payable. A change in owner or beneficiary may also impact any optional riders that have been elected.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the contract. In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an annuity option or receive a lump-sum payment.
If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your request. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We are no longer offering the contract for sale to new purchasers.

The minimum initial payment to purchase the contract is $5,000. Currently, this payment may be made either by funds from qualified or nonqualified external sources (“external sources”) or by a transfer or rollover from an existing qualified or nonqualified contract or arrangement (the “prior contract”) issued by us or one of our affiliates
(“internal transfer”). Prior to April 29, 2005, the initial payment was required to be made as an internal transfer and the contract was not available as a nonqualified contract.

There are three option packages available under the contract. You select an option package at time of application.
Each option package is unique. The maximum age at which you may purchase the contract is age 80, unless you elect to purchase Option Package III, in which case the maximum issue age is age 69. For Option Package I, we may allow you to purchase the contract up to age 85, provided you are purchasing the contract as an internal transfer where you will receive credit for the surrender charge period accrued under the prior contract, or where there will be no surrender charge under this contract because your prior contract has no surrender charge. See
“Charges and Fees–Charges Deducted from the Contract Value.” We reserve the right to modify these issue age limitations in a nondiscriminatory manner.

PRO.70600-11

17

Option Package III is not available for purchase with any living benefit rider. Prior to May 1, 2009, the living benefit riders were available with Option Package III, and the maximum issue age for Option Package III was age
80.

You may make additional premium payments up to the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $50 regardless of the option package you select. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed
$1,000,000 requires our prior approval.

The contract may currently be purchased by individuals as a nonqualified contract, as a traditional Individual
Retirement Annuity (“IRA”) under Section 408(b) of the Tax Code or as a Roth IRA under Section 408A of the
Tax Code. The contract is not currently available as a Simplified Employer Pension (SEP) Plan under 408(k), a
Simple IRA under Section 408(P), or a tax deferred annuity under Section 403(b) of the Tax Code.

Factors to Consider in the Purchase Decision
The contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this contract. The decision to purchase or participate in a contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1)	Long-Term Investment – This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.
2)	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
3)	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
4)	Exchanges – Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

IRAs and other qualified plans already have the tax-deferral feature found in this contract. For an additional cost, the contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified contract unless you want these other features and benefits, taking into account their cost. See “Fees and Expenses” in this prospectus. If you are considering Option II or Option III and your contract will be an IRA, see “Federal Tax Considerations–Taxation of Qualified Contracts–
Individual Retirement Annuities” and “Federal Tax Considerations–Tax Consequences of Living Benefits
and Death Benefits” in this prospectus.

PRO.70600-11                                                  18

Crediting of Premium Payments
We will process your initial premium within 2 business days after receipt and allocate the payment according to the instructions you specify at the accumulation unit value next determined, if the application and all information necessary for processing the contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all information necessary. In certain states we also accept additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation of the separate account specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

1)	If either your state or broker-dealer do not permit us to issue a contract without an application, we reserve the right to rescind the contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the contract will be voided. Some states require that we return the premium paid.
2)	If your state and broker-dealer allow us to issue a contract without an application, we will issue and mail the contract to you or your representative, together with a Contract Acknowledgement and Delivery
Statement for your execution. Until our Customer Service Center receives the executed Contract
Acknowledgement and Delivery Statement, neither you nor the broker-dealer may execute any financial transactions on your contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payments proportionally among the other subaccounts in your contract allocations. For any subsequent premium payments, the payment designated for a subaccount of the separate account will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment if applicable, to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in the separate account with respect to your contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of the separate account or the
Fixed Account be allocated to a subaccount specially designated by the Company (currently, the ING Liquid Assets
Portfolio subaccount) during the free look period. After the free look period, we will convert your contract value
(your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest
Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

PRO.70600-11                                                  19

Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Administrative Procedures
We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Sending Forms and Written Requests in Good Order
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Customer Service Center to learn what information is required in order for the request to be in
“good order.” By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

Contract Value
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of
(a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the ING
Liquid Assets Portfolio subaccount).

PRO.70600-11                                                              20

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

(1) We take the contract value in the subaccount at the end of the preceding business day.
(2) We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
(3) We add (1) and (2).
(4) We add to (3) any additional premium payments and then add or subtract any transfers to or from that subaccount.
(5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees
(including any optional rider charges) and premium taxes.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to
Fixed Interest Allocations and any Market Value Adjustment. See the Fixed Account II prospectus for a description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value
You may surrender the contract at any time while the annuitant is living and before the income phase start date. A surrender will be effective on the date your written request and the contract are received at our Customer Service
Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount
(currently, the ING Liquid Assets Portfolio subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

The Subaccounts Each of the subaccounts of the separate account offered under this prospectus invests in a fund with its own distinct investment objectives and policies.

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the contract. These subaccounts will invest in funds we find suitable for your contract. We may also withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements.

We may amend the contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the funds has become inappropriate to the purposes of the contract, we may, with approval of the SEC
(and any other regulatory agency, if required) combine two or more subaccounts or substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substitute or proposed replacement portfolio unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right to: (i) deregister the separate account under the 1940 Act; (ii) operate the separate account as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate the separate account as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to the separate account; and (v) combine the separate account with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

PRO.70600-11	21

The Fixed Account
The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed
Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information. To obtain a copy of the Fixed Account II prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa
50306-9271 or call 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

State Variations
Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the contract. Your actual contract, any endorsements and riders are the controlling documents.

Other Products
We and our affiliates offer various other products with different features and terms than the contracts, and that may offer some or all of the same funds. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of contract values allocated to funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative. Also, broker-dealers selling the contract may limit its availability or the availability of an optional feature (for example, by imposing restrictions on eligibility), or decline to make an optional feature available.
Please talk to your registered representative for further details.

OPTIONAL LIVING BENEFIT RIDERS

Some features and benefits of the contract, if available, were available by rider for an additional charge. Once elected, the riders generally may not be cancelled. You may not remove a rider and charges will be assessed regardless of the performance of your contract. Please see “Charges and Fees–Optional Rider Charges” for more information on rider charges. No optional living benefit riders are currently available for purchase.

Subject to state availability and the conditions noted below, the contract has three living benefit riders offering protection against the investment risks with your contract:

• The Minimum Guaranteed Income Benefit rider, which you may wish to purchase if you are concerned about having a minimum amount of income during the income phase of your contract;
• The ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are concerned that you may outlive your income; and
• The ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are married and concerned that you and your spouse may outlive your income.

These living benefit riders are described further below. You may add only one of these three riders to your contract. Each rider has a separate charge. We do, however, reserve the right to allow the purchase of more than one optional living benefit rider in the future, as well as the right to allow contract owners to replace the ING
LifePay Plus rider with the ING Joint LifePay Plus rider. Once elected, the riders generally may not be cancelled.
You may not remove the rider and charges will be assessed regardless of the performance of your contract. Please see “Charges and Fees–Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. Please check your contract application to determine if any are available to you. You should analyze each rider thoroughly and understand it completely before you elect to purchase one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific fund under the contract. You should not purchase the ING LifePay Plus rider with multiple owners, unless the owners are spouses. You should consult a qualified financial adviser in evaluating the riders. Our Customer Service Center may be able to answer your questions. The telephone number is 1-800-366-0066.

PRO.70600-11	22

No Cancellation. Once you purchase a rider, you may not cancel it unless you a) cancel the contract during the contract’s free look period; b) surrender; c) begin income phase payments; or d) otherwise terminate the contract pursuant to its terms. These events automatically cancel any rider. Once the contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are “living benefits,” which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your contract is in the accumulation phase.
Generally, the optional riders automatically terminate if you:

1)	Terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving income phase payments in lieu of payments under the rider;
2)	Die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract or if you have selected the ING Joint LifePay Plus rider; or
3)	Change the owner of the contract.

Other circumstances that may cause a rider to terminate automatically are discussed below with each rider.

Rider Date. The rider date is the date the rider becomes effective. If you purchase a rider when the contract is issued, the rider date is also the contract date. Under some riders, we may also refer to this as the rider effective date.

Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income phase income will be available to you if you initiate income phase payments on the
MGIB Date (defined below), regardless of fluctuating market conditions. The minimum guaranteed amount of income phase income will depend on the amount of premiums you pay during the first rider year, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit.

Purchase. To purchase the MGIB rider, you must be age 70 or younger on the rider date and the ten-year waiting period must end at or prior to the latest income phase start date. Some broker-dealers may limit availability of the rider to younger ages. The MGIB rider must be purchased on the contract date. The Company in its discretion may allow the purchase of this rider after the contract date. The MGIB rider is not available for purchase with Option Package III. There is a ten-year waiting period before you can elect income phase payments under the MGIB rider. Please note that the MGIB rider was closed for purchase by new contract holders on or after July 20, 2009. Effective March 15, 2010, the MGIB was closed for purchase by owners of existing contracts, to the extent this rider was otherwise available for purchase under these contracts.

The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to begin income phase payments under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to begin income phase payments under the MGIB rider.

Special Funds. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base:

Fixed Account
Fixed Interest Division
ING Global Bond Portfolio
ING Liquid Assets Portfolio
ING PIMCO Total Return Bond Portfolio
ING PIMCO Total Return Portfolio.

Please note that the ING PIMCO Total Return Portfolio is also a Special Fund, but closed to new allocations, effective May 1, 2009.

Please see “Covered Funds, Special Funds, and Excluded Funds.” No investment options are currently designated as Excluded Funds.

PRO.70600-11                                                       23

For contracts issued before September 8, 2008, the following funds are also designated as Special Funds for purposes of calculating the MGIB Benefit Base:

ING Intermediate Bond Portfolio
ING Solution Income Portfolio
PIMCO VIT Real Return Portfolio

All amounts invested in these funds through contracts issued before September 8, 2008 are treated as Special
Funds. Amounts invested in these funds through contracts issued on or after September 8, 2008 will be treated as
Covered Funds.

Charges. The charge we deduct under the MGIB Rider is 0.60% annually of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in “Determining the MGIB Annuity Income,” below.

How the MGIB Rider Works. Ordinarily, the amount of income that will be available to you on the income phase start date is based on your contract value, the income phase option you selected and the guaranteed income factors in effect on the date you start receiving income phase payments. If you purchase the MGIB rider, the amount of income that will be available to you upon starting income phase payments on the MGIB Date is the greatest of:

1)	Your income phase income based on your contract value on the MGIB Date adjusted for any Market Value
Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the guaranteed income factors specified in your contract for the income phase option you selected;

2)	Your income phase income based on your contract value on the MGIB Date adjusted for any Market Value
Adjustment (see Appendix C and the Fixed Account II prospectus) applied to the then-current income factors in effect for the income phase option you selected; or

3)	The MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any surrender charge, premium tax recovery and
Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply when starting the income phase.

  The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your contract. Appendix H provides examples of minimum income calculations. The contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the contract without the rider.
Generally, the income calculated under the rider will be greater than the income provided under the contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider’s income factors compared to those in the contract.
The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at the time the income phase starts, the contract will generally produce greater income than the rider. Please see Appendix H–
Examples of Minimum Guaranteed Income Benefit Calculation.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit
Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. The MGIB
Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value, if applicable) and subsequently allocated eligible premiums, withdrawals and transfers.
Contract value, rather than eligible premium is used as the initial value if the rider is added after the contract date.

Prior to your latest income phase start date, you may choose to exercise your right to receive payments under the
MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can elect to receive payments under the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract income phase start date without extending the MGIB Date.

PRO.70600-11                                                     24

Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

1) We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the
MGIB Rollup Base and the MGIB Ratchet Base, which may be reduced by an amount equal to the ratio of any outstanding loan balance (where applicable) to the contract value multiplied by the MGIB Base.

a) Calculation of MGIB Rollup Base

The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b), and (c) where:

(a)	is the MGIB Rollup Base for Covered Funds;
(b)	is the MGIB Rollup Base for Special Funds; and
(c)	is the contract value of Excluded Funds.

The Maximum MGIB Base applicable to the MGIB Rollup Base is 300% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum
MGIB Base is not allocated by fund category.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to
Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at
0% thereafter. The MGIB Rate is currently 5%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to
Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to
Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup
Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those premiums paid within one year of purchasing the MGIB rider.
Premiums paid after that date are excluded from the MGIB Rollup Base.

Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the
MGIB Rollup Base for each fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that fund category resulting from the withdrawal. This means that the
MGIB Rollup Base for Covered Funds, Special Funds or Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds,
Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by
25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

PRO.70600-11	25

Because the MGIB Rollup Base is tracked separately for Covered, Special and Excluded Funds, when you make transfers between Covered, Special Funds and Excluded Funds, there is an impact on the
MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB
Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special
Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to Special or
Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to
Covered Funds. Transfers from Special Funds to Covered Funds are treated in the same way.

Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special
Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the
MGIB Rollup Base allocated to Excluded Funds.

b)	Calculation of MGIB Ratchet Benefit Base

The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds; and
(b)	is the contract value for Excluded Funds.

The MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds equals:

•	On the rider date, eligible premiums or the contract value (if the rider is added after the contract date) allocated to Covered Funds, Special Funds and Excluded Funds;

•	On each contract anniversary date prior to attainment of age 90, the MGIB Ratchet Base for
Covered Funds, Special Funds and Excluded Funds is set equal to the greater of:

1)	the current contract value allocated to Covered Funds, Special Funds and Excluded Funds
(after any deductions occurring on that date); and

2)	the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds from the prior contract anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and transfers.

•	At other times, the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds is
the MGIB Ratchet Base from the prior contract anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds and
transfers.

The MGIB Ratchet Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Ratchet Benefit Base used to determine benefits.

2) Then we determine the MGIB income phase income by multiplying your MGIB Benefit Base
(adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus), surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options
The following are the MGIB Income Options available under the MGIB Rider:

(i)	Income for Life (Single Life or Joint with 100% Survivor) and 10-20 years certain;

(ii)	Income for 20-30 years certain; and

(iii) Any other income option offered by the Company in conjunction with the MGIB rider on the MGIB
Date.

PRO.70600-11	26

Once during the life of the contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100%
of the remaining value. The election of partial payments under the MGIB Benefit Base does not affect your right to initiate the income phase under the contract without regard to the rider. The amount applied to these partial payments will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial income payments, they will be tax reported as withdrawals. Please consult your tax adviser before making this election, as the taxation of this election is uncertain.

Early MGIB. Prior to the MGIB Date, you may elect to receive Early MGIB benefits by providing a written request to our Customer Service Center within 30 days prior to an Early MGIB Exercise Date, which is a contract anniversary prior to the MGIB Date. Your election to receive Early MGIB benefits will become effective as of the
Early MGIB Exercise Date following receipt of this request in good order. The first Early MGIB Exercise Date is specified in your rider and is currently the first contract anniversary which is at least 5 years after the rider date.

If you elect to receive Early MGIB benefits, the MGIB annuity income will be determined as noted above in
“Determining the MGIB Annuity Income,” but will be adjusted by using an Age Setback formula. Under this formula, the MGIB annuity income will equal the MGIB Benefit Base multiplied by the adjusted MGIB income factors, which are equal to the MGIB income factors defined in “Determining the MGIB Annuity Income” above, adjusted using age setbacks to compensate for the early entry into the income phase. The adjusted MGIB income factors are determined by adjusting the contract owner’s age for each whole or partial rider year between the Early
MGIB Exercise Date and the 10th contract anniversary after the rider date.

For example, if a 65 year-old contract owner is in the 6th year of the MGIB rider and elects to receive Early MGIB benefits, the MGIB income factors used to determine the MGIB annuity income would be adjusted by using the
MGIB income factors for a 61 year-old contract owner, because the contract owner’s age (65) is adjusted by subtracting the four years remaining until the 10th contract anniversary occurring after the rider date.

No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to entry into the income phase, a new annuitant may be named in accordance with the provisions of your contract. The MGIB Benefit Base is unaffected and continues to accumulate.

Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity income available if you choose to exercise it. We will determine the actual amount of the MGIB annuity income as of the MGIB Date.

The MGIB rider does not restrict or limit your right to enter the income phase at any time permitted under the contract. The MGIB rider does not restrict your right to enter the income phase using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you enter the income phase under the rider and in accordance with the provisions set forth above. Election of Early MGIB Benefits may result in a lesser stream of income payments than waiting the entire 10 year waiting period. Initiating the income phase using the MGIB rider may result in a more favorable stream of income payments, and different tax consequences, under your contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your contract value to the contract’s applicable income phase factors. You should consider all of your options at the time you begin the income phase of your contract.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay
Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the contract for the lifetime of the annuitant, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

PRO.70600-11

27

Important Note: We introduced the ING LifePay Plus rider on August 20, 2007, and launched changes to it on
April 28, 2008 and January 12, 2009, subject to state approval where applicable. The form of ING LifePay Plus rider available to you depends on state availability.

The information below pertains to the form of ING LifePay Plus rider, which was available for sale beginning from
May 1, 2009 through March 15, 2010. If you purchased a prior version of the ING LifePay Plus rider, please see
Appendix K. If you purchased the ING LifePay rider, please see Appendix L for more information.

Purchase. In order to elect the ING LifePay Plus rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80 (owner and annuitant must age qualify). The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The ING LifePay Plus rider is not available for purchase with
Option Package III. The ING LifePay Plus rider is subject to broker-dealer availability. The ING LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

The ING LifePay Plus rider is no longer available for purchase, including purchase by owners of existing contracts.
Previously, contracts issued on and after January 1, 2007 were eligible for the ING LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph, provided a living benefit rider has not been issued under such contracts. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Rider Effective Date. The rider effective date is the date coverage under the ING LifePay Plus rider begins. If you purchase the ING LifePay Plus rider when the contract is issued, the rider effective date is also the contract date. If you purchase the ING LifePay Plus rider after contract issue, the rider effective date will be the date of the contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs each quarter of a contract year from the contract date.

Highlights. This paragraph introduces the terminology used with the ING LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING LifePay Plus rider. More detailed information follows below, with capitalized words that are underlined indicating headings for ease of reference. The ING LifePay Plus rider guarantees an amount available for withdrawal from the contract in any contract year once the Lifetime Withdrawal Phase begins -- we use the ING
LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The Maximum Annual
Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the contract. Also, the ING LifePay Plus rider offers the Income Optimizer, which provides the option to elect to receive systematic installments of the Maximum Annual Withdrawal over the annuitant’s life. The guarantee continues when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since contract value would be zero) until the annuitant’s death. The ING LifePay Plus Base is eligible for Annual Ratchets and
Step-ups, subject to adjustment for any Excess Withdrawals. The ING LifePay Plus rider has an allowance for withdrawals from a contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING LifePay Plus rider has a death benefit that is payable upon the contract owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the contract’s death benefit. The
ING LifePay Plus rider allows for spousal continuation.

ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING LifePay Plus rider: (a) On the contract date, it is equal to the initial premium; and (b) After the contract date, it is equal to the contract value on the effective date of the rider.

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the ING
LifePay Plus Base as the MGWB Base in the ING LifePay Plus rider.

PRO.70600-11

28

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges or a negative Market Value Adjustment associated with any Fixed Account allocations. For example, assume the current contract value is $90,000 on a contract with the ING LifePay Plus rider in the Lifetime Withdrawal Phase. The ING
LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of
$5,000 would reduce the contract value to $85,000, the ING LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual
Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is either a) a withdrawal before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees); or b) once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after continuation of the contract but before the ING LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base -- in the same proportion as contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges or Market Value Adjustment associated with any Fixed Account allocations (rather than the total amount of the withdrawal). An Excess
Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See Appendix I, Illustration 1, 2, and 6 for examples of the consequences of an excess withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING LifePay
Plus rider is added after contract issue are counted in calculating your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary to equal the greater of:
a) the current ING LifePay Plus Base; or b) the current contract value. We call this recalculation an Annual
Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING LifePay Plus rider upon an Annual Ratchet. You will never pay more than new issues of the ING LifePay Plus rider, subject to the maximum annual charge, and we will not increase this charge for your first five years after the rider effective date. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notices will outline the procedure you will need to follow to do so. Please note, however, that from then on the ING LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentage is below under “Maximum Annual Withdrawal.”
Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date SO LONG AS no withdrawals were taken during the preceding contract year. The recalculated ING
LifePay Plus Base will equal the greatest of: a) the current ING LifePay Plus Base; b) the current contract value;
and c) the ING LifePay Plus Base on the previous contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the
Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the ING LifePay Plus Base. Any premiums received during a contract year are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-up. Like the ING LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a pro-rata adjustment for any withdrawals prior to the Lifetime Withdrawal Phase and any Excess
Withdrawals while in the Lifetime Withdrawal Phase.

Please note no Step-ups are available in the first year after you purchase this rider, post-issue of the contract. Your first opportunity for a Step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

PRO.70600-11

29

For example, assume a contract owner decides to add the ING LifePay Plus rider on March 15, 2009 to a contract that was purchased on January 1, 2009. The rider effective date is April 1, 2009, which is the date of the contract’s next following quarterly contract anniversary. Because on January 1, 2010 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a Step-up. Rather, the first opportunity for a Step-up with this contract will be on January 1, 2011.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal
(except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59½. On this date, the ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay Plus Base or the contract value on the previous business day. The Lifetime Withdrawal Phase will continue until the earliest of:

1)	The date income phase payments begin (see “The Income Phase”);
2)	Reduction of the contract value to zero by an Excess Withdrawal;
3)	Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal;
4)	The surrender of the contract; or
5)	The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the contract.

The ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status”
below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING LifePay Plus rider guarantees to be available for withdrawal from the contract in any contract year. The Maximum Annual
Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the Maximum Annual
Withdrawal Percentage, based on the annuitant’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Maximum Annual Withdrawal Percentage	Annuitant’s Age
4%	59½ – 64
5%	65+

The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated
(for example, upon an Annual Ratchet or Step-up). In addition, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the annuitant grows older.

In the event that on the date the Lifetime Withdrawal Phase begins the contract value on the previous business day was greater than the ING LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the
ING LifePay Plus Base will be set equal to that contract value. The greater the ING LifePay Plus Base, the greater the amount will be available to you for withdrawal under the ING LifePay Plus rider in calculating the Maximum
Annual Withdrawal for the first time.

Income Optimizer. The ING LifePay Plus rider offers the option to elect to receive the Maximum Annual
Withdrawal in systematic installments over the annuitant’s life. We call this option the Income Optimizer. You may elect the Income Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the contract’s other income phase options, and these payments will be subject to the same tax treatment as an income phase payment.
Please see “Federal Tax Considerations” for more information. The Income Optimizer is only available on nonqualified contracts.

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The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the ING LifePay Plus Base remains eligible for Annual Ratchets.
Your contract may still have a contract value and death benefit. Spousal continuation of payments under the Income
Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals
that would cause a pro-rata reduction of the ING LifePay Plus Base, as well as a reduction of the Maximum Annual
Withdrawal.

Your election is subject to restrictions – you may not: (a) revoke your election; (b) add on premiums; (c) exchange the contract; (d) initiate income phase payments under the contract; or (e) change ownership (except as permitted under “Change of Owner or Annuitant” below). Once you choose the frequency of payments, you may not change
it. Also, the specified percentage of your contract value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option
Restrictions” below for the details. You may surrender your contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining contract value and death benefit and the ING LifePay Plus rider enters Lifetime Automatic Periodic
Benefit Status. The Terminal Date is the contract anniversary following the annuitant’s 95th birthday. Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the annuitant’s 115th birthday in order to liquidate your contract value that may remain before the ING LifePay Plus rider enters Lifetime Automatic
Periodic Benefit Status. Regardless, your payments of the Maximum Annual Withdrawal will continue during the
Lifetime Automatic Periodic Benefit Status until the death of the annuitant. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option. In the event the contract’s income phase commencement date is reached while the ING LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only income phase option, in lieu of the contract’s other income phase options. Payments under this option are based on the minimum annual payment factors for each $1,000 reflected in the rider data table and will never be less than the same frequency of payments of the Maximum Annual Withdrawal at that time. For more information about the contract’s income phase options, see “The Income Phase.”

Required Minimum Distributions. The ING LifePay Plus rider allows for withdrawals from a contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the Maximum Annual
Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January
31 of that year), applicable to this contract, is greater than the Maximum Annual Withdrawal on that date, then an
Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused
Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year -- without constituting an Excess Withdrawal.

See Appendix I, Illustration 3.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are
Excess Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum Annual
Withdrawal to be recalculated. See Appendix I, Illustration 5 for an example of the consequences of an Excess
Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional
Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix I, Illustration 4 for an example of the Additional Withdrawal
Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for
Annual Ratchets or upon spousal continuation of the ING LifePay Plus Rider.

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Lifetime Automatic Periodic Benefit Status. The ING LifePay Plus rider enters Lifetime Automatic Periodic
Benefit Status when your contract value is reduced to zero other than by an Excess Withdrawal (a withdrawal in excess of the Maximum Annual Withdrawal that causes your contract value to be reduced to zero will terminate the
ING LifePay Plus rider). You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime
Automatic Periodic Benefit Status:

1)	The contract will provide no further benefits (including death benefits) other than as provided under the
ING LifePay Plus rider;
2)	No further premium payments will be accepted; and
3)	Any other riders issued with the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit
Status until it terminates without value upon the annuitant’s death.

If, when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic
Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59½. During this time, the ING LifePay Plus rider’s death benefit remains payable upon the annuitant’s death, and the ING LifePay
Plus rider remains eligible for Step-ups. Once the ING LifePay Plus rider enters the Lifetime Automatic Periodic
Benefit Status, periodic payments will begin in an annual amount equal to the Maximum Annual Withdrawal
Percentage multiplied by the ING LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly, or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such contract value in the Fixed
Allocation Funds. Currently, this required specified percentage is 30%, and is 40% if you have elected the Income
Optimizer. See “Fixed Allocation Funds Automatic Rebalancing,” below. We impose these investment option restrictions in order to lessen the likelihood we would have to make payments under this rider. We require these allocations regardless of your investment instructions under the contract. The ING LifePay Plus rider will not be issued until your contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

  Fixed Account II
  Fixed Interest Division
  ING Liquid Assets Portfolio
  ING Solution Income Portfolio
  ING Solution 2015 Portfolio
  ING Solution 2025 Portfolio
  ING Solution 2035 Portfolio
  ING T. Rowe Price Capital Appreciation Portfolio.

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No rebalancing is necessary if the contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

If you have selected the Income Optimizer, the Accepted Funds are:

  Fixed Account II
  Fixed Interest Division
  ING Liquid Assets Portfolio
  ING Solution Income Portfolio
  ING Solution 2015 Portfolio.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

  ING American Funds Bond Portfolio
  ING BlackRock Inflation Protected Bond Portfolio
  ING Intermediate Bond Portfolio
  ING U.S. Bond Index Portfolio.

You may allocate your contract value to one or more Fixed Allocated Funds. We consider the ING Intermediate
Bond Portfolio to be the default Fixed Allocation Fund in connection with Fixed Allocation Funds Automatic
Rebalancing.

If the rider is not continued under the spousal continuation right when available, a Fixed Allocation Fund may be reclassified as a Special Fund as of the contract continuation date if it would otherwise be designated as a Special
Fund for purposes of the contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the contract, any allocation of contract value to the Fixed Allocation Funds will be considered a
Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation
Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the required specified percentage of the total contract value allocated to the Fixed Allocation Funds and
Other Funds on any ING LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed
Allocation Funds. The current specified percentage is 30%, and is 40% if you have selected the Income
Optimizer. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The
ING LifePay Plus Rebalancing Dates occur on the rider effective date, on each quarterly contract anniversary, and after the following transactions:

1)	Receipt of additional premiums;
2)	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix J–
Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds
Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into a
Fixed Allocation Fund even if you have not previously been invested in it. See “Appendix J–Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

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Death of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charges pro-rated)
on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner. Also, an ING LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

ING LifePay Plus Death Benefit Base. The ING LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the contract’s death benefit. The ING LifePay Plus Death Benefit Base is first calculated when you purchase the ING LifePay Plus rider. If the ING LifePay Plus rider is purchased on the contract date, the initial ING LifePay Plus Death Benefit
Base is equal to the initial premium. If the ING LifePay Plus rider is purchased after the contract date, the initial
ING LifePay Plus Death Benefit Base is equal to the contract value on the rider effective date.

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for the payment of third-party investment advisory fees before the Lifetime
Withdrawal Phase beings, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not
Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING
LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see
“Withdrawals and Excess Withdrawals” for more information.

There is no additional charge for the death benefit associated with the ING LifePay Plus rider. Please note that the ING LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus Death
Benefit Base dollar for dollar until the earlier of the ING LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death. Upon the annuitant’s death, any remaining ING LifePay Plus death benefit is payable to the beneficiary in a lump-sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the contract (see “Death
Benefit Choices–Continuation After Death–Spouse”), the rider will also continue, provided the spouse becomes the annuitant and sole owner. At the time the contract is continued, the ING LifePay Plus Base is recalculated to equal the contract value, inclusive of the guaranteed death benefit -- UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In these cases, the ING
LifePay Plus Base is recalculated to equal the greater of a) the contract value, inclusive of the guaranteed death benefit; and b) the last-calculated ING LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation. Regardless, the ING LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the contract but before the ING LifePay Plus rider’s guarantees resume are Excess Withdrawals. The ING LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the ING LifePay Plus Base.

The Maximum Annual Withdrawal is also recalculated at the same time as the ING LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59½. The
Maximum Annual Withdrawal is recalculated to equal the Maximum Annual Withdrawal Percentage multiplied by the ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING LifePay Plus rider for a contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the contract owner’s death and spousal continuation are counted in calculating you withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the contract value on the previous business day is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING LifePay Plus Base will be set equal to that contract value before the Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the ING LifePay Plus Base. Also, upon spousal continuation, the ING LifePay Plus Death Benefit Base equals the ING LifePay Plus Death Benefit
Base before the contract owner’s death, subject to any pro-rata adjustment for withdrawals before spousal continuation of the rider.

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If you have selected the Income Optimizer, systematic installments of the Maximum Annual Withdrawal will continue, SO LONG AS the surviving spouse as annuitant is age 59½. The amount of these continuing payments may change since both the ING LifePay Plus Base and the Maximum Annual Withdrawal are recalculated based on the new annuitant’s age. Once the Income Optimizer has been selected, the rider will remain subject to the higher required specified percentage for allocations to the Fixed Allocation Funds, even if upon spousal continuation the Lifetime Withdrawal Phase has not yet begun, and there is no Maximum Annual Withdrawal, because the annuitant is not yet age 59½.

Contrary to the ING Joint LifePay Plus rider, spousal continuation of the ING LifePay Plus rider would likely
NOT take effect at the same time as the contract is continued. As noted above, the ING LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). If you are concerned about the availability of benefits being interrupted with spousal continuation of the ING LifePay Plus rider, you might instead want to purchase the ING Joint LifePay Plus rider.

Change of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charge pro-rated)
upon an ownership change or change of annuitant, except for:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual;
9)	change of owner pursuant to a court order; and
10) change of qualified plan ownership to the beneficial owner.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that are less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your contract value is reduced to zero, any periodic payments under the ING LifePay Plus rider are not subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted.

Loans. No loans are permitted on contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus
Rider, see “Federal Tax Considerations–Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The
ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

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Important Note: We introduced the ING Joint LifePay Plus rider on August 20, 2007 and launched changes to it on April 28, 2008 and January 12, 2009, subject to state approval where applicable. Some versions of the ING
Joint LifePay Plus rider were not available in New Jersey or Oregon. The form of the ING Joint LifePay Plus rider available to you depends on state availability.

The information below pertains to the form of ING Joint LifePay Plus rider which was available for sale from
May 1, 2009 through March 15, 2010. If you purchased a previous version of the ING Joint LifePay Plus rider, please see Appendix K. If you purchased the ING Joint LifePay rider, please see Appendix L for more information.

Purchase. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the contract when the death benefit becomes payable, subject to the owner, annuitant, and beneficiary requirements below. The maximum issue age is 80. Both spouses must meet these issue age requirements. The issue age is the age of the owners on the rider effective date. The ING Joint LifePay Plus rider is not available for purchase with Option
Package III. The ING Joint LifePay Plus rider is subject to broker-dealer availability. Please note that the ING
Joint LifePay Plus rider will not be issued unless the required owner, annuitant, and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

The ING Joint LifePay Plus rider is no longer available for purchase, including purchase by owners of existing contracts. Previously, contracts issued on or after August 20, 2007 were eligible for the ING Joint LifePay Plus rider, subject to the conditions, requirements, and limitations of the prior paragraph, provided a living benefit rider has not been issued under such contracts. There is an election form for this purpose. Please contact the Customer
Service Center for more information. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs,” above. The annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Effective Date. The rider effective date is the date coverage under the ING Joint LifePay Plus rider begins. If you purchase the ING Joint LifePay Plus rider when the contract is issued, the ING Joint LifePay Plus rider effective date is also the contract date. If the ING Joint LifePay Plus rider is added after contract issue, the rider effective date is the date of the contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs each quarter of a contract year from the contract date.

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Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the ING Joint LifePay Plus rider. There must be two Active Spouses when you purchase the ING Joint
LifePay Plus rider, who are married to each other and are joint owners. For a contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes to the ownership of the contract, or changes to the annuitant and/or beneficiary designations, will result in one spouse being deactivated (the spouse is thereafter “inactive”). An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider, including continuing the ING
Joint LifePay Plus rider upon spousal continuation of the contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that will result in an Active Spouse being deactivated include:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an Active Spouse;

2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries);
and
3)	A spouse’s death.

An owner may also request that one spouse be treated as inactive. Both contract owners must agree to such a request when there are joint owners. However, all charges for the ING Joint LifePay Plus rider will continue to apply, even after a spouse is deactivated, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay Plus rider prior to requesting any such changes.

Please note that a divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

Highlights. This paragraph introduces the terminology used with the ING Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING Joint LifePay Plus rider. More detailed information follows below, with capitalized words that are underlined indicating headings for ease of reference. The ING Joint LifePay Plus rider guarantees an amount available for withdrawal from the contract in any contract year once the Lifetime Withdrawal Phase begins -- we use the ING Joint LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The Maximum
Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the contract. The ING Joint LifePay Plus rider also offers the Income Optimizer, which is the option to elect to receive systematic installments of the Maximum Annual Withdrawal over the lives of both Active Spouses. The guarantee continues when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal
(since contract value would be zero) until the last Active Spouse’s death. The ING Joint LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The ING Joint
LifePay Plus rider has an allowance for withdrawals from a contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING Joint LifePay Plus rider has a death benefit that is payable upon the contract owner’s death only when the ING Joint LifePay Plus Death Benefit Base is greater than the contract’s death benefit. The ING Joint LifePay Plus rider allows for spousal continuation.

ING Joint LifePay Plus Base. The ING Joint LifePay Plus Base is first calculated when you purchase the ING
Joint LifePay Plus rider: (a) On the contract date, it is equal to the initial premium; and (b) After the contract date, it is equal to the contract value on the effective date of the rider.

The ING Joint LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the ING
Joint LifePay Plus Base as the MGWB Base in the ING Joint LifePay Plus rider.

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Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING Joint LifePay Plus Base. These withdrawals will not incur surrender charges or a negative Market Value Adjustment associated with any Fixed Account allocations. For example, assume the current contract value is $90,000 on a contract with the ING Joint LifePay Plus rider in the Lifetime Withdrawal Phase.
The ING Joint LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the contract value to $85,000, the ING Joint LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the
Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a pro-rate reduction of the ING Joint LifePay Plus Base -- in the same proportion as contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See Appendix I, Illustration 1, 2, and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING Joint
LifePay Plus rider is added after contract issue are counted in calculating your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The ING Joint LifePay Plus Base is recalculated on each contract anniversary to equal the greater of: a) the current ING Joint LifePay Plus Base; or b) the current contract value. We call this recalculation an
Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING Joint LifePay
Plus rider upon an Annual Ratchet. You will never pay more than new issues of the ING Joint LifePay Plus rider, subject to the maximum annual charge, and we will not increase this charge for your first five years after the rider effective date. We will notify you in writing not less than 30 days before a charge increase. Our written notice will outline the procedure you will need to follow to do so. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Please note, however, that from then on the ING Joint LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal percentage would not be eligible to increase. More information about the Maximum Annual Percentage is below under “Maximum Annual
Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual
Ratchet.

Step-up. The ING Joint LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS no withdrawals were taken during the preceding contract year. The recalculated
ING Joint LifePay Plus Base will equal the greatest of a) The current ING Joint LifePay Plus Base; b) The current contract value; and c) The ING Joint LifePay Plus Base on the previous contract anniversary, increased by the Step-
up.

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the
Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the ING Joint LifePay Plus Base. Any premiums received during a contract year are added to the Step-up
Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-up. Like the ING Joint LifePay Plus Base, the Step-up Tracker is eligible for Annual
Ratchets and subject to a pro-rata adjustment for any Excess Withdrawals.

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the contract. Your first opportunity for a Step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date. Say for example that with a contract purchased on January 1, 2009, the contract owner decided to add the ING Joint LifePay Plus rider on March 15, 2009. The rider effective date is
April 1, 2009, which is the date the contract’s next following quarterly contract anniversary. Because on
January 1, 2010 a full contract year will not have elapsed since the rider effective date, the ING Joint LifePay Plus
Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this contract is on
January 1, 2011.

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Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal
(except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 65. On this date, the ING Joint LifePay Plus Base is recalculated to equal the greater of the current ING Joint
LifePay Plus Base or the contract value on the previous business day. The Lifetime Withdrawal Phase will continue until the earliest of:

1)	The date income phase payments begin (see “The Income Phase);
2)	Reduction of the contract value to zero by an Excess Withdrawal;
3)	Reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal;
4)	The surrender of the contract; or
5)	The death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the contract; or
6)	The last Active Spouse dies.

The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status”
below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING Joint LifePay
Plus rider guarantees to be available for withdrawal from the contract in any contract year. The Maximum Annual
Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the Maximum Annual
Withdrawal percentage of 5% multiplied by the ING Joint LifePay Plus Base. The Maximum Annual Withdrawal is
thereafter recalculated whenever the ING Joint LifePay Plus Base is recalculated (for example, upon an Annual
Ratchet or Step-up).

In the event on the date the Lifetime Withdrawal Phase begins the contract value on the previous business day is greater than the ING Joint LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the
ING Joint LifePay Plus Base will be set equal to that contract value. The greater the ING Joint LifePay Plus Base, the greater the amount will be available to you for withdrawal under the ING Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

Income Optimizer. The ING Joint LifePay Plus rider offers the option to elect to receive the Maximum Annual
Withdrawal in systematic installments over the lives of both Active Spouses. We call this option the Income
Optimizer. You may elect the Income Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment. The Income Optimizer is only available on nonqualified contracts.

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the ING Joint LifePay Plus Base remains eligible for Annual
Ratchets. Your contract may still have a contract value and death benefit. Spousal continuation of payments under the Income Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess
Withdrawals that would cause a pro-rata reduction of the ING Joint LifePay Plus Base, as well as a reduction of the
Maximum Annual Withdrawal.

Your election is subject to restrictions – you may not: a) revoke your election; b) add on premiums; c) exchange the contract; d) annuitize the contract; or e) change ownership (except as permitted under “Change of Owner or
Annuitant” below). Once you choose the frequency of payments, you may not change it. Also, the specified percentage of your contract value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option Restrictions” below for the details.
You may surrender your contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining contract value and death benefit and the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic
Benefit Status. The Terminal Date is the contract anniversary following the youngest Active Spouse’s 95th birthday.
Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the youngest Active
Spouse’s 115th birthday in order to liquidate your contract value that may remain before the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. Regardless, your payments of the Maximum Annual
Withdrawal will continue during the Lifetime Automatic Periodic Benefit Status until the death of the last Active
Spouse. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

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Lifetime Income Annuity Option. In the event the contract’s income phase commencement date is reached while the ING Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only income phase option, in lieu of the contract’s other income phase options. Payments under this option will be joint life if both
Active Spouses are living, or for the life of the only Active Spouse, and are based on the minimum annual payment factors for purchase $1,000 reflected in the rider data table. These payments will never be less than the frequency of payments of the Maximum Annual Withdrawal at that time. For more information about the contract’s income phase options, see “The Income Phase.”

Required Minimum Distributions. The ING Joint LifePay Plus rider allows for withdrawals from a contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the ING Joint LifePay Plus Base and recalculation of the Maximum Annual
Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January
31 of that year), applicable to this contract, is greater than the Maximum Annual Withdrawal on that date, then an
Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused
Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year -- without constituting an Excess Withdrawal.

See Appendix I, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are
Excess Withdrawals that will cause a pro-rata reduction of the ING Joint LifePay Plus Base and the Maximum
Annual Withdrawal to be recalculated. See Appendix I, Illustration 5 for an example of the consequences of an
Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum
Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix I, Illustration 4 for an example of the
Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional
Withdrawal Amount for Annual Ratchets or upon spousal continuation of the ING Joint LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status. The ING Joint LifePay Plus rider enters Lifetime Automatic
Periodic Benefit Status when your contract value is reduced to zero other than by an Excess Withdrawal (a withdrawal in excess of the Maximum Annual Withdrawal that causes your contract value to be reduced to zero will terminate the ING Joint LifePay Plus rider). You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	The contract will provide no further benefits (including death benefits) other than as provided under the ING
Joint LifePay Plus rider;
2)	No further premium payments will be accepted; and
3)	Any other riders issued with the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit
Status until it terminates without value upon the last Active Spouse’s death.

If, when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic
Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 65.
During this time, the ING Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death, and the ING Joint LifePay Plus rider remains eligible for Step-ups. Once the ING Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to
5% (the Maximum Annual Withdrawal percentage) multiplied by the ING Joint LifePay Plus Base.

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You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly, or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

Investment Option Restrictions. While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least the required specified percentage of such contract value in the
Fixed Allocation Funds. Currently, the required specified percentage is 30%, and is 40% if you have selected the
Income Optimizer. See “Fixed Allocation Funds Automatic Rebalancing,” below. We impose these investment option restrictions in order to lessen the likelihood we would have to make payments under this rider. We require these allocations regardless of your investment instructions to the contract. The ING Joint LifePay Plus rider will not be issued until your contract value is allocated in accordance with these investment options restrictions. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

  Fixed Account II
  Fixed Interest Division
  ING Liquid Assets Portfolio
  ING Solution Income Portfolio
  ING Solution 2015 Portfolio
  ING Solution 2025 Portfolio
  ING Solution 2035 Portfolio
  ING T. Rowe Price Capital Appreciation Portfolio.

No rebalancing is necessary if the contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

If you have selected the Income Optimizer, the Accepted Funds are:

  Fixed Account II
  Fixed Interest Division
  ING Liquid Assets Portfolio
  ING Solution Income Portfolio
  ING Solution 2015 Portfolio.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

  ING American Funds Bond Portfolio
  ING BlackRock Inflation Protected Bond Portfolio
  ING Intermediate Bond Portfolio
  ING U.S. Bond Index Portfolio.

You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING Intermediate
Bond Portfolio to be the default Fixed Allocation Fund in connection with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation
Funds are considered Other Funds.

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Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the required specified percentage of the total contract value allocated to the Fixed Allocation Funds and
Other Funds on any ING Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. The current specified percentage is 30%, and 40% if you have selected the Income Optimizer. Accepted Funds are excluded from Fixed Allocation Funds Automatic
Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on the rider effective date, each quarterly contract anniversary, and after the following transactions:

1)	Receipt of additional premiums;
2)	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix J–
Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds
Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into a
Fixed Allocation Fund even if you have not previously been invested in it. See “Appendix J–Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay
Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the
ING Joint LifePay Plus rider will continue until the owner’s death (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the ING Joint LifePay Plus Base. See “Withdrawals” and “Excess
Withdrawal,” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charges pro-
rated) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the contract.

ING Joint LifePay Plus Death Benefit Base. The ING Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING Joint LifePay Plus Death Benefit Base is greater than the contract’s death benefit. The ING Joint LifePay Plus Death Benefit Base is first calculated when you purchase the
ING Joint LifePay Plus rider. If the ING Joint LifePay Plus rider is purchased on the contract date, the initial ING
Joint LifePay Plus Death Benefit Base is equal to the initial premium. If the ING Joint LifePay Plus rider as purchased after the contract date, the initial ING Joint LifePay Plus Death Benefit Base is equal to the contract value on the rider effective date.

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The ING Joint LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The ING Joint LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for the payment of third-party investment advisory fees before the Lifetime Withdrawal
Phase beings, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess
Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING Joint LifePay
Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “Withdrawals and
Excess Withdrawals” for more information.

There is no additional charge for the death benefit associated with the ING Joint LifePay Plus rider. Please note that the ING Joint LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the ING Joint LifePay Plus Death Benefit Base is greater than zero when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING Joint LifePay Plus
Death Benefit Base dollar for dollar until the earlier of the ING Joint LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining ING Joint
LifePay Plus death benefit is payable to the beneficiary in a lump-sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the contract (see “Death
Benefit Choices–Continuation After Death–Spouse”), the rider will continue, SO LONG AS the surviving spouse is an Active Spouse. At that time, the ING Joint LifePay Plus Base is recalculated to equal the greater of a) the contract value, inclusive of the guaranteed death benefit; and b) the last-calculated ING Joint LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 65. The Maximum Annual Withdrawal is recalculated to equal 5% (the Maximum Annual Withdrawal percentage) multiplied by the ING Joint LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING Joint LifePay Plus rider for a contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the contract owner’s death and spousal continuation are counted in calculating you withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the contract value on the previous business day is greater than the ING Joint LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING Joint LifePay Plus Base will be set equal to the contract value before the Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-
ups that may remain, and the Step-up Tracker will be recalculated at the same time as the ING Joint LifePay Plus
Base. Also, upon spousal continuation, the ING Joint LifePay Plus Death Benefit Base equals the ING Joint
LifePay Plus Death Benefit Base before the contract owner’s death, subject to any pro-rata adjustment for withdrawals before spousal continuation of the rider.

Change of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charge pro-
rated) upon an ownership change or change of annuitant, except for:

1)	spousal continuation by an Active Spouse, as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual (the owner’s spouse must be named sole beneficiary under the contract to remain an Active Spouse);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is an Active Spouse when added as joint owner;
7)	for nonqualified contracts only, the removal of a joint owner, provided the removed joint owner is an
Active Spouse and becomes the sole primary beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

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Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that are less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your contract value is reduced to zero, any periodic payments under the ING Joint LifePay Plus rider are not subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the
ING Joint LifePay Plus rider, see “Federal Tax Considerations–Tax Consequences of Living Benefits and Death
Benefits.”

WITHDRAWALS

You may withdraw all or part of your money at any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $100, we may treat it as a request to surrender the contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal
Amount, you may incur a surrender charge. There is no surrender charge if, during each contract year, the amount withdrawn is equal to or less than the greater of: 1) 10% or less of your contract value on the date of the withdrawal, less prior withdrawals during that contract year; or 2) your RMD attributable to amounts held under the contract. The Free Withdrawal Amount does not include your RMD for the tax year containing the contract date of this contract. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the Free Withdrawal Amount at any time exceed 30% of contract value, subject to state approval.

You must submit a written request to us specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than
30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value
Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value
Adjustment with your tax adviser. If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. In this event, the subsequent withdrawals must be taken from the Restricted Funds or taken pro-rata from all variable subaccounts.

Please be aware that benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect. See “Optional Living Benefit Riders.” Withdrawals may be subject to taxation and tax penalties.

Other than surrender charges and market value adjustment, if applicable, there is no additional charge for these features.

We offer the following three withdrawal options:

Regular Withdrawals
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of Market Value adjustment.

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Systematic Withdrawals
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations.
Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the contract date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your contract date (or the monthly or quarterly anniversary thereof) for your desired frequency.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the contract value. Both forms of systematic withdrawals are subject to the following maximum percentage, which is calculated on each withdrawal date:

Maximum Percentage
Frequency	of Contract Value
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

A fixed dollar systematic withdrawal of less than $100 on any withdrawal date will terminate your systematic withdrawal. If the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value
Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar
Systematic Withdrawal Feature are available only in connection with Section 72(t) or Section 72(q) distributions. A
Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request we do so.

The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

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Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and nonqualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to
your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(t) or Section 72(q) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value
Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustment when they exceed the applicable maximum percentage.

IRA Withdrawals
If you have a traditional IRA contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the IRS rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after the contract date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your contract date for your desired frequency.

You may request that we calculate for you the amount that is required to be withdrawn from your contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. We will also accept your written instructions regarding the calculated amount required to be withdrawn from your contract each year. The minimum dollar amount you can withdraw is
$100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

PRO.70600-11

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TRANSFERS AMONG YOUR INVESTMENTS

Between the end of the free look period and the income phase start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. Transfers to an ING GET
Fund series may only be made during the offering period for that ING GET Fund series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest
Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Special or Excluded Funds and other funds may negatively impact your death benefit or optional rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefits we pay under an optional benefit rider may be affected by certain transfers you may make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See “Optional Living Benefit Riders.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a
Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center. Any transfer request received after 4:00 p.m.
eastern time or the close of regular trading of the NYSE will be effected on the next business day.

The separate account and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the Internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

PRO.70600-11 47

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:

• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their
Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

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48

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated
policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging
You may elect to participate in our dollar cost averaging (“DCA”) program through either the ING Liquid Assets
Portfolio subaccount, or a Fixed Interest Allocation, subject to availability, starting 30 days after the contract date.
These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the subaccounts you specify. There is no additional charge for dollar cost averaging. Dollar cost averaging is not available with automatic rebalancing and may be subject to limited availability with systematic withdrawals.

We may also offer DCA Fixed Interest Allocations for durations of 6 months and 1 year, subject to state availability, exclusively for use with the dollar cost averaging program.

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The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.
You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the subaccount(s) you specify in equal payments over the relevant duration.
The last payment will include earnings accrued over the duration. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the ING Liquid Assets Portfolio subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA
Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Appendix B–The Funds.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

•	Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).
•	Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a
Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to Restricted Funds.
•	Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual
Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such changes will not affect any dollar cost averaging programs in operation at the time.

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50

Automatic Rebalancing
If you have at least $10,000 of contract value invested in the subaccounts of the separate account, you may elect to have your investments in the subaccounts automatically rebalanced. Transfers made pursuant to automatic rebalancing do not count toward the 12 transfer limit on free transfers. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.
You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in “Appendix B–The Funds.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed
Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis.
Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

DEATH BENEFIT CHOICES

Death Benefit during the Accumulation Phase
During the accumulation phase, a death benefit is payable when either the contract owner or the annuitant (when a contract owner is not an individual) dies before the income phase start date. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the contract. If there are joint owners and any owner dies, we will pay the surviving owner(s) the death benefit.
Upon receipt of due proof of the owner’s death in writing (i.e. a certified copy of the death certificate), we will calculate the guaranteed death benefit based on the Benefit Option Package elected and in effect on the date of death. If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value, also as of that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the funds then available in the same proportion as the contract value in each available fund bears to the contract value in all such funds. If there is no contract value in any fund then available, the addition will be allocated to the
ING Liquid Assets Portfolio subaccount, or its successor. Such addition will fulfill our obligations under the
Benefit Option Package, and all amounts will remain invested in the contract until we receive a request for payment of the death benefit in good order.

We will pay the death benefit upon receipt at our Customer Service Center of due proof of the owner’s death and any other information required by us to pay the death benefit or otherwise administer the claim, including election of the manner in which the death benefit is to be paid.

If we do not receive a request to apply the death benefit proceeds to an income phase option, we will make a single sum distribution. Unless your beneficiary elects otherwise, the distribution will generally be made into an interest bearing account backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest paid on this account may be less than interest paid on other settlement options, and the Company seeks to earn a profit on these accounts. We will generally distribute death benefit proceeds within 7 calendar days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Death.” At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying the Customer Service Center.

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51

You may select one of the option packages described below, which will determine the death benefit payable.
Option Packages I and II are available only if the contract owner and the annuitant are not more than 80 years old at the time of purchase. Option Package III is only available if the contract owner and the annuitant are not more than
69 years old at the time of purchase. Option Package III is not available if you have selected a living benefit rider.
Prior to May 1, 2009, Option Package III was available if the contract owner and annuitant were not more than 80 years old, and was available even if a living benefit rider had been selected. A change in ownership of the contract may affect the amount of the death benefit payable. Option Package II and III are not available with joint owners.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

The death benefit depends upon the option package in effect on the date the contract owner dies.

The differences are summarized as follows:

	Option Package I	Option Package II	Option Package III
	The greater of:	The greatest of:	The greatest of:
Death Benefit on	(1)the Standard Death	(1) the Standard Death	(1)	the Standard Death
Death of the	Benefit; and	Benefit; and		Benefit; and
Owner:	(2)the contract value.	(2) the contract value;	(2)	the contract value;
		and		and
		(3) the Annual Ratchet	(3)	the Annual Ratchet
		death benefit.		death benefit; and
			(4)	the 5% Roll-Up death
				benefit.

For purposes of calculating the 5% Rollup Death Benefit, the following investment options are designated as
“Special Funds”:

  Fixed Account
  Fixed Interest Division
  ING Global Bond Portfolio
  ING Liquid Assets Portfolio
  ING PIMCO Total Return Bond Portfolio
  ING PIMCO Total Return Portfolio

Please note that the ING PIMCO Total Return Portfolio is also a Special Fund, but closed to new allocations, effective May 1, 2009.

For contracts issued before September 8, 2008, the following funds are also designated as Special Funds for purposes of calculating the 5% Rollup Death Benefit:

ING Intermediate Bond Portfolio
ING Solution Income Portfolio
PIMCO VIT Real Return Portfolio

However, the ING Intermediate Bond Portfolio is not designated as a Special Fund for purposes of calculating the
5% Rollup Death Benefit if the ING LifePay Plus or ING Joint LifePay Plus rider has been selected. All amounts invested in these funds through contracts issued before September 8, 2008 will be treated as Special Funds. All amounts invested in these funds through contracts issued on or after September 8, 2008 will be treated as Covered
Funds.

No investment options are currently designated as Excluded Funds. The death benefit for Excluded Funds is the contract value allocated to Excluded Funds and is tracked for transfer purposes only.

We may, with 30 days notice to you, designate any fund as a Special or Excluded Fund on existing contracts with respect to new premiums added to such fund, with respect to new transfers to such fund and with respect to the death benefits to which such designation applies. Selecting a Special or Excluded Fund may limit or reduce the death benefit.

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For the period during which a portion of the contract value is allocated to a Special or Excluded Fund, we may at our discretion reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefits described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

1)	the contract value; or
2)	the cash surrender value.

The Standard Death Benefit equals the greater of the Base Death Benefit or the sum of 1) and 2):

1)	the contract value allocated to Excluded Funds; and
2)	the Standard Minimum Guaranteed Death Benefit for amounts allocated to Covered or Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

1)	premium payments allocated to Covered, Special and Excluded Funds, respectively;
2)	reduced by a pro-rata adjustment for any withdrawal or transfer taken from Covered, Special and
Excluded Funds, respectively.

In the event of transfers from Excluded to Covered or Special Funds, the increase in the Minimum Guaranteed
Death Benefit for Covered Funds and/or Special Funds will equal the lesser of the reduction in the Minimum
Guaranteed Death Benefit for Excluded Funds and the contract value transferred. In the event of transfers from
Covered or Special Funds to Excluded Funds, the increase in the Minimum Guaranteed Death Benefit for Excluded
Funds will equal the reduction in the Minimum Guaranteed Death Benefit for Covered or Special Funds.

Currently, no investment options are designated as Special Funds for purposes of calculating the Standard Death
Benefit.

The 5% Roll-Up Death Benefit, equals the greater of:

1)	the Standard Death Benefit; or
2)	the sum of the contract value allocated to Excluded Funds and the 5% Roll-Up Minimum Guaranteed
Death Benefit for Covered Funds and Special Funds.

The 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds, Special Funds and Excluded Funds
equals the lesser of:

1)	premiums, adjusted for withdrawals and transfers, accumulated at 5% on a daily basis for Covered Funds or Excluded Funds and 0% for Special Funds until the earlier of attainment of age 90 or reaching the cap
(equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at
0%, or
2)	the cap.

A pro-rata adjustment to the 5% Roll-Up Minimum Guaranteed Death Benefit is made for any withdrawals. The amount of the pro-rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and (c) is the 5% Roll-Up
Minimum Guaranteed Death Benefit for Covered, Special and Excluded Funds, respectively, immediately prior to the withdrawal.

Transfers from Excluded to Covered or Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death
Benefit for Excluded Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed
Death Benefit for Covered or Special Funds will equal the lesser of the reduction in the 5% Roll-Up Minimum
Guaranteed Death Benefit for Excluded Funds and the contract value transferred. Transfers from Covered or
Special Funds to Excluded Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered or
Special Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered or
Special Funds, respectively.

PRO.70600-11	53

Transfers from Special to Covered Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for
Special Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Special
Funds.

Transfers from Covered to Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for
Covered Funds on a pro-rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered
Funds.

The calculation of the cap is not affected by allocation to Covered, Special or Excluded Funds.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

1)	the Standard Death Benefit; or
2)	the sum of the contract value allocated to Excluded Funds and the Annual Ratchet Minimum Guaranteed
Death Benefit allocated to Covered or Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

1)	the initial premium allocated at issue to Covered, Special or Excluded Funds, respectively;
2)	increased dollar for dollar by any premium allocated after issue to Covered, Special or Excluded Funds, respectively;
3)	adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual
Ratchet Minimum Guaranteed Death Benefit for Covered, Special or Excluded Funds from the prior anniversary (adjusted for new premiums, partial withdrawals and transfers between Covered, Special and
Excluded Funds) and the current contract value. A pro-rata adjustment to the Annual Ratchet Minimum
Guaranteed Death Benefit is made for any withdrawals. The amount of the pro-rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and (c) is the Annual Ratchet Minimum
Guaranteed Death Benefit for Covered, Special and Excluded Funds, respectively, immediately prior to the withdrawal. Please see Appendix F for examples of the pro-rata withdrawal adjustment for withdrawals.

Transfers from Excluded to Covered or Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death
Benefit for Excluded Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed
Death Benefit for Covered or Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum
Guaranteed Death Benefit for Excluded Funds and the contract value transferred.

Transfers from Covered or Special Funds to Excluded Funds will reduce the Annual Ratchet Minimum Guaranteed
Death Benefit for Covered or Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet
Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the Annual Ratchet Minimum
Guaranteed Death Benefit for Covered or Special Funds, respectively.

Currently, no investment options are designated as Special Funds for purposes of calculating the Annual Ratchet
Death Benefit.

Examples of how the designation of certain funds as Special Funds affects the calculation of the 5% Roll-up Death
Benefit is included in Appendix G to this prospectus.

Transfers Between Option Packages. You may transfer from one option package to another on each contract anniversary. A written request for such transfer must be received at our Customer Service Center within 60 days prior to the contract anniversary. Transfers to Option Packages I and II are not permitted after you attain age 80.
Transfers to Option Package III are not permitted if the contract owner or annuitant have attained age 69, or if an optional living benefit rider has been purchased.

PRO.70600-11	54

If you transfer from Option I to Option II or Option III, the minimum guaranteed death benefit for Special and Non-
Special Funds will equal the contract value for Special and Non-Special Funds, respectively, on the effective date of the transfer. On a transfer to Option Package III, the then current roll-up cap will be allocated to Special and
Non-Special Funds in the same percentage as the allocation of contract value on the effective date of the transfer.
A change of owner may cause an option package transfer on other than a contract anniversary.

Death Benefit During the Income Phase
If any contract owner or the annuitant dies after the income phase start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death–Spouse
If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio subaccount, or its successor. Such addition to the contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

The death benefits under each of the available options will continue based on the surviving spouse’s age on the date that ownership changes. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

Continuation After Death–Non Spouse
If the beneficiary is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Tax Code.

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

Required Distributions Upon Contract Owner’s Death
We will not allow any payment of benefits provided under a nonqualified contract which do not satisfy the requirements of Section 72(s) of the Tax Code.

If any contract owner of a nonqualified contract dies before the income phase payment start date, the death benefit payable to the beneficiary (calculated as described under “Death Benefit Choices” in this prospectus) will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

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Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner’s beneficiary under the contract in effect prior to such election will cease; (2) the spouse will become the owner of the contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the contract or allowed by the Company will belong to the spouse as contract owner of the contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a non-spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and nonqualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from a non-spouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the contract.

If a contract owner dies after the income phase payment start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner’s rights granted under the contract or allowed by us will pass to the contract owner’s beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of the owner.

Effect of ING LifePay Plus and ING Joint LifePay Plus Riders on Death Benefit. Please see “ING LifePay
Plus Minimum Guaranteed Withdrawal Benefit Rider–Death of Owner or Annuitant,” “ING Joint LifePay Plus
Minimum Guaranteed Withdrawal Benefit Rider–Death of Owner or Annuitant,” “ING LifePay Plus Minimum
Guaranteed Withdrawal Benefit Rider–Effect of ING LifePay Plus Rider on Death Benefit” and “ING Joint
LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider–Effect of ING Joint LifePay Plus Rider on Death
Benefit” for information about the effect of the ING LifePay Plus or the ING Joint LifePay Plus rider on the death benefit under your contract and a description of the impact of the owner’s or annuitant’s death on the ING LifePay
Plus or the ING Joint LifePay Plus rider.

THE INCOME PHASE

During the income phase, you stop contributing dollars to your contract and start receiving payments from your accumulated contract value. Living benefit riders automatically terminate when the income phase of your contract begins.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

•	Payment start date;
•	Income phase payment option (see the income phase payment options table in this section);
•	Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
•	Choice of fixed, and, if available at the time an income phase payment option is selected, variable or a combination of both fixed and variable payments; and
•	Selection of an assumed net investment rate (only if variable payments are elected).

PRO.70600-11	56

Your contract will continue in the accumulation phase until you properly start income phase payments. Once an income phase payment option is selected, it may not be changed. Our current income phase payment options provide only for fixed payments.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include: your age; gender; contract value; the income phase payment option selected; the number of guaranteed payments (if any) selected; whether you select fixed, variable or a combination of both fixed and variable payments; and, for variable payments, the assumed net investment rate selected. Variable payments are not currently available.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase.
Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate. Variable payments are not currently available.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 6%, 5% or 3.5%. If you select a 6% rate, for example, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 6% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 6%, after deduction of fees.

If you select a 3.5% rate, for example, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI.

Minimum Payment Amounts. The income phase payment option you select must result in:

· A first income phase payment of at least $50; and
· Total yearly income phase payments of at least $250.

If your contract value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first contract year, or, unless we consent, later than the first day of the month following the annuitant’s 90th birthday.

Income phase payments will not begin until you have selected an income phase payment option. Surrender charges may apply if income phase payments begin within the first five contract years. Failure to select an income phase payment option by the annuitant’s 90th birthday may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

Income phase payments may not extend beyond:

a)	The life of the annuitant;
b)	The joint lives of the annuitant and beneficiary;
c)	A guaranteed period greater than the annuitant’s life expectancy; or
d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 100.

If income phase payments start when the annuitant is at an advanced age, such as over 90, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

PRO.70600-11 57

Charges Deducted

• If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to
1.50% of amounts invested in the subaccounts. See “Fees and Expenses.”
•· There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.15% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See “Fees and
Expenses.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying the Customer Service Center.

If continuing income phase payments are elected, the beneficiary may not elect to receive a lump-sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations”.

Payment Options
The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

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Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit, if any, under the income phase payment option selected.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Life Income-	Length of Payments: For as long as the annuitant lives, with payments guaranteed for
Guaranteed	your choice of 5 to 30 years or as otherwise specified in the contract.
Payments*	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Life Income-	Length of Payments: For as long as either annuitant lives. It is possible that only one
Two Lives	payment will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
a) 100%, 66T% or 50% of the payment to continue to the surviving annuitant after the first death; or
b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end upon the death of both annuitants.
Life Income-	Length of Payments: For as long as either annuitant lives, with payments guaranteed
Two Lives	from 5 to 30 years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after
Payments*	the first death.
Death Benefit-Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Life Income- Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will
(limited availability-	pay a lump-sum payment equal to the amount originally applied to the income phase
fixed payments only)	payment option (less any applicable premium tax) and less the total amount of income payments paid.
Life Income-Two	Length of Payments: For as long as either annuitant lives.
Lives-Cash Refund	Continuing Payments: 100% of the payment to continue after the first death.
Option (limited	Death Benefit-Payment to the Beneficiary: When both annuitants die we will pay a
availability-fixed	lump-sum payment equal to the amount applied to the income phase payment option
payments only)	(less any applicable premium tax) and less the total amount of income payments paid.
Nonlifetime Income Phase Payment Option
Nonlifetime-	Length of Payments: You may select payments for 5 to 30 years. In certain cases a
Guaranteed	lump-sum payment may be requested at any time (see below).
Payments*	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Lump-Sum Payment: If the “Nonlifetime-Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump-
sum. A lump-sum elected before three or five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer
Service Center. We do not currently offer variable payouts.

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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OTHER CONTRACT PROVISIONS

Reports to Contract Owners
We confirm purchase, transfer and withdrawal transactions usually within 5 business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value.
You have 30 days to notify our Customer Service Center of any errors or discrepancies. We will notify you when shareholder reports of the investment portfolios in which the separate account invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values, beyond the 7 permitted days, on any business day; (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the separate account may not reasonably occur or so that the Company may not reasonably determine the value of the separate account’s net assets; or (4) during any other period when the SEC so permits for the protection of security holders.
We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the contract shall be those that the premium payment would have bought at the correct age or sex.

Assigning the Contract as Collateral
You may assign a non-qualified contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our
Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes–Applicable Tax Law
We have the right to make changes in the contract to continue to qualify the contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

Free Look
You may cancel your contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the contract to you. Some states may require a longer free look period. To cancel, you need to send your contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any
Market Value Adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the funds and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. In the case of IRA’s cancelled within 7 days of receipt of the contract and in some states, we are required to return to you the amount of the paid premium (rather than the contract value)
in which case you will not be subject to investment risk during the free look period. In these circumstances, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the ING Liquid Assets Portfolio subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase your contract. Your contract is void as of the day we receive your contract and cancellation request.
We determine your contract value at the close of business on the day we receive your written request. If you keep your contract after the free look period and the investment is allocated to a subaccount specially designated by the
Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

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Special Arrangements
We may reduce or waive any contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

CONTRACT DISTRIBUTION

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the contract as well as for other Company contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by the Company for contract sales. Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the contracts through their registered representatives who are licensed to sell securities and variable insurance products
(“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

The following selling firms are affiliated with the Company and have entered into selling agreements with Directed Services LLC for the sale of our variable annuity contracts:

•	ING Financial Advisers, LLC	•	ING Financial Partners, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the contracts. Registered representatives of the selling firms who solicit sales of the contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the contracts.

Directed Services LLC pays selling firms for contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.75% of all, or a portion, of values of contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 7.0% of total premium payments. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum 7.0% commission rate noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may be limited only to ING Financial
Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

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In addition to the direct cash compensation for sales of contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the contracts to you and other customers. These amounts may include:

• Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
• Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on sales;
• Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
• Sponsorship payments or reimbursements for broker-dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
• Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
• Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2010, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	Morgan Stanley Smith Barney LLC	14.	ING Financial Partners, Inc. CAREER
2.	LPL Financial Corporation	15.	Wells Fargo Investments LLC
3.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	16.	Woodbury Financial Services Inc.
4.	ING Financial Partners Inc.	17.	Morgan Keegan and Company Inc.
5.	Wells Fargo Advisors, LLC	18.	Wells Fargo SEC, LLC
6.	UBS Financial Services Inc.	19.	First Allied Securities Inc.
7.	ING Financial Advisers, LLC	20.	Chase Investment SVCS Corp.
8.	Raymond James Financial Services Inc.	21.	Royal Alliance Associates Inc.
9.	Multi-Financial Securities Corporation	22.	SII Investments Inc.
10.	Wells Fargo Advisors, LLC (Bank Channel)	23.	Wells Fargo Advisors Financial Network, LLC
11.	National Planning Corporation	24.	Centaurus Financial Inc.
12.	Securities America Inc.	25.	PrimeVest Financial Services Inc.
13.	Financial Network Investment Corporation

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the contract’s optional benefit riders offered in this prospectus.

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This is a general discussion of the types and levels of compensation paid by us for sales of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Loans. We do not currently permit loans under Section 403(b) contracts that are subject to the Employee
Retirement Income Security Act of 1974, as amended (“ERISA”). Loans may be available if you purchased your contract in connection with a non-ERISA 403(b) plan. If your contract was issued in connection with a 403(b) plan and the terms of your plan permit, you may take a loan, using your surrender value as collateral for the loan. Loans are subject to the terms of the contract, your 403(b) plan, the Tax Code and other federal and state regulations. The amount and number of loans outstanding at any one time under your tax-deferred annuity are limited, whether under our contracts or those of other carriers. Tax-deferred annuity loans are not available for contracts issued in the Commonwealth of Massachusetts. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally will result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax adviser prior to effecting a loan transaction under your contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan requests procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Any outstanding loan balance impacts the following:

• Withdrawal and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

• Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

The portion of any contract value used to pay off an outstanding loan balance will reduce the ING LifePay Plus
Base, ING Joint LifePay Plus Base or Maximum Annual Withdrawal as applicable. We do not recommend the ING
LifePay Plus or ING Joint LifePay Plus rider if loans are contemplated.

Voting Rights
We will vote the shares of a fund owned by the separate account according to your instructions. However, if the
1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a fund in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the contract’s contract value in that subaccount by the net asset value of one share of the fund in which a subaccount invests. We count fractional votes.
We will determine the number of shares you can instruct us to vote 180 days or less before a fund shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in the separate account which are not attributable to contract owners in the same proportion.

State Regulation
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

PRO.70600-11	63

Legal Proceedings We are not aware of any pending legal proceedings that involve the Separate Account as a party.

The company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.
Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

FEDERAL TAX CONSIDERATIONS

Introduction
The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The
U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:
• Your tax position (or the tax position of the designated beneficiary, as applicable) may influence the federal taxation of amounts held or paid out under the contract;
• Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;
• This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
• No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. For advice about the effect of federal income tax laws affecting the contract, state tax laws or any other tax laws affecting the contract or any transactions involving the contract, consult a qualified tax adviser. No attempt is made to provide more than general information about the use of the contract with tax-qualified retirement arrangements.

Types of Contracts: Nonqualified or Qualified
The contract described in this prospectus is available for purchase on a non-tax-qualified basis (“nonqualified contracts”) or purchased on a tax-qualified basis (“qualified contracts”).

Nonqualified contracts are purchased with after tax contributions and are not related to retirement plans or programs that receive special income tax treatment under the Tax Code.

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Tax Code Sections 403(b), 408, or
408A.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the employer sponsoring the plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

PRO.70600-11	64

Taxation of Nonqualified Contracts

Premiums.

You may not deduct the amount of your premiums to a nonqualified contract.

Taxation of Gains Prior to Distribution. Tax Code section 72 governs the general federal income taxation of annuity contracts. We believe that if the contract owner is a natural person (in other words, an individual), the contract owner will generally not be taxed on increases in the value of his or her nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. An agreement to assign or pledge any portion of the contract’s account value generally will be treated as a distribution. In order to be eligible to defer federal income taxation on increases in the account value, each of the following requirements must be satisfied:

Investor Control. Although earnings under nonqualified contracts generally are not taxed until withdrawn, the
IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over such assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which contract owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts, such as the contract described in this prospectus. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the owner of a pro-rata share of the assets of the separate account for federal income tax purposes.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax
Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements.

There are currently no regulations interpreting these Tax Code requirements. When such requirements are clarified by regulation or otherwise, the Company intends to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Nonqualified Contract. If the contract owner of a nonqualified contract is not a natural person, the contract generally is not treated as an annuity for federal income tax purposes and any such income on such contract during the applicable taxable year is taxable as ordinary income. Income on the contract during the applicable taxable year is equal to any increase in the account value over the “investment in the contract”
(generally, the premiums or other consideration you paid for such contract less any nontaxable withdrawals) during such taxable year. There are certain exceptions to this rule, and a non-natural person considering an investment in the contract should consult with a qualified tax adviser prior to purchasing the contract. If the contract owner is not a natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner. When the contract owner is a non-natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Income Phase Starting Date. If the contract’s income phase start date occurs (or is scheduled to occur) at a time when the annuitant has reached, or will have reached, an advanced age (for example, age 85), it is possible that such contract could be treated as an annuity for federal income tax purposes. In that event, the income and gains under such contract could be currently includible in your taxable income.

Diversification. Tax Code section 817(h) requires that the investments of the funds available through a separate account that supports a variable annuity contract be “adequately diversified” in order for the nonqualified contract to qualify as an annuity contract under federal tax law. The separate account, through its funds, intends to comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec.
1.817-5, and any ruling made thereunder, which affect how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such regulations and rulings. We reserve the right to modify your contract as necessary in order to do so.

PRO.70600-11

65

Taxation of Distributions
General. When a withdrawal from a nonqualified annuity contract occurs, the amount received will be treated as ordinary income subject to federal income tax up to an amount equal to the excess (if any) of the contract value
(unreduced by the amount of any early withdrawal charge) immediately before the distribution over the contract owner’s investment in the contract at such time. Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your taxable income as the result of certain pledges, assignments or gifts, less the aggregate amount of non-taxable distributions previously made under such contract.

In the case of a full withdrawal from a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in such contract (for example, the cost basis).

10% Penalty. A 10% federal tax penalty applies to the taxable portion of a distribution from a nonqualified deferred annuity contract unless certain exceptions apply, including one or more of the following:

(a) You have attained age 59½;
(b) You (or the annuitant if the contract owner is a non-natural person) have died;
(c) You have become disabled as defined in the Tax Code;
(d) The distribution is made in substantially equal periodic payments (at least annually)over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
(e) The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A qualified tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such an instance the “investment in the contract” in the old contract will carry over to the new contract. You should consult with a qualified tax adviser regarding procedures for making 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, any distributions from the contract, other than income phase payments, will be treated, for tax purposes, as coming:

• First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;
• Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
• Then, from any remaining “income on the contract;” and
• Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments
(annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the tax-free treatment of the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty tax. A taxable exchange may be avoided if requirements identified as a qualifying event (such as death, disability or attainment of age 59½) are satisfied. We are not responsible for the manner in which any other insurance companies administer, recognize or report, for federal income tax-reporting purposes, Section 1035 exchanges and partial exchanges and what the ultimate tax treatment may be by the IRS. We strongly advise you to discuss with a qualified tax adviser any proposed 1035 exchange or subsequent distribution within 12 months prior to proceeding with the transaction.

PRO.70600-11	66

Taxation of Income Phase Payments. Although the federal tax consequences may vary depending upon the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed as ordinary income, while the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the annuity contract ratably on a tax-free basis over the expected stream of income phase payments when income phase payments begin. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income. On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010, which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Pending the issuance of clarifying guidance, the application of this law change is unclear. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from an annuity contract, such as the contract described in this prospectus, because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump-sum, such amounts are taxed in the same manner as a full withdrawal of the contract; or (ii) if distributed under a payment option, such amounts are taxed in the same way as income phase payments. As discussed above, the Tax Code contains special rules that specify how the contract owner’s interest in a nonqualified contract will be distributed and taxed in the event of the contract owner’s death.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal income tax purposes as a distribution from the contract.

Different distribution requirements apply if your death occurs:
• After you begin receiving income phase payments under the contract; or
• Before you begin receiving such income phase payments.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed by August 31, 2015. However, if distributions begin within one year of your death, then payments may be made over one of the following two timeframes:

• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignment and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified contract, the selection of certain annuity dates or the designation of an annuitant or payee other than a contract owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

PRO.70600-11	67

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (i) that is purchased with a single premium; (ii) with income phase payments starting within one year of the date of purchase;
and (iii) that provides a series of substantially equal periodic payments made at least annually. This contract is not designed as an immediate annuity. If the contract were treated as an immediate annuity, it could affect the federal income treatment of the contract with respect to: (i) the application of certain exceptions from the 10% early withdrawal penalty tax; ownership, if the contract owner is not a natural person; and (iii) certain exchanges.

Multiple Contracts. Federal income tax laws require that all deferred nonqualified annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax
Code section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the intended recipient of the distribution notifies us at or before the time of such distribution that the recipient elects not to have any amounts withheld. Withholding is mandatory, however, if the intended recipient of such distribution fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic income phase payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, the contract owner may elect out of state withholding even if federal withholding applies. For more information concerning a particular state or any required forms, please contact your sales representative or call our Customer Service Center at the number listed on the front of this prospectus.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section
1441 based on the individual’s or the designated beneficiary’s citizenship, country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Same-Sex Marriages. Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract accords to spouses other rights or benefits that are not affected by DOMA, same-
sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Taxation of Qualified Contracts

General. The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. Qualified contracts are designed for use with Tax
Code section 403(b) and 457(b) plans and as IRAs under Tax Code sections 408 and 408A (“qualified contracts”).
They may also be issued as nonqualified contracts for use with Tax Code section 401(a) or 401(k) plans. (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase payments from a qualified contract, depends on the type of qualified contract or program and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

PRO.70600-11

68

Adverse tax consequences may result from: (i) contributions in excess of specified limits; (ii) distributions before age 59½ (subject to certain exceptions); (iii) distributions that do not conform to specified commencement and minimum distribution rules; and (iv) other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans.
Contract owners, participants, annuitants and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) Tax-Deferred Annuities. Prior to September 17, 2007, the contracts were available as Tax Code section 403(b) tax-deferred annuities. Existing contracts issued as Tax Code Section 403(b) tax-deferred annuities will continue to be maintained as such under the applicable rules and regulations. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

In July 2007, the Treasury Department issued final regulations that were generally effective January 1, 2009. The final regulations include: (i) a written plan requirement; (ii) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (iii) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007, and requiring information sharing between the 403(b) plan sponsor and/or its delegate and the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the 403(b) plan sponsor can elect not to permit exchanges or transfers); and (iv) new distribution rules for
403(b)(1) annuities that impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible and the time when distributions can begin. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Employers may establish Simplified
Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from an IRA, you may not make another tax-free rollover from the IRA within a one-year period. Sales of the contract for use with IRAs may be subject to special requirements imposed by the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements. You should consult with a qualified tax adviser in connection with purchasing the contract as an IRA.

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69

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are not deductible, are subject to certain limitations and must be made in cash or as a rollover or transfer from an eligible retirement plan, another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a one-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made. You should consult with a qualified tax adviser in connection with purchasing the contract as a Roth IRA.
Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Contributions. In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

Distributions–General.
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:
•	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:
•	Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
•	A required minimum distribution under Tax Code section 401(a)(9);
•	A hardship withdrawal;
•	Otherwise excludable from income; or
•	Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
403(b) plan, unless certain exceptions, including one or more of the following, have occurred.

a)	You have attained age 59½;
b)	You have become disabled, as defined in the Tax Code;
c)	You have died and the distribution is to your beneficiary;
d)	You have separated from service with the sponsor at or after age 55;
e)	The distribution amount is rolled over into another eligible retirement plan or to a traditional IRA or Roth IRA in accordance with the terms of the Tax Code;
f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
g)	The distribution is made due to an IRS levy upon your plan;
h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006
(403(b) plans only).

PRO.70600-11	70

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.
Effective January 1, 2009, and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship, or under other exceptions as provided for by the Tax Code or regulations. Such distributions remain subject to other applicable restrictions under the Tax
Code.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:
• The distribution is rolled over to another IRA, Roth IRA, or to a plan eligible to receive rollovers as permitted under the Tax Code; or
• You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless an exception applies. In general, except for the exception for separation from service, the exceptions for 403(b) plans listed above also apply to distributions from an IRA including the qualified reservist distribution. The 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:
• Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
• Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA described above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth
IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

Lifetime Required Minimum Distributions (IRA and 403(b) only). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:
• Start date for distributions;
• The time period in which all amounts in your contract(s) must be distributed; and
• Distribution amounts.

PRO.70600-11	71

Start Date and Time Period. Generally, you must begin receiving distributions from a traditional IRA by April
1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax
Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Section 403(b), IRAs and Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions.
Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the required minimum distributions after your death.
If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2011, your entire balance must be distributed to the designated beneficiary by December 31, 2016. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made within one of the following timeframes:

• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding.
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

PRO.70600-11 72

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•	A plan participant as a means to provide benefit payments;
•	An alternate payee under a QDRO in accordance with Tax Code section 414(p); or
•	The Company as collateral for a loan.

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in such contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages. Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract accords to spouses other rights or benefits that are not affected by DOMA, same-
sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Tax Consequences of Living Benefits and Death Benefits

Living Benefits. Except as otherwise noted below, when a withdrawal from a nonqualified contract occurs under a minimum guaranteed withdrawal benefit rider (including the ING LifePay/ING Joint LifePay riders or the
ING LifePay Plus/ING Joint LifePay Plus riders), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the contract owner’s investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under a MGWB rider (including the ING LifePay/ING Joint Life Pay riders or the ING LifePay Plus/ING
Joint LifePay Plus riders), or the MGIB rider, as well as the market value adjustment, could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code section 72(b) for tax purposes.

Payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer under the ING LifePay Plus or
ING Joint LifePay Plus rider are designed to be treated as income phase payments for withholding and tax reporting purposes. A portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designated to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when your payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer start. Any withdrawals in addition to the Maximum Annual Withdrawal payments you are receiving pursuant to the Income Optimizer constitute Excess Withdrawals under the ING
LifePay Plus or ING Joint LifePay Plus rider, causing a pro-rata reduction of the ING LifePay Plus Base and
Maximum Annual Withdrawal. This reduction will result in a proportional reduction of the non-taxable portion of your future Maximum Annual Withdrawal payments. Once your investment in the contract has been fully recovered, the full amount of each of your future Maximum Annual Withdrawal payments would be subject to tax as ordinary income.

PRO.70600-11

73

Enhanced Death Benefits. The contract offers a death benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract holders, and could affect the amount of required minimum distributions. Additionally, because certain charges may be imposed with respect to some of the available death benefits it is possible these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts.
In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

PRO.70600-11

74

STATEMENT OF ADDITIONAL INFORMATION

Table of Contents
Introduction
Description of ING USA Annuity and Life Insurance Company
Separate Account B
Safekeeping of Assets
Experts
Distribution of Contracts
IRA Partial Withdrawal Option
Other Information
Financial Statements of Separate Account B
Financial Statements of ING USA Annuity and Life Insurance Company

Please tear off, complete and return the form below to order a free Statement of Additional
Information for the contracts offered under the prospectus, free of charge. Address the form to our

Customer Service Center; the address is shown on the prospectus cover.

PLEASE SEND ME:

qA FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR
SEPARATE ACCOUNT B.

qTHE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT OF ING USA
ANNUITY AND LIFE INSURANCE COMPANY.

Please Print or Type:

Name

Street Address
City, State, Zip

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ 04/29/11 _ _

PRO.70600-11	75

APPENDIX A

CONDENSED FINANCIAL INFORMATION
Except for subaccounts which did not commence operations as of December 31, 2010, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2010, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2010 are not reflected in the following information.

Separate Account Annual Charges of 0.75%

	2010	2009	2008	2007	2006	2005	2004	2003	2002

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.48	$10.77	$18.94	$16.27	$14.71	$12.70	$11.11	$8.73	$9.74
Value at end of period	$16.81	$14.48	$10.77	$18.94	$16.27	$14.71	$12.70	$11.11	$8.73
Number of accumulation units outstanding at end of period	489,750	588,421	687,567	754,188	913,687	599,653	337,248	234,386	18,395
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.34	$8.02	$14.13	$14.06	$11.81	$11.27	$10.21	$7.91	$9.62
Value at end of period	$11.79	$10.34	$8.02	$14.13	$14.06	$11.81	$11.27	$10.21	$7.91
Number of accumulation units outstanding at end of period	171,552	237,955	289,513	344,699	382,560	339,023	351,282	321,037	21,034
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.98	$11.69	$17.58	$18.15	$15.63	$14.48	$11.79	$8.99	$9.98
Value at end of period	$19.07	$14.98	$11.69	$17.58	$18.15	$15.63	$14.48	$11.79	$8.99
Number of accumulation units outstanding at end of period	39,346	57,030	65,436	87,893	115,207	65,724	19,788	11,105	1,802
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$15.24	$11.32	$15.53	$16.11	$14.06	$13.14	$10.91	$8.11	$10.00
Value at end of period	$18.45	$15.24	$11.32	$15.53	$16.11	$14.06	$13.14	$10.91	$8.11
Number of accumulation units outstanding at end of period	8,960	6,584	3,223	3,944	11,558	10,939	12,505	11,451	0
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.91	$8.90	$9.93
Value at end of period	$10.43	$9.91	$8.90
Number of accumulation units outstanding at end of period	114,696	126,736	104,979
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.50	$7.33	$11.95	$11.52	$10.13	$9.76
Value at end of period	$10.45	$9.50	$7.33	$11.95	$11.52	$10.13
Number of accumulation units outstanding at end of period	133,934	151,580	152,202	121,485	149,129	17,020
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.74	$7.07	$12.79	$11.53	$10.60	$9.95
Value at end of period	$11.41	$9.74	$7.07	$12.79	$11.53	$10.60
Number of accumulation units outstanding at end of period	223,093	271,617	281,821	219,886	260,069	16,580
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.37	$8.75	$15.33	$12.94	$11.01	$10.14
Value at end of period	$13.10	$12.37	$8.75	$15.33	$12.94	$11.01
Number of accumulation units outstanding at end of period	222,511	266,550	323,097	271,710	214,094	64,347

CFI 1

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING BALANCED PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.11	$10.25	$14.41	$13.78	$12.67	$12.27	$11.34	$10.00
Value at end of period	$13.67	$12.11	$10.25	$14.41	$13.78	$12.67	$12.27	$11.34
Number of accumulation units outstanding at end of period	46,496	52,052	54,572	71,174	112,784	103,794	104,648	71,914
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.72	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72	$10.00
Value at end of period	$18.49	$14.72	$10.97	$18.82	$17.87	$15.62	$14.66	$11.54	$8.72
Number of accumulation units outstanding at end of period	56,814	69,799	79,256	109,066	136,753	86,471	38,600	53,076	0
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.64	$10.08
Value at end of period	$11.14	$10.64
Number of accumulation units outstanding at end of period	83,885	14,951
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO - CLASS S
(Funds were first received in this option during December 2006)
Value at beginning of period	$8.60	$6.65	$11.00	$10.38	$10.49
Value at end of period	$9.68	$8.60	$6.65	$11.00	$10.38
Number of accumulation units outstanding at end of period	6,685	6,582	7,515	8,339	2,667
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.51	$9.58	$16.09	$13.64	$12.87	$11.70
Value at end of period	$17.01	$14.51	$9.58	$16.09	$13.64	$12.87
Number of accumulation units outstanding at end of period	19,660	15,671	7,915	10,631	11,674	3,984
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.57	$5.72	$9.90
Value at end of period	$8.72	$7.57	$5.72
Number of accumulation units outstanding at end of period	132,218	142,598	160,122
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.57	$8.09	$13.41	$12.98	$11.48	$11.14	$10.35	$7.41	$9.99
Value at end of period	$11.76	$10.57	$8.09	$13.41	$12.98	$11.48	$11.14	$10.35	$7.41
Number of accumulation units outstanding at end of period	5,617	18,048	24,864	22,458	32,878	30,426	40,561	44,075	1,232
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.77	$6.42	$6.42
Value at end of period	$9.62	$7.77	$6.42
Number of accumulation units outstanding at end of period	2,939	2,923	1,522
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.81	$6.81	$10.42
Value at end of period	$9.68	$8.81	$6.81
Number of accumulation units outstanding at end of period	41,053	43,368	39,491
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.34	$10.33	$16.75	$15.75	$13.95	$13.02	$12.14	$10.00
Value at end of period	$15.07	$13.34	$10.33	$16.75	$15.75	$13.95	$13.02	$12.14
Number of accumulation units outstanding at end of period	219,594	255,790	251,002	145,542	150,140	110,132	93,560	124,019

CFI 2

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.32	$7.64	$12.29	$11.82	$10.42	$9.99	$9.13	$7.31	$9.41
Value at end of period	$10.51	$9.32	$7.64	$12.29	$11.82	$10.42	$9.99	$9.13	$7.31
Number of accumulation units outstanding at end of period	288,640	342,764	441,507	589,242	706,796	699,498	642,836	714,143	71,090
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.12	$10.06	$16.28	$15.58	$14.39	$13.08	$11.32	$8.64	$9.92
Value at end of period	$15.84	$13.12	$10.06	$16.28	$15.58	$14.39	$13.08	$11.32	$8.64
Number of accumulation units outstanding at end of period	171,023	203,064	233,142	296,035	390,173	317,559	264,296	258,278	22,538
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.84	$10.39	$15.79	$17.01	$15.10	$14.17	$11.73	$8.70	$10.12
Value at end of period	$15.61	$12.84	$10.39	$15.79	$17.01	$15.10	$14.17	$11.73	$8.70
Number of accumulation units outstanding at end of period	86,983	98,259	112,142	142,060	190,380	158,913	125,338	128,985	18,192
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.91	$11.69	$12.89	$12.29	$11.93	$11.68	$11.25	$10.00
Value at end of period	$14.03	$12.91	$11.69	$12.89	$12.29	$11.93	$11.68	$11.25
Number of accumulation units outstanding at end of period	336,344	398,903	451,149	423,111	453,380	207,458	102,679	113,933
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.99	$12.88
Value at end of period	$14.94	$13.99
Number of accumulation units outstanding at end of period	27,912	39,192
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.10	$11.26	$19.67	$17.53	$13.71	$12.67	$10.91	$8.47	$10.01
Value at end of period	$14.32	$14.10	$11.26	$19.67	$17.53	$13.71	$12.67	$10.91	$8.47
Number of accumulation units outstanding at end of period	86,396	110,733	132,343	164,410	147,019	92,086	51,621	38,096	4,649
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.95	$5.26	$10.39
Value at end of period	$10.69	$8.95	$5.26
Number of accumulation units outstanding at end of period	143,020	84,690	43,852
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.90	$11.95	$17.98	$17.70	$15.31	$14.21	$11.88	$9.20	$10.00
Value at end of period	$18.18	$14.90	$11.95	$17.98	$17.70	$15.31	$14.21	$11.88	$9.20
Number of accumulation units outstanding at end of period	43,617	56,417	65,535	84,163	87,571	50,519	19,960	13,543	0
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.39	$9.47	$13.17	$11.89	$11.34	$11.05
Value at end of period	$15.18	$13.39	$9.47	$13.17	$11.89	$11.34
Number of accumulation units outstanding at end of period	13,527	6,599	1,056	1,063	3,613	4,478
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.04	$7.67	$12.73	$13.08	$11.98	$11.70
Value at end of period	$12.37	$10.04	$7.67	$12.73	$13.08	$11.98
Number of accumulation units outstanding at end of period	2,932	5,409	4,080	6,628	7,816	4,707

CFI 3

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$19.41	$19.49	$19.17	$18.40	$17.72	$17.37	$17.34	$17.34	$17.22
Value at end of period	$19.26	$19.41	$19.49	$19.17	$18.40	$17.72	$17.37	$17.34	$17.34
Number of accumulation units outstanding at end of period	94,945	162,062	269,683	298,024	153,120	34,025	31,348	23,815	25,089
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$7.35	$5.38	$9.01
Value at end of period	$8.30	$7.35	$5.38
Number of accumulation units outstanding at end of period	6,839	17,172	14,482
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$27.40	$23.41	$30.38	$29.43	$26.49	$25.94	$23.52	$20.30	$21.55
Value at end of period	$29.87	$27.40	$23.41	$30.38	$29.43	$26.49	$25.94	$23.52	$20.30
Number of accumulation units outstanding at end of period	42,562	57,661	72,737	76,172	104,135	139,054	101,092	66,352	24,145
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.69	$6.59	$10.72
Value at end of period	$9.80	$8.69	$6.59
Number of accumulation units outstanding at end of period	42,571	24,148	30,849
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.63	$9.73	$15.75	$12.65	$11.84	$10.83	$9.82	$7.24	$9.85
Value at end of period	$17.58	$13.63	$9.73	$15.75	$12.65	$11.84	$10.83	$9.82	$7.24
Number of accumulation units outstanding at end of period	54,180	54,439	56,383	35,218	38,945	34,310	33,260	28,402	1,700
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.26	$8.85	$14.94	$14.12	$12.06	$10.06
Value at end of period	$14.12	$12.26	$8.85	$14.94	$14.12	$12.06
Number of accumulation units outstanding at end of period	79,991	107,025	116,365	158,013	231,483	335,304
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.11	$10.20	$17.27	$16.36	$14.02	$12.47	$10.92	$8.35	$10.00
Value at end of period	$16.22	$14.11	$10.20	$17.27	$16.36	$14.02	$12.47	$10.92	$8.35
Number of accumulation units outstanding at end of period	135,698	160,556	176,964	200,451	271,980	125,557	11,617	3,128	223
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.80	$9.80	$11.72	$10.87	$10.12	$10.01
Value at end of period	$13.53	$11.80	$9.80	$11.72	$10.87	$10.12
Number of accumulation units outstanding at end of period	174,637	210,339	279,774	256,666	158,225	129,252
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.28	$8.96	$11.65	$11.41	$10.56	$10.20
Value at end of period	$15.06	$13.28	$8.96	$11.65	$11.41	$10.56
Number of accumulation units outstanding at end of period	90,231	112,327	113,336	177,314	195,700	67,117
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$19.42	$17.10	$16.53	$15.28	$14.76	$14.51	$13.94	$13.41	$12.43
Value at end of period	$20.76	$19.42	$17.10	$16.53	$15.28	$14.76	$14.51	$13.94	$13.41
Number of accumulation units outstanding at end of period	86,796	115,189	60,562	32,054	18,781	19,134	15,494	22,526	11,209

CFI 4

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.11	$10.75	$10.00
Value at end of period	$15.44	$14.46	$12.94	$13.06	$12.03	$11.65	$11.50	$11.11	$10.75
Number of accumulation units outstanding at end of period	111,400	153,921	178,495	130,180	126,334	135,399	102,583	131,991	55,182
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.64	$8.63	$13.33	$12.78	$11.03	$10.74
Value at end of period	$12.23	$10.64	$8.63	$13.33	$12.78	$11.03
Number of accumulation units outstanding at end of period	21,714	28,870	30,070	38,535	47,686	40,290
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.54	$8.48	$12.78	$12.20	$10.94	$10.27
Value at end of period	$12.33	$10.54	$8.48	$12.78	$12.20	$10.94
Number of accumulation units outstanding at end of period	73,596	84,778	85,884	103,549	139,643	118,868
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.75	$10.86
Value at end of period	$14.23	$12.75
Number of accumulation units outstanding at end of period	85,980	86,925
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$7.74	$5.97	$9.20	$8.44	$7.57	$7.00	$6.42	$4.67	$8.37
Value at end of period	$10.15	$7.74	$5.97	$9.20	$8.44	$7.57	$7.00	$6.42	$4.67
Number of accumulation units outstanding at end of period	38,934	44,210	32,671	27,152	33,355	25,336	16,344	19,261	3,071
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.31	$10.54	$15.44	$14.72	$12.78	$11.70	$10.33	$7.56	$9.95
Value at end of period	$16.38	$13.31	$10.54	$15.44	$14.72	$12.78	$11.70	$10.33	$7.56
Number of accumulation units outstanding at end of period	38,261	42,897	38,103	37,156	43,693	39,462	48,702	52,291	16,504
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.78	$8.88	$12.23	$11.78	$10.72	$10.51
Value at end of period	$11.90	$10.78	$8.88	$12.23	$11.78	$10.72
Number of accumulation units outstanding at end of period	49,976	52,848	50,657	53,038	82,464	3,654
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.41	$8.34	$12.70	$12.23	$10.94	$10.61
Value at end of period	$11.75	$10.41	$8.34	$12.70	$12.23	$10.94
Number of accumulation units outstanding at end of period	78,104	91,149	76,492	64,247	52,414	4,318
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.47	$8.22	$13.14	$12.58	$11.10	$10.75
Value at end of period	$11.90	$10.47	$8.22	$13.14	$12.58	$11.10
Number of accumulation units outstanding at end of period	7,842	7,998	7,966	9,762	24,237	1,474
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.43	$8.10	$13.56	$12.92	$12.16
Value at end of period	$11.92	$10.43	$8.10	$13.56	$12.92
Number of accumulation units outstanding at end of period	2,447	8,777	8,597	8,606	1,606

CFI 5

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$11.07	$9.52	$11.50	$11.02	$10.39
Value at end of period	$12.04	$11.07	$9.52	$11.50	$11.02
Number of accumulation units outstanding at end of period	12,960	19,233	25,260	52,437	16,951
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.35	$11.42	$15.12	$14.44	$13.45	$13.27
Value at end of period	$14.69	$13.35	$11.42	$15.12	$14.44	$13.45
Number of accumulation units outstanding at end of period	10,613	14,295	23,209	28,152	20,424	3,111
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.25	$11.49	$18.15	$17.46	$15.58	$14.79
Value at end of period	$15.95	$14.25	$11.49	$18.15	$17.46	$15.58
Number of accumulation units outstanding at end of period	4,460	5,210	9,650	10,802	10,153	883
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.81	$11.46	$16.63	$15.92	$14.48	$14.24
Value at end of period	$15.32	$13.81	$11.46	$16.63	$15.92	$14.48
Number of accumulation units outstanding at end of period	7,584	9,881	14,697	16,838	14,341	351
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.66	$7.30	$10.17
Value at end of period	$10.93	$9.66	$7.30
Number of accumulation units outstanding at end of period	340,928	274,001	190,714
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.36	$7.84	$13.92	$12.41	$11.48	$10.61	$9.85	$6.86	$9.90
Value at end of period	$14.45	$11.36	$7.84	$13.92	$12.41	$11.48	$10.61	$9.85	$6.86
Number of accumulation units outstanding at end of period	41,283	53,995	52,948	56,820	74,242	37,655	27,168	32,473	0
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.25	$8.26	$12.94	$12.65	$10.70	$10.33
Value at end of period	$11.69	$10.25	$8.26	$12.94	$12.65	$10.70
Number of accumulation units outstanding at end of period	25,351	34,506	25,752	38,381	29,680	10,509
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.03	$7.80	$13.62	$12.52	$11.16	$10.62	$9.75	$7.52	$9.91
Value at end of period	$12.77	$11.03	$7.80	$13.62	$12.52	$11.16	$10.62	$9.75	$7.52
Number of accumulation units outstanding at end of period	77,791	91,393	107,501	133,890	153,128	174,765	166,665	173,019	18,694
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.24	$6.29	$10.21
Value at end of period	$8.88	$8.24	$6.29
Number of accumulation units outstanding at end of period	45,925	55,312	51,256
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.25	$7.15	$11.99	$11.29	$9.76	$9.71	$8.69	$6.85	$9.91
Value at end of period	$11.30	$10.25	$7.15	$11.99	$11.29	$9.76	$9.71	$8.69	$6.85
Number of accumulation units outstanding at end of period	36,920	45,639	35,199	52,491	59,105	22,881	31,110	35,846	10,569

CFI 6

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.74	$10.25	$10.02
Value at end of period	$11.29	$10.74	$10.25
Number of accumulation units outstanding at end of period	38,596	34,189	13,014
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.88	$7.56	$12.70	$12.68	$11.18	$10.33	$9.08	$7.35	$9.91
Value at end of period	$11.08	$9.88	$7.56	$12.70	$12.68	$11.18	$10.33	$9.08	$7.35
Number of accumulation units outstanding at end of period	17,253	17,623	19,728	29,474	33,090	13,249	9,007	7,245	0
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34	$10.00
Value at end of period	$13.08	$11.45	$8.98	$14.24	$14.68	$12.77	$12.43	$10.73	$8.34
Number of accumulation units outstanding at end of period	40,150	54,755	65,309	128,460	166,991	180,683	142,628	89,527	4,738
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO - CLASS I
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.63	$9.55	$12.56	$12.22	$10.93	$10.06
Value at end of period	$12.97	$11.63	$9.55	$12.56	$12.22	$10.93
Number of accumulation units outstanding at end of period	137,766	169,379	182,051	230,012	249,753	305,069
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO - CLASS S
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.76	$9.68	$12.76	$12.45	$11.16	$10.43	$9.50	$7.54	$9.88
Value at end of period	$13.08	$11.76	$9.68	$12.76	$12.45	$11.16	$10.43	$9.50	$7.54
Number of accumulation units outstanding at end of period	165,838	211,728	273,912	356,547	365,656	132,381	10,731	7,594	297
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.89	$6.12	$9.74
Value at end of period	$8.29	$7.89	$6.12
Number of accumulation units outstanding at end of period	25,923	30,957	39,611
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.80	$11.63	$18.90	$19.32	$16.97	$16.32
Value at end of period	$19.30	$15.80	$11.63	$18.90	$19.32	$16.97
Number of accumulation units outstanding at end of period	29,817	28,556	26,846	25,199	20,003	2,471
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.96	$10.18	$11.03	$10.06	$10.05	$10.01
Value at end of period	$12.83	$11.96	$10.18	$11.03	$10.06	$10.05
Number of accumulation units outstanding at end of period	192,949	176,124	179,788	64,973	52,652	18,256
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.44	$10.12	$14.66	$14.69	$12.12	$11.58	$10.05	$8.28	$9.94
Value at end of period	$13.53	$11.44	$10.12	$14.66	$14.69	$12.12	$11.58	$10.05	$8.28
Number of accumulation units outstanding at end of period	114,858	148,657	216,782	232,135	216,456	134,598	70,739	55,947	15,836

CFI 7

Condensed Financial Information (continued)

Separate Account Annual Charges of 0.95%

	2010	2009	2008	2007	2006	2005	2004	2003	2002

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.24	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73
Value at end of period	$16.49	$14.24	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71
Number of accumulation units outstanding at end of period	109,249	135,870	151,254	173,521	196,871	801,875	551,666	40,201	4,124
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61
Value at end of period	$11.57	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89
Number of accumulation units outstanding at end of period	21,686	25,217	25,505	29,443	33,797	537,653	519,515	6,929	2,414
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.74	$11.52	$17.37	$17.96	$15.50	$14.39	$11.74	$8.97	$9.98
Value at end of period	$18.72	$14.74	$11.52	$17.37	$17.96	$15.50	$14.39	$11.74	$8.97
Number of accumulation units outstanding at end of period	15,105	15,862	16,718	19,781	24,704	12,027	10,156	8,955	137
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$15.00	$11.17	$15.35	$15.96	$13.96	$13.07	$10.87	$8.10	$10.00
Value at end of period	$18.14	$15.00	$11.17	$15.35	$15.96	$13.96	$13.07	$10.87	$8.10
Number of accumulation units outstanding at end of period	10,662	2,950	2,690	3,080	3,124	3,737	2,297	864	215
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.87	$8.89	$9.84
Value at end of period	$10.37	$9.87	$8.89
Number of accumulation units outstanding at end of period	18,404	29,743	18,380
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.41	$7.28	$11.89	$11.49	$10.12	$10.09
Value at end of period	$10.34	$9.41	$7.28	$11.89	$11.49	$10.12
Number of accumulation units outstanding at end of period	26,616	35,318	32,162	39,397	63,799	816,775
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.65	$7.03	$12.73	$11.50	$10.59	$10.47
Value at end of period	$11.29	$9.65	$7.03	$12.73	$11.50	$10.59
Number of accumulation units outstanding at end of period	30,825	32,304	29,243	37,003	68,126	954,760
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.26	$8.70	$15.26	$12.90	$11.00	$9.76
Value at end of period	$12.95	$12.26	$8.70	$15.26	$12.90	$11.00
Number of accumulation units outstanding at end of period	35,706	48,418	51,578	46,621	49,871	543,376
ING BALANCED PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.94	$10.14	$14.27	$13.68	$12.60
Value at end of period	$13.46	$11.94	$10.14	$14.27	$13.68
Number of accumulation units outstanding at end of period	1,917	6,873	7,381	6,915	6,892
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.51	$8.70	$10.00
Value at end of period	$18.17	$14.50	$10.83	$18.61	$17.70	$15.51	$14.58	$11.51	$8.70
Number of accumulation units outstanding at end of period	11,925	15,558	15,163	25,122	40,577	92,016	11,022	12,488	0

CFI 8

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.62	$10.75
Value at end of period	$11.10	$10.62
Number of accumulation units outstanding at end of period	9,750	5,961
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO - CLASS S
(Funds were first received in this option during December 2006)
Value at beginning of period	$8.54	$6.62	$10.98	$10.38	$10.49
Value at end of period	$9.60	$8.54	$6.62	$10.98	$10.38
Number of accumulation units outstanding at end of period	5,098	5,196	5,213	6,933	3,023
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$14.37	$9.51	$16.01	$13.60	$12.85	$11.98
Value at end of period	$16.82	$14.37	$9.51	$16.01	$13.60	$12.85
Number of accumulation units outstanding at end of period	3,220	4,788	4,010	4,787	3,893	519
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.54	$5.71	$8.31
Value at end of period	$8.67	$7.54	$5.71
Number of accumulation units outstanding at end of period	14,880	16,547	21,518
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.40	$7.98	$13.25	$12.85	$11.39	$11.07	$10.31	$7.40	$9.99
Value at end of period	$11.54	$10.40	$7.98	$13.25	$12.85	$11.39	$11.07	$10.31	$7.40
Number of accumulation units outstanding at end of period	4,006	6,061	4,426	4,853	5,327	3,442	13	124	0
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.74	$6.42	$8.99
Value at end of period	$9.58	$7.74	$6.42
Number of accumulation units outstanding at end of period	0	8,959	10,043
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.77	$6.61
Value at end of period	$9.63	$8.77
Number of accumulation units outstanding at end of period	2,689	3,205
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.16	$10.22	$16.59	$15.63	$13.88	$14.06
Value at end of period	$14.84	$13.16	$10.22	$16.59	$15.63	$13.88
Number of accumulation units outstanding at end of period	14,247	17,392	13,788	10,818	12,489	9,277
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.17	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40
Value at end of period	$10.32	$9.17	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28
Number of accumulation units outstanding at end of period	27,045	46,838	48,227	59,345	54,908	450,474	418,924	31,451	2,369
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.90	$9.91	$16.07	$15.41	$14.26	$12.99	$11.27	$8.61	$9.91
Value at end of period	$15.54	$12.90	$9.91	$16.07	$15.41	$14.26	$12.99	$11.27	$8.61
Number of accumulation units outstanding at end of period	24,243	35,038	37,692	53,690	67,317	553,807	517,452	32,539	5,073

CFI 9

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.68	$10.11
Value at end of period	$15.32	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.68
Number of accumulation units outstanding at end of period	5,097	7,266	8,670	13,654	22,702	397,971	336,053	3,911	1,382
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.71	$11.53	$12.75	$12.18	$11.84	$11.62	$11.21	$10.00
Value at end of period	$13.79	$12.71	$11.53	$12.75	$12.18	$11.84	$11.62	$11.21
Number of accumulation units outstanding at end of period	81,977	90,166	83,654	103,753	134,575	147,290	3,636	3,638
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.96	$12.87
Value at end of period	$14.89	$13.96
Number of accumulation units outstanding at end of period	2,333	3,310
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.87	$11.10	$19.43	$17.35	$13.60	$12.59	$10.86	$8.45	$10.01
Value at end of period	$14.07	$13.87	$11.10	$19.43	$17.35	$13.60	$12.59	$10.86	$8.45
Number of accumulation units outstanding at end of period	16,206	17,293	22,384	27,043	32,902	18,570	917	1,154	289
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.92	$5.25	$9.95
Value at end of period	$10.63	$8.92	$5.25
Number of accumulation units outstanding at end of period	29,609	31,324	18,304
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19	$10.00
Value at end of period	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19
Number of accumulation units outstanding at end of period	23,050	23,662	22,483	27,472	34,281	155,270	110,487	1,977	0
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.26	$9.40	$13.10	$11.85	$11.33
Value at end of period	$15.01	$13.26	$9.40	$13.10	$11.85
Number of accumulation units outstanding at end of period	5,937	6,840	602	711	722
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$9.95	$7.61	$12.67	$13.03	$11.98
Value at end of period	$12.23	$9.95	$7.61	$12.67	$13.03
Number of accumulation units outstanding at end of period	1,241	1,295	1,295	1,366	4,707
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$18.60	$18.72	$18.45	$17.75	$17.12	$16.82	$16.82	$16.86	$16.78
Value at end of period	$18.43	$18.60	$18.72	$18.45	$17.75	$17.12	$16.82	$16.82	$16.86
Number of accumulation units outstanding at end of period	11,204	33,940	62,017	64,781	25,110	392,748	298,469	1,754	0
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.09	$19.96	$21.24
Value at end of period	$28.91	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.09	$19.96
Number of accumulation units outstanding at end of period	5,427	9,220	11,141	19,038	19,950	449,947	288,602	231	414

CFI 10

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.66	$6.58	$9.49
Value at end of period	$9.75	$8.66	$6.58
Number of accumulation units outstanding at end of period	12,297	1,533	1,534
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$13.41	$9.60	$15.56	$12.52	$12.19
Value at end of period	$17.26	$13.41	$9.60	$15.56	$12.52
Number of accumulation units outstanding at end of period	5,283	11,876	11,131	1,331	409
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.14	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	6,914	6,986	7,172	8,236	13,180	161,425
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34	$10.00
Value at end of period	$15.93	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34
Number of accumulation units outstanding at end of period	30,548	36,970	43,121	53,750	67,695	80,754	46,615	1,761	0
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.69	$9.73	$11.65	$10.83	$10.11	$10.01
Value at end of period	$13.38	$11.69	$9.73	$11.65	$10.83	$10.11
Number of accumulation units outstanding at end of period	37,912	33,043	45,969	44,914	24,203	13,963
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.16	$8.89	$11.59	$11.37	$10.54	$10.36
Value at end of period	$14.89	$13.16	$8.89	$11.59	$11.37	$10.54
Number of accumulation units outstanding at end of period	29,261	17,364	10,079	19,241	18,123	449,879
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$18.83	$16.61	$16.09	$14.91	$14.43	$14.22	$13.68	$13.19	$12.25
Value at end of period	$20.09	$18.83	$16.61	$16.09	$14.91	$14.43	$14.22	$13.68	$13.19
Number of accumulation units outstanding at end of period	25,845	19,579	16,667	3,208	3,510	677,488	530,901	4,579	7,405
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74	$10.00
Value at end of period	$15.17	$14.24	$12.76	$12.91	$11.91	$11.57	$11.44	$11.07	$10.74
Number of accumulation units outstanding at end of period	9,255	18,210	12,404	3,723	3,891	3,981	2,727	3,443	0
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.54	$8.57	$13.26	$12.74	$11.01	$10.68
Value at end of period	$12.09	$10.54	$8.57	$13.26	$12.74	$11.01
Number of accumulation units outstanding at end of period	2,367	4,056	4,292	4,644	4,976	46,834
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.44	$8.42	$12.71	$12.16	$10.93	$10.63
Value at end of period	$12.19	$10.44	$8.42	$12.71	$12.16	$10.93
Number of accumulation units outstanding at end of period	18,581	21,279	23,770	25,787	26,439	50,406

CFI 11

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.73	$10.86
Value at end of period	$14.18	$12.73
Number of accumulation units outstanding at end of period	1,894	2,370
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$7.61	$5.88	$9.07	$8.34	$7.49	$6.95	$5.82	$4.66	$8.36
Value at end of period	$9.95	$7.61	$5.88	$9.07	$8.34	$7.49	$6.95	$5.82	$4.66
Number of accumulation units outstanding at end of period	9,586	10,719	5,247	5,858	6,013	0	94	0	0
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.09	$10.39	$15.25	$14.57	$12.68	$11.63	$10.29	$7.54	$9.95
Value at end of period	$16.08	$13.09	$10.39	$15.25	$14.57	$12.68	$11.63	$10.29	$7.54
Number of accumulation units outstanding at end of period	8,505	14,533	15,959	6,268	6,377	1,625	543	4,207	4,208
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.68	$8.81	$12.17	$11.74	$11.00
Value at end of period	$11.77	$10.68	$8.81	$12.17	$11.74
Number of accumulation units outstanding at end of period	2,973	3,105	4,065	10,544	7,325
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.31	$8.27	$12.63	$12.19	$11.63
Value at end of period	$11.62	$10.31	$8.27	$12.63	$12.19
Number of accumulation units outstanding at end of period	2,901	3,398	3,406	6,311	11,103
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.37	$8.16	$13.07	$12.54	$11.45
Value at end of period	$11.77	$10.37	$8.16	$13.07	$12.54
Number of accumulation units outstanding at end of period	22,693	23,352	23,538	20,767	29,966
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.97	$9.45	$11.44	$10.98	$10.27
Value at end of period	$11.90	$10.97	$9.45	$11.44	$10.98
Number of accumulation units outstanding at end of period	5,068	5,285	5,285	10,639	6,916
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.22	$11.33	$15.04	$14.39	$13.43	$13.28
Value at end of period	$14.53	$13.22	$11.33	$15.04	$14.39	$13.43
Number of accumulation units outstanding at end of period	16,346	16,593	17,331	19,112	6,577	4,946
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.68	$11.37	$16.54	$15.87	$14.46	$14.37
Value at end of period	$15.15	$13.68	$11.37	$16.54	$15.87	$14.46
Number of accumulation units outstanding at end of period	3,997	3,955	4,079	985	1,120	1,272
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.62	$7.29	$10.35
Value at end of period	$10.87	$9.62	$7.29
Number of accumulation units outstanding at end of period	64,708	53,435	34,010

CFI 12

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.18	$7.73	$13.76	$12.29	$11.39	$10.76	$9.81	$6.85	$9.90
Value at end of period	$14.19	$11.18	$7.73	$13.76	$12.29	$11.39	$9.81	$9.81	$6.85
Number of accumulation units outstanding at end of period	7,679	9,367	10,562	11,373	15,576	841	0	1,721	0
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.15	$8.20	$12.87	$12.61	$10.69	$10.34
Value at end of period	$11.55	$10.15	$8.20	$12.87	$12.61	$10.69
Number of accumulation units outstanding at end of period	14,383	15,718	16,030	16,404	17,474	262,026
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.86	$7.69	$13.46	$12.40	$11.07	$10.55	$9.71	$7.51	$9.91
Value at end of period	$12.54	$10.86	$7.69	$13.46	$12.40	$11.07	$10.55	$9.71	$7.51
Number of accumulation units outstanding at end of period	11,162	16,647	20,821	22,932	19,402	19,420	23,973	20,178	391
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.21	$6.29	$10.20
Value at end of period	$8.83	$8.21	$6.29
Number of accumulation units outstanding at end of period	1,050	1,050	1,050
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.08	$7.05	$11.85	$11.18	$9.83				$9.91
Value at end of period	$11.10	$10.08	$7.05	$11.85	$11.18				$6.84
Number of accumulation units outstanding at end of period	4,546	4,596	5,675	6,625	5,538				0
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.70	$10.24	$9.92
Value at end of period	$11.22	$10.70	$10.24
Number of accumulation units outstanding at end of period	20,949	3,999	3,535
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.72	$7.46	$12.55	$12.55	$11.09	$10.12			$9.91
Value at end of period	$10.88	$9.72	$7.46	$12.55	$12.55	$11.09			$7.33
Number of accumulation units outstanding at end of period	0	0	0	141	4,012	9,737			0
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.27	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.32	$10.00
Value at end of period	$12.86	$11.27	$8.86	$14.08	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	14,585	20,559	23,950	38,905	45,434	238,674	160,272	7,937	0
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO - CLASS I
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.52	$9.48	$12.49	$12.18	$10.91	$10.06
Value at end of period	$12.82	$11.52	$9.48	$12.49	$12.18	$10.91
Number of accumulation units outstanding at end of period	4,451	7,451	7,451	15,409	21,170	21,519
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO - CLASS S
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.57	$9.55	$12.61	$12.33	$11.07	$10.37	$9.83	$9.88	$9.88
Value at end of period	$12.84	$11.57	$9.55	$12.61	$12.33	$11.07	$10.37	$9.83	$7.52
Number of accumulation units outstanding at end of period	36,631	46,753	45,620	53,428	56,264	66,380	3,976	0	0

CFI 13

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$7.86	$6.10	$9.68
Value at end of period	$8.24	$7.86	$6.10
Number of accumulation units outstanding at end of period	8,219	8,478	8,488
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Funds were first received in this option during November 2005)
Value at beginning of period	$15.65	$11.55	$18.80	$19.25	$16.95	$16.71
Value at end of period	$19.08	$15.65	$11.55	$18.80	$19.25	$16.95
Number of accumulation units outstanding at end of period	887	3,025	3,029	4,585	5,385	1,918
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.84	$10.10	$10.97	$10.02	$10.04	$9.98
Value at end of period	$12.68	$11.84	$10.10	$10.97	$10.02	$10.04
Number of accumulation units outstanding at end of period	33,527	40,964	50,391	18,399	24,624	7,579
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.25	$9.98	$14.49	$14.55	$12.03	$11.51	$10.01	$8.27	$9.94
Value at end of period	$13.29	$11.25	$9.98	$14.49	$14.55	$12.03	$11.51	$10.01	$8.27
Number of accumulation units outstanding at end of period	14,511	29,085	30,144	37,918	36,105	30,986	31,860	27,693	5,737

	Separate Account Annual Charges of 1.00%

	2010	2009	2008	2007	2006	2005	2004	2003

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.91	$11.12	$19.59	$16.87	$15.29	$13.24	$11.62	$10.00
Value at end of period	$17.26	$14.91	$11.12	$19.59	$16.87	$15.29	$13.24	$11.62
Number of accumulation units outstanding at end of period	2,620,333	2,759,642	2,609,647	1,738,553	846,179	385,118	271,256	56,254
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.70	$9.10	$16.08	$16.03	$13.50	$12.92	$11.73	$10.00
Value at end of period	$13.31	$11.70	$9.10	$16.08	$16.03	$13.50	$12.92	$11.73
Number of accumulation units outstanding at end of period	613,588	653,883	622,078	527,371	306,045	189,793	212,082	33,633
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$15.26	$11.94	$18.00	$18.63	$16.08	$14.94	$12.29
Value at end of period	$19.38	$15.26	$11.94	$18.00	$18.63	$16.08	$14.94
Number of accumulation units outstanding at end of period	439,366	472,729	335,195	227,462	82,464	36,876	23,539
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$16.27	$12.12	$16.66	$17.34	$15.17	$14.21	$11.83	$10.00
Value at end of period	$19.66	$16.27	$12.12	$16.66	$17.34	$15.17	$14.21	$11.83
Number of accumulation units outstanding at end of period	124,400	109,588	23,647	22,503	19,910	15,825	12,366	1,839
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.86	$8.88	$10.04
Value at end of period	$10.35	$9.86	$8.88
Number of accumulation units outstanding at end of period	2,302,830	2,042,636	797,010

CFI 14

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.39	$7.27	$11.88	$11.48	$10.12	$9.89
Value at end of period	$10.31	$9.39	$7.27	$11.88	$11.48	$10.12
Number of accumulation units outstanding at end of period	2,186,805	2,272,171	2,090,037	1,344,331	217,476	55,034
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$9.63	$7.01	$12.72	$11.49	$10.59	$9.62
Value at end of period	$11.26	$9.63	$7.01	$12.72	$11.49	$10.59
Number of accumulation units outstanding at end of period	3,477,007	3,677,631	3,283,375	1,840,857	395,120	64,458
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.23	$8.68	$15.24	$12.89	$11.00	$10.15
Value at end of period	$12.92	$12.23	$8.68	$15.24	$12.89	$11.00
Number of accumulation units outstanding at end of period	2,510,977	2,576,116	2,416,919	1,464,666	459,465	59,588
ING BALANCED PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.62	$9.87	$13.89	$13.33	$12.28	$11.93	$11.05	$10.00
Value at end of period	$13.09	$11.62	$9.87	$13.89	$13.33	$12.28	$11.93	$11.05
Number of accumulation units outstanding at end of period	207,014	233,545	230,199	191,757	123,350	119,146	136,377	33,289
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$14.44	$10.79	$18.55	$17.66	$15.48	$14.56	$11.49	$10.00
Value at end of period	$18.08	$14.44	$10.79	$18.55	$17.66	$15.48	$14.56	$11.49
Number of accumulation units outstanding at end of period	630,093	667,438	501,751	341,743	111,461	48,843	37,769	15,936
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.62	$10.00
Value at end of period	$11.09	$10.62
Number of accumulation units outstanding at end of period	564,388	289,877
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO - CLASS I
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.66	$5.92	$9.80	$10.03
Value at end of period	$8.61	$7.66	$5.92	$9.80
Number of accumulation units outstanding at end of period	5,751	5,748	5,753	7,756
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO - CLASS S
(Funds were first received in this option during December 2006)
Value at beginning of period	$9.08	$7.04	$11.68	$11.05	$11.17
Value at end of period	$10.19	$9.08	$7.04	$11.68	$11.05
Number of accumulation units outstanding at end of period	139,755	129,476	105,789	73,825	223
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.34	$9.49	$15.98	$13.58	$12.85	$11.72
Value at end of period	$16.77	$14.34	$9.49	$15.98	$13.58	$12.85
Number of accumulation units outstanding at end of period	298,014	198,180	95,314	35,920	3,233	495
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.93	$9.15	$15.21	$14.75	$13.09	$12.72	$11.85	$10.00
Value at end of period	$13.23	$11.93	$9.15	$15.21	$14.75	$13.09	$12.72	$11.85
Number of accumulation units outstanding at end of period	235,957	240,887	218,068	154,471	24,882	24,007	25,625	11,591

CFI 15

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$7.08	$5.87	$10.42	$10.26
Value at end of period	$8.75	$7.08	$5.87	$10.42
Number of accumulation units outstanding at end of period	294,891	258,034	223,236	138,095
ING ERO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$9.14
Value at end of period	$8.83
Number of accumulation units outstanding at end of period	338
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.91	$6.13	$9.63	$10.10
Value at end of period	$8.68	$7.91	$6.13	$9.63
Number of accumulation units outstanding at end of period	3,997,735	4,721,292	5,108,651	3,804,095
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$10.22
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	286
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.51	$9.72	$15.78	$14.88	$13.22	$12.37	$11.55	$10.00
Value at end of period	$14.09	$12.51	$9.72	$15.78	$14.88	$13.22	$12.37	$11.55
Number of accumulation units outstanding at end of period	321,508	319,763	292,483	220,031	113,210	40,801	36,511	11,076
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.56	$9.49	$15.31	$14.76	$13.05	$12.53	$11.48	$10.00
Value at end of period	$13.00	$11.56	$9.49	$15.31	$14.76	$13.05	$12.53	$11.48
Number of accumulation units outstanding at end of period	295,031	326,723	347,967	334,862	264,313	190,007	176,155	82,960
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$13.56	$10.42	$16.90	$16.21	$15.01	$13.68	$11.87	$10.00
Value at end of period	$16.32	$13.56	$10.42	$16.90	$16.21	$15.01	$13.68	$11.87
Number of accumulation units outstanding at end of period	402,584	469,864	451,301	383,276	284,157	182,262	167,574	34,454
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$12.93	$10.49	$15.97	$17.26	$15.36	$14.45	$11.99	$10.00
Value at end of period	$15.68	$12.93	$10.49	$15.97	$17.26	$15.36	$14.45	$11.99
Number of accumulation units outstanding at end of period	182,934	215,411	211,659	225,294	164,081	116,762	102,531	23,838
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.70	$10.62	$11.75	$11.23	$10.93	$10.72	$10.36	$10.00
Value at end of period	$12.69	$11.70	$10.62	$11.75	$11.23	$10.93	$10.72	$10.36
Number of accumulation units outstanding at end of period	4,485,423	4,474,848	4,087,996	3,097,195	816,196	196,383	115,446	12,127
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.68	$6.08	$7.59
Value at end of period	$8.18	$7.68	$6.08
Number of accumulation units outstanding at end of period	250,707	292,920	1,172

CFI 16

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.35	$12.29	$21.52	$19.23	$15.08	$13.97	$12.05	$10.00
Value at end of period	$15.55	$15.35	$12.29	$21.52	$19.23	$15.08	$13.97	$12.05
Number of accumulation units outstanding at end of period	336,066	396,578	407,630	308,600	121,448	64,182	33,591	8,311
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.93	$8.79	$18.22
Value at end of period	$11.10	$14.93	$8.79
Number of accumulation units outstanding at end of period	156	712,822	450,427
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.14	$11.37	$17.15	$16.92	$14.67	$13.66	$11.44	$10.00
Value at end of period	$17.21	$14.14	$11.37	$17.15	$16.92	$14.67	$13.66	$11.44
Number of accumulation units outstanding at end of period	236,989	237,314	216,162	186,009	76,899	20,517	12,422	1,331
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$13.23	$9.38	$13.08	$11.84	$11.32	$11.03
Value at end of period	$14.97	$13.23	$9.38	$13.08	$11.84	$11.32
Number of accumulation units outstanding at end of period	134,208	59,572	14,954	5,798	570	571
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$9.92	$7.59	$12.65	$13.02	$12.63
Value at end of period	$12.20	$9.92	$7.59	$12.65	$13.02
Number of accumulation units outstanding at end of period	48,711	32,358	26,070	19,653	7,017
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.01	$11.09	$10.93	$10.52	$10.15	$9.98	$9.99	$10.00
Value at end of period	$10.90	$11.01	$11.09	$10.93	$10.52	$10.15	$9.98	$9.99
Number of accumulation units outstanding at end of period	1,249,425	1,800,379	2,579,107	2,670,718	364,855	334,813	407,476	33,869
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2007)
Value at beginning of period	$9.87	$7.24	$14.49	$12.25
Value at end of period	$11.12	$9.87	$7.24	$14.49
Number of accumulation units outstanding at end of period	154,658	152,028	145,334	50,962
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.53	$10.73	$13.96	$13.56	$12.24	$12.01	$10.92	$10.00
Value at end of period	$13.63	$12.53	$10.73	$13.96	$13.56	$12.24	$12.01	$10.92
Number of accumulation units outstanding at end of period	269,977	360,427	370,388	362,569	191,421	268,091	284,682	60,823
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$12.63	$9.61	$15.57	$12.35	$11.06
Value at end of period	$14.21	$12.63	$9.61	$15.57	$12.35
Number of accumulation units outstanding at end of period	387,029	318,951	214,448	49,615	4,404
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$15.94	$11.41	$18.51	$14.90	$13.99	$12.83	$11.66	$10.00
Value at end of period	$20.50	$15.94	$11.41	$18.51	$14.90	$13.99	$12.83	$11.66
Number of accumulation units outstanding at end of period	365,999	346,672	258,709	46,761	8,988	5,663	8,666	121

CFI 17

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING MORGAN STANLEY GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$10.38
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	2,379
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.11	$8.77	$14.84	$14.06	$12.04	$10.06
Value at end of period	$13.92	$12.11	$8.77	$14.84	$14.06	$12.04
Number of accumulation units outstanding at end of period	81,198	90,724	112,910	138,312	191,418	268,702
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2004)
Value at beginning of period	$15.14	$10.97	$18.62	$17.69	$15.19	$13.54	$12.42
Value at end of period	$17.35	$15.14	$10.97	$18.62	$17.69	$15.19	$13.54
Number of accumulation units outstanding at end of period	571,916	612,788	528,888	450,324	189,911	39,128	2,676
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.66	$9.71	$11.64	$10.83	$10.10	$10.01
Value at end of period	$13.34	$11.66	$9.71	$11.64	$10.83	$10.10
Number of accumulation units outstanding at end of period	405,010	379,502	462,364	459,240	142,071	111,177
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.13	$8.88	$11.57	$11.36	$10.54	$10.44
Value at end of period	$14.85	$13.13	$8.88	$11.57	$11.36	$10.54
Number of accumulation units outstanding at end of period	320,099	272,773	217,608	241,186	68,484	72,101
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.09	$12.44	$12.06	$11.18	$10.82	$10.67	$10.41	$10.00
Value at end of period	$15.03	$14.09	$12.44	$12.06	$11.18	$10.82	$10.67	$10.41
Number of accumulation units outstanding at end of period	1,843,479	1,711,393	1,348,558	803,489	31,839	78,592	89,251	1,063
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$13.12	$11.76	$11.91	$10.99	$10.68	$10.56	$10.23	$10.00
Value at end of period	$13.97	$13.12	$11.76	$11.91	$10.99	$10.68	$10.56	$10.23
Number of accumulation units outstanding at end of period	340,471	425,758	405,275	187,300	74,753	57,541	48,780	8,451
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.51	$8.55	$13.24	$12.73	$11.01	$10.68
Value at end of period	$12.06	$10.51	$8.55	$13.24	$12.73	$11.01
Number of accumulation units outstanding at end of period	149,175	144,666	143,995	81,210	42,725	9,665
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.41	$8.41	$12.69	$12.15	$10.93	$10.34
Value at end of period	$12.16	$10.41	$8.41	$12.69	$12.15	$10.93
Number of accumulation units outstanding at end of period	816,382	861,689	574,694	439,052	116,331	349,935
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.38	$9.22
Value at end of period	$10.37	$9.38
Number of accumulation units outstanding at end of period	3,010,618	3,290,023

CFI 18

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.64	$9.50
Value at end of period	$10.59	$9.64
Number of accumulation units outstanding at end of period	2,704,239	2,914,162
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.87	$9.75
Value at end of period	$10.70	$9.87
Number of accumulation units outstanding at end of period	1,802,407	1,820,200
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.73	$10.51
Value at end of period	$14.17	$12.73
Number of accumulation units outstanding at end of period	26,669	27,987
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.54
Value at end of period	$13.81
Number of accumulation units outstanding at end of period	248
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.03	$10.04
Value at end of period	$16.24	$13.03
Number of accumulation units outstanding at end of period	44,158	48,501
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$14.29	$11.04	$17.06	$15.69	$14.11	$13.09	$12.02	$10.00
Value at end of period	$18.69	$14.29	$11.04	$17.06	$15.69	$14.11	$13.09	$12.02
Number of accumulation units outstanding at end of period	101,201	78,619	68,492	17,518	5,922	11,873	15,225	12,567
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.02	$11.93	$17.52	$16.75	$14.57	$13.37	$11.84	$10.00
Value at end of period	$18.44	$15.02	$11.93	$17.52	$16.75	$14.57	$13.37	$11.84
Number of accumulation units outstanding at end of period	328,705	340,079	211,209	69,019	48,264	29,546	28,245	11,108
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.65	$8.80	$12.15	$11.73	$10.70	$10.37
Value at end of period	$11.73	$10.65	$8.80	$12.15	$11.73	$10.70
Number of accumulation units outstanding at end of period	1,092,797	1,144,940	955,851	474,713	95,392	14,962
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.29	$8.26	$12.62	$12.18	$11.18
Value at end of period	$11.59	$10.29	$8.26	$12.62	$12.18
Number of accumulation units outstanding at end of period	1,245,609	1,275,367	830,584	311,792	115,424
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.35	$8.14	$13.06	$12.52	$11.08	$10.66
Value at end of period	$11.73	$10.35	$8.14	$13.06	$12.52	$11.08
Number of accumulation units outstanding at end of period	666,590	754,227	703,014	412,432	63,845	272

CFI 19

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.31	$8.02	$13.47	$12.86	$11.29	$10.96
Value at end of period	$11.75	$10.31	$8.02	$13.47	$12.86	$11.29
Number of accumulation units outstanding at end of period	40,336	57,858	61,882	40,722	4,265	429
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.94	$9.43	$11.43	$10.97	$10.45
Value at end of period	$11.87	$10.94	$9.43	$11.43	$10.97
Number of accumulation units outstanding at end of period	431,431	432,936	375,155	245,892	14,781
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.19	$11.31	$15.02	$14.38	$13.43	$13.29
Value at end of period	$14.48	$13.19	$11.31	$15.02	$14.38	$13.43
Number of accumulation units outstanding at end of period	61,125	59,209	51,178	35,099	10,595	727
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$14.08	$11.39	$18.03	$17.38	$15.55	$15.13
Value at end of period	$15.73	$14.08	$11.39	$18.03	$17.38	$15.55
Number of accumulation units outstanding at end of period	11,824	14,007	13,948	9,397	2,534	639
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.65	$11.35	$16.52	$15.86	$14.46
Value at end of period	$15.10	$13.65	$11.35	$16.52	$15.86
Number of accumulation units outstanding at end of period	23,867	14,951	15,514	19,320	13,646
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.96	$8.31	$11.57	$11.20	$10.49
Value at end of period	$12.37	$10.96	$8.31	$11.57	$11.20
Number of accumulation units outstanding at end of period	4,367,788	3,320,291	1,531,768	307,430	6,495
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2003
Value at beginning of period	$13.67	$9.46	$16.84	$15.06	$13.96	$12.94	$12.04	$10.00
Value at end of period	$17.34	$13.67	$9.46	$16.84	$15.06	$13.96	$12.94	$12.04
Number of accumulation units outstanding at end of period	495,278	468,960	183,107	83,768	38,635	17,356	17,517	17,688
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.12	$8.18	$12.85	$12.60	$10.68	$10.24
Value at end of period	$11.52	$10.12	$8.18	$12.85	$12.60	$10.68
Number of accumulation units outstanding at end of period	581,466	539,839	426,558	275,482	67,732	1,282,187
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.83	$9.09	$15.93	$14.68	$13.12	$12.51	$11.51	$10.00
Value at end of period	$14.81	$12.83	$9.09	$15.93	$14.68	$13.12	$12.51	$11.51
Number of accumulation units outstanding at end of period	278,074	258,179	243,928	191,979	96,215	54,334	43,509	23,821
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$10.46	$8.02	$13.64	$11.95	$11.12
Value at end of period	$11.25	$10.46	$8.02	$13.64	$11.95
Number of accumulation units outstanding at end of period	292,470	293,112	261,242	77,246	407

CFI 20

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$13.11	$9.18	$15.42	$14.56	$12.62	$12.59	$11.29	$10.00
Value at end of period	$14.43	$13.11	$9.18	$15.42	$14.56	$12.62	$12.59	$11.29
Number of accumulation units outstanding at end of period	170,557	132,961	46,149	42,012	10,044	3,259	10,060	7,006
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.69	$10.23	$10.05
Value at end of period	$11.21	$10.69	$10.23
Number of accumulation units outstanding at end of period	646,868	608,436	174,461
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.05	$9.25	$15.57	$15.59	$13.77	$12.76	$11.25	$10.00
Value at end of period	$13.48	$12.05	$9.25	$15.57	$15.59	$13.77	$12.76	$11.25
Number of accumulation units outstanding at end of period	49,379	48,370	50,963	47,206	20,921	5,459	2,607	376
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.18	$9.57	$15.22	$15.73	$13.71	$13.39	$11.58	$10.00
Value at end of period	$13.88	$12.18	$9.57	$15.22	$15.73	$13.71	$13.39	$11.58
Number of accumulation units outstanding at end of period	245,969	265,010	277,870	299,163	221,441	186,953	159,722	68,495
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO - CLASS I
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.49	$9.46	$12.48	$12.17	$10.91	$10.06
Value at end of period	$12.78	$11.49	$9.46	$12.48	$12.17	$10.91
Number of accumulation units outstanding at end of period	9,798	11,061	16,203	20,963	29,556	33,096
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO - CLASS S
(Funds were first received in this option during November 2003)
Value at beginning of period	$13.99	$11.55	$15.26	$14.92	$13.41	$12.57	$11.48	$10.00
Value at end of period	$15.52	$13.99	$11.55	$15.26	$14.92	$13.41	$12.57	$11.48
Number of accumulation units outstanding at end of period	584,506	675,826	736,747	729,065	340,065	78,983	7,449	758
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.85	$6.10	$10.15
Value at end of period	$8.23	$7.85	$6.10
Number of accumulation units outstanding at end of period	98,832	80,700	46,058
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during August 2005)
Value at beginning of period	$15.62	$11.52	$18.78	$19.24	$16.95	$16.21
Value at end of period	$19.03	$15.62	$11.52	$18.78	$19.24	$16.95
Number of accumulation units outstanding at end of period	53,714	57,892	34,471	33,785	14,877	825
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.82	$10.08	$10.96	$10.01	$10.03	$9.89
Value at end of period	$12.65	$11.82	$10.08	$10.96	$10.01	$10.03
Number of accumulation units outstanding at end of period	597,812	570,017	403,614	106,006	33,775	4,131
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.72	$11.28	$16.39	$16.47	$13.62	$13.04	$11.35	$10.00
Value at end of period	$15.01	$12.72	$11.28	$16.39	$16.47	$13.62	$13.04	$11.35
Number of accumulation units outstanding at end of period	677,938	751,360	713,197	522,403	187,682	59,289	11,729	2,083

CFI 21

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.10%

	2010	2009	2008	2007	2006	2005	2004	2003	2002

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.05	$10.49	$18.51	$15.96	$14.48	$12.55	$11.02	$8.69	$9.72
Value at end of period	$16.25	$14.05	$10.49	$18.51	$15.96	$14.48	$12.55	$11.02	$8.69
Number of accumulation units outstanding at end of period	69,449	78,836	86,121	110,156	121,820	31,128	8,167	9,123	538
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.03	$7.81	$13.81	$13.79	$11.62	$11.13	$10.12	$7.87	$9.60
Value at end of period	$11.40	$10.03	$7.81	$13.81	$13.79	$11.62	$11.13	$10.12	$7.87
Number of accumulation units outstanding at end of period	32,281	36,955	32,253	37,783	36,354	23,542	3,418	3,417	749
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2002)
Value at beginning of period	$14.56	$11.40	$17.21	$17.83	$15.41	$15.27			$9.98
Value at end of period	$18.47	$14.56	$11.40	$17.21	$17.83	$15.41			$8.96
Number of accumulation units outstanding at end of period	6,718	7,079	8,901	11,590	12,150	11,321			0
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2009)
Value at beginning of period	$14.83	$10.23
Value at end of period	$17.90	$14.83
Number of accumulation units outstanding at end of period	492	426
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.84	$8.87	$9.69
Value at end of period	$10.32	$9.84	$8.87
Number of accumulation units outstanding at end of period	18,705	22,000	21,168
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.50	$8.91	$14.57	$14.10	$12.44	$11.84
Value at end of period	$12.61	$11.50	$8.91	$14.57	$14.10	$12.44
Number of accumulation units outstanding at end of period	41,543	44,979	47,612	58,561	63,105	7,933
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.36	$9.01	$16.36	$14.80	$13.65	$12.62
Value at end of period	$14.44	$12.36	$9.01	$16.36	$14.80	$13.65
Number of accumulation units outstanding at end of period	41,948	42,713	47,047	64,971	78,726	25,553
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$18.07	$12.84	$22.56	$19.10	$16.32	$15.62
Value at end of period	$19.07	$18.07	$12.84	$22.56	$19.10	$16.32
Number of accumulation units outstanding at end of period	10,978	10,872	12,963	13,046	13,379	824
ING BALANCED PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.82	$10.05	$14.17	$13.61	$12.55	$12.20	$11.31	$10.00
Value at end of period	$13.31	$11.82	$10.05	$14.17	$13.61	$12.55	$12.20	$11.31
Number of accumulation units outstanding at end of period	13,082	14,741	13,190	15,208	17,742	13,357	1,296	1,273
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.33	$10.72	$18.45	$17.58	$15.42	$14.53	$11.48	$8.70	$10.00
Value at end of period	$17.93	$14.33	$10.72	$18.45	$17.58	$15.42	$14.53	$11.48	$8.70
Number of accumulation units outstanding at end of period	3,970	4,932	5,406	7,298	12,438	7,212	463	501	0

CFI 22

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.96
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	1,570
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO - CLASS S
(Funds were first received in this option during December 2006)
Value at beginning of period	$8.50	$6.60	$10.96	$10.38	$10.49
Value at end of period	$9.54	$8.50	$6.60	$10.96	$10.38
Number of accumulation units outstanding at end of period	11,314	11,291	11,417	11,316	1,732
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.27	$9.45	$15.94	$13.56	$12.84	$12.73
Value at end of period	$16.67	$14.27	$9.45	$15.94	$13.56	$12.84
Number of accumulation units outstanding at end of period	11,262	11,430	10,112	10,654	12,983	447
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.52	$5.70	$8.30
Value at end of period	$11.39	$7.52	$5.70
Number of accumulation units outstanding at end of period	0	3,467	6,800
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.03	$10.13	$16.47	$15.55	$13.82
Value at end of period	$14.66	$13.03	$10.13	$16.47	$15.55
Number of accumulation units outstanding at end of period	13,463	12,341	12,283	13,618	14,396
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.05	$7.44	$12.01	$11.59	$10.26	$9.86	$9.05	$7.27	$9.39
Value at end of period	$10.17	$9.05	$7.44	$12.01	$11.59	$10.26	$9.86	$9.05	$7.27
Number of accumulation units outstanding at end of period	16,528	17,194	16,874	17,231	16,698	2,654	2,520	10,670	564
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.74	$9.80	$15.91	$15.28	$14.16	$12.92	$11.23	$8.59	$9.90
Value at end of period	$15.32	$12.74	$9.80	$15.91	$15.28	$14.16	$12.92	$11.23	$8.59
Number of accumulation units outstanding at end of period	6,072	9,314	9,834	13,262	17,014	7,027	2,520	1,568	481
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.47	$10.12	$15.43	$16.69	$14.87	$14.05	$11.63	$8.66	$10.11
Value at end of period	$15.10	$12.47	$10.12	$15.43	$16.69	$14.87	$12.24	$11.63	$8.66
Number of accumulation units outstanding at end of period	2,102	3,877	4,556	4,701	5,994	836	0	542	0
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during October 2004)
Value at beginning of period	$12.57	$11.42	$12.64	$12.09	$11.78	$11.57	$11.53
Value at end of period	$13.61	$12.57	$11.42	$12.64	$12.09	$11.78	$11.57
Number of accumulation units outstanding at end of period	20,839	24,096	27,344	43,725	38,570	4,476	925
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.95	$12.86
Value at end of period	$14.85	$13.95
Number of accumulation units outstanding at end of period	4,253	4,336

CFI 23

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.71	$10.99	$19.26	$17.22	$13.52	$12.53	$11.81		$10.01
Value at end of period	$13.88	$13.71	$10.99	$19.26	$17.22	$13.52	$12.53		$8.44
Number of accumulation units outstanding at end of period	10,000	12,494	12,551	18,517	19,176	2,353	568		0
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.90	$5.24	$10.11
Value at end of period	$10.59	$8.90	$5.24
Number of accumulation units outstanding at end of period	10,170	8,445	5,814
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.50	$11.67	$17.62	$17.41	$15.11	$15.09			$10.00
Value at end of period	$17.64	$14.50	$11.67	$17.62	$17.41	$15.11			$9.18
Number of accumulation units outstanding at end of period	5,150	5,798	5,840	10,630	9,961	3,129			0
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.17	$9.35	$13.05	$11.82	$11.32	$11.51
Value at end of period	$14.88	$13.17	$9.35	$13.05	$11.82	$11.32
Number of accumulation units outstanding at end of period	1,250	1,246	279	323	343	317
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.65	$8.16	$13.60	$14.02	$12.88	$12.33
Value at end of period	$13.08	$10.65	$8.16	$13.60	$14.02	$12.88
Number of accumulation units outstanding at end of period	4,168	4,447	4,569	4,525	5,341	1,138
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$18.02	$18.17	$17.93	$17.28	$16.69	$16.50			$16.45
Value at end of period	$17.83	$18.02	$18.17	$17.93	$17.28	$16.69			$16.51
Number of accumulation units outstanding at end of period	2,206	21,106	20,586	19,582	12,197	1,000			0
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$25.96	$22.27	$28.99	$28.19	$25.46	$25.02	$22.77	$19.72	$21.01
Value at end of period	$28.21	$25.96	$22.27	$28.99	$28.19	$25.46	$25.02	$22.77	$19.72
Number of accumulation units outstanding at end of period	16,336	19,345	19,745	21,039	23,098	12,268	4,413	3,200	0
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$13.25	$9.50	$15.42	$12.43	$12.95				$9.85
Value at end of period	$17.03	$13.25	$9.50	$15.42	$12.43				$7.21
Number of accumulation units outstanding at end of period	1,024	1,042	1,409	1,213	1,179				0
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.06	$8.73	$14.79	$14.04	$12.03	$10.06
Value at end of period	$13.84	$12.06	$8.73	$14.79	$14.04	$12.03
Number of accumulation units outstanding at end of period	0	1,260	1,261	1,261	4,171	6,672
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2002)
Value at beginning of period	$13.73	$9.96	$16.93	$16.09	$13.84	$12.23			$10.00
Value at end of period	$15.73	$13.73	$9.96	$16.93	$16.09	$13.84			$8.33
Number of accumulation units outstanding at end of period	23,624	26,385	29,436	38,005	49,555	25,663			0

CFI 24

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.61	$9.67	$11.61	$10.81	$10.10	$10.01
Value at end of period	$13.26	$11.61	$9.67	$11.61	$10.81	$10.10
Number of accumulation units outstanding at end of period	6,317	7,385	7,112	8,147	9,614	5,235
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during November 2005
Value at beginning of period	$13.07	$8.84	$11.54	$11.35	$10.53	$10.40
Value at end of period	$14.76	$13.07	$8.84	$11.54	$11.35	$10.53
Number of accumulation units outstanding at end of period	13,829	14,907	15,574	17,386	15,686	1,439
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$18.40	$16.26	$15.78	$14.64	$14.20				$12.12
Value at end of period	$19.60	$18.40	$16.26	$15.78	$14.64				$13.03
Number of accumulation units outstanding at end of period	4,531	5,041	2,755	1,735	1,799				0
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.07	$12.64	$12.80	$11.83	$11.50	$11.39	$11.04	$10.73	$10.00
Value at end of period	$14.97	$14.07	$12.64	$12.80	$11.83	$11.50	$11.39	$11.04	$10.73
Number of accumulation units outstanding at end of period	3,612	4,159	4,649	5,609	5,380	2,507	1,151	1,151	0
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.36	$8.37	$12.66	$12.13	$10.92	$10.86
Value at end of period	$12.09	$10.36	$8.37	$12.66	$12.13	$10.92
Number of accumulation units outstanding at end of period	9,511	10,701	12,720	18,770	17,805	17,745
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.72	$10.85
Value at end of period	$14.15	$12.72
Number of accumulation units outstanding at end of period	561	880
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.94	$10.28	$15.12	$14.46	$12.60	$11.58	$10.26	$7.53	$9.95
Value at end of period	$15.87	$12.94	$10.28	$15.12	$14.46	$12.60	$11.58	$10.26	$7.53
Number of accumulation units outstanding at end of period	1,217	3,108	3,638	3,743	3,843	2,162	2,964	3,101	0
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.60	$8.76	$12.12	$11.71	$10.69	$10.39
Value at end of period	$11.67	$10.60	$8.76	$12.12	$11.71	$10.69
Number of accumulation units outstanding at end of period	29,551	29,921	26,283	36,351	36,516	15,279
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during July 2006)
Value at beginning of period	$10.24	$8.23	$12.58	$12.16	$11.16
Value at end of period	$11.52	$10.24	$8.23	$12.58	$12.16
Number of accumulation units outstanding at end of period	825	822	844	877	888
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.26	$7.99		$12.84	$12.00
Value at end of period	$11.69	$10.26		$13.44	$12.84
Number of accumulation units outstanding at end of period	0	0		0	10,191

CFI 25

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.89	$9.39	$11.40	$11.53
Value at end of period	$11.80	$10.89	$9.39	$11.40
Number of accumulation units outstanding at end of period	0	0	2,798	2,796
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.13	$11.27	$14.98	$15.09
Value at end of period	$14.40	$13.13	$11.27	$14.98
Number of accumulation units outstanding at end of period	0	0	2,137	2,137
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$14.02	$11.35	$17.98	$17.35	$15.54	$15.61
Value at end of period	$15.64	$14.02	$11.35	$17.98	$17.35	$15.54
Number of accumulation units outstanding at end of period	608	601	612	932	946	322
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$13.59	$11.31	$16.48	$15.83	$14.45	$13.88
Value at end of period	$15.02	$13.59	$11.31	$16.48	$15.83	$14.45
Number of accumulation units outstanding at end of period	2,866	2,897	2,832	3,724	5,714	2,644
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.60	$7.28	$9.70
Value at end of period	$10.83	$9.60	$7.28
Number of accumulation units outstanding at end of period	22,825	8,710	1,665
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.04	$7.65	$13.63	$12.20	$11.95		$9.78	$6.84	$9.90
Value at end of period	$13.99	$11.04	$7.65	$13.63	$12.20		$9.90	$9.78	$6.84
Number of accumulation units outstanding at end of period	3,322	3,440	3,456	3,457	3,522		0	439	0
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.08	$8.15	$12.82	$12.58	$10.68	$10.25
Value at end of period	$11.46	$10.08	$8.15	$12.82	$12.58	$10.68
Number of accumulation units outstanding at end of period	55,002	56,996	55,956	56,464	50,900	11,952
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$10.73	$7.60	$13.34	$12.30	$11.01	$10.51	$9.68	$7.50	$9.91
Value at end of period	$12.37	$10.73	$7.60	$13.34	$12.30	$11.01	$10.51	$9.68	$7.50
Number of accumulation units outstanding at end of period	14,043	13,334	13,434	20,025	11,264	1,294	1,607	1,595	0
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.18	$6.28	$10.20
Value at end of period	$8.79	$8.18	$6.28
Number of accumulation units outstanding at end of period	8,582	5,984	6,283
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.96	$6.98	$11.74	$11.09	$9.77				$9.91
Value at end of period	$10.95	$9.96	$6.98	$11.74	$11.09				$6.83
Number of accumulation units outstanding at end of period	1,812	3,949	3,946	4,078	4,200				0

CFI 26

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002

ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.67	$10.22	$10.00
Value at end of period	$11.18	$10.67	$10.22
Number of accumulation units outstanding at end of period	8,022	11,193	910
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$9.60	$7.38	$12.44	$12.46	$11.02	$10.22	$9.02	$7.32	$9.91
Value at end of period	$10.73	$9.60	$7.38	$12.44	$12.46	$11.02	$10.22	$9.02	$7.32
Number of accumulation units outstanding at end of period	12,815	18,398	17,652	17,301	18,074	8,461	2,042	2,041	0
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.14	$8.77	$13.96	$14.44	$12.60	$12.31	$11.27		$10.00
Value at end of period	$12.69	$11.14	$8.77	$13.96	$14.44	$12.60	$12.31		$8.32
Number of accumulation units outstanding at end of period	14,784	16,919	16,939	21,660	24,727	4,552	1,637		0
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO - CLASS I
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.44	$9.43	$12.44	$12.15	$10.90	$10.06
Value at end of period	$12.71	$11.44	$9.43	$12.44	$12.15	$10.90
Number of accumulation units outstanding at end of period	4,782	5,416	5,414	5,416	5,415	5,416
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO - CLASS S
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.43	$9.45	$12.50	$12.23	$11.00	$10.74			$9.88
Value at end of period	$12.67	$11.43	$9.45	$12.50	$12.23	$11.00			$7.51
Number of accumulation units outstanding at end of period	32,768	35,837	38,897	48,789	57,352	34,481			0
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during December 2005)
Value at beginning of period	$15.54	$11.48	$18.73	$19.20	$16.93	$17.10
Value at end of period	$18.92	$15.54	$11.48	$18.73	$19.20	$16.93
Number of accumulation units outstanding at end of period	743	811	867	980	1,482	123
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.76	$10.05	$10.93	$10.00	$10.03	$9.99
Value at end of period	$12.57	$11.76	$10.05	$10.93	$10.00	$10.03
Number of accumulation units outstanding at end of period	0	0	2,540	2,308	2,268	3,823
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$11.12	$9.87	$14.36	$14.44	$11.95	$11.45	$9.98	$8.25	$9.94
Value at end of period	$13.11	$11.12	$9.87	$14.36	$14.44	$11.95	$11.45	$9.98	$8.25
Number of accumulation units outstanding at end of period	17,926	19,977	24,245	27,908	24,210	9,715	4,026	3,655	0

	Separate Account Annual Charges of 1.20%

	2010	2009	2008	2007	2006	2005	2004	2003

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$14.72	$11.00	$19.42	$16.76	$15.22	$13.21	$11.61	$10.00
Value at end of period	$17.00	$14.72	$11.00	$19.42	$16.76	$15.22	$13.21	$11.61
Number of accumulation units outstanding at end of period	718,804	738,209	679,945	509,400	360,881	158,399	102,926	30,076

CFI 27

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.55	$9.00	$15.93	$15.92	$13.44	$12.88	$11.72	$10.00
Value at end of period	$13.12	$11.55	$9.00	$15.93	$15.92	$13.44	$12.88	$11.72
Number of accumulation units outstanding at end of period	106,818	115,338	97,876	68,774	32,915	23,551	19,567	608
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$15.07	$11.81	$17.84	$18.50	$16.01	$14.89	$12.45
Value at end of period	$19.09	$15.07	$11.81	$17.84	$18.50	$16.01	$14.89
Number of accumulation units outstanding at end of period	228,066	224,143	165,927	117,874	56,765	18,533	11,429
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$16.06	$11.98	$16.52	$17.22	$15.10	$14.17	$11.82	$10.00
Value at end of period	$19.37	$16.06	$11.98	$16.52	$17.22	$15.10	$14.17	$11.82
Number of accumulation units outstanding at end of period	10,976	6,165	3,134	1,038	621	1,351	1,351	495
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.82	$8.87	$9.86
Value at end of period	$10.29	$9.82	$8.87
Number of accumulation units outstanding at end of period	528,857	433,746	196,521
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.31	$7.22	$11.82	$11.45	$10.21
Value at end of period	$10.20	$9.31	$7.22	$11.82	$11.45
Number of accumulation units outstanding at end of period	287,317	296,600	247,020	150,001	84,792
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$9.55	$6.97	$12.66	$11.46	$10.58	$10.57
Value at end of period	$11.14	$9.55	$6.97	$12.66	$11.46	$10.58
Number of accumulation units outstanding at end of period	774,945	818,772	657,871	400,872	147,470	1,962
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$12.13	$8.62	$15.17	$12.86	$10.99	$10.13
Value at end of period	$12.78	$12.13	$8.62	$15.17	$12.86	$10.99
Number of accumulation units outstanding at end of period	507,012	457,180	367,881	185,259	49,006	1,722
ING BALANCED PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.47	$9.76	$13.77	$13.24	$12.22	$11.89	$11.04	$10.00
Value at end of period	$12.89	$11.47	$9.76	$13.77	$13.24	$12.22	$11.89	$11.04
Number of accumulation units outstanding at end of period	47,597	55,088	55,562	41,378	16,674	10,588	14,207	3,014
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$14.25	$10.67	$18.38	$17.54	$15.40	$14.52	$11.48	$10.00
Value at end of period	$17.82	$14.25	$10.67	$18.38	$17.54	$15.40	$14.52	$11.48
Number of accumulation units outstanding at end of period	194,526	206,770	170,621	142,690	56,329	13,234	11,139	6,977
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.60	$10.07
Value at end of period	$11.05	$10.60
Number of accumulation units outstanding at end of period	134,891	55,441

CFI 28

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO - CLASS S
(Funds were first received in this option during December 2006)
Value at beginning of period	$8.48	$6.59	$10.94	$10.38	$10.49
Value at end of period	$9.50	$8.48	$6.59	$10.94	$10.38
Number of accumulation units outstanding at end of period	15,640	13,484	4,370	1,113	289
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$14.20	$9.42	$15.90	$13.54	$13.90
Value at end of period	$16.58	$14.20	$9.42	$15.90	$13.54
Number of accumulation units outstanding at end of period	26,940	26,006	18,201	5,569	4,084
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.51	$5.70	$9.99
Value at end of period	$8.61	$7.51	$5.70
Number of accumulation units outstanding at end of period	331,726	349,853	286,038
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$11.77	$9.05	$15.08	$14.65	$13.02	$12.69	$12.58
Value at end of period	$13.03	$11.77	$9.05	$15.08	$14.65	$13.02	$12.69
Number of accumulation units outstanding at end of period	21,488	22,766	12,388	4,671	4,863	1,002	1,001
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.72	$6.41	$5.21
Value at end of period	$9.52	$7.72	$6.41
Number of accumulation units outstanding at end of period	35,111	27,303	3,846
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.74	$6.79	$10.32
Value at end of period	$9.56	$8.74	$6.79
Number of accumulation units outstanding at end of period	8,496	8,423	7,749
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.35	$9.61	$15.64	$14.78	$13.15	$12.33	$11.54	$10.00
Value at end of period	$13.88	$12.35	$9.61	$15.64	$14.78	$13.15	$12.33	$11.54
Number of accumulation units outstanding at end of period	40,318	36,826	35,140	17,604	17,612	11,403	8,635	7,751
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.41	$9.39	$15.18	$14.66	$12.99	$12.50	$11.47	$10.00
Value at end of period	$12.81	$11.41	$9.39	$15.18	$14.66	$12.99	$12.50	$11.47
Number of accumulation units outstanding at end of period	69,817	87,218	96,454	97,961	84,322	75,466	56,191	39,178
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$13.38	$10.30	$16.75	$16.10	$14.94	$13.64	$11.86	$10.00
Value at end of period	$16.07	$13.38	$10.30	$16.75	$16.10	$14.94	$13.64	$11.86
Number of accumulation units outstanding at end of period	103,862	110,986	117,944	109,533	78,990	45,744	38,504	13,062
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$12.77	$10.38	$15.83	$17.14	$15.29	$14.41	$11.98	$10.00
Value at end of period	$15.45	$12.77	$10.38	$15.83	$17.14	$15.29	$14.41	$11.98
Number of accumulation units outstanding at end of period	30,916	35,396	39,446	36,877	27,290	17,733	12,943	396

CFI 29

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$11.55	$10.51	$11.64	$11.15	$10.87	$10.69	$10.45
Value at end of period	$12.50	$11.55	$10.51	$11.64	$11.15	$10.87	$10.69
Number of accumulation units outstanding at end of period	1,053,124	1,094,538	867,104	657,328	238,379	45,661	25,257
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.94	$12.86
Value at end of period	$14.82	$13.94
Number of accumulation units outstanding at end of period	54,364	69,714
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$15.15	$12.16	$21.33	$19.10	$15.00	$13.93	$12.04	$10.00
Value at end of period	$15.32	$15.15	$12.16	$21.33	$19.10	$15.00	$13.93	$12.04
Number of accumulation units outstanding at end of period	146,818	154,015	146,519	90,266	49,957	19,032	7,334	460
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.88	$5.24	$10.54
Value at end of period	$10.56	$8.88	$5.24
Number of accumulation units outstanding at end of period	394,562	308,728	161,656
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$13.96	$11.24	$16.99	$16.81	$14.60	$13.62	$11.43	$10.00
Value at end of period	$16.96	$13.96	$11.24	$16.99	$16.81	$14.60	$13.62	$11.43
Number of accumulation units outstanding at end of period	86,931	82,431	71,089	68,220	57,811	30,370	11,367	2,830
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.11	$9.31	$13.01	$11.80	$11.31	$10.74
Value at end of period	$14.80	$13.11	$9.31	$13.01	$11.80	$11.31
Number of accumulation units outstanding at end of period	10,172	9,001	713	457	457	601
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$9.83	$7.54	$12.58	$12.98	$12.31
Value at end of period	$12.06	$9.83	$7.54	$12.58	$12.98
Number of accumulation units outstanding at end of period	15,295	8,606	6,231	6,286	7,257
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.87	$10.96	$10.83	$10.45	$10.10	$9.95	$9.98	$10.00
Value at end of period	$10.74	$10.87	$10.96	$10.83	$10.45	$10.10	$9.95	$9.98
Number of accumulation units outstanding at end of period	133,842	134,423	195,690	123,786	24,130	40,551	1,668	1,668
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.29	$5.37	$10.46
Value at end of period	$8.20	$7.29	$5.37
Number of accumulation units outstanding at end of period	51,752	53,610	46,099
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.37	$10.62	$13.84	$13.47	$12.18	$11.98	$10.91	$10.00
Value at end of period	$13.42	$12.37	$10.62	$13.84	$13.47	$12.18	$11.98	$10.91
Number of accumulation units outstanding at end of period	40,520	45,830	62,601	71,516	85,526	56,708	32,200	12,607

CFI 30

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.62	$6.57	$10.62
Value at end of period	$9.68	$8.62	$6.57
Number of accumulation units outstanding at end of period	169,672	148,410	86,397
ING MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.73	$11.29	$18.35	$14.80	$13.92	$12.79	$11.30
Value at end of period	$20.20	$15.73	$11.29	$18.35	$14.80	$13.92	$12.79
Number of accumulation units outstanding at end of period	51,681	45,889	32,638	4,517	32	32	32
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$12.00	$8.70	$14.75	$14.01	$12.02	$10.06
Value at end of period	$13.76	$12.00	$8.70	$14.75	$14.01	$12.02
Number of accumulation units outstanding at end of period	18,689	19,419	36,939	54,370	59,156	87,171
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2003)
Value at beginning of period	$14.94	$10.85	$18.45	$17.56	$15.12	$13.51	$11.89	$10.00
Value at end of period	$17.09	$14.94	$10.85	$18.45	$17.56	$15.12	$13.51	$11.89
Number of accumulation units outstanding at end of period	172,067	170,446	164,794	172,735	120,893	32,951	2,348	2,102
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.55	$9.64	$11.58	$10.79	$10.09	$10.01
Value at end of period	$13.19	$11.55	$9.64	$11.58	$10.79	$10.09
Number of accumulation units outstanding at end of period	74,377	73,244	85,178	68,289	35,991	34,020
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$13.00	$8.81	$11.51	$11.33	$10.52	$10.44
Value at end of period	$14.68	$13.00	$8.81	$11.51	$11.33	$10.52
Number of accumulation units outstanding at end of period	53,376	50,455	31,363	23,496	6,814	1,705
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$13.91	$12.31	$11.95	$11.10	$10.77	$10.64	$10.27	$10.00
Value at end of period	$14.80	$13.91	$12.31	$11.95	$11.10	$10.77	$10.64	$10.27
Number of accumulation units outstanding at end of period	115,935	75,349	19,911	3,730	5,591	6,180	5,051	3,244
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.95	$11.64	$11.80	$10.92	$10.62	$10.53	$10.22	$10.00
Value at end of period	$13.76	$12.95	$11.64	$11.80	$10.92	$10.62	$10.53	$10.22
Number of accumulation units outstanding at end of period	53,838	63,013	70,639	45,568	43,588	45,286	33,200	28,461
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2005)
Value at beginning of period	$10.42	$8.49	$13.17	$12.68	$11.00	$10.67
Value at end of period	$11.92	$10.42	$8.49	$13.17	$12.68	$11.00
Number of accumulation units outstanding at end of period	19,154	17,078	17,117	9,553	9,743	1,989
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.32	$8.34	$12.63	$12.11	$10.91	$10.36
Value at end of period	$12.02	$10.32	$8.34	$12.63	$12.11	$10.91
Number of accumulation units outstanding at end of period	260,134	272,658	222,771	175,655	54,643	21,587
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.71	$10.85
Value at end of period	$14.12	$12.71
Number of accumulation units outstanding at end of period	8,686	8,191

CFI 31

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2004)
Value at beginning of period	$14.11	$10.92	$16.91	$15.58	$14.04	$13.05	$11.34
Value at end of period	$18.41	$14.11	$10.92	$16.91	$15.58	$14.04	$13.05
Number of accumulation units outstanding at end of period	22,364	19,963	13,608	1,373	699	31	31
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$14.83	$11.80	$17.36	$16.63	$14.50	$13.34	$11.83	$10.00
Value at end of period	$18.17	$14.83	$11.80	$17.36	$16.63	$14.50	$13.34	$11.83
Number of accumulation units outstanding at end of period	68,908	69,544	66,563	48,294	30,105	18,321	17,641	10,452
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.55	$8.73	$12.08	$11.69	$11.03
Value at end of period	$11.60	$10.55	$8.73	$12.08	$11.69
Number of accumulation units outstanding at end of period	229,723	246,962	153,943	111,208	31,400
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.19	$8.20	$12.55	$12.14	$11.19
Value at end of period	$11.45	$10.19	$8.20	$12.55	$12.14
Number of accumulation units outstanding at end of period	155,552	155,852	98,795	89,335	7,323
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$10.25	$8.08	$12.99	$12.48	$11.01
Value at end of period	$11.60	$10.25	$8.08	$12.99	$12.48
Number of accumulation units outstanding at end of period	101,660	112,751	96,231	93,362	2,606
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$10.22	$7.96	$13.40	$12.82	$11.51
Value at end of period	$11.62	$10.22	$7.96	$13.40	$12.82
Number of accumulation units outstanding at end of period	17,522	18,715	34,343	32,484	8,211
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.84	$9.36	$11.37	$10.93	$10.37
Value at end of period	$11.73	$10.84	$9.36	$11.37	$10.93
Number of accumulation units outstanding at end of period	58,335	79,768	77,340	76,366	12,936
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$13.07	$11.23	$14.94	$14.33	$13.69
Value at end of period	$14.32	$13.07	$11.23	$14.94	$14.33
Number of accumulation units outstanding at end of period	11,974	12,319	9,367	11,480	12,184
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.95	$11.30	$17.93	$17.32	$16.10
Value at end of period	$15.55	$13.95	$11.30	$17.93	$17.32
Number of accumulation units outstanding at end of period	8,081	8,666	7,623	4,050	4,075
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$13.52	$11.27	$16.43	$15.80	$14.44
Value at end of period	$14.93	$13.52	$11.27	$16.43	$15.80
Number of accumulation units outstanding at end of period	6,711	8,763	5,610	5,401	5,402

CFI 32

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.58	$7.28	$10.26
Value at end of period	$10.80	$9.58	$7.28
Number of accumulation units outstanding at end of period	457,744	390,445	187,769
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$13.50	$9.36	$16.70	$14.95	$13.89	$12.90	$12.48
Value at end of period	$17.09	$13.50	$9.36	$16.70	$14.95	$13.89	$12.90
Number of accumulation units outstanding at end of period	126,095	118,036	72,166	36,910	15,707	883	883
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.03	$8.12	$12.78	$12.55	$10.67	$10.31
Value at end of period	$11.39	$10.03	$8.12	$12.78	$12.55	$10.67
Number of accumulation units outstanding at end of period	98,792	96,536	66,174	38,076	10,049	6,730
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.67	$8.99	$15.79	$14.58	$13.05	$12.47	$11.50	$10.00
Value at end of period	$14.59	$12.67	$8.99	$15.79	$14.58	$13.05	$12.47	$11.50
Number of accumulation units outstanding at end of period	47,285	47,044	43,833	30,690	27,293	25,275	26,407	10,630
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.17	$6.27	$10.20
Value at end of period	$8.77	$8.17	$6.27
Number of accumulation units outstanding at end of period	58,914	54,868	35,664
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$12.95	$9.08	$15.29	$14.46	$12.56	$12.55	$11.65
Value at end of period	$14.21	$12.95	$9.08	$15.29	$14.46	$12.56	$12.55
Number of accumulation units outstanding at end of period	36,174	33,574	23,529	19,082	8,738	1,025	1,213
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.65	$10.22	$10.00
Value at end of period	$11.15	$10.65	$10.22
Number of accumulation units outstanding at end of period	187,743	164,679	41,528
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$11.89	$9.15	$15.44	$15.48	$14.12
Value at end of period	$13.28	$11.89	$9.15	$15.44	$15.48
Number of accumulation units outstanding at end of period	7,550	8,414	8,499	5,169	1,219
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$12.02	$9.46	$15.08	$15.62	$13.65	$13.35	$11.57	$10.00
Value at end of period	$13.67	$12.02	$9.46	$15.08	$15.62	$13.65	$13.35	$11.57
Number of accumulation units outstanding at end of period	67,731	68,612	83,504	88,287	84,377	76,315	61,837	24,259
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO - CLASS I
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.39	$9.39	$12.41	$12.13	$10.89	$10.06
Value at end of period	$12.64	$11.39	$9.39	$12.41	$12.13	$10.89
Number of accumulation units outstanding at end of period	3,163	8,847	8,818	10,434	14,260	14,265

CFI 33

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO - CLASS S
(Funds were first received in this option during March 2005)
Value at beginning of period	$13.81	$11.42	$15.12	$14.82	$13.34	$12.66
Value at end of period	$15.28	$13.81	$11.42	$15.12	$14.82	$13.34
Number of accumulation units outstanding at end of period	79,907	88,652	89,823	94,506	45,723	7,064
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.82	$6.09	$9.74
Value at end of period	$8.18	$7.82	$6.09
Number of accumulation units outstanding at end of period	37,118	35,840	15,434
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2007)
Value at beginning of period	$15.47	$11.44	$18.68	$19.56
Value at end of period	$18.81	$15.47	$11.44	$18.68
Number of accumulation units outstanding at end of period	7,381	6,754	3,297	2,907
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$11.70	$10.01	$10.90	$9.98	$10.02	$9.96
Value at end of period	$12.50	$11.70	$10.01	$10.90	$9.98	$10.02
Number of accumulation units outstanding at end of period	116,289	114,207	69,454	20,344	9,642	1,271
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.55	$11.16	$16.24	$16.35	$13.55	$13.00	$11.34	$10.00
Value at end of period	$14.79	$12.55	$11.16	$16.24	$16.35	$13.55	$13.00	$11.34
Number of accumulation units outstanding at end of period	184,835	203,515	183,805	170,555	71,803	31,852	19,187	8,986

	Separate Account Annual Charges of 1.35%

	2010	2009	2008	2007	2006	2005	2004	2003

FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$14.57	$10.91	$19.29	$16.67	$15.16	$13.18	$11.60	$10.00
Value at end of period	$16.81	$14.57	$10.91	$19.29	$16.67	$15.16	$13.18	$11.60
Number of accumulation units outstanding at end of period	245,718	263,839	250,630	177,948	86,945	33,320	10,652	4,897
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$11.44	$8.93	$15.83	$15.84	$13.39	$12.86	$11.92
Value at end of period	$12.97	$11.44	$8.93	$15.83	$15.84	$13.39	$12.86
Number of accumulation units outstanding at end of period	37,598	40,596	40,920	45,677	28,589	15,549	8,399
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$14.92	$11.71	$17.72	$18.41	$15.95	$14.86	$12.52
Value at end of period	$18.88	$14.92	$11.71	$17.72	$18.41	$15.95	$14.86
Number of accumulation units outstanding at end of period	19,012	22,337	19,263	14,831	12,305	7,663	4,242
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
Value at beginning of period	$15.91	$11.89	$16.41	$17.13	$15.04	$14.09
Value at end of period	$19.15	$15.91	$11.89	$16.41	$17.13	$15.04
Number of accumulation units outstanding at end of period	1,125	1,125	1,125	1,125	1,125	1,125
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.79	$8.85	$9.99
Value at end of period	$10.25	$9.79	$8.85
Number of accumulation units outstanding at end of period	302,147	299,236	81,936

CFI 34

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
Value at beginning of period	$9.25	$7.18	$11.78	$11.42	$10.10	$9.78
Value at end of period	$10.11	$9.25	$7.18	$11.78	$11.42	$10.10
Number of accumulation units outstanding at end of period	246,078	257,469	252,807	145,191	69,546	694
ING AMERICAN FUNDS GROWTH PORTFOLIO
Value at beginning of period	$9.48	$6.93	$12.61	$11.44	$10.57	$10.05
Value at end of period	$11.04	$9.48	$6.93	$12.61	$11.44	$10.57
Number of accumulation units outstanding at end of period	326,090	349,352	315,228	176,241	71,492	1,758
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$12.04	$8.58	$15.11	$12.83	$10.99	$10.40
Value at end of period	$12.67	$12.04	$8.58	$15.11	$12.83	$10.99
Number of accumulation units outstanding at end of period	178,288	188,289	177,891	101,347	26,181	1,057
ING BALANCED PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.36	$9.68	$13.68	$13.17	$12.18	$11.87	$11.51
Value at end of period	$12.75	$11.36	$9.68	$13.68	$13.17	$12.18	$11.87
Number of accumulation units outstanding at end of period	17,767	21,340	19,558	13,229	4,351	2,548	2,054
ING BARON SMALL CAP GROWTH PORTFOLIO
Value at beginning of period	$14.12	$10.58	$18.26	$17.45	$15.35	$14.49	$11.48	$10.00
Value at end of period	$17.62	$14.12	$10.58	$18.26	$17.45	$15.35	$14.49	$11.48
Number of accumulation units outstanding at end of period	35,222	39,511	41,142	30,669	18,310	4,222	230	239
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$10.59	$10.31
Value at end of period	$11.02	$10.59
Number of accumulation units outstanding at end of period	61,282	53,423
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO - CLASS I
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.58	$5.89	$9.77	$10.03
Value at end of period	$8.50	$7.58	$5.89	$9.77
Number of accumulation units outstanding at end of period	1,244	1,294	1,292	2,032
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO - CLASS S
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.43	$6.57	$10.92	$10.60
Value at end of period	$9.44	$8.43	$6.57	$10.92
Number of accumulation units outstanding at end of period	14,517	14,360	13,642	5,692
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.10	$9.37	$15.83	$13.50	$12.82	$11.78
Value at end of period	$16.43	$14.10	$9.37	$15.83	$13.50	$12.82
Number of accumulation units outstanding at end of period	26,303	27,723	22,782	3,794	4,660	650
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.49	$5.69	$10.15
Value at end of period	$8.57	$7.49	$5.69
Number of accumulation units outstanding at end of period	77,466	73,249	62,524
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$11.66	$8.98	$14.98	$14.58	$12.98	$12.66	$11.84	$10.00
Value at end of period	$12.89	$11.66	$8.98	$14.98	$14.58	$12.98	$12.66	$11.84
Number of accumulation units outstanding at end of period	2,968	3,956	3,421	2,676	2,275	1,432	1,450	475

CFI 35

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.70	$6.41	$5.21
Value at end of period	$9.49	$7.70	$6.41
Number of accumulation units outstanding at end of period	3,672	3,964	1,168
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.71	$6.78	$10.20
Value at end of period	$9.52	$8.71	$6.78
Number of accumulation units outstanding at end of period	53,884	51,803	27,678
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$12.23	$9.53	$15.54	$14.70	$13.66
Value at end of period	$13.73	$12.23	$9.53	$15.54	$14.70
Number of accumulation units outstanding at end of period	21,177	24,451	23,825	5,501	1,971
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$11.30	$9.31	$15.08	$14.59	$12.94	$12.47	$11.47	$10.00
Value at end of period	$12.66	$11.30	$9.31	$15.08	$14.59	$12.94	$12.47	$11.47
Number of accumulation units outstanding at end of period	36,645	39,105	42,022	37,141	29,608	15,362	4,711	487
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$13.25	$10.22	$16.63	$16.02	$14.88	$13.61	$11.86	$10.00
Value at end of period	$15.89	$13.25	$10.22	$16.63	$16.02	$14.88	$13.61	$11.86
Number of accumulation units outstanding at end of period	37,026	40,316	33,941	36,246	30,594	14,911	7,578	2,057
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.64	$10.29	$15.73	$17.05	$15.23	$14.38	$12.41
Value at end of period	$15.28	$12.64	$10.29	$15.73	$17.05	$15.23	$14.38
Number of accumulation units outstanding at end of period	9,728	10,616	14,706	14,805	11,648	2,836	2,336
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.44	$10.42	$11.57	$11.09	$10.83	$10.67	$10.34	$10.00
Value at end of period	$12.36	$11.44	$10.42	$11.57	$11.09	$10.83	$10.67	$10.34
Number of accumulation units outstanding at end of period	368,058	381,536	364,084	251,998	101,631	17,331	5,720	1,523
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.92	$12.85
Value at end of period	$14.78	$13.92
Number of accumulation units outstanding at end of period	12,174	15,115
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$15.00	$12.06	$21.19	$19.00	$14.95	$13.69
Value at end of period	$15.15	$15.00	$12.06	$21.19	$19.00	$14.95
Number of accumulation units outstanding at end of period	24,205	21,705	18,964	23,621	9,309	3,079
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.86	$5.23	$10.82
Value at end of period	$10.51	$8.86	$5.23
Number of accumulation units outstanding at end of period	72,883	58,503	33,233

CFI 36

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$13.82	$11.15	$16.88	$16.72	$14.55	$13.79
Value at end of period	$16.77	$13.82	$11.15	$16.88	$16.72	$14.55
Number of accumulation units outstanding at end of period	17,889	19,000	20,170	18,159	12,533	2,866
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.01	$9.26	$12.96	$11.77	$11.06
Value at end of period	$14.67	$13.01	$9.26	$12.96	$11.77
Number of accumulation units outstanding at end of period	9,330	7,688	132	1,244	132
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during February 2006)
Value at beginning of period	$9.76	$7.50	$12.53	$12.94	$12.30
Value at end of period	$11.95	$9.76	$7.50	$12.53	$12.94
Number of accumulation units outstanding at end of period	34,338	38,809	48,141	14,669	7,143
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.76	$10.88	$10.76	$10.39	$10.07	$9.97
Value at end of period	$10.62	$10.76	$10.88	$10.76	$10.39	$10.07
Number of accumulation units outstanding at end of period	132,537	120,763	147,780	67,486	34,412	26,607
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.28	$5.36	$8.06
Value at end of period	$8.17	$7.28	$5.36
Number of accumulation units outstanding at end of period	2,874	2,839	2,278
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.25	$10.53	$13.75	$13.40	$12.14	$11.95	$10.90	$10.00
Value at end of period	$13.27	$12.25	$10.53	$13.75	$13.40	$12.14	$11.95	$10.90
Number of accumulation units outstanding at end of period	10,069	11,792	15,999	16,990	21,242	21,902	10,752	2,757
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.59	$6.56	$10.80
Value at end of period	$9.64	$8.59	$6.56
Number of accumulation units outstanding at end of period	15,946	14,515	3,929
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$15.58	$11.20	$18.23	$14.73	$13.87	$12.36
Value at end of period	$19.97	$15.58	$11.20	$18.23	$14.73	$13.87
Number of accumulation units outstanding at end of period	8,529	9,080	7,397	1,693	534	508
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.91	$8.65	$14.69	$13.98	$12.01	$10.06
Value at end of period	$13.64	$11.91	$8.65	$14.69	$13.98	$12.01
Number of accumulation units outstanding at end of period	1,508	10,984	12,924	14,853	21,200	22,573
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.80	$10.76	$18.33	$17.47	$15.06	$13.22
Value at end of period	$16.90	$14.80	$10.76	$18.33	$17.47	$15.06
Number of accumulation units outstanding at end of period	76,482	90,622	88,063	46,482	25,446	5,611

CFI 37

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.47	$9.58	$11.53	$10.76	$10.08	$10.01
Value at end of period	$13.07	$11.47	$9.58	$11.53	$10.76	$10.08
Number of accumulation units outstanding at end of period	22,628	28,067	33,134	24,538	14,118	12,368
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.91	$8.76	$11.46	$11.30	$10.51	$10.42
Value at end of period	$14.55	$12.91	$8.76	$11.46	$11.30	$10.51
Number of accumulation units outstanding at end of period	34,858	35,609	22,199	23,498	10,889	6,583
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.78	$12.20	$11.87	$11.04	$10.84
Value at end of period	$14.64	$13.78	$12.20	$11.87	$11.04
Number of accumulation units outstanding at end of period	51,719	33,529	14,176	7,242	5,117
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$12.82	$11.54	$11.72	$10.86	$10.59	$10.51	$10.21	$10.00
Value at end of period	$13.61	$12.82	$11.54	$11.72	$10.86	$10.59	$10.51	$10.21
Number of accumulation units outstanding at end of period	37,569	53,328	41,115	13,258	5,074	2,634	2,623	2,303
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2006)
Value at beginning of period	$10.34	$8.44	$13.11	$12.65	$11.15
Value at end of period	$11.82	$10.34	$8.44	$13.11	$12.65
Number of accumulation units outstanding at end of period	31,486	26,681	25,852	7,322	5,967
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.24	$8.30	$12.58	$12.08	$10.90	$10.47
Value at end of period	$11.92	$10.24	$8.30	$12.58	$12.08	$10.90
Number of accumulation units outstanding at end of period	40,446	50,579	49,773	31,976	18,231	15,240
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.69	$10.85
Value at end of period	$14.08	$12.69
Number of accumulation units outstanding at end of period	12,921	13,083
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2006) (Funds were first received in this option during November 2006)
Value at beginning of period	$13.97	$10.84	$16.79	$15.50	$15.17
Value at end of period	$18.20	$13.97	$10.84	$16.79	$15.50
Number of accumulation units outstanding at end of period	6,095	6,572	4,831	636	558
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$14.69	$11.70	$17.25	$16.55	$14.45	$13.31	$11.83	$10.00
Value at end of period	$17.97	$14.69	$11.70	$17.25	$16.55	$14.45	$13.31	$11.83
Number of accumulation units outstanding at end of period	10,086	11,780	3,953	1,731	3,019	3,143	3,281	460
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.48	$8.68	$12.04	$11.66	$10.94
Value at end of period	$11.50	$10.48	$8.68	$12.04	$11.66
Number of accumulation units outstanding at end of period	114,701	118,497	89,598	79,827	24,993

CFI 38

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.12	$8.15	$12.50	$12.11	$11.28
Value at end of period	$11.36	$10.12	$8.15	$12.50	$12.11
Number of accumulation units outstanding at end of period	114,713	113,233	97,555	43,662	20,250
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$10.18	$8.04	$12.93	$12.45	$11.44
Value at end of period	$11.50	$10.18	$8.04	$12.93	$12.45
Number of accumulation units outstanding at end of period	156,539	171,759	148,954	58,326	5,667
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$10.14	$7.92	$13.35	$13.26
Value at end of period	$11.52	$10.14	$7.92	$13.35
Number of accumulation units outstanding at end of period	48,908	49,727	48,651	2,567
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$10.76	$9.31	$11.32	$10.92
Value at end of period	$11.63	$10.76	$9.31	$11.32
Number of accumulation units outstanding at end of period	66,049	97,305	95,618	19,583
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.97	$11.17	$14.88	$14.41
Value at end of period	$14.20	$12.97	$11.17	$14.88
Number of accumulation units outstanding at end of period	82	84	85	86
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.85	$11.24	$16.88
Value at end of period	$15.41	$13.85	$11.24
Number of accumulation units outstanding at end of period	13,574	13,598	13,275
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$13.43	$11.20	$16.37	$15.76	$14.42	$14.13
Value at end of period	$14.80	$13.43	$11.20	$16.37	$15.76	$14.42
Number of accumulation units outstanding at end of period	6,391	7,767	7,731	5,872	3,475	480
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.56	$7.27	$9.99
Value at end of period	$10.75	$9.56	$7.27
Number of accumulation units outstanding at end of period	124,703	129,952	66,211
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$13.37	$9.28	$16.58	$14.88	$13.84	$12.87	$12.02	$10.00
Value at end of period	$16.90	$13.37	$9.28	$16.58	$14.88	$13.84	$12.87	$12.02
Number of accumulation units outstanding at end of period	20,013	26,313	17,163	11,673	3,882	2,387	217	225
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$9.96	$8.08	$12.73	$12.52	$10.66	$10.44
Value at end of period	$11.29	$9.96	$8.08	$12.73	$12.52	$10.66
Number of accumulation units outstanding at end of period	59,684	63,325	61,797	28,395	17,422	21,829

CFI 39

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2004)
Value at beginning of period	$12.54	$8.92	$15.68	$14.50	$13.00	$12.44	$11.73
Value at end of period	$14.43	$12.54	$8.92	$15.68	$14.50	$13.00	$12.44
Number of accumulation units outstanding at end of period	11,441	13,494	16,556	16,099	12,540	6,578	5,495
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.15	$6.27	$10.20
Value at end of period	$8.73	$8.15	$6.27
Number of accumulation units outstanding at end of period	57,735	60,190	67,782
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.82	$9.00	$15.19	$16.44
Value at end of period	$14.06	$12.82	$9.00	$15.19
Number of accumulation units outstanding at end of period	2,768	2,547	2,028	1,155
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.62	$10.20	$10.01
Value at end of period	$11.10	$10.62	$10.20
Number of accumulation units outstanding at end of period	77,812	72,600	42,925
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during September 2003)
Value at beginning of period	$11.78	$9.08	$15.33	$15.40	$13.66	$12.70	$11.23	$10.00
Value at end of period	$13.13	$11.78	$9.08	$15.33	$15.40	$13.66	$12.70	$11.23
Number of accumulation units outstanding at end of period	5,812	6,163	10,395	7,912	6,888	1,241	731	731
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.90	$9.39	$14.98	$15.54	$13.60	$13.32	$12.08
Value at end of period	$13.52	$11.90	$9.39	$14.98	$15.54	$13.60	$13.32
Number of accumulation units outstanding at end of period	9,718	10,225	10,418	15,763	14,718	6,785	1,652
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO - CLASS I
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.31	$9.34	$12.36	$12.10	$10.88	$10.06
Value at end of period	$12.53	$11.31	$9.34	$12.36	$12.10	$10.88
Number of accumulation units outstanding at end of period	0	0	713	764	797	830
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO - CLASS S
(Funds were first received in this option during November 2003)
Value at beginning of period	$13.67	$11.33	$15.02	$14.74	$13.30	$12.51	$11.46	$10.00
Value at end of period	$15.11	$13.67	$11.33	$15.02	$14.74	$13.30	$12.51	$11.46
Number of accumulation units outstanding at end of period	86,198	90,006	80,819	51,925	15,850	707	705	732
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.79	$6.08	$9.30
Value at end of period	$8.14	$7.79	$6.08
Number of accumulation units outstanding at end of period	16,957	17,028	11,508
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.36	$11.38	$18.60	$19.12	$17.86
Value at end of period	$18.65	$15.36	$11.38	$18.60	$19.12
Number of accumulation units outstanding at end of period	4,904	5,229	2,595	2,892	916

CFI 40

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003

PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during November 2006)
Value at beginning of period	$11.62	$9.95	$10.85	$9.95	$10.11
Value at end of period	$12.39	$11.62	$9.95	$10.85	$9.95
Number of accumulation units outstanding at end of period	44,133	47,383	38,837	9,512	6,798
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during August 2003)
Value at beginning of period	$12.43	$11.07	$16.14	$16.27	$13.50	$12.97	$11.33	$10.00
Value at end of period	$14.62	$12.43	$11.07	$16.14	$16.27	$13.50	$12.97	$11.33
Number of accumulation units outstanding at end of period	52,949	53,764	44,586	40,514	14,602	5,174	1,888	735

CFI 41

APPENDIX B

The Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the funds available under this contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any fund, and you may lose your principal.

List of Fund Name Changes

Former Fund Name	New Fund Name
ING Van Kampen Comstock Portfolio	ING Invesco Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio
Oppenheimer Main Street Small Cap Fund® /VA	Oppenheimer Main Street Small- & Mid-Cap Fund® /VA

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge by contacting our Customer Service Center at the address and telephone number listed on the first page of this contract prospectus, by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity ® VIP Contrafund ® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management &
Research Company (“FMR”)

Subadvisers: FMR Co., Inc and other affiliates of
FMR

Fidelity ® VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the potential
for capital appreciation. Seeks to achieve a yield which
Investment Adviser: Fidelity Management &	exceeds the composite yield on the securities
Research Company (“FMR”)	comprising the S&P 500® Index.

Subadvisers: FMR Co., Inc. and other affiliates of
FMR

PRO.70600-11	B-1

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests
at least 80% of its net assets in investments of small
Investment Adviser: Franklin Advisory Services,	capitalization companies.
LLC

ING American Century Small-Mid Cap Value	Seeks long-term capital growth; income is a secondary
Portfolio	objective.

Investment Adviser: Directed Services LLC

Subadviser: American Century Investment
Management, Inc.

ING American Funds Bond Portfolio	Seeks to provide as high a level of current income as is
consistent with the preservation of capital.
Investment Adviser: ING Investments, LLC

Investment Adviser to the Master Funds: Capital
Research and Management CompanySM

ING American Funds Growth Portfolio	Seeks to provide you with growth of capital.

Investment Adviser: ING Investments, LLC

Investment Adviser to Master Funds: Capital
Research and Management CompanySM

ING American Funds International Portfolio	Seeks to provide you with long-term growth of capital.

Investment Adviser: ING Investments, LLC

Investment Adviser to Master Funds: Capital
Research and Management CompanySM

ING Balanced Portfolio	Seeks total return consisting of capital appreciation
(both realized and unrealized) and current income; the
Investment Adviser: ING Investments, LLC	secondary investment objective is long-term capital
appreciation.
Subadviser: ING Investment Management Co.

ING Baron Small Cap Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.

ING BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real
return, consistent with preservation of real capital and
Investment Adviser: Directed Services LLC	prudent investment management.

Subadviser: BlackRock Financial Management, Inc.

PRO.70600-11	B-2

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management,
LLC
ING BlackRock Science and Technology	Seeks long-term capital appreciation.
Opportunities Portfolio
Investment Adviser: ING Investments, LLC
Subadviser: BlackRock Advisors, LLC
ING Investors Trust – ING Clarion Global Real	Seeks high total return, consisting of capital
Estate Portfolio	appreciation and current income.
Investment Adviser: ING Investments, LLC
Subadviser: ING Clarion Real Estate Securities LLC
ING Davis New York Venture Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Davis Selected Advisers, L.P.
ING DFA World Equity Portfolio	Seeks long-term capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Dimensional Fund Advisors LP
ING Franklin Templeton Founding Strategy	Seeks capital appreciation and secondarily, income.
Portfolio
Investment Adviser: Directed Services LLC
ING GET U.S. Core Portfolio	Seeks to achieve maximum total return and minimal
exposure of assets to a market value loss by
Investment Adviser: ING Investments, LLC	participating, to the extent possible, in favorable equity
market performance during the guarantee period.
Subadviser: ING Investment Management Co. (ING
IM)
ING Global Bond Portfolio	Seeks to maximize total return through a combination
of current income and capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.

PRO.70600-11	B-3

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that
capital appreciation and investment income will both be
Subadviser: ING Investment Management Co.	major factors in achieving total return.

ING Index Plus LargeCap Portfolio	Seeks to outperform the total return performance of the
S&P 500 Index, while maintaining a market level of
Investment Adviser: ING Investments, LLC	risk.

Subadviser: ING Investment Management Co.

ING Index Plus MidCap Portfolio	Seeks to outperform the total return performance of the
Standard & Poor’s MidCap 400 Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.

Subadviser: ING Investment Management Co.

ING Index Plus SmallCap Portfolio	Seeks to outperform the total return performance of the
Standard and Poor’s SmallCap 600 Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.

Subadviser: ING Investment Management Co.

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: ING Investments, LLC	through investments in a diversified portfolio consisting
primarily of debt securities. It is anticipated that capital
Subadviser: ING Investment Management Co.	appreciation and investment income will both be major
factors in achieving total return.

ING International Index Portfolio	Seeks investment (before fees and expenses) results that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	international index.

Subadviser: ING Investment Management Co.

ING International Value Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

ING Invesco Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

PRO.70600-11	B-4

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Invesco Van Kampen Equity and Income	Seeks total return, consisting of long-term capital
Portfolio	appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management
Inc.
ING Large Cap Growth Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
ING Liquid Assets Portfolio	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
Investment Adviser: Directed Services LLC	prudent employment of capital. Secondarily seeks
reasonable opportunity for growth of capital and
Subadviser: Massachusetts Financial Services	income.
Company
ING MFS Utilities Portfolio	Seeks total return.
Investment Adviser: Directed Services LLC
Subadviser: Massachusetts Financial Services
Company
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.

PRO.70600-11	B-5

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Oppenheimer Global Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.
ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC	management.
Subadviser: Pacific Investment Management
Company LLC
ING PIMCO Total Return Bond Portfolio	Seeks maximum total return, consistent with
preservation of capital and prudent investment
Investment Adviser: Directed Services LLC	management.
Subadviser: Pacific Investment Management
Company LLC
ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING RussellTM Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total
Investment Adviser: ING Investments, LLC	return of the Russell Top 200® Growth Index.
Subadviser: ING Investment Management Co.
ING Small Company Portfolio	Seeks growth of capital primarily through investment in
a diversified portfolio of common stocks of companies
Investment Adviser: ING Investments, LLC	with smaller market capitalizations.
Subadviser: ING Investment Management Co.
ING SmallCap Opportunities Portfolio	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.

PRO.70600-11	B-6

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Solution Income Portfolio	Seeks to provide a combination of total return and
stability of principal consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted to retirement.

Subadviser: Investment Committee

ING Solution 2015 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2015.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

ING Solution 2025 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2025.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

ING Solution 2035 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2035.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

ING Solution 2045 Portfolio	Until the day prior to its Target Date, the Portfolio seeks
to provide total return consistent with an asset
Investment Adviser: Directed Services LLC	allocation targeted at retirement in approximately 2045.
On the Target Date, the Portfolio’s investment objective
Subadviser: Investment Committee	will be to seek to provide a combination of total return
and stability of principal consistent with an asset
allocation targeted to retirement.

ING Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized) consistent
Investment Adviser: ING Investments, LLC	with preservation of capital.

Subadviser: ING Investment Management Co.

ING Strategic Allocation Growth Portfolio	Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

PRO.70600-11	B-7

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Strategic Allocation Moderate Portfolio	Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized).
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment
return, consistent with the preservation of capital and
Investment Adviser: Directed Services LLC	prudent investment risk.
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily,
increasing dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC
ING Thornburg Value Portfolio	Seeks long-term capital appreciation, and secondarily
current income.
Investment Adviser: Directed Services LLC
Subadviser: Thornburg Investment Management,
Inc.

PRO.70600-11	B-8

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING UBS U.S. Large Cap Equity Portfolio	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC

Subadviser: UBS Global Asset Management
(Americas) Inc.

ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Barclays Capital
Investment Adviser: ING Investments, LLC	U.S. Aggregate Bond Index.

Subadviser: Neuberger Berman Fixed Income LLC

ING WisdomTreeSM Global High-Yielding Equity	Seeks investment returns that closely correspond to the
Index Portfolio*	price and yield performance (before fees and expenses)
of the WisdomTreeSM Global High-Yielding Equity
Investment Adviser: ING Investments, LLC	Index.

Subadviser: ING Investment Management Co.

* WisdomTreeSM is a servicemark of WisdomTree
Investments

Oppenheimer Main Street Small- & Mid-Cap	Seeks capital appreciation.
Fund® /VA

Investment Adviser: OppenheimerFunds, Inc.

PIMCO VIT – Real Return Portfolio	Seeks maximum real return, consistent with
preservation of real capital and prudent investment
Investment Adviser: Pacific Investment	management.
Management Company LLC (PIMCO)

Pioneer Equity Income VCT Portfolio	Seeks current income and long-term growth of capital
from a portfolio consisting primarily of income
Investment Adviser: Pioneer Investment	producing equity securities of U.S. corporations.
Management, Inc.

PRO.70600-11	B-9

APPENDIX C
Fixed Account II

Fixed Account II (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company (“ING USA,” the
“Company,” “we” or “our”). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest
Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed
Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed
Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract.
You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus. To obtain a copy of the Fixed Account II prospectus, please write or call us at the address and phone number listed on the front page of the prospectus.

The Fixed Account
You may allocate premium payments and transfer your contract value to the guaranteed interest periods of the Fixed
Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed
Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed
Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment.
Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market
Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

PRO.70600-11

Transfers from a Fixed Interest Allocation
You may transfer your contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA’s separate account as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value
Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire contract value in such Fixed Interest
Allocation to the ING Liquid Assets Portfolio subaccount, and such a transfer will be subject to a Market Value
Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers made to and from the Fixed Interest Allocations during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Allocation
During the accumulation phase, you may withdraw a portion of your contract value in any Fixed Interest Allocation.
You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any withdrawals made to and from the Fixed Interest Allocations during specified periods while the rider is in effect.

Market Value Adjustment
A Market Value Adjustment may decrease, increase or have no effect on your contract value. We will apply a Market
Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within
30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the income phase payment start date a guaranteed interest period for any
Fixed Interest Allocation does not end on or within 30 days of the income phase payment start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest
Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value
Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations
On the contract date, the contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of contract value in each Fixed Interest Allocation as follows:

1)	We take the contract value in the Fixed Interest Allocation at the end of the preceding business day;
2)	We credit a daily rate of interest on 1) at the guaranteed rate since the preceding business day;
3)	We add 1) and 2);
4)	We subtract from 3) any transfers from that Fixed Interest Allocation; and
5)	We subtract from 4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest
Allocation. The contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for Fixed Account II.

PRO.70600-11

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations
You may elect to participate in our dollar cost averaging program from Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or funds selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value
Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such changes will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments
We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information
See the prospectus for Fixed Account II.

PRO.70600-11

APPENDIX D
Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA
General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of
1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated
April 29, 2011. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at 1-800-366-0066. When reading through the Prospectus, the Fixed Interest
Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

PRO.70600-11

D-1

APPENDIX E

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of
$25,000 in each of the second and third contract years, for total premium payments under the contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $9,000 (10% of $90,000) is maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total amount withdrawn from the contract would be $27,000 ($90,000
x .30). Therefore, $18,000 ($27,000 – $9,000) is considered an excess withdrawal and would be subject to a 3%
surrender charge of $540 ($18,000 x .03). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

PRO.70600-11

E-1

APPENDIX F
Pro-Rata Withdrawal Adjustment for 5% Roll-Up Death Benefit Examples
Example #1: The Contract Value (AV) is Lower than the Death Benefit
Assume a premium payment of $100,000, AV at the time of withdrawal of $80,000 and a 5% Roll-Up minimum guarantee death benefit (“MGDB”) at the time of withdrawal of $120,000. A total withdrawal of $20,000 is made.
Calculate the Effect of the Withdrawal
Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))
MGDB after Pro-rata Withdrawal = $90,000 ($120,000 – $30,000)
AV after Withdrawal = $60,000 ($80,000 – $20,000)
Example #2: The Contract Value (AV) is Greater than the Death Benefit
Assume a premium payment of $100,000, AV at the time of withdrawal of $160,000 and a 5% Roll-Up minimum guarantee death benefit (“MGDB”) at the time of withdrawal of $120,000. A total withdrawal of $20,000 is made.
Calculate the Effect of the Withdrawal
Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))
MGDB after Pro-rata Withdrawal = $105,000 ($120,000 – $15,000)
AV after Withdrawal = $140,000 ($160,000 – $20,000)
Example #3: The Contract Value (AV) is Equal to the Death Benefit
Assume a premium payment of $100,000, AV at the time of withdrawal of $120,000 and a 5% Roll-Up minimum guarantee death benefit (“MGDB”) at the time of withdrawal of $120,000. A total withdrawal of $20,000 is made.
Calculate the Effect of the Withdrawal
Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))
MGDB after Pro-rata Withdrawal = $100,000 ($120,000 – $20,000)
AV after Pro-rata Withdrawal = $100,000 ($120,000 – $20,000)

PRO.70600-11	F-1

APPENDIX G
Special Funds 5% Roll-up Death Benefit Examples

MGDB* if 50% invested in				MGDB* if 0% invested in				MGDB* if 100% invested in
	Special Funds				Special Funds				Special Funds
end of yr Covered		Special	Total	end of yr Covered Special			Total	end of yr Covered Special			Total
0	500	500	1,000	0	1,000	-	1,000	0	0	1000	1000
1	525	500	1,025	1	1,050	-	1,050	1	0	1000	1000
2	551	500	1,051	2	1,103	-	1,103	2	0	1000	1000
3	579	500	1,079	3	1,158	-	1,158	3	0	1000	1000
4	608	500	1,108	4	1,216	-	1,216	4	0	1000	1000
5	638	500	1,138	5	1,276	-	1,276	5	0	1000	1000
6	670	500	1,170	6	1,340	-	1,340	6	0	1000	1000
7	704	500	1,204	7	1,407	-	1,407	7	0	1000	1000
8	739	500	1,239	8	1,477	-	1,477	8	0	1000	1000
9	776	500	1,276	9	1,551	-	1,551	9	0	1000	1000
10	814	500	1,314	10	1,629	-	1,629	10	0	1000	1000

MGDB* if transferred to				MGDB* if transferred to
	Special Funds				Covered Funds
at the beginning of year 6				at the beginning of year 6
end of yr Covered		Special	Total	end of yr Covered Special			Total
0	1,000	-	1,000	0	-	1,000	1,000
1	1,050	-	1,050	1	-	1,000	1,000
2	1,103	-	1,103	2	-	1,000	1,000
3	1,158	-	1,158	3	-	1,000	1,000
4	1,216	-	1,216	4	-	1,000	1,000
5	1,276	-	1,276	5	-	1,000	1,000
6	-	1,276	1,276	6	1,050	-	1,050
7	-	1,276	1,276	7	1,103	-	1,103
8	-	1,276	1,276	8	1,158	-	1,158
9	-	1,276	1,276	9	1,216	-	1,216
10	-	1,276	1,276	10	1,276	-	1,276

*	MGDB is the 5% Roll-up Minimum Guaranteed Death Benefit.

PRO.70600-11

G-1

APPENDIX H

Examples of Minimum Guaranteed Income Benefit Calculation

Example 1

Age				Contract with
		Contract without	Contract with	the MGIB Rider
		the MGIB Rider	the MGIB Rider	Before 1/12/2009
55	Initial Value	$100,000	$100,000	$100,000
	Accumulation Rate	0.0%	0.00%	0.00%
	Rider Charge	0.0%	0.60%	0.60%

65	Contract Value	$100,000	$92,219	$92,219
	Contract Annuity Factor	4.71	4.71	4.71
	Monthly Income	$471.00	$434.35	$434.35
	MGIB Rollup	n/a	$162,889	$162,889
	MGIB Ratchet	n/a	$100,000	$100,000
	MGIB Annuity Factor	n/a	4.17	4.43
	MGIB Income	n/a	$679.25	$721.60

	Income	$471.00	$679.25	$721.60

Example 2

Age				Contract with
		Contract without	Contract with	the MGIB Rider
		the MGIB Rider	the MGIB Rider	Before 1/12/2009
55	Initial Value	$100,000	$100,000	$100,000
	Accumulation Rate	3.0%	3.0%	3.0%
	Rider Charge	0.0%	0.60%	0.60%

65	Contract Value	$134,392	$125,479	$125,479
	Contract Annuity Factor	4.71	4.71	4.71
	Monthly Income	$632.98	$591.01	$591.01
	MGIB Rollup	n/a	$162,889	$162,889
	MGIB Ratchet	n/a	$125,479	$125,479
	MGIB Annuity Factor	n/a	4.17	4.43
	MGIB Income	n/a	$679.25	$721.60

	Income	$632.98	$679.25	$721.60

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H-1

Example 3

Age				Contract with
		Contract without	Contract with	the MGIB Rider
		the MGIB Rider	the MGIB Rider	Before 1/12/2009
55	Initial Value	$100,000	$100,000	$100,000
	Accumulation Rate	8.0%	8.0%	8.0%
	Rider Charge	0.0%	0.60%	0.60%

65	Contract Value	$215,892	$203,538	$203,538
	Contract Annuity Factor	4.71	4.71	4.71
	Monthly Income	$1,016.85	$958.66	$959.93
	MGIB Rollup	n/a	$162,889	$162,889
	MGIB Ratchet	n/a	$203,538	$203,808
	MGIB Annuity Factor	n/a	4.17	4.17
	MGIB Income	n/a	$848.75	$902.87

	Income	$1,016.85	$958.66	$959.93

The Accumulation Rates shown are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the MGIB Rollup Rate.

PRO.70600-11

H-2

APPENDIX I
ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples
(For riders issued on or after April 28, 2008, subject to state approval)

The following examples show the adjustment to the Maximum Annual Withdrawal amount for a withdrawal before the
Lifetime Withdrawal Phase has begun.

Illustration 1: Adjustment to the ING LifePay Plus Base for a withdrawal taken prior to the Lifetime
Withdrawal Phase.

Assume the Annuitant is age 55 and the first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. Because the ING LifePay Plus Rider is not yet eligible to enter the Lifetime Withdrawal Phase, there is no Maximum Annual Withdrawal and the entire withdrawal is considered excess.

If the ING LifePay Plus Base and contract value before the withdrawal are $100,000 and $90,000, respectively, then the ING LifePay Plus Base will be reduced by 3.33% ($3,000 / $90,000) to $96,667 ((1 – 3.33%) * $100,000).

Any additional withdrawals taken prior to the Annuitant reaching age 59½ will also result in an immediate pro-rata reduction to the ING LifePay Plus Base.

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with no surrender charges. The Maximum Annual
Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal,
$5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum
Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the contract value before this withdrawal is $50,000, and the contract value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 – 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 – $5,000).

PRO.70600-11

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal,
$5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 – $5,000), is the same as the Additional Withdrawal
Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2009 and the Maximum Annual Withdrawal is $5,000. Also assume
RMDs, applicable to this contract, are $6,000 and $5,000 for 2010 and 2011 calendar years respectively.

Between July 1, 2009 and December 31, 2010, a withdrawal of $5,000 is taken which exhausts the Maximum Annual
Withdrawal.

On January 1, 2010, the Additional Withdrawal Amount is set equal to the excess of the 2010 RMD above the existing
Maximum Annual Withdrawal, $1,000 ($6,000 – $5,000). Note that while the Maximum Annual Withdrawal has been exhausted, it is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2010 to take the newly calculated Additional Withdrawal Amount of $1,000.
The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2010.

On January 1, 2011, the Additional Withdrawal Amount is set equal to the excess of the 2011 RMD above the existing
Maximum Annual Withdrawal, $0 ($5,000 – $5,000). Note that the Additional Withdrawal Amount of $1,000 from the 2010 calendar year carries over into the 2011 calendar year and is available for withdrawal.

Illustration 5: A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 – $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal,
$5,000.

The next withdrawal taken during the contract year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, $6,000,
and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount ($8,000 – $6,000 = $2,000), and the amount of the current gross withdrawal
($3,500).

If the contract value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 4.12%
($2,000 / $48,500) to $4,794 ((1 – 4.12%) * $5,000).

PRO.70600-11

Illustration 6: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal,
$5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum
Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the contract value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is
$49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 – 2.02%) *
$5,000).

Another withdrawal is taken during that same contract year in the amount of $400 net, with $100 of surrender charges.
Total gross withdrawals during the contract year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the
MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual
Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the contract value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03%
($500 / $48,500) to $4,849 ((1 – 1.03%) * $4,899).

PRO.70600-11

APPENDIX J

Examples of Fixed Allocation Funds Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic
Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted
Funds. No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to
$600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocation
Funds (0%) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $150,000 from the amount allocated to the Other Funds (30% of the $500,000 allocated to the
Other Funds) to the Fixed Allocation Funds. Your ending allocations will be $100,000 to Accepted Funds, $150,000 to the Fixed Allocation Funds, and $350,000 to Other Funds.

II. Partial Withdrawals

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 65% to Accepted
Funds ($65,000), 30% to the Fixed Allocation Funds ($30,000), and 5% to Other Funds ($5,000). No Fixed Allocation
Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $29,000 from the Fixed Allocation Funds.
Because the remaining amount allocated to the Fixed Allocation Funds ($1,000) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $800 from the Other
Funds to the Fixed Allocation Funds, so that the amount allocated to the Fixed Allocation Funds ($1,800) is 30% of the total amount allocated to the Fixed Allocation Funds and Other Funds ($6,000).

PRO.70600-11

J-1

APPENDIX K

Information Regarding Previous Versions of the ING LifePay Plus and ING Joint LifePay Plus Riders

Important Note:
The following information pertains to the form of ING LifePay Plus and ING Joint LifePay Plus riders available for purchase on and after April 28, 2008 through April 30, 2009, in states where approved. If this form of ING LifePay Plus or ING Joint LifePay Plus rider is not yet approved for sale in your state, or if you have purchased a previous version of this rider, please see page K8 for more information. If you purchased the ING LifePay or ING Joint LifePay rider, please see Appendix L for more information.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay
Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the contract for the lifetime of the annuitant, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the ING LifePay Plus rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The ING LifePay Plus rider is subject to broker-dealer availability. This version of the ING LifePay Plus rider was available for contracts issued on and after April 28, 2008 through April 30, 2009 (subject to availability and state approvals) that did not already have a living benefit rider. The ING LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in
“Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected after a contract has been issued without it, subject to certain conditions. Contact the Customer Service Center for more information. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of the following quarterly contract anniversary.

Rider Effective Date. The rider effective date is the date coverage under the ING LifePay Plus rider begins. If you purchase the ING LifePay Plus rider when the contract is issued, the rider effective date is also the contract date. If you purchase the ING LifePay Plus rider after contract issue, the rider effective date will be the date of the contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs each quarter of a contract year from the contract date.

Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.30%	0.65%

This quarterly charge is a percentage of the ING LifePay Plus Base. If this rider was purchased before
January 12, 2009, the current annual charge is 0.55%. We deduct the charge in arrears based on the contract date
(contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges will no loner be deducted once your rider enters Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit
Status occurs if your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING LifePay Plus rider upon an Annual Ratchet once the Lifetime Withdrawal Phase begins. For riders issued before January 12, 2009, we reserve the right to increase the charge for the ING LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We will not increase your charge for your first five years after the effective date of the rider.

PRO.70600-11

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from the Fixed Account. With the Fixed Account, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Account, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you: a) cancel the contract during the contract’s free look period; b) surrender; c) begin income phase payments; or d) otherwise terminate the contract pursuant to its terms. These events automatically cancel the ING LifePay Plus rider. The
Company may, at its discretion, cancel and/or replace the ING LifePay Plus rider at your request in order to renew or reset the rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	Terminate your contract pursuant to its terms during the accumulation phase, surrender your contract, or begin receiving income phase payments in lieu of payments under the rider; or

2)	Die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse beneficiary elects to continue the contract; or

3)	Change the owner of the contract (other than a spousal beneficiary continuation on your death).

Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

Highlights. This paragraph introduces the terminology used with the ING LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING
LifePay Plus rider. More detailed information follows below, with capitalized words that are underlined indicating headings for ease of reference. The ING LifePay Plus rider guarantees an amount available for withdrawal from the contract in any contract year once the Lifetime Withdrawal Phase begins -- we use the ING LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since contract value would be zero) until the annuitant’s death.
The ING LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and
7% Compounding Step-Ups for riders issued before January 12, 2009), and subject to adjustment for any Excess
Withdrawals. The ING LifePay Plus rider has an allowance for withdrawals from a contract subject to the Required
Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING LifePay Plus rider has a death benefit that is payable upon the contract owner’s death only when the ING LifePay Plus Death
Benefit Base is greater than the contract’s death benefit. The ING LifePay Plus rider allows for spousal continuation.

ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING LifePay Plus rider: (a) On the contract date, it is equal to the initial premium; and (b) After the contract date, it is equal to the contract value on the effective date of the rider.

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the ING LifePay
Plus Base as the MGWB Base in the ING LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges or a negative
Market Value Adjustment associated with any Fixed Account allocations. For example, assume the current contract value is $90,000 on a contract with the ING LifePay Plus rider in the Lifetime Withdrawal Phase. The ING LifePay
Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the contract value to $85,000, the ING LifePay Plus Base would remain at its current level (as would the
Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

PRO.70600-11

An Excess Withdrawal is either a) a withdrawal before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees); or b) once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the contract but before the ING LifePay Plus riders’ guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation. An Excess Withdrawal will cause a pro-rate reduction of the ING LifePay Plus Base -- in the same proportion as contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges or Market Value Adjustment associated with any
Fixed Account allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the
Maximum Annual Withdrawal to be recalculated. See Illustrations 1, 2, and 6 for examples of the consequences of an excess withdrawal.

Please not that any withdrawals before the rider effective date in the same contract year when the ING LifePay Plus rider is added after contract issue are counted in calculating your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary -- to equal the greater of:
a) the current ING LifePay Plus Base; or b) the current contract value. We call this recalculation an Annual Ratchet.

For riders issued before January 12, 2009, the ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter o a contract year from the contract date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING LifePay Plus rider upon an Annual Ratchet. You will never pay more than new issues of the ING LifePay Plus rider, subject to the maximum annual charge, and we will not increase this charge for your first five years after the rider effective date. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notices will outline the procedure you will need to follow to do
so. Please note, however, that from then on the ING LifePay Plus Base would no longer be eligible for any Annual
Ratchets, so the Maximum Annual Withdrawal percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentage is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

For riders issued before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly
Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum charge, and we promise not to increase the charge for your first five contract years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome as noted above.

6% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date SO LONG AS no withdrawals were taken during the preceding contract year. The recalculated ING LifePay Plus Base will equal the greatest of a) the current ING LifePay Plus Base; b) the current contract value; and c) the ING LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

Please note there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not pro-rated. For riders added to existing contracts (a post contract issuance election), the first opportunity for a 6% Compounding Step-
Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

For example, assume a contract owner decides to add the ING LifePay Plus rider on March 15, 2009 to a contract that was purchased on January 1, 2009. The rider effective date is April 1, 2009, which is the date of the contract’s next following quarterly contract anniversary. Because on January 1, 2010 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this contract will be on January 1, 2011.

For riders issued before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up. The 7%
Compounding Step-Up is not pro-rated.

PRO.70600-11

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59½. On this date, the
ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay Plus Base or the current contract value. The Lifetime Withdrawal Phase will continue until the earliest of:

1)	the date income phase payments begin (see “The Income Phase”);
2)	reduction of the contract value to zero by an Excess Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	the surrender of the contract; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the contract.

The ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the even contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING LifePay Plus rider guarantees to be available for withdrawal from the contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the Maximum Annual Withdrawal percentage, based on the annuitant’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Maximum Annual Withdrawal Percentage	Age
4%	59½ – 64
5%	65+

If the rider was issued prior to January 12, 2009, the Maximum Annual Withdrawal percentage is 5%.

The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon an Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchet or 7% Compounding Step-Up if
this rider was purchased before January 12, 2009). In addition, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the annuitant grows older.

In the event that on the date the Lifetime Withdrawal Phase begins the contract value is greater than the ING LifePay
Plus Base, then before the Maximum Annual Withdrawal is first calculated, the ING LifePay Plus Base will be set equal to the contract value. The greater the ING LifePay Plus Base, the greater the amount will be available to you for withdrawal under the ING LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. In addition, if the contract’s income phase commencement date is reached while the ING LifePay Plus rider is in the
Lifetime Withdrawal Phase, you may elect a life only income phase option, in lieu of the contract’s other income phase options, under which we will pay the greater of the income phase payout under the contract and the equal payments of the Maximum Annual Withdrawal. For more information about the contract’s income phase options, see “The Income
Phase” in the prospectus.

Required Minimum Distributions. The ING LifePay Plus rider allows for withdrawals from a contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional
Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the
Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional
Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year -- without constituting an Excess Withdrawal.

See Illustration 3.

PRO.70600-11

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are
Excess Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum Annual
Withdrawal to be recalculated. See Illustration 5 for an example of the consequences of an Excess Withdrawal with an
Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Illustration 4 for an example of the Additional Withdrawal Amount being carried over.
Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly
Ratchets for riders issued before January 12, 2009), or upon spousal continuation of the ING LifePay Plus
Rider.

Lifetime Automatic Periodic Benefit Status. The ING LifePay Plus rider enters Lifetime Automatic Periodic
Benefit Status when your contract value is reduced to zero other than by an Excess Withdrawal (a withdrawal in excess of the Maximum Annual Withdrawal that causes your contract value to be reduced to zero will terminate the ING
LifePay Plus rider). You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic
Periodic Benefit Status:

1)	The contract will provide no further benefits (including death benefits) other than as provided under the
ING LifePay Plus rider;
2)	No further premium payments will be accepted; and
3)	Any other riders issued with the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If, when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic
Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59½. During this time, the ING LifePay Plus rider’s death benefit remains payable upon the annuitant’s death, and the ING LifePay Plus rider remains eligible for the 6% Compounding Step-Ups (7% of Compounding Step-Ups for riders issued before
January 12, 2009). Once the ING LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the Maximum Annual Withdrawal percentage multiplied by the ING
LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly, or annually. If, at the time the rider enters
Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

PRO.70600-11

Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such contract value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:.

	Rider Purchase Date	Fixed Allocation Fund Percentage
	Currently	30%
	Before January 12, 2009	25%
	Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below. We impose these investment option restrictions in order to lesser the likelihood we would have to make payments under this rider. We require these allocations regardless of your investment instructions under the contract. The ING LifePay Plus rider will not be issued until your contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:
•	Fixed Account II
•	Fixed Interest Division
•	ING Liquid Assets Portfolio
•	ING Solution Income Portfolio
•	ING Solution 2015 Portfolio
•	ING Solution 2025 Portfolio
•	ING Solution 2035 Portfolio
•	ING T. Rowe Price Capital Appreciation Portfolio.

If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

•	ING Franklin Templeton Founding Strategy Portfolio; and
•	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

No rebalancing is necessary if the contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:
•	ING American Funds Bond Portfolio
•	ING BlackRock Inflation Protected Bond Portfolio
•	ING Intermediate Bond Portfolio
•	ING U.S. Bond Index Portfolio.

You may allocate your contract value to one or more Fixed Allocated Funds. We consider the ING Intermediate
Bond Portfolio to be the default Fixed Allocation Fund in connection with Fixed Allocation Funds Automatic
Rebalancing.

If the rider is not continued under the spousal continuation right when available, a Fixed Allocation Fund may be reclassified as a Special Fund as of the contract continuation date if it would otherwise be designated as a Special
Fund for purposes of the contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the contract, any allocation of contract value to the Fixed Allocation Funds will be considered a
Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

PRO.70600-11		K-6

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the specified percentage noted above of the total contract value allocated to the Fixed Allocation Funds and
Other Funds on any ING LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that a specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase dated. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	Receipt of additional premiums;
2)	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix J–Examples of Fixed
Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed
Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into a Fixed
Allocation Fund even if you have not previously been invested in it. See “Appendix J–Examples of Fixed Allocation
Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charges pro-rated) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-
natural owner. Also, an ING LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

ING LifePay Plus Death Benefit Base. The ING LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the contract’s death benefit. The
ING LifePay Plus Death Benefit Base is first calculated when you purchase the ING LifePay Plus rider. If the ING
LifePay Plus rider is purchased on the contract date, the initial ING LifePay Plus Death Benefit Base is equal to the initial premium. If the ING LifePay Plus rider as purchased after the contract date, the initial ING LifePay Plus
Death Benefit Base is equal to the contract value on the rider effective date.

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for the payment of third-party investment advisory fees before the Lifetime Withdrawal Phase beings, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING LifePay Plus Death Benefit
Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “Withdrawals and Excess Withdrawals”
for more information.

There is no additional charge for the death benefit associated with the ING LifePay Plus rider. Please note that the
ING LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-
Ups (Quarterly Ratchets and 7% Compounding Step-Ups if the rider was purchased before January 12, 2009).

In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING LifePay Plus rider enters
Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus Death Benefit
Base dollar for dollar until the earlier of the ING LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death. Upon the annuitant’s death, any remaining ING LifePay Plus death benefit is payable to the beneficiary in a lump-sum.

PRO.70600-11

Spousal Continuation. If the surviving spouse of the deceased owner continues the contract (see “Death
Benefit Choices–Continuation After Death–Spouse”), the rider will also continue, provided the spouse becomes the annuitant and sole owner. At the time the contract is continued, the ING LifePay Plus Base is recalculated to equal the contract value, inclusive of the guaranteed death benefit -- UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In these cases, the ING LifePay Plus
Base is recalculated to equal the greater of a) the contract value, inclusive of the guaranteed death benefit; and b) the last-calculated ING LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation. Regardless, the ING LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the contract but before the ING
LifePay Plus rider’s guarantees resume are Excess Withdrawals. The LifePay Plus rider remains eligible for the
Annual Ratchet upon recalculation of the ING LifePay Plus Base (Quarterly Ratchets if this rider was purchased before January 12, 2009).

The Maximum Annual Withdrawal is also recalculated at the same time as the ING LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59½. The Maximum
Annual Withdrawal is recalculated to equal 5% (the Maximum Annual Withdrawal percentage) multiplied by the
ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING LifePay Plus rider for a contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the contract owner’s death and spousal continuation are counted in calculating you withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the contract value is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal
Phase begins, then the ING LifePay Plus Base will be set equal to the contract value before the Maximum Annual
Withdrawal is first calculated. Also, upon spousal continuation, the ING LifePay Plus Death Benefit Base equals the
ING LifePay Plus Death Benefit Base before the contract owner’s death, subject to any pro-rata adjustment for withdrawals before spousal continuation of the rider.

Contrary to the ING Joint LifePay Plus rider, spousal continuation of the ING LifePay Plus rider would likely NOT take effect at the same time as the contract is continued. As noted above, the ING LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the
ING LifePay Plus rider, you might instead want to purchase the ING Joint LifePay Plus rider.

Change of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charge pro-rated) upon an ownership change or change of annuitant, except for:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;
11) change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual; and
12) change of owner pursuant to a court order.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that are less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your contract value is reduced to zero, any periodic payments under the ING LifePay Plus rider are not subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted.

PRO.70600-11

Loans. No loans are permitted on contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus
Rider, see “Federal Tax Considerations–Tax Consequences of Living Benefits and Death Benefit” in the prospectus.

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The ING
Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the contract when the death benefit becomes payable, subject to the owner, annuitant, and beneficiary requirement below. The maximum issue age is 80. Both spouses must meet these issue age requirements. The issue age is the age of the owners on the date on the rider effective date. The ING Joint LifePay Plus rider is subject to broker-dealer availability. The ING Joint
LifePay Plus rider was available for contracts issued on and after April 28, 2008 through April 30, 2009 (subject to availability and state approvals) that did not already have a living benefit rider. The ING Joint LifePay Plus rider will not be issued unless the required owner, annuitant, and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in “Investment
Option Restrictions,” below. The Company in its discretion may allow the rider to be elected after a contract has been issued without it, subject to certain conditions. Contact the Customer Service Center for more information. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of the following quarterly contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs
(“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs,” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Effective Date. The rider effective date is the date coverage under the ING Joint LifePay Plus rider begins.
If you purchase the ING Joint LifePay Plus rider when the contract is issued, the ING Joint LifePay Plus rider effective date is also the contract date. If the ING Joint LifePay Plus rider is added after contract issue, the rider effective date is the date of the contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs each quarter of a contract year from the contract date.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you: a) cancel the contract during the contract’s free look period; b) surrender; c) begin receiving income phase payments in lieu of payments under the rider; or d) otherwise terminate the contract pursuant to its terms. These events automatically cancel the rider. The Company may, at its discretion, cancel and/or replace the ING Joint LifePay Plus rider at your request in order to renew or reset the rider.

PRO.70600-11

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:
1)	Terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving income phase payments in lieu of payments under the rider;
2)	Die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay Plus rider); or
3)	Change the owner of the contract.
Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.
Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the ING Joint LifePay Plus rider. There must be two Active Spouses when you purchase the ING Joint LifePay
Plus rider, who are married to each other and are joint owners, or, for a contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes to the ownership of the contract, or changes to the annuitant and/or beneficiary designations, will result in one spouse being deactivated (the spouse is thereafter “inactive”). An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider, including continuing the ING Joint LifePay Plus rider upon spousal continuation of the contract. Once an Active Spouse is deactivated, the spouse may not become an
Active Spouse again. Specific situations that will result in an Active Spouse being deactivated include:
1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an Active Spouse;
2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); and
3)	A spouse’s death.
An owner may also request that one spouse be treated as inactive (deactivated). Both contract owners must agree to such a request when there are joint owners. However, all charges for the ING Joint LifePay Plus rider will continue to apply, even after a spouse is deactivated, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay Plus rider prior to requesting any such changes.
Please note that a divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.
Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

	Maximum Annual Charge	Current Annual Charge
	1.50%	0.90%

This quarterly charge is a percentage of the ING Joint LifePay Plus Base. If the rider was purchased before
January 12, 2009, the current annual charge is 0.80%. We deduct the charge in arrears based on the contract date
(contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit
Status occurs if your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING LifePay Plus rider upon a Annual Ratchet once the Lifetime Withdrawal Phase begins. For riders issued before January 12, 2009, we reserve the right to increase the charge for the ING LifePay Plus rider upon a
Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We will not increase the charge for the first five years after the effective date of the rider. You will never pay more than new issues of this rider, subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see
“Optional Living Benefit Riders–ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider.”

PRO.70600-11		K-10

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed
Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

Highlights. This paragraph introduces the terminology used with the ING Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING Joint LifePay Plus rider. More detailed information follows below, with capitalized words that are underlined indicating headings for ease of reference. The ING Joint LifePay Plus rider guarantees an amount available for withdrawal from the contract in any contract year once the Lifetime Withdrawal Phase begins -- we use the ING Joint
LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the
ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since contract value would be zero) until the last Active Spouse’s death. The ING Joint LifePay Plus Base is eligible for Annual Ratchets and 6%
Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups for riders issued before
January 12, 2009), and subject to adjustment for any Excess Withdrawals. The ING Joint LifePay Plus rider has an allowance for withdrawals from a contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING Joint LifePay Plus rider has a death benefit that is payable upon the contract owner’s death only when the ING Joint LifePay Plus Death Benefit Base is greater than the contract’s death benefit. The ING Joint LifePay Plus rider allows for spousal continuation.

ING Joint LifePay Plus Base. The ING Joint LifePay Plus Base is first calculated when you purchase the ING Joint
LifePay Plus rider: (a) On the contract date, it is equal to the initial premium; and (b) After the contract date, it is equal to the contract value on the effective date of the rider.

The ING Joint LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the ING
Joint LifePay Plus Base as the MGWB Base in the ING Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING Joint LifePay Plus Base. These withdrawals will not incur surrender charges or a negative
Market Value Adjustment associated with any Fixed Account allocations. For example, assume the current contract value is $90,000 on a contract with the ING Joint LifePay Plus rider in the Lifetime Withdrawal Phase. The ING Joint
LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the contract value to $85,000, the ING Joint LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual
Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a pro-rate reduction of the ING Joint LifePay Plus Base -- in the same proportion as contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See Illustrations 1, 2, and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING Joint LifePay
Plus rider is added after contract issue are counted in calculating your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet. The ING Joint LifePay Plus Base is recalculated on each contract anniversary -- to equal the greater of: a) the current ING Joint LifePay Plus Base; or b) the current contract value. We call this recalculation an
Annual Ratchet.

PRO.70600-11

For riders issued before January 12, 2009, the ING Joint LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). In this circumstance, we call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING Joint LifePay Plus rider upon an Annual Ratchet. You will never pay more than new issues of the ING Joint LifePay Plus rider, subject to the maximum annual charge, and we will not increase this charge for your first five years after the rider effective date.
We will notify you in writing not less than 30 days before a charge increase. Our written notice will outline the procedure you will need to follow to do so. You may avoid the charge increase by canceling the forthcoming Annual
Ratchet. Please note, however, that from then on the ING Joint LifePay Plus Base would no longer be eligible for any
Annual Ratchets, so the Maximum Annual Withdrawal percentage would not be eligible to increase. More information about the Maximum Annual Percentage is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

For riders issued before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly
Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum charge, and we promise not to increase the charge for your first five contract years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome, as noted above.

6% Compounding Step-Up. The ING Joint LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS no withdrawals were taken during the preceding contract year. The recalculated ING Joint LifePay Plus Base will equal the greatest of a) The current ING Joint LifePay Plus
Base; b) The current contract value; and c) The ING Joint LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

Please note there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not pro-rated. For riders added to existing contracts (a post contract issuance election), the first opportunity for a 6% Compounding Step-
Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

For example, assume a contract owner decides to add the ING Joint LifePay Plus rider on March 15, 2009 to a contract that was purchased on January 1, 2009. The rider effective date is April 1, 2009, which is the date of the contract’s next following quarterly contract anniversary. Because on January 1, 2010 a full contract year will not have elapsed since the rider effective date, the ING Joint LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this contract will be on January 1, 2011.

For riders issued before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up. The 7%
Compounding Step-Up is not pro-rated.

Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 65. On this date, the ING Joint LifePay Plus Base is recalculated to equal the greater of the current ING Joint LifePay Plus
Base or the current contract value. The Lifetime Withdrawal Phase will continue until the earliest of:

1)	the date income phase payments begin (see “The Income Phase);
2)	reduction of the contract value to zero by an Excess Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal;
4)	the surrender of the contract; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the contract; or
6)	the last Active Spouse dies.

The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the even contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

PRO.70600-11

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING Joint LifePay Plus rider guarantees to be available for withdrawal from the contract in any contract year. The Maximum Annual
Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the Maximum Annual
Withdrawal percentage of 5% multiplied by the ING Joint LifePay Plus Base. The Maximum Annual Withdrawal is
thereafter recalculated whenever the ING Joint LifePay Plus Base is recalculated (for example, upon a Quarterly
Ratchet or 7% Compounding Step-Ups).

In the event on the date the Lifetime Withdrawal Phase begins the contract value is greater than the ING Joint LifePay
Plus Base, then before the Maximum Annual Withdrawal is first calculated, the ING Joint LifePay Plus Base will be set equal to the contract value. The greater the ING Joint LifePay Plus Base, the greater the amount will be available to you for withdrawal under the ING Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. In addition, if the contract’s income phase commencement date is reached while the ING Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only income phase option, in lieu of the contract’s other income phase options, under which we will pay the greater of the income phase payout under the contract and the equal payments of the Maximum Annual Withdrawal. For more information about the contract’s income phase options, see “The Income Phase” in the prospectus.

Required Minimum Distributions. The ING Joint LifePay Plus rider allows for withdrawals from a contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the ING Joint LifePay Plus Base and recalculation of the Maximum Annual
Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this contract, is greater than the Maximum Annual Withdrawal on that date, then an
Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused
Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year -- without constituting an Excess Withdrawal.

See Illustration 3 below, for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are
Excess Withdrawals that will cause a pro-rata reduction of the ING Joint LifePay Plus Base and the Maximum Annual
Withdrawal to be recalculated. See Illustration 5, below for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Illustration 4 for an example of the Additional Withdrawal Amount being carried over.
Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly
Ratchets for riders issued before January 12, 2009) or upon spousal continuation of the ING Joint LifePay Plus
Rider.

Lifetime Automatic Periodic Benefit Status. The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic
Benefit Status when your contract value is reduced to zero other than by an Excess Withdrawal (a withdrawal in excess of the Maximum Annual Withdrawal that causes your contract value to be reduced to zero will terminate the ING Joint
LifePay Plus rider). You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic
Periodic Benefit Status:

1)	The contract will provide no further benefits (including death benefits) other than as provided under the ING
Joint LifePay Plus rider;
2)	No further premium payments will be accepted; and
3)	Any other riders issued with the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

PRO.70600-11

If, when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first contract anniversary following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic
Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 65.
During this time, the ING Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death, and the ING Joint LifePay Plus rider remains eligible for the 6% Compounding Step-Ups (7% Compounding
Step-Ups for riders issued before January 12, 2009). Once the ING Joint LifePay Plus rider enters the Lifetime
Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to 5% (the Maximum
Annual Withdrawal percentage) multiplied by the ING Joint LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly, or annually. If, at the time the rider enters
Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

Investment Option Restrictions. While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such contract value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

	Rider Purchase Date	Fixed Allocation Fund Percentage
	Currently	30%
	Before January 12, 2009	25%
	Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below. We impose these investment option restrictions in order to lessen the likelihood we would have to make payments under this rider. We require these allocations regardless of your investment instructions to the contract. The ING Joint LifePay Plus rider will not be issued until your contract value is allocated in accordance with these investment options restrictions. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:
·	Fixed Account II
·	Fixed Interest Division
·	ING Liquid Assets Portfolio
·	ING Solution Income Portfolio
·	ING Solution 2015 Portfolio
·	ING Solution 2025 Portfolio
·	ING Solution 2035 Portfolio
·	ING T. Rowe Price Capital Appreciation Portfolio.

If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

·	ING Franklin Templeton Founding Strategy Portfolio; and
·	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

No rebalancing is necessary if the contract value is allocated entirely to Accepted Funds. We may change these
designations at any time upon 30 days notice to you.		If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

PRO.70600-11		K-14

Fixed Allocation Fund. Currently, the Fixed Allocation Funds are:
•	ING American Funds Bond Portfolio
•	ING BlackRock Inflation Protected Bond Portfolio
•	ING Intermediate Bond Portfolio
•	ING U.S. Bond Index Portfolio.

You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING Intermediate
Bond Portfolio to be the default Fixed Allocation Fund in connection with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the specified percentage of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any
ING Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed
Allocation Funds and Other Funds so that the specified percentage is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation
Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	Receipt of additional premiums;

2)	Transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	Withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix J–Examples of Fixed
Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed
Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into a Fixed
Allocation Fund even if you have not previously been invested in it. See “Appendix J–Examples of Fixed Allocation
Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the ING
Joint LifePay Plus rider will continue until the owner’s death (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the ING Joint LifePay Plus Base. See “Withdrawals” and “Excess Withdrawal,” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

Death of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charges pro-rated)
on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the contract.

PRO.70600-11

ING Joint LifePay Plus Death Benefit Base. The ING Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING Joint LifePay Plus Death Benefit Base is greater than the contract’s death benefit. The ING Joint LifePay Plus Death Benefit Base is first calculated when you purchase the
ING Joint LifePay Plus rider. If the ING Joint LifePay Plus rider is purchased on the contract date, the initial ING
Joint LifePay Plus Death Benefit Base is equal to the initial premium. If the ING Joint LifePay Plus rider is purchased after the contract date, the initial ING Joint LifePay Plus Death Benefit Base is equal to the contract value on the rider effective date.

The ING Joint LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The ING Joint LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for the payment of third-party investment advisory fees before the Lifetime Withdrawal
Phase beings, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING Joint LifePay Plus Death
Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “Withdrawals and Excess
Withdrawals” for more information.

There is no additional charge for the death benefit associated with the ING Joint LifePay Plus rider. Please note that the ING Joint LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding
Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups for riders issued prior to January 12, 2009).

In the event the ING Joint LifePay Plus Death Benefit Base is greater than zero when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING Joint LifePay Plus
Death Benefit Base dollar for dollar until the earlier of the ING Joint LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining ING Joint LifePay
Plus death benefit is payable to the beneficiary in a lump-sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the contract (see “Death
Benefit Choices–Continuation After Death–Spouse”), the rider will continue, SO LONG AS the surviving spouse is an Active Spouse. At that time, the ING Joint LifePay Plus Base is recalculated to equal the greater of a) the contract value, inclusive of the guaranteed death benefit; and b) the last-calculated ING Joint LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 65. The Maximum Annual Withdrawal is recalculated to equal 5%
(the Maximum Annual Withdrawal percentage) multiplied by the ING Joint LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING Joint LifePay Plus rider for a contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the contract owner’s death and spousal continuation are counted in calculating you withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the contract value is greater than the ING Joint LifePay Plus Base on the date the Lifetime
Withdrawal Phase begins, then the ING Joint LifePay Plus Base will be set equal to the contract value before the
Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the ING Joint LifePay Plus Death
Benefit Base equals the ING Joint LifePay Plus Death Benefit Base before the contract owner’s death, subject to any pro-rata adjustment for withdrawals before spousal continuation of the rider.

Change of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charge pro-rated)
upon an ownership change or change of annuitant, except for:

1)	spousal continuation by an Active Spouse, as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual (the owner’s spouse must be named sole beneficiary under the contract to remain an Active Spouse);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is an Active Spouse when added as joint owner;

PRO.70600-11

7)	for nonqualified contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that are less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the
Lifetime Withdrawal Phase has begun. Once your contract value is reduced to zero, any periodic payments under the
ING Joint LifePay Plus rider are not subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the
ING Joint LifePay Plus rider, see “Federal Tax Considerations–Tax Consequences of Living Benefits and Death
Benefit” in the contract prospectus.

***

Important Note:
The following information pertains to the form of ING LifePay Plus and ING Joint LifePay Plus riders available for purchase on and after April 20, 2007 through April 27, 2008. If you purchased the ING LifePay or ING Joint LifePay rider, please see Appendix L for more information.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay
Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the contract for the lifetime of the annuitant, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the ING LifePay Plus rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider date.
Some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay Plus rider was available for contracts issued on and after August 20, 2007 through April 27, 2008 (subject to availability and state approvals)
that did not already have a living benefit rider. The ING LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option
Restrictions,” below. The Company in its discretion may allow the rider to be elected after a contract has been issued without it, subject to certain conditions. Contact the Customer Service Center for more information. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of the following quarterly contract anniversary.

Rider Date. The rider date is the date the ING LifePay Plus rider becomes effective. If you purchase the ING
LifePay Plus rider when the contract is issued, the rider date is also the contract date.

Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.50%

This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic
Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

PRO.70600-11

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from the Fixed Account. With the Fixed Account, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Account, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you cancel the contract during the contract’s free look period, surrender, begin income phase payments or otherwise terminate the contract. These events automatically cancel the ING LifePay Plus rider. The Company may, at its discretion, cancel and/or replace the ING LifePay Plus rider at your request in order to renew or reset the rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	begin income phase payments, surrender or otherwise terminate your contract during the accumulation phase;
or

2)	die during the accumulation phase (first owner to die if there are multiple contract owners, or death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the contract.

The ING LifePay Plus rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59½ has not yet passed. While the ING LifePay Plus rider is in guaranteed withdrawal status, withdrawals in a contract year up to the Maximum Guaranteed Withdrawal will reduce the ING LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the annuitant reaching age 59½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2)	reduction of the ING LifePay Plus Base to zero, at which time the rider will terminate;

3)	the income phase commencement date;

4)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

5)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal
(see “Automatic Periodic Benefit Status,” below);

6)	the surrender of the contract, or the election to begin income phase payments; or

7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the contract.

Please note that withdrawals while the ING LifePay Plus rider is in Guaranteed Withdrawal status are not guaranteed for the lifetime of the annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59½ has passed. If your first withdrawal is taken before this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the annuitant reaching age 59½. This status continues until the earliest of:

1)	the income phase commencement date;
2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal
(see “Lifetime Automatic Periodic Benefit Status,” below);
4)	the surrender of the contract or the election to begin income phase payments; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the contract.

PRO.70600-11	K-18

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the ING LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING LifePay Plus Rider Works. The ING LifePay Plus Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the income phase commencement date is reached). The second phase is called the
Withdrawal Phase. This phase begins as of the date of the first withdrawal or the income phase commencement date, whichever occurs first.

Benefits paid under the ING LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The ING
LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum Annual
Withdrawal and is calculated as follows.

1)	If you purchased the ING LifePay Plus rider on the contract date, the initial ING LifePay Plus Base is equal to the initial premium.

2)	If you purchased the ING LifePay Plus rider after the contract date, the initial ING LifePay Plus Base is equal to the contract value on the effective date of the rider.

During the Growth Phase, the initial ING LifePay Plus Base is increased dollar-for-dollar by any premiums received
(“eligible premiums”). In addition, on each quarterly contract anniversary, the ING LifePay Plus Base is recalculated as the greater of

•	The current ING LifePay Plus Base; or
•	The current contract value. This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the ING LifePay Plus Base is recalculated as the greatest of

•	The current ING LifePay Plus Base; or
•	The current contract value; and
•	The ING LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.”

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date. You may sometimes see the step-up referred to as the Minimum Annual Deferral Enhancement (or MADE).

The ING LifePay Plus Base has no additional impact on the calculation of income phase payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the
Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING LifePay Plus rider (see “ING LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals 5% of the greater of 1) the contract value and 2) the ING LifePay
Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal.

PRO.70600-11	K-19

If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59½, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59½, the ING LifePay Plus Base will automatically be reset to the current contract value, if greater, and the Maximum Annual Withdrawal will be recalculated.

If the contract’s income phase commencement date is reached while you are in the ING LifePay Plus rider’s
Lifetime Guaranteed Withdrawal Status, then you may elect a life only income phase option, in lieu of the contract’s other income phase options, under which we will pay the greater of the income phase payout under the contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any contract year exceed the Maximum Annual Withdrawal, then the ING LifePay Plus Base and the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that both the ING LifePay Plus
Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the contract value determined:

1)	before the withdrawal, for the excess withdrawal; and

2)	after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum
Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual
Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Illustration 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required Minimum
Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the ING LifePay Plus rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this contract, is greater than the Maximum Annual Withdrawal on that date, an
Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.

3)	Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.

4)	Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional
Withdrawal Amount for the current calendar year.

5)	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated.

7)	If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required
Minimum Distribution for that year (if any).

See Illustration 3, below.

PRO.70600-11	K-20

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits other than as provided under the ING LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters
Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters
Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic
Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the
Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits other than as provided under the ING LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit
Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters
Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

PRO.70600-11	K-21

ING LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual
Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the ING
LifePay Plus Base to the current contract value, if the contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change
(and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed
Allocation Funds Automatic Rebalancing,” below.

Accepted Funds. Currently, the Accepted Funds are:
• Fixed Account II
• Fixed Interest Division
• ING Liquid Assets Portfolio
• ING Solution Income Portfolio
• ING Solution 2015 Portfolio
• ING Solution 2025 Portfolio
• ING Solution 2035 Portfolio
• ING T. Rowe Price Capital Appreciation Portfolio.

If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

• ING Franklin Templeton Founding Strategy Portfolio; and
• ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

No rebalancing is necessary if the contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:
• ING American Funds Bond Portfolio
• ING BlackRock Inflation Protected Bond Portfolio
• ING Intermediate Bond Portfolio
• ING U.S. Bond Index Portfolio.

You may allocate your contract value to one or more Fixed Allocated Funds. We consider the ING Intermediate
Bond Portfolio to be the default Fixed Allocation Fund in connection with Fixed Allocation Funds Automatic
Rebalancing.

If the rider is not continued under the spousal continuation right when available, a Fixed Allocation Fund may be reclassified as a Special Fund as of the contract continuation date if it would otherwise be designated as a Special
Fund for purposes of the contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the contract, any allocation of contract value to the Fixed Allocation Fund will be considered a
Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation
Fund are considered Other Funds.

PRO.70600-11	K-22

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any ING LifePay
Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix J–Examples of Fixed
Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Fund even if you have not previously been invested in it. See “Appendix J–Examples of Fixed Allocation
Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Fund. You should not purchase the ING LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.
Death of Owner or Annuitant. The ING LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

Continuation After Death–Spouse. If the surviving spouse of the deceased owner continues the contract (see
“Death Benefit Choices–Continuation After Death–Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:
1)	The rider will continue in the Growth Phase;

2)	On the date the rider is continued, the ING LifePay Plus Base will be reset to equal the greater of the ING
LifePay Plus Base and the then current contract value;

3)	The ING LifePay Plus charges will restart and be the same as were in effect prior to the claim date;
4)	Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;

5)	Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available; and

6)	The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.

2)	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date.
3)	On the quarterly contract anniversary that the date the rider is continued:

(a) If the surviving spouse was not the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by 5%. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the contract value to fall to zero will terminate the contract and the rider.

PRO.70600-11	K-23

(b) If the surviving spouse was the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current contract value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by 5%. Withdrawals are permitted pursuant to the other provisions of the rider.

4)	The rider charges will restart on the quarter contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit
Status begins under the ING LifePay Plus rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death–Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining ING LifePay Plus Base will be paid to the beneficiary in a lump-sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;

2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING LifePay Plus rider are not subject to surrender charges.

Loans. No loans are permitted on contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus Rider, see “Federal Tax Considerations–Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The ING
Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

PRO.70600-11	K-24

Purchase. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. See “Ownership, Annuitant, and Beneficiary
Requirements,” below.

The maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay Plus rider is effective. The issue age is the age of the owners on the date on which the rider is effective. Some broker-dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis.
The ING Joint LifePay Plus rider was available for contracts issued on and after August 20, 2007 through
April 27, 2008 (subject to availability and state approvals) that did not already have a living benefit rider. The ING
Joint LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the ING Joint LifePay Plus rider to be elected after a contract has been issued without it, subject to certain conditions. Please contact our Customer Service Center for more information. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay Plus rider will be effective as of the following quarterly contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs
(“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs,” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay Plus rider date is the date the ING Joint LifePay Plus rider becomes effective.
If you purchase the ING Joint LifePay Plus rider when the contract is issued, the ING Joint LifePay Plus rider date is also the contract date.

Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.50%	0.75%

This quarterly charge is a percentage of the ING Joint LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic
Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

PRO.70600-11

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed
Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.
No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you cancel the contract during the contract’s free look period (or otherwise cancel the contract pursuant to its terms), surrender or elect to receive income phase payments in lieu of payments under the ING Joint LifePay Plus rider. These events automatically cancel the ING Joint LifePay Plus rider. The Company may, at its discretion, cancel and/or replace the
ING Joint LifePay Plus rider at your request in order to renew or reset the ING Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving income phase payments in lieu of payments under the ING Joint LifePay Plus rider;

2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay Plus rider); or

3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.
Active Status. Once the ING Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay Plus rider after the death of the other spouse. Once designated
“inactive,” a spouse may not regain active status under the ING Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.
2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider. However, all charges for the ING Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

PRO.70600-11	K-26

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed. While the ING Joint
LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual
Withdrawal will reduce the ING Joint LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2)	reduction of the ING Joint LifePay Plus Base to zero, at which time the rider will terminate;
3)	the income phase commencement date;

4)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

5)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Automatic Periodic Benefit Status,” below);
6)	the surrender of the contract or the election to begin receiving income phase payments; or

7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the contract.

Please note that withdrawals while the ING Joint LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed. If the first withdrawal is taken prior to this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the youngest active spouse’s 65th birthday. This status continues until the earliest of:

1)	the income phase commencement date;

2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

4)	the surrender of the contract; or

5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial
IRA), unless your active spouse beneficiary elects to continue the contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the ING Joint LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING Joint LifePay Plus Rider Works. The ING Joint LifePay Plus rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the ING Joint LifePay Plus rider and ends as of the business day before the first withdrawal is taken (or when the income phase commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the contract (other than advisory fees, as described below), or the income phase commencement date, whichever occurs first.

Benefits paid under the ING Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The
ING Joint LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum
Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay Plus rider on the contract date, the initial ING Joint LifePay Plus
Base is equal to the initial premium.

2)	If you purchased the ING Joint LifePay Plus rider after the contract date, the initial ING Joint LifePay Plus
Base is equal to the contract value on the effective date of the ING Joint LifePay Plus rider.

PRO.70600-11	K-27

During the Growth Phase, the initial ING Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received (“eligible premiums”). In addition, on each quarterly contract anniversary, the ING Joint LifePay Plus Base is recalculated as the greater of

•	The current ING Joint LifePay Plus Base; or
•	The current contract value. This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the ING Joint LifePay Plus Base is recalculated as the greatest of

•	The current ING Joint LifePay Plus Base; or
•	The current contract value; and
•	The ING Joint LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.”

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date. You may sometimes see the step-up referred to as the Minimum Annual Deferral Enhancement (or MADE).

The ING Joint LifePay Plus Base has no additional impact on the calculation of income phase payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING Joint LifePay Plus rider (see “ING Joint LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals 5% multiplied by the greater of the contract value and the ING Joint
LifePay Plus Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING
Joint LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the
Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal.

If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING Joint LifePay
Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING Joint LifePay Plus Base will automatically be reset to the current contract value, if greater, and the Maximum Annual Withdrawal will be recalculated.

If the contract’s income phase commencement date is reached while you are in the ING Joint LifePay Plus rider’s
Lifetime Guaranteed Withdrawal Status, then you may elect a life only income phase option, in lieu of the contract’s other income phase options, under which we will pay the greater of the income phase payout under the contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only income phase option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum
Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal (an
“excess withdrawal”), the ING Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that both the ING Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

PRO.70600-11

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current
Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value
Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum
Annual Withdrawal reduction after an excess withdrawal, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the pro-rata adjustment to the Maximum Annual
Withdrawal. See Illustration 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required Minimum
Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay Plus rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before
January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum
Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.

3)	Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.

4)	Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused
Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal
Amount for the current contract year.
5)	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated.

7)	If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required
Minimum Distribution for that year (if any).

See Illustration 3, below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING
Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING Joint LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits other than as provided under the ING Joint LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

PRO.70600-11	K-29

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full contract year following the date the rider enters
Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters
Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay Plus rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the ING Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint
LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits (including death benefits) other than as provided under the ING
Joint LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay Plus rider at the time this status begins. If both spouses are active under the ING Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the ING Joint
LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the
ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum
Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum
Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the
ING Joint LifePay Plus Base to the current contract value, if the contract value is higher. The Maximum Annual
Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal
Status, and is automatic.

PRO.70600-11

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change
(and the reset). However, this action will apply to all future resets and cannot be reversed.
Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the ING Joint LifePay Plus rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed
Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.

While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Fund. See “Fixed Allocation Funds Automatic Rebalancing,”
below.

Accepted Funds. Currently, the Accepted Funds are:
•	Fixed Account II
•	Fixed Interest Division
•	ING Liquid Assets Portfolio
•	ING Solution Income Portfolio
•	ING Solution 2015 Portfolio
•	ING Solution 2025 Portfolio
•	ING Solution 2035 Portfolio
•	ING T. Rowe Price Capital Appreciation Portfolio.
If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:
•	ING Franklin Templeton Founding Strategy Portfolio; and
•	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
No rebalancing is necessary if the contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.
Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:
•	ING American Funds Bond Portfolio
•	ING BlackRock Inflation Protected Bond Portfolio
•	ING Intermediate Bond Portfolio
•	ING U.S. Bond Index Portfolio.

You may allocate your contract value to one or more Fixed Allocated Funds. We consider the ING Intermediate
Bond Portfolio to be the default Fixed Allocation Fund in connection with Fixed Allocation Funds Automatic
Rebalancing.
Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation
Fund are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any ING Joint
LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation
Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing
Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

PRO.70600-11	K-31

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix J–Examples of Fixed
Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Fund even if you have not previously been invested in it. See “Appendix J–Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Fund. You should not purchase the ING Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the
ING Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the
Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal.
See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the ING Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay Plus rider will remain in effect pursuant to its original terms and ING Joint LifePay Plus coverage and charges will continue. As of the date the contract is continued, the
Joint LifePay Plus Base will be reset to the current Contact value, if greater, and the Maximum Annual
Withdrawal will recalculated as 5% percentage multiplied by the new Joint LifePay Plus Base on the date the contract is continued. However, under no circumstances will this recalculation result in a reduction to the
Maximum Annual Withdrawal.

If the surviving spouse elects not to continue the contract, ING Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay Plus rider terminates and ING Joint
LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant.
The ING Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;

2)	change of owner from one custodian to another custodian for the benefit of the same individual;
3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;

PRO.70600-11	K-32

6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay Plus rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the ING
Joint LifePay Plus rider, see “Federal Tax Considerations–Tax Consequences of Living Benefits and Death Benefit.”

ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the
Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual
Withdrawal ($7,000 – $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 = $1,700.

If the contract value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40%
($1,700 / $50,000) to $4,830 ((1 – 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges.
The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges.
The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the
Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges.
Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

PRO.70600-11

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the contract value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is
$49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 – 2.02%) *
$5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 – $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges.
The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges.
The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the
Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges.
Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum
Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 – $5,000), is the same as the
Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The
Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the
Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

PRO.70600-11

APPENDIX L
ING LifePay and ING Joint LifePay Riders
(Available for contracts issued through August 20, 2007, subject to state approval)

ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay) Rider. The ING LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the contract for the lifetime of the annuitant, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural person. Joint annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural)
on the contract anniversary on which the rider is effective. Some broker-dealers may limit availability of the rider to ages younger than 80, but in no event less than 50. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option
Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including compliance with the investment option restrictions described below. The rider will be effective as of that contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. The rider date is also the contract date if you purchased the ING LifePay rider when the contract was issued.

Charge. The charge for the ING LifePay rider is deducted quarterly from your contract value as follows:

As an Annual Charge		Maximum Annual Charge if Reset
(Charge Deducted Quarterly)	As a Quarterly Charge	Option Elected

0.40% of contract value	0.10% of contract value	1.20% of contract value

The charge is deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic
Periodic Benefit status. Lifetime Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option, subject to the maximum annual charge. For more information on this rider, including when Lifetime Automatic Periodic Benefit status begins, please see “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider” below. If you surrender your contract or begin receiving income phase payments, the charge is pro-rated based upon the amount owed at the time. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after this change.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. Currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest
Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING LifePay rider, you may not cancel it unless you a) cancel the contract during the contract’s free look period, b) surrender, c) begin income phase payments, or d) otherwise terminate the contract pursuant to its terms. These events automatically cancel the ING LifePay rider. Once the contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

PRO.70600-11

Termination. The ING LifePay rider is a “living benefit,” which means the guaranteed benefits offered by the rider is intended to be available to you while you are living and while your contract is in the accumulation phase.
Generally, the optional riders automatically terminate if you:
	1)	Terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving income phase payments in lieu of payments under the rider;

	2)	Die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract; or

	3)	Change the owner of the contract.

Other circumstances that may cause a rider to terminate automatically are discussed below with each rider.

Lifetime Guaranteed Withdrawal Status. This status begins on the rider date and continues until the earliest of:
	1)	the income phase start date;

	2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

	3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual
Withdrawal;

	4)	the surrender of the contract; or
	5)	the death of the contract owner (or in the case of joint owners, the first contract owner, or the annuitant in the case of a custodial IRA) unless your spouse beneficiary elects to continue the contract.

For more information about the effect of a withdrawal reducing the contract value to zero, please see “Lifetime
Automatic Periodic Benefit Status” below.

As described below, certain features of the ING LifePay rider may differ depending upon whether you are in Lifetime
Guaranteed Withdrawal Status.

How the ING LifePay Rider Works. The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the rider date and ends as of the business day before the first withdrawal is taken (or when the income phase start date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal (other than investment advisory fees, as described below) or the income phase start date, whichever occurs first.

During the accumulation phase of the contract, the ING LifePay rider may be in either the Growth Phase or the
Withdrawal Phase. The ING LifePay rider is initially in Lifetime Guaranteed Withdrawal Status. While in this status you may terminate the ING LifePay rider by electing to enter the income phase and begin receiving income phase payments. However, if you have not elected to begin receiving income phase payments, and the ING LifePay rider enters Lifetime Automatic Periodic Benefit Status because the contract value has been reduced to zero, the ING
LifePay rider and contract terminate (other than those provisions regarding the payment of the Maximum Annual
Withdrawal, as described below) and you can no longer elect to receive income phase payments.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING
LifePay Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum Annual
Withdrawal as follows.

1)	If you purchased the ING LifePay rider on the contract date, the initial ING LifePay Base is equal to the initial premium.
2)	If you purchased the ING LifePay rider after the contract date, the initial ING LifePay Base is equal to the contract value on the rider date.
3)	The initial ING LifePay Base is increased dollar-for-dollar by premiums received during the Growth Phase
(“eligible premiums”). The ING LifePay Base is also increased to equal the contract value if the contract value is greater then the current ING LifePay Base on each quarterly contract anniversary after the effective date of the rider, during the Growth Phase. The ING LifePay Base has no additional impact on the calculation of income phase payments or withdrawal benefits.

PRO.70600-11		L-2

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal. However, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the
Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see “ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals 5% of the greater of 1) the contract value and 2) the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the rider date (which causes the end of the Growth
Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual
Withdrawal.

If the ING LifePay rider is in the Growth Phase, and the income phase commencement date is reached, the rider will enter the Withdrawal Phase and the income phase will begin. In lieu of the income phase payment options available under the contract, you may elect a life-only income phase payment option under which we will pay the greater of the income phase payout under the contract and annual payments equal to the Maximum Annual Withdrawal.

Withdrawals in a contract year that do not exceed the Maximum Annual Withdrawal do not reduce the Maximum
Annual Withdrawal. However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal, the
Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that the Maximum Annual Withdrawal will be reduced by the same proportion that the withdrawal in excess of the Maximum Annual Withdrawal (the
“excess withdrawal”) is of the contract value determined:

1)	before the withdrawal, for the excess withdrawal; and
2)	after the withdrawal for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum
Annual Withdrawal. To the extent the withdrawal taken causes the total withdrawals in that year to exceed the current
Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the
Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Illustration 1 and 2 below for an example of this concept.

Required Minimum Distributions. Withdrawals taken from this contract to satisfy the Required Minimum
Distribution rules of the Tax Code are considered withdrawals for the purposes of the rider, and will begin the
Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal that exceeds the Maximum
Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the ING LifePay rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this contract, is greater than the Maximum Annual Withdrawal on that date, an
Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.
2)	You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.
3)	Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.
4)	Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal, other than Required Minimum Distributions will count against and reduce any Additional Withdrawal Amount.
5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the
Maximum Annual Withdrawal on a pro-rata basis, as described above.

PRO.70600-11

6)	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year. The Additional
Withdrawal Amount when recalculated, will not include your Required Minimum Distribution for a calendar year, or any portion thereof, that may otherwise be taken after that calendar year’s end.
7)	If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be set equal to the amount in excess of the Additional Withdrawal Amount necessary to satisfy the Required
Minimum Distribution (if any).

See Appendix Illustration 3, below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING
LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic
Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status,

1)	the contract will provide no further benefits other than as provided in the ING LifePay rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the contract will terminate, unless otherwise specified in the rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments equal to the Maximum Annual
Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the ING LifePay rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the rider enters Lifetime Automatic Periodic Benefit
Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters
Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the
Maximum Annual Withdrawal, if 5% of the contract value would be greater than your current Maximum Annual
Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the
“Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to 5% of the contract value on the
Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

PRO.70600-11

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current
Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Illustration 4, below.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you with lifetime payments (subject to the terms and restrictions of the ING LifePay rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the
Accepted Funds, we require that 20% of such contract value be invested in the Fixed Allocation Fund. See “Fixed
Allocation Funds Automatic Rebalancing” below.

The ING GET U.S. Core Portfolio is not available as an investment option if you have chosen the ING LifePay rider.

Accepted Funds. Currently, the Accepted Funds are:
·	Fixed Account II
·	Fixed Interest Division
·	ING Liquid Assets Portfolio
·	ING Solution Income Portfolio
·	ING Solution 2015 Portfolio
·	ING Solution 2025 Portfolio
·	ING Solution 2035 Portfolio
·	ING T. Rowe Price Capital Appreciation Portfolio.

If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

·	ING Franklin Templeton Founding Strategy Portfolio; and
·	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

No rebalancing is necessary if the contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:
·	ING American Funds Bond Portfolio
·	ING BlackRock Inflation Protected Bond Portfolio
·	ING Intermediate Bond Portfolio
·	ING U.S. Bond Index Portfolio.

You may allocate your contract value to one or more Fixed Allocated Funds. We consider the ING Intermediate
Bond Portfolio to be the default Fixed Allocation Fund in connection with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds and the Fixed Allocation
Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than
20% of the contract value allocated to the Fixed Allocation Funds and Other Funds on any ING LifePay Rebalancing
Date, we will automatically rebalance the contract value allocated to Fixed Allocation Funds and Other Funds so that
20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation
Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Fixed Allocation Funds and
Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from a Fixed Allocation Fund or Other Fund.

PRO.70600-11 L-5

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix J – Examples of Fixed Allocation
Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Fund even if you have not previously been invested in it. See “Appendix J–Examples of Fixed Allocation
Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay rider, you are providing the
Company with direction and authorization to process these transactions, including reallocations into the Fixed
Allocation Fund. You should not purchase the ING LifePay rider if you do not wish to have your contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:
1)	if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“notice date”) of the contract owner (or in the case of joint contract owners, the death of the first owner) or the annuitant if there is a non-natural owner; or
2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Under 1), above, the rider terminates on the death of the first owner, even if the owner is not the annuitant. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. Under 2), above, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider to the annuitant. No other death benefit is payable in this situation.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the contract (see,
“Death Benefit Choices–Continuation After Death – Spouse”), this rider will also continue, provided the following conditions are met:

1)	The spouse is at least 50 years old on the date the contract is continued; and
2)	The spouse becomes the annuitant and sole contract owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;
2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the then current contract value;
and
3)	The ING LifePay charges will restart and be the same as were in effect prior to the notice date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase;

2)	On the contract anniversary following the date the rider is continued,

(a) If the surviving spouse had not been the annuitant before the owner’s death, the Maximum Annual
Withdrawal is recalculated by multiplying the contract value on that contract anniversary by 5%, and the
Maximum Annual Withdrawal is considered to be zero from the notice date to that contract anniversary.
Withdrawals are permitted pursuant to the other provisions of the contract. Withdrawals causing the contract value to fall to zero will terminate the contract and rider.
(b) If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the notice date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the contract value on that contract anniversary by 5%. The Maximum Annual Withdrawal does not go to zero on the notice date, and withdrawals may continue under the rider provisions.

3)	The rider charges will restart on the contract anniversary following the date the rider is continued and will be the same as were in effect prior to the notice date.

PRO.70600-11	L-6

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death–Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the
ING LifePay rider are not subject to surrender charges.

Loans. The portion of any Contract value used to pay off an outstanding loan balance will reduce the ING LifePay
Base or Maximum Annual Withdrawal as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses.
See “ING LifePay Minimum Guaranteed Withdrawal Benefit Rider–Death of Owner or Annuitant” for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider to the annuitant. While in
Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Rider, see
“Federal Tax Considerations–Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay) Rider. The ING Joint
LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals you may take from the contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. Annual withdrawals in excess of the annual withdrawal amount allowed under the rider will reduce the amount of allowable future annual withdrawals, and may result in your inability to receive lifetime payments under the rider. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The ING Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. See “Ownership, Annuitant, and Beneficiary Designation
Requirements” below.

PRO.70600-11

The minimum issue age is 60 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay rider is effective. Some broker-dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 60. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING Joint LifePay rider is currently only available if you have not already purchased an optional living benefit rider. We do, however, reserve the right to allow the purchase of more than one optional living benefit rider in the future, as well as the right to allow contract owners to replace the ING LifePay rider with the ING Joint LifePay rider. The ING Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions” below. The Company in its discretion may allow the ING Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay rider will be effective as of that contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. These designations depend upon whether the contract is issued as a nonqualified contract or as an IRA. In both cases the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs
(“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner of a contract issued as an IRA, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial IRA.
We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The rider date is the date the ING Joint LifePay rider becomes effective. The rider date is also the contract date if you purchased the ING Joint LifePay rider when the contract was issued.

Charge. The charge for the ING Joint LifePay rider is deducted quarterly from your contract value as follows:

As an Annual Charge		Maximum Annual Charge if
(Charge Deducted Quarterly)	As a Quarterly Charge	Reset Option Elected

0.65% of contract value	0.1625% of contract value	1.50% of contract value

The charge is deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic
Periodic Benefit status. Lifetime Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option, subject to the maximum annual charge. For more information on this rider, including when Lifetime Automatic Periodic
Benefit status begins, please see “ING Joint LifePay Minimum Guaranteed Withdrawal Benefit Rider” below. If you surrender your contract or begin receiving income phase payments, the charge is pro-rated based upon the amount owed at the time. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after this change.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest
Allocations, in which case a Market Value Adjustment may apply. Currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we
deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the
Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

PRO.70600-11

No Cancellation. Once you purchase the ING Joint LifePay rider, you may not cancel it unless you a) cancel the contract during the contract’s free look period, b) surrender, c) begin income phase payments, or d) otherwise terminate the contract pursuant to its terms. These events automatically cancel the ING Joint LifePay rider. Once the contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The ING Joint LifePay rider a “living benefit,” which means the guaranteed benefits offered by the rider is intended to be available to you while you are living and while your contract is in the accumulation phase. Generally, the optional riders automatically terminate if you:
1)	Terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving income phase payments in lieu of payments under the rider;

2)	Die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay rider); or

3)	Change the owner of the contract (other than a spousal continuation by an active spouse).

Other circumstances that may cause a rider to terminate automatically are discussed below with each rider.

Active Status. Once the ING Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the ING Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse, or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay rider. However, all charges for the ING Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce” below.

Lifetime Guaranteed Withdrawal Status. This status begins on the date the ING Joint LifePay rider is issued (the
“effective date of the ING Joint LifePay rider”) and continues until the earliest of: not used in other sections

1)	the income phase commencement date;

2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)	the surrender of the contract; or

5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the contract.

PRO.70600-11	L-9

For more information on the impact of a withdrawal reducing the contract value to zero on the Maximum Annual
Withdrawal, please see “Lifetime Automatic Periodic Benefit Status” below. As described below, certain features of the ING Joint LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the ING Joint LifePay Rider Works. The ING Joint LifePay rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the ING Joint LifePay rider and ends as of the business day before the first withdrawal is taken (or when the income phase commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the contract
(other than investment advisory fees, as described below), or the income phase commencement date, whichever occurs first. During the accumulation phase of the contract, the ING Joint LifePay rider may be in either the Growth Phase or the Withdrawal Phase. During the income phase of the contract, the rider may only be in the Withdrawal Phase. The rider is initially in Lifetime Guaranteed Withdrawal Status. While in this status you may terminate the rider by electing to enter the income phase and begin receiving income phase payments. However, if you have not elected to begin receiving income phase payments, and the rider enters Lifetime Automatic Periodic Benefit Status because the contract value has been reduced to zero, the rider and contract terminate (other than those provisions regarding the payment of the Maximum Annual Withdrawal, as described below) and you can no longer elect to receive income phase payments.

Benefits paid under the ING Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING
Joint LifePay Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum Annual
Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay rider on the contract date, the initial ING Joint LifePay Base is equal to the initial premium.

2)	If you purchased the ING Joint LifePay rider after the contract date, the initial ING Joint LifePay Base is equal to the contract value on the effective date of the ING Joint LifePay rider.

3)	The initial ING Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth
Phase (“eligible premiums”). The ING Joint LifePay Base is also increased to equal the contract value if the contract value is greater then the current ING Joint LifePay Base, valued on each quarterly contract anniversary after the effective date of the ING Joint LifePay rider during the Growth Phase. The ING Joint LifePay Base has no additional impact on the calculation of income phase payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the
Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING Joint LifePay rider (see “ING Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals 5% of the greater of the contract value and the ING Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal.

If the ING Joint LifePay rider is in the Growth Phase, and the income phase commencement date is reached, the ING
Joint LifePay rider will enter the Withdrawal Phase and income phase payments will begin. In lieu of the income phase options under the Contract, you may elect a life only income phase option under which we will pay the greater of the income phase payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only income phase option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum
Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal (an
“excess withdrawal”), the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that the
Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction for the amount withdrawn up to the Maximum Annual Withdrawal but before the deduction of the excess withdrawal.

PRO.70600-11

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum
Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the
Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the pro-rata adjustment to the Maximum Annual Withdrawal. See Illustration 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required Minimum
Distribution rules of the Tax Code are considered withdrawals for purposes of the rider, and will begin the Withdrawal
Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual
Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before
January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.

3)	Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.

4)	Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional
Withdrawal Amount.

5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the
Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year. The Additional
Withdrawal Amount, when recalculated, will not include your Required Minimum Distribution for a calendar year, or any portion thereof, that may otherwise be taken after that calendar year’s end.

7)	If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum
Distribution for that year (if any).

See Illustration 3, below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the contract owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the
ING Joint LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay
rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals.
Instead, under the rider you will begin to receive periodic payments in an annual amount equal to the Maximum
Annual Withdrawal.

PRO.70600-11

When the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits (including death benefits) other than as provided under the ING
Joint LifePay rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay rider at the time this status begins. If both spouses are active under the ING Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the
ING Joint LifePay rider and the contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint LifePay rider enters Lifetime Automatic
Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly, or annually. If, at the time the ING Joint
LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if 5% of the contract value would be greater than your current Maximum Annual
Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the
“Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to 5% of the contract value on the
Reset Effective Date. The reset option is only available when the ING Joint LifePay rider is in Lifetime Guaranteed
Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current
Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the
ING Joint LifePay rider charge will not increase for resets exercised within the first five contract years. See Illustration
4, below.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the ING Joint LifePay rider, as described in this supplement), we require that your contract value be allocated in accordance with certain limitations.
In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Fund. We will require this allocation regardless of your investment instructions to the contrary, as described further below.

PRO.70600-11

Accepted Funds. Currently, the Accepted Funds are:
·	Fixed Account II
·	Fixed Interest Division
·	ING Liquid Assets Portfolio
·	ING Solution Income Portfolio
·	ING Solution 2015 Portfolio
·	ING Solution 2025 Portfolio
·	ING Solution 2035 Portfolio
·	ING T. Rowe Price Capital Appreciation Portfolio.
If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:
·	ING Franklin Templeton Founding Strategy Portfolio; and
·	ING WisdomTreeSM Global High-Yielding Equity Index Portfolio
No rebalancing is necessary if the contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.
Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:
·	ING American Funds Bond Portfolio
·	ING BlackRock Inflation Protected Bond Portfolio
·	ING Intermediate Bond Portfolio
·	ING U.S. Bond Index Portfolio.

You may allocate your contract value to one or more Fixed Allocated Funds. We consider the ING Intermediate
Bond Portfolio to be the default Fixed Allocation Fund in connection with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds or Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than
20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any ING Joint LifePay
Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and
Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from
Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING Joint LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix J–Examples of Fixed Allocation
Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Fund even if you have not previously been invested in it. See “Appendix J–Examples of Fixed Allocation
Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Fund. You should not purchase the ING Joint LifePay rider if you do not wish to have your contract value reallocated in this manner.

PRO.70600-11 L-13

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the
ING Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal.
See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the ING Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the owner and annuitant, the ING Joint LifePay rider will remain in effect pursuant to its original terms and ING
Joint LifePay coverage and charges will continue. As of the date the contract is continued, the Maximum
Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or 5% of the contract value on the date the contract is continued. Such a reset will not count as an exercise of the ING Joint
LifePay Reset Option, and rider charges will not increase.

If the surviving spouse elects not to continue the contract, ING Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay rider terminates and ING Joint LifePay coverage and charges cease upon proof of death.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;

2)	change of owner from one custodian to another custodian for the benefit of the same individual;

3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

8)	for nonqualified contracts, change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract.

PRO.70600-11	L-14

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay and the
ING Joint LifePay riders, see “Federal Tax Considerations–Tax Consequences of Living Benefits and Death Benefits.”

ING LifePay and ING Joint LifePay Partial Withdrawal Amount Examples

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum
Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender and/or MVA charges.
Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual
Withdrawal ($7,000 – $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the contract value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40%
($1,700 / $50,000) to $4,830 ((1 – 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum
Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the
Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the contract value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is
$49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 – 2.02%) *
$5,000).

PRO.70600-11

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. On January 31, the Required Minimum Distribution for the
current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set
equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 – $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum
Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual
Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 – $5,000), is the same as the Additional
Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset
Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

PRO.70600-11

ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

PART B

Statement of Additional Information

RETIREMENT SOLUTIONS — ING ROLLOVER CHOICESM

DEFERRED COMBINATION VARIABLE
AND FIXED ANNUITY CONTRACT

ISSUED BY
SEPARATE ACCOUNT B

OF
ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to
ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271, Des Moines, IA
50306-9271 or telephone 1-800-366-0066.

DATE OF PROSPECTUS
AND
STATEMENT OF ADDITIONAL INFORMATION:

April 29, 2011

SAI.70600-11                                         i

Introduction

This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING
Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. ING
USA is authorized to sell insurance and annuities in all states, except New York, and the District of
Columbia. ING USA’s consolidated financial statements appear in the Statement of Additional Information.
ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account B
Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
ING USA acts as its own custodian for Separate Account B.

Experts
The statements of assets and liabilities of Separate Account B as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of ING USA Annuity and Life Insurance Company as of December 31, 2010 and
2009, and for each of the three years in the period ended December 31, 2010, included in the Statement of
Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta,
GA 30308.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed
Services LLC. For the years ended 2010, 2009 and 2008 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated $207,327,036, $275,329,257 and $622,486,274 , respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West
Chester, Pennsylvania 19380-1478.

SAI.70600-11 1

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services
LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services LLC. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $204,327,036, $123,231,239 and $139,224,091 for the
years ended 2010, 2009 and 2008, respectively.

Published Ratings

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An A++
and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV’s or contract values.

Illustration of Calculation of AUV
Example 1.

1.	AUV, beginning of period	$10.00
2.	Value of securities, beginning of period	$10.00
3.	Change in value of securities	$0.10
4.	Gross investment return (3) divided by (2)	0.01
5.	Less daily mortality and expense charge	0.00004280
6.	Less asset based administrative charge	0.00000411
7.	Net investment return (4) minus (5) minus (6)	0.009953092
8.	Net investment factor (1.000000) plus (7)	1.009953092
9.	AUV, end of period (1) multiplied by (8)	$10.09953092
Illustration of Purchase of Units (Assuming no state premium tax)
Example 2.

1.	Initial premium payment	$1,000
2.	AUV on effective date of purchase (see Example 1)	$10.00
3.	Number of units purchased (1) divided by (2)	100
4.	AUV for valuation date following purchase (see Example 1)	$10.09953092
5.	Contract Value in account for valuation date following
	purchase (3) multiplied by (4)	$1,009.95

SAI.70600-11                                                  2

IRA Partial Withdrawal Option

If the contract owner has an IRA contract and will attain age 70½ in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the “Code”) are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70½. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70½ which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner’s life only) or, if the contract owner is married, on a joint life basis (contract owner’s and spouse’s lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form.
ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules.
We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin; we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner’s spouse and the beneficiary is more than ten years younger than the contract owner.

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of
Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

SAI.70600-11 3

Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2010
Statements of Operations for the year ended December 31, 2010
Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009
Notes to Financial Statements

Financial Statements of ING USA Annuity and Life Insurance Company

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Statements of Operations for the years ended December 31, 2010, 2009 and 2008
Balance Sheets as of December 31, 2010 and 2009
Statements of Changes in Shareholder’s Equity for the years ended December 31, 2010, 2009 and 2008
Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008
Notes to Financial Statements

SAI.70600-11 4

gaob12010.htm - Generated by SEC Publisher for SEC Filing

FINANCIAL STATEMENTS ING USA Annuity and Life Insurance Company Separate Account B Year ended December 31, 2010 with Report of Independent Registered Public Accounting Firm

S-1

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year ended December 31, 2010

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
"Divisions") constituting ING USA Annuity and Life Insurance Company Separate Account B (the
"Account") as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

BlackRock Variable Series Funds, Inc. :	ING Investors Trust (continued):
BlackRock Global Allocation V. I. Fund - Class III	ING Franklin Templeton Founding Strategy Portfolio - Service
Columbia Funds Variable Insurance Trust:	Class
Columbia Asset Allocation Fund, Variable Series - Class A	ING Global Resources Portfolio - Service Class
Columbia Federal Securities Fund, Variable Series - Class A	ING Global Resources Portfolio - Service 2 Class
Columbia Large Cap Growth Fund, Variable Series - Class A	ING Janus Contrarian Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series - Class B	ING Janus Contrarian Portfolio - Service 2 Class
Columbia Small Company Growth Fund, Variable Series -	ING JPMorgan Emerging Markets Equity Portfolio - Service
Class A	Class
Fidelity® Variable Insurance Products:	ING JPMorgan Emerging Markets Equity Portfolio - Service 2
Fidelity® VIP Equity-Income Portfolio - Service Class 2	Class
Fidelity® Variable Insurance Products II:	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING JPMorgan Small Cap Core Equity Portfolio - Service 2
Franklin Templeton Variable Insurance Products Trust:	Class
Franklin Small Cap Value Securities Fund - Class 2	ING Large Cap Growth Portfolio - Service Class
ING Balanced Portfolio, Inc. :	ING Large Cap Growth Portfolio - Service 2 Class
ING Balanced Portfolio - Class S	ING Limited Maturity Bond Portfolio - Service Class
ING Intermediate Bond Portfolio:	ING Liquid Assets Portfolio - Service Class
ING Intermediate Bond Portfolio - Class S	ING Liquid Assets Portfolio - Service 2 Class
ING Investors Trust:	ING Lord Abbett Growth and Income Portfolio - Service Class
ING American Funds Asset Allocation Portfolio	ING Lord Abbett Growth and Income Portfolio - Service 2 Class
ING American Funds Bond Portfolio	ING Marsico Growth Portfolio - Service Class
ING American Funds Growth Portfolio	ING Marsico Growth Portfolio - Service 2 Class
ING American Funds Growth-Income Portfolio	ING Marsico International Opportunities Portfolio - Service
ING American Funds International Portfolio	Class
ING American Funds World Allocation Portfolio - Service Class	ING MFS Total Return Portfolio - Service Class
ING Artio Foreign Portfolio - Service Class	ING MFS Total Return Portfolio - Service 2 Class
ING Artio Foreign Portfolio - Service 2 Class	ING MFS Utilities Portfolio - Service Class
ING BlackRock Inflation Protected Bond Portfolio - Service	ING Morgan Stanley Global Franchise Portfolio - Service Class
Class	ING Morgan Stanley Global Franchise Portfolio - Service 2 Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Morgan Stanley Global Tactical Asset Allocation Portfolio -
ING BlackRock Large Cap Growth Portfolio - Service Class	Service Class
ING BlackRock Large Cap Value Portfolio - Service Class	ING Oppenheimer Active Allocation Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service 2 Class	ING PIMCO High Yield Portfolio - Service Class
ING Clarion Global Real Estate Portfolio - Service Class	ING PIMCO Total Return Bond Portfolio - Service Class
ING Clarion Global Real Estate Portfolio - Service 2 Class	ING PIMCO Total Return Bond Portfolio - Service 2 Class
ING Clarion Real Estate Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service 2 Class	ING Pioneer Mid Cap Value Portfolio - Service Class
ING DFA World Equity Portfolio - Service Class	ING Retirement Conservative Portfolio - Adviser Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Retirement Growth Portfolio - Adviser Class
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	ING Retirement Moderate Growth Portfolio - Adviser Class
ING Franklin Income Portfolio - Service Class	ING Retirement Moderate Portfolio - Adviser Class
ING Franklin Income Portfolio - Service 2 Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING Franklin Mutual Shares Portfolio - Service Class

ING Investors Trust (continued):	ING Variable Insurance Trust (continued):
ING T. Rowe Price Capital Appreciation Portfolio - Service 2	ING GET U. S. Core Portfolio - Series 13
Class	ING GET U. S. Core Portfolio - Series 14
ING T. Rowe Price Equity Income Portfolio - Service Class	ING Variable Portfolios, Inc. :
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	ING BlackRock Science and Technology Opportunities
ING Templeton Global Growth Portfolio - Service Class	Portfolio - Class S
ING Templeton Global Growth Portfolio - Service 2 Class	ING Euro STOXX 50 Index Portfolio - Class A
ING Van Kampen Growth and Income Portfolio - Service Class	ING FTSE 100 Index Portfolio - Class A
ING Van Kampen Growth and Income Portfolio - Service 2 Class	ING Hang Seng Index Portfolio - Class S
ING Wells Fargo HealthCare Portfolio - Service Class	ING Index Plus LargeCap Portfolio - Class S
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Index Plus MidCap Portfolio - Class S
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2	ING Index Plus SmallCap Portfolio - Class S
Class	ING International Index Portfolio - Class S
ING Mutual Funds:	ING Japan TOPIX Index® Portfolio - Class A
ING Diversified International Fund - Class R	ING Opportunistic Large Cap Portfolio - Class S
ING Partners, Inc. :	ING Russell™ Global Large Cap Index 75% Portfolio - Class S
ING American Century Small-Mid Cap Value Portfolio - Service	ING Russell™ Large Cap Growth Index Portfolio - Class S
Class	ING Russell™ Large Cap Index Portfolio - Class S
ING Baron Small Cap Growth Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio - Class S
ING Columbia Small Cap Value Portfolio - Service Class	ING Russell™ Mid Cap Growth Index Portfolio - Class S
ING Davis New York Venture Portfolio - Service Class	ING Russell™ Mid Cap Index Portfolio - Class S
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Russell™ Small Cap Index Portfolio - Class S
ING Legg Mason ClearBridge Aggressive Growth Portfolio -	ING Small Company Portfolio - Class S
Service Class	ING U. S. Bond Index Portfolio - Class S
ING Oppenheimer Global Portfolio - Initial Class	ING WisdomTreeSM Global High-Yielding Equity Index
ING Oppenheimer Global Portfolio - Service Class	Portfolio - Class S
ING Oppenheimer Global Strategic Income Portfolio - Service	ING Variable Products Trust:
Class	ING International Value Portfolio - Class S
ING PIMCO Total Return Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class S
ING Solution 2015 Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class S
ING Solution 2025 Portfolio - Service Class	Invesco Variable Insurance Funds:
ING Solution 2035 Portfolio - Service Class	Invesco V. I. Leisure Fund - Series I Shares
ING Solution 2045 Portfolio - Service Class	Legg Mason Partners Variable Equity Trust:
ING Solution Income Portfolio - Service Class	Legg Mason ClearBridge Variable Large Cap Value Portfolio -
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	Class I
Service Class	Legg Mason Global Currents Variable International All Cap
ING T. Rowe Price Growth Equity Portfolio - Service Class	Opportunity Portfolio
ING Templeton Foreign Equity Portfolio - Service Class	Legg Mason Partners Variable Income Trust:
ING Thornburg Value Portfolio - Initial Class	Legg Mason Western Asset Variable High Income Portfolio
ING Thornburg Value Portfolio - Service Class	Legg Mason Western Asset Variable Money Market Portfolio
ING UBS U. S. Large Cap Equity Portfolio - Service Class	Oppenheimer Variable Account Funds:
ING Van Kampen Comstock Portfolio - Service Class	Oppenheimer Main Street Small Cap Fund®/VA - Service Class
ING Van Kampen Equity and Income Portfolio - Initial Class	PIMCO Variable Insurance Trust:
ING Van Kampen Equity and Income Portfolio - Service Class	PIMCO Real Return Portfolio - Administrative Class
ING Strategic Allocation Portfolios, Inc. :	Pioneer Variable Contracts Trust:
ING Strategic Allocation Conservative Portfolio - Class S	Pioneer Equity Income VCT Portfolio - Class II
ING Strategic Allocation Growth Portfolio - Class S	ProFunds:
ING Strategic Allocation Moderate Portfolio - Class S	ProFund VP Bull
ING Variable Funds:	ProFund VP Europe 30
ING Growth and Income Portfolio - Class I	ProFund VP Rising Rates Opportunity
ING Growth and Income Portfolio - Class S	Wells Fargo Funds Trust:
ING Variable Insurance Trust:	Wells Fargo Advantage VT Omega Growth Fund - Class 2
ING GET U. S. Core Portfolio - Series 5	Wells Fargo Variable Trust:
ING GET U. S. Core Portfolio - Series 6	Wells Fargo Advantage VT C&B Large Cap Value Fund
ING GET U. S. Core Portfolio - Series 7	Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
ING GET U. S. Core Portfolio - Series 8	Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
ING GET U. S. Core Portfolio - Series 9	Wells Fargo Advantage VT Large Company Growth Fund
ING GET U. S. Core Portfolio - Series 10	Wells Fargo Advantage VT Money Market Fund
ING GET U. S. Core Portfolio - Series 11	Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
ING GET U. S. Core Portfolio - Series 12	Wells Fargo Advantage VT Total Return Bond Fund

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States) . Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents or custodian.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance
Company Separate Account B at December 31, 2010, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U. S. generally accepted accounting principles.

/s/ Ernst & Young, LLP
Atlanta, Georgia
April 6, 2011

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			Columbia
	BlackRock	Columbia Asset	Federal	Columbia Large Columbia Small
	Global	Allocation	Securities Fund,	Cap Growth	Cap Value
	Allocation V.I.	Fund, Variable	Variable	Fund, Variable	Fund, Variable
	Fund - Class III	Series - Class A	Series - Class A	Series - Class A	Series - Class B
Assets
Investments in mutual funds
at fair value	$1,153,125	$303	$19	$361	$162,207
Total assets	1,153,125	303	19	361	162,207

Liabilities
Payable to related parties	83	-	-	-	29
Total liabilities	83	-	-	-	29
Net assets	$1,153,042	$303	$19	$361	$162,178

Net assets
Accumulation units	$1,153,042	$303	$19	$361	$162,178
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,153,042	$303	$19	$361	$162,178

Total number of mutual fund shares	79,580,751	24,815	1,874	12,387	9,274,291

Cost of mutual fund shares	$973,546	$343	$19	$298	$160,538

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Columbia Small
	Company	Fidelity® VIP	Fidelity® VIP		Franklin Small
	Growth Fund,	Equity-Income	Contrafund®		Cap Value	ING Balanced
	Variable	Portfolio -	Portfolio -		Securities	Portfolio -
	Series - Class A	Service Class 2	Service Class 2	Fund	- Class 2	Class S
Assets
Investments in mutual funds
at fair value	$18	$181,410	$795,343		$14,385	$6,681
Total assets	18	181,410	795,343		14,385	6,681

Liabilities
Payable to related parties	-	25	81		1	-
Total liabilities	-	25	81		1	-
Net assets	$18	$181,385	$795,262		$14,384	$6,681

Net assets
Accumulation units	$18	$181,385	$795,262		$14,384	$6,681
Contracts in payout (annuitization)	-	-	-		-	-
Total net assets	$18	$181,385	$795,262		$14,384	$6,681

Total number of mutual fund shares	1,493	9,675,196	33,858,794		885,221	581,492

Cost of mutual fund shares	$18	$233,311	$876,012		$12,433	$7,296

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING	ING American			ING American
	Intermediate	Funds Asset	ING American	ING American	Funds Growth-
	Bond Portfolio -	Allocation	Funds Bond	Funds Growth	Income
	Class S	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$1,253,367	$352,145	$500,315	$2,301,771	$1,382,584
Total assets	1,253,367	352,145	500,315	2,301,771	1,382,584

Liabilities
Payable to related parties	141	29	44	255	156
Total liabilities	141	29	44	255	156
Net assets	$1,253,226	$352,116	$500,271	$2,301,516	$1,382,428

Net assets
Accumulation units	$1,253,226	$352,116	$500,271	$2,301,516	$1,382,428
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,253,226	$352,116	$500,271	$2,301,516	$1,382,428

Total number of mutual fund shares	104,360,244	36,416,261	49,438,278	45,498,545	41,136,102

Cost of mutual fund shares	$1,295,000	$286,032	$467,573	$2,337,953	$1,489,890

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING American			ING BlackRock
	ING American	Funds World	ING Artio	ING Artio	Inflation
	Funds	Allocation	Foreign	Foreign	Protected Bond
	International	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,355,811	$180,536	$543,096	$45,330	$255,112
Total assets	1,355,811	180,536	543,096	45,330	255,112

Liabilities
Payable to related parties	144	21	73	5	21
Total liabilities	144	21	73	5	21
Net assets	$1,355,667	$180,515	$543,023	$45,325	$255,091

Net assets
Accumulation units	$1,355,667	$180,515	$543,023	$45,325	$255,091
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,355,667	$180,515	$543,023	$45,325	$255,091

Total number of mutual fund shares	80,992,317	15,496,620	47,021,327	3,945,195	24,553,624

Cost of mutual fund shares	$1,517,109	$157,967	$682,741	$53,210	$253,882

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock	ING BlackRock	ING Clarion
	Growth	Large Cap	Large Cap	Large Cap	Global Real
	Portfolio -	Growth	Value	Value	Estate
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$153	$132,010	$24,385	$2,089	$148,715
Total assets	153	132,010	24,385	2,089	148,715

Liabilities
Payable to related parties	-	19	4	-	16
Total liabilities	-	19	4	-	16
Net assets	$153	$131,991	$24,381	$2,089	$148,699

Net assets
Accumulation units	$153	$131,991	$24,381	$2,089	$148,699
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$153	$131,991	$24,381	$2,089	$148,699

Total number of mutual fund shares	15,572	13,525,575	2,311,335	198,929	15,331,406

Cost of mutual fund shares	$187	$116,946	$30,329	$2,545	$152,661

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion	ING Clarion	ING DFA	ING FMRSM
	Estate	Real Estate	Real Estate	World Equity	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$2,264	$322,362	$21,034	$222,476	$879,263
Total assets	2,264	322,362	21,034	222,476	879,263

Liabilities
Payable to related parties	-	62	3	22	143
Total liabilities	-	62	3	22	143
Net assets	$2,264	$322,300	$21,031	$222,454	$879,120

Net assets
Accumulation units	$2,264	$322,288	$21,031	$222,454	$879,116
Contracts in payout (annuitization)	-	12	-	-	4
Total net assets	$2,264	$322,300	$21,031	$222,454	$879,120

Total number of mutual fund shares	232,490	14,706,317	963,989	25,809,294	57,884,314

Cost of mutual fund shares	$2,480	$382,447	$24,482	$206,872	$792,826

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					ING Franklin
					Templeton
	ING FMRSM	ING Franklin	ING Franklin	ING Franklin	Founding
	Diversified Mid	Income	Income	Mutual Shares	Strategy
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$37,340	$448,985	$8,984	$200,697	$857,101
Total assets	37,340	448,985	8,984	200,697	857,101

Liabilities
Payable to related parties	5	47	1	19	86
Total liabilities	5	47	1	19	86
Net assets	$37,335	$448,938	$8,983	$200,678	$857,015

Net assets
Accumulation units	$37,335	$448,938	$8,983	$200,678	$857,015
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$37,335	$448,938	$8,983	$200,678	$857,015

Total number of mutual fund shares	2,467,925	44,764,158	897,487	24,962,308	102,401,596

Cost of mutual fund shares	$32,990	$436,531	$8,189	$204,640	$886,116

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					ING JPMorgan
	ING Global	ING Global	ING Janus	ING Janus	Emerging
	Resources	Resources	Contrarian	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$653,620	$30,537	$439,367	$22,489	$657,873
Total assets	653,620	30,537	439,367	22,489	657,873

Liabilities
Payable to related parties	89	4	68	3	85
Total liabilities	89	4	68	3	85
Net assets	$653,531	$30,533	$439,299	$22,486	$657,788

Net assets
Accumulation units	$653,510	$30,533	$439,299	$22,486	$657,784
Contracts in payout (annuitization)	21	-	-	-	4
Total net assets	$653,531	$30,533	$439,299	$22,486	$657,788

Total number of mutual fund shares	30,400,932	1,430,310	36,401,562	1,878,801	28,790,956

Cost of mutual fund shares	$661,952	$31,308	$535,949	$29,041	$577,962

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	Small Cap Core	ING Large Cap	ING Large Cap
	Markets Equity	Equity	Equity	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$35,490	$257,440	$38,543	$121,927	$886
Total assets	35,490	257,440	38,543	121,927	886

Liabilities
Payable to related parties	4	29	5	11	-
Total liabilities	4	29	5	11	-
Net assets	$35,486	$257,411	$38,538	$121,916	$886

Net assets
Accumulation units	$35,486	$257,411	$38,538	$121,916	$886
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$35,486	$257,411	$38,538	$121,916	$886

Total number of mutual fund shares	1,564,835	19,592,102	2,958,023	9,279,069	67,493

Cost of mutual fund shares	$27,379	$238,778	$37,148	$101,551	$741

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING Lord	ING Lord
	ING Limited	ING Liquid	ING Liquid	Abbett Growth	Abbett Growth
	Maturity Bond	Assets	Assets	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$94,849	$1,063,760	$23,030	$56,454	$2,133
Total assets	94,849	1,063,760	23,030	56,454	2,133

Liabilities
Payable to related parties	20	166	3	11	-
Total liabilities	20	166	3	11	-
Net assets	$94,829	$1,063,594	$23,027	$56,443	$2,133

Net assets
Accumulation units	$94,814	$1,063,585	$23,027	$56,443	$2,133
Contracts in payout (annuitization)	15	9	-	-	-
Total net assets	$94,829	$1,063,594	$23,027	$56,443	$2,133

Total number of mutual fund shares	9,164,140	1,063,760,368	23,029,973	6,251,801	237,246

Cost of mutual fund shares	$100,005	$1,063,760	$23,030	$66,589	$2,580

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING Marsico
	ING Marsico	ING Marsico	International	ING MFS Total	ING MFS Total
	Growth	Growth	Opportunities	Return	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$503,070	$18,771	$166,078	$742,992	$34,515
Total assets	503,070	18,771	166,078	742,992	34,515

Liabilities
Payable to related parties	108	2	21	129	4
Total liabilities	108	2	21	129	4
Net assets	$502,962	$18,769	$166,057	$742,863	$34,511

Net assets
Accumulation units	$502,962	$18,769	$166,057	$742,863	$34,511
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$502,962	$18,769	$166,057	$742,863	$34,511

Total number of mutual fund shares	29,384,907	1,104,204	14,243,370	49,598,958	2,324,276

Cost of mutual fund shares	$389,941	$16,210	$200,131	$804,937	$39,109

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING Morgan	ING
		ING Morgan	ING Morgan	Stanley Global	Oppenheimer
	ING MFS	Stanley Global	Stanley Global	Tactical Asset	Active
	Utilities	Franchise	Franchise	Allocation	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$431,655	$326,187	$62,772	$67,112	$60,028
Total assets	431,655	326,187	62,772	67,112	60,028

Liabilities
Payable to related parties	63	40	8	8	5
Total liabilities	63	40	8	8	5
Net assets	$431,592	$326,147	$62,764	$67,104	$60,023

Net assets
Accumulation units	$431,592	$326,147	$62,764	$67,104	$60,023
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$431,592	$326,147	$62,764	$67,104	$60,023

Total number of mutual fund shares	32,455,279	22,906,393	4,433,055	6,799,615	5,610,130

Cost of mutual fund shares	$485,210	$316,302	$57,856	$64,458	$53,750

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO		ING Pioneer
	High Yield	Total Return	Total Return	ING Pioneer	Mid Cap Value
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$520,056	$2,995,520	$73,261	$57,946	$572,543
Total assets	520,056	2,995,520	73,261	57,946	572,543

Liabilities
Payable to related parties	70	290	7	8	94
Total liabilities	70	290	7	8	94
Net assets	$519,986	$2,995,230	$73,254	$57,938	$572,449

Net assets
Accumulation units	$519,986	$2,995,230	$73,254	$57,938	$572,420
Contracts in payout (annuitization)	-	-	-	-	29
Total net assets	$519,986	$2,995,230	$73,254	$57,938	$572,449

Total number of mutual fund shares	50,886,081	245,534,387	6,034,707	5,187,683	52,191,734

Cost of mutual fund shares	$499,057	$2,888,484	$69,162	$58,673	$563,481

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING Retirement		ING T. Rowe
	ING Retirement	ING Retirement	Moderate	ING Retirement	Price Capital
	Conservative	Growth	Growth	Moderate	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$470,850	$4,612,438	$3,185,895	$1,823,236	$2,636,747
Total assets	470,850	4,612,438	3,185,895	1,823,236	2,636,747

Liabilities
Payable to related parties	47	711	375	204	344
Total liabilities	47	711	375	204	344
Net assets	$470,803	$4,611,727	$3,185,520	$1,823,032	$2,636,403

Net assets
Accumulation units	$470,803	$4,611,727	$3,185,520	$1,823,032	$2,636,088
Contracts in payout (annuitization)	-	-	-	-	315
Total net assets	$470,803	$4,611,727	$3,185,520	$1,823,032	$2,636,403

Total number of mutual fund shares	52,550,182	441,381,630	298,584,384	169,288,418	116,309,968

Cost of mutual fund shares	$437,746	$4,069,650	$2,837,420	$1,651,909	$2,544,597

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	ING Templeton	ING Templeton
	Appreciation	Income	Income	Global Growth Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$83,495	$685,169	$23,925	$286,447	$4,732
Total assets	83,495	685,169	23,925	286,447	4,732

Liabilities
Payable to related parties	9	101	3	42	-
Total liabilities	9	101	3	42	-
Net assets	$83,486	$685,068	$23,922	$286,405	$4,732

Net assets
Accumulation units	$83,486	$684,932	$23,922	$286,387	$4,732
Contracts in payout (annuitization)	-	136	-	18	-
Total net assets	$83,486	$685,068	$23,922	$286,405	$4,732

Total number of mutual fund shares	3,697,758	58,163,733	2,044,835	25,394,262	422,120

Cost of mutual fund shares	$86,502	$707,092	$26,375	$300,423	$5,327

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen	ING Wells		ING American
	Growth and	Growth and	Fargo		Century Small-
	Income	Income	HealthCare	ING Diversified	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	International	Portfolio -
	Service Class	Service 2 Class	Service Class	Fund - Class R	Service Class
Assets
Investments in mutual funds
at fair value	$460,511	$52,576	$167,235	$178	$3,047
Total assets	460,511	52,576	167,235	178	3,047

Liabilities
Payable to related parties	85	6	24	-	-
Total liabilities	85	6	24	-	-
Net assets	$460,426	$52,570	$167,211	$178	$3,047

Net assets
Accumulation units	$460,399	$52,570	$167,211	$178	$3,047
Contracts in payout (annuitization)	27	-	-	-	-
Total net assets	$460,426	$52,570	$167,211	$178	$3,047

Total number of mutual fund shares	21,221,702	2,436,307	15,189,368	18,721	257,816

Cost of mutual fund shares	$473,705	$58,869	$164,701	$220	$2,093

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					ING Legg
					Mason
	ING Baron	ING Columbia			ClearBridge
	Small Cap	Small Cap	ING Davis New	ING JPMorgan	Aggressive
	Growth	Value	York Venture	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$342,203	$153,932	$291,636	$121,332	$96,246
Total assets	342,203	153,932	291,636	121,332	96,246

Liabilities
Payable to related parties	-	15	23	11	16
Total liabilities	-	15	23	11	16
Net assets	$342,203	$153,917	$291,613	$121,321	$96,230

Net assets
Accumulation units	$342,203	$153,917	$291,613	$121,321	$96,230
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$342,203	$153,917	$291,613	$121,321	$96,230

Total number of mutual fund shares	18,058,211	14,815,393	16,411,726	8,741,493	2,035,228

Cost of mutual fund shares	$278,625	$122,577	$279,065	$98,699	$86,687

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING
	ING	ING	Oppenheimer
	Oppenheimer	Oppenheimer	Global Strategic ING PIMCO
	Global	Global	Income	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$6,777	$124,713	$9,633	$7,923	$17,777
Total assets	6,777	124,713	9,633	7,923	17,777

Liabilities
Payable to related parties	1	14	-	-	1
Total liabilities	1	14	-	-	1
Net assets	$6,776	$124,699	$9,633	$7,923	$17,776

Net assets
Accumulation units	$6,776	$124,699	$9,633	$7,923	$17,776
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$6,776	$124,699	$9,633	$7,923	$17,776

Total number of mutual fund shares	488,239	9,238,030	819,174	658,056	1,608,770

Cost of mutual fund shares	$6,294	$135,297	$9,073	$7,448	$17,182

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					ING T. Rowe
					Price
				ING Solution	Diversified Mid
	ING Solution	ING Solution	ING Solution	Income	Cap Growth
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$18,482	$11,159	$1,270	$6,790	$11,833
Total assets	18,482	11,159	1,270	6,790	11,833

Liabilities
Payable to related parties	1	1	-	-	-
Total liabilities	1	1	-	-	-
Net assets	$18,481	$11,158	$1,270	$6,790	$11,833

Net assets
Accumulation units	$18,481	$11,158	$1,270	$6,790	$11,833
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$18,481	$11,158	$1,270	$6,790	$11,833

Total number of mutual fund shares	1,663,524	985,775	111,417	619,511	1,400,389

Cost of mutual fund shares	$16,554	$10,828	$1,237	$6,581	$8,621

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING T. Rowe				ING UBS U.S.
	Price Growth	ING Templeton	ING Thornburg	ING Thornburg	Large Cap
	Equity	Foreign Equity	Value	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$108,935	$260,469	$1,384	$8,282	$6,229
Total assets	108,935	260,469	1,384	8,282	6,229

Liabilities
Payable to related parties	10	26	-	1	-
Total liabilities	10	26	-	1	-
Net assets	$108,925	$260,443	$1,384	$8,281	$6,229

Net assets
Accumulation units	$108,925	$260,443	$1,384	$8,281	$6,229
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$108,925	$260,443	$1,384	$8,281	$6,229

Total number of mutual fund shares	2,020,307	23,679,040	43,276	260,779	693,670

Cost of mutual fund shares	$85,546	$251,417	$1,112	$8,065	$7,051

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Strategic	ING Strategic
	Kampen	Kampen Equity Kampen Equity		Allocation	Allocation
	Comstock	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Class S	Class S
Assets
Investments in mutual funds
at fair value	$189,053	$2,070	$207,495	$1,451	$601
Total assets	189,053	2,070	207,495	1,451	601

Liabilities
Payable to related parties	22	24	-	-	-
Total liabilities	22	24	-	-	-
Net assets	$189,031	$2,046	$207,495	$1,451	$601

Net assets
Accumulation units	$189,031	$2,046	$207,495	$1,451	$601
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$189,031	$2,046	$207,495	$1,451	$601

Total number of mutual fund shares	18,571,004	60,487	6,108,173	140,343	59,198

Cost of mutual fund shares	$198,574	$2,006	$200,751	$1,596	$751

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Strategic
	Allocation	ING Growth	ING Growth
	Moderate	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Class I	Class S	Series 5	Series 6
Assets
Investments in mutual funds
at fair value	$775	$114	$449,751	$11,353	$10,708
Total assets	775	114	449,751	11,353	10,708

Liabilities
Payable to related parties	-	-	85	2	2
Total liabilities	-	-	85	2	2
Net assets	$775	$114	$449,666	$11,351	$10,706

Net assets
Accumulation units	$775	$114	$449,666	$11,351	$10,706
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$775	$114	$449,666	$11,351	$10,706

Total number of mutual fund shares	75,606	5,185	20,659,197	1,461,082	1,322,017

Cost of mutual fund shares	$869	$126	$402,517	$13,625	$12,491

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11
Assets
Investments in mutual funds
at fair value	$7,466	$4,110	$4,037	$3,216	$4,858
Total assets	7,466	4,110	4,037	3,216	4,858

Liabilities
Payable to related parties	1	1	1	-	1
Total liabilities	1	1	1	-	1
Net assets	$7,465	$4,109	$4,036	$3,216	$4,857

Net assets
Accumulation units	$7,465	$4,109	$4,036	$3,216	$4,857
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$7,465	$4,109	$4,036	$3,216	$4,857

Total number of mutual fund shares	941,483	517,037	504,584	395,552	605,751

Cost of mutual fund shares	$8,726	$4,802	$4,669	$3,729	$5,468

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING BlackRock
				Science and	ING Euro
				Technology	STOXX 50
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities	Index
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -
	Series 12	Series 13	Series 14	Class S	Class A
Assets
Investments in mutual funds
at fair value	$1,962	$12,855	$36,269	$263,996	$4,739
Total assets	1,962	12,855	36,269	263,996	4,739

Liabilities
Payable to related parties	-	1	10	30	-
Total liabilities	-	1	10	30	-
Net assets	$1,962	$12,854	$36,259	$263,966	$4,739

Net assets
Accumulation units	$1,962	$12,854	$36,259	$263,966	$4,739
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,962	$12,854	$36,259	$263,966	$4,739

Total number of mutual fund shares	248,060	1,310,398	3,555,738	45,050,481	451,737

Cost of mutual fund shares	$2,281	$13,081	$36,042	$195,339	$4,799

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING FTSE 100	ING Hang Seng	ING Index Plus	ING Index Plus	ING Index Plus
	Index	Index	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$3,596	$81,891	$161,358	$131,443	$99,912
Total assets	3,596	81,891	161,358	131,443	99,912

Liabilities
Payable to related parties	1	7	26	16	13
Total liabilities	1	7	26	16	13
Net assets	$3,595	$81,884	$161,332	$131,427	$99,899

Net assets
Accumulation units	$3,595	$81,884	$161,332	$131,427	$99,899
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$3,595	$81,884	$161,332	$131,427	$99,899

Total number of mutual fund shares	288,568	5,849,343	11,709,579	8,568,661	7,182,773

Cost of mutual fund shares	$3,406	$77,492	$188,198	$147,095	$112,215

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING		ING Russell™	ING Russell™	ING Russell™
	International	ING Japan	Large Cap	Large Cap	Large Cap
	Index	TOPIX Index® Growth Index		Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class A	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$65,051	$8,464	$142,599	$356,023	$35,230
Total assets	65,051	8,464	142,599	356,023	35,230

Liabilities
Payable to related parties	7	1	24	72	4
Total liabilities	7	1	24	72	4
Net assets	$65,044	$8,463	$142,575	$355,951	$35,226

Net assets
Accumulation units	$65,044	$8,463	$142,575	$355,951	$35,226
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$65,044	$8,463	$142,575	$355,951	$35,226

Total number of mutual fund shares	7,662,043	761,180	9,944,150	36,931,859	2,802,696

Cost of mutual fund shares	$60,721	$7,745	$110,292	$285,577	$33,898

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small	ING U.S. Bond
	Growth Index	Mid Cap Index	Index	Company	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$298,032	$120,867	$174,071	$102,451	$232,655
Total assets	298,032	120,867	174,071	102,451	232,655

Liabilities
Payable to related parties	55	10	19	8	24
Total liabilities	55	10	19	8	24
Net assets	$297,977	$120,857	$174,052	$102,443	$232,631

Net assets
Accumulation units	$297,977	$120,857	$174,052	$102,443	$232,631
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$297,977	$120,857	$174,052	$102,443	$232,631

Total number of mutual fund shares	18,250,561	10,510,144	14,186,698	5,663,409	21,723,127

Cost of mutual fund shares	$221,717	$98,439	$140,715	$86,083	$225,451

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING
	WisdomTreeSM
	Global High-	ING
	Yielding Equity	International	ING MidCap	ING SmallCap
	Index	Value	Opportunities	Opportunities	Invesco V.I.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Leisure Fund -
	Class S	Class S	Class S	Class S	Series I Shares
Assets
Investments in mutual funds
at fair value	$201,303	$9,446	$399,539	$68,098	$20,501
Total assets	201,303	9,446	399,539	68,098	20,501

Liabilities
Payable to related parties	21	1	82	12	4
Total liabilities	21	1	82	12	4
Net assets	$201,282	$9,445	$399,457	$68,086	$20,497

Net assets
Accumulation units	$201,282	$9,445	$399,455	$68,086	$20,497
Contracts in payout (annuitization)	-	-	2	-	-
Total net assets	$201,282	$9,445	$399,457	$68,086	$20,497

Total number of mutual fund shares	25,289,327	1,093,264	34,863,762	3,273,939	2,582,020

Cost of mutual fund shares	$182,261	$12,438	$328,450	$55,910	$23,283

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

Legg Mason
	Legg Mason	Global Currents
	ClearBridge	Variable	Legg Mason	Oppenheimer	PIMCO Real
	Variable Large	International	Western Asset	Main Street	Return
	Cap Value	All Cap	Variable High	Small Cap	Portfolio -
	Portfolio -	Opportunity	Income	Fund®/VA -	Administrative
	Class I	Portfolio	Portfolio	Service Class	Class
Assets
Investments in mutual funds
at fair value	$78	$39	$72	$1,859	$12,463
Total assets	78	39	72	1,859	12,463

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$78	$39	$72	$1,859	$12,463

Net assets
Accumulation units	$78	$39	$72	$1,859	$12,463
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$78	$39	$72	$1,859	$12,463

Total number of mutual fund shares	5,946	6,106	12,049	106,224	948,509

Cost of mutual fund shares	$98	$53	$75	$1,563	$11,885

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Pioneer Equity					Wells Fargo
	Income VCT			ProFund VP		Advantage VT
	Portfolio -	ProFund VP	ProFund VP	Rising Rates		Omega Growth
	Class II	Bull	Europe 30	Opportunity	Fund	- Class 2
Assets
Investments in mutual funds
at fair value	$15,666	$15,115	$9,263	$10,543		$1,487
Total assets	15,666	15,115	9,263	10,543		1,487

Liabilities
Payable to related parties	1	4	2	2		-
Total liabilities	1	4	2	2		-
Net assets	$15,665	$15,111	$9,261	$10,541		$1,487

Net assets
Accumulation units	$15,665	$15,111	$9,261	$10,541		$1,487
Contracts in payout (annuitization)	-	-	-	-		-
Total net assets	$15,665	$15,111	$9,261	$10,541		$1,487

Total number of mutual fund shares	796,015	574,717	435,512	878,592		61,962

Cost of mutual fund shares	$16,702	$17,525	$12,000	$16,855		$1,177

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Wells Fargo		Wells Fargo
	Advantage VT	Wells Fargo	Advantage VT	Wells Fargo
	Index Asset	Advantage VT	Small Cap	Advantage VT
	Allocation	Intrinsic Value	Growth Fund -	Total Return
	Fund- Class 2	Fund- Class 2	Class 2	Bond Fund
Assets
Investments in mutual funds
at fair value	$2,156	$807	$436	$1,075
Total assets	2,156	807	436	1,075

Liabilities
Payable to related parties	-	-	-	-
Total liabilities	-	-	-	-
Net assets	$2,156	$807	$436	$1,075

Net assets
Accumulation units	$2,156	$807	$436	$1,075
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$2,156	$807	$436	$1,075

Total number of mutual fund shares	183,919	63,278	54,164	103,254

Cost of mutual fund shares	$2,332	$896	$397	$1,027

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			Columbia
	BlackRock	Columbia Asset	Federal	Columbia Large Columbia Small
	Global	Allocation	Securities Fund,	Cap Growth	Cap Value
	Allocation V.I.	Fund, Variable	Variable	Fund, Variable	Fund, Variable
	Fund - Class III	Series - Class A	Series-Class A	Series - Class A	Series - Class B
Net investment income (loss)
Income:
Dividends	$12,130	$7	$1	$2	$1,607
Total investment income	12,130	7	1	2	1,607
Expenses:
Mortality, expense risk
and other charges	17,303	5	-	5	2,663
Annual administrative charges	168	-	-	-	59
Contingent deferred sales charges	847	-	-	-	141
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	7,720	-	-	-	1,230
Amortization of deferred charges	-	-	-	-	-
Total expenses	26,038	5	-	5	4,093
Net investment income (loss)	(13,908)	2	1	(3)	(2,486)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(682)	(7)	-	1	(2,149)
Capital gains distributions	6,589	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5,907	(7)	-	1	(2,149)
Net unrealized appreciation
(depreciation) of investments	80,227	36	-	51	36,552
Net realized and unrealized gain (loss)
on investments	86,134	29	-	52	34,403
Net increase (decrease) in net assets
resulting from operations	$72,226	$31	$1	$49	$31,917

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Columbia Small
	Company	Fidelity® VIP	Fidelity® VIP		Franklin Small
	Growth Fund,	Equity-Income	Contrafund®		Cap Value	ING Balanced
	Variable	Portfolio -	Portfolio -		Securities	Portfolio -
	Series - Class A	Service Class 2	Service Class 2	Fund	- Class 2	Class S
Net investment income (loss)
Income:
Dividends	$-	$2,738	$7,459		$99	$178
Total investment income	-	2,738	7,459		99	178
Expenses:
Mortality, expense risk
and other charges	-	2,930	12,562		137	81
Annual administrative charges	-	54	167		1	1
Contingent deferred sales charges	-	127	701		2	1
Minimum death benefit guarantee charges	-	-	-		-	-
Other contract charges	-	1,143	4,957		63	10
Amortization of deferred charges	-	-	-		-	-
Total expenses	-	4,254	18,387		203	93
Net investment income (loss)	-	(1,516)	(10,928)		(104)	85

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(10,528)	(63,525)		(451)	(376)
Capital gains distributions	-	-	338		-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(10,528)	(63,187)		(451)	(376)
Net unrealized appreciation
(depreciation) of investments	5	32,195	174,292		3,628	1,064
Net realized and unrealized gain (loss)
on investments	6	21,667	111,105		3,177	688
Net increase (decrease) in net assets
resulting from operations	$6	$20,151	$100,177		$3,073	$773

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING	ING American			ING American
	Intermediate	Funds Asset	ING American	ING American	Funds Growth-
	Bond Portfolio -	Allocation	Funds Bond	Funds Growth	Income
	Class S	Portfolio	Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$59,467	$5,137	$12,256	$2,366	$12,857
Total investment income	59,467	5,137	12,256	2,366	12,857
Expenses:
Mortality, expense risk
and other charges	21,246	5,390	8,652	36,035	22,822
Annual administrative charges	308	65	96	520	327
Contingent deferred sales charges	1,512	249	558	2,013	1,274
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	7,953	2,509	3,683	15,228	9,209
Amortization of deferred charges	1	-	-	-	-
Total expenses	31,020	8,213	12,989	53,796	33,632
Net investment income (loss)	28,447	(3,076)	(733)	(51,430)	(20,775)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(15,380)	(2,417)	4,659	(10,588)	(17,563)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(15,380)	(2,417)	4,659	(10,588)	(17,563)
Net unrealized appreciation
(depreciation) of investments	71,889	34,540	13,720	362,204	141,030
Net realized and unrealized gain (loss)
on investments	56,509	32,123	18,379	351,616	123,467
Net increase (decrease) in net assets
resulting from operations	$84,956	$29,047	$17,646	$300,186	$102,692

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING American			ING BlackRock
	ING American	Funds World	ING Artio	ING Artio	Inflation
	Funds	Allocation	Foreign	Foreign	Protected Bond
	International	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$12,055	$1,164	$-	$-	$3,828
Total investment income	12,055	1,164	-	-	3,828
Expenses:
Mortality, expense risk
and other charges	22,146	2,197	9,216	777	3,826
Annual administrative charges	290	34	141	11	46
Contingent deferred sales charges	1,069	94	456	16	310
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	8,887	983	3,635	392	1,501
Amortization of deferred charges	2	-	-	-	-
Total expenses	32,394	3,308	13,448	1,196	5,683
Net investment income (loss)	(20,339)	(2,144)	(13,448)	(1,196)	(1,855)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9,841)	3,321	(37,266)	(841)	5,417
Capital gains distributions	1,749	3,466	-	-	3,989
Total realized gain (loss) on investments
and capital gains distributions	(8,092)	6,787	(37,266)	(841)	9,406
Net unrealized appreciation
(depreciation) of investments	72,017	7,916	67,844	3,569	(1,393)
Net realized and unrealized gain (loss)
on investments	63,925	14,703	30,578	2,728	8,013
Net increase (decrease) in net assets
resulting from operations	$43,586	$12,559	$17,130	$1,532	$6,158

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock	ING BlackRock	ING Clarion
	Growth	Large Cap	Large Cap	Large Cap	Global Real
	Portfolio -	Growth	Value	Value	Estate
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$1	$351	$316	$24	$12,530
Total investment income	1	351	316	24	12,530
Expenses:
Mortality, expense risk
and other charges	1	2,202	420	36	2,394
Annual administrative charges	-	41	8	1	31
Contingent deferred sales charges	-	137	22	1	141
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	838	170	19	1,012
Amortization of deferred charges	-	-	-	-	-
Total expenses	1	3,218	620	57	3,578
Net investment income (loss)	-	(2,867)	(304)	(33)	8,952

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	(12,948)	(1,123)	(60)	(12,871)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	(12,948)	(1,123)	(60)	(12,871)
Net unrealized appreciation
(depreciation) of investments	24	27,371	3,257	248	21,303
Net realized and unrealized gain (loss)
on investments	19	14,423	2,134	188	8,432
Net increase (decrease) in net assets
resulting from operations	$19	$11,556	$1,830	$155	$17,384

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion	ING Clarion	ING DFA	ING FMRSM
	Estate	Real Estate	Real Estate	World Equity	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$189	$10,635	$646	$3,058	$1,140
Total investment income	189	10,635	646	3,058	1,140
Expenses:
Mortality, expense risk
and other charges	39	5,408	351	2,825	13,375
Annual administrative charges	-	136	6	41	301
Contingent deferred sales charges	-	383	7	214	563
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	20	1,920	175	1,349	4,479
Amortization of deferred charges	-	-	-	-	-
Total expenses	59	7,847	539	4,429	18,718
Net investment income (loss)	130	2,788	107	(1,371)	(17,578)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(214)	(41,124)	(1,222)	(9,140)	(4,283)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(214)	(41,124)	(1,222)	(9,140)	(4,283)
Net unrealized appreciation
(depreciation) of investments	340	107,984	5,386	45,833	198,771
Net realized and unrealized gain (loss)
on investments	126	66,860	4,164	36,693	194,488
Net increase (decrease) in net assets
resulting from operations	$256	$69,648	$4,271	$35,322	$176,910

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

					ING Franklin
					Templeton
	ING FMRSM	ING Franklin	ING Franklin	ING Franklin	Founding
	Diversified Mid	Income	Income	Mutual Shares	Strategy
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$14	$22,765	$386	$826	$21,173
Total investment income	14	22,765	386	826	21,173
Expenses:
Mortality, expense risk
and other charges	608	7,568	135	3,248	14,001
Annual administrative charges	10	100	2	41	194
Contingent deferred sales charges	15	445	5	185	989
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	297	2,597	60	1,236	6,464
Amortization of deferred charges	-	-	-	-	-
Total expenses	930	10,710	202	4,710	21,648
Net investment income (loss)	(916)	12,055	184	(3,884)	(475)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	(14,915)	(356)	(6,678)	(21,543)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	(14,915)	(356)	(6,678)	(21,543)
Net unrealized appreciation
(depreciation) of investments	8,557	45,243	911	26,730	84,632
Net realized and unrealized gain (loss)
on investments	8,561	30,328	555	20,052	63,089
Net increase (decrease) in net assets
resulting from operations	$7,645	$42,383	$739	$16,168	$62,614

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

					ING JPMorgan
	ING Global	ING Global	ING Janus	ING Janus	Emerging
	Resources	Resources	Contrarian	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$5,794	$228	$-	$-	$3,307
Total investment income	5,794	228	-	-	3,307
Expenses:
Mortality, expense risk
and other charges	10,677	483	7,642	395	10,909
Annual administrative charges	176	7	145	6	170
Contingent deferred sales charges	830	13	473	6	772
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	4,361	245	2,841	194	4,403
Amortization of deferred charges	-	-	-	-	-
Total expenses	16,044	748	11,101	601	16,254
Net investment income (loss)	(10,250)	(520)	(11,101)	(601)	(12,947)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(41,252)	(88)	(43,922)	(1,251)	21,402
Capital gains distributions	-	-	-	-	35,622
Total realized gain (loss) on investments
and capital gains distributions	(41,252)	(88)	(43,922)	(1,251)	57,024
Net unrealized appreciation
(depreciation) of investments	151,810	5,354	100,869	4,066	53,580
Net realized and unrealized gain (loss)
on investments	110,558	5,266	56,947	2,815	110,604
Net increase (decrease) in net assets
resulting from operations	$100,308	$4,746	$45,846	$2,214	$97,657

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	Small Cap Core	ING Large Cap	ING Large Cap
	Markets Equity	Equity	Equity	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$140	$548	$39	$365	$-
Total investment income	140	548	39	365	-
Expenses:
Mortality, expense risk
and other charges	581	3,323	630	1,876	16
Annual administrative charges	8	59	11	25	-
Contingent deferred sales charges	8	171	13	69	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	282	1,370	315	759	8
Amortization of deferred charges	-	-	-	-	-
Total expenses	879	4,923	969	2,729	25
Net investment income (loss)	(739)	(4,375)	(930)	(2,364)	(25)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,599	(8,135)	(127)	9,661	8
Capital gains distributions	1,879	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3,478	(8,135)	(127)	9,661	8
Net unrealized appreciation
(depreciation) of investments	2,504	54,337	8,527	4,067	101
Net realized and unrealized gain (loss)
on investments	5,982	46,202	8,400	13,728	109
Net increase (decrease) in net assets
resulting from operations	$5,243	$41,827	$7,470	$11,364	$84

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				ING Lord	ING Lord
	ING Limited	ING Liquid	ING Liquid	Abbett Growth	Abbett Growth
	Maturity Bond	Assets	Assets	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$3,817	$-	$-	$289	$8
Total investment income	3,817	-	-	289	8
Expenses:
Mortality, expense risk
and other charges	1,686	21,689	483	961	36
Annual administrative charges	47	404	7	22	1
Contingent deferred sales charges	49	5,618	68	31	-
Minimum death benefit guarantee charges	-	1	-	-	-
Other contract charges	186	6,128	203	272	14
Amortization of deferred charges	6	2	-	-	-
Total expenses	1,974	33,842	761	1,286	51
Net investment income (loss)	1,843	(33,842)	(761)	(997)	(43)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,701)	-	-	(3,306)	(72)
Capital gains distributions	-	46	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,701)	46	1	(3,306)	(72)
Net unrealized appreciation
(depreciation) of investments	2,199	-	-	11,792	383
Net realized and unrealized gain (loss)
on investments	(502)	46	1	8,486	311
Net increase (decrease) in net assets
resulting from operations	$1,341	$(33,796)	$(760)	$7,489	$268

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING Marsico
	ING Marsico	ING Marsico	International	ING MFS Total	ING MFS Total
	Growth	Growth	Opportunities	Return	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$2,486	$73	$2,340	$3,462	$153
Total investment income	2,486	73	2,340	3,462	153
Expenses:
Mortality, expense risk
and other charges	7,722	308	2,763	12,892	613
Annual administrative charges	225	5	42	282	9
Contingent deferred sales charges	242	6	161	666	9
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2,161	151	1,168	3,539	291
Amortization of deferred charges	-	-	-	-	-
Total expenses	10,350	470	4,134	17,379	922
Net investment income (loss)	(7,864)	(397)	(1,794)	(13,917)	(769)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22,836	371	(16,229)	(14,725)	(1,159)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	22,836	371	(16,229)	(14,725)	(1,159)
Net unrealized appreciation
(depreciation) of investments	57,749	2,737	33,704	81,411	4,118
Net realized and unrealized gain (loss)
on investments	80,585	3,108	17,475	66,686	2,959
Net increase (decrease) in net assets
resulting from operations	$72,721	$2,711	$15,681	$52,769	$2,190

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				ING Morgan	ING
		ING Morgan	ING Morgan	Stanley Global	Oppenheimer
	ING MFS	Stanley Global	Stanley Global	Tactical Asset	Active
	Utilities	Franchise	Franchise	Allocation	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$10,827	$1,219	$186	$597	$678
Total investment income	10,827	1,219	186	597	678
Expenses:
Mortality, expense risk
and other charges	7,049	4,913	1,089	951	583
Annual administrative charges	127	83	18	15	8
Contingent deferred sales charges	700	316	25	67	37
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2,882	2,030	518	463	278
Amortization of deferred charges	-	-	-	-	-
Total expenses	10,758	7,342	1,650	1,496	906
Net investment income (loss)	69	(6,123)	(1,464)	(899)	(228)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17,954)	(3,097)	915	1,468	1,085
Capital gains distributions	-	-	-	2,604	1,180
Total realized gain (loss) on investments
and capital gains distributions	(17,954)	(3,097)	915	4,072	2,265
Net unrealized appreciation
(depreciation) of investments	59,196	38,217	6,740	(241)	2,269
Net realized and unrealized gain (loss)
on investments	41,242	35,120	7,655	3,831	4,534
Net increase (decrease) in net assets
resulting from operations	$41,311	$28,997	$6,191	$2,932	$4,306

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO		ING Pioneer
	High Yield	Total Return	Total Return	ING Pioneer	Mid Cap Value
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$33,464	$147,318	$3,322	$561	$4,710
Total investment income	33,464	147,318	3,322	561	4,710
Expenses:
Mortality, expense risk
and other charges	7,705	55,363	1,358	866	9,458
Annual administrative charges	149	652	14	16	196
Contingent deferred sales charges	380	3,845	54	51	434
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2,188	21,055	573	339	3,472
Amortization of deferred charges	-	2	-	-	1
Total expenses	10,422	80,917	1,999	1,272	13,561
Net investment income (loss)	23,042	66,401	1,323	(711)	(8,851)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,773)	74,091	1,877	(747)	(8,551)
Capital gains distributions	-	92,456	2,160	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,773)	166,547	4,037	(747)	(8,551)
Net unrealized appreciation
(depreciation) of investments	27,518	(75,929)	(1,803)	7,731	94,301
Net realized and unrealized gain (loss)
on investments	25,745	90,618	2,234	6,984	85,750
Net increase (decrease) in net assets
resulting from operations	$48,787	$157,019	$3,557	$6,273	$76,899

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING Retirement		ING T. Rowe
	ING Retirement	ING Retirement	Moderate	ING Retirement	Price Capital
	Conservative	Growth	Growth	Moderate	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$1,071	$16,912	$14,690	$10,229	$40,830
Total investment income	1,071	16,912	14,690	10,229	40,830
Expenses:
Mortality, expense risk
and other charges	8,059	77,295	53,561	31,005	42,929
Annual administrative charges	104	1,446	796	428	733
Contingent deferred sales charges	369	4,326	3,078	1,950	2,220
Minimum death benefit guarantee charges	-	-	-	-	1
Other contract charges	3,415	36,986	22,044	12,090	15,396
Amortization of deferred charges	-	1	-	-	3
Total expenses	11,947	120,054	79,479	45,473	61,282
Net investment income (loss)	(10,876)	(103,142)	(64,789)	(35,244)	(20,452)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,379	14,110	11,281	7,515	36,663
Capital gains distributions	685	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	7,064	14,110	11,281	7,515	36,663
Net unrealized appreciation
(depreciation) of investments	28,820	454,929	296,213	145,924	251,543
Net realized and unrealized gain (loss)
on investments	35,884	469,039	307,494	153,439	288,206
Net increase (decrease) in net assets
resulting from operations	$25,008	$365,897	$242,705	$118,195	$267,754

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	ING Templeton	ING Templeton
	Appreciation	Income	Income	Global Growth Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$1,186	$10,497	$345	$4,197	$64
Total investment income	1,186	10,497	345	4,197	64
Expenses:
Mortality, expense risk
and other charges	1,476	10,816	398	4,659	80
Annual administrative charges	20	211	7	88	1
Contingent deferred sales charges	56	456	9	210	2
Minimum death benefit guarantee charges	-	1	-	-	-
Other contract charges	692	3,794	197	1,522	40
Amortization of deferred charges	-	5	-	-	-
Total expenses	2,244	15,283	611	6,479	123
Net investment income (loss)	(1,058)	(4,786)	(266)	(2,282)	(59)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,826)	(1,343)	(529)	7,209	(111)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,826)	(1,343)	(529)	7,209	(111)
Net unrealized appreciation
(depreciation) of investments	11,276	79,450	3,345	8,384	363
Net realized and unrealized gain (loss)
on investments	9,450	78,107	2,816	15,593	252
Net increase (decrease) in net assets
resulting from operations	$8,392	$73,321	$2,550	$13,311	$193

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen	ING Wells	ING Wells	ING Wells
	Growth and	Growth and	Fargo	Fargo Small	Fargo Small
	Income	Income	HealthCare	Cap Disciplined Cap Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$1,126	$126	$-	$165	$2
Total investment income	1,126	126	-	165	2
Expenses:
Mortality, expense risk
and other charges	7,638	909	2,999	252	5
Annual administrative charges	182	12	51	2	-
Contingent deferred sales charges	233	24	216	13	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,833	407	1,251	106	3
Amortization of deferred charges	1	-	-	-	-
Total expenses	9,887	1,352	4,517	373	8
Net investment income (loss)	(8,761)	(1,226)	(4,517)	(208)	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(534)	(637)	(3,202)	(391)	(168)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(534)	(637)	(3,202)	(391)	(168)
Net unrealized appreciation
(depreciation) of investments	51,923	6,418	13,238	(1,111)	144
Net realized and unrealized gain (loss)
on investments	51,389	5,781	10,036	(1,502)	(24)
Net increase (decrease) in net assets
resulting from operations	$42,628	$4,555	$5,519	$(1,710)	$(30)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Operations For the year ended December 31, 2010

(Dollars in thousands)

		ING American	ING Baron	ING Columbia
		Century Small-	Small Cap	Small Cap	ING Davis New
	ING Diversified	Mid Cap Value	Growth	Value	York Venture
	International	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class R	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$1	$27	$-	$1,807	$1,139
Total investment income	1	27	-	1,807	1,139
Expenses:
Mortality, expense risk
and other charges	2	25	5,076	2,547	4,752
Annual administrative charges	-	-	65	29	47
Contingent deferred sales charges	-	-	246	204	208
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1	15	2,092	1,063	1,843
Amortization of deferred charges	-	-	-	-	-
Total expenses	3	40	7,479	3,843	6,850
Net investment income (loss)	(2)	(13)	(7,479)	(2,036)	(5,711)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(23)	(10)	(12,141)	(5,961)	(6,120)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(23)	(10)	(12,141)	(5,961)	(6,120)
Net unrealized appreciation
(depreciation) of investments	37	503	82,791	37,638	35,925
Net realized and unrealized gain (loss)
on investments	14	493	70,650	31,677	29,805
Net increase (decrease) in net assets
resulting from operations	$12	$480	$63,171	$29,641	$24,094

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

		ING Legg
		Mason			ING
		ClearBridge	ING	ING	Oppenheimer
	ING JPMorgan	Aggressive	Oppenheimer	Oppenheimer Global Strategic
	Mid Cap Value	Growth	Global	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$850	$-	$111	$1,712	$282
Total investment income	850	-	111	1,712	282
Expenses:
Mortality, expense risk
and other charges	1,586	1,567	82	1,936	87
Annual administrative charges	23	31	2	29	1
Contingent deferred sales charges	116	72	4	117	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	561	733	2	745	14
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,286	2,403	90	2,827	102
Net investment income (loss)	(1,436)	(2,403)	21	(1,115)	180

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,385	1,561	51	(3,646)	60
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3,385	1,561	51	(3,646)	60
Net unrealized appreciation
(depreciation) of investments	15,568	18,139	825	19,426	947
Net realized and unrealized gain (loss)
on investments	18,953	19,700	876	15,780	1,007
Net increase (decrease) in net assets
resulting from operations	$17,517	$17,297	$897	$14,665	$1,187

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Operations For the year ended December 31, 2010

(Dollars in thousands)

	ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$280	$384	$278	$136	$12
Total investment income	280	384	278	136	12
Expenses:
Mortality, expense risk
and other charges	87	179	178	119	15
Annual administrative charges	1	1	1	1	1
Contingent deferred sales charges	1	-	2	(41)	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	17	89	96	65	8
Amortization of deferred charges	-	-	-	-	-
Total expenses	106	269	277	144	24
Net investment income (loss)	174	115	1	(8)	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	68	(244)	(346)	(703)	(101)
Capital gains distributions	11	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	79	(244)	(346)	(703)	(101)
Net unrealized appreciation
(depreciation) of investments	304	1,685	2,336	2,012	270
Net realized and unrealized gain (loss)
on investments	383	1,441	1,990	1,309	169
Net increase (decrease) in net assets
resulting from operations	$557	$1,556	$1,991	$1,301	$157

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

		ING T. Rowe
		Price	ING T. Rowe
	ING Solution	Diversified Mid	Price Growth	ING Templeton	ING Thornburg
	Income	Cap Growth	Equity	Foreign Equity	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$220	$7	$32	$5,157	$21
Total investment income	220	7	32	5,157	21
Expenses:
Mortality, expense risk
and other charges	72	108	1,561	4,284	20
Annual administrative charges	1	1	18	54	-
Contingent deferred sales charges	-	1	44	202	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	22	56	588	1,712	1
Amortization of deferred charges	-	-	-	-	-
Total expenses	95	166	2,211	6,252	22
Net investment income (loss)	125	(159)	(2,179)	(1,095)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(93)	(243)	3,028	(22,924)	37
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(93)	(243)	3,028	(22,924)	37
Net unrealized appreciation
(depreciation) of investments	480	2,896	10,347	34,948	88
Net realized and unrealized gain (loss)
on investments	387	2,653	13,375	12,024	125
Net increase (decrease) in net assets
resulting from operations	$512	$2,494	$11,196	$10,929	$124

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Operations For the year ended December 31, 2010

(Dollars in thousands)

		ING UBS U. S.	ING Van	ING Van	ING Van
	ING Thornburg	Large Cap	Kampen	Kampen Equity	Kampen Equity
	Value	Equity	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$113	$41	$2,439	$38	$3,264
Total investment income	113	41	2,439	38	3,264
Expenses:
Mortality, expense risk
and other charges	117	96	3,003	18	3,261
Annual administrative charges	2	2	47	17	32
Contingent deferred sales charges	7	6	123	56	108
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	43	34	1,220	383	829
Amortization of deferred charges	-	-	-	-	-
Total expenses	169	138	4,393	474	4,230
Net investment income (loss)	(56)	(97)	(1,954)	(436)	(966)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(142)	(269)	(9,007)	(8)	(4,615)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(142)	(269)	(9,007)	(8)	(4,615)
Net unrealized appreciation
(depreciation) of investments	831	974	30,877	224	23,524
Net realized and unrealized gain (loss)
on investments	689	705	21,870	216	18,909
Net increase (decrease) in net assets
resulting from operations	$633	$608	$19,916	$(220)	$17,943

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Operations For the year ended December 31, 2010

(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth	ING Growth
	Conservative	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$59	$20	$30	$1	$3,565
Total investment income	59	20	30	1	3,565
Expenses:
Mortality, expense risk
and other charges	14	6	8	1	7,327
Annual administrative charges	-	-	-	-	180
Contingent deferred sales charges	-	-	-	-	282
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	2	-	2,418
Amortization of deferred charges	-	-	-	-	-
Total expenses	14	6	10	1	10,207
Net investment income (loss)	45	14	20	-	(6,642)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(42)	(50)	(66)	(2)	(4,991)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(42)	(50)	(66)	(2)	(4,991)
Net unrealized appreciation
(depreciation) of investments	130	98	116	15	57,770
Net realized and unrealized gain (loss)
on investments	88	48	50	13	52,779
Net increase (decrease) in net assets
resulting from operations	$133	$62	$70	$13	$46,137

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Operations For the year ended December 31, 2010

(Dollars in thousands)

	ING GET U. S.	ING GET U. S.	ING GET U. S.	ING GET U. S.	ING GET U. S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9
Net investment income (loss)
Income:
Dividends	$226	$270	$193	$104	$95
Total investment income	226	270	193	104	95
Expenses:
Mortality, expense risk
and other charges	255	239	173	86	85
Annual administrative charges	5	5	3	2	2
Contingent deferred sales charges	12	17	6	8	6
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	272	261	182	96	93
Net investment income (loss)	(46)	9	11	8	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(970)	(945)	(866)	(409)	(338)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(970)	(945)	(866)	(409)	(338)
Net unrealized appreciation
(depreciation) of investments	993	931	900	420	419
Net realized and unrealized gain (loss)
on investments	23	(14)	34	11	81
Net increase (decrease) in net assets
resulting from operations	$(23)	$(5)	$45	$19	$83

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Operations For the year ended December 31, 2010

(Dollars in thousands)

	ING GET U. S.	ING GET U. S.	ING GET U. S.	ING GET U. S.	ING GET U. S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14
Net investment income (loss)
Income:
Dividends	$97	$126	$58	$355	$1,566
Total investment income	97	126	58	355	1,566
Expenses:
Mortality, expense risk
and other charges	77	106	41	240	723
Annual administrative charges	1	1	1	8	17
Contingent deferred sales charges	8	2	1	4	11
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	86	109	43	252	751
Net investment income (loss)	11	17	15	103	815

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(252)	(293)	(115)	(209)	(68)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(252)	(293)	(115)	(209)	(68)
Net unrealized appreciation
(depreciation) of investments	312	414	176	791	1,300
Net realized and unrealized gain (loss)
on investments	60	121	61	582	1,232
Net increase (decrease) in net assets
resulting from operations	$71	$138	$76	$685	$2,047

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

	ING BlackRock
	Science and
	Technology	ING Euro			ING Index Plus
	Opportunities	STOXX 50	ING FTSE 100	ING Hang Seng	LargeCap
	Portfolio -	Index Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class A	Class A	Class S	Class S
Net investment income (loss)
Income:
Dividends	$-	$6	$6	$35	$2,845
Total investment income	-	6	6	35	2,845
Expenses:
Mortality, expense risk
and other charges	3,964	42	35	1,041	2,459
Annual administrative charges	58	1	2	15	66
Contingent deferred sales charges	235	1	5	79	69
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,693	19	33	458	690
Amortization of deferred charges	-	-	-	-	-
Total expenses	5,950	63	75	1,593	3,284
Net investment income (loss)	(5,950)	(57)	(69)	(1,558)	(439)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(731)	45	169	1,115	(14,359)
Capital gains distributions	-	3	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	(731)	48	176	1,115	(14,359)
Net unrealized appreciation
(depreciation) of investments	37,693	(60)	183	2,737	31,703
Net realized and unrealized gain (loss)
on investments	36,962	(12)	359	3,852	17,344
Net increase (decrease) in net assets
resulting from operations	$31,012	$(69)	$290	$2,294	$16,905

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Operations For the year ended December 31, 2010

(Dollars in thousands)

					ING
	ING Index Plus	ING Index Plus	ING	ING Japan	Opportunistic
	MidCap	SmallCap	International	TOPIX Index®	Large Cap
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class A	Class S
Net investment income (loss)
Income:
Dividends	$1,103	$480	$2,278	$3	$175
Total investment income	1,103	480	2,278	3	175
Expenses:
Mortality, expense risk
and other charges	2,082	1,587	965	81	106
Annual administrative charges	35	26	12	2	1
Contingent deferred sales charges	97	63	106	6	15
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	760	613	362	15	25
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,974	2,289	1,445	104	147
Net investment income (loss)	(1,871)	(1,809)	833	(101)	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7,964)	(6,416)	3,016	(63)	(4,925)
Capital gains distributions	-	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	(7,964)	(6,416)	3,016	(62)	(4,925)
Net unrealized appreciation
(depreciation) of investments	31,547	25,210	(3,261)	717	4,089
Net realized and unrealized gain (loss)
on investments	23,583	18,794	(245)	655	(836)
Net increase (decrease) in net assets
resulting from operations	$21,712	$16,985	$588	$554	$(808)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Operations For the year ended December 31, 2010

(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Global Large	Large Cap	Large Cap	Large Cap	Mid Cap
	Cap Index 75%	Growth Index	Index	Value Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$80	$767	$11,996	$488	$804
Total investment income	80	767	11,996	488	804
Expenses:
Mortality, expense risk
and other charges	96	2,294	5,827	502	4,356
Annual administrative charges	-	50	154	10	114
Contingent deferred sales charges	9	140	276	57	175
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	42	987	1,476	115	1,276
Amortization of deferred charges	-	-	1	-	1
Total expenses	147	3,471	7,734	684	5,922
Net investment income (loss)	(67)	(2,704)	4,262	(196)	(5,118)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,364	3,772	12,960	862	8,173
Capital gains distributions	1,361	-	-	3,285	2,414
Total realized gain (loss) on investments
and capital gains distributions	3,725	3,772	12,960	4,147	10,587
Net unrealized appreciation
(depreciation) of investments	(2,910)	11,251	14,170	(1,913)	48,180
Net realized and unrealized gain (loss)
on investments	815	15,023	27,130	2,234	58,767
Net increase (decrease) in net assets
resulting from operations	$748	$12,319	$31,392	$2,038	$53,649

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Operations For the year ended December 31, 2010

(Dollars in thousands)

					ING
					WisdomTreeSM
	ING Russell™	ING Russell™	ING Small		Global High-
	Mid Cap Index	Small Cap	Company	ING U. S. Bond	Yielding Equity
	Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$521	$630	$289	$5,963	$6,863
Total investment income	521	630	289	5,963	6,863
Expenses:
Mortality, expense risk
and other charges	1,695	2,374	1,306	4,234	3,372
Annual administrative charges	20	40	15	50	38
Contingent deferred sales charges	78	161	74	466	227
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	643	931	521	1,698	1,603
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,436	3,506	1,916	6,448	5,240
Net investment income (loss)	(1,915)	(2,876)	(1,627)	(485)	1,623

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13,882	6,124	14,076	9,365	(17,524)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	13,882	6,124	14,076	9,365	(17,524)
Net unrealized appreciation
(depreciation) of investments	6,499	21,586	4,507	(870)	19,810
Net realized and unrealized gain (loss)
on investments	20,381	27,710	18,583	8,495	2,286
Net increase (decrease) in net assets
resulting from operations	$18,466	$24,834	$16,956	$8,010	$3,909

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Operations For the year ended December 31, 2010

(Dollars in thousands)

					Legg Mason
	ING				ClearBridge
	International	ING MidCap	ING SmallCap		Variable Large
	Value	Opportunities	Opportunities	Invesco V. I.	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Leisure Fund -	Portfolio -
	Class S	Class S	Class S	Series I Shares	Class I
Net investment income (loss)
Income:
Dividends	$ 173	$1,722	$-	$103	$2
Total investment income	173	1,722	-	103	2
Expenses:
Mortality, expense risk
and other charges	98	5,511	1,040	342	1
Annual administrative charges	1	174	26	8	-
Contingent deferred sales charges	1	208	60	22	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	39	1,636	439	143	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	139	7,529	1,565	515	1
Net investment income (loss)	34	(5,807)	(1,565)	(412)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,738)	(994)	1,363	(2,585)	(4)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,738)	(994)	1,363	(2,585)	(4)
Net unrealized appreciation
(depreciation) of investments	1,740	88,470	15,997	6,413	8
Net realized and unrealized gain (loss)
on investments	2	87,476	17,360	3,828	4
Net increase (decrease) in net assets
resulting from operations	$ 36	$81,669	$15,795	$3,416	$5

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

	Legg Mason
	Global Currents
	Variable	Legg Mason	Legg Mason	Oppenheimer	PIMCO Real
	International	Western Asset	Western Asset	Main Street	Return
	All Cap	Variable High	Variable Money	Small Cap	Portfolio -
	Opportunity	Income	Market	Fund®/VA -	Administrative
	Portfolio	Portfolio	Portfolio	Service Class	Class
Net investment income (loss)
Income:
Dividends	$1	$7	$-	$7	$174
Total investment income	1	7	-	7	174
Expenses:
Mortality, expense risk
and other charges	1	1	-	16	119
Annual administrative charges	-	-	-	-	1
Contingent deferred sales charges	-	-	-	-	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	7	31
Amortization of deferred charges	-	-	-	-	-
Total expenses	1	1	-	23	152
Net investment income (loss)	-	6	-	(16)	22

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	(5)	-	(56)	6
Capital gains distributions	-	-	-	-	110
Total realized gain (loss) on investments
and capital gains distributions	(12)	(5)	-	(56)	116
Net unrealized appreciation
(depreciation) of investments	12	9	-	400	623
Net realized and unrealized gain (loss)
on investments	-	4	-	344	739
Net increase (decrease) in net assets
resulting from operations	$-	$10	$-	$328	$761

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

	Pioneer Equity				Wells Fargo
	Income VCT			ProFund VP	Advantage VT
	Portfolio -	ProFund VP	ProFund VP	Rising Rates	Omega Growth
	Class II	Bull	Europe 30	Opportunity	Fund - Class 2
Net investment income (loss)
Income:
Dividends	$305	$18 $	155	$-	$-
Total investment income	305	18	155	-	-
Expenses:
Mortality, expense risk
and other charges	153	256	162	199	7
Annual administrative charges	1	8	3	3	-
Contingent deferred sales charges	3	12	8	12	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	58	107	67	64	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	215	383	240	278	7
Net investment income (loss)	90	(365)	(85)	(278)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(996)	(450)	(740)	(1,552)	6
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(996)	(450)	(740)	(1,552)	6
Net unrealized appreciation
(depreciation) of investments	3,318	2,153	777	(628)	310
Net realized and unrealized gain (loss)
on investments	2,322	1,703	37	(2,180)	316
Net increase (decrease) in net assets
resulting from operations	$2,412	$1,338 $	(48)	$(2,458)	$309

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
	SEPARATE ACCOUNT B
	Statements of Operations
For the year ended December 31, 2010
	(Dollars in thousands)

		Wells Fargo
	Wells Fargo	Advantage VT	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage VT	Index Asset	Advantage VT	Advantage VT	Advantage VT
	C&B Large Cap	Allocation	Intrinsic Value	Large Company	Money Market
	Value Fund	Fund - Class 2	Fund - Class 2	Growth Fund	Fund
Net investment income (loss)
Income:
Dividends	$2	$36	$5	$11	$-
Total investment income	2	36	5	11	-
Expenses:
Mortality, expense risk
and other charges	2	35	13	14	-
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1	17	9	6	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	3	52	22	20	-
Net investment income (loss)	(1)	(16)	(17)	(9)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(22)	(22)	(29)	(73)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(22)	(22)	(29)	(73)	-
Net unrealized appreciation
(depreciation) of investments	12	241	129	(65)	-
Net realized and unrealized gain (loss)
on investments	(10)	219	100	(138)	-
Net increase (decrease) in net assets
resulting from operations	$(11)	$203	$83	$(147)	$-

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Operations For the year ended December 31, 2010

(Dollars in thousands)

	Wells Fargo
	Advantage VT	Wells Fargo
	Small Cap	Advantage VT
	Growth Fund -	Total Return
	Class 2	Bond Fund
Net investment income (loss)
Income:
Dividends	$-	$36
Total investment income	-	36
Expenses:
Mortality, expense risk
and other charges	8	19
Annual administrative charges	-	-
Contingent deferred sales charges	-	-
Minimum death benefit guarantee charges	-	-
Other contract charges	3	7
Amortization of deferred charges	-	-
Total expenses	11	26
Net investment income (loss)	(11)	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	5
Capital gains distributions	-	29
Total realized gain (loss) on investments
and capital gains distributions	(8)	34
Net unrealized appreciation
(depreciation) of investments	112	3
Net realized and unrealized gain (loss)
on investments	104	37
Net increase (decrease) in net assets
resulting from operations	$93	$47

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

			Columbia
	BlackRock	Columbia Asset	Federal	Columbia Large
	Global	Allocation	Securities Fund,	Cap Growth
	Allocation V. I.	Fund, Variable	Variable	Fund, Variable
	Fund - Class III	Series - Class A	Series - Class A	Series - Class A
Net assets at January 1, 2009	$397,800	$262	$27	$258

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,728)	7	2	(2)
Total realized gain (loss) on investments
and capital gains distributions	(6,491)	(3)	-	(3)
Net unrealized appreciation (depreciation)
of investments	153,606	52	(1)	87
Net increase (decrease) in net assets from operations	144,387	56	1	82
Changes from principal transactions:
Premiums	133,817	-	-	-
Death benefits	(4,568)	-	-	(7)
Surrenders and withdrawals	(17,228)	(5)	(6)	(2)
Transfers between Divisions
(including fixed account), net	321,397	(5)	-	-
Increase (decrease) in net assets derived from
principal transactions	433,418	(10)	(6)	(9)
Total increase (decrease) in net assets	577,805	46	(5)	73
Net assets at December 31, 2009	975,605	308	22	331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,908)	2	1	(3)
Total realized gain (loss) on investments
and capital gains distributions	5,907	(7)	-	1
Net unrealized appreciation (depreciation)
of investments	80,227	36	-	51
Net increase (decrease) in net assets from operations	72,226	31	1	49
Changes from principal transactions:
Premiums	39,817	-	-	-
Death benefits	(5,818)	-	-	(2)
Surrenders and withdrawals	(44,458)	(37)	(4)	(17)
Transfers between Divisions
(including fixed account), net	115,670	1	-	-
Increase (decrease) in net assets derived from
principal transactions	105,211	(36)	(4)	(19)
Total increase (decrease) in net assets	177,437	(5)	(3)	30
Net assets at December 31, 2010	$1,153,042	$303	$19	$361

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

		Columbia Small
	Columbia Small	Company	Fidelity® VIP	Fidelity® VIP
	Cap Value	Growth Fund,	Equity-Income	Contrafund®
	Fund, Variable	Variable	Portfolio -	Portfolio -
	Series - Class B	Series - Class A	Service Class 2	Service Class 2
Net assets at January 1, 2009	$141,739	$51	$ 167,056	$ 656,498

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,571)	(1)	(799)	(9,570)
Total realized gain (loss) on investments
and capital gains distributions	(10,509)	(2)	(20,914)	(97,340)
Net unrealized appreciation (depreciation)
of investments	39,355	10	60,712	315,224
Net increase (decrease) in net assets from operations	26,275	7	38,999	208,314
Changes from principal transactions:
Premiums	65	-	1,200	36,945
Death benefits	(1,659)	(17)	(2,297)	(5,993)
Surrenders and withdrawals	(5,785)	(16)	(8,937)	(27,878)
Transfers between Divisions
(including fixed account), net	(10,569)	-	(12,767)	(72,203)
Increase (decrease) in net assets derived from
principal transactions	(17,948)	(33)	(22,801)	(69,129)
Total increase (decrease) in net assets	8,327	(26)	16,198	139,185
Net assets at December 31, 2009	150,066	25	183,254	795,683

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,486)	-	(1,516)	(10,928)
Total realized gain (loss) on investments
and capital gains distributions	(2,149)	1	(10,528)	(63,187)
Net unrealized appreciation (depreciation)
of investments	36,552	5	32,195	174,292
Net increase (decrease) in net assets from operations	31,917	6	20,151	100,177
Changes from principal transactions:
Premiums	55	-	447	2,156
Death benefits	(1,686)	-	(2,591)	(6,481)
Surrenders and withdrawals	(8,730)	(2)	(11,090)	(39,917)
Transfers between Divisions
(including fixed account), net	(9,444)	(11)	(8,786)	(56,356)
Increase (decrease) in net assets derived from
principal transactions	(19,805)	(13)	(22,020)	(100,598)
Total increase (decrease) in net assets	12,112	(7)	(1,869)	(421)
Net assets at December 31, 2010	$162,178	$18	$ 181,385	$ 795,262

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	Franklin Small		ING	ING American
	Cap Value	ING Balanced	Intermediate	Funds Asset
	Securities	Portfolio -	Bond Portfolio -	Allocation
	Fund - Class 2	Class S	Class S	Portfolio
Net assets at January 1, 2009	$7,246	$6,399	$1,122,300	$148,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	180	44,578	(2,157)
Total realized gain (loss) on investments
and capital gains distributions	(22)	(448)	(25,677)	(1,029)
Net unrealized appreciation (depreciation)
of investments	2,746	1,277	77,998	54,499
Net increase (decrease) in net assets from operations	2,740	1,009	96,899	51,313
Changes from principal transactions:
Premiums	2,853	283	67,971	66,114
Death benefits	(129)	(99)	(12,576)	(2,359)
Surrenders and withdrawals	(338)	(408)	(74,361)	(6,172)
Transfers between Divisions
(including fixed account), net	(257)	(285)	41,079	48,943
Increase (decrease) in net assets derived from
principal transactions	2,129	(509)	22,113	106,526
Total increase (decrease) in net assets	4,869	500	119,012	157,839
Net assets at December 31, 2009	12,115	6,899	1,241,312	306,208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(104)	85	28,447	(3,076)
Total realized gain (loss) on investments
and capital gains distributions	(451)	(376)	(15,380)	(2,417)
Net unrealized appreciation (depreciation)
of investments	3,628	1,064	71,889	34,540
Net increase (decrease) in net assets from operations	3,073	773	84,956	29,047
Changes from principal transactions:
Premiums	549	65	21,199	13,680
Death benefits	(13)	(67)	(13,563)	(3,724)
Surrenders and withdrawals	(700)	(873)	(102,080)	(12,092)
Transfers between Divisions
(including fixed account), net	(640)	(116)	21,402	18,997
Increase (decrease) in net assets derived from
principal transactions	(804)	(991)	(73,042)	16,861
Total increase (decrease) in net assets	2,269	(218)	11,914	45,908
Net assets at December 31, 2010	$14,384	$6,681	$1,253,226	$352,116

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

			ING American	ING American
	ING American	ING American	Funds Growth-	Funds
	Funds Bond	Funds Growth	Income	International
	Portfolio	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2009	$252,168	$1,544,265	$1,074,885	$953,776

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,523	(12,912)	(2,549)	10,937
Total realized gain (loss) on investments
and capital gains distributions	(1,758)	201,868	68,958	179,814
Net unrealized appreciation (depreciation)
of investments	34,679	356,847	228,716	174,029
Net increase (decrease) in net assets from operations	36,444	545,803	295,125	364,780
Changes from principal transactions:
Premiums	75,041	112,850	71,842	62,374
Death benefits	(2,949)	(19,814)	(18,164)	(12,514)
Surrenders and withdrawals	(16,202)	(65,388)	(44,684)	(41,254)
Transfers between Divisions
(including fixed account), net	139,875	(13,269)	(2,615)	60,133
Increase (decrease) in net assets derived from
principal transactions	195,765	14,379	6,379	68,739
Total increase (decrease) in net assets	232,209	560,182	301,504	433,519
Net assets at December 31, 2009	484,377	2,104,447	1,376,389	1,387,295

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(733)	(51,430)	(20,775)	(20,339)
Total realized gain (loss) on investments
and capital gains distributions	4,659	(10,588)	(17,563)	(8,092)
Net unrealized appreciation (depreciation)
of investments	13,720	362,204	141,030	72,017
Net increase (decrease) in net assets from operations	17,646	300,186	102,692	43,586
Changes from principal transactions:
Premiums	18,744	36,991	24,508	24,023
Death benefits	(3,373)	(17,796)	(14,534)	(12,099)
Surrenders and withdrawals	(29,551)	(105,469)	(68,721)	(65,659)
Transfers between Divisions
(including fixed account), net	12,428	(16,843)	(37,906)	(21,479)
Increase (decrease) in net assets derived from
principal transactions	(1,752)	(103,117)	(96,653)	(75,214)
Total increase (decrease) in net assets	15,894	197,069	6,039	(31,628)
Net assets at December 31, 2010	$500,271	$2,301,516	$1,382,428	$1,355,667

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING American			ING BlackRock
	Funds World	ING Artio	ING Artio	Inflation
	Allocation	Foreign	Foreign	Protected Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$13,128	$ 499,269	$38,955	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,090)	3,851	80	432
Total realized gain (loss) on investments
and capital gains distributions	2,582	(27,947)	(1,526)	1,080
Net unrealized appreciation (depreciation)
of investments	14,266	106,632	7,567	2,623
Net increase (decrease) in net assets from operations	15,758	82,536	6,121	4,135
Changes from principal transactions:
Premiums	32,022	24,582	184	18,430
Death benefits	(381)	(5,102)	(305)	(215)
Surrenders and withdrawals	(1,313)	(22,455)	(901)	(3,618)
Transfers between Divisions
(including fixed account), net	42,865	22,826	2,683	140,669
Increase (decrease) in net assets derived from
principal transactions	73,193	19,851	1,661	155,266
Total increase (decrease) in net assets	88,951	102,387	7,782	159,401
Net assets at December 31, 2009	102,079	601,656	46,737	159,401

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,144)	(13,448)	(1,196)	(1,855)
Total realized gain (loss) on investments
and capital gains distributions	6,787	(37,266)	(841)	9,406
Net unrealized appreciation (depreciation)
of investments	7,916	67,844	3,569	(1,393)
Net increase (decrease) in net assets from operations	12,559	17,130	1,532	6,158
Changes from principal transactions:
Premiums	8,352	11,285	66	9,966
Death benefits	(618)	(5,900)	(165)	(2,038)
Surrenders and withdrawals	(4,235)	(34,820)	(1,597)	(17,903)
Transfers between Divisions
(including fixed account), net	62,378	(46,328)	(1,248)	99,507
Increase (decrease) in net assets derived from
principal transactions	65,877	(75,763)	(2,944)	89,532
Total increase (decrease) in net assets	78,436	(58,633)	(1,412)	95,690
Net assets at December 31, 2010	$180,515	$ 543,023	$45,325	$255,091

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock	ING BlackRock
	Growth	Large Cap	Large Cap	Large Cap
	Portfolio -	Growth	Value	Value
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$131	$94,345	$27,597	$2,212

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2,504)	(553)	(55)
Total realized gain (loss) on investments
and capital gains distributions	(11)	(12,056)	(3,536)	(108)
Net unrealized appreciation (depreciation)
of investments	49	42,442	6,048	344
Net increase (decrease) in net assets from operations	38	27,882	1,959	181
Changes from principal transactions:
Premiums	-	7,152	11	-
Death benefits	-	(1,087)	(536)	(53)
Surrenders and withdrawals	(12)	(5,837)	(1,250)	(101)
Transfers between Divisions
(including fixed account), net	(9)	7,710	(2,589)	(50)
Increase (decrease) in net assets derived from
principal transactions	(21)	7,938	(4,364)	(204)
Total increase (decrease) in net assets	17	35,820	(2,405)	(23)
Net assets at December 31, 2009	148	130,165	25,192	2,189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2,867)	(304)	(33)
Total realized gain (loss) on investments
and capital gains distributions	(5)	(12,948)	(1,123)	(60)
Net unrealized appreciation (depreciation)
of investments	24	27,371	3,257	248
Net increase (decrease) in net assets from operations	19	11,556	1,830	155
Changes from principal transactions:
Premiums	-	2,761	5	-
Death benefits	-	(1,501)	(225)	(18)
Surrenders and withdrawals	(14)	(8,710)	(1,322)	(224)
Transfers between Divisions
(including fixed account), net	-	(2,280)	(1,099)	(13)
Increase (decrease) in net assets derived from
principal transactions	(14)	(9,730)	(2,641)	(255)
Total increase (decrease) in net assets	5	1,826	(811)	(100)
Net assets at December 31, 2010	$153	$131,991	$24,381	$2,089

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING Clarion	ING Clarion
	Global Real	Global Real	ING Clarion	ING Clarion
	Estate	Estate	Real Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$118,550	$1,695	$270,838	$15,856

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(10)	3,726	149
Total realized gain (loss) on investments
and capital gains distributions	(21,929)	(229)	(49,240)	(2,219)
Net unrealized appreciation (depreciation)
of investments	59,954	807	121,520	6,801
Net increase (decrease) in net assets from operations	38,021	568	76,006	4,731
Changes from principal transactions:
Premiums	10,057	5	1,030	33
Death benefits	(930)	-	(3,376)	(158)
Surrenders and withdrawals	(3,988)	(73)	(16,270)	(465)
Transfers between Divisions
(including fixed account), net	(10,674)	104	(21,002)	(1,161)
Increase (decrease) in net assets derived from
principal transactions	(5,535)	36	(39,618)	(1,751)
Total increase (decrease) in net assets	32,486	604	36,388	2,980
Net assets at December 31, 2009	151,036	2,299	307,226	18,836

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,952	130	2,788	107
Total realized gain (loss) on investments
and capital gains distributions	(12,871)	(214)	(41,124)	(1,222)
Net unrealized appreciation (depreciation)
of investments	21,303	340	107,984	5,386
Net increase (decrease) in net assets from operations	17,384	256	69,648	4,271
Changes from principal transactions:
Premiums	306	-	126	1
Death benefits	(1,239)	(23)	(4,757)	(129)
Surrenders and withdrawals	(6,675)	(66)	(26,651)	(801)
Transfers between Divisions
(including fixed account), net	(12,113)	(202)	(23,292)	(1,147)
Increase (decrease) in net assets derived from
principal transactions	(19,721)	(291)	(54,574)	(2,076)
Total increase (decrease) in net assets	(2,337)	(35)	15,074	2,195
Net assets at December 31, 2010	$148,699	$2,264	$322,300	$21,031

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING DFA	ING FMR SM	ING FMR SM	ING Franklin
	World Equity	Diversified Mid	Diversified Mid	Income
	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$ 130,749	$581,082	$25,387	$288,417

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,620)	(12,891)	(705)	14,845
Total realized gain (loss) on investments
and capital gains distributions	(19,278)	(28,190)	(869)	(12,855)
Net unrealized appreciation (depreciation)
of investments	48,080	241,241	10,062	88,813
Net increase (decrease) in net assets from operations	25,182	200,160	8,488	90,803
Changes from principal transactions:
Premiums	13,138	20,215	79	20,434
Death benefits	(653)	(9,250)	(372)	(4,819)
Surrenders and withdrawals	(3,373)	(37,819)	(743)	(18,221)
Transfers between Divisions
(including fixed account), net	(10,732)	11,618	(403)	55,039
Increase (decrease) in net assets derived from
principal transactions	(1,620)	(15,236)	(1,439)	52,433
Total increase (decrease) in net assets	23,562	184,924	7,049	143,236
Net assets at December 31, 2009	154,311	766,006	32,436	431,653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,371)	(17,578)	(916)	12,055
Total realized gain (loss) on investments
and capital gains distributions	(9,140)	(4,283)	4	(14,915)
Net unrealized appreciation (depreciation)
of investments	45,833	198,771	8,557	45,243
Net increase (decrease) in net assets from operations	35,322	176,910	7,645	42,383
Changes from principal transactions:
Premiums	4,224	8,802	37	8,409
Death benefits	(789)	(12,573)	(289)	(6,359)
Surrenders and withdrawals	(6,521)	(61,121)	(1,659)	(29,933)
Transfers between Divisions
(including fixed account), net	35,907	1,096	(835)	2,785
Increase (decrease) in net assets derived from
principal transactions	32,821	(63,796)	(2,746)	(25,098)
Total increase (decrease) in net assets	68,143	113,114	4,899	17,285
Net assets at December 31, 2010	$ 222,454	$879,120	$37,335	$448,938

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

			ING Franklin
			Templeton
	ING Franklin	ING Franklin	Founding	ING Global
	Income	Mutual Shares	Strategy	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$5,852	$146,314	$684,019	$ 547,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	270	(3,770)	2,365	(14,498)
Total realized gain (loss) on investments
and capital gains distributions	(883)	(13,244)	(22,951)	(48,883)
Net unrealized appreciation (depreciation)
of investments	2,414	52,591	202,439	251,057
Net increase (decrease) in net assets from operations	1,801	35,577	181,853	187,676
Changes from principal transactions:
Premiums	42	11,316	36,831	23,197
Death benefits	(20)	(2,206)	(6,783)	(5,280)
Surrenders and withdrawals	(115)	(5,918)	(20,041)	(27,040)
Transfers between Divisions
(including fixed account), net	297	2,456	(25,988)	(33,493)
Increase (decrease) in net assets derived from
principal transactions	204	5,648	(15,981)	(42,616)
Total increase (decrease) in net assets	2,005	41,225	165,872	145,060
Net assets at December 31, 2009	7,857	187,539	849,891	692,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	184	(3,884)	(475)	(10,250)
Total realized gain (loss) on investments
and capital gains distributions	(356)	(6,678)	(21,543)	(41,252)
Net unrealized appreciation (depreciation)
of investments	911	26,730	84,632	151,810
Net increase (decrease) in net assets from operations	739	16,168	62,614	100,308
Changes from principal transactions:
Premiums	49	3,624	12,761	183
Death benefits	(6)	(1,731)	(7,792)	(7,352)
Surrenders and withdrawals	(606)	(9,462)	(32,473)	(40,013)
Transfers between Divisions
(including fixed account), net	950	4,540	(27,986)	(91,656)
Increase (decrease) in net assets derived from
principal transactions	387	(3,029)	(55,490)	(138,838)
Total increase (decrease) in net assets	1,126	13,139	7,124	(38,530)
Net assets at December 31, 2010	$8,983	$200,678	$857,015	$ 653,531

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

				ING JPMorgan
	ING Global	ING Janus	ING Janus	Emerging
	Resources	Contrarian	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$22,531	$ 407,973	$18,745	$414,868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(706)	(8,213)	(490)	(6,551)
Total realized gain (loss) on investments
and capital gains distributions	(490)	(89,271)	(3,292)	11,967
Net unrealized appreciation (depreciation)
of investments	8,414	218,338	9,247	287,371
Net increase (decrease) in net assets from operations	7,218	120,854	5,465	292,787
Changes from principal transactions:
Premiums	58	13,395	43	22,967
Death benefits	(267)	(4,930)	(186)	(6,490)
Surrenders and withdrawals	(809)	(19,225)	(564)	(23,885)
Transfers between Divisions
(including fixed account), net	(242)	(57,794)	(1,647)	(7,800)
Increase (decrease) in net assets derived from
principal transactions	(1,260)	(68,554)	(2,354)	(15,208)
Total increase (decrease) in net assets	5,958	52,300	3,111	277,579
Net assets at December 31, 2009	28,489	460,273	21,856	692,447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(520)	(11,101)	(601)	(12,947)
Total realized gain (loss) on investments
and capital gains distributions	(88)	(43,922)	(1,251)	57,024
Net unrealized appreciation (depreciation)
of investments	5,354	100,869	4,066	53,580
Net increase (decrease) in net assets from operations	4,746	45,846	2,214	97,657
Changes from principal transactions:
Premiums	-	172	1	1,976
Death benefits	(55)	(5,737)	(89)	(6,056)
Surrenders and withdrawals	(1,287)	(29,559)	(831)	(41,773)
Transfers between Divisions
(including fixed account), net	(1,360)	(31,696)	(665)	(86,463)
Increase (decrease) in net assets derived from
principal transactions	(2,702)	(66,820)	(1,584)	(132,316)
Total increase (decrease) in net assets	2,044	(20,974)	630	(34,659)
Net assets at December 31, 2010	$30,533	$ 439,299	$22,486	$657,788

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	Small Cap Core	ING Large Cap
	Markets Equity	Equity	Equity	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$20,686	$126,323	$30,008	$8,916

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(456)	(2,930)	(805)	(889)
Total realized gain (loss) on investments
and capital gains distributions	1,033	(5,968)	(276)	(215)
Net unrealized appreciation (depreciation)
of investments	13,106	37,207	7,627	17,391
Net increase (decrease) in net assets from operations	13,683	28,309	6,546	16,287
Changes from principal transactions:
Premiums	277	2,552	4	6,378
Death benefits	(220)	(1,432)	(392)	(271)
Surrenders and withdrawals	(610)	(5,227)	(747)	(2,612)
Transfers between Divisions
(including fixed account), net	(480)	2,998	(1,193)	64,738
Increase (decrease) in net assets derived from
principal transactions	(1,033)	(1,109)	(2,328)	68,233
Total increase (decrease) in net assets	12,650	27,200	4,218	84,520
Net assets at December 31, 2009	33,336	153,523	34,226	93,436

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(739)	(4,375)	(930)	(2,364)
Total realized gain (loss) on investments
and capital gains distributions	3,478	(8,135)	(127)	9,661
Net unrealized appreciation (depreciation)
of investments	2,504	54,337	8,527	4,067
Net increase (decrease) in net assets from operations	5,243	41,827	7,470	11,364
Changes from principal transactions:
Premiums	1	2,695	2	3,859
Death benefits	(151)	(1,574)	(231)	(598)
Surrenders and withdrawals	(1,190)	(11,519)	(1,277)	(5,914)
Transfers between Divisions
(including fixed account), net	(1,753)	72,459	(1,652)	19,769
Increase (decrease) in net assets derived from
principal transactions	(3,093)	62,061	(3,158)	17,116
Total increase (decrease) in net assets	2,150	103,888	4,312	28,480
Net assets at December 31, 2010	$35,486	$257,411	$38,538	$121,916

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING Large Cap	ING Limited	ING Liquid	ING Liquid
	Growth	Maturity Bond	Assets	Assets
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$802	$130,395	$ 2,331,467	$56,288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	3,474	(49,582)	(1,256)
Total realized gain (loss) on investments
and capital gains distributions	(26)	(1,994)	4,075	87
Net unrealized appreciation (depreciation)
of investments	312	4,524	-	-
Net increase (decrease) in net assets from operations	262	6,004	(45,507)	(1,169)
Changes from principal transactions:
Premiums	-	16	287,399	16
Death benefits	(11)	(3,668)	(34,309)	(1,027)
Surrenders and withdrawals	(8)	(14,710)	(443,285)	(8,361)
Transfers between Divisions
(including fixed account), net	(166)	(4,289)	(600,801)	(13,429)
Increase (decrease) in net assets derived from
principal transactions	(185)	(22,651)	(790,996)	(22,801)
Total increase (decrease) in net assets	77	(16,647)	(836,503)	(23,970)
Net assets at December 31, 2009	879	113,748	1,494,964	32,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	1,843	(33,842)	(761)
Total realized gain (loss) on investments
and capital gains distributions	8	(2,701)	46	1
Net unrealized appreciation (depreciation)
of investments	101	2,199	-	-
Net increase (decrease) in net assets from operations	84	1,341	(33,796)	(760)
Changes from principal transactions:
Premiums	-	24	40,411	48
Death benefits	(5)	(3,395)	(23,149)	(297)
Surrenders and withdrawals	(55)	(14,364)	(359,952)	(8,624)
Transfers between Divisions
(including fixed account), net	(17)	(2,525)	(54,884)	342
Increase (decrease) in net assets derived from
principal transactions	(77)	(20,260)	(397,574)	(8,531)
Total increase (decrease) in net assets	7	(18,919)	(431,370)	(9,291)
Net assets at December 31, 2010	$886	$94,829	$ 1,063,594	$23,027

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING Lord	ING Lord
	Abbett Growth	Abbett Growth	ING Marsico	ING Marsico
	and Income	and Income	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$58,611	$1,892	$397,436	$14,277

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(887)	(37)	(5,973)	(323)
Total realized gain (loss) on investments
and capital gains distributions	(5,214)	(178)	10,411	(133)
Net unrealized appreciation (depreciation)
of investments	13,521	477	92,547	4,078
Net increase (decrease) in net assets from operations	7,420	262	96,985	3,622
Changes from principal transactions:
Premiums	12	-	15,339	24
Death benefits	(745)	(9)	(8,163)	(136)
Surrenders and withdrawals	(3,940)	(26)	(26,564)	(481)
Transfers between Divisions
(including fixed account), net	(3,657)	(128)	(14,596)	174
Increase (decrease) in net assets derived from
principal transactions	(8,330)	(163)	(33,984)	(419)
Total increase (decrease) in net assets	(910)	99	63,001	3,203
Net assets at December 31, 2009	57,701	1,991	460,437	17,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(997)	(43)	(7,864)	(397)
Total realized gain (loss) on investments
and capital gains distributions	(3,306)	(72)	22,836	371
Net unrealized appreciation (depreciation)
of investments	11,792	383	57,749	2,737
Net increase (decrease) in net assets from operations	7,489	268	72,721	2,711
Changes from principal transactions:
Premiums	4	-	4,660	14
Death benefits	(1,366)	-	(9,494)	(138)
Surrenders and withdrawals	(5,470)	(84)	(37,012)	(632)
Transfers between Divisions
(including fixed account), net	(1,915)	(42)	11,650	(666)
Increase (decrease) in net assets derived from
principal transactions	(8,747)	(126)	(30,196)	(1,422)
Total increase (decrease) in net assets	(1,258)	142	42,525	1,289
Net assets at December 31, 2010	$56,443	$2,133	$502,962	$18,769

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING Marsico
	International	ING MFS Total	ING MFS Total	ING MFS
	Opportunities	Return	Return	Utilities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$160,191	$740,739	$32,705	$ 347,825

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,356)	1,590	(149)	10,552
Total realized gain (loss) on investments
and capital gains distributions	(22,978)	(26,042)	(2,166)	(15,443)
Net unrealized appreciation (depreciation)
of investments	74,292	131,083	6,589	99,841
Net increase (decrease) in net assets from operations	48,958	106,631	4,274	94,950
Changes from principal transactions:
Premiums	3,683	27,138	145	21,609
Death benefits	(1,841)	(16,531)	(287)	(3,503)
Surrenders and withdrawals	(6,281)	(56,883)	(1,136)	(16,853)
Transfers between Divisions
(including fixed account), net	(28,844)	(3,508)	(1,366)	(27,390)
Increase (decrease) in net assets derived from
principal transactions	(33,283)	(49,784)	(2,644)	(26,137)
Total increase (decrease) in net assets	15,675	56,847	1,630	68,813
Net assets at December 31, 2009	175,866	797,586	34,335	416,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,794)	(13,917)	(769)	69
Total realized gain (loss) on investments
and capital gains distributions	(16,229)	(14,725)	(1,159)	(17,954)
Net unrealized appreciation (depreciation)
of investments	33,704	81,411	4,118	59,196
Net increase (decrease) in net assets from operations	15,681	52,769	2,190	41,311
Changes from principal transactions:
Premiums	113	9,395	24	9,602
Death benefits	(1,772)	(19,620)	(247)	(4,106)
Surrenders and withdrawals	(8,714)	(71,711)	(1,386)	(26,702)
Transfers between Divisions
(including fixed account), net	(15,117)	(25,556)	(405)	(5,151)
Increase (decrease) in net assets derived from
principal transactions	(25,490)	(107,492)	(2,014)	(26,357)
Total increase (decrease) in net assets	(9,809)	(54,723)	176	14,954
Net assets at December 31, 2010	$166,057	$742,863	$34,511	$ 431,592

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING Morgan	ING
	ING Morgan	ING Morgan	Stanley Global	Oppenheimer
	Stanley Global	Stanley Global	Tactical Asset	Active
	Franchise	Franchise	Allocation	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2009	$215,647	$53,281	$2,725	$ 3,471

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,144	2,263	181	(193)
Total realized gain (loss) on investments
and capital gains distributions	164	1,293	972	115
Net unrealized appreciation (depreciation)
of investments	43,610	8,737	2,795	3,983
Net increase (decrease) in net assets from operations	53,918	12,293	3,948	3,905
Changes from principal transactions:
Premiums	8,369	257	8,159	8,893
Death benefits	(2,260)	(674)	(188)	(72)
Surrenders and withdrawals	(10,640)	(2,650)	(518)	(290)
Transfers between Divisions
(including fixed account), net	7,570	(1,607)	27,630	7,625
Increase (decrease) in net assets derived from
principal transactions	3,039	(4,674)	35,083	16,156
Total increase (decrease) in net assets	56,957	7,619	39,031	20,061
Net assets at December 31, 2009	272,604	60,900	41,756	23,532

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,123)	(1,464)	(899)	(228)
Total realized gain (loss) on investments
and capital gains distributions	(3,097)	915	4,072	2,265
Net unrealized appreciation (depreciation)
of investments	38,217	6,740	(241)	2,269
Net increase (decrease) in net assets from operations	28,997	6,191	2,932	4,306
Changes from principal transactions:
Premiums	4,221	174	2,137	2,544
Death benefits	(2,317)	(332)	(335)	(18)
Surrenders and withdrawals	(16,288)	(3,670)	(2,683)	(1,303)
Transfers between Divisions
(including fixed account), net	38,930	(499)	23,297	30,962
Increase (decrease) in net assets derived from
principal transactions	24,546	(4,327)	22,416	32,185
Total increase (decrease) in net assets	53,543	1,864	25,348	36,491
Net assets at December 31, 2010	$326,147	$62,764	$67,104	$ 60,023

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO
	High Yield	Total Return	Total Return	ING Pioneer
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$326,164	$2,112,274	$61,403	$45,727

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22,149	37,843	659	(590)
Total realized gain (loss) on investments
and capital gains distributions	(18,648)	97,813	2,662	(2,250)
Net unrealized appreciation (depreciation)
of investments	132,752	159,164	4,065	11,780
Net increase (decrease) in net assets from operations	136,253	294,820	7,386	8,940
Changes from principal transactions:
Premiums	694	226,311	141	1,180
Death benefits	(6,389)	(26,940)	(741)	(683)
Surrenders and withdrawals	(27,471)	(171,566)	(3,914)	(2,538)
Transfers between Divisions
(including fixed account), net	(29,226)	547,171	9,612	(678)
Increase (decrease) in net assets derived from
principal transactions	(62,392)	574,976	5,098	(2,719)
Total increase (decrease) in net assets	73,861	869,796	12,484	6,221
Net assets at December 31, 2009	400,025	2,982,070	73,887	51,948

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23,042	66,401	1,323	(711)
Total realized gain (loss) on investments
and capital gains distributions	(1,773)	166,547	4,037	(747)
Net unrealized appreciation (depreciation)
of investments	27,518	(75,929)	(1,803)	7,731
Net increase (decrease) in net assets from operations	48,787	157,019	3,557	6,273
Changes from principal transactions:
Premiums	2,106	70,518	90	384
Death benefits	(9,215)	(32,274)	(603)	(741)
Surrenders and withdrawals	(42,188)	(233,993)	(7,411)	(3,410)
Transfers between Divisions
(including fixed account), net	120,471	51,890	3,734	3,484
Increase (decrease) in net assets derived from
principal transactions	71,174	(143,859)	(4,190)	(283)
Total increase (decrease) in net assets	119,961	13,160	(633)	5,990
Net assets at December 31, 2010	$519,986	$2,995,230	$73,254	$57,938

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

				ING Retirement
	ING Pioneer	ING Retirement	ING Retirement	Moderate
	Mid Cap Value	Conservative	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class
Net assets at January 1, 2009	$494,199	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,483)	(1,973)	(23,705)	(15,066)
Total realized gain (loss) on investments
and capital gains distributions	(21,539)	137	(53)	(177)
Net unrealized appreciation (depreciation)
of investments	130,193	4,284	87,859	52,262
Net increase (decrease) in net assets from operations	102,171	2,448	64,101	37,019
Changes from principal transactions:
Premiums	15,034	6,260	26,456	29,643
Death benefits	(7,687)	(376)	(7,788)	(6,469)
Surrenders and withdrawals	(26,451)	(3,853)	(23,452)	(19,462)
Transfers between Divisions
(including fixed account), net	(13,280)	395,943	4,475,095	3,067,494
Increase (decrease) in net assets derived from
principal transactions	(32,384)	397,974	4,470,311	3,071,206
Total increase (decrease) in net assets	69,787	400,422	4,534,412	3,108,225
Net assets at December 31, 2009	563,986	400,422	4,534,412	3,108,225

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,851)	(10,876)	(103,142)	(64,789)
Total realized gain (loss) on investments
and capital gains distributions	(8,551)	7,064	14,110	11,281
Net unrealized appreciation (depreciation)
of investments	94,301	28,820	454,929	296,213
Net increase (decrease) in net assets from operations	76,899	25,008	365,897	242,705
Changes from principal transactions:
Premiums	4,453	14,393	75,146	51,853
Death benefits	(7,825)	(4,970)	(47,977)	(36,012)
Surrenders and withdrawals	(36,558)	(27,035)	(159,809)	(153,807)
Transfers between Divisions
(including fixed account), net	(28,506)	62,985	(155,942)	(27,444)
Increase (decrease) in net assets derived from
principal transactions	(68,436)	45,373	(288,582)	(165,410)
Total increase (decrease) in net assets	8,463	70,381	77,315	77,295
Net assets at December 31, 2010	$572,449	$470,803	$4,611,727	$3,185,520

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Retirement	Price Capital	Price Capital	Price Equity
	Moderate	Appreciation	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$-	$ 1,962,032	$69,529	$553,960

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,809)	(12,271)	(827)	(3,663)
Total realized gain (loss) on investments
and capital gains distributions	(14)	(10,212)	(2,736)	(13,272)
Net unrealized appreciation (depreciation)
of investments	25,403	598,703	22,878	132,250
Net increase (decrease) in net assets from operations	16,580	576,220	19,315	115,315
Changes from principal transactions:
Premiums	15,025	109,359	213	20,160
Death benefits	(4,520)	(27,799)	(785)	(9,124)
Surrenders and withdrawals	(14,835)	(125,472)	(2,865)	(32,322)
Transfers between Divisions
(including fixed account), net	1,822,699	19,008	(2,059)	4,571
Increase (decrease) in net assets derived from
principal transactions	1,818,369	(24,904)	(5,496)	(16,715)
Total increase (decrease) in net assets	1,834,949	551,316	13,819	98,600
Net assets at December 31, 2009	1,834,949	2,513,348	83,348	652,560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35,244)	(20,452)	(1,058)	(4,786)
Total realized gain (loss) on investments
and capital gains distributions	7,515	36,663	(1,826)	(1,343)
Net unrealized appreciation (depreciation)
of investments	145,924	251,543	11,276	79,450
Net increase (decrease) in net assets from operations	118,195	267,754	8,392	73,321
Changes from principal transactions:
Premiums	29,311	44,845	161	6,727
Death benefits	(21,783)	(30,970)	(885)	(11,745)
Surrenders and withdrawals	(106,412)	(180,672)	(5,875)	(46,453)
Transfers between Divisions
(including fixed account), net	(31,228)	22,098	(1,655)	10,658
Increase (decrease) in net assets derived from
principal transactions	(130,112)	(144,699)	(8,254)	(40,813)
Total increase (decrease) in net assets	(11,917)	123,055	138	32,508
Net assets at December 31, 2010	$1,823,032	$ 2,636,403	$83,486	$685,068

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING Van
	ING T. Rowe			Kampen
	Price Equity	ING Templeton	ING Templeton	Growth and
	Income	Global Growth	Global Growth	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$20,160	$234,440	$3,738	$ 428,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(247)	(380)	(33)	(3,853)
Total realized gain (loss) on investments
and capital gains distributions	(1,180)	669	(158)	(27,909)
Net unrealized appreciation (depreciation)
of investments	5,403	65,048	1,222	116,163
Net increase (decrease) in net assets from operations	3,976	65,337	1,031	84,401
Changes from principal transactions:
Premiums	65	9,446	18	17,402
Death benefits	(165)	(4,188)	(45)	(9,116)
Surrenders and withdrawals	(1,062)	(13,670)	(118)	(29,755)
Transfers between Divisions
(including fixed account), net	(535)	8,098	67	(9,714)
Increase (decrease) in net assets derived from
principal transactions	(1,697)	(314)	(78)	(31,183)
Total increase (decrease) in net assets	2,279	65,023	953	53,218
Net assets at December 31, 2009	22,439	299,463	4,691	482,174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(266)	(2,282)	(59)	(8,761)
Total realized gain (loss) on investments
and capital gains distributions	(529)	7,209	(111)	(534)
Net unrealized appreciation (depreciation)
of investments	3,345	8,384	363	51,923
Net increase (decrease) in net assets from operations	2,550	13,311	193	42,628
Changes from principal transactions:
Premiums	24	2,837	36	3,901
Death benefits	(98)	(5,466)	(23)	(10,461)
Surrenders and withdrawals	(1,189)	(21,025)	(175)	(38,261)
Transfers between Divisions
(including fixed account), net	196	(2,715)	10	(19,555)
Increase (decrease) in net assets derived from
principal transactions	(1,067)	(26,369)	(152)	(64,376)
Total increase (decrease) in net assets	1,483	(13,058)	41	(21,748)
Net assets at December 31, 2010	$23,922	$286,405	$4,732	$ 460,426

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Van
	Kampen	ING Wells	ING Wells	ING Wells
	Growth and	Fargo	Fargo Small	Fargo Small
	Income	HealthCare	Cap Disciplined Cap Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$44,662	$164,749	$6,594	$369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(726)	(4,420)	(189)	(9)
Total realized gain (loss) on investments
and capital gains distributions	(1,677)	(8,794)	(3,325)	(30)
Net unrealized appreciation (depreciation)
of investments	11,062	38,662	5,929	129
Net increase (decrease) in net assets from operations	8,659	25,448	2,415	90
Changes from principal transactions:
Premiums	139	9,457	1,109	-
Death benefits	(476)	(1,196)	(82)	-
Surrenders and withdrawals	(1,605)	(7,477)	(424)	(9)
Transfers between Divisions
(including fixed account), net	(30)	(11,165)	6,917	(25)
Increase (decrease) in net assets derived from
principal transactions	(1,972)	(10,381)	7,520	(34)
Total increase (decrease) in net assets	6,687	15,067	9,935	56
Net assets at December 31, 2009	51,349	179,816	16,529	425

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,226)	(4,517)	(208)	(6)
Total realized gain (loss) on investments
and capital gains distributions	(637)	(3,202)	(391)	(168)
Net unrealized appreciation (depreciation)
of investments	6,418	13,238	(1,111)	144
Net increase (decrease) in net assets from operations	4,555	5,519	(1,710)	(30)
Changes from principal transactions:
Premiums	26	3,412	551	-
Death benefits	(455)	(1,736)	(26)	-
Surrenders and withdrawals	(2,377)	(9,998)	(655)	(5)
Transfers between Divisions
(including fixed account), net	(528)	(9,802)	(14,689)	(390)
Increase (decrease) in net assets derived from
principal transactions	(3,334)	(18,124)	(14,819)	(395)
Total increase (decrease) in net assets	1,221	(12,605)	(16,529)	(425)
Net assets at December 31, 2010	$52,570	$167,211	$-	$-

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

		ING American	ING Baron	ING Columbia
		Century Small-	Small Cap	Small Cap
	ING Diversified	Mid Cap Value	Growth	Value
	International	Portfolio -	Portfolio -	Portfolio -
	Fund - Class R	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$182	$404	$177,288	$136,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	7	(5,832)	(2,055)
Total realized gain (loss) on investments
and capital gains distributions	(31)	(116)	(13,593)	(19,844)
Net unrealized appreciation (depreciation)
of investments	82	688	84,871	53,172
Net increase (decrease) in net assets from operations	49	579	65,446	31,273
Changes from principal transactions:
Premiums	-	924	20,614	8,372
Death benefits	-	(22)	(2,327)	(1,226)
Surrenders and withdrawals	(6)	(86)	(8,850)	(5,581)
Transfers between Divisions
(including fixed account), net	(22)	252	36,076	(12,598)
Increase (decrease) in net assets derived from
principal transactions	(28)	1,068	45,513	(11,033)
Total increase (decrease) in net assets	21	1,647	110,959	20,240
Net assets at December 31, 2009	203	2,051	288,247	156,330

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(13)	(7,479)	(2,036)
Total realized gain (loss) on investments
and capital gains distributions	(23)	(10)	(12,141)	(5,961)
Net unrealized appreciation (depreciation)
of investments	37	503	82,791	37,638
Net increase (decrease) in net assets from operations	12	480	63,171	29,641
Changes from principal transactions:
Premiums	-	271	6,413	12
Death benefits	-	-	(2,170)	(1,250)
Surrenders and withdrawals	(5)	(216)	(14,473)	(7,381)
Transfers between Divisions
(including fixed account), net	(32)	461	1,015	(23,435)
Increase (decrease) in net assets derived from
principal transactions	(37)	516	(9,215)	(32,054)
Total increase (decrease) in net assets	(25)	996	53,956	(2,413)
Net assets at December 31, 2010	$178	$3,047	$342,203	$153,917

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING Legg
			Mason
			ClearBridge	ING
	ING Davis New	ING JPMorgan	Aggressive	Oppenheimer
	York Venture	Mid Cap Value	Growth	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2009	$185,900	$35,664	$79,359	$6,611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,984)	(397)	(2,306)	73
Total realized gain (loss) on investments
and capital gains distributions	(9,833)	(4,201)	(1,541)	(206)
Net unrealized appreciation (depreciation)
of investments	72,285	17,143	24,464	2,273
Net increase (decrease) in net assets from operations	58,468	12,545	20,617	2,140
Changes from principal transactions:
Premiums	24,470	10,696	124	(1)
Death benefits	(2,666)	(447)	(1,011)	(150)
Surrenders and withdrawals	(6,718)	(2,263)	(2,438)	(915)
Transfers between Divisions
(including fixed account), net	7,541	11,720	(7,258)	(270)
Increase (decrease) in net assets derived from
principal transactions	22,627	19,706	(10,583)	(1,336)
Total increase (decrease) in net assets	81,095	32,251	10,034	804
Net assets at December 31, 2009	266,995	67,915	89,393	7,415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,711)	(1,436)	(2,403)	21
Total realized gain (loss) on investments
and capital gains distributions	(6,120)	3,385	1,561	51
Net unrealized appreciation (depreciation)
of investments	35,925	15,568	18,139	825
Net increase (decrease) in net assets from operations	24,094	17,517	17,297	897
Changes from principal transactions:
Premiums	6,169	3,330	91	-
Death benefits	(2,401)	(512)	(739)	(163)
Surrenders and withdrawals	(10,487)	(5,985)	(4,297)	(957)
Transfers between Divisions
(including fixed account), net	7,243	39,056	(5,515)	(416)
Increase (decrease) in net assets derived from
principal transactions	524	35,889	(10,460)	(1,536)
Total increase (decrease) in net assets	24,618	53,406	6,837	(639)
Net assets at December 31, 2010	$291,613	$121,321	$96,230	$6,776

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING
	ING	Oppenheimer
	Oppenheimer	Global Strategic	ING PIMCO
	Global	Income	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$105,333	$8,886	$8,589	$11,249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(232)	198	199	319
Total realized gain (loss) on investments
and capital gains distributions	(9,028)	(467)	416	(327)
Net unrealized appreciation (depreciation)
of investments	43,891	1,703	490	2,759
Net increase (decrease) in net assets from operations	34,631	1,434	1,105	2,751
Changes from principal transactions:
Premiums	4,231	422	469	2,599
Death benefits	(1,105)	(199)	(313)	(13)
Surrenders and withdrawals	(4,401)	(564)	(690)	(395)
Transfers between Divisions
(including fixed account), net	(14,313)	(1,432)	469	769
Increase (decrease) in net assets derived from
principal transactions	(15,588)	(1,773)	(65)	2,960
Total increase (decrease) in net assets	19,043	(339)	1,040	5,711
Net assets at December 31, 2009	124,376	8,547	9,629	16,960

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,115)	180	174	115
Total realized gain (loss) on investments
and capital gains distributions	(3,646)	60	79	(244)
Net unrealized appreciation (depreciation)
of investments	19,426	947	304	1,685
Net increase (decrease) in net assets from operations	14,665	1,187	557	1,556
Changes from principal transactions:
Premiums	520	266	-	119
Death benefits	(956)	(14)	(66)	-
Surrenders and withdrawals	(6,315)	(1,224)	(948)	(777)
Transfers between Divisions
(including fixed account), net	(7,591)	871	(1,249)	(82)
Increase (decrease) in net assets derived from
principal transactions	(14,342)	(101)	(2,263)	(740)
Total increase (decrease) in net assets	323	1,086	(1,706)	816
Net assets at December 31, 2010	$124,699	$9,633	$7,923	$17,776

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

				ING Solution
	ING Solution	ING Solution	ING Solution	Income
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$9,138	$7,954	$1,225	$5,469

Increase (decrease) in net assets
Operations:
Net investment income (loss)	250	68	6	242
Total realized gain (loss) on investments
and capital gains distributions	(201)	(782)	(202)	(121)
Net unrealized appreciation (depreciation)
of investments	3,286	2,934	483	754
Net increase (decrease) in net assets from operations	3,335	2,220	287	875
Changes from principal transactions:
Premiums	4,285	1,541	76	742
Death benefits	-	-	-	(6)
Surrenders and withdrawals	(214)	(624)	(42)	(341)
Transfers between Divisions
(including fixed account), net	305	(56)	(162)	180
Increase (decrease) in net assets derived from
principal transactions	4,376	861	(128)	575
Total increase (decrease) in net assets	7,711	3,081	159	1,450
Net assets at December 31, 2009	16,849	11,035	1,384	6,919

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(8)	(12)	125
Total realized gain (loss) on investments
and capital gains distributions	(346)	(703)	(101)	(93)
Net unrealized appreciation (depreciation)
of investments	2,336	2,012	270	480
Net increase (decrease) in net assets from operations	1,991	1,301	157	512
Changes from principal transactions:
Premiums	693	218	2	185
Death benefits	(57)	-	-	(93)
Surrenders and withdrawals	(575)	152	(161)	(583)
Transfers between Divisions
(including fixed account), net	(420)	(1,548)	(112)	(150)
Increase (decrease) in net assets derived from
principal transactions	(359)	(1,178)	(271)	(641)
Total increase (decrease) in net assets	1,632	123	(114)	(129)
Net assets at December 31, 2010	$18,481	$11,158	$1,270	$6,790

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe
	Diversified Mid	Price Growth	ING Templeton	ING Thornburg
	Cap Growth	Equity	Foreign Equity	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2009	$3,090	$30,425	$159,726	$1,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(78)	(1,363)	(4,878)	(6)
Total realized gain (loss) on investments
and capital gains distributions	(161)	(9,856)	(20,024)	(14)
Net unrealized appreciation (depreciation)
of investments	2,763	31,516	71,714	479
Net increase (decrease) in net assets from operations	2,524	20,297	46,812	459
Changes from principal transactions:
Premiums	3,450	5,682	14,002	3
Death benefits	-	(758)	(2,576)	-
Surrenders and withdrawals	(154)	(2,545)	(6,037)	(106)
Transfers between Divisions
(including fixed account), net	202	44,539	29,301	(70)
Increase (decrease) in net assets derived from
principal transactions	3,498	46,918	34,690	(173)
Total increase (decrease) in net assets	6,022	67,215	81,502	286
Net assets at December 31, 2009	9,112	97,640	241,228	1,479

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(159)	(2,179)	(1,095)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(243)	3,028	(22,924)	37
Net unrealized appreciation (depreciation)
of investments	2,896	10,347	34,948	88
Net increase (decrease) in net assets from operations	2,494	11,196	10,929	124
Changes from principal transactions:
Premiums	1,219	2,365	4,465	3
Death benefits	(9)	(708)	(2,067)	(13)
Surrenders and withdrawals	(403)	(5,743)	(12,833)	(179)
Transfers between Divisions
(including fixed account), net	(580)	4,175	18,721	(30)
Increase (decrease) in net assets derived from
principal transactions	227	89	8,286	(219)
Total increase (decrease) in net assets	2,721	11,285	19,215	(95)
Net assets at December 31, 2010	$11,833	$108,925	$260,443	$1,384

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

		ING UBS U. S.	ING Van	ING Van
	ING Thornburg	Large Cap	Kampen	Kampen Equity
	Value	Equity	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2009	$4,948	$6,145	$ 135,204	$2,076

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(79)	(77)	(187)	(1,277)
Total realized gain (loss) on investments
and capital gains distributions	(291)	(729)	(11,332)	(37)
Net unrealized appreciation (depreciation)
of investments	2,354	2,302	44,003	447
Net increase (decrease) in net assets from operations	1,984	1,496	32,484	(867)
Changes from principal transactions:
Premiums	621	52	6,129	27,771
Death benefits	(54)	(182)	(1,803)	(2,774)
Surrenders and withdrawals	(137)	(209)	(5,431)	(9,040)
Transfers between Divisions
(including fixed account), net	354	(799)	(2,312)	(14,845)
Increase (decrease) in net assets derived from
principal transactions	784	(1,138)	(3,417)	1,112
Total increase (decrease) in net assets	2,768	358	29,067	245
Net assets at December 31, 2009	7,716	6,503	164,271	2,321

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	(97)	(1,954)	(436)
Total realized gain (loss) on investments
and capital gains distributions	(142)	(269)	(9,007)	(8)
Net unrealized appreciation (depreciation)
of investments	831	974	30,877	224
Net increase (decrease) in net assets from operations	633	608	19,916	(220)
Changes from principal transactions:
Premiums	996	69	2,446	3,858
Death benefits	(131)	(42)	(1,118)	(696)
Surrenders and withdrawals	(360)	(446)	(9,533)	(4,737)
Transfers between Divisions
(including fixed account), net	(573)	(463)	13,049	1,520
Increase (decrease) in net assets derived from
principal transactions	(68)	(882)	4,844	(55)
Total increase (decrease) in net assets	565	(274)	24,760	(275)
Net assets at December 31, 2010	$8,281	$6,229	$ 189,031	$2,046

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class S	Class S	Class S
Net assets at January 1, 2009	$169,926	$1,170	$512	$573

Increase (decrease) in net assets
Operations:
Net investment income (loss)	86	92	45	41
Total realized gain (loss) on investments
and capital gains distributions	(10,641)	(100)	(46)	(55)
Net unrealized appreciation (depreciation)
of investments	43,914	208	107	108
Net increase (decrease) in net assets from operations	33,359	200	106	94
Changes from principal transactions:
Premiums	(13,729)	8	(29)	6
Death benefits	-	-	-	-
Surrenders and withdrawals	-	(23)	-	(62)
Transfers between Divisions
(including fixed account), net	-	(2)	-	46
Increase (decrease) in net assets derived from
principal transactions	(13,729)	(17)	(29)	(10)
Total increase (decrease) in net assets	19,630	183	77	84
Net assets at December 31, 2009	189,556	1,353	589	657

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(966)	45	14	20
Total realized gain (loss) on investments
and capital gains distributions	(4,615)	(42)	(50)	(66)
Net unrealized appreciation (depreciation)
of investments	23,524	130	98	116
Net increase (decrease) in net assets from operations	17,943	133	62	70
Changes from principal transactions:
Premiums	(397)	(36)	(50)	148
Death benefits	(1,180)	-	-	(18)
Surrenders and withdrawals	(7,877)	-	-	(44)
Transfers between Divisions
(including fixed account), net	9,450	1	-	(38)
Increase (decrease) in net assets derived from
principal transactions	(4)	(35)	(50)	48
Total increase (decrease) in net assets	17,939	98	12	118
Net assets at December 31, 2010	$207,495	$1,451	$601	$775

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U. S.	ING GET U. S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 5	Series 6
Net assets at January 1, 2009	$90	$274,706	$16,931	$18,708

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2,717)	208	(21)
Total realized gain (loss) on investments
and capital gains distributions	(4)	(19,572)	(893)	(1,130)
Net unrealized appreciation (depreciation)
of investments	28	101,072	562	997
Net increase (decrease) in net assets from operations	24	78,783	(123)	(154)
Changes from principal transactions:
Premiums	-	3,438	(7)	(7)
Death benefits	-	(5,982)	(492)	(180)
Surrenders and withdrawals	(5)	(22,338)	(1,791)	(3,464)
Transfers between Divisions
(including fixed account), net	-	125,252	(201)	(485)
Increase (decrease) in net assets derived from
principal transactions	(5)	100,370	(2,491)	(4,136)
Total increase (decrease) in net assets	19	179,153	(2,614)	(4,290)
Net assets at December 31, 2009	109	453,859	14,317	14,418

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6,642)	(46)	9
Total realized gain (loss) on investments
and capital gains distributions	(2)	(4,991)	(970)	(945)
Net unrealized appreciation (depreciation)
of investments	15	57,770	993	931
Net increase (decrease) in net assets from operations	13	46,137	(23)	(5)
Changes from principal transactions:
Premiums	-	2,214	(6)	(11)
Death benefits	-	(7,758)	(97)	(109)
Surrenders and withdrawals	(8)	(41,659)	(2,508)	(3,417)
Transfers between Divisions
(including fixed account), net	-	(3,127)	(332)	(170)
Increase (decrease) in net assets derived from
principal transactions	(8)	(50,330)	(2,943)	(3,707)
Total increase (decrease) in net assets	5	(4,193)	(2,966)	(3,712)
Net assets at December 31, 2010	$114	$449,666	$11,351	$10,706

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING GET U. S.	ING GET U. S.	ING GET U. S.	ING GET U. S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10
Net assets at January 1, 2009	$11,948	$7,399	$6,080	$5,125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(6)	17	25
Total realized gain (loss) on investments
and capital gains distributions	(441)	(548)	(295)	(248)
Net unrealized appreciation (depreciation)
of investments	274	506	243	71
Net increase (decrease) in net assets from operations	(143)	(48)	(35)	(152)
Changes from principal transactions:
Premiums	-	(1)	-	-
Death benefits	(127)	(59)	-	(54)
Surrenders and withdrawals	(846)	(1,727)	(655)	(775)
Transfers between Divisions
(including fixed account), net	(382)	(17)	(246)	(54)
Increase (decrease) in net assets derived from
principal transactions	(1,355)	(1,804)	(901)	(883)
Total increase (decrease) in net assets	(1,498)	(1,852)	(936)	(1,035)
Net assets at December 31, 2009	10,450	5,547	5,144	4,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	8	2	11
Total realized gain (loss) on investments
and capital gains distributions	(866)	(409)	(338)	(252)
Net unrealized appreciation (depreciation)
of investments	900	420	419	312
Net increase (decrease) in net assets from operations	45	19	83	71
Changes from principal transactions:
Premiums	(4)	(1)	(1)	-
Death benefits	(383)	(168)	(52)	(35)
Surrenders and withdrawals	(2,166)	(1,250)	(1,113)	(840)
Transfers between Divisions
(including fixed account), net	(477)	(38)	(25)	(70)
Increase (decrease) in net assets derived from
principal transactions	(3,030)	(1,457)	(1,191)	(945)
Total increase (decrease) in net assets	(2,985)	(1,438)	(1,108)	(874)
Net assets at December 31, 2010	$7,465	$4,109	$4,036	$3,216

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING GET U. S.	ING GET U. S.	ING GET U. S.	ING GET U. S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 11	Series 12	Series 13	Series 14
Net assets at January 1, 2009	$7,708	$2,781	$23,085	$76,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	110	28	345	1,296
Total realized gain (loss) on investments
and capital gains distributions	(559)	(170)	(484)	(310)
Net unrealized appreciation (depreciation)
of investments	218	65	(713)	(3,050)
Net increase (decrease) in net assets from operations	(231)	(77)	(852)	(2,064)
Changes from principal transactions:
Premiums	-	(1)	1	(4)
Death benefits	(51)	-	(597)	(341)
Surrenders and withdrawals	(1,699)	(390)	(5,286)	(22,386)
Transfers between Divisions
(including fixed account), net	(9)	(81)	(545)	(6,074)
Increase (decrease) in net assets derived from
principal transactions	(1,759)	(472)	(6,427)	(28,805)
Total increase (decrease) in net assets	(1,990)	(549)	(7,279)	(30,869)
Net assets at December 31, 2009	5,718	2,232	15,806	45,358

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	15	103	815
Total realized gain (loss) on investments
and capital gains distributions	(293)	(115)	(209)	(68)
Net unrealized appreciation (depreciation)
of investments	414	176	791	1,300
Net increase (decrease) in net assets from operations	138	76	685	2,047
Changes from principal transactions:
Premiums	(7)	(2)	2	(2)
Death benefits	(8)	(52)	(207)	(460)
Surrenders and withdrawals	(672)	(226)	(3,109)	(10,382)
Transfers between Divisions
(including fixed account), net	(312)	(66)	(323)	(302)
Increase (decrease) in net assets derived from
principal transactions	(999)	(346)	(3,637)	(11,146)
Total increase (decrease) in net assets	(861)	(270)	(2,952)	(9,099)
Net assets at December 31, 2010	$4,857	$1,962	$12,854	$36,259

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING BlackRock
	Science and
	Technology	ING Euro
	Opportunities	STOXX 50	ING FTSE 100	ING Hang Seng
	Portfolio -	Index Portfolio -	Index Portfolio -	Index Portfolio -
	Class S	Class A	Class A	Class S
Net assets at January 1, 2009	$87,426	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,846)	(3)	(2)	(170)
Total realized gain (loss) on investments
and capital gains distributions	(9,989)	13	-	764
Net unrealized appreciation (depreciation)
of investments	73,814	-	7	1,662
Net increase (decrease) in net assets from operations	59,979	10	5	2,256
Changes from principal transactions:
Premiums	9,861	47	428	2,752
Death benefits	(881)	-	-	(5)
Surrenders and withdrawals	(6,484)	(1)	(1)	(871)
Transfers between Divisions
(including fixed account), net	73,353	552	323	37,554
Increase (decrease) in net assets derived from
principal transactions	75,849	598	750	39,430
Total increase (decrease) in net assets	135,828	608	755	41,686
Net assets at December 31, 2009	223,254	608	755	41,686

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,950)	(57)	(69)	(1,558)
Total realized gain (loss) on investments
and capital gains distributions	(731)	48	176	1,115
Net unrealized appreciation (depreciation)
of investments	37,693	(60)	183	2,737
Net increase (decrease) in net assets from operations	31,012	(69)	290	2,294
Changes from principal transactions:
Premiums	6,066	392	(4,849)	2,498
Death benefits	(1,845)	-	(42)	(540)
Surrenders and withdrawals	(14,630)	(191)	(351)	(3,196)
Transfers between Divisions
(including fixed account), net	20,109	3,999	7,792	39,142
Increase (decrease) in net assets derived from
principal transactions	9,700	4,200	2,550	37,904
Total increase (decrease) in net assets	40,712	4,131	2,840	40,198
Net assets at December 31, 2010	$263,966	$4,739	$3,595	$81,884

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING
	LargeCap	MidCap	SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2009	$174,373	$115,644	$88,612	$6,041

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,257	(1,184)	(863)	(812)
Total realized gain (loss) on investments
and capital gains distributions	(20,494)	(15,463)	(11,004)	(531)
Net unrealized appreciation (depreciation)
of investments	49,484	45,570	28,599	8,690
Net increase (decrease) in net assets from operations	30,247	28,923	16,732	7,347
Changes from principal transactions:
Premiums	320	1,130	379	7,089
Death benefits	(3,476)	(1,770)	(1,216)	(215)
Surrenders and withdrawals	(14,025)	(5,853)	(3,866)	(2,113)
Transfers between Divisions
(including fixed account), net	(13,102)	(10,349)	(6,173)	51,439
Increase (decrease) in net assets derived from
principal transactions	(30,283)	(16,842)	(10,876)	56,200
Total increase (decrease) in net assets	(36)	12,081	5,856	63,547
Net assets at December 31, 2009	174,337	127,725	94,468	69,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(439)	(1,871)	(1,809)	833
Total realized gain (loss) on investments
and capital gains distributions	(14,359)	(7,964)	(6,416)	3,016
Net unrealized appreciation (depreciation)
of investments	31,703	31,547	25,210	(3,261)
Net increase (decrease) in net assets from operations	16,905	21,712	16,985	588
Changes from principal transactions:
Premiums	176	138	72	1,744
Death benefits	(2,177)	(1,119)	(847)	(513)
Surrenders and withdrawals	(22,046)	(8,214)	(6,226)	(4,197)
Transfers between Divisions
(including fixed account), net	(5,863)	(8,815)	(4,553)	(2,166)
Increase (decrease) in net assets derived from
principal transactions	(29,910)	(18,010)	(11,554)	(5,132)
Total increase (decrease) in net assets	(13,005)	3,702	5,431	(4,544)
Net assets at December 31, 2010	$161,332	$131,427	$99,899	$65,044

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

		ING	ING Russell™	ING Russell™
	ING Japan	Opportunistic	Global Large	Large Cap
	TOPIX Index®	Large Cap	Cap Index 75%	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class S	Class S	Class S
Net assets at January 1, 2009	$-	$ 11,563	$2,725	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	76	40	(1,646)
Total realized gain (loss) on investments
and capital gains distributions	(9)	(1,624)	275	1,187
Net unrealized appreciation (depreciation)
of investments	2	2,712	2,749	21,056
Net increase (decrease) in net assets from operations	(9)	1,164	3,064	20,597
Changes from principal transactions:
Premiums	(375)	83	7,436	1,164
Death benefits	-	(144)	(228)	(1,067)
Surrenders and withdrawals	(1)	(910)	(224)	(3,126)
Transfers between Divisions
(including fixed account), net	709	(537)	4,464	124,326
Increase (decrease) in net assets derived from
principal transactions	333	(1,508)	11,448	121,297
Total increase (decrease) in net assets	324	(344)	14,512	141,894
Net assets at December 31, 2009	324	11,219	17,237	141,894

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(101)	28	(67)	(2,704)
Total realized gain (loss) on investments
and capital gains distributions	(62)	(4,925)	3,725	3,772
Net unrealized appreciation (depreciation)
of investments	717	4,089	(2,910)	11,251
Net increase (decrease) in net assets from operations	554	(808)	748	12,319
Changes from principal transactions:
Premiums	5,250	12	1,038	832
Death benefits	-	(156)	(8)	(1,223)
Surrenders and withdrawals	(226)	(1,009)	(246)	(9,281)
Transfers between Divisions
(including fixed account), net	2,561	(9,258)	(18,769)	(1,966)
Increase (decrease) in net assets derived from
principal transactions	7,585	(10,411)	(17,985)	(11,638)
Total increase (decrease) in net assets	8,139	(11,219)	(17,237)	681
Net assets at December 31, 2010	$8,463	$-	$-	$142,575

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

		ING Russell™	ING Russell™
	ING Russell™	Large Cap	Mid Cap	ING Russell™
	Large Cap	Value Index	Growth Index	Mid Cap Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2009	$22,903	$-	$-	$22,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,018)	(225)	(2,272)	(1,252)
Total realized gain (loss) on investments
and capital gains distributions	1,260	367	1,109	(3,279)
Net unrealized appreciation (depreciation)
of investments	58,609	3,245	28,135	21,683
Net increase (decrease) in net assets from operations	55,851	3,387	26,972	17,152
Changes from principal transactions:
Premiums	9,625	882	2,127	13,265
Death benefits	(3,662)	(201)	(2,564)	(505)
Surrenders and withdrawals	(10,615)	(904)	(5,428)	(1,849)
Transfers between Divisions
(including fixed account), net	298,395	20,841	227,261	34,407
Increase (decrease) in net assets derived from
principal transactions	293,743	20,618	221,396	45,318
Total increase (decrease) in net assets	349,594	24,005	248,368	62,470
Net assets at December 31, 2009	372,497	24,005	248,368	85,119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,262	(196)	(5,118)	(1,915)
Total realized gain (loss) on investments
and capital gains distributions	12,960	4,147	10,587	13,882
Net unrealized appreciation (depreciation)
of investments	14,170	(1,913)	48,180	6,499
Net increase (decrease) in net assets from operations	31,392	2,038	53,649	18,466
Changes from principal transactions:
Premiums	2,778	428	2,438	5,853
Death benefits	(8,705)	(581)	(5,468)	(507)
Surrenders and withdrawals	(31,818)	(3,362)	(19,309)	(5,404)
Transfers between Divisions
(including fixed account), net	(10,193)	12,698	18,299	17,330
Increase (decrease) in net assets derived from
principal transactions	(47,938)	9,183	(4,040)	17,272
Total increase (decrease) in net assets	(16,546)	11,221	49,609	35,738
Net assets at December 31, 2010	$355,951	$35,226	$297,977	$120,857

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

				ING
				WisdomTreeSM
	ING Russell™	ING Small		Global High-
	Small Cap	Company	ING U. S. Bond	Yielding Equity
	Index Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2009	$70,527	$ 43,479	$177,261	$145,051

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,194)	(1,011)	(1,098)	(4,597)
Total realized gain (loss) on investments
and capital gains distributions	(12,526)	(8,664)	5,894	(18,171)
Net unrealized appreciation (depreciation)
of investments	34,800	22,788	3,568	68,090
Net increase (decrease) in net assets from operations	20,080	13,113	8,364	45,322
Changes from principal transactions:
Premiums	13,532	9,557	32,415	23,714
Death benefits	(790)	(283)	(2,781)	(1,523)
Surrenders and withdrawals	(3,886)	(2,451)	(13,899)	(4,528)
Transfers between Divisions
(including fixed account), net	15,237	12,118	50,398	4,997
Increase (decrease) in net assets derived from
principal transactions	24,093	18,941	66,133	22,660
Total increase (decrease) in net assets	44,173	32,054	74,497	67,982
Net assets at December 31, 2009	114,700	75,533	251,758	213,033

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,876)	(1,627)	(485)	1,623
Total realized gain (loss) on investments
and capital gains distributions	6,124	14,076	9,365	(17,524)
Net unrealized appreciation (depreciation)
of investments	21,586	4,507	(870)	19,810
Net increase (decrease) in net assets from operations	24,834	16,956	8,010	3,909
Changes from principal transactions:
Premiums	3,431	2,034	5,167	4,928
Death benefits	(898)	(452)	(2,502)	(913)
Surrenders and withdrawals	(9,323)	(4,359)	(22,176)	(7,771)
Transfers between Divisions
(including fixed account), net	41,308	12,731	(7,626)	(11,904)
Increase (decrease) in net assets derived from
principal transactions	34,518	9,954	(27,137)	(15,660)
Total increase (decrease) in net assets	59,352	26,910	(19,127)	(11,751)
Net assets at December 31, 2010	$174,052	$ 102,443	$232,631	$201,282

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	ING
	International	ING MidCap	ING SmallCap
	Value	Opportunities	Opportunities	Invesco V. I.
	Portfolio -	Portfolio -	Portfolio -	Leisure Fund -
	Class S	Class S	Class S	Series I Shares
Net assets at January 1, 2009	$ 8,896	$223,352	$51,591	$17,862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(5,399)	(1,403)	(152)
Total realized gain (loss) on investments
and capital gains distributions	(1,275)	(15,469)	(893)	(3,132)
Net unrealized appreciation (depreciation)
of investments	3,426	101,185	15,414	7,970
Net increase (decrease) in net assets from operations	2,163	80,317	13,118	4,686
Changes from principal transactions:
Premiums	739	6,514	257	5
Death benefits	(74)	(5,053)	(532)	(167)
Surrenders and withdrawals	(227)	(15,932)	(2,604)	(935)
Transfers between Divisions
(including fixed account), net	(779)	7,932	(2,389)	(1,330)
Increase (decrease) in net assets derived from
principal transactions	(341)	(6,539)	(5,268)	(2,427)
Total increase (decrease) in net assets	1,822	73,778	7,850	2,259
Net assets at December 31, 2009	10,718	297,130	59,441	20,121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	(5,807)	(1,565)	(412)
Total realized gain (loss) on investments
and capital gains distributions	(1,738)	(994)	1,363	(2,585)
Net unrealized appreciation (depreciation)
of investments	1,740	88,470	15,997	6,413
Net increase (decrease) in net assets from operations	36	81,669	15,795	3,416
Changes from principal transactions:
Premiums	227	3,321	85	(48)
Death benefits	(5)	(6,367)	(556)	(290)
Surrenders and withdrawals	(586)	(28,263)	(4,480)	(1,466)
Transfers between Divisions
(including fixed account), net	(945)	51,967	(2,199)	(1,236)
Increase (decrease) in net assets derived from
principal transactions	(1,309)	20,658	(7,150)	(3,040)
Total increase (decrease) in net assets	(1,273)	102,327	8,645	376
Net assets at December 31, 2010	$ 9,445	$399,457	$68,086	$20,497

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Legg Mason
	Legg Mason	Global Currents
	ClearBridge	Variable	Legg Mason	Legg Mason
	Variable Large	International	Western Asset	Western Asset
	Cap Value	All Cap	Variable High	Variable Money
	Portfolio -	Opportunity	Income	Market
	Class I	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2009	$73	$39	$51	$23

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	7	-
Total realized gain (loss) on investments
and capital gains distributions	(7)	(7)	(2)	-
Net unrealized appreciation (depreciation)
of investments	22	17	23	-
Net increase (decrease) in net assets from operations	15	9	28	-
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(8)	(2)	(1)	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(8)	(2)	(1)	-
Total increase (decrease) in net assets	7	7	27	-
Net assets at December 31, 2009	80	46	78	23

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	6	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	(12)	(5)	-
Net unrealized appreciation (depreciation)
of investments	8	12	9	-
Net increase (decrease) in net assets from operations	5	-	10	-
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(8)	(7)	(16)	-
Transfers between Divisions
(including fixed account), net	1	-	-	(23)
Increase (decrease) in net assets derived from
principal transactions	(7)	(7)	(16)	(23)
Total increase (decrease) in net assets	(2)	(7)	(6)	(23)
Net assets at December 31, 2010	$78	$39	$72	$-

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Oppenheimer	PIMCO Real
	Main Street	Return	Pioneer Equity
	Small Cap	Portfolio -	Income VCT
	Fund®/VA -	Administrative	Portfolio -	ProFund VP
	Service Class	Class	Class II	Bull
Net assets at January 1, 2009	$822	$7,515	$13,323	$ 14,046

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	162	237	(279)
Total realized gain (loss) on investments
and capital gains distributions	(77)	341	(1,049)	(848)
Net unrealized appreciation (depreciation)
of investments	471	872	2,633	3,813
Net increase (decrease) in net assets from operations	383	1,375	1,821	2,686
Changes from principal transactions:
Premiums	238	1,304	2,039	(1)
Death benefits	-	(37)	(48)	(311)
Surrenders and withdrawals	(79)	(645)	(595)	(694)
Transfers between Divisions
(including fixed account), net	236	1,704	(1,511)	(410)
Increase (decrease) in net assets derived from
principal transactions	395	2,326	(115)	(1,416)
Total increase (decrease) in net assets	778	3,701	1,706	1,270
Net assets at December 31, 2009	1,600	11,216	15,029	15,316

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	22	90	(365)
Total realized gain (loss) on investments
and capital gains distributions	(56)	116	(996)	(450)
Net unrealized appreciation (depreciation)
of investments	400	623	3,318	2,153
Net increase (decrease) in net assets from operations	328	761	2,412	1,338
Changes from principal transactions:
Premiums	39	444	206	(1)
Death benefits	-	(10)	(17)	(178)
Surrenders and withdrawals	(84)	(1,382)	(831)	(826)
Transfers between Divisions
(including fixed account), net	(24)	1,434	(1,134)	(538)
Increase (decrease) in net assets derived from
principal transactions	(69)	486	(1,776)	(1,543)
Total increase (decrease) in net assets	259	1,247	636	(205)
Net assets at December 31, 2010	$1,859	$12,463	$15,665	$ 15,111

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Wells Fargo	Wells Fargo
		ProFund VP	Advantage VT	Advantage VT
	ProFund VP	Rising Rates	Omega Growth	C&B Large Cap
	Europe 30	Opportunity	Fund - Class 2	Value Fund
Net assets at January 1, 2009	$9,835	$13,199	$-	$233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(284)	-	(2)
Total realized gain (loss) on investments
and capital gains distributions	(1,510)	(2,153)	-	(11)
Net unrealized appreciation (depreciation)
of investments	3,915	6,093	-	67
Net increase (decrease) in net assets from operations	2,404	3,656	-	54
Changes from principal transactions:
Premiums	1	2	-	-
Death benefits	(483)	(228)	-	-
Surrenders and withdrawals	(682)	(1,019)	-	(14)
Transfers between Divisions
(including fixed account), net	(631)	(1,307)	-	(35)
Increase (decrease) in net assets derived from
principal transactions	(1,795)	(2,552)	-	(49)
Total increase (decrease) in net assets	609	1,104	-	5
Net assets at December 31, 2009	10,444	14,303	-	238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(85)	(278)	(7)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(740)	(1,552)	6	(22)
Net unrealized appreciation (depreciation)
of investments	777	(628)	310	12
Net increase (decrease) in net assets from operations	(48)	(2,458)	309	(11)
Changes from principal transactions:
Premiums	(1)	-	(26)	-
Death benefits	(150)	(230)	-	-
Surrenders and withdrawals	(720)	(1,005)	-	(3)
Transfers between Divisions
(including fixed account), net	(264)	(69)	1,204	(224)
Increase (decrease) in net assets derived from
principal transactions	(1,135)	(1,304)	1,178	(227)
Total increase (decrease) in net assets	(1,183)	(3,762)	1,487	(238)
Net assets at December 31, 2010	$9,261	$10,541	$1,487	$-

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Wells Fargo
	Advantage VT	Wells Fargo	Wells Fargo	Wells Fargo
	Index Asset	Advantage VT	Advantage VT	Advantage VT
	Allocation	Intrinsic Value	Large Company	Money Market
	Fund - Class 2	Fund - Class 2	Growth Fund	Fund
Net assets at January 1, 2009	$1,989	$529	$1,308	$43

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(3)	(35)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(104)	(30)	(11)	-
Net unrealized appreciation (depreciation)
of investments	324	102	524	-
Net increase (decrease) in net assets from operations	207	69	478	(1)
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(166)	(40)	(124)	(6)
Transfers between Divisions
(including fixed account), net	(21)	(3)	(133)	-
Increase (decrease) in net assets derived from
principal transactions	(187)	(43)	(257)	(6)
Total increase (decrease) in net assets	20	26	221	(7)
Net assets at December 31, 2009	2,009	555	1,529	36

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(17)	(9)	-
Total realized gain (loss) on investments
and capital gains distributions	(22)	(29)	(73)	-
Net unrealized appreciation (depreciation)
of investments	241	129	(65)	-
Net increase (decrease) in net assets from operations	203	83	(147)	-
Changes from principal transactions:
Premiums	-	5	-	-
Death benefits	-	(8)	(113)	-
Surrenders and withdrawals	(35)	(53)	(49)	-
Transfers between Divisions
(including fixed account), net	(21)	225	(1,220)	(36)
Increase (decrease) in net assets derived from
principal transactions	(56)	169	(1,382)	(36)
Total increase (decrease) in net assets	147	252	(1,529)	(36)
Net assets at December 31, 2010	$2,156	$807	$-	$-

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Statements of Changes in Net Assets For the years ended December 31, 2010 and 2009

(Dollars in thousands)

	Wells Fargo
	Advantage VT	Wells Fargo
	Small Cap	Advantage VT
	Growth Fund -	Total Return
	Class 2	Bond Fund
Net assets at January 1, 2009	$419	$1,029

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	21
Total realized gain (loss) on investments
and capital gains distributions	(62)	5
Net unrealized appreciation (depreciation)
of investments	249	65
Net increase (decrease) in net assets from operations	175	91
Changes from principal transactions:
Premiums	-	-
Death benefits	-	-
Surrenders and withdrawals	(80)	(69)
Transfers between Divisions
(including fixed account), net	(50)	29
Increase (decrease) in net assets derived from
principal transactions	(130)	(40)
Total increase (decrease) in net assets	45	51
Net assets at December 31, 2009	464	1,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	10
Total realized gain (loss) on investments
and capital gains distributions	(8)	34
Net unrealized appreciation (depreciation)
of investments	112	3
Net increase (decrease) in net assets from operations	93	47
Changes from principal transactions:
Premiums	-	-
Death benefits	(65)	-
Surrenders and withdrawals	(40)	(69)
Transfers between Divisions
(including fixed account), net	(16)	17
Increase (decrease) in net assets derived from
principal transactions	(121)	(52)
Total increase (decrease) in net assets	(28)	(5)
Net assets at December 31, 2010	$436	$1,075

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account B (the "Account") was established by ING USA Annuity and Life Insurance Company ("ING USA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect, wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH") an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. ("ING"), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission ("EC"), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings ("IPOs"), sales or a combination thereof. On November 10, 2010, ING announced that while the option of one global IPO remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S. focused IPO.

The Account includes ING Architect Contracts, ING GoldenSelect Contracts, ING Retirement Solutions Rollover Choice Contracts and ING SmartDesign Contracts (collectively, the "Contracts"), that ceased being available to new contractowners in 2010. These Contracts were, however, still available to existing contractowners in 2010. ING GoldenSelect Contracts included Access, DVA Plus, Premium Plus, ESII, and Landmark. ING SmartDesign Contracts include Advantage, Signature Variable Annuity and Variable Annuity.

The Account also includes the following discontinued offerings:

ING GoldenSelect Contracts:
Access One (September 2003)
DVA and DVA Series 100 (May 2000)
DVA 80 (May 1991)
DVA Plus (January 2004)
Generations (October 2008)
Granite PrimElite (May 2001)
Opportunities and Legends (March 2007)
Value (June 2003)
ING Simplicity Contracts (August 2007)
ING SmartDesign Contracts:
Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

In addition, the Account includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

At December 31, 2010, the Account had 154 investment divisions (the "Divisions"), 24 of which invest in independently managed mutual fund portfolios and 130 of which invest in mutual fund portfolios managed by affiliates, either Directed Services LLC ("DSL") or ING Investments, LLC ("IIL"). The assets in each Division are invested in shares of a designated mutual fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2010 and related Trusts are as follows:

BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series -
Class A
Columbia Federal Securities Fund, Variable Series -
Class A
Columbia Large Cap Growth Fund, Variable Series -
Class A
Columbia Small Cap Value Fund, Variable Series -
Class B
Columbia Small Company Growth Fund, Variable
Series - Class A
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service
Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S
ING Investors Trust:
ING American Funds Asset Allocation Portfolio
ING American Funds Bond Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio -
Service Class
ING Artio Foreign Portfolio - Service Class

ING Investors Trust (continued):
ING Artio Foreign Portfolio - Service 2 Class
ING BlackRock Inflation Protected Bond Portfolio -
Service Class*
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
ING BlackRock Large Cap Growth Portfolio -
Service Class
ING BlackRock Large Cap Value Portfolio - Service
Class
ING BlackRock Large Cap Value Portfolio -
Service 2 Class
ING Clarion Global Real Estate Portfolio - Service
Class
ING Clarion Global Real Estate Portfolio - Service 2
Class
ING Clarion Real Estate Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service 2 Class
ING DFA World Equity Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
ING FMRSM Diversified Mid Cap Portfolio -
Service 2 Class
ING Franklin Income Portfolio - Service Class
ING Franklin Income Portfolio - Service 2 Class
ING Franklin Mutual Shares Portfolio - Service
Class
ING Franklin Templeton Founding Strategy
Portfolio - Service Class
ING Global Resources Portfolio - Service Class
ING Global Resources Portfolio - Service 2 Class
ING Janus Contrarian Portfolio - Service Class
ING Janus Contrarian Portfolio - Service 2 Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Investors Trust (continued):	ING Investors Trust (continued):
ING JPMorgan Emerging Markets Equity Portfolio -	ING Van Kampen Growth and Income Portfolio -
Service Class	Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Van Kampen Growth and Income Portfolio -
Service 2 Class	Service 2 Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Wells Fargo HealthCare Portfolio - Service
Service Class	Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Mutual Funds:
Service 2 Class	ING Diversified International Fund - Class R
ING Large Cap Growth Portfolio - Service Class	ING Partners, Inc. :
ING Large Cap Growth Portfolio - Service 2 Class	ING American Century Small-Mid Cap Value
ING Limited Maturity Bond Portfolio - Service Class	Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service
ING Liquid Assets Portfolio - Service 2 Class	Class
ING Lord Abbett Growth and Income Portfolio -	ING Columbia Small Cap Value Portfolio - Service
Service Class	Class
ING Lord Abbett Growth and Income Portfolio -	ING Davis New York Venture Portfolio - Service
Service 2 Class	Class
ING Marsico Growth Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING Marsico Growth Portfolio - Service 2 Class	Class
ING Marsico International Opportunities Portfolio -	ING Legg Mason ClearBridge Aggressive Growth
Service Class	Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING MFS Total Return Portfolio - Service 2 Class	ING Oppenheimer Global Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Global Strategic Income
ING Morgan Stanley Global Franchise Portfolio -	Portfolio - Service Class
Service Class	ING PIMCO Total Return Portfolio - Service Class
ING Morgan Stanley Global Franchise Portfolio -	ING Solution 2015 Portfolio - Service Class
Service 2 Class	ING Solution 2025 Portfolio - Service Class
ING Morgan Stanley Global Tactical Asset Allocation	ING Solution 2035 Portfolio - Service Class
Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
ING Oppenheimer Active Allocation Portfolio -	ING Solution Income Portfolio - Service Class
Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING PIMCO High Yield Portfolio - Service Class	Portfolio - Service Class
ING PIMCO Total Return Bond Portfolio - Service	ING T. Rowe Price Growth Equity Portfolio - Service
Class	Class
ING PIMCO Total Return Bond Portfolio - Service 2	ING Templeton Foreign Equity Portfolio - Service
Class	Class
ING Pioneer Fund Portfolio - Service Class	ING Thornburg Value Portfolio - Initial Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Thornburg Value Portfolio - Service Class
ING Retirement Conservative Portfolio - Adviser	ING UBS U. S. Large Cap Equity Portfolio - Service
Class*	Class
ING Retirement Growth Portfolio - Adviser Class*	ING Van Kampen Comstock Portfolio - Service
ING Retirement Moderate Growth Portfolio - Adviser	Class
Class*	ING Van Kampen Equity and Income Portfolio -
ING Retirement Moderate Portfolio - Adviser Class*	Initial Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING Van Kampen Equity and Income Portfolio -
Service Class	Service Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING Strategic Allocation Portfolios, Inc. :
Service 2 Class	ING Strategic Allocation Conservative Portfolio -
ING T. Rowe Price Equity Income Portfolio - Service	Class S
Class	ING Strategic Allocation Growth Portfolio - Class S
ING T. Rowe Price Equity Income Portfolio - Service 2	ING Strategic Allocation Moderate Portfolio -
Class	Class S
ING Templeton Global Growth Portfolio - Service	ING Variable Funds:
Class	ING Growth and Income Portfolio - Class I
ING Templeton Global Growth Portfolio - Service 2	ING Growth and Income Portfolio - Class S
Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Variable Insurance Trust:	Invesco Variable Insurance Funds:
ING GET U. S. Core Portfolio - Series 5	Invesco V. I. Leisure Fund - Series I Shares
ING GET U. S. Core Portfolio - Series 6	Legg Mason Partners Variable Equity Trust:
ING GET U. S. Core Portfolio - Series 7	Legg Mason ClearBridge Variable Large Cap Value
ING GET U. S. Core Portfolio - Series 8	Portfolio - Class I
ING GET U. S. Core Portfolio - Series 9	Legg Mason Global Currents Variable International
ING GET U. S. Core Portfolio - Series 10	All Cap Opportunity Portfolio
ING GET U. S. Core Portfolio - Series 11	Legg Mason Partners Variable Income Trust:
ING GET U. S. Core Portfolio - Series 12	Legg Mason Western Asset Variable High Income
ING GET U. S. Core Portfolio - Series 13	Portfolio
ING GET U. S. Core Portfolio - Series 14	Oppenheimer Variable Account Funds:
ING Variable Portfolios, Inc. :	Oppenheimer Main Street Small Cap Fund®/VA -
ING BlackRock Science and Technology Opportunities	Service Class
Portfolio - Class S	PIMCO Variable Insurance Trust:
ING Euro STOXX 50 Index Portfolio - Class A*	PIMCO Real Return Portfolio - Administrative Class
ING FTSE 100 Index Portfolio - Class A*	Pioneer Variable Contracts Trust:
ING Hang Seng Index Portfolio - Class S*	Pioneer Equity Income VCT Portfolio - Class II
ING Index Plus LargeCap Portfolio - Class S	ProFunds:
ING Index Plus MidCap Portfolio - Class S	ProFund VP Bull
ING Index Plus SmallCap Portfolio - Class S	ProFund VP Europe 30
ING International Index Portfolio - Class S	ProFund VP Rising Rates Opportunity
ING Japan TOPIX Index® Portfolio - Class A*	Wells Fargo Funds Trust:
ING Russell™ Large Cap Growth Index Portfolio -	Wells Fargo Advantage VT Omega Growth Fund -
Class S*	Class 2**
ING Russell™ Large Cap Index Portfolio - Class S	Wells Fargo Variable Trust:
ING Russell™ Large Cap Value Index Portfolio -	Wells Fargo Advantage VT Index Asset Allocation
Class S*	Fund - Class 2
ING Russell™ Mid Cap Growth Index Portfolio -	Wells Fargo Advantage VT Intrinsic Value Fund -
Class S*	Class 2
ING Russell™ Mid Cap Index Portfolio - Class S	Wells Fargo Advantage VT Small Cap Growth
ING Russell™ Small Cap Index Portfolio - Class S	Fund - Class 2
ING Small Company Portfolio - Class S	Wells Fargo Advantage VT Total Return Bond Fund
ING U. S. Bond Index Portfolio - Class S

ING WisdomTreeSM Global High-Yielding Equity	*	Division added to the list in 2009
Index Portfolio - Class S	**	Division added to the list in 2010
ING Variable Products Trust:
ING International Value Portfolio - Class S
ING MidCap Opportunities Portfolio - Class S
ING SmallCap Opportunities Portfolio - Class S

The names of certain Divisions were changed during 2010. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING Investors Trust:	ING Investors Trust:
ING DFA World Equity Portfolio - Service Class	ING Focus 5 Portfolio - Service Class
ING Large Cap Growth Portfolio - Service Class	ING Evergreen Omega Portfolio - Service Class
ING Large Cap Growth Portfolio - Service 2 Class	ING Evergreen Omega Portfolio - Service 2 Class
ING Lord Abbett Growth and Income Portfolio -	ING Lord Abbett Affiliated Portfolio - Service Class
Service Class
ING Lord Abbett Growth and Income Portfolio -	ING Lord Abbett Affiliated Portfolio - Service 2 Class
Service 2 Class
ING Morgan Stanley Global Franchise Portfolio -	ING Van Kampen Global Franchise Portfolio - Service
Service Class	Class
ING Morgan Stanley Global Franchise Portfolio -	ING Van Kampen Global Franchise Portfolio - Service 2
Service 2 Class	Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Current Name

ING Investors Trust (continued):

ING Morgan Stanley Global Tactical Asset Allocation Portfolio - Service Class ING Wells Fargo HealthCare Portfolio - Service Class ING Partners, Inc.: ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class ING Oppenheimer Global Strategic Income Portfolio -Service Class ING Variable Portfolios, Inc.: ING Euro STOXX 50 Index Portfolio - Class A

ING Japan TOPIX Index® Portfolio - Class A Invesco Variable Insurance Funds: Invesco V.I. Leisure Fund - Series I Shares Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I

Wells Fargo Variable Trust:

Wells Fargo Advantage VT C&B Large Cap Value Fund Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2 Wells Fargo Advantage VT Intrinsic Value Fund -Class 2 Wells Fargo Advantage VT Large Company Growth Fund Wells Fargo Advantage VT Money Market Fund Wells Fargo Advantage VT Small Cap Growth Fund -Class 2 Wells Fargo Advantage VT Total Return Bond Fund

Former Name

ING Investors Trust (continued):

ING Van Kampen Global Tactical Asset Allocation Portfolio - Service Class ING Evergreen Health Sciences Portfolio - Service Class ING Partners, Inc.: ING Legg Mason Partners Aggressive Growth Portfolio -Service Class ING Oppenheimer Strategic Income Portfolio - Service Class ING Variable Portfolios, Inc.: ING Dow Jones Euro STOXX 50 Index Portfolio -Class A

ING Japan Equity Index Portfolio - Class A AIM Variable Insurance Funds: AIM V.I. Leisure Fund - Series I Shares Legg Mason Partners Variable Equity Trust:

Legg Mason ClearBridge Variable Investors Portfolio

Wells Fargo Funds Trust:

Wells Fargo Advantage C&B Large Cap Value Fund Wells Fargo Advantage Asset Allocation Fund Wells Fargo Advantage Equity Income Fund Wells Fargo Advantage Large Company Growth Fund

Wells Fargo Advantage Money Market Fund Wells Fargo Advantage Small Cap Growth Fund

Wells Fargo Advantage Total Return Bond Fund

The following Divisions were closed to contractowners in 2010:

ING Investors Trust:

ING Wells Fargo Small Cap Disciplined Portfolio - Service Class ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class ING Variable Portfolios, Inc.: ING Opportunistic Large Cap Portfolio - Class S

ING Russell™ Global Large Cap Index 75% Portfolio - Class S Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio Wells Fargo Variable Trust: Wells Fargo Advantage VT C&B Large Cap Value Fund Wells Fargo Advantage VT Large Company Growth Fund Wells Fargo Advantage VT Money Market Fund

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

The following Divisions were offered during 2010 but did not have any activity as of December 31, 2010:

ING Investors Trust:

ING BlackRock Large Cap Growth Portfolio - Service 2 Class ING Wells Fargo Health Care Portfolio - Service 2 Class ING Variable Portfolios, Inc.: ING Small Company Portfolio - Service 2 Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING USA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional funds to

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2010 and for the years ended December 31, 2010 and 2009, were issued.

3.	Recently Adopted Accounting Standards
Disclosures about Fair Value Measurements
January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting
Update ("ASU") 2010-06, "Fair Value Measurements and Disclosure (Topic
Improving Disclosures about Fair Value Measurements," ("ASU 2010-06"), which several new disclosures, as well as clarification to existing disclosures, as

Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
Fair value measurement disclosures for each class of assets and liabilities (i. e. , disaggregated); and
Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.
provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except the disclosures related to the Level 3 reconciliation, which are effective for fiscal beginning after December 15, 2010, and for interim periods within those fiscal
The Account determined, however, that there was no effect on the Account's

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

disclosures, as the guidance is consistent with that previously applied by the Account under FASB Accounting Standards Codification TM ("ASC") Topic 820, "Fair Value Measurements and Disclosures" ("ASC Topic 820"). As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Account's net assets and results of operations.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC

Topic 855, "Subsequent Events," which establishes:

  The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
  The circumstances under which an entity should recognize such events or transactions in its financial statements; and
  Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, "Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements," which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account's net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, "Fair Value Measurements and Disclosures," which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

  Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

  Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
  Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on April 1, 2009. The Account determined, however, that there was no effect on the Account's net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

4.	Financial Instruments
Account invests assets in shares of open-end mutual funds, which process orders to and redeem shares on a daily basis at the fund's next computed net asset values
.. The fair value of the Account's assets is based on the NAVs of mutual funds, are obtained from the custodian and reflect the fair values of the mutual fund
The NAV is calculated daily upon close of the New York Stock Exchange is based on the fair values of the underlying securities.
Account's financial assets are recorded at fair value on the Statements of Assets and and are categorized as Level 1 as of December 31, 2010 and 2009, based on the priority of the inputs to the valuation technique below. The had no financial liabilities as of December 31, 2010.
ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in markets for identical assets or liabilities (Level 1) and the lowest priority to inputs (Level 3) . If the inputs used to measure fair value fall within levels of the hierarchy, the category level is based on the lowest priority level that is significant to the fair value measurement of the instrument.
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2 - Quoted prices in markets that are not active or inputs that are observable
	either	directly or indirectly for substantially the full term of the asset or liability.
	Level	2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both
	unobservable	and significant to the overall fair value measurement. These
	valuations,	whether derived internally or obtained from a third party, use critical
	assumptions	that are not widely available to estimate market participant

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

expectations in valuing the asset or liability.

5. Charges and Fees

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual or Quarterly Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. SmartDesign Advantage, SmartDesign Signature, and SmartDesign Variable Annuity contracts each have three different death benefit options referred to as Option Package I, Option Package II, and Option Package III . Focus has two different options referred to as Option Package I, Option Package II.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover ING USA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Daily charges are deducted at annual rates of up to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts:

Series	Annual Rates
ING:
Architect (pre January 2008) Max 7	1.40%
Architect (post January 2008) Max 7	1.55
Architect (pre January 2008) Quarterly Ratchet	1.10
Architect (post January 2008) Quarterly Ratchet	1.25
Architect (post April 2008) Quarterly Ratchet	1.30
Architect (pre January 2008) Standard	0.85
Architect (post January 2008) Standard	1.00
Focus Variable Annuity Option I	0.60
Focus Variable Annuity Option II	0.80
Rollover ChoiceSM Option I (pre August 7, 2003)	0.60
Rollover ChoiceSM Option II (pre August 7, 2003)	0.80
Rollover ChoiceSM Option III (pre August 7, 2003)	0.95
Rollover ChoiceSM Option I (post August 7, 2003)	0.85
Rollover ChoiceSM Option II (post August 7, 2003)	1.05
Rollover ChoiceSM Option III (post August 7, 2003)	1.20
ING GoldenSelect:
Access® (post January 2000) 5.5 % Solution	1.45
Access® (pre February 2000) 5.5% Solution	1.40
Access® (post 2000) 5.5% Solution	1.45
Access® (post April 2001) 5.5% Solution	1.80
Access® (post January 2000) 7% Solution	1.65
Access® (pre February 2000) 7% Solution	1.55
Access® (post 2000) 7% Solution	1.65
Access® (post April 2001) 7% Solution	2.00
Access® (post January 2000) Annual Ratchet	1.45
Access® (pre February 2000) Annual Ratchet	1.40
Access® (post 2000) Annual Ratchet	1.55
Access® (post January 2000) Max 5.5	1.55
Access® (post 2000) Max 5.5	1.60
Access® (post April 2001) Max 5.5	1.95
Access® (post January 2000) Max 7	1.75
Access® (post 2000) Max 7	1.75
Access® (post April 2001) Max 7	2.20
Access® (post April 2001) Quarterly Ratchet	1.90
Access® (post April 2008) Quarterly Ratchet	1.95
Access® (post January 2000) Standard	1.65
Access® (pre February 2000) Standard	1.25
Access® (post 2000) Standard	1.30
Access® (post April 2001) Standard	1.65
Access® One	0.35
DVA	0.90
DVA 80	0.80
DVA Plus (post January 2000) 5.5% Solution	1.25

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
DVA Plus (pre February 2000) 5.5% Solution	1.25%
DVA Plus (post 2000) 5.5% Solution	1.30
DVA Plus (post January 2000) 7% Solution	1.50
DVA Plus (pre February 2000) 7% Solution	1.40
DVA Plus (post 2000) 7% Solution	1.50
DVA Plus (post January 2000) Annual Ratchet	1.30
DVA Plus (pre February 2000) Annual Ratchet	1.25
DVA Plus (post 2000) Annual Ratchet	1.40
DVA Plus (post January 2000) Max 5.5	1.40
DVA Plus (post 2000) Max 5.5	1.45
DVA Plus (post January 2000) Max 7	1.60
DVA Plus (post 2000) Max 7	1.60
DVA Plus (post January 2000) Standard	1.15
DVA Plus (pre February 2000) Standard	1.10
DVA Plus (post 2000) Standard	1.15
DVA Series 100	1.25
ES II (pre 2001)	1.25
ES II (post 2000) 5.5% Solution	1.40
ES II (post 2000) 7% Solution	1.60
ES II (post 2000) Deferred Ratchet	1.30
ES II (post 2000) Max 5.5	1.55
ES II (post 2000) Max 7	1.80
ES II (post 2000) Quarterly Ratchet	1.50
ES II (post 2000) Standard	1.25
ES III (post 2000) Annual Ratchet	1.55
Generations-7% Solution	1.60
Generations-Deferred Ratchet	1.30
Generations-Max 7	1.80
Generations-Quarterly Ratchet	1.50
Generations-Standard	1.25
Granite PrimElite-Annual Ratchet	1.25
Granite PrimElite-Standard	1.10
Landmark 5.5% Solution	1.65
Landmark 7% Solution	1.85
Landmark-Max 5.5	1.80
Landmark-Max 7	2.05
Landmark (pre April 2008) Quarterly Ratchet	1.75
Landmark (post April 2008) Quarterly Ratchet	1.80
Landmark-Standard	1.50
Legends Max 7	2.05
Legends Quarterly Ratchet	1.75
Legends-Standard	1.50
Opportunities 5.5% Solution	1.40
Opportunities 7% Solution	1.60
Opportunities-Max 5.5	1.55

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
Opportunities-Max 7	1.80%
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25
Premium Plus (pre February 2000) 5.5% Solution	1.40
Premium Plus (post January 2000) 5.5% Solution	1.45
Premium Plus (post 2000) 5.5% Solution	1.45
Premium Plus (pre February 2000) 7% Solution	1.55
Premium Plus (post January 2000) 7% Solution	1.65
Premium Plus (post 2000) 7% Solution	1.65
Premium Plus (post 2000) Annual Ratchet	1.55
Premium Plus (post January 2000) Max 5.5	1.55
Premium Plus (post 2000) Max 5.5	1.60
Premium Plus (post January 2000) Max 7	1.95
Premium Plus (post 2000) Max 7	1.95
Premium Plus (pre February 2000) Quarterly Ratchet	1.40
Premium Plus (post January 2000) Quarterly Ratchet	1.65
Premium Plus (post April 2008) Quarterly Ratchet	1.70
Premium Plus (pre February 2000) Standard	1.25
Premium Plus (post January 2000) Standard	1.30
Premium Plus (post 2000) Standard	1.40
VA Bonus Option I	1.30
VA Bonus Option II	1.60
VA Bonus Option III	1.75
VA Option I	0.80
VA Option II	1.10
VA Option III	1.25
Value-Standard	0.75
ING SmartDesign:
Advantage Option I	1.50
Advantage Option II	1.70
Advantage Option III	1.85
Signature Option I	1.10
Signature Option II	1.30
Signature Option III	1.45
Simplicity Variable Annuity Years 1-10	2.00
Simplicity Variable Annuity Years 11+	1.25
Variable Annuity Option I	0.80
Variable Annuity Option II	1.10
Variable Annuity Option III	1.25
Wells Fargo ING:
Landmark-Max 7	2.05
Landmark-Quarterly Ratchet	1.75
Landmark-Standard	1.50
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the Access, Access One, Advantage, Architect, DVA Plus, ESII, Focus VA, Generations, Granite PrimElite, Landmark, Legends, Premium Plus, Rollover Choice, Signature, Opportunities Contracts, Variable Annuity, and Value.

Contract Maintenance Charges

An annual Contract fee may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. The charge is $30 per Contract year for Generations, Opportunities, Landmark, Focus VA, Signature, Legends, SmartDesign, Simplicity, ES II, Value, Variable Annuity, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

Contingent Deferred Sales Charges

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Generations, Opportunities, Premium Plus, Focus VA, Signature, Legends, Simplicity, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

Complete		Granite
Years Elapsed		PrimElite		Opportunities,
Since Premium	DVA 80	& DVA	Premium	ES II &
Payment	& DVA	Plus	Plus	Generations	Value	Architect
0	6%	7%	8%	8%	6%	8%
1	5	7	8	7	6	7
2	4	6	8	6	6	6
3	3	5	8	5	5	5
4	2	4	7	4	4	4
5	1	3	6	3	3	3
6	-	1	5	2	1	2
7	-	-	3	1	-	-
8	-	-	1	-	-	-
9+	-	-	-	-	-	-

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Withdrawal and Distribution Charges

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

Deferred Sales Load

Under Contracts offered prior to October 1995, a sales load of up to 7.50% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner's state of residence and currently ranges up to 4.00% of premiums.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

Fees Waived by ING USA

Certain charges and fees for various types of Contracts are currently waived by ING USA. ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2010, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust and ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

In addition, management and service fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Mutual Funds, the ING Variable Insurance Trust, ING Intermediate Bond Portfolio, ING Variable Portfolios, Inc., ING Variable Funds, ING Balanced Portfolio, Inc., ING Strategic Allocation Portfolio, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates up to 0.95% of the average net assets of each respective Fund.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
BlackRock Variable Series Funds, Inc. :
BlackRock Global Allocation V. I. Fund - Class III	$ 336,656	$ 238,768	$ 483,121	$52,382
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	8	42	12	14
Columbia Federal Securities Fund, Variable Series - Class A	1	4	2	5
Columbia Large Cap Growth Fund, Variable Series - Class A	2	24	2	13
Columbia Small Cap Value Fund, Variable Series - Class B	1,850	24,142	2,837	23,106
Columbia Small Company Growth Fund, Variable Series -
Class A	-	12	-	34
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	3,311	26,851	4,156	27,760
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	10,290	121,488	50,576	129,087
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	806	1,714	3,295	707
ING Balanced Portfolio, Inc. :
ING Balanced Portfolio - Class S	472	1,379	526	855
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	179,655	224,263	242,282	175,601
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	36,251	22,462	113,954	8,515
ING American Funds Bond Portfolio	133,449	135,934	244,673	45,284
ING American Funds Growth Portfolio	86,704	241,267	364,850	130,943
ING American Funds Growth-Income Portfolio	30,801	148,246	159,466	67,950
ING American Funds International Portfolio	73,499	167,325	345,720	84,792
ING American Funds World Allocation Portfolio - Service
Class	79,668	12,458	83,177	11,064
ING Artio Foreign Portfolio - Service Class	16,685	105,911	102,181	78,473
ING Artio Foreign Portfolio - Service 2 Class	1,072	5,213	7,535	5,795
ING BlackRock Inflation Protected Bond Portfolio - Service
Class	199,057	107,381	177,932	22,222
ING BlackRock Large Cap Growth Portfolio - Institutional
Class	1	16	1	22
ING BlackRock Large Cap Growth Portfolio - Service Class	30,108	42,708	29,902	24,469
ING BlackRock Large Cap Value Portfolio - Service Class	487	3,432	740	5,660
ING BlackRock Large Cap Value Portfolio - Service 2 Class	32	319	29	288
ING Clarion Global Real Estate Portfolio - Service Class	13,181	23,951	19,247	24,787
ING Clarion Global Real Estate Portfolio - Service 2 Class	194	354	291	265
ING Clarion Real Estate Portfolio - Service Class	10,667	62,457	21,527	51,230
ING Clarion Real Estate Portfolio - Service 2 Class	646	2,616	1,499	2,725
ING DFA World Equity Portfolio - Service Class	55,813	24,358	17,757	22,998
ING FMRSM Diversified Mid Cap Portfolio - Service Class	45,972	127,349	40,233	68,365
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	475	4,138	977	3,122
ING Franklin Income Portfolio - Service Class	61,310	74,356	100,590	33,305
ING Franklin Income Portfolio - Service 2 Class	2,603	2,032	2,580	2,106

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2010		2009
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Investors Trust (continued):
ING Franklin Mutual Shares Portfolio - Service Class	$ 17,152		$24,066	$ 22,572	$ 20,694
ING Franklin Templeton Founding Strategy Portfolio -
Service Class	29,796		85,765	58,859	61,974
ING Global Resources Portfolio - Service Class	8,743		157,847	61,200	118,321
ING Global Resources Portfolio - Service 2 Class	356		3,577	998	2,963
ING Janus Contrarian Portfolio - Service Class	2,173		80,106	17,161	93,939
ING Janus Contrarian Portfolio - Service 2 Class	125		2,309	349	3,193
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class	39,368		149,025	106,513	128,258
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class	2,025		3,978	1,945	3,434
ING JPMorgan Small Cap Core Equity Portfolio - Service
Class	98,052		40,358	18,539	19,560
ING JPMorgan Small Cap Core Equity Portfolio - Service 2
Class	84		4,171	966	3,394
ING Large Cap Growth Portfolio - Service Class	51,026		36,274	75,050	7,697
ING Large Cap Growth Portfolio - Service 2 Class	4		105	5	215
ING Limited Maturity Bond Portfolio - Service Class	4,418		22,839	7,847	26,018
ING Liquid Assets Portfolio - Service Class	380,662		812,090	407,407	1,243,989
ING Liquid Assets Portfolio - Service 2 Class	6,838		16,131	10,849	34,820
ING Lord Abbett Growth and Income Portfolio - Service
Class	470		10,216	928	10,148
ING Lord Abbett Growth and Income Portfolio - Service 2
Class	16		184	44	245
ING Marsico Growth Portfolio - Service Class	36,278		74,347	25,759	65,728
ING Marsico Growth Portfolio - Service 2 Class	419		2,238	1,094	1,836
ING Marsico International Opportunities Portfolio - Service
Class	3,736		31,024	5,638	41,281
ING MFS Total Return Portfolio - Service Class	28,352		149,783	61,280	109,499
ING MFS Total Return Portfolio - Service 2 Class	685		3,468	1,722	4,514
ING MFS Utilities Portfolio - Service Class	31,484		57,777	41,544	57,136
ING Morgan Stanley Global Franchise Portfolio - Service
Class	57,414		38,991	55,116	34,904
ING Morgan Stanley Global Franchise Portfolio - Service 2
Class	1,152		6,944	5,982	6,699
ING Morgan Stanley Global Tactical Asset Allocation
Portfolio - Service Class	32,673		8,548	38,483	2,503
ING Oppenheimer Active Allocation Portfolio - Service
Class	37,604		4,463	16,895	894
ING PIMCO High Yield Portfolio - Service Class	161,364		67,143	30,099	70,892
ING PIMCO Total Return Bond Portfolio - Service Class	780,532		765,549	901,963	204,712
ING PIMCO Total Return Bond Portfolio - Service 2 Class	13,948		14,656	16,133	8,267
ING Pioneer Fund Portfolio - Service Class	7,791		8,787	4,470	7,781
ING Pioneer Mid Cap Value Portfolio - Service Class	19,006		96,305	24,048	62,929
ING Retirement Conservative Portfolio - Adviser Class	142,899		107,712	406,570	10,528
ING Retirement Growth Portfolio - Adviser Class	29,935		421,712	4,521,168	73,797
ING Retirement Moderate Growth Portfolio - Adviser Class	53,836		284,058	3,078,796	22,258
ING Retirement Moderate Portfolio - Adviser Class	26,984		192,353	1,826,734	16,957
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class	121,525		286,710	149,941	187,128

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2010		2009
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Investors Trust (continued):
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class	$ 2,724		$12,038	$ 2,446	$8,770
ING T. Rowe Price Equity Income Portfolio - Service Class	54,481		100,091	48,403	68,794
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	1,287		2,621	828	2,773
ING Templeton Global Growth Portfolio - Service Class	14,563		43,222	23,294	23,989
ING Templeton Global Growth Portfolio - Service 2 Class	442		654	291	402
ING Van Kampen Growth and Income Portfolio - Service
Class	13,585		86,736	24,426	59,477
ING Van Kampen Growth and Income Portfolio - Service 2
Class	625		5,186	1,643	4,343
ING Wells Fargo HealthCare Portfolio - Service Class	16,769		39,415	23,980	38,784
ING Wells Fargo Small Cap Disciplined Portfolio - Service
Class	17,037		32,066	13,502	6,170
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2
Class	3		403	4	47
ING Mutual Funds:
ING Diversified International Fund - Class R	1		39	1	31
ING Partners, Inc. :
ING American Century Small-Mid Cap Value Portfolio -
Service Class	751		248	1,305	230
ING Baron Small Cap Growth Portfolio - Service Class	49,632		66,326	76,326	36,645
ING Columbia Small Cap Value Portfolio - Service Class	2,340		36,432	25,584	38,673
ING Davis New York Venture Portfolio - Service Class	25,340		30,528	43,057	24,412
ING JPMorgan Mid Cap Value Portfolio - Service Class	69,864		35,406	28,447	8,275
ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Service Class	804		13,669	22	12,912
ING Oppenheimer Global Portfolio - Initial Class	117		1,633	296	1,439
ING Oppenheimer Global Portfolio - Service Class	2,797		18,256	7,356	21,131
ING Oppenheimer Global Strategic Income Portfolio -
Service Class	2,044		1,964	780	2,355
ING PIMCO Total Return Portfolio - Service Class	347		2,424	2,717	2,235
ING Solution 2015 Portfolio - Service Class	650		1,275	4,567	1,158
ING Solution 2025 Portfolio - Service Class	1,110		1,467	5,370	732
ING Solution 2035 Portfolio - Service Class	912		2,098	2,350	1,411
ING Solution 2045 Portfolio - Service Class	30		313	142	254
ING Solution Income Portfolio - Service Class	428		944	1,542	700
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class	1,223		1,155	3,713	293
ING T. Rowe Price Growth Equity Portfolio - Service Class	30,918		33,010	60,526	14,963
ING Templeton Foreign Equity Portfolio - Service Class	78,183		70,995	64,062	34,246
ING Thornburg Value Portfolio - Initial Class	23		243	17	196
ING Thornburg Value Portfolio - Service Class	1,175		1,298	1,394	689
ING UBS U. S. Large Cap Equity Portfolio - Service Class	143		1,121	151	1,366
ING Van Kampen Comstock Portfolio - Service Class	33,188		30,298	15,444	19,050
ING Van Kampen Equity and Income Portfolio - Initial Class	39		531	43	211
ING Van Kampen Equity and Income Portfolio - Service
Class	21,212		22,182	14,589	28,233

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2010		2009
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Strategic Allocation Portfolios, Inc. :
ING Strategic Allocation Conservative Portfolio - Class S	$ 141		$131	$ 268	$193
ING Strategic Allocation Growth Portfolio - Class S	22		59	114	68
ING Strategic Allocation Moderate Portfolio - Class S	185		117	137	89
ING Variable Funds:
ING Growth and Income Portfolio - Class I	1		9	1	6
ING Growth and Income Portfolio - Class S	14,090		71,074	150,368	52,696
ING Variable Insurance Trust:
ING GET U. S. Core Portfolio - Series 5	281		3,271	666	2,949
ING GET U. S. Core Portfolio - Series 6	270		3,968	359	4,516
ING GET U. S. Core Portfolio - Series 7	193		3,213	256	1,587
ING GET U. S. Core Portfolio - Series 8	108		1,556	155	1,967
ING GET U. S. Core Portfolio - Series 9	95		1,285	126	1,010
ING GET U. S. Core Portfolio - Series 10	129		1,062	130	988
ING GET U. S. Core Portfolio - Series 11	130		1,112	344	1,993
ING GET U. S. Core Portfolio - Series 12	62		394	80	524
ING GET U. S. Core Portfolio - Series 13	381		3,916	800	6,882
ING GET U. S. Core Portfolio - Series 14	1,581		11,915	2,860	30,373
ING Variable Portfolios, Inc. :
ING BlackRock Science and Technology Opportunities
Portfolio - Class S	72,218		68,468	105,919	33,902
ING Euro STOXX 50 Index Portfolio - Class A	8,349		4,205	1,151	555
ING FTSE 100 Index Portfolio - Class A	6,745		4,255	758	10
ING Hang Seng Index Portfolio - Class S	56,600		20,253	44,117	4,852
ING Index Plus LargeCap Portfolio - Class S	3,220		33,573	5,411	34,445
ING Index Plus MidCap Portfolio - Class S	1,234		21,118	1,892	19,922
ING Index Plus SmallCap Portfolio - Class S	668		14,032	2,364	14,105
ING International Index Portfolio - Class S	35,228		39,528	62,304	6,908
ING Japan TOPIX Index® Portfolio - Class A	10,858		3,373	658	326
ING Opportunistic Large Cap Portfolio - Class S	189		10,575	959	2,391
ING Russell™ Global Large Cap Index 75% Portfolio -
Class S	4,847		21,539	12,783	1,293
ING Russell™ Large Cap Growth Index Portfolio - Class S	10,081		24,425	132,902	13,225
ING Russell™ Large Cap Index Portfolio - Class S	28,078		71,766	325,095	35,287
ING Russell™ Large Cap Value Index Portfolio - Class S	20,947		8,674	22,911	2,514
ING Russell™ Mid Cap Growth Index Portfolio - Class S	44,965		51,710	235,954	16,774
ING Russell™ Mid Cap Index Portfolio - Class S	57,905		42,548	60,555	16,482
ING Russell™ Small Cap Index Portfolio - Class S	97,799		66,153	50,264	28,362
ING Small Company Portfolio - Class S	63,700		55,373	45,632	27,700
ING Variable Portfolios, Inc. :
ING U. S. Bond Index Portfolio - Class S	86,597		114,221	170,112	103,042
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S	26,171		40,211	50,405	32,335

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Products Trust:
ING International Value Portfolio - Class S	$ 574 $	1,849	$ 970 $	1,300
ING MidCap Opportunities Portfolio - Class S	66,263	51,410	27,642	39,581
ING SmallCap Opportunities Portfolio - Class S	279	8,995	145	6,817
Invesco Variable Insurance Funds:
Invesco V. I. Leisure Fund - Series I Shares	144	3,595	372	2,952
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value
Portfolio - Class I	3	9	2	11
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio	1	8	-	3
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	7	17	8	3
Legg Mason Western Asset Variable Money Market Portfolio	-	23	1	-
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service
Class	128	214	545	161
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	3,265	2,647	4,744	1,849
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	658	2,343	2,273	2,151
ProFunds:
ProFund VP Bull	30	1,939	131	1,825
ProFund VP Europe 30	266	1,485	296	2,093
ProFund VP Rising Rates Opportunity	565	2,147	363	3,201
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	1,236	65	-	-
Wells Fargo Variable Trust:
Wells Fargo Advantage VT C&B Large Cap Value Fund	2	231	5	55
Wells Fargo Advantage VT Index Asset Allocation Fund -
Class 2	40	112	50	251
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	232	81	16	62
Wells Fargo Advantage VT Large Company Growth Fund	20	1,412	5	297
Wells Fargo Advantage VT Money Market Fund	-	36	1	7
Wells Fargo Advantage VT Small Cap Growth Fund -
Class 2	1	132	-	142
Wells Fargo Advantage VT Total Return Bond Fund	110	124	105	119

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements 8. Changes in Units

The changes in units outstanding for the years ended December 31, 2010 and 2009 are shown in the following table.

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Variable Series Funds, Inc. :
BlackRock Global Allocation V. I. Fund - Class III	53,684,862	43,823,307	9,861,555	75,987,942	22,927,232	53,060,710
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	1,780	4,414	(2,634)	480	1,317	(837)
Columbia Federal Securities Fund, Variable Series - Class A	-	308	(308)	-	407	(407)
Columbia Large Cap Growth Fund, Variable Series - Class A	3,610	5,478	(1,868)	16	1,146	(1,130)
Columbia Small Cap Value Fund, Variable Series - Class B	99,816	1,302,578	(1,202,762)	278,804	1,738,333	(1,459,529)
Columbia Small Company Growth Fund, Variable Series - Class A	-	712	(712)	-	2,581	(2,581)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	567,631	2,939,961	(2,372,330)	992,104	4,176,755	(3,184,651)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,463,843	10,181,247	(8,717,404)	13,009,601	19,551,470	(6,541,869)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	63,457	115,023	(51,566)	298,415	110,674	187,741
ING Balanced Portfolio, Inc. :
ING Balanced Portfolio - Class S	49,514	141,262	(91,748)	64,148	133,985	(69,837)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	31,368,881	38,199,740	(6,830,859)	40,290,370	38,950,690	1,339,680
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	7,465,694	5,907,790	1,557,904	19,904,258	5,412,005	14,492,253
ING American Funds Bond Portfolio	21,499,629	21,999,230	(499,601)	38,343,432	17,153,230	21,190,202
ING American Funds Growth Portfolio	22,064,340	32,119,782	(10,055,442)	36,582,545	36,084,341	498,204
ING American Funds Growth-Income Portfolio	10,476,157	20,310,133	(9,833,976)	21,283,824	21,176,889	106,935
ING American Funds International Portfolio	12,780,203	18,282,129	(5,501,926)	21,908,372	18,401,270	3,507,102
ING American Funds World Allocation Portfolio - Service Class	7,842,040	2,761,948	5,080,092	8,865,751	1,821,231	7,044,520
ING Artio Foreign Portfolio - Service Class	4,194,759	10,673,590	(6,478,831)	12,987,278	12,119,589	867,689

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Artio Foreign Portfolio - Service 2 Class	116,905	358,970	(242,065)	535,620	495,775	39,845
ING BlackRock Inflation Protected Bond Portfolio - Service Class	26,104,680	17,906,824	8,197,856	19,482,590	4,392,829	15,089,761
ING BlackRock Large Cap Growth Portfolio - Institutional Class	-	1,634	(1,634)	-	2,743	(2,743)
ING BlackRock Large Cap Growth Portfolio - Service Class	4,819,818	6,034,708	(1,214,890)	6,465,361	5,476,222	989,139
ING BlackRock Large Cap Value Portfolio - Service Class	59,362	341,909	(282,547)	136,144	680,723	(544,579)
ING BlackRock Large Cap Value Portfolio - Service 2 Class	1,261	24,808	(23,547)	2,844	24,758	(21,914)
ING Clarion Global Real Estate Portfolio - Service Class	550,781	2,769,867	(2,219,086)	5,555,668	6,011,644	(455,976)
ING Clarion Global Real Estate Portfolio - Service 2 Class	4,677	37,635	(32,958)	46,753	38,422	8,331
ING Clarion Real Estate Portfolio - Service Class	128,120	1,513,887	(1,385,767)	921,570	2,302,213	(1,380,643)
ING Clarion Real Estate Portfolio - Service 2 Class	5,596	140,650	(135,054)	101,499	251,328	(149,829)
ING DFA World Equity Portfolio - Service Class	9,644,054	5,788,587	3,855,467	6,018,422	6,358,864	(340,442)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	9,134,959	14,298,104	(5,163,145)	11,993,189	14,027,678	(2,034,489)
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	75,879	250,592	(174,713)	123,478	262,502	(139,024)
ING Franklin Income Portfolio - Service Class	11,372,900	14,115,116	(2,742,216)	19,152,614	13,329,973	5,822,641
ING Franklin Income Portfolio - Service 2 Class	284,891	261,085	23,806	304,876	276,396	28,480
ING Franklin Mutual Shares Portfolio - Service Class	4,237,549	4,737,191	(499,642)	6,742,053	6,107,920	634,133
ING Franklin Templeton Founding Strategy Portfolio - Service Class	6,089,821	14,182,181	(8,092,360)	16,080,003	19,493,470	(3,413,467)
ING Global Resources Portfolio - Service Class	493,922	5,150,411	(4,656,489)	6,685,696	8,256,640	(1,570,944)
ING Global Resources Portfolio - Service 2 Class	8,360	139,830	(131,470)	102,335	184,416	(82,081)
ING Janus Contrarian Portfolio - Service Class	808,750	6,836,086	(6,027,336)	5,578,332	13,257,041	(7,678,709)
ING Janus Contrarian Portfolio - Service 2 Class	17,487	126,796	(109,309)	80,729	285,596	(204,867)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,060,173	7,800,475	(6,740,302)	13,495,540	13,596,496	(100,956)
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	6,390	126,440	(120,050)	124,599	184,887	(60,288)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	9,990,759	5,721,820	4,268,939	2,501,202	2,859,014	(357,812)
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	11,074	249,315	(238,241)	44,136	279,627	(235,491)
ING Large Cap Growth Portfolio - Service Class	6,638,791	5,384,089	1,254,702	8,918,921	2,235,010	6,683,911
ING Large Cap Growth Portfolio - Service 2 Class	423	7,635	(7,212)	991	20,984	(19,993)
ING Limited Maturity Bond Portfolio - Service Class	157,542	1,085,915	(928,373)	172,351	1,259,922	(1,087,571)
ING Liquid Assets Portfolio - Service Class	66,660,459	93,629,206	(26,968,747)	100,033,410	152,688,414	(52,655,004)
ING Liquid Assets Portfolio - Service 2 Class	1,220,557	2,075,278	(854,721)	1,670,729	3,901,797	(2,231,068)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Lord Abbett Growth and Income Portfolio - Service Class	102,091	975,275	(873,184)	195,971	1,272,743	(1,076,772)
ING Lord Abbett Growth and Income Portfolio - Service 2 Class	1,035	13,498	(12,463)	7,978	26,296	(18,318)
ING Marsico Growth Portfolio - Service Class	5,236,359	7,672,902	(2,436,543)	6,158,423	9,289,470	(3,131,047)
ING Marsico Growth Portfolio - Service 2 Class	60,251	185,209	(124,958)	152,268	211,557	(59,289)
ING Marsico International Opportunities Portfolio - Service Class	416,206	2,709,114	(2,292,908)	1,710,898	5,113,218	(3,402,320)
ING MFS Total Return Portfolio - Service Class	3,515,688	8,314,583	(4,798,895)	7,010,855	9,394,058	(2,383,203)
ING MFS Total Return Portfolio - Service 2 Class	62,024	257,951	(195,927)	147,999	440,045	(292,046)
ING MFS Utilities Portfolio - Service Class	5,251,264	7,270,739	(2,019,475)	7,677,149	10,147,969	(2,470,820)
ING Morgan Stanley Global Franchise Portfolio - Service Class	6,130,806	4,848,116	1,282,690	5,215,590	5,142,938	72,652
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class	148,253	460,238	(311,985)	121,541	538,908	(417,367)
ING Morgan Stanley Global Tactical Asset Allocation Portfolio - Service
Class	4,208,845	1,991,400	2,217,445	4,666,340	706,578	3,959,762
ING Oppenheimer Active Allocation Portfolio - Service Class	3,681,411	858,634	2,822,777	2,048,572	243,145	1,805,427
ING PIMCO High Yield Portfolio - Service Class	13,844,182	9,021,750	4,822,432	969,477	6,925,944	(5,956,467)
ING PIMCO Total Return Bond Portfolio - Service Class	71,688,144	81,816,807	(10,128,663)	97,437,019	59,413,076	38,023,943
ING PIMCO Total Return Bond Portfolio - Service 2 Class	977,870	1,321,593	(343,723)	1,564,776	1,195,889	368,887
ING Pioneer Fund Portfolio - Service Class	1,085,630	1,189,840	(104,210)	740,597	1,121,515	(380,918)
ING Pioneer Mid Cap Value Portfolio - Service Class	4,665,841	11,639,451	(6,973,610)	8,205,982	12,555,896	(4,349,914)
ING Retirement Conservative Portfolio - Adviser Class	27,610,889	22,349,950	5,260,939	52,086,673	3,894,878	48,191,795
ING Retirement Growth Portfolio - Adviser Class	23,269,699	58,460,607	(35,190,908)	498,382,902	14,157,359	484,225,543
ING Retirement Moderate Growth Portfolio - Adviser Class	22,502,254	42,025,734	(19,523,480)	331,988,356	9,052,622	322,935,734
ING Retirement Moderate Portfolio - Adviser Class	18,133,081	32,507,301	(14,374,220)	193,428,098	7,212,114	186,215,984
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	12,323,781	14,870,617	(2,546,836)	17,600,263	17,081,278	518,985
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	196,903	813,416	(616,513)	225,842	749,451	(523,609)
ING T. Rowe Price Equity Income Portfolio - Service Class	4,938,287	6,778,123	(1,839,836)	6,360,252	7,178,319	(818,067)
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	104,057	210,976	(106,919)	98,206	283,142	(184,936)
ING Templeton Global Growth Portfolio - Service Class	1,880,781	3,378,206	(1,497,425)	2,779,038	2,929,241	(150,203)
ING Templeton Global Growth Portfolio - Service 2 Class	30,001	43,835	(13,834)	24,368	35,756	(11,388)
ING Van Kampen Growth and Income Portfolio - Service Class	2,013,383	4,731,661	(2,718,278)	3,232,339	4,799,103	(1,566,764)
ING Van Kampen Growth and Income Portfolio - Service 2 Class	96,883	385,212	(288,329)	225,182	453,973	(228,791)
ING Wells Fargo HealthCare Portfolio - Service Class	3,551,121	5,499,236	(1,948,115)	6,606,332	7,980,311	(1,373,979)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	2,039,166	3,845,835	(1,806,669)	1,775,341	893,008	882,333
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	29	47,116	(47,087)	153	5,144	(4,991)
ING Mutual Funds:
ING Diversified International Fund - Class R	14	4,901	(4,887)	18	4,785	(4,767)
ING Partners, Inc. :
ING American Century Small-Mid Cap Value Portfolio - Service Class	57,468	27,691	29,777	112,936	19,916	93,020
ING Baron Small Cap Growth Portfolio - Service Class	9,433,566	10,720,700	(1,287,134)	15,460,465	10,216,661	5,243,804
ING Columbia Small Cap Value Portfolio - Service Class	402,181	4,285,125	(3,882,944)	6,912,213	8,212,602	(1,300,389)
ING Davis New York Venture Portfolio - Service Class	6,334,472	6,561,776	(227,304)	11,317,153	8,289,814	3,027,339
ING JPMorgan Mid Cap Value Portfolio - Service Class	8,736,398	5,408,288	3,328,110	4,747,238	2,352,252	2,394,986
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class	187,295	1,218,110	(1,030,815)	199,007	1,528,203	(1,329,196)
ING Oppenheimer Global Portfolio - Initial Class	65,989	192,519	(126,530)	90,351	233,628	(143,277)
ING Oppenheimer Global Portfolio - Service Class	350,782	1,579,746	(1,228,964)	1,280,265	2,986,018	(1,705,753)
ING Oppenheimer Global Strategic Income Portfolio - Service Class	192,428	203,127	(10,699)	71,846	253,796	(181,950)
ING PIMCO Total Return Portfolio - Service Class	9,929	172,173	(162,244)	203,986	198,173	5,813
ING Solution 2015 Portfolio - Service Class	31,634	108,186	(76,552)	478,956	163,082	315,874
ING Solution 2025 Portfolio - Service Class	88,553	130,671	(42,118)	633,355	101,208	532,147
ING Solution 2035 Portfolio - Service Class	23,942	138,705	(114,763)	260,852	170,466	90,386
ING Solution 2045 Portfolio - Service Class	2,143	28,007	(25,864)	16,435	34,830	(18,395)
ING Solution Income Portfolio - Service Class	22,496	83,181	(60,685)	126,852	73,781	53,071
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	104,694	91,136	13,558	388,149	47,438	340,711
ING T. Rowe Price Growth Equity Portfolio - Service Class	6,255,256	6,575,965	(320,709)	11,486,303	4,675,708	6,810,595
ING Templeton Foreign Equity Portfolio - Service Class	11,508,109	11,199,089	309,020	13,339,518	9,723,596	3,615,922
ING Thornburg Value Portfolio - Initial Class	44,699	69,072	(24,373)	24,338	49,714	(25,376)
ING Thornburg Value Portfolio - Service Class	102,632	130,163	(27,531)	143,282	104,718	38,564
ING UBS U. S. Large Cap Equity Portfolio - Service Class	349,179	440,828	(91,649)	21,606	168,389	(146,783)
ING Van Kampen Comstock Portfolio - Service Class	4,203,283	3,960,661	242,622	3,595,157	4,209,288	(614,131)
ING Van Kampen Equity and Income Portfolio - Initial Class	22,344	64,536	(42,192)	114	18,612	(18,498)
ING Van Kampen Equity and Income Portfolio - Service Class	3,217,573	3,286,351	(68,778)	3,981,043	5,317,039	(1,335,996)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Strategic Allocation Portfolios, Inc. :
ING Strategic Allocation Conservative Portfolio - Class S	7,416	9,775	(2,359)	15,260	16,067	(807)
ING Strategic Allocation Growth Portfolio - Class S	308	3,843	(3,535)	4,091	7,118	(3,027)
ING Strategic Allocation Moderate Portfolio - Class S	57,952	54,750	3,202	7,093	9,342	(2,249)
ING Variable Funds:
ING Growth and Income Portfolio - Class I	-	978	(978)	-	825	(825)
ING Growth and Income Portfolio - Class S	4,813,758	11,480,592	(6,666,834)	23,372,789	10,183,271	13,189,518
ING Variable Insurance Trust:
ING GET U. S. Core Portfolio - Series 5	210,939	499,238	(288,299)	198,514	447,916	(249,402)
ING GET U. S. Core Portfolio - Series 6	279,301	647,116	(367,815)	239,766	657,347	(417,581)
ING GET U. S. Core Portfolio - Series 7	281,862	583,817	(301,955)	77,260	213,747	(136,487)
ING GET U. S. Core Portfolio - Series 8	109,943	254,160	(144,217)	63,228	245,460	(182,232)
ING GET U. S. Core Portfolio - Series 9	66,068	183,048	(116,980)	105,587	197,861	(92,274)
ING GET U. S. Core Portfolio - Series 10	34,851	128,563	(93,712)	38,405	128,397	(89,992)
ING GET U. S. Core Portfolio - Series 11	78,324	175,654	(97,330)	89,504	266,327	(176,823)
ING GET U. S. Core Portfolio - Series 12	30,643	64,733	(34,090)	13,991	60,972	(46,981)
ING GET U. S. Core Portfolio - Series 13	71,078	422,812	(351,734)	65,252	702,351	(637,099)
ING GET U. S. Core Portfolio - Series 14	293,231	1,365,264	(1,072,033)	3,726,075	6,619,304	(2,893,229)
ING Variable Portfolios, Inc. :
ING BlackRock Science and Technology Opportunities Portfolio - Class S	12,679,644	12,310,839	368,805	18,859,241	9,444,370	9,414,871
ING Euro STOXX 50 Index Portfolio - Class A	1,030,159	551,184	478,975	118,409	56,338	62,071
ING FTSE 100 Index Portfolio - Class A	714,616	460,614	254,002	74,851	1,197	73,654
ING Hang Seng Index Portfolio - Class S	6,153,732	3,386,530	2,767,202	4,311,014	1,085,883	3,225,131
ING Index Plus LargeCap Portfolio - Class S	2,235,336	5,660,031	(3,424,695)	4,426,826	8,774,823	(4,347,997)
ING Index Plus MidCap Portfolio - Class S	512,867	2,091,172	(1,578,305)	634,350	2,600,153	(1,965,803)
ING Index Plus SmallCap Portfolio - Class S	327,316	1,406,173	(1,078,857)	515,644	1,832,868	(1,317,224)
ING International Index Portfolio - Class S	6,156,045	7,206,256	(1,050,211)	10,344,834	2,348,210	7,996,624
ING Japan TOPIX Index® Portfolio - Class A	1,372,471	635,799	736,672	67,500	34,583	32,917
ING Opportunistic Large Cap Portfolio - Class S	100,749	1,485,144	(1,384,395)	136,507	377,654	(241,147)
ING Russell™ Global Large Cap Index 75% Portfolio - Class S	482,809	2,200,644	(1,717,835)	1,658,272	275,337	1,382,935
ING Russell™ Large Cap Growth Index Portfolio - Class S	1,413,451	2,435,885	(1,022,434)	12,716,446	1,506,176	11,210,270

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Russell™ Large Cap Index Portfolio - Class S	5,622,005	11,652,340	(6,030,335)	50,637,531	8,299,860	42,337,671
ING Russell™ Large Cap Value Index Portfolio - Class S	1,788,521	1,129,693	658,828	2,295,781	373,547	1,922,234
ING Russell™ Mid Cap Growth Index Portfolio - Class S	4,844,780	5,422,222	(577,442)	21,074,210	1,917,538	19,156,672
ING Russell™ Mid Cap Index Portfolio - Class S	9,433,486	7,850,011	1,583,475	10,832,295	4,403,603	6,428,692
ING Russell™ Small Cap Index Portfolio - Class S	14,347,490	11,359,963	2,987,527	11,286,060	8,153,924	3,132,136
ING Small Company Portfolio - Class S	8,963,102	7,999,475	963,627	8,312,508	6,042,586	2,269,922
ING U. S. Bond Index Portfolio - Class S	12,330,745	15,013,483	(2,682,738)	24,404,746	17,982,606	6,422,140
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S	5,180,598	7,718,793	(2,538,195)	13,523,895	9,941,585	3,582,310
ING Variable Products Trust:
ING International Value Portfolio - Class S	36,456	129,582	(93,126)	109,923	137,497	(27,574)
ING MidCap Opportunities Portfolio - Class S	11,818,142	10,176,841	1,641,301	7,188,087	8,677,440	(1,489,353)
ING SmallCap Opportunities Portfolio - Class S	282,197	1,280,291	(998,094)	158,120	1,125,021	(966,901)
Invesco Variable Insurance Funds:
Invesco V. I. Leisure Fund - Series I Shares	42,303	342,828	(300,525)	31,058	349,079	(318,021)
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I	144	1,075	(931)	105	1,481	(1,376)
Legg Mason Global Currents Variable International All Cap Opportunity
Portfolio	-	605	(605)	-	261	(261)
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	9	840	(831)	-	131	(131)
Legg Mason Western Asset Variable Money Market Portfolio	-	1,725	(1,725)	53	8	45
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	7,973	12,794	(4,821)	46,964	15,802	31,162
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	302,055	266,038	36,017	452,739	248,669	204,070
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	44,318	187,657	(143,339)	282,017	288,418	(6,401)
ProFunds:
ProFund VP Bull	86,315	307,498	(221,183)	26,235	270,575	(244,340)
ProFund VP Europe 30	52,539	190,216	(137,677)	34,631	291,508	(256,877)
ProFund VP Rising Rates Opportunity	263,707	521,193	(257,486)	204,523	681,580	(477,057)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	176,296	58,064	118,232	-	-	-
Wells Fargo Variable Trust:
Wells Fargo Advantage VT C&B Large Cap Value Fund	29	21,861	(21,832)	152	5,143	(4,991)
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	990	7,862	(6,872)	1,744	24,958	(23,214)
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	61,011	44,273	16,738	702	5,759	(5,057)
Wells Fargo Advantage VT Large Company Growth Fund	2,912	162,411	(159,499)	274	32,595	(32,321)
Wells Fargo Advantage VT Money Market Fund	-	3,514	(3,514)	-	524	(524)
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	647	8,571	(7,924)	-	11,460	(11,460)
Wells Fargo Advantage VT Total Return Bond Fund	3,485	8,273	(4,788)	4,490	8,688	(4,198)

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

9. Unit Summary

A summary of units outstanding at December 31, 2010 follows:

Division/Contract	Units	Unit Value	Extended Value
BlackRock Global Allocation V. I. Fund - Class III
Contracts in accumulation period:
Band 2	13,559.990	$10.43	$ 141,431
Band 4	109,102.540	10.36	1,130,302
Band 5	33,421.661	10.34	345,580
Band 6	14,545,661.720	10.31	149,965,772
Band 7	3,582,001.065	10.30	36,894,611
Band 8	6,150,537.869	10.27	63,166,024
Band 9	347,522.704	10.26	3,565,583
Band 10	32,649,951.540	10.24	334,335,504
Band 11	3,721,600.145	10.23	38,071,969
Band 12	1,130,871.428	10.21	11,546,197
Band 13	4,848,083.832	10.20	49,450,455
Band 14	5,511,970.892	10.17	56,056,744
Band 15	9,731,706.843	10.16	98,874,142
Band 16	404,099.506	10.13	4,093,528
Band 17	6,172,428.268	10.11	62,403,250
Band 18	12,313.150	10.10	124,363
Band 19	115,909.259	10.07	1,167,206
Band 20	2,659,829.148	10.19	27,103,659
Band 21	359,612.495	10.14	3,646,471
Band 26	281,015.229	10.44	2,933,799
Band 27	86,277.250	10.36	893,832
Band 28	42,151.363	10.31	434,581
Band 29	37,018.529	10.30	381,291
Band 30	12,963.103	10.21	132,353
Band 31	12,691.859	10.17	129,076
Band 38	386,896.812	10.43	4,035,334
Band 41	8,409.199	10.22	85,942
Band 42	12,552.161	10.16	127,530
Band 43	181,048.373	10.12	1,832,210
Band 45	334.825	9.97	3,338
Band 46	12,815,939.410	10.09	129,312,829
Band 47	1,076,203.479	10.04	10,805,083
Band 50	12,193.754	10.20	124,376
Band 55	33,603.962	10.27	345,113
Band 56	5,623,570.871	10.39	58,428,901
Band 57	61,011.013	10.23	624,143
Band 59	27,518.357	10.07	277,110
Band 60	1,645.639	10.26	16,884
Band 64	11,692.464	10.14	118,562
	112,824,921.707		$ 1,153,125,078

137

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Asset Allocation Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	657.190	$15.66	$10,292
Band 7	12,515.858	15.60	195,247
Band 8	3,319.870	15.48	51,392
Band 9	1,335.859	15.42	20,599
Band 11	918.721	15.30	14,056
Band 13	768.009	15.18	11,658
	19,515.507		$303,244
Columbia Federal Securities Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 7	1,145.523	$12.40	$14,204
Band 13	387.049	12.07	4,672
	1,532.572		$18,876
Columbia Large Cap Growth Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	1,059.272	$11.81	$12,510
Band 7	22,946.715	11.78	270,312
Band 9	664.991	11.67	7,760
Band 11	868.732	11.60	10,077
Band 13	3,442.334	11.54	39,725
Band 14	1,773.072	11.47	20,337
	30,755.116		$360,721
Columbia Small Cap Value Fund, Variable Series -
Class B
Contracts in accumulation period:
Band 2	1,528.484	$14.31	$21,873
Band 4	7,579.694	21.68	164,328
Band 5	4,263.966	21.59	92,059
Band 6	1,094,501.400	21.42	23,444,220
Band 7	745,402.228	21.34	15,906,884
Band 8	390,404.565	21.18	8,268,769
Band 9	29,596.756	21.09	624,196
Band 10	894,396.748	21.01	18,791,276
Band 11	346,007.178	20.93	7,241,930
Band 12	133,921.722	20.85	2,792,268
Band 13	373,934.538	20.77	7,766,620
Band 14	1,253,425.509	20.61	25,833,100
Band 15	373,699.766	20.53	7,672,056
Band 16	41,190.828	20.37	839,057
Band 17	835,981.882	20.29	16,962,072
Band 18	12,203.370	20.21	246,630
Band 19	53,998.446	20.05	1,082,669
Band 20	759,123.273	20.69	15,706,261
Band 21	55,993.344	20.45	1,145,064
Band 26	28,802.918	14.35	413,322

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Small Cap Value Fund, Variable Series -
Class B (continued)
Band 27	8,769.908	$14.11	$123,743
Band 28	3,477.857	13.98	48,620
Band 29	78.452	13.94	1,094
Band 30	1,832.715	13.70	25,108
Band 41	1,082.163	13.71	14,836
Band 42	1,180.105	13.55	15,990
Band 43	6,345.489	13.43	85,220
Band 46	515,510.367	12.53	6,459,345
Band 47	33,714.590	12.42	418,735
	8,007,948.261		$162,207,345
Columbia Small Company Growth Fund, Variable
Series - Class A
Contracts in accumulation period:
Band 7	301.549	$18.85	$5,684
Band 8	674.706	18.70	12,617
	976.255		$18,301
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	1,716.234	$11.51	$19,754
Band 3	357.019	11.13	3,974
Band 4	108,181.317	11.24	1,215,958
Band 5	62,730.055	11.19	701,949
Band 6	2,311,978.349	11.08	25,616,720
Band 7	1,445,626.551	11.03	15,945,261
Band 8	805,806.275	10.92	8,799,405
Band 9	246,376.463	10.87	2,678,112
Band 10	1,758,439.725	10.82	19,026,318
Band 11	509,299.187	10.76	5,480,059
Band 12	417,371.547	10.71	4,470,049
Band 13	910,072.925	10.66	9,701,377
Band 14	1,924,717.588	10.56	20,325,018
Band 15	774,051.474	10.51	8,135,281
Band 16	101,891.369	10.41	1,060,689
Band 17	1,290,394.348	10.36	13,368,485
Band 18	30,018.697	10.31	309,493
Band 19	85,217.408	10.21	870,070
Band 20	1,090,666.299	10.61	11,571,969
Band 21	213,828.149	10.46	2,236,642
Band 25	7,846.013	11.62	91,171
Band 26	293,761.374	11.57	3,398,819
Band 27	162,013.246	11.24	1,821,029
Band 28	39,810.601	11.08	441,101
Band 29	128,808.459	11.02	1,419,469
Band 30	35,705.225	10.71	382,403
Band 31	17,510.695	10.56	184,913
Band 34	94.365	9.93	937
Band 35	171,551.677	11.79	2,022,594

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Service Class 2
(continued)
Band 36	21,685.862	$11.57	$ 250,905
Band 37	32,281.489	11.40	368,009
Band 38	613,588.036	13.31	8,166,857
Band 39	106,817.886	13.12	1,401,451
Band 40	37,598.436	12.97	487,652
Band 41	18,076.577	12.08	218,365
Band 42	14,903.228	11.91	177,497
Band 43	94,275.560	11.77	1,109,623
Band 45	2,089.877	10.09	21,087
Band 46	671,601.191	9.74	6,541,396
Band 47	125,267.140	9.65	1,208,828
Band 51	676.103	9.19	6,213
Band 55	1,074.223	9.43	10,130
Band 56	16,293.282	8.77	142,892
	16,702,071.524		$ 181,409,924
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	13,056.131	$13.54	$ 176,780
Band 4	327,231.711	16.07	5,258,614
Band 5	87,154.676	15.95	1,390,117
Band 6	9,154,107.850	13.24	121,200,388
Band 7	1,379,878.372	15.72	21,691,688
Band 8	4,711,109.231	13.12	61,809,753
Band 9	606,697.088	15.49	9,397,738
Band 10	11,446,143.750	13.52	154,751,864
Band 11	1,298,422.963	13.01	16,892,483
Band 12	299,967.237	12.97	3,890,575
Band 13	2,816,261.141	15.20	42,807,169
Band 14	4,113,038.438	12.86	52,893,674
Band 15	3,970,153.479	14.98	59,472,899
Band 16	398,298.368	12.75	5,078,304
Band 17	3,558,174.256	12.71	45,224,395
Band 18	10,969.785	12.67	138,987
Band 19	71,732.041	12.98	931,082
Band 20	1,254,173.607	13.34	16,730,676
Band 21	436,611.134	13.20	5,763,267
Band 26	741,477.447	16.49	12,226,963
Band 27	331,215.197	16.02	5,306,067
Band 28	104,271.316	15.79	1,646,444
Band 29	252,580.457	15.71	3,968,039
Band 30	38,514.781	15.27	588,121
Band 31	20,769.639	15.05	312,583
Band 35	489,750.101	16.81	8,232,699
Band 36	109,249.235	16.49	1,801,520
Band 37	69,449.025	16.25	1,128,547
Band 38	2,620,332.628	17.26	45,226,941

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Service Class 2
(continued)
Band 39	718,804.264	$17.00	$12,219,672
Band 40	245,717.788	16.81	4,130,516
Band 41	132,588.014	15.49	2,053,788
Band 42	32,591.510	15.26	497,346
Band 43	213,674.958	15.09	3,224,355
Band 44	5,464.890	13.14	71,809
Band 45	13,008.846	12.90	167,814
Band 46	4,114,882.389	12.63	51,970,965
Band 47	533,206.035	12.52	6,675,740
Band 50	29,958.161	10.86	325,346
Band 51	903.782	10.71	9,680
Band 52	12,209.166	11.04	134,789
Band 53	750.054	10.91	8,183
Band 54	2,815.151	10.76	30,291
Band 55	6,147.280	10.99	67,559
Band 56	834,369.985	9.21	7,684,548
Band 57	8,025.088	9.06	72,707
Band 59	1,486.423	8.91	13,244
Band 60	5,096.955	9.09	46,331
	57,642,491.823		$795,343,060
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Band 35	39,346.418	$19.07	$750,336
Band 36	15,105.409	18.72	282,773
Band 37	6,718.358	18.47	124,088
Band 38	439,365.985	19.38	8,514,913
Band 39	228,066.007	19.09	4,353,780
Band 40	19,012.339	18.88	358,953
	747,614.516		$14,384,843
ING Balanced Portfolio - Class S
Contracts in accumulation period:
Band 4	1,977.678	$10.20	$20,172
Band 7	9,463.112	10.10	95,577
Band 9	53,976.860	10.03	541,388
Band 10	9,953.581	10.00	99,536
Band 13	6,616.274	9.93	65,700
Band 15	13,227.735	9.86	130,425
Band 21	19,357.697	9.84	190,480
Band 26	40,272.512	10.34	416,418
Band 27	12,043.783	10.20	122,847
Band 28	1,416.957	10.12	14,340
Band 29	20,239.037	10.10	204,414
Band 30	1,687.995	9.96	16,812
Band 31	19,122.496	9.89	189,121
Band 35	46,496.173	13.67	635,603
Band 36	1,917.293	13.46	25,807

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class S (continued)
Band 37	13,082.446	$13.31	$ 174,127
Band 38	207,014.400	13.09	2,709,818
Band 39	47,597.234	12.89	613,528
Band 40	17,766.896	12.75	226,528
Band 41	8,846.754	9.96	88,114
Band 42	1,614.236	9.87	15,933
Band 43	8,638.840	9.80	84,661
	562,329.989		$ 6,681,349
ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 1	7,519.419	$13.97	$ 105,046
Band 2	24,916.353	13.73	342,102
Band 3	312.898	13.31	4,165
Band 4	374,615.522	13.43	5,031,086
Band 5	37,892.684	13.37	506,625
Band 6	14,805,735.190	13.26	196,324,049
Band 7	2,524,418.183	13.20	33,322,320
Band 8	7,515,593.550	13.08	98,303,964
Band 9	1,186,881.291	13.03	15,465,063
Band 10	19,438,550.640	12.97	252,118,002
Band 11	2,331,473.273	12.91	30,099,320
Band 12	519,721.692	12.85	6,678,424
Band 13	6,019,745.942	12.80	77,052,748
Band 14	7,097,567.530	12.69	90,068,132
Band 15	6,206,307.986	12.63	78,385,670
Band 16	835,637.419	12.52	10,462,180
Band 17	5,525,607.371	12.46	68,849,068
Band 18	34,976.069	12.41	434,053
Band 19	122,247.581	12.30	1,503,645
Band 20	1,963,729.233	12.74	25,017,910
Band 21	318,166.555	12.57	3,999,354
Band 25	14,855.651	13.85	205,751
Band 26	2,931,067.242	11.80	34,586,593
Band 27	1,252,547.236	11.59	14,517,022
Band 28	698,060.444	11.49	8,020,715
Band 29	690,271.853	11.46	7,910,515
Band 30	256,725.736	11.26	2,890,732
Band 31	132,397.657	11.16	1,477,558
Band 35	336,344.319	14.03	4,718,911
Band 36	81,977.174	13.79	1,130,465
Band 37	20,839.234	13.61	283,622
Band 38	4,485,422.907	12.69	56,920,017
Band 39	1,053,124.205	12.50	13,164,053
Band 40	368,057.961	12.36	4,549,196
Band 41	37,492.595	11.27	422,542
Band 42	42,985.339	11.14	478,857
Band 43	235,606.787	11.04	2,601,099
Band 44	1,390.599	10.81	15,032

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class S (continued)
Band 45	10,474.089	$10.72	$ 112,282
Band 46	6,900,836.882	10.99	75,840,197
Band 47	927,830.590	10.89	10,104,075
Band 49	160,362.385	10.69	1,714,274
Band 50	27,776.197	11.38	316,093
Band 51	26,009.300	11.22	291,824
Band 52	7,264.035	11.56	83,972
Band 53	3,528.180	11.43	40,327
Band 54	12,788.874	11.28	144,258
Band 55	40,869.782	11.51	470,411
Band 56	1,482,305.711	10.63	15,756,910
Band 57	30,472.336	10.45	318,436
Band 58	964.911	10.37	10,006
Band 59	5,609.335	10.28	57,664
Band 60	2,559.295	10.48	26,821
Band 64	10,665.802	10.63	113,377
	99,181,101.024		$ 1,253,366,533
ING American Funds Asset Allocation Portfolio
Contracts in accumulation period:
Band 2	9,804.533	$9.76	$ 95,692
Band 4	64,240.845	9.69	622,494
Band 5	4,954.148	9.68	47,956
Band 6	6,373,629.697	9.66	61,569,263
Band 7	949,846.768	9.64	9,156,523
Band 8	1,965,775.426	9.62	18,910,760
Band 9	80,741.819	9.60	775,121
Band 10	11,286,916.050	9.59	108,241,525
Band 11	1,963,280.299	9.58	18,808,225
Band 12	104,038.031	9.56	994,604
Band 13	1,325,089.643	9.55	12,654,606
Band 14	1,148,052.239	9.52	10,929,457
Band 15	4,027,563.019	9.51	38,302,124
Band 16	163,406.748	9.49	1,550,730
Band 17	1,277,306.347	9.47	12,096,091
Band 18	7,646.237	9.46	72,333
Band 19	14,450.856	9.43	136,272
Band 20	789,389.587	9.54	7,530,777
Band 21	51,925.891	9.50	493,296
Band 26	31,953.382	9.77	312,185
Band 27	81,454.982	9.69	789,299
Band 28	42,705.659	9.65	412,110
Band 29	5,437.379	9.64	52,416
Band 30	5,654.904	9.56	54,061
Band 38	48,293.118	9.76	471,341
Band 41	603.679	9.57	5,777
Band 42	20,181.281	9.51	191,924
Band 43	29,976.215	9.47	283,875

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Asset Allocation Portfolio
(continued)
Band 46	2,007,999.358	$9.45	$ 18,975,594
Band 47	174,195.638	9.41	1,639,181
Band 50	6,013.668	9.55	57,431
Band 55	2,568.295	9.62	24,707
Band 56	2,587,105.511	9.72	25,146,666
Band 57	46,961.482	9.58	449,891
Band 59	12,994.818	9.44	122,671
Band 60	17,527.644	9.60	168,265
	36,729,685.196		$ 352,145,243
ING American Funds Bond Portfolio
Contracts in accumulation period:
Band 2	29,857.287	$10.53	$ 314,397
Band 4	101,191.661	10.28	1,040,250
Band 5	20,274.922	10.44	211,670
Band 6	8,176,396.079	10.23	83,644,532
Band 7	1,208,034.636	10.22	12,346,114
Band 8	3,023,318.677	10.19	30,807,617
Band 9	233,092.893	10.17	2,370,555
Band 10	10,751,091.660	10.16	109,231,091
Band 11	1,976,688.384	10.14	20,043,620
Band 12	296,209.421	10.13	3,000,601
Band 13	3,074,338.943	10.11	31,081,567
Band 14	2,515,630.063	10.08	25,357,551
Band 15	4,313,504.802	10.07	43,436,993
Band 16	183,371.099	10.04	1,841,046
Band 17	2,755,719.355	10.02	27,612,308
Band 18	5,234.983	10.00	52,350
Band 19	82,172.402	9.97	819,259
Band 20	1,236,491.375	10.10	12,488,563
Band 21	180,259.478	10.05	1,811,608
Band 26	222,516.637	10.55	2,347,551
Band 27	77,172.037	10.46	807,220
Band 28	46,668.039	10.41	485,814
Band 29	24,826.737	10.40	258,198
Band 30	18,545.435	10.31	191,203
Band 31	31,615.724	10.27	324,693
Band 35	114,695.702	10.43	1,196,276
Band 36	18,403.940	10.37	190,849
Band 37	18,704.981	10.32	193,035
Band 38	2,302,829.582	10.35	23,834,286
Band 39	528,856.765	10.29	5,441,936
Band 40	302,147.133	10.25	3,097,008
Band 41	38,544.671	10.32	397,781
Band 42	13,965.118	10.26	143,282
Band 43	91,689.291	10.22	937,065
Band 45	1,318.187	10.07	13,274
Band 46	2,956,945.117	9.99	29,539,882

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Bond Portfolio (continued)
Band 47	401,888.212	$9.94	$ 3,994,769
Band 55	10,935.735	10.19	111,435
Band 56	1,768,568.137	10.31	18,233,937
Band 57	65,411.801	10.14	663,276
Band 59	10,944.530	9.98	109,226
Band 60	15,863.672	10.17	161,334
Band 61	2,457.762	10.10	24,823
Band 64	10,305.436	10.24	105,528
	49,258,698.501		$ 500,315,373
ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 2	67,695.503	$14.54	$ 984,293
Band 4	853,552.917	14.28	12,188,736
Band 5	176,198.091	14.22	2,505,537
Band 6	25,830,505.410	14.12	364,726,736
Band 7	7,750,331.404	14.07	109,047,163
Band 8	11,927,677.580	13.96	166,510,379
Band 9	2,013,938.123	13.91	28,013,879
Band 10	28,931,188.660	13.86	400,986,275
Band 11	5,072,855.998	13.81	70,056,141
Band 12	1,180,264.314	13.76	16,240,437
Band 13	7,734,697.320	13.70	105,965,353
Band 14	13,894,288.580	13.60	188,962,325
Band 15	13,344,121.590	13.55	180,812,848
Band 16	796,076.135	13.45	10,707,224
Band 17	14,568,733.200	13.40	195,221,025
Band 18	42,590.509	13.35	568,583
Band 19	531,552.183	13.25	7,043,066
Band 20	7,652,669.355	13.65	104,458,937
Band 21	1,017,485.099	13.50	13,736,049
Band 26	1,093,287.769	14.60	15,962,001
Band 27	430,985.881	14.28	6,154,478
Band 28	289,304.162	14.12	4,084,975
Band 29	434,516.336	14.06	6,109,300
Band 30	112,026.092	13.75	1,540,359
Band 31	71,213.450	13.60	968,503
Band 35	223,093.406	11.41	2,545,496
Band 36	30,825.461	11.29	348,019
Band 37	41,947.880	14.44	605,727
Band 38	3,477,006.758	11.26	39,151,096
Band 39	774,945.040	11.14	8,632,888
Band 40	326,089.647	11.04	3,600,030
Band 41	232,705.344	13.76	3,202,026
Band 42	114,113.902	13.56	1,547,385
Band 43	547,929.231	13.41	7,347,731
Band 44	8,228.683	11.98	98,580
Band 45	16,607.529	11.75	195,138
Band 46	14,501,898.910	11.58	167,931,989

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio (continued)
Band 47	1,133,281.486	$11.47	$ 12,998,739
Band 50	57,644.531	10.44	601,809
Band 51	63,520.006	10.30	654,256
Band 52	6,768.909	10.61	71,818
Band 53	3,526.276	10.49	36,991
Band 54	10,340.652	10.34	106,922
Band 55	48,158.185	10.56	508,550
Band 56	4,029,127.449	9.25	37,269,429
Band 57	31,917.723	9.10	290,451
Band 59	30,869.063	8.95	276,278
Band 60	11,640.145	9.13	106,275
Band 61	3,784.117	9.06	34,284
Band 62	4,949.969	8.98	44,451
Band 64	1,122.766	9.27	10,408
	171,549,798.729		$ 2,301,771,368
ING American Funds Growth-Income Portfolio
Contracts in accumulation period:
Band 2	40,799.306	$12.70	$ 518,151
Band 4	970,453.594	12.47	12,101,556
Band 5	59,859.225	12.43	744,050
Band 6	17,556,910.650	12.33	216,476,708
Band 7	5,194,637.562	12.29	63,842,096
Band 8	7,628,865.312	12.20	93,072,157
Band 9	2,035,007.633	12.15	24,725,343
Band 10	18,859,468.990	12.11	228,388,169
Band 11	3,496,988.501	12.06	42,173,681
Band 12	686,003.145	12.02	8,245,758
Band 13	5,370,763.362	11.97	64,288,037
Band 14	9,526,910.098	11.88	113,179,692
Band 15	9,654,053.259	11.84	114,303,991
Band 16	515,490.247	11.75	6,057,010
Band 17	10,052,428.420	11.71	117,713,937
Band 18	26,521.520	11.66	309,241
Band 19	428,857.728	11.57	4,961,884
Band 20	4,924,284.096	11.93	58,746,709
Band 21	1,086,717.483	11.79	12,812,399
Band 26	906,288.357	12.75	11,555,177
Band 27	476,610.314	12.47	5,943,331
Band 28	185,386.560	12.33	2,285,816
Band 29	398,141.933	12.29	4,893,164
Band 30	119,576.447	12.01	1,436,113
Band 31	77,034.517	11.88	915,170
Band 35	133,933.631	10.45	1,399,606
Band 36	26,616.224	10.34	275,212
Band 37	41,543.446	12.61	523,863
Band 38	2,186,805.042	10.31	22,545,960
Band 39	287,316.531	10.20	2,930,629
Band 40	246,077.647	10.11	2,487,845

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth-Income Portfolio
(continued)
Band 41	149,471.618	$12.02	$ 1,796,649
Band 42	92,928.970	11.84	1,100,279
Band 43	457,923.541	11.71	5,362,285
Band 44	6,228.997	10.39	64,719
Band 45	23,918.388	10.21	244,207
Band 46	8,815,323.056	9.98	87,976,924
Band 47	950,481.730	9.89	9,400,264
Band 50	17,335.646	9.71	168,329
Band 51	492,257.926	9.57	4,710,908
Band 52	2,605.229	9.86	25,688
Band 53	7,543.306	9.75	73,547
Band 54	10,023.291	9.62	96,424
Band 55	28,197.450	9.82	276,899
Band 56	3,413,311.834	9.09	31,027,005
Band 57	13,266.760	8.94	118,605
Band 59	6,252.184	8.79	54,957
Band 60	22,313.455	8.97	200,152
Band 61	3,831.455	8.90	34,100
	117,713,565.616		$ 1,382,584,396
ING American Funds International Portfolio
Contracts in accumulation period:
Band 2	64,969.073	$19.21	$ 1,248,056
Band 4	348,711.744	18.86	6,576,703
Band 5	102,141.954	18.79	1,919,247
Band 6	10,785,643.430	18.65	201,152,250
Band 7	3,345,875.424	18.58	62,166,365
Band 8	5,524,450.402	18.44	101,870,865
Band 9	957,185.636	18.37	17,583,500
Band 10	13,733,676.480	18.30	251,326,280
Band 11	2,331,614.879	18.23	42,505,339
Band 12	586,478.368	18.17	10,656,312
Band 13	3,947,549.887	18.10	71,450,653
Band 14	6,334,952.271	17.96	113,775,743
Band 15	5,456,090.121	17.90	97,664,013
Band 16	546,134.503	17.76	9,699,349
Band 17	5,981,677.028	17.70	105,875,683
Band 18	28,192.049	17.63	497,026
Band 19	234,986.882	17.50	4,112,270
Band 20	2,760,607.238	18.03	49,773,749
Band 21	516,416.624	17.83	9,207,708
Band 26	597,878.042	19.28	11,527,089
Band 27	335,601.058	18.85	6,326,080
Band 28	114,325.273	18.64	2,131,023
Band 29	232,494.075	18.57	4,317,415
Band 30	55,069.688	18.16	1,000,066
Band 31	35,614.090	17.96	639,629
Band 34	77.787	17.12	1,332
Band 35	222,510.931	13.10	2,914,893

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Portfolio
(continued)
Band 36	35,705.753	$12.95	$ 462,390
Band 37	10,977.683	19.07	209,344
Band 38	2,510,976.512	12.92	32,441,817
Band 39	507,011.860	12.78	6,479,612
Band 40	178,287.818	12.67	2,258,907
Band 41	56,783.495	18.17	1,031,756
Band 42	29,666.151	17.91	531,321
Band 43	248,873.383	17.71	4,407,548
Band 44	3,046.238	14.53	44,262
Band 45	13,567.873	14.23	193,071
Band 46	6,235,951.564	13.54	84,434,784
Band 47	618,908.396	13.42	8,305,751
Band 50	20,884.434	11.21	234,115
Band 51	463,332.959	11.06	5,124,463
Band 52	7,394.581	11.39	84,224
Band 53	1,930.740	11.26	21,740
Band 54	10,105.649	11.11	112,274
Band 55	26,341.453	11.34	298,712
Band 56	2,409,833.466	8.62	20,772,764
Band 57	24,828.167	8.48	210,543
Band 59	10,128.157	8.34	84,469
Band 60	9,810.962	8.50	83,393
Band 61	2,647.584	8.44	22,346
Band 62	5,160.687	8.36	43,143
	78,623,080.502		$ 1,355,811,387
ING American Funds World Allocation Portfolio -
Service Class
Contracts in accumulation period:
Band 4	13,875.522	$13.45	$ 186,626
Band 5	2,341.303	14.57	34,113
Band 6	2,196,476.009	13.40	29,432,779
Band 7	249,071.631	13.39	3,335,069
Band 8	537,592.947	13.36	7,182,242
Band 9	45,413.523	13.34	605,816
Band 10	2,692,195.680	13.33	35,886,968
Band 11	645,015.316	13.31	8,585,154
Band 12	40,504.594	13.29	538,306
Band 13	2,687,618.160	13.28	35,691,569
Band 14	634,097.390	13.25	8,401,790
Band 15	1,083,472.407	13.23	14,334,340
Band 16	130,342.171	13.20	1,720,517
Band 17	487,065.448	13.19	6,424,393
Band 18	222.417	13.17	2,929
Band 19	28,864.771	13.14	379,283
Band 20	193,520.051	13.26	2,566,076
Band 21	18,671.428	13.22	246,836
Band 26	27,911.430	14.66	409,182
Band 27	11,263.603	14.58	164,223

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds World Allocation Portfolio -
Service Class (continued)
Band 28	2,832.501	$14.54	$ 41,185
Band 29	3,412.186	14.53	49,579
Band 30	1,555.572	14.45	22,478
Band 38	16,764.526	13.53	226,824
Band 41	2,300.409	14.46	33,264
Band 43	18,603.718	14.37	267,335
Band 46	925,559.421	13.15	12,171,106
Band 47	508,247.143	13.11	6,663,120
Band 51	7,005.152	13.19	92,398
Band 56	341,407.499	13.48	4,602,173
Band 57	5,074.294	13.31	67,539
Band 59	9,311.845	13.14	122,358
Band 60	2,119.029	13.34	28,268
Band 64	1,496.348	13.22	19,782
	13,571,225.444		$ 180,535,620
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,024.250	$15.06	$ 15,425
Band 2	7,788.040	14.80	115,263
Band 3	648.428	14.35	9,305
Band 4	117,981.429	14.48	1,708,371
Band 5	88,065.425	14.41	1,269,023
Band 6	5,620,113.677	14.29	80,311,424
Band 7	2,192,606.294	14.23	31,200,788
Band 8	2,633,522.185	14.10	37,132,663
Band 9	412,652.207	14.04	5,793,637
Band 10	7,241,126.665	13.98	101,230,951
Band 11	1,884,953.167	13.92	26,238,548
Band 12	375,811.506	13.85	5,204,989
Band 13	2,463,264.343	13.79	33,968,415
Band 14	4,446,274.108	13.67	60,780,567
Band 15	2,488,104.522	13.61	33,863,103
Band 16	172,147.818	13.49	2,322,274
Band 17	3,311,822.316	13.43	44,477,774
Band 18	93,778.062	13.37	1,253,813
Band 19	154,096.215	13.26	2,043,316
Band 20	1,418,546.904	13.73	19,476,649
Band 21	292,026.708	13.55	3,956,962
Band 25	28,921.295	14.93	431,795
Band 26	251,364.217	14.86	3,735,272
Band 27	81,100.106	14.48	1,174,330
Band 28	79,851.636	14.29	1,141,080
Band 29	104,698.884	14.22	1,488,818
Band 30	19,431.615	13.85	269,128
Band 31	8,924.215	13.67	121,994
Band 38	262,079.009	9.89	2,591,961
Band 41	38,134.387	15.33	584,600

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Artio Foreign Portfolio - Service Class (continued)
Band 42	13,561.546	$15.10	$204,779
Band 43	86,914.330	14.94	1,298,500
Band 44	618.400	12.55	7,761
Band 45	36,495.039	12.28	448,159
Band 46	2,449,934.274	11.52	28,223,243
Band 47	341,054.771	11.41	3,891,435
Band 50	23,087.915	9.57	220,951
Band 51	9,564.994	9.44	90,294
Band 52	6,279.708	9.72	61,039
Band 53	2,245.343	9.61	21,578
Band 54	10,167.492	9.48	96,388
Band 55	508.735	9.68	4,925
Band 56	629,068.770	7.18	4,516,714
Band 57	12,926.946	7.07	91,394
Band 60	976.941	7.09	6,927
	39,914,264.837		$543,096,325
ING Artio Foreign Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	575,039.135	$16.75	$9,631,906
Band 7	12,914.433	16.68	215,413
Band 10	391,537.395	16.40	6,421,213
Band 11	5,474.498	16.33	89,399
Band 12	129,915.619	16.26	2,112,428
Band 13	5,146.349	11.70	60,212
Band 14	126,180.693	12.76	1,610,066
Band 15	403,291.494	12.71	5,125,835
Band 17	165,116.242	12.58	2,077,162
Band 20	782,919.174	16.12	12,620,657
Band 46	469,877.737	11.42	5,366,004
	3,067,412.769		$45,330,295
ING BlackRock Inflation Protected Bond Portfolio -
Service Class
Contracts in accumulation period:
Band 4	142,911.132	$11.04	$1,577,739
Band 5	35,743.745	11.03	394,254
Band 6	3,408,948.014	11.01	37,532,518
Band 7	1,086,064.725	11.00	11,946,712
Band 8	1,170,759.421	10.98	12,854,938
Band 9	147,367.278	10.97	1,616,619
Band 10	4,954,369.745	10.96	54,299,892
Band 11	1,094,360.934	10.95	11,983,252
Band 12	158,549.261	10.94	1,734,529
Band 13	1,388,090.868	10.93	15,171,833
Band 14	2,074,531.667	10.91	22,633,140
Band 15	1,335,717.794	10.91	14,572,681
Band 16	121,893.242	10.89	1,327,417
Band 17	1,431,584.772	10.88	15,575,642
Band 18	4,388.858	10.87	47,707

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Inflation Protected Bond Portfolio -
Service Class (continued)
Band 19	82,801.885	$10.85	$898,400
Band 20	692,595.294	10.92	7,563,141
Band 21	110,149.472	10.90	1,200,629
Band 26	297,809.092	11.10	3,305,681
Band 27	76,545.704	11.04	845,065
Band 28	17,358.757	11.01	191,120
Band 29	121,014.560	11.00	1,331,160
Band 30	29,627.821	10.94	324,128
Band 31	9,365.779	10.91	102,181
Band 32	8,505.704	10.86	92,372
Band 35	83,884.914	11.14	934,478
Band 36	9,750.314	11.10	108,228
Band 37	1,570.361	11.07	17,384
Band 38	564,387.716	11.09	6,259,060
Band 39	134,890.924	11.05	1,490,545
Band 40	61,281.854	11.02	675,326
Band 41	223,385.002	10.94	2,443,832
Band 42	9,587.445	10.91	104,599
Band 43	68,048.246	10.88	740,365
Band 45	296.208	10.78	3,193
Band 46	1,372,073.093	10.86	14,900,714
Band 47	233,842.440	10.83	2,532,514
Band 50	3,060.591	10.94	33,483
Band 51	29,965.248	10.88	326,022
Band 52	2,872.730	11.00	31,600
Band 55	3,377.128	10.98	37,081
Band 56	449,421.108	11.06	4,970,597
Band 57	11,039.679	10.95	120,884
Band 59	9,723.920	10.85	105,505
Band 60	3,854.320	10.97	42,282
Band 64	10,248.337	10.90	111,707
	23,287,617.102		$255,112,149
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Contracts in accumulation period:
Band 35	10,645.776	$8.69	$92,512
Band 38	5,751.485	8.61	49,520
Band 40	1,243.909	8.50	10,573
	17,641.170		$152,605

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	12,033.593	$11.81	$ 142,117
Band 3	2,021.566	11.45	23,147
Band 4	51,289.957	11.56	592,912
Band 5	64,878.187	11.51	746,748
Band 6	1,445,316.098	11.41	16,491,057
Band 7	908,450.394	11.36	10,319,996
Band 8	705,924.168	11.26	7,948,706
Band 9	103,258.955	11.21	1,157,533
Band 10	1,660,778.635	11.16	18,534,290
Band 11	550,091.820	11.11	6,111,520
Band 12	301,245.653	11.06	3,331,777
Band 13	827,959.721	11.01	9,115,837
Band 14	1,616,152.406	10.92	17,648,384
Band 15	700,594.308	10.87	7,615,460
Band 16	52,180.227	10.77	561,981
Band 17	962,844.932	10.72	10,321,698
Band 18	23,096.473	10.68	246,670
Band 19	44,991.959	10.58	476,015
Band 20	687,935.685	10.96	7,539,775
Band 21	52,966.868	10.82	573,102
Band 25	5,541.351	11.92	66,053
Band 26	75,398.974	11.45	863,318
Band 27	68,439.683	11.25	769,946
Band 28	31,469.094	11.15	350,880
Band 29	28,729.224	11.12	319,469
Band 30	6,673.242	10.93	72,939
Band 31	5,589.715	10.84	60,593
Band 35	6,685.399	9.68	64,715
Band 36	5,097.781	9.60	48,939
Band 37	11,313.564	9.54	107,931
Band 38	139,754.602	10.19	1,424,099
Band 39	15,639.600	9.50	148,576
Band 40	14,517.171	9.44	137,042
Band 41	7,434.030	10.94	81,328
Band 42	148.473	10.81	1,605
Band 43	19,664.187	10.72	210,800
Band 45	1,150.280	10.40	11,963
Band 46	575,134.518	10.03	5,768,599
Band 47	79,710.549	9.94	792,323
Band 50	2,310.510	9.90	22,874
Band 51	680.866	9.77	6,652
Band 52	938.012	10.06	9,436
Band 55	3,743.004	10.01	37,467
Band 56	117,651.429	9.31	1,095,335
Band 57	3,721.810	9.15	34,055
Band 60	430.468	9.18	3,952
	12,001,579.141		$ 132,009,614

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	1,852.393	$11.74	$21,747
Band 3	285.078	11.38	3,244
Band 4	23,609.013	11.48	271,031
Band 5	2,596.613	11.43	29,679
Band 6	238,102.303	11.33	2,697,699
Band 7	196,343.538	11.28	2,214,755
Band 8	144,808.491	11.18	1,618,959
Band 9	20,343.301	11.14	226,624
Band 10	210,367.356	11.09	2,332,974
Band 11	118,975.039	11.04	1,313,484
Band 12	42,210.695	10.99	463,896
Band 13	129,470.115	10.94	1,416,403
Band 14	329,313.458	10.84	3,569,758
Band 15	105,724.518	10.80	1,141,825
Band 16	7,541.474	10.70	80,694
Band 17	243,521.486	10.65	2,593,504
Band 18	7,806.432	10.61	82,826
Band 19	39,551.449	10.51	415,686
Band 20	153,395.162	10.89	1,670,473
Band 21	7,585.936	10.75	81,549
Band 25	73.053	11.84	865
Band 26	11,179.052	10.52	117,604
Band 27	7,594.896	10.34	78,531
Band 28	277.145	10.25	2,841
Band 29	3,237.273	10.22	33,085
Band 30	4,117.807	10.04	41,343
Band 43	21,458.276	9.84	211,149
Band 46	140,253.518	9.28	1,301,553
Band 47	34,484.073	9.19	316,909
Band 50	2,207.991	8.84	19,519
Band 51	1,648.275	8.72	14,373
	2,249,935.209		$24,384,582
ING BlackRock Large Cap Value Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	19,379.867	$13.61	$263,760
Band 10	35,620.594	13.33	474,823
Band 11	730.701	13.27	9,696
Band 12	14,849.641	13.22	196,312
Band 13	1,085.999	9.42	10,230
Band 14	2,804.131	9.74	27,312
Band 15	31,377.789	9.70	304,365
Band 17	3,633.171	9.60	34,878
Band 20	44,208.173	13.11	579,569
Band 46	20,436.061	9.19	187,807
	174,126.127		$2,088,752

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Service
Class
Contracts in accumulation period:
Band 2	567.484	$11.06	$ 6,276
Band 3	961.428	10.88	10,460
Band 4	84,454.614	10.93	923,089
Band 5	17,038.295	10.90	185,717
Band 6	1,961,058.983	10.85	21,277,490
Band 7	393,755.620	10.83	4,264,373
Band 8	1,095,176.504	10.77	11,795,051
Band 9	85,134.928	10.75	915,200
Band 10	2,903,281.546	10.72	31,123,178
Band 11	334,954.513	10.70	3,584,013
Band 12	53,304.315	10.67	568,757
Band 13	692,761.108	10.65	7,377,906
Band 14	875,949.389	10.60	9,285,064
Band 15	1,076,869.513	10.57	11,382,511
Band 16	75,503.956	10.52	794,302
Band 17	1,206,204.697	10.50	12,665,149
Band 18	1,837.092	10.47	19,234
Band 19	14,851.529	10.42	154,753
Band 20	250,058.033	10.62	2,655,616
Band 21	40,946.195	10.55	431,982
Band 26	51,721.068	11.08	573,069
Band 27	12,373.878	10.93	135,246
Band 28	8,288.677	10.85	89,932
Band 29	16,937.030	10.82	183,259
Band 30	1,412.934	10.67	15,076
Band 31	283.076	10.60	3,001
Band 32	68.222	10.45	713
Band 35	132,217.663	8.72	1,152,938
Band 36	14,879.717	8.67	129,007
Band 37	3,857.072	8.63	33,287
Band 38	901,399.085	10.48	9,446,662
Band 39	331,726.031	8.61	2,856,161
Band 40	77,466.096	8.57	663,884
Band 41	14,505.926	10.68	154,923
Band 42	4,296.545	10.57	45,414
Band 43	30,916.118	10.50	324,619
Band 46	942,274.315	10.45	9,846,767
Band 47	90,578.774	10.37	939,302
Band 50	2,208.191	10.15	22,413
Band 51	4,850.427	10.01	48,553
Band 52	2,606.379	10.32	26,898
Band 53	1,592.824	10.20	16,247
Band 54	1,225.718	10.06	12,331
Band 55	23,383.635	10.27	240,150
Band 56	219,670.521	9.48	2,082,477
Band 57	26,656.259	9.33	248,703
Band 60	372.125	9.36	3,483
	14,082,438.048		$ 148,714,636

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	44,167.385	$10.77	$ 475,683
Band 8	837.152	10.70	8,958
Band 10	42,189.477	10.64	448,896
Band 12	3,980.609	10.59	42,155
Band 13	1,671.129	10.57	17,664
Band 14	24,676.289	10.52	259,595
Band 15	23,266.420	10.49	244,065
Band 17	5,790.143	10.42	60,333
Band 20	43,457.666	10.54	458,044
Band 46	24,017.763	10.37	249,064
	214,054.033		$ 2,264,457
ING Clarion Real Estate Portfolio - Service Class
Currently payable annuity contracts:	167.968	$73.37	$ 12,324
Contracts in accumulation period:
Band 1	3,569.950	76.69	273,779
Band 2	46,917.869	73.37	3,442,364
Band 3	296.722	67.88	20,141
Band 4	31,594.332	69.52	2,196,438
Band 5	22,953.218	68.67	1,576,197
Band 6	675,827.075	67.25	45,449,371
Band 7	492,690.160	66.42	32,724,480
Band 8	424,191.806	65.05	27,593,677
Band 9	62,969.921	64.23	4,044,558
Band 10	510,503.639	63.52	32,427,191
Band 11	268,695.990	62.82	16,879,482
Band 12	104,827.310	62.12	6,511,872
Band 13	404,020.047	61.44	24,822,992
Band 14	624,002.038	60.08	37,490,042
Band 15	276,897.533	59.41	16,450,482
Band 16	32,166.017	58.10	1,868,846
Band 17	505,125.709	57.45	29,019,472
Band 18	13,170.011	56.81	748,188
Band 19	39,730.368	55.55	2,207,022
Band 20	261,299.272	60.76	15,876,544
Band 21	30,580.134	58.75	1,796,583
Band 24	73.330	81.95	6,009
Band 25	6,547.803	75.03	491,282
Band 26	101,977.639	18.62	1,898,824
Band 27	36,227.435	18.25	661,151
Band 28	14,953.621	18.06	270,062
Band 29	26,672.424	18.00	480,104
Band 30	10,344.066	17.64	182,469
Band 31	1,208.124	17.46	21,094
Band 33	828.491	16.89	13,993
Band 38	42,615.750	10.39	442,778
Band 41	26,281.612	17.65	463,870
Band 42	10,943.422	17.41	190,525

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service Class
(continued)
Band 43	53,618.292	$17.24	$924,379
Band 44	737.744	16.82	12,409
Band 45	5,359.336	16.41	87,947
Band 46	888,215.854	12.62	11,209,284
Band 47	108,093.372	12.50	1,351,167
Band 50	1,712.376	10.09	17,278
Band 51	334.274	9.95	3,326
Band 53	756.565	10.14	7,672
Band 55	5,344.383	10.21	54,566
Band 56	11,051.602	11.46	126,651
Band 59	224.194	11.09	2,486
Band 60	980.394	11.31	11,088
	6,187,299.192		$322,362,459
ING Clarion Real Estate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	217,627.467	$22.77	$4,955,377
Band 7	277.163	22.67	6,283
Band 10	138,890.536	22.29	3,095,870
Band 11	2,607.157	22.20	57,879
Band 12	45,021.464	22.10	994,974
Band 13	1,961.902	12.82	25,152
Band 14	29,200.253	15.76	460,196
Band 15	171,900.911	15.70	2,698,844
Band 17	61,148.125	15.54	950,242
Band 20	263,480.826	21.92	5,775,500
Band 46	160,984.610	12.51	2,013,917
	1,093,100.414		$21,034,234
ING DFA World Equity Portfolio - Service Class
Contracts in accumulation period:
Band 2	795.849	$9.00	$7,163
Band 4	110,447.809	8.68	958,687
Band 5	5,089.483	8.93	45,449
Band 6	6,040,109.900	8.63	52,126,148
Band 7	552,043.281	8.62	4,758,613
Band 8	2,116,682.083	8.59	18,182,299
Band 9	71,758.952	8.58	615,692
Band 10	7,272,715.647	8.56	62,254,446
Band 11	478,367.227	8.55	4,090,040
Band 12	57,529.768	8.53	490,729
Band 13	1,762,472.977	8.52	15,016,270
Band 14	1,394,626.034	8.49	11,840,375
Band 15	1,656,261.333	8.47	14,028,533
Band 16	112,285.195	8.44	947,687
Band 17	840,719.382	8.43	7,087,264
Band 18	3,099.184	8.41	26,064
Band 19	17,256.850	8.39	144,785
Band 20	245,681.749	8.50	2,088,295

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING DFA World Equity Portfolio - Service Class
(continued)
Band 21	54,741.684	$8.46	$ 463,115
Band 26	23,032.334	9.02	207,752
Band 27	6,266.541	8.94	56,023
Band 28	8,885.273	8.90	79,079
Band 29	1,126.677	8.89	10,016
Band 30	700.240	8.82	6,176
Band 35	2,939.427	9.62	28,277
Band 38	294,891.432	8.75	2,580,300
Band 39	35,111.437	9.52	334,261
Band 40	3,671.599	9.49	34,843
Band 41	4,387.946	8.82	38,702
Band 42	2,652.130	8.77	23,259
Band 43	931.423	8.73	8,131
Band 45	639.008	8.61	5,502
Band 46	1,341,550.300	8.40	11,269,023
Band 47	405,717.129	8.36	3,391,795
Band 50	1,199.797	8.52	10,222
Band 51	5,301.623	8.43	44,693
Band 52	11,423.660	8.62	98,472
Band 55	10,490.213	8.59	90,111
Band 56	1,001,990.300	8.91	8,927,734
Band 57	6,851.997	8.77	60,092
	25,962,444.873		$ 222,476,117
ING FMR SM Diversified Mid Cap Portfolio - Service
Class
Currently payable annuity contracts:	201.126	$18.16	$ 3,652
Contracts in accumulation period:
Band 1	14,262.976	13.63	194,404
Band 2	118,317.535	18.16	2,148,646
Band 3	8,759.028	17.52	153,458
Band 4	203,999.306	17.70	3,610,788
Band 5	235,619.052	17.61	4,149,252
Band 6	6,967,701.583	17.43	121,447,039
Band 7	4,704,576.374	17.34	81,577,354
Band 8	4,529,412.865	17.16	77,724,725
Band 9	775,376.276	17.07	13,235,673
Band 10	6,525,328.878	16.98	110,800,084
Band 11	4,041,190.745	16.89	68,255,712
Band 12	1,252,268.764	16.81	21,050,638
Band 13	4,275,346.574	16.72	71,483,795
Band 14	6,103,629.556	16.54	100,954,033
Band 15	2,177,701.637	16.46	35,844,969
Band 16	315,947.395	16.29	5,146,783
Band 17	3,565,170.681	16.20	57,755,765
Band 18	128,035.093	16.12	2,063,926
Band 19	298,196.844	15.95	4,756,240
Band 20	2,097,968.337	16.63	34,889,213
Band 21	333,415.804	16.37	5,458,017

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMR SM Diversified Mid Cap Portfolio - Service
Class (continued)
Band 24	146.652	$19.13	$2,805
Band 25	50,514.618	18.36	927,448
Band 26	191,884.711	16.01	3,072,074
Band 27	66,029.307	15.74	1,039,301
Band 28	38,491.159	15.60	600,462
Band 29	31,543.857	15.55	490,507
Band 30	25,723.859	15.29	393,318
Band 31	3,602.704	15.15	54,581
Band 38	98,296.936	13.06	1,283,758
Band 41	43,457.606	15.29	664,467
Band 42	8,870.674	15.12	134,125
Band 43	67,612.632	14.99	1,013,513
Band 44	1,122.559	14.68	16,479
Band 45	367.246	14.55	5,343
Band 46	2,307,987.411	14.68	33,881,255
Band 47	276,647.863	14.55	$4,025,226
Band 50	14,600.447	12.64	184,550
Band 51	1,685.198	12.46	20,998
Band 52	1,325.728	12.84	17,022
Band 53	1,458.437	12.69	18,508
Band 54	3,297.383	12.52	41,283
Band 55	7,712.602	12.78	98,567
Band 56	757,964.059	11.00	8,337,605
Band 57	9,479.906	10.82	102,573
Band 59	1,429.941	10.64	15,215
Band 60	10,827.418	10.86	117,586
	52,694,507.342		$879,262,735
ING FMR SM Diversified Mid Cap Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	362,446.338	$22.57	$8,180,414
Band 7	5,188.584	22.47	116,587
Band 10	264,561.607	22.10	5,846,812
Band 11	5,238.646	22.00	115,250
Band 12	66,888.765	21.91	1,465,533
Band 13	350.523	14.92	5,230
Band 14	72,279.292	17.03	1,230,916
Band 15	220,270.672	16.97	3,737,993
Band 17	114,710.235	16.80	1,927,132
Band 20	529,705.959	21.73	11,510,510
Band 46	220,159.603	14.55	3,203,322
	1,861,800.224		$37,339,699

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 2	43,772.996	$11.40	$ 499,012
Band 3	397.908	11.21	4,461
Band 4	240,603.676	11.26	2,709,197
Band 5	42,418.481	11.24	476,784
Band 6	5,251,258.570	11.18	58,709,071
Band 7	1,463,809.461	11.16	16,336,114
Band 8	2,754,551.424	11.11	30,603,066
Band 9	621,022.731	11.08	6,880,932
Band 10	7,970,974.531	11.05	88,079,269
Band 11	1,503,413.743	11.03	16,582,654
Band 12	297,547.221	11.00	3,273,019
Band 13	2,382,799.918	10.97	26,139,315
Band 14	3,763,514.419	10.92	41,097,577
Band 15	3,315,679.945	10.90	36,140,911
Band 16	416,561.217	10.84	4,515,524
Band 17	3,310,943.521	10.82	35,824,409
Band 18	24,331.903	10.79	262,541
Band 19	88,916.235	10.74	954,960
Band 20	820,797.430	10.95	8,987,732
Band 21	424,003.500	10.87	4,608,918
Band 26	484,266.832	11.42	5,530,327
Band 27	169,322.948	11.26	1,906,576
Band 28	89,930.434	11.18	1,005,422
Band 29	79,398.293	11.16	886,085
Band 30	15,043.743	11.00	165,481
Band 31	18,796.632	10.92	205,259
Band 33	1,048.107	10.67	11,183
Band 34	100.283	10.59	1,062
Band 38	365,098.389	11.46	4,184,028
Band 41	50,824.756	11.00	559,072
Band 42	18,381.839	10.90	200,362
Band 43	163,117.347	10.82	1,764,930
Band 44	1,152.329	10.64	12,261
Band 45	23,949.877	10.56	252,911
Band 46	3,240,252.810	10.77	34,897,523
Band 47	451,080.225	10.69	4,822,048
Band 50	2,739.759	11.06	30,302
Band 51	15,582.445	10.91	170,004
Band 55	10,959.602	11.19	122,638
Band 56	907,465.088	10.40	9,437,637
Band 57	3,950.435	10.23	40,413
Band 59	6,379.211	10.06	64,175
Band 60	2,859.241	10.26	29,336
	40,859,019.455		$ 448,984,501

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	205,556.309	$11.11	$ 2,283,731
Band 10	172,981.219	10.97	1,897,604
Band 12	29,798.867	10.92	325,404
Band 14	12,131.258	10.84	131,503
Band 15	69,411.706	10.82	751,035
Band 17	41,890.583	10.74	449,905
Band 20	205,534.348	10.87	2,234,158
Band 46	85,173.596	10.69	910,506
	822,477.886		$ 8,983,846
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Band 2	15,816.873	$10.16	$ 160,699
Band 3	848.689	10.02	8,504
Band 4	136,289.681	10.06	1,371,074
Band 5	34,441.528	10.04	345,793
Band 6	3,338,775.062	10.01	33,421,138
Band 7	544,883.060	9.99	5,443,382
Band 8	1,342,009.219	9.95	13,352,992
Band 9	340,335.873	9.93	3,379,535
Band 10	4,677,691.659	9.91	46,355,924
Band 11	560,125.860	9.89	5,539,645
Band 12	124,950.853	9.88	1,234,514
Band 13	1,182,068.970	9.86	11,655,200
Band 14	1,526,111.374	9.82	14,986,414
Band 15	1,642,757.743	9.80	16,099,026
Band 16	144,782.062	9.77	1,414,521
Band 17	1,089,781.966	9.75	10,625,374
Band 18	3,988.140	9.73	38,805
Band 19	25,007.630	9.69	242,324
Band 20	387,639.958	9.84	3,814,377
Band 21	207,361.549	9.78	2,027,996
Band 26	190,771.740	10.18	1,942,056
Band 27	59,024.425	10.06	593,786
Band 28	86,803.762	10.01	868,906
Band 29	133,111.564	9.99	1,329,785
Band 30	11,651.815	9.88	115,120
Band 31	5,200.166	9.82	51,066
Band 33	1,942.598	9.64	18,727
Band 34	28.057	9.59	269
Band 38	288,824.152	10.16	2,934,453
Band 41	28,655.998	9.88	283,121
Band 42	12,489.415	9.81	122,521
Band 43	56,161.567	9.75	547,575
Band 44	2,577.251	9.62	24,793
Band 45	1,126.341	9.57	10,779
Band 46	1,455,006.416	9.71	14,128,112

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Mutual Shares Portfolio - Service Class
(continued)
Band 47	159,918.608	$9.66	$ 1,544,814
Band 50	3,750.028	9.86	36,975
Band 51	7,423.783	9.75	72,382
Band 52	1,080.798	9.99	10,797
Band 55	24,763.767	9.95	246,399
Band 56	466,391.400	8.89	4,146,220
Band 57	11,673.151	8.74	102,023
Band 59	1,864.217	8.60	16,032
Band 60	3,763.514	8.77	33,006
	20,339,672.282		$ 200,696,954
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
Contracts in accumulation period:
Band 2	271.262	$8.68	$ 2,355
Band 4	743,528.053	8.60	6,394,341
Band 5	23,606.252	8.58	202,542
Band 6	16,813,478.900	8.55	143,755,245
Band 7	1,056,405.179	8.53	9,011,136
Band 8	5,865,447.078	8.50	49,856,300
Band 9	442,091.743	8.48	3,748,938
Band 10	28,072,976.230	8.47	237,778,109
Band 11	2,395,440.193	8.45	20,241,470
Band 12	102,294.701	8.44	863,367
Band 13	3,789,489.196	8.42	31,907,499
Band 14	6,978,556.039	8.39	58,550,085
Band 15	9,675,208.200	8.37	80,981,493
Band 16	799,239.251	8.34	6,665,655
Band 17	5,129,859.613	8.33	42,731,731
Band 18	2,030.178	8.31	16,871
Band 19	27,089.903	8.28	224,304
Band 20	1,285,419.374	8.40	10,797,523
Band 21	363,028.451	8.36	3,034,918
Band 26	80,826.781	8.69	702,385
Band 27	89,609.733	8.60	770,644
Band 28	17,241.839	8.55	147,418
Band 29	34,182.579	8.53	291,577
Band 30	4,080.874	8.44	34,443
Band 31	2,517.574	8.39	21,122
Band 32	1,549.993	8.30	12,865
Band 35	41,053.056	9.68	397,394
Band 36	2,689.174	9.63	25,897
Band 38	3,997,734.727	8.68	34,700,337
Band 39	8,496.119	9.56	81,223
Band 40	53,883.643	9.52	512,972
Band 41	1,648.077	8.44	13,910
Band 43	47,838.492	8.33	398,495
Band 45	17,644.395	8.17	144,155
Band 46	7,912,666.933	8.30	65,675,136

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Templeton Founding Strategy Portfolio -
Service Class (continued)
Band 47	664,968.955	$8.25	$ 5,485,994
Band 50	113,056.637	8.42	951,937
Band 51	33,618.856	8.33	280,045
Band 52	11,677.864	8.53	99,612
Band 53	4,219.813	8.45	35,657
Band 54	5,059.294	8.36	42,296
Band 55	297,893.431	8.50	2,532,094
Band 56	3,814,054.914	9.28	35,394,430
Band 57	158,363.531	9.13	1,445,859
Band 60	15,238.332	9.16	139,583
	100,997,275.412		$ 857,101,362
ING Global Resources Portfolio - Service Class
Currently payable annuity contracts:	423.376	$48.81	$ 20,665
Contracts in accumulation period:
Band 1	7,241.045	51.01	369,366
Band 2	56,528.797	48.81	2,759,171
Band 3	862.724	45.15	38,952
Band 4	51,264.622	46.24	2,370,476
Band 5	27,748.925	45.68	1,267,571
Band 6	2,021,669.311	44.73	90,429,268
Band 7	964,541.574	44.18	42,613,447
Band 8	1,430,152.208	43.27	61,882,686
Band 9	142,138.694	42.73	6,073,586
Band 10	2,544,301.195	42.26	107,522,169
Band 11	647,095.440	41.79	27,042,118
Band 12	174,268.575	41.33	7,202,520
Band 13	1,034,065.083	40.87	42,262,240
Band 14	1,592,246.235	39.97	63,642,082
Band 15	1,208,420.229	39.52	47,756,767
Band 16	140,586.411	38.65	5,433,665
Band 17	1,711,545.097	38.22	65,415,254
Band 18	24,775.368	37.79	936,261
Band 19	53,158.058	36.95	1,964,190
Band 20	488,118.828	40.42	19,729,763
Band 21	73,440.143	39.08	2,870,041
Band 25	9,400.398	49.91	469,174
Band 26	110,861.232	20.44	2,266,004
Band 27	54,300.319	20.09	1,090,893
Band 28	40,326.447	19.91	802,900
Band 29	66,607.263	19.85	1,322,154
Band 30	8,705.155	19.51	169,838
Band 31	4,138.799	19.34	80,044
Band 34	22.940	18.64	428
Band 38	108,082.618	14.54	1,571,521
Band 41	37,132.753	19.52	724,831
Band 42	11,791.819	19.30	227,582
Band 43	65,147.439	19.13	1,246,271

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
(continued)
Band 44	425.416	$18.74	$7,972
Band 45	6,939.788	18.57	128,872
Band 46	1,661,012.155	19.95	33,137,192
Band 47	261,052.472	19.77	5,161,007
Band 50	11,435.260	14.05	160,665
Band 51	4,388.170	13.86	60,820
Band 52	7,225.846	14.28	103,185
Band 53	930.023	14.11	13,123
Band 54	8,105.234	13.92	112,825
Band 55	22,803.273	14.21	324,035
Band 56	447,189.898	9.79	4,377,989
Band 57	40,960.141	9.63	394,446
Band 59	2,852.983	9.47	27,018
Band 60	3,828.775	9.66	36,986
	17,390,258.554		$653,620,033
ING Global Resources Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	230,814.589	$30.92	$7,136,787
Band 7	23.415	30.79	721
Band 10	152,337.567	30.28	4,612,782
Band 11	1,973.892	30.15	59,513
Band 12	36,492.671	30.02	1,095,510
Band 13	1,093.284	20.26	22,150
Band 14	86,179.900	20.51	1,767,550
Band 15	138,437.833	20.44	2,829,669
Band 17	67,297.546	20.22	1,360,756
Band 20	297,749.914	29.77	8,864,015
Band 46	141,004.517	19.77	2,787,659
	1,153,405.128		$30,537,112
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Band 2	19,148.679	$13.60	$260,422
Band 3	1,573.937	13.11	20,634
Band 4	92,300.765	13.25	1,222,985
Band 5	172,632.166	13.18	2,275,292
Band 6	4,108,306.264	13.05	53,613,397
Band 7	2,774,152.037	12.98	36,008,493
Band 8	2,171,848.489	12.85	27,908,253
Band 9	381,179.559	12.78	4,871,475
Band 10	5,529,829.687	12.71	70,284,135
Band 11	1,730,041.579	12.65	21,885,026
Band 12	690,071.266	12.58	8,681,097
Band 13	2,814,830.122	12.52	35,241,673
Band 14	5,245,951.646	12.39	64,997,341
Band 15	2,004,086.577	12.32	24,690,347
Band 16	263,039.897	12.19	3,206,456
Band 17	2,485,157.190	12.13	30,144,957

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service Class
(continued)
Band 18	103,337.928	$12.07	$1,247,289
Band 19	211,763.974	11.94	2,528,462
Band 20	1,170,296.015	12.45	14,570,185
Band 21	247,525.930	12.26	3,034,668
Band 25	26,213.541	13.74	360,174
Band 26	84,965.296	14.83	1,260,035
Band 27	42,212.206	14.54	613,765
Band 28	35,632.313	14.39	512,749
Band 29	40,309.324	14.34	578,036
Band 30	14,541.698	14.05	204,311
Band 31	6,727.800	13.91	93,584
Band 38	154,955.483	11.11	1,721,555
Band 41	30,694.026	14.06	431,558
Band 42	14,475.102	13.87	200,770
Band 43	71,041.517	13.73	975,400
Band 44	711.777	13.40	9,538
Band 45	4,741.837	13.08	62,023
Band 46	1,575,494.392	12.24	19,284,051
Band 47	336,784.219	12.12	4,081,825
Band 50	21,145.917	10.70	226,261
Band 51	6,047.744	10.55	63,804
Band 52	5,042.063	10.87	54,807
Band 54	1,280.558	10.60	13,574
Band 55	5,686.037	10.82	61,523
Band 56	222,687.437	7.98	1,777,046
Band 57	10,624.045	7.85	83,399
Band 60	569.568	7.87	4,483
	34,929,657.607		$439,366,858
ING Janus Contrarian Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	167,912.864	$20.43	$3,430,460
Band 7	1,200.115	20.34	24,410
Band 10	168,106.320	20.00	3,362,126
Band 11	46.711	19.92	930
Band 12	60,512.226	19.83	1,199,957
Band 13	5,407.784	12.42	67,165
Band 14	61,953.201	13.65	845,661
Band 15	220,182.585	13.60	2,994,483
Band 17	86,850.250	13.46	1,169,004
Band 20	345,750.510	19.67	6,800,913
Band 46	214,038.124	12.12	2,594,142
	1,331,960.690		$22,489,251

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Currently payable annuity contracts:	137.752	$25.82	$ 3,557
Contracts in accumulation period:
Band 1	7,355.338	26.50	194,916
Band 2	129,206.334	25.82	3,336,108
Band 3	2,136.480	24.67	52,707
Band 4	135,772.343	25.00	3,394,309
Band 5	76,509.803	24.84	1,900,504
Band 6	3,721,909.970	24.52	91,261,232
Band 7	1,650,883.741	24.36	40,215,528
Band 8	2,700,953.985	24.04	64,930,934
Band 9	252,007.655	23.89	6,020,463
Band 10	4,464,014.723	23.73	105,931,069
Band 11	1,011,849.972	23.58	23,859,422
Band 12	206,305.005	23.42	4,831,663
Band 13	1,772,314.407	23.27	41,241,756
Band 14	2,540,647.490	22.97	58,358,673
Band 15	2,059,178.059	22.82	46,990,443
Band 16	224,584.789	22.52	5,057,649
Band 17	2,793,231.553	22.37	62,484,590
Band 18	40,526.139	22.23	900,896
Band 19	75,447.384	21.94	1,655,316
Band 20	755,380.920	23.12	17,464,407
Band 21	91,214.326	22.67	2,067,829
Band 25	15,140.005	26.17	396,214
Band 26	108,658.215	24.83	2,697,983
Band 27	37,192.930	24.40	907,507
Band 28	36,316.182	24.19	878,488
Band 29	65,178.296	24.12	1,572,100
Band 30	8,163.207	23.71	193,550
Band 31	9,122.720	23.50	214,384
Band 35	143,019.565	10.69	1,528,879
Band 36	29,608.511	10.63	314,738
Band 37	10,169.835	10.59	107,699
Band 38	798,685.573	17.78	14,200,629
Band 39	394,561.689	10.56	4,166,571
Band 40	72,883.006	10.51	766,000
Band 41	22,669.405	23.72	537,718
Band 42	6,948.881	23.45	162,951
Band 43	43,414.511	23.24	1,008,953
Band 44	132.410	22.76	3,014
Band 45	3,082.878	22.56	69,550
Band 46	1,528,554.342	23.74	36,287,880
Band 47	154,288.143	23.52	3,628,857
Band 50	16,768.816	17.24	289,094
Band 51	1,926.539	17.00	32,751
Band 52	654.189	17.52	11,461
Band 53	728.667	17.32	12,621

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Band 54	3,517.895	$17.08	$60,086
Band 55	4,205.581	17.44	73,345
Band 56	533,361.698	10.00	5,333,617
Band 57	23,343.324	9.84	229,698
Band 59	1,655.968	9.68	16,030
Band 60	1,723.544	9.87	17,011
	28,787,244.693		$657,873,350
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	242,185.534	$37.72	$9,135,238
Band 7	6,583.670	37.56	247,283
Band 8	268.865	37.24	10,013
Band 10	138,142.188	36.93	5,101,591
Band 11	5,255.544	36.77	193,246
Band 12	35,735.417	36.62	1,308,631
Band 13	5,816.238	24.11	140,229
Band 14	61,995.753	25.03	1,551,754
Band 15	216,623.929	24.95	5,404,767
Band 17	41,997.154	24.69	1,036,910
Band 20	220,083.674	36.31	7,991,238
Band 46	143,263.050	23.52	3,369,547
	1,117,951.016		$35,490,447
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Band 2	5,191.371	$16.49	$85,606
Band 4	71,557.985	16.13	1,154,230
Band 5	36,668.405	16.06	588,895
Band 6	2,114,063.451	15.92	33,655,890
Band 7	1,465,970.952	15.85	23,235,640
Band 8	1,345,723.306	15.71	21,141,313
Band 9	159,110.553	15.64	2,488,489
Band 10	3,141,380.327	15.57	48,911,292
Band 11	561,305.465	15.50	8,700,235
Band 12	191,941.501	15.44	2,963,577
Band 13	1,514,461.002	15.37	23,277,266
Band 14	1,677,564.120	15.23	25,549,302
Band 15	808,464.717	15.17	12,264,410
Band 16	95,844.315	15.03	1,440,540
Band 17	1,074,194.566	14.97	16,080,693
Band 18	26,007.064	14.90	387,505
Band 19	93,706.595	14.77	1,384,046
Band 20	544,851.986	15.30	8,336,235
Band 21	116,575.634	15.10	1,760,292
Band 25	11,450.565	16.63	190,423
Band 26	108,636.409	16.56	1,799,019
Band 27	45,783.821	16.13	738,493

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class (continued)
Band 28	56,180.984	$15.92	$894,401
Band 29	28,843.512	15.85	457,170
Band 30	7,380.877	15.43	113,887
Band 31	3,713.892	15.23	56,563
Band 38	61,611.131	11.95	736,253
Band 41	16,771.086	16.48	276,387
Band 42	19,753.344	16.24	320,794
Band 43	67,936.492	16.06	1,091,060
Band 44	2,022.755	13.75	27,813
Band 45	3,825.782	13.42	51,342
Band 46	1,201,184.825	12.03	14,450,253
Band 47	138,812.400	11.92	1,654,644
Band 51	3,882.253	11.41	44,297
Band 54	666.579	11.47	7,646
Band 55	12,438.824	11.71	145,659
Band 56	82,208.459	11.84	973,348
Band 57	456.288	11.65	5,316
	16,918,143.593		$257,440,224
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	431,524.998	$19.00	$8,198,975
Band 7	816.312	18.92	15,445
Band 10	303,531.078	18.60	5,645,678
Band 11	17,287.989	18.52	320,174
Band 12	98,661.252	18.44	1,819,313
Band 13	4,702.140	12.20	57,366
Band 14	82,882.253	14.17	1,174,442
Band 15	297,266.640	14.12	4,197,405
Band 17	176,201.946	13.98	2,463,303
Band 20	606,076.044	18.29	11,085,131
Band 46	299,396.291	11.91	3,565,810
	2,318,346.943		$38,543,042
ING Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 4	19,305.721	$14.07	$271,631
Band 5	20,552.752	14.02	288,150
Band 6	1,082,964.946	13.93	15,085,702
Band 7	595,332.358	13.88	8,263,213
Band 8	710,704.604	13.78	9,793,509
Band 9	35,638.307	13.74	489,670
Band 10	1,903,369.294	13.69	26,057,126
Band 11	354,545.685	13.64	4,836,003
Band 12	58,940.078	13.60	801,585
Band 13	591,995.350	13.55	8,021,537
Band 14	626,286.959	13.46	8,429,822
Band 15	641,794.842	13.42	8,612,887

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Large Cap Growth Portfolio - Service Class
(continued)
Band 16	34,762.960	$13.32	$463,043
Band 17	601,970.854	13.28	7,994,173
Band 18	3,475.024	13.23	45,975
Band 19	38,425.075	13.14	504,905
Band 20	305,316.787	13.51	4,124,830
Band 21	31,128.123	13.37	416,183
Band 26	87,877.670	14.35	1,261,045
Band 27	58,150.037	14.07	818,171
Band 28	14,705.597	13.92	204,702
Band 29	47,170.280	13.88	654,723
Band 30	4,369.330	13.60	59,423
Band 31	423.220	13.46	5,697
Band 35	13,526.774	15.18	205,336
Band 36	5,936.501	15.01	89,107
Band 37	1,250.241	14.88	18,604
Band 38	134,207.592	14.97	2,009,088
Band 39	10,172.320	14.80	150,550
Band 40	9,329.880	14.67	136,869
Band 41	3,548.579	13.60	48,261
Band 42	1,519.975	13.42	20,398
Band 43	20,392.545	13.29	271,017
Band 46	752,640.900	12.72	9,573,592
Band 47	90,392.090	12.61	1,139,844
Band 56	47,230.889	13.47	636,200
Band 57	6,047.083	13.31	80,487
Band 59	301.964	13.14	3,968
Band 60	2,993.756	13.34	39,937
	8,968,696.942		$121,926,963
ING Large Cap Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	13,460.597	$13.79	$185,622
Band 10	4,310.531	13.55	58,408
Band 15	14,867.657	13.28	197,442
Band 17	8,407.893	13.15	110,564
Band 20	9,686.838	13.37	129,513
Band 46	16,227.870	12.61	204,633
	66,961.386		$886,182

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Limited Maturity Bond Portfolio - Service Class
Currently payable annuity contracts:	612.669	$25.19	$ 15,433
Contracts in accumulation period:
Band 1	4,775.796	26.33	125,747
Band 2	180,600.486	25.19	4,549,326
Band 3	883.471	23.30	20,585
Band 4	50,498.754	23.89	1,206,415
Band 5	37,468.300	23.55	882,378
Band 6	595,342.719	23.11	13,758,370
Band 7	632,793.127	22.78	14,415,027
Band 8	364,324.193	22.35	8,142,646
Band 9	85,516.846	22.03	1,883,936
Band 10	176,732.916	21.79	3,851,010
Band 11	698,357.032	21.59	15,077,528
Band 12	146,748.829	21.31	3,127,218
Band 13	530,599.131	21.07	11,179,724
Band 14	497,851.536	20.61	10,260,720
Band 16	10,272.866	19.96	205,046
Band 17	72,554.296	19.74	1,432,222
Band 18	8,961.538	19.52	174,929
Band 19	24,724.680	19.09	471,994
Band 20	121,457.585	20.88	2,536,034
Band 21	36,225.895	20.19	731,401
Band 24	166.823	28.16	4,698
Band 25	16,152.928	25.78	416,422
Band 49	35,988.148	10.56	380,035
	4,329,610.564		$ 94,848,844
ING Liquid Assets Portfolio - Service Class
Currently payable annuity contracts:	514.896	$18.22	$ 9,381
Contracts in accumulation period:
Band 1	16,821.588	19.04	320,283
Band 2	212,156.767	18.22	3,865,496
Band 3	17,556.498	16.86	296,003
Band 4	654,563.060	17.26	11,297,758
Band 5	130,667.431	17.00	2,221,346
Band 6	7,999,039.486	16.70	133,583,959
Band 7	4,765,149.456	16.44	78,339,057
Band 8	5,366,980.071	16.16	86,730,398
Band 9	997,898.045	15.90	15,866,579
Band 10	9,115,634.527	15.73	143,388,931
Band 11	4,773,218.683	15.60	74,462,211
Band 12	840,172.172	15.38	12,921,848
Band 13	6,397,629.809	15.21	97,307,949
Band 14	6,728,952.861	14.87	100,059,529
Band 15	3,726,690.738	14.76	55,005,955
Band 16	650,636.868	14.43	9,388,690
Band 17	4,696,419.940	14.27	67,017,913
Band 18	45,630.245	14.11	643,843
Band 19	178,792.907	13.80	2,467,342

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Liquid Assets Portfolio - Service Class (continued)
Band 20	1,453,003.983	$15.09	$ 21,925,830
Band 21	344,905.504	14.59	5,032,171
Band 23	2,321.196	9.90	22,980
Band 25	29,210.330	18.63	544,188
Band 26	1,126,650.788	18.42	20,752,908
Band 27	631,704.442	17.24	10,890,585
Band 28	396,041.133	16.67	6,602,006
Band 29	592,092.383	16.49	9,763,603
Band 30	118,441.059	15.42	1,826,361
Band 31	77,354.397	14.91	1,153,354
Band 35	94,944.667	19.26	1,828,634
Band 36	11,204.195	18.43	206,493
Band 37	2,205.623	17.83	39,326
Band 38	1,249,424.619	10.90	13,618,728
Band 39	133,842.393	10.74	1,437,467
Band 40	132,537.054	10.62	1,407,544
Band 41	225,435.670	10.32	2,326,496
Band 42	37,457.897	10.16	380,572
Band 43	298,759.264	10.05	3,002,531
Band 44	164.466	9.90	1,628
Band 45	1,357.173	9.80	13,300
Band 46	3,526,389.385	10.15	35,792,852
Band 47	672,652.325	10.06	6,766,882
Band 49	842,418.402	10.27	8,651,637
Band 51	54,378.560	10.06	547,048
Band 52	49,255.953	10.36	510,292
Band 55	21,410.954	10.31	220,747
Band 56	1,147,449.411	9.92	11,382,698
Band 57	153,052.592	9.76	1,493,793
Band 59	10,193.055	9.60	97,853
Band 60	22,179.608	9.79	217,138
Band 64	11,228.858	9.64	108,246
	70,784,793.387		$ 1,063,760,362
ING Liquid Assets Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	481,104.506	$10.43	$ 5,017,920
Band 7	5,143.827	10.39	53,444
Band 8	611.264	10.30	6,296
Band 10	324,874.401	10.21	3,316,968
Band 11	13,327.400	10.17	135,540
Band 12	122,731.991	10.13	1,243,275
Band 13	6,466.057	10.34	66,859
Band 14	26,525.009	10.19	270,290
Band 15	291,434.893	10.15	2,958,064
Band 17	93,494.018	10.05	939,615
Band 20	718,964.935	10.04	7,218,408
Band 46	178,720.995	10.09	1,803,295
	2,263,399.296		$ 23,029,974

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Growth and Income Portfolio -
Service Class
Contracts in accumulation period:
Band 2	2,932.985	$12.39	$36,340
Band 3	775.600	11.92	9,245
Band 4	32,778.040	12.06	395,303
Band 5	50,113.076	11.99	600,856
Band 6	454,345.604	11.86	5,388,539
Band 7	618,953.888	11.79	7,297,466
Band 8	202,311.440	11.66	2,358,951
Band 9	119,325.397	11.60	1,384,175
Band 10	550,615.354	11.54	6,354,101
Band 11	409,925.276	11.47	4,701,843
Band 12	174,240.088	11.41	1,988,079
Band 13	401,090.767	11.35	4,552,380
Band 14	930,381.572	11.22	10,438,881
Band 15	86,647.811	11.16	966,990
Band 16	14,581.769	11.03	160,837
Band 17	260,094.813	10.97	2,853,240
Band 18	17,528.718	10.91	191,238
Band 19	77,216.224	10.79	833,163
Band 20	222,062.446	11.28	2,504,864
Band 21	138,859.968	11.10	1,541,346
Band 25	8,148.229	12.53	102,097
Band 26	25,124.649	13.04	327,625
Band 27	11,860.918	12.75	151,227
Band 28	4,640.754	12.61	58,520
Band 29	7,194.402	12.56	90,362
Band 30	222.665	12.29	2,737
Band 31	12,643.849	12.15	153,623
Band 38	993.529	9.96	9,896
Band 41	1,808.055	12.29	22,221
Band 42	2,931.630	12.11	35,502
Band 43	6,680.380	11.98	80,031
Band 44	175.762	10.56	1,856
Band 46	67,837.794	10.07	683,127
Band 47	15,842.501	9.98	158,108
Band 55	1,947.765	9.75	18,991
	4,932,833.718		$56,453,760
ING Lord Abbett Growth and Income Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	26,229.579	$14.18	$371,935
Band 7	589.241	14.12	8,320
Band 10	35,189.067	13.88	488,424
Band 12	3,357.959	13.77	46,239
Band 14	9,760.156	10.56	103,067
Band 15	12,055.683	10.52	126,826
Band 17	4,747.099	10.41	49,417
Band 20	46,724.853	13.65	637,794
Band 46	30,112.304	9.99	300,822
	168,765.941		$2,132,844

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,560.953	$18.46	$ 65,735
Band 2	108,396.452	17.92	1,942,464
Band 3	3,256.879	17.00	55,367
Band 4	128,844.432	17.26	2,223,855
Band 5	108,025.286	17.14	1,851,553
Band 6	4,057,532.475	16.88	68,491,148
Band 7	2,766,340.002	16.76	46,363,858
Band 8	2,779,073.144	16.51	45,882,498
Band 9	718,203.335	16.38	11,764,171
Band 10	3,883,826.039	16.26	63,151,011
Band 11	3,665,042.463	16.14	59,153,785
Band 12	625,390.231	16.02	10,018,752
Band 13	2,727,839.823	15.90	43,372,653
Band 14	3,358,031.958	15.66	52,586,780
Band 15	1,097,675.341	15.55	17,068,852
Band 16	139,974.828	15.31	2,143,015
Band 17	1,630,062.728	15.20	24,776,953
Band 18	38,090.418	15.08	574,404
Band 19	154,463.773	14.86	2,295,332
Band 20	1,023,357.715	15.78	16,148,585
Band 21	198,949.587	15.43	3,069,792
Band 25	42,062.681	18.19	765,120
Band 26	138,655.542	12.78	1,772,018
Band 27	14,592.656	12.53	182,846
Band 28	7,976.589	12.40	98,910
Band 29	47,989.625	12.36	593,152
Band 30	9,251.990	12.11	112,042
Band 31	5,310.461	11.99	63,672
Band 38	97,806.977	10.99	1,074,899
Band 41	8,702.044	12.12	105,469
Band 42	2,316.329	11.95	27,680
Band 43	54,816.004	11.83	648,473
Band 44	178.961	11.55	2,067
Band 45	6,481.429	11.33	73,435
Band 46	1,866,595.634	10.67	19,916,575
Band 47	203,278.904	10.57	2,148,658
Band 50	606.708	10.66	6,468
Band 52	399.980	10.84	4,336
Band 53	1,010.465	10.71	10,822
Band 56	246,527.447	9.42	2,322,289
Band 57	15,131.775	9.26	140,120
	31,985,630.063		$ 503,069,614

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	254,031.110	$15.52	$ 3,942,563
Band 7	4,224.933	15.45	65,275
Band 10	181,526.844	15.20	2,759,208
Band 11	3,641.692	15.13	55,099
Band 12	90,968.515	15.07	1,370,896
Band 13	4,974.373	10.83	53,872
Band 14	52,496.695	11.69	613,686
Band 15	164,801.168	11.65	1,919,934
Band 17	43,609.866	11.53	502,822
Band 20	382,415.459	14.94	5,713,287
Band 46	167,911.355	10.57	1,774,823
	1,350,602.010		$ 18,771,465
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	10,290.665	$14.00	$ 144,069
Band 4	70,470.853	13.80	972,498
Band 5	56,889.406	13.76	782,798
Band 6	1,599,391.601	13.68	21,879,677
Band 7	908,034.449	13.64	12,385,590
Band 8	806,374.731	13.56	10,934,441
Band 9	123,172.564	13.52	1,665,293
Band 10	2,050,958.931	13.48	27,646,926
Band 11	456,831.203	13.44	6,139,811
Band 12	171,109.400	13.41	2,294,577
Band 13	901,391.742	13.37	12,051,608
Band 14	1,398,501.169	13.29	18,586,081
Band 15	749,134.970	13.25	9,926,038
Band 16	98,778.197	13.18	1,301,897
Band 17	1,072,129.694	13.14	14,087,784
Band 18	10,413.280	13.10	136,414
Band 19	42,113.433	13.02	548,317
Band 20	468,826.847	13.33	6,249,462
Band 21	148,705.929	13.21	1,964,405
Band 25	24,694.164	14.08	347,694
Band 26	88,303.969	14.04	1,239,788
Band 27	14,359.975	13.80	198,168
Band 28	18,057.464	13.68	247,026
Band 29	11,019.862	13.64	150,311
Band 30	2,014.518	13.40	26,995
Band 31	4,915.148	13.29	65,322
Band 35	6,839.363	8.30	56,767
Band 38	154,658.349	11.12	1,719,801
Band 39	51,751.627	8.20	424,363
Band 40	2,874.073	8.17	23,481
Band 41	5,955.274	13.41	79,860
Band 42	4,115.929	13.26	54,577

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class (continued)
Band 43	15,498.585	$13.14	$ 203,651
Band 45	2,594.045	12.76	33,100
Band 46	666,726.054	13.06	8,707,442
Band 47	87,474.264	12.95	1,132,792
Band 50	14,220.988	10.73	152,591
Band 51	4,985.442	10.58	52,746
Band 52	1,108.061	10.90	12,078
Band 55	289.721	10.85	3,143
Band 56	173,358.068	8.09	1,402,467
Band 57	5,147.025	7.96	40,970
Band 59	623.166	7.83	4,879
	12,505,104.198		$ 166,077,698
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,477.411	$29.62	$ 132,621
Band 2	50,535.202	28.67	1,448,844
Band 3	1,780.840	27.07	48,207
Band 4	189,085.684	27.52	5,203,638
Band 5	119,446.213	27.30	3,260,882
Band 6	3,828,532.430	26.86	102,834,381
Band 7	2,522,510.683	26.63	67,174,459
Band 8	2,350,086.739	26.20	61,572,273
Band 9	455,008.900	25.98	11,821,131
Band 10	2,972,958.854	25.77	76,613,150
Band 11	3,277,241.708	25.56	83,766,298
Band 12	849,457.681	25.35	21,533,752
Band 13	2,382,861.195	25.14	59,905,130
Band 14	3,318,271.162	24.73	82,060,846
Band 15	1,051,674.822	24.52	25,787,067
Band 16	146,822.047	24.12	3,541,348
Band 17	1,595,426.035	23.92	38,162,591
Band 18	70,574.196	23.73	1,674,726
Band 19	168,696.238	23.33	3,935,683
Band 20	1,031,229.460	24.93	25,708,550
Band 21	290,243.944	24.32	7,058,733
Band 22	10.031	27.52	276
Band 23	4,356.433	26.86	117,014
Band 24	243.766	31.11	7,584
Band 25	15,946.283	29.15	464,834
Band 26	276,558.712	28.90	7,992,547
Band 27	171,902.533	27.52	4,730,758
Band 28	68,241.004	26.84	1,831,589
Band 29	80,144.294	26.62	2,133,441
Band 30	26,022.082	25.34	659,400
Band 31	27,916.037	24.72	690,084
Band 33	471.715	22.80	10,755
Band 34	488.815	22.24	10,871

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
(continued)
Band 35	42,561.751	$29.87	$1,271,320
Band 36	5,426.695	28.91	156,886
Band 37	16,335.775	28.21	460,832
Band 38	269,977.158	13.63	3,679,789
Band 39	40,519.760	13.42	543,775
Band 40	10,069.133	13.27	133,617
Band 41	49,654.531	12.63	627,137
Band 42	80,745.567	12.44	1,004,475
Band 43	195,231.580	12.30	2,401,348
Band 44	9,195.372	11.25	103,448
Band 45	12,019.156	11.06	132,932
Band 46	1,817,234.777	10.65	19,353,550
Band 47	370,558.397	10.55	3,909,391
Band 49	90,896.272	9.66	878,058
Band 50	4,577.524	10.76	49,254
Band 51	2,658.290	10.62	28,231
Band 55	1,267.792	10.89	13,806
Band 56	594,846.042	9.96	5,924,667
Band 57	39,762.523	9.80	389,673
Band 58	3,776.577	9.73	36,746
	31,006,537.821		$742,992,398
ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	349,177.288	$13.84	$4,832,614
Band 7	13,887.247	13.78	191,366
Band 8	3,728.090	13.67	50,963
Band 10	367,545.138	13.55	4,980,237
Band 11	23,191.329	13.49	312,851
Band 12	190,498.229	13.44	2,560,296
Band 13	15,810.972	10.82	171,075
Band 14	83,080.312	11.40	947,116
Band 15	380,688.795	11.36	4,324,625
Band 17	182,212.319	11.24	2,048,066
Band 20	794,209.848	13.32	10,578,875
Band 46	333,088.169	10.56	3,517,411
	2,737,117.736		$34,515,495
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 2	5,567.362	$17.03	$94,812
Band 4	116,563.080	16.79	1,957,094
Band 5	19,008.543	16.74	318,203
Band 6	3,829,026.556	16.64	63,715,002
Band 7	1,393,872.327	16.60	23,138,281
Band 8	2,876,421.879	16.50	47,460,961
Band 9	240,709.354	16.45	3,959,669
Band 10	3,676,975.587	16.41	60,339,169
Band 11	998,209.221	16.36	16,330,703

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class (continued)
Band 12	222,449.945	$16.31	$ 3,628,159
Band 13	1,559,565.923	16.26	25,358,542
Band 14	2,389,106.571	16.17	38,631,853
Band 15	2,258,340.365	16.12	36,404,447
Band 16	239,395.533	16.03	3,837,510
Band 17	2,858,693.620	15.98	45,681,924
Band 18	54,416.040	15.94	867,392
Band 19	95,329.708	15.85	1,510,976
Band 20	754,148.211	16.22	12,232,284
Band 21	119,964.902	16.08	1,929,036
Band 25	3,997.465	17.13	68,477
Band 26	189,668.282	17.08	3,239,534
Band 27	56,341.523	16.79	945,974
Band 28	28,124.097	16.64	467,985
Band 29	78,610.832	16.59	1,304,154
Band 30	13,381.199	16.31	218,247
Band 31	6,344.770	16.17	102,595
Band 35	42,571.156	9.80	417,197
Band 36	12,297.266	9.75	119,898
Band 38	387,029.358	14.21	5,499,687
Band 39	169,672.098	9.68	1,642,426
Band 40	15,946.222	9.64	153,722
Band 41	45,384.170	16.32	740,670
Band 42	18,298.493	16.13	295,155
Band 43	82,137.565	15.99	1,313,380
Band 44	2,590.268	15.66	40,564
Band 45	3,263.545	15.53	50,683
Band 46	1,360,126.295	15.89	21,612,407
Band 47	154,715.709	15.75	2,436,772
Band 50	5,644.997	13.80	77,901
Band 51	5,315.818	13.61	72,348
Band 52	644.522	14.02	9,036
Band 54	1,541.262	13.67	21,069
Band 55	11,046.143	13.96	154,204
Band 56	346,911.537	9.24	3,205,463
Band 57	4,656.026	9.09	42,323
Band 59	432.596	8.94	3,867
Band 60	380.160	9.11	3,463
	26,754,838.101		$ 431,655,218

176

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Morgan Stanley Global Franchise Portfolio -
Service Class
Contracts in accumulation period:
Band 2	7,184.415	$18.09	$ 129,966
Band 3	609.688	17.54	10,694
Band 4	50,785.598	17.70	898,905
Band 5	32,028.348	17.62	564,339
Band 6	2,982,767.487	17.47	52,108,948
Band 7	1,120,562.990	17.39	19,486,590
Band 8	1,415,807.744	17.24	24,408,526
Band 9	116,230.290	17.16	1,994,512
Band 10	3,604,727.136	17.09	61,604,787
Band 11	563,862.802	17.01	9,591,306
Band 12	202,527.449	16.94	3,430,815
Band 13	1,201,405.094	16.86	20,255,690
Band 14	1,950,346.697	16.71	32,590,293
Band 15	1,201,061.675	16.64	19,985,666
Band 16	108,264.545	16.49	1,785,282
Band 17	1,607,853.241	16.42	26,400,950
Band 18	10,126.149	16.35	165,563
Band 19	106,352.767	16.20	1,722,915
Band 20	604,358.027	16.79	10,147,171
Band 21	118,562.160	16.57	1,964,575
Band 25	4,787.881	18.25	87,379
Band 26	126,725.273	14.22	1,802,033
Band 27	34,503.749	13.97	482,017
Band 28	14,365.405	13.85	198,961
Band 29	78,610.206	13.81	1,085,607
Band 30	14,125.500	13.57	191,683
Band 31	1,478.549	13.46	19,901
Band 38	86,204.695	12.69	1,093,938
Band 41	20,269.454	13.58	275,259
Band 42	733.688	13.42	9,846
Band 43	48,374.128	13.31	643,860
Band 45	1,855.114	12.92	23,968
Band 46	1,698,916.409	13.89	23,597,949
Band 47	149,109.251	13.76	2,051,743
Band 51	37,315.701	12.08	450,774
Band 52	425.057	12.45	5,292
Band 53	782.548	12.31	9,633
Band 55	8,609.360	12.39	106,670
Band 56	449,043.384	10.31	4,629,637
Band 57	6,282.660	10.15	63,769
Band 59	9,422.890	9.98	94,040
Band 60	1,530.585	10.18	15,581
	19,798,895.789		$ 326,187,033

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Morgan Stanley Global Franchise Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	649,300.889	$18.57	$12,057,518
Band 7	3,791.518	18.49	70,105
Band 8	441.638	18.33	8,095
Band 10	504,146.180	18.18	9,165,378
Band 11	10,616.141	18.10	192,152
Band 12	189,818.041	18.03	3,422,419
Band 13	8,795.193	14.11	124,100
Band 14	103,690.311	14.97	1,552,244
Band 15	660,391.360	14.92	9,853,039
Band 17	225,415.827	14.77	3,329,392
Band 20	938,168.680	17.88	16,774,456
Band 46	452,264.887	13.76	6,223,165
	3,746,840.665		$62,772,063
ING Morgan Stanley Global Tactical Asset Allocation
Portfolio - Service Class
Contracts in accumulation period:
Band 4	13,945.805	$10.43	$145,455
Band 5	969.867	12.90	12,511
Band 6	824,040.158	10.40	8,570,018
Band 7	539,632.334	10.38	5,601,384
Band 8	753,278.835	10.36	7,803,969
Band 9	4,951.214	10.35	51,245
Band 10	1,937,172.185	10.33	20,010,989
Band 11	137,303.832	10.32	1,416,976
Band 12	17,685.012	10.31	182,332
Band 13	431,814.139	10.30	4,447,686
Band 14	450,710.905	10.27	4,628,801
Band 15	385,641.834	10.26	3,956,685
Band 16	68,497.943	10.24	701,419
Band 17	296,474.845	10.23	3,032,938
Band 18	299.294	10.21	3,056
Band 19	6,208.026	10.19	63,260
Band 20	82,975.079	10.29	853,814
Band 21	20,871.689	10.25	213,935
Band 26	4,530.190	12.98	58,802
Band 27	1,504.332	12.91	19,421
Band 28	400.456	12.88	5,158
Band 29	310.641	12.87	3,998
Band 30	1,015.799	12.80	13,002
Band 31	9,261.531	12.77	118,270
Band 38	2,378.819	10.49	24,954
Band 43	5,399.954	12.72	68,687
Band 46	371,320.694	10.20	3,787,471
Band 47	37,807.717	10.16	384,126
Band 56	89,085.961	10.46	931,839
	6,495,489.090		$67,112,201

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Active Allocation Portfolio - Service
Class
Contracts in accumulation period:
Band 4	4,822.344	$12.01	$ 57,916
Band 5	6,521.724	14.57	95,022
Band 6	980,144.571	11.97	11,732,331
Band 7	407,188.834	11.96	4,869,978
Band 8	417,022.820	11.93	4,975,082
Band 9	11,620.763	11.92	138,519
Band 10	1,643,930.268	11.90	19,562,770
Band 11	329,082.410	11.89	3,912,790
Band 12	5,691.961	11.87	67,564
Band 13	354,568.255	11.86	4,205,180
Band 14	195,410.871	11.83	2,311,711
Band 15	200,920.157	11.82	2,374,876
Band 16	11,088.200	11.79	130,730
Band 17	150,563.280	11.78	1,773,635
Band 19	6,186.997	11.73	72,573
Band 20	121,032.783	11.85	1,434,238
Band 21	7,794.140	11.80	91,971
Band 26	555.838	14.66	8,149
Band 28	112.462	14.54	1,635
Band 29	154.637	14.53	2,247
Band 30	957.736	14.45	13,839
Band 31	1,053.465	14.41	15,180
Band 41	1,844.312	14.45	26,650
Band 43	3,883.601	14.37	55,807
Band 46	127,251.222	11.75	1,495,202
Band 47	11,392.762	11.71	133,409
Band 56	36,274.703	12.04	436,747
Band 57	2,744.885	11.89	32,637
	5,039,816.001		$ 60,028,388
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 2	15,914.472	$15.79	$ 251,290
Band 4	181,198.343	15.53	2,814,010
Band 5	156,659.203	15.48	2,425,084
Band 6	3,921,489.980	15.37	60,273,301
Band 7	2,933,389.326	15.32	44,939,524
Band 8	2,059,551.479	15.22	31,346,374
Band 9	439,022.777	15.17	6,659,976
Band 10	3,779,254.634	15.11	57,104,538
Band 11	2,466,408.527	15.06	37,144,112
Band 12	863,810.396	15.01	12,965,794
Band 13	2,614,587.134	14.96	39,114,224
Band 14	5,158,322.941	14.86	76,652,679
Band 15	1,761,364.741	14.81	26,085,812
Band 16	240,004.324	14.71	3,530,464
Band 17	2,288,869.764	14.66	33,554,831

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
(continued)
Band 18	62,366.077	$14.61	$ 911,168
Band 19	365,700.164	14.51	5,306,309
Band 20	1,629,415.523	14.91	24,294,585
Band 21	309,504.662	14.76	4,568,289
Band 24	223.555	16.33	3,651
Band 25	27,653.274	15.90	439,687
Band 26	376,569.921	15.84	5,964,868
Band 27	131,691.666	15.53	2,045,172
Band 28	123,808.401	15.37	1,902,935
Band 29	160,264.094	15.32	2,455,246
Band 30	28,752.935	15.01	431,582
Band 31	32,939.167	14.86	489,476
Band 33	653.914	14.37	9,397
Band 35	90,230.863	15.06	1,358,877
Band 36	29,261.160	14.89	435,699
Band 37	13,828.646	14.76	204,111
Band 38	320,099.357	14.85	4,753,475
Band 39	53,375.563	14.68	783,553
Band 40	34,858.446	14.55	507,190
Band 41	51,150.567	15.02	768,282
Band 42	46,122.381	14.82	683,534
Band 43	123,310.387	14.67	1,808,963
Band 44	4,161.115	14.31	59,546
Band 45	4,373.484	14.17	61,972
Band 46	1,332,341.182	13.55	18,053,223
Band 47	394,261.421	13.43	5,294,931
Band 51	467.999	13.33	6,238
Band 55	21,276.462	13.67	290,849
Band 56	83,313.948	12.83	1,068,918
Band 57	16,685.613	12.62	210,572
Band 59	268.355	12.41	3,330
Band 60	1,430.584	12.66	18,111
	34,750,208.927		$ 520,055,752
ING PIMCO Total Return Bond Portfolio - Service
Class
Contracts in accumulation period:
Band 1	2,381.413	$20.58	$ 49,009
Band 2	76,740.673	19.92	1,528,674
Band 3	2,660.188	18.81	50,038
Band 4	664,080.754	19.12	12,697,224
Band 5	237,000.838	18.97	4,495,906
Band 6	22,821,794.050	18.66	425,854,677
Band 7	7,771,155.588	18.50	143,766,378
Band 8	11,610,810.910	18.20	211,316,759
Band 9	1,487,389.084	18.05	26,847,373
Band 10	37,652,998.630	17.90	673,988,675
Band 11	7,179,747.346	17.76	127,512,313
Band 12	1,722,138.920	17.61	30,326,866

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Bond Portfolio - Service
Class (continued)
Band 13	11,919,257.990	$17.47	$ 208,229,437
Band 14	13,772,676.570	17.18	236,614,583
Band 15	12,404,650.020	17.04	211,375,236
Band 16	1,244,773.461	16.76	20,862,403
Band 17	11,243,929.550	16.62	186,874,109
Band 18	196,168.154	16.48	3,232,851
Band 19	775,116.990	16.21	12,564,646
Band 20	3,860,381.468	17.32	66,861,807
Band 21	932,019.784	16.90	15,751,134
Band 25	57,717.743	20.25	1,168,784
Band 26	1,704,866.692	20.08	34,233,723
Band 27	526,292.354	19.12	10,062,710
Band 28	205,246.376	18.65	3,827,845
Band 29	541,337.380	18.50	10,014,742
Band 30	200,091.647	17.60	3,521,613
Band 31	62,865.201	17.17	1,079,396
Band 33	586.580	15.84	9,291
Band 34	54.529	15.45	842
Band 35	86,796.160	20.76	1,801,888
Band 36	25,844.990	20.09	519,226
Band 37	4,531.014	19.60	88,808
Band 38	1,843,478.810	15.03	27,707,487
Band 39	115,935.185	14.80	1,715,841
Band 40	51,718.527	14.64	757,159
Band 41	162,260.633	14.24	2,310,591
Band 42	218,755.592	14.03	3,069,141
Band 43	792,837.459	13.87	10,996,656
Band 44	6,144.853	13.29	81,665
Band 45	15,673.412	13.12	205,635
Band 46	12,487,873.630	13.10	163,591,145
Band 47	2,466,193.042	12.97	31,986,524
Band 50	27,496.304	13.62	374,500
Band 51	12,214.226	13.43	164,037
Band 52	6,031.389	13.84	83,474
Band 53	1,333.349	13.68	18,240
Band 55	123,790.970	13.78	1,705,840
Band 56	4,858,744.221	12.24	59,471,029
Band 57	282,009.809	12.04	3,395,398
Band 58	3,051.629	11.95	36,467
Band 59	17,299.389	11.84	204,825
Band 60	28,551.528	12.07	344,617
Band 64	14,491.955	11.75	170,280
	174,529,988.959		$ 2,995,519,517

181

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Bond Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	1,037,109.652	$14.89	$ 15,442,563
Band 7	53,803.339	14.83	797,904
Band 8	1,748.176	14.70	25,698
Band 10	860,650.604	14.58	12,548,286
Band 11	21,803.437	14.52	316,586
Band 12	333,164.564	14.45	4,814,228
Band 13	5,112.878	13.30	68,001
Band 14	187,660.777	13.29	2,494,012
Band 15	433,072.426	13.24	5,733,879
Band 17	231,200.934	13.10	3,028,732
Band 20	1,462,925.140	14.33	20,963,717
Band 46	541,846.008	12.97	7,027,743
	5,170,097.935		$ 73,261,349
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 2	656.759	$12.06	$ 7,921
Band 3	782.164	11.82	9,245
Band 4	39,555.593	11.89	470,316
Band 5	40,016.451	11.85	474,195
Band 6	862,454.573	11.79	10,168,339
Band 7	372,241.485	11.75	4,373,837
Band 8	188,807.521	11.69	2,207,160
Band 9	16,846.751	11.65	196,265
Band 10	609,977.194	11.62	7,087,935
Band 11	236,899.944	11.58	2,743,301
Band 12	124,360.402	11.55	1,436,363
Band 13	262,745.498	11.52	3,026,828
Band 14	685,875.169	11.45	7,853,271
Band 15	214,959.168	11.42	2,454,834
Band 16	19,064.161	11.35	216,378
Band 17	375,680.169	11.32	4,252,700
Band 18	9,466.684	11.29	106,879
Band 19	39,289.819	11.22	440,832
Band 20	230,935.192	11.48	2,651,136
Band 21	43,260.497	11.39	492,737
Band 25	4,225.145	12.13	51,251
Band 26	33,526.191	12.09	405,332
Band 27	40,028.075	11.89	475,934
Band 28	15,770.855	11.79	185,938
Band 29	6,765.201	11.75	79,491
Band 30	405.763	11.55	4,687
Band 31	2,363.689	11.45	27,064
Band 35	21,714.327	12.23	265,566
Band 36	2,367.036	12.09	28,617
Band 38	149,174.836	12.06	1,799,049
Band 39	19,153.532	11.92	228,310

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Service Class (continued)
Band 40	31,485.570	$11.82	$ 372,159
Band 41	7,535.034	11.56	87,105
Band 42	10,740.758	11.42	122,659
Band 43	19,025.979	11.32	215,374
Band 45	769.570	11.00	8,465
Band 46	181,831.667	11.25	2,045,606
Band 47	40,824.387	11.16	455,600
Band 50	520.550	10.30	5,362
Band 55	2,925.656	10.42	30,485
Band 56	39,739.022	9.61	381,892
	5,004,768.037		$ 57,946,418
ING Pioneer Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	2,361.399	$12.16	$ 28,715
Contracts in accumulation period:
Band 1	5,544.795	11.29	62,601
Band 2	569,106.804	12.16	6,920,339
Band 3	13,231.362	11.92	157,718
Band 4	177,138.901	11.99	2,123,895
Band 5	181,869.011	11.95	2,173,335
Band 6	6,475,612.100	11.88	76,930,272
Band 7	4,018,329.527	11.85	47,617,205
Band 8	3,335,675.630	11.78	39,294,259
Band 9	515,691.169	11.75	6,059,371
Band 10	5,811,507.465	11.71	68,052,752
Band 11	3,550,622.342	11.68	41,471,269
Band 12	924,260.283	11.65	10,767,632
Band 13	3,113,937.663	11.61	36,152,816
Band 14	6,289,618.492	11.55	72,645,094
Band 15	2,251,505.034	11.51	25,914,823
Band 16	181,982.301	11.45	2,083,697
Band 17	3,494,720.472	11.41	39,874,761
Band 18	71,447.465	11.38	813,072
Band 19	263,217.499	11.31	2,976,990
Band 20	3,178,945.731	11.58	36,812,192
Band 21	402,673.418	11.48	4,622,691
Band 25	31,244.159	12.23	382,116
Band 26	160,008.141	12.19	1,950,499
Band 27	46,552.852	11.99	558,169
Band 28	85,240.620	11.88	1,012,659
Band 29	75,688.907	11.85	896,914
Band 30	6,206.256	11.64	72,241
Band 31	570.576	11.54	6,584
Band 35	73,596.054	12.33	907,439
Band 36	18,580.979	12.19	226,502
Band 37	9,511.322	12.09	114,992
Band 38	816,381.618	12.16	9,927,200
Band 39	260,134.092	12.02	3,126,812
Band 40	40,446.346	11.92	482,120
Band 41	26,870.555	11.65	313,042

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
(continued)
Band 42	43,818.858	$11.52	$504,793
Band 43	86,053.032	11.42	982,726
Band 44	5,083.920	11.18	56,838
Band 45	4,225.541	11.09	46,861
Band 46	2,065,912.944	11.35	23,448,112
Band 47	229,559.758	11.25	2,582,547
Band 50	10,149.764	10.93	110,937
Band 51	3,000.709	10.78	32,348
Band 52	314.335	11.11	3,492
Band 54	1,195.276	10.83	12,945
Band 55	3,267.716	11.06	36,141
Band 56	117,220.992	10.03	1,175,727
Band 57	1,730.707	9.86	17,065
	49,051,564.892		$572,543,320
ING Retirement Conservative Portfolio - Adviser Class
Contracts in accumulation period:
Band 4	313,416.114	$8.86	$2,776,867
Band 5	35,492.313	8.85	314,107
Band 6	6,256,898.666	8.84	55,310,984
Band 7	2,284,320.781	8.84	20,193,396
Band 8	3,445,031.630	8.83	30,419,629
Band 9	885,374.874	8.82	7,809,006
Band 10	11,268,716.600	8.82	99,390,080
Band 11	2,697,247.610	8.81	23,762,751
Band 12	367,431.448	8.81	3,237,071
Band 13	2,875,864.442	8.80	25,307,607
Band 14	4,040,196.353	8.79	35,513,326
Band 15	4,845,564.655	8.78	42,544,058
Band 16	444,073.884	8.77	3,894,528
Band 17	3,875,738.344	8.77	33,990,225
Band 18	66,205.684	8.76	579,962
Band 19	64,845.833	8.75	567,401
Band 20	1,266,983.895	8.80	11,149,458
Band 21	345,650.411	8.78	3,034,811
Band 26	168,327.983	8.89	1,496,436
Band 27	35,681.403	8.86	316,137
Band 28	29,282.350	8.84	258,856
Band 29	78,570.872	8.84	694,567
Band 31	8,138.388	8.79	71,536
Band 38	386,086.476	8.89	3,432,309
Band 41	46,250.255	8.81	407,465
Band 42	663.556	8.78	5,826
Band 43	233,461.830	8.77	2,047,460
Band 46	4,168,615.237	8.76	36,517,069
Band 47	535,970.458	8.74	4,684,382
Band 51	3,891.778	8.77	34,131
Band 55	7,419.268	8.83	65,512
Band 56	2,189,015.131	8.87	19,416,564
Band 57	182,305.292	8.81	1,606,110
	53,452,733.814		$470,849,627

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Band 2	19,678.736	$10.36	$ 203,872
Band 4	2,198,626.408	10.33	22,711,811
Band 5	90,926.418	10.33	939,270
Band 6	74,275,484.410	10.31	765,780,244
Band 7	11,613,549.670	10.31	119,735,697
Band 8	40,492,714.860	10.30	417,074,963
Band 9	4,415,857.728	10.29	45,439,176
Band 10	90,407,562.740	10.28	929,389,745
Band 11	10,270,361.190	10.28	105,579,313
Band 12	1,232,539.530	10.27	12,658,181
Band 13	25,710,825.680	10.26	263,793,071
Band 14	31,017,378.310	10.25	317,928,128
Band 15	41,710,173.900	10.25	427,529,282
Band 16	2,665,084.193	10.23	27,263,811
Band 17	42,697,101.290	10.23	436,791,346
Band 18	76,693.233	10.22	783,805
Band 19	937,005.138	10.21	9,566,822
Band 20	10,459,517.470	10.26	107,314,649
Band 21	2,384,142.280	10.24	24,413,617
Band 26	1,016,410.619	10.37	10,540,178
Band 27	507,677.069	10.33	5,244,304
Band 28	273,237.374	10.31	2,817,077
Band 29	420,267.067	10.31	4,332,953
Band 30	176,839.356	10.27	1,816,140
Band 31	67,770.602	10.25	694,649
Band 38	3,010,618.321	10.37	31,220,112
Band 41	775,291.407	10.27	7,962,243
Band 42	78,845.117	10.25	808,162
Band 43	1,905,648.687	10.23	19,494,786
Band 44	5,545.595	10.18	56,454
Band 45	9,304.028	10.16	94,529
Band 46	34,365,094.240	10.21	350,867,612
Band 47	3,824,298.340	10.19	38,969,600
Band 50	339,401.997	10.27	3,485,659
Band 51	119,278.632	10.23	1,220,220
Band 52	535.732	10.31	5,523
Band 53	3,632.371	10.28	37,341
Band 55	258,638.906	10.30	2,663,981
Band 56	9,009,691.038	10.35	93,250,302
Band 57	66,238.527	10.28	680,932
Band 58	6,712.690	10.25	68,805
Band 59	89,093.179	10.21	909,641
Band 62	21,101.380	10.22	215,656
Band 64	8,239.534	10.24	84,373
	449,034,634.992		$ 4,612,438,035

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Moderate Growth Portfolio - Adviser
Class
Contracts in accumulation period:
Band 2	29,350.381	$10.59	$ 310,821
Band 4	2,602,053.917	10.56	27,477,689
Band 5	64,754.731	10.55	683,162
Band 6	46,040,295.960	10.54	485,264,719
Band 7	8,432,783.789	10.54	88,881,541
Band 8	22,990,154.810	10.52	241,856,429
Band 9	5,211,376.857	10.52	54,823,685
Band 10	65,664,893.390	10.51	690,138,030
Band 11	9,590,943.165	10.50	100,704,903
Band 12	667,670.750	10.50	7,010,543
Band 13	13,847,272.450	10.49	145,257,888
Band 14	22,107,690.880	10.48	231,688,600
Band 15	26,143,151.140	10.47	273,718,792
Band 16	1,766,469.194	10.46	18,477,268
Band 17	23,476,050.360	10.45	245,324,726
Band 18	94,184.656	10.44	983,288
Band 19	721,062.117	10.43	7,520,678
Band 20	7,809,734.476	10.48	81,846,017
Band 21	2,560,780.578	10.46	26,785,765
Band 26	964,988.705	10.60	10,228,880
Band 27	509,615.795	10.56	5,381,543
Band 28	293,985.232	10.54	3,098,604
Band 29	518,794.277	10.53	5,462,904
Band 30	244,292.091	10.50	2,565,067
Band 31	58,653.542	10.48	614,689
Band 38	2,704,239.161	10.59	28,637,893
Band 41	367,131.409	10.50	3,854,880
Band 42	112,732.950	10.47	1,180,314
Band 43	1,490,873.654	10.45	15,579,630
Band 44	324.207	10.41	3,375
Band 45	107,760.879	10.39	1,119,636
Band 46	23,681,090.950	10.44	247,230,590
Band 47	1,969,327.877	10.42	20,520,396
Band 50	93,060.451	10.49	976,204
Band 51	57,415.407	10.45	599,991
Band 52	6,020.527	10.54	63,456
Band 53	6,584.367	10.50	69,136
Band 55	147,383.596	10.52	1,550,475
Band 56	10,071,931.030	10.57	106,460,311
Band 57	99,212.965	10.50	1,041,736
Band 58	28,868.059	10.47	302,249
Band 59	24,492.123	10.43	255,453
Band 60	2,347.159	10.52	24,692
Band 62	6,014.228	10.45	62,849
Band 64	24,439.688	10.47	255,884
	303,412,253.930		$ 3,185,895,381

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Band 2	20,308.719	$10.70	$ 217,303
Band 4	1,436,677.164	10.67	15,329,345
Band 5	43,935.938	10.66	468,357
Band 6	24,451,343.170	10.65	260,406,805
Band 7	5,981,284.279	10.64	63,640,865
Band 8	12,371,740.350	10.63	131,511,600
Band 9	3,370,578.680	10.62	35,795,546
Band 10	33,887,800.910	10.62	359,888,446
Band 11	5,863,080.450	10.61	62,207,284
Band 12	916,905.835	10.60	9,719,202
Band 13	8,948,023.458	10.60	94,849,049
Band 14	12,585,776.590	10.58	133,157,516
Band 15	12,734,746.490	10.58	134,733,618
Band 16	1,239,231.588	10.57	13,098,678
Band 17	12,044,181.150	10.56	127,186,553
Band 18	39,821.750	10.55	420,119
Band 19	591,657.735	10.54	6,236,073
Band 20	4,645,123.953	10.59	49,191,863
Band 21	1,734,936.846	10.57	18,338,282
Band 26	747,160.768	10.71	8,002,092
Band 27	575,631.835	10.67	6,141,992
Band 28	191,763.492	10.65	2,042,281
Band 29	392,883.239	10.64	4,180,278
Band 30	106,183.463	10.60	1,125,545
Band 31	96,198.312	10.58	1,017,778
Band 34	13,809.650	10.50	145,001
Band 38	1,802,406.690	10.70	19,285,752
Band 41	220,013.607	10.61	2,334,344
Band 42	64,824.518	10.58	685,843
Band 43	1,329,925.091	10.56	14,044,009
Band 45	428.738	10.49	4,497
Band 46	13,298,068.400	10.55	140,294,622
Band 47	1,681,461.792	10.53	17,705,793
Band 51	71,504.872	10.56	755,091
Band 52	23,725.589	10.64	252,440
Band 53	16,286.718	10.61	172,802
Band 55	64,047.817	10.63	680,828
Band 56	8,044,822.930	10.68	85,918,709
Band 57	74,318.876	10.61	788,523
Band 58	2,132.902	10.58	22,566
Band 59	16,156.557	10.54	170,290
Band 60	53,149.611	10.62	564,449
Band 64	47,703.862	10.57	504,230
	171,841,764.384		$ 1,823,236,259

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Currently payable annuity contracts:	5,581.654	$56.51	$ 315,419
Contracts in accumulation period:
Band 1	12,796.765	59.06	755,777
Band 2	218,053.012	56.51	12,322,176
Band 3	9,712.670	52.28	507,778
Band 4	193,449.379	53.54	10,357,280
Band 5	135,507.395	52.89	7,166,986
Band 6	7,593,075.997	51.80	393,321,337
Band 7	3,275,889.555	51.16	167,594,510
Band 8	3,920,389.086	50.10	196,411,493
Band 9	437,277.618	49.48	21,636,497
Band 10	9,126,872.260	48.93	446,577,860
Band 11	3,062,577.805	48.39	148,198,140
Band 12	894,237.082	47.85	42,789,244
Band 13	4,075,631.343	47.32	192,858,875
Band 14	4,786,443.903	46.28	221,516,624
Band 15	3,316,794.375	45.76	151,776,511
Band 16	402,685.216	44.75	18,020,163
Band 17	3,730,591.290	44.25	165,078,665
Band 18	102,920.792	43.76	4,503,814
Band 19	302,849.655	42.79	12,958,937
Band 20	1,951,487.726	46.80	91,329,626
Band 21	322,152.415	45.25	14,577,397
Band 25	34,112.139	57.79	1,971,341
Band 26	810,221.133	13.87	11,237,767
Band 27	309,456.575	13.63	4,217,893
Band 28	125,807.717	13.51	1,699,662
Band 29	409,614.466	13.47	5,517,507
Band 30	43,948.388	13.24	581,877
Band 31	6,331.828	13.13	83,137
Band 35	340,927.652	10.93	3,726,339
Band 36	64,708.412	10.87	703,380
Band 37	22,824.573	10.83	247,190
Band 38	4,367,787.741	12.37	54,029,534
Band 39	457,743.710	10.80	4,943,632
Band 40	124,703.002	10.75	1,340,557
Band 41	172,206.030	13.25	2,281,730
Band 42	36,018.877	13.09	471,487
Band 43	395,505.543	12.98	5,133,662
Band 44	39,317.939	12.71	499,731
Band 45	63,741.533	12.60	803,143
Band 46	13,092,231.510	12.61	165,093,039
Band 47	1,567,787.693	12.49	19,581,668
Band 49	343,326.689	10.60	3,639,263
Band 50	14,865.144	11.96	177,787
Band 51	36,865.225	11.80	435,010
Band 52	44,298.524	12.16	538,670

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class (continued)
Band 53	4,584.219	$12.02	$ 55,102
Band 54	4,276.392	11.85	50,675
Band 55	30,004.224	12.10	363,051
Band 56	2,095,671.385	11.00	23,052,385
Band 57	131,817.554	10.82	1,426,266
Band 58	6,252.034	10.74	67,147
Band 59	83,739.555	10.64	890,989
Band 60	89,458.058	10.85	970,620
Band 62	4,043.425	10.67	43,143
Band 64	28,171.612	10.56	297,492
	73,279,347.494		$ 2,636,746,985
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	977,107.070	$18.32	$ 17,900,602
Band 7	1,152.855	18.24	21,028
Band 10	671,540.907	17.93	12,040,728
Band 11	10,454.366	17.86	186,715
Band 12	445,946.588	17.78	7,928,930
Band 13	4,100.902	12.81	52,533
Band 14	150,639.084	14.13	2,128,530
Band 15	628,128.114	14.08	8,844,044
Band 17	226,343.829	13.93	3,152,970
Band 20	1,269,642.894	17.63	22,383,804
Band 46	709,006.459	12.49	8,855,491
	5,094,063.068		$ 83,495,375
ING T. Rowe Price Equity Income Portfolio - Service
Class
Currently payable annuity contracts:	4,016.671	$33.78 to $35.31	$ 135,795
Contracts in accumulation period:
Band 1	45,331.508	35.31	1,600,656
Band 2	542,103.477	33.78	18,312,255
Band 3	6,032.176	31.26	188,566
Band 4	135,743.492	32.01	4,345,149
Band 5	92,010.163	31.62	2,909,361
Band 6	3,008,351.601	30.97	93,168,649
Band 7	2,201,855.576	30.58	67,332,744
Band 8	1,584,809.163	29.95	47,465,034
Band 9	227,814.361	29.58	6,738,749
Band 10	2,715,477.165	29.25	79,427,707
Band 11	1,806,130.909	28.93	52,251,367
Band 12	539,054.589	28.61	15,422,352
Band 13	1,710,922.639	28.29	48,402,001
Band 14	2,957,368.797	27.66	81,800,821
Band 15	928,682.782	27.36	25,408,761
Band 16	104,791.549	26.75	2,803,174
Band 17	1,738,376.207	26.46	45,997,434
Band 18	53,064.365	26.16	1,388,164

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
Band 19	167,511.613	$25.58	$4,284,947
Band 20	1,115,771.904	27.98	31,219,298
Band 21	230,348.745	27.05	6,230,934
Band 24	42.490	37.74	1,604
Band 25	27,801.544	34.55	960,543
Band 26	289,461.627	12.49	3,615,376
Band 27	101,426.833	12.24	1,241,464
Band 28	64,078.164	12.11	775,987
Band 29	109,229.196	12.07	1,318,396
Band 30	24,684.437	11.83	292,017
Band 31	5,310.104	11.71	62,181
Band 35	25,350.741	11.69	296,350
Band 36	14,382.509	11.55	166,118
Band 37	55,001.521	11.46	630,317
Band 38	581,466.435	11.52	6,698,493
Band 39	98,792.426	11.39	1,125,246
Band 40	59,684.361	11.29	673,836
Band 41	24,299.850	11.83	287,467
Band 42	45,590.955	11.68	532,502
Band 43	120,025.600	11.56	1,387,496
Band 44	2,379.632	11.28	26,842
Band 45	3,654.625	11.07	40,457
Band 46	1,894,673.819	10.51	19,913,022
Band 47	291,425.427	10.41	3,033,739
Band 51	2,229.726	10.01	22,320
Band 52	2,763.311	10.32	28,517
Band 55	1,446.204	10.27	14,853
Band 56	552,174.607	9.38	5,179,398
Band 57	742.412	9.23	6,852
Band 60	374.002	9.26	3,463
	26,314,062.010		$685,168,774
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	381,494.654	$14.70	$5,607,971
Band 8	561.105	14.51	8,142
Band 10	233,860.741	14.39	3,365,256
Band 11	29,005.549	14.33	415,650
Band 12	98,444.989	14.27	1,404,810
Band 13	343.551	10.67	3,666
Band 14	44,673.505	11.59	517,766
Band 15	171,984.799	11.55	1,986,424
Band 17	82,682.345	11.43	945,059
Band 20	554,764.823	14.15	7,849,922
Band 46	174,822.317	10.41	1,819,900
	1,772,638.378		$23,924,566

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service Class
Currently payable annuity contracts:	771.536	$23.69	$ 18,278
Contracts in accumulation period:
Band 1	4,023.367	24.57	98,854
Band 2	280,894.368	23.69	6,654,388
Band 3	5,052.973	22.23	112,328
Band 4	109,196.015	22.62	2,470,014
Band 5	50,476.579	22.38	1,129,666
Band 6	1,606,337.600	22.00	35,339,427
Band 7	1,229,606.740	21.77	26,768,539
Band 8	1,248,029.133	21.41	26,720,304
Band 9	258,876.393	21.18	5,483,002
Band 10	1,648,992.859	20.98	34,595,870
Band 11	753,685.403	20.79	15,669,120
Band 12	296,745.972	20.60	6,112,967
Band 13	1,057,096.170	20.41	21,575,333
Band 14	1,717,330.484	20.04	34,415,303
Band 15	505,792.217	19.85	10,039,976
Band 16	82,070.509	19.49	1,599,554
Band 17	1,054,961.192	19.31	20,371,301
Band 18	22,439.107	19.13	429,260
Band 19	74,319.244	18.77	1,394,972
Band 20	572,903.633	20.22	11,584,111
Band 21	141,351.766	19.67	2,780,389
Band 25	23,579.303	24.09	568,025
Band 26	113,661.267	11.81	1,342,340
Band 27	16,451.593	11.60	190,838
Band 28	21,833.398	11.50	251,084
Band 29	28,268.132	11.47	324,235
Band 30	498.218	11.27	5,615
Band 38	149,375.176	9.88	1,475,827
Band 41	45,675.507	11.28	515,220
Band 42	3,420.307	11.15	38,136
Band 43	20,185.435	11.05	223,049
Band 45	2,609.732	10.73	28,002
Band 46	897,776.051	10.58	9,498,471
Band 47	119,200.970	10.48	1,249,226
Band 50	8,438.599	9.56	80,673
Band 52	1,280.345	9.72	12,445
Band 56	591,741.063	8.63	5,106,725
Band 57	254.234	8.49	2,158
Band 59	2,905.717	8.35	24,263
Band 60	17,369.324	8.52	147,987
	14,785,477.631		$ 286,447,275

191

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	49,444.230	$16.14	$ 798,030
Band 7	548.250	16.07	8,810
Band 10	40,556.181	15.80	640,788
Band 11	1,169.566	15.74	18,409
Band 12	31,344.297	15.67	491,165
Band 13	5,019.574	10.75	53,960
Band 14	8,883.987	11.18	99,323
Band 15	28,422.492	11.14	316,627
Band 17	13,507.888	11.03	148,992
Band 20	108,719.846	15.54	1,689,506
Band 46	44,456.875	10.49	466,353
	332,073.186		$ 4,731,963
ING Van Kampen Growth and Income Portfolio -
Service Class
Currently payable annuity contracts:	851.897	$31.43	$ 26,775
Contracts in accumulation period:
Band 1	2,431.881	32.54	79,133
Band 2	264,438.430	31.43	8,311,300
Band 3	5,840.154	29.56	172,635
Band 4	111,832.945	30.13	3,369,527
Band 5	76,246.809	29.83	2,274,442
Band 6	2,059,674.768	29.36	60,472,051
Band 7	1,110,882.093	29.06	32,282,234
Band 8	2,293,500.157	28.60	65,594,104
Band 9	201,781.946	28.31	5,712,447
Band 10	1,501,511.702	28.06	42,132,418
Band 11	2,554,506.918	27.82	71,066,382
Band 12	337,800.487	27.58	9,316,537
Band 13	1,201,378.817	27.34	32,845,697
Band 14	1,913,500.824	26.86	51,396,632
Band 15	539,995.057	26.63	14,380,068
Band 16	51,085.788	26.16	1,336,404
Band 17	720,933.206	25.93	18,693,798
Band 18	23,664.267	25.70	608,172
Band 19	67,177.188	25.26	1,696,896
Band 20	480,043.374	27.10	13,009,175
Band 21	104,162.774	26.39	2,748,856
Band 24	48.637	34.28	1,667
Band 25	17,799.147	31.99	569,395
Band 26	141,502.192	11.95	1,690,951
Band 27	102,197.752	11.75	1,200,824
Band 28	50,162.312	11.65	584,391
Band 29	68,566.419	11.61	796,056
Band 30	10,725.094	11.41	122,373
Band 31	9,551.173	11.31	108,024
Band 38	59,742.891	10.62	634,470
Band 41	6,536.615	11.42	74,648

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio -
Service Class (continued)
Band 42	4,644.639	$11.29	$52,438
Band 43	33,934.195	11.19	379,724
Band 45	1,826.066	10.86	19,831
Band 46	1,229,357.263	11.05	13,584,398
Band 47	161,053.280	10.95	1,763,533
Band 50	571.220	10.27	5,866
Band 51	1,861.129	10.13	18,853
Band 55	2,890.621	10.39	30,034
Band 56	138,295.915	9.37	1,295,833
Band 57	3,063.747	9.21	28,217
Band 60	2,567.874	9.24	23,727
	17,670,139.663		$460,510,936
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	510,573.425	$15.61	$7,970,051
Band 7	7,360.005	15.54	114,374
Band 8	847.544	15.41	13,061
Band 10	389,392.586	15.28	5,949,919
Band 11	10,747.576	15.22	163,578
Band 12	253,102.869	15.15	3,834,508
Band 13	11,479.161	11.22	128,796
Band 14	72,496.841	12.06	874,312
Band 15	332,534.588	12.02	3,997,066
Band 17	221,140.451	11.90	2,631,571
Band 20	1,492,103.954	15.03	22,426,322
Band 46	408,397.779	10.95	4,471,956
	3,710,176.779		$52,575,514
ING Wells Fargo HealthCare Portfolio - Service Class
Contracts in accumulation period:
Band 2	4,208.279	$11.70	$49,237
Band 3	380.350	11.42	4,344
Band 4	44,643.723	11.50	513,403
Band 5	38,429.563	11.46	440,403
Band 6	2,127,772.854	11.39	24,235,333
Band 7	1,103,711.086	11.35	12,527,121
Band 8	1,283,559.301	11.27	14,465,713
Band 9	80,598.693	11.23	905,123
Band 10	1,954,356.561	11.19	21,869,250
Band 11	692,609.844	11.16	7,729,526
Band 12	280,366.853	11.12	3,117,679
Band 13	881,628.548	11.08	9,768,444
Band 14	1,576,539.835	11.01	17,357,704
Band 15	1,012,203.034	10.97	11,103,867
Band 16	126,013.470	10.89	1,372,287
Band 17	1,527,878.471	10.86	16,592,760
Band 18	33,342.234	10.82	360,763

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Wells Fargo HealthCare Portfolio - Service Class
(continued)
Band 19	69,356.529	$10.75	$745,583
Band 20	734,124.074	11.04	8,104,730
Band 21	108,212.952	10.93	1,182,768
Band 25	3,558.819	11.78	41,923
Band 26	95,760.729	11.74	1,124,231
Band 27	40,169.241	11.50	461,946
Band 28	22,596.317	11.38	257,146
Band 29	88,043.473	11.35	999,293
Band 30	14,178.698	11.12	157,667
Band 31	6,985.138	11.00	76,837
Band 34	66.427	10.54	700
Band 38	31,008.854	10.72	332,415
Band 41	20,037.424	11.12	222,816
Band 42	13,587.844	10.97	149,059
Band 43	49,507.939	10.86	537,656
Band 45	3,728.569	10.49	39,113
Band 46	682,527.128	11.11	7,582,876
Band 47	112,574.486	11.01	1,239,445
Band 50	875.017	10.40	9,100
Band 51	629.879	10.26	6,463
Band 52	411.389	10.57	4,348
Band 55	7,313.027	10.52	76,933
Band 56	158,560.701	8.86	1,404,848
Band 57	7,349.280	8.72	64,086
	15,039,406.633		$167,234,939
ING Diversified International Fund - Class R
Contracts in accumulation period:
Band 35	1,943.162	$9.39	$18,246
Band 38	10,854.011	9.29	100,834
Band 39	3,625.901	9.21	33,395
Band 40	2,752.993	9.15	25,190
	19,176.067		$177,665
ING American Century Small-Mid Cap Value
Portfolio - Service Class
Contracts in accumulation period:
Band 35	8,959.925	$18.45	$165,311
Band 36	10,661.864	18.14	193,406
Band 37	492.026	17.90	8,807
Band 38	124,399.862	19.66	2,445,701
Band 39	10,976.353	19.37	212,612
Band 40	1,125.415	19.15	21,552
	156,615.445		$3,047,389

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	8,432.889	$12.90	$ 108,784
Band 4	96,813.255	12.71	1,230,496
Band 5	15,479.776	12.67	196,129
Band 6	4,210,806.009	12.60	53,056,156
Band 7	1,011,815.852	12.57	12,718,525
Band 8	2,432,509.436	12.49	30,382,043
Band 9	229,055.103	12.46	2,854,027
Band 10	5,244,173.112	12.42	65,132,630
Band 11	841,955.823	12.38	10,423,413
Band 12	178,125.722	12.35	2,199,853
Band 13	1,752,102.896	12.31	21,568,387
Band 14	1,893,963.373	12.24	23,182,112
Band 15	1,920,311.673	12.21	23,447,006
Band 16	218,598.258	12.14	2,653,783
Band 17	2,111,779.010	12.10	25,552,526
Band 18	6,687.797	12.07	80,722
Band 19	46,767.088	12.00	561,205
Band 20	616,566.213	12.28	7,571,433
Band 21	123,845.712	12.17	1,507,202
Band 26	203,768.794	12.93	2,634,731
Band 27	46,108.343	12.71	586,037
Band 28	54,693.903	12.60	689,143
Band 29	74,356.516	12.56	933,918
Band 30	7,793.172	12.35	96,246
Band 31	2,304.497	12.24	28,207
Band 35	56,814.290	18.49	1,050,496
Band 36	11,925.300	18.17	216,683
Band 37	3,970.059	17.93	71,183
Band 38	630,092.769	18.08	11,392,077
Band 39	194,525.545	17.82	3,466,445
Band 40	35,222.119	17.62	620,614
Band 41	23,172.999	12.35	286,187
Band 42	24,411.902	12.21	298,069
Band 43	83,888.560	12.11	1,015,890
Band 44	654.378	11.86	7,761
Band 45	7,009.231	11.75	82,358
Band 46	2,168,432.416	12.03	26,086,242
Band 47	337,728.459	11.93	4,029,101
Band 50	11,616.970	10.91	126,741
Band 52	13.304	11.08	147
Band 53	805.694	10.96	8,830
Band 54	1,089.888	10.81	11,782
Band 55	3,917.909	11.03	43,215
Band 56	368,534.047	10.43	3,843,810
Band 57	9,126.966	10.26	93,643
Band 59	2,371.105	10.09	23,924
Band 60	3,224.724	10.29	33,182
	27,327,362.856		$ 342,203,094

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Columbia Small Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	10,626.288	$10.27	$ 109,132
Band 4	59,403.964	10.15	602,950
Band 5	16,959.293	10.13	171,798
Band 6	2,485,615.781	10.08	25,055,007
Band 7	391,648.173	10.05	3,936,064
Band 8	1,117,332.799	10.01	11,184,501
Band 9	86,749.147	9.98	865,756
Band 10	3,549,908.184	9.96	35,357,086
Band 11	511,762.757	9.94	5,086,922
Band 12	104,287.931	9.91	1,033,493
Band 13	1,137,911.282	9.89	11,253,943
Band 14	1,067,665.415	9.84	10,505,828
Band 15	1,279,027.531	9.82	12,560,050
Band 16	148,801.209	9.77	1,453,788
Band 17	1,085,172.739	9.75	10,580,434
Band 18	8,799.077	9.72	85,527
Band 19	20,052.650	9.68	194,110
Band 20	437,170.023	9.86	4,310,496
Band 21	79,849.638	9.79	781,728
Band 26	86,772.859	10.29	892,893
Band 27	52,771.871	10.15	535,634
Band 28	6,446.434	10.08	64,980
Band 29	11,241.725	10.05	112,979
Band 30	11,462.248	9.91	113,591
Band 31	138.604	9.84	1,364
Band 38	79,356.372	11.27	894,346
Band 41	5,529.154	9.91	54,794
Band 42	39,794.941	9.82	390,786
Band 43	49,651.925	9.75	484,106
Band 44	942.751	9.59	9,041
Band 45	1,566.546	9.52	14,914
Band 46	1,056,932.537	9.70	10,252,246
Band 47	323,477.636	9.63	3,115,090
Band 50	8,671.271	10.91	94,604
Band 51	667.888	10.76	7,186
Band 52	1,783.922	11.09	19,784
Band 53	1,714.578	10.96	18,792
Band 54	1,395.037	10.81	15,080
Band 55	8,734.863	11.04	96,433
Band 56	142,473.621	10.83	1,542,989
Band 57	5,015.750	10.66	53,468
Band 59	997.190	10.48	10,451
Band 60	726.710	10.69	7,769
	15,497,010.314		$ 153,931,933

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Band 2	23,842.761	$10.02	$ 238,904
Band 4	150,779.447	9.90	1,492,717
Band 5	38,370.517	9.87	378,717
Band 6	3,853,084.913	9.82	37,837,294
Band 7	622,914.751	9.79	6,098,335
Band 8	2,217,712.497	9.74	21,600,520
Band 9	419,285.539	9.72	4,075,455
Band 10	7,592,795.123	9.69	73,574,185
Band 11	920,705.323	9.67	8,903,220
Band 12	154,749.068	9.64	1,491,781
Band 13	1,614,111.785	9.62	15,527,755
Band 14	2,407,800.614	9.57	23,042,652
Band 15	2,482,365.044	9.54	23,681,763
Band 16	283,691.166	9.49	2,692,229
Band 17	1,876,791.474	9.47	17,773,215
Band 18	8,608.790	9.44	81,267
Band 19	41,420.690	9.39	388,940
Band 20	516,509.466	9.59	4,953,326
Band 21	168,751.827	9.52	1,606,517
Band 25	11,550.211	10.08	116,426
Band 26	177,200.250	10.05	1,780,863
Band 27	146,900.388	9.89	1,452,845
Band 28	40,857.360	9.82	401,219
Band 29	32,053.751	9.79	313,806
Band 30	5,625.696	9.64	54,232
Band 31	5,454.669	9.57	52,201
Band 34	62.146	9.25	575
Band 35	5,616.531	11.76	66,050
Band 36	4,005.538	11.54	46,224
Band 38	235,956.899	13.23	3,121,710
Band 39	21,488.127	13.03	279,990
Band 40	2,967.559	12.89	38,252
Band 41	122,705.372	9.65	1,184,107
Band 42	10,613.188	9.55	101,356
Band 43	130,062.790	9.47	1,231,695
Band 45	9,950.615	9.22	91,745
Band 46	2,909,950.648	9.42	27,411,735
Band 47	267,624.510	9.35	2,502,289
Band 50	15,220.760	9.79	149,011
Band 51	3,200.813	9.66	30,920
Band 52	1,091.675	9.95	10,862
Band 54	6,183.240	9.70	59,977
Band 55	10,378.276	9.91	102,849
Band 56	582,364.881	9.14	5,322,815
Band 57	22,435.682	9.00	201,921
Band 59	7,380.269	8.85	65,315
Band 60	730.190	9.02	6,586
	30,183,922.829		$ 291,636,368

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 2	763.291	$10.49	$ 8,007
Band 4	59,613.270	16.24	968,120
Band 5	3,657.894	17.33	63,391
Band 6	1,415,034.493	10.38	14,688,058
Band 7	286,691.978	17.10	4,902,433
Band 8	635,346.414	10.34	6,569,482
Band 9	100,099.293	16.88	1,689,676
Band 10	2,095,653.545	13.68	28,668,540
Band 11	501,492.682	10.29	5,160,360
Band 12	63,347.883	10.28	651,216
Band 13	357,237.897	16.58	5,923,004
Band 14	852,543.525	10.24	8,730,046
Band 15	521,277.914	16.37	8,533,319
Band 16	38,314.389	10.20	390,807
Band 17	828,495.573	10.18	8,434,085
Band 18	930.044	10.17	9,459
Band 19	29,381.906	13.14	386,078
Band 20	177,381.368	13.50	2,394,648
Band 21	72,803.860	13.36	972,660
Band 26	88,207.952	17.87	1,576,276
Band 27	69,151.109	17.40	1,203,229
Band 28	22,376.162	17.18	384,422
Band 29	24,158.554	17.10	413,111
Band 30	16,630.039	16.65	276,890
Band 31	8,479.387	16.43	139,316
Band 35	43,617.166	18.18	792,960
Band 36	23,049.990	17.87	411,903
Band 37	5,149.759	17.64	90,842
Band 38	236,988.920	17.21	4,078,579
Band 39	86,930.896	16.96	1,474,348
Band 40	17,888.545	16.77	299,991
Band 41	16,717.583	15.65	261,630
Band 42	16,380.088	15.42	252,581
Band 43	70,357.590	15.25	1,072,953
Band 44	355.075	13.09	4,648
Band 46	593,467.334	10.15	6,023,693
Band 47	103,223.529	10.11	1,043,590
Band 55	369.593	10.34	3,822
Band 56	213,379.863	10.45	2,229,820
Band 57	9,652.839	10.30	99,424
Band 59	4,037.433	10.14	40,940
Band 60	1,313.691	10.32	13,557
	9,711,950.316		$ 121,331,914

198

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 2	4,697.080	$13.17	$ 61,861
Band 4	13,462.423	12.93	174,069
Band 5	5,565.581	12.89	71,740
Band 6	804,967.216	12.79	10,295,531
Band 7	671,134.261	12.74	8,550,250
Band 8	362,631.052	12.65	4,587,283
Band 9	41,696.667	12.60	525,378
Band 10	995,576.425	12.55	12,494,484
Band 11	296,583.496	12.51	3,710,260
Band 12	53,676.409	12.46	668,808
Band 13	462,520.583	12.41	5,739,880
Band 14	1,231,687.355	12.32	15,174,388
Band 15	366,086.812	12.28	4,495,546
Band 16	63,188.295	12.18	769,633
Band 17	906,613.015	12.14	11,006,282
Band 18	2,530.346	12.09	30,592
Band 19	54,664.098	12.00	655,969
Band 20	715,867.247	12.37	8,855,278
Band 21	56,273.273	12.23	688,222
Band 26	31,090.854	13.22	411,021
Band 27	16,434.803	12.93	212,502
Band 28	6,470.876	12.79	82,763
Band 29	5,048.393	12.74	64,317
Band 30	13,499.557	12.46	168,204
Band 31	9,840.961	12.32	121,241
Band 35	2,931.988	12.37	36,269
Band 36	1,241.177	12.23	15,180
Band 37	4,167.589	13.08	54,512
Band 38	48,711.470	12.20	594,280
Band 39	15,294.668	12.06	184,454
Band 40	34,337.611	11.95	410,334
Band 41	10,745.912	12.47	134,002
Band 42	3,203.765	12.28	39,342
Band 43	12,814.967	12.15	155,702
Band 44	428.381	10.85	4,648
Band 46	426,431.746	10.72	4,571,348
Band 47	35,976.912	10.62	382,075
Band 52	1,757.893	10.10	17,755
Band 56	1,176.163	10.10	11,879
Band 57	1,878.159	9.94	18,669
	7,792,905.479		$ 96,245,951

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 4	5,791.254	$13.72	$ 79,456
Band 7	2,537.069	13.56	34,403
Band 9	31,545.411	13.44	423,970
Band 10	8,960.726	13.41	120,163
Band 13	4,250.715	13.29	56,492
Band 15	17,355.039	13.17	228,566
Band 20	2,594.197	13.25	34,373
Band 21	6,285.691	13.14	82,594
Band 26	102,492.629	13.96	1,430,797
Band 27	55,293.738	13.72	758,630
Band 28	29,604.021	13.60	402,615
Band 29	13,805.142	13.56	187,198
Band 30	1,541.543	13.33	20,549
Band 31	5,683.276	13.21	75,076
Band 35	79,991.076	14.12	1,129,474
Band 36	6,913.527	13.96	96,513
Band 38	81,198.451	13.92	1,130,282
Band 39	18,689.268	13.76	257,164
Band 40	1,508.425	13.64	20,575
Band 41	2,273.204	13.33	30,302
Band 42	1,574.602	13.18	20,753
Band 43	11,998.376	13.07	156,819
	491,887.380		$ 6,776,764
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 2	4,242.153	$13.71	$ 58,160
Band 4	81,945.711	16.29	1,334,896
Band 5	11,693.918	15.45	180,671
Band 6	1,420,560.397	13.40	19,035,509
Band 7	174,331.412	15.25	2,658,554
Band 8	662,061.086	13.28	8,792,171
Band 9	110,603.372	15.05	1,664,581
Band 10	1,480,914.360	13.46	19,933,107
Band 11	151,268.283	13.17	1,992,203
Band 12	48,641.644	13.13	638,665
Band 13	343,402.702	14.79	5,078,926
Band 14	529,932.083	13.01	6,894,416
Band 15	695,149.428	14.59	10,142,230
Band 16	50,096.043	12.90	646,239
Band 17	601,855.091	12.86	7,739,856
Band 18	16,564.942	12.83	212,528
Band 19	27,473.671	12.92	354,960
Band 20	211,589.771	13.28	2,809,912
Band 21	76,648.898	13.14	1,007,167
Band 26	150,291.857	15.93	2,394,149
Band 27	27,745.676	15.52	430,613

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Service Class
(continued)
Band 28	16,277.196	$15.32	$249,367
Band 29	114,097.767	15.25	1,739,991
Band 30	4,592.692	14.85	68,201
Band 31	932.374	14.66	13,669
Band 34	127.025	13.85	1,759
Band 35	135,698.355	16.22	2,201,027
Band 36	30,547.758	15.93	486,626
Band 37	23,624.491	15.73	371,613
Band 38	571,916.365	17.35	9,922,749
Band 39	172,067.426	17.09	2,940,632
Band 40	76,481.769	16.90	1,292,542
Band 41	15,398.778	15.70	241,761
Band 42	3,034.456	15.47	46,943
Band 43	30,886.459	15.30	472,563
Band 44	371.958	13.18	4,902
Band 45	4,648.332	12.94	60,149
Band 46	615,770.835	12.79	7,875,709
Band 47	97,879.738	12.68	1,241,115
Band 50	4,607.656	11.01	50,730
Band 51	1,747.292	10.86	18,976
Band 52	552.374	11.19	6,181
Band 55	230.437	11.14	2,567
Band 56	143,558.875	9.75	1,399,699
Band 60	459.602	9.62	4,421
	8,942,522.508		$124,713,405
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
Contracts in accumulation period:
Band 35	174,637.269	$13.53	$2,362,842
Band 36	37,911.824	13.38	507,260
Band 37	6,317.186	13.26	83,766
Band 38	405,010.306	13.34	5,402,837
Band 39	74,377.466	13.19	981,039
Band 40	22,627.676	13.07	295,744
	720,881.727		$9,633,488
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 35	111,399.969	$15.44	$1,720,016
Band 36	9,254.640	15.17	140,393
Band 37	3,611.715	14.97	54,067
Band 38	340,471.346	13.97	4,756,385
Band 39	53,838.079	13.76	740,812
Band 40	37,569.229	13.61	511,317
	556,144.978		$7,922,990

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Band 35	49,975.510	$11.90	$594,709
Band 36	2,972.986	11.77	34,992
Band 37	29,551.329	11.67	344,864
Band 38	1,092,796.552	11.73	12,818,504
Band 39	229,722.563	11.60	2,664,782
Band 40	114,700.697	11.50	1,319,058
	1,519,719.637		$17,776,909
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Band 35	78,104.243	$11.75	$917,725
Band 36	2,900.950	11.62	33,709
Band 37	825.060	11.52	9,505
Band 38	1,245,609.123	11.59	14,436,610
Band 39	155,551.813	11.45	1,781,068
Band 40	114,712.721	11.36	1,303,137
	1,597,703.910		$18,481,754
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Band 35	7,842.415	$11.90	$93,325
Band 36	22,692.767	11.77	267,094
Band 38	666,589.722	11.73	7,819,097
Band 39	101,660.440	11.60	1,179,261
Band 40	156,538.645	11.50	1,800,194
	955,323.989		$11,158,971
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Band 35	2,447.431	$11.92	$29,173
Band 38	40,336.180	11.75	473,950
Band 39	17,522.460	11.62	203,611
Band 40	48,908.370	11.52	563,424
	109,214.441		$1,270,158
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Band 35	12,959.816	$12.04	$156,036
Band 36	5,067.802	11.90	60,307
Band 38	431,430.796	11.87	5,121,084
Band 39	58,334.724	11.73	684,266
Band 40	66,048.719	11.63	768,147
	573,841.857		$6,789,840
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 35	41,282.797	$14.45	$596,536
Band 36	7,679.471	14.19	108,972
Band 37	3,321.671	13.99	46,470
Band 38	495,278.205	17.34	8,588,124
Band 39	126,094.933	17.09	2,154,962
Band 40	20,013.387	16.90	338,226
	693,670.464		$11,833,290

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	1,263.270	$9.49	$ 11,988
Band 4	24,294.972	9.40	228,373
Band 5	6,184.700	9.38	58,012
Band 6	1,929,680.039	9.35	18,042,508
Band 7	470,209.314	9.33	4,387,053
Band 8	812,615.890	9.29	7,549,202
Band 9	94,268.891	9.28	874,815
Band 10	2,043,343.563	9.26	18,921,361
Band 11	521,490.846	9.24	4,818,575
Band 12	109,783.124	9.23	1,013,298
Band 13	604,139.166	9.21	5,564,122
Band 14	961,013.505	9.17	8,812,494
Band 15	1,067,559.657	9.16	9,778,846
Band 16	75,790.970	9.12	691,214
Band 17	913,068.903	9.10	8,308,927
Band 18	3,298.358	9.09	29,982
Band 19	31,927.107	9.05	288,940
Band 20	369,011.640	9.19	3,391,217
Band 21	38,466.304	9.14	351,582
Band 26	47,778.525	9.50	453,896
Band 27	14,127.520	9.40	132,799
Band 28	7,215.649	9.35	67,466
Band 29	29,704.206	9.33	277,140
Band 30	7,311.175	9.22	67,409
Band 31	2,204.714	9.17	20,217
Band 35	77,791.395	12.77	993,396
Band 36	11,162.011	12.54	139,972
Band 37	14,042.945	12.37	173,711
Band 38	278,073.924	14.81	4,118,275
Band 39	47,285.162	14.59	689,891
Band 40	11,441.228	14.43	165,097
Band 41	10,692.070	9.23	98,688
Band 42	2,862.794	9.16	26,223
Band 43	29,331.002	9.11	267,205
Band 45	1,339.632	8.93	11,963
Band 46	726,145.681	9.07	6,586,141
Band 47	49,172.354	9.02	443,535
Band 50	952.124	9.21	8,769
Band 52	842.768	9.33	7,863
Band 55	6,497.501	9.30	60,427
Band 56	101,874.161	9.76	994,292
Band 59	856.977	9.44	8,090
	11,556,115.737		$ 108,934,974

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Band 2	9,964.332	$10.55	$ 105,124
Band 3	512.237	10.38	5,317
Band 4	98,705.894	10.43	1,029,502
Band 5	14,218.467	10.40	147,872
Band 6	2,992,773.231	10.36	31,005,131
Band 7	1,151,323.381	10.33	11,893,171
Band 8	2,184,953.001	10.28	22,461,317
Band 9	185,123.584	10.26	1,899,368
Band 10	4,791,751.621	10.23	49,019,619
Band 11	756,155.845	10.21	7,720,351
Band 12	138,276.617	10.18	1,407,656
Band 13	1,654,953.003	10.16	16,814,323
Band 14	3,055,080.337	10.11	30,886,862
Band 15	1,794,450.334	10.09	18,106,004
Band 16	169,506.607	10.04	1,701,846
Band 17	2,309,893.703	10.02	23,145,135
Band 18	8,005.662	9.99	79,977
Band 19	170,192.336	9.94	1,691,712
Band 20	926,889.840	10.14	9,398,663
Band 21	119,644.449	10.06	1,203,623
Band 26	150,284.764	10.58	1,590,013
Band 27	48,488.404	10.43	505,734
Band 28	40,196.461	10.35	416,033
Band 29	51,318.278	10.33	530,118
Band 30	3,347.481	10.18	34,077
Band 31	7,420.914	10.11	75,025
Band 35	45,924.762	8.88	407,812
Band 36	1,050.229	8.83	9,274
Band 37	8,581.904	8.79	75,435
Band 38	292,469.626	11.25	3,290,283
Band 39	58,913.892	8.77	516,675
Band 40	57,735.244	8.73	504,029
Band 41	12,602.094	10.19	128,415
Band 42	20,677.519	10.09	208,636
Band 43	63,805.261	10.02	639,329
Band 45	2,841.754	9.78	27,792
Band 46	1,674,847.231	9.97	16,698,227
Band 47	219,301.942	9.90	2,171,089
Band 50	941.277	10.86	10,222
Band 51	765.767	10.71	8,201
Band 55	8,253.442	10.98	90,623
Band 56	317,206.561	8.42	2,670,879
Band 57	13,275.755	8.28	109,923
Band 58	1,165.502	8.22	9,580
Band 60	2,339.609	8.31	19,442
	25,636,130.154		$ 260,469,439

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 4	3,423.484	$13.71	$46,936
Band 7	110.335	9.75	1,076
Band 9	8,913.622	9.61	85,660
Band 10	407.226	12.06	4,911
Band 13	8,540.306	9.43	80,535
Band 15	9,584.637	9.29	89,041
Band 21	1,090.126	11.77	12,831
Band 26	21,563.938	10.23	220,599
Band 27	41,618.951	9.94	413,692
Band 28	24,732.943	9.79	242,136
Band 29	8,292.973	9.75	80,856
Band 30	3,035.959	9.47	28,751
Band 31	3,272.728	9.33	30,535
Band 41	705.105	13.21	9,314
Band 43	2,881.276	12.87	37,082
	138,173.609		$1,383,955
ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period:
Band 4	4,008.357	$11.19	$44,854
Band 6	37,293.472	11.12	414,703
Band 7	27,233.265	11.09	302,017
Band 8	28,738.515	11.04	317,273
Band 9	2,139.554	11.02	23,578
Band 10	84,197.770	10.99	925,333
Band 11	18,020.387	10.97	197,684
Band 12	4,173.364	10.95	45,698
Band 13	39,165.577	10.92	427,688
Band 14	55,578.411	10.87	604,137
Band 15	24,267.820	10.85	263,306
Band 16	4,855.803	10.80	52,443
Band 17	26,603.200	10.78	286,782
Band 18	1,015.069	10.75	10,912
Band 19	6,505.632	10.70	69,610
Band 20	16,503.831	10.90	179,892
Band 21	249.540	10.82	2,700
Band 35	36,920.452	11.30	417,201
Band 36	4,546.147	11.10	50,462
Band 37	1,812.411	10.95	19,846
Band 38	170,556.609	14.43	2,461,132
Band 39	36,174.384	14.21	514,038
Band 40	2,768.339	14.06	38,923
Band 46	37,664.525	10.73	404,140
Band 47	11,259.548	10.66	120,027
Band 51	2,945.862	10.78	31,756
Band 55	5,087.423	11.05	56,216
	690,285.267		$8,282,351

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U. S. Large Cap Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	2,300.825	$10.98	$ 25,263
Band 4	27,214.763	11.63	316,508
Band 5	327.671	10.79	3,536
Band 6	59,966.008	10.73	643,435
Band 7	14,228.808	11.48	163,347
Band 8	60,020.692	10.64	638,620
Band 9	5,374.820	11.36	61,058
Band 10	59,304.081	11.32	671,322
Band 11	7,522.775	10.54	79,290
Band 12	4,045.907	10.51	42,522
Band 13	29,620.367	11.21	332,044
Band 14	12,492.573	10.42	130,173
Band 15	41,423.252	11.10	459,798
Band 16	1,224.356	10.33	12,648
Band 17	52,141.671	10.30	537,059
Band 20	5,957.517	11.17	66,545
Band 21	13,213.267	11.06	146,139
Band 26	4,303.916	11.87	51,087
Band 27	615.152	11.63	7,154
Band 28	1,608.648	11.52	18,532
Band 29	3,055.500	11.48	35,077
Band 30	32.138	11.25	362
Band 31	373.623	11.13	4,158
Band 35	17,252.938	11.08	191,163
Band 37	12,814.816	10.73	137,503
Band 38	49,378.553	13.48	665,623
Band 39	7,549.518	13.28	100,258
Band 40	5,812.007	13.13	76,312
Band 41	8,805.530	11.25	99,062
Band 42	1,005.622	11.10	11,162
Band 43	7,510.380	10.99	82,539
Band 46	26,440.803	10.24	270,754
Band 47	14,689.787	10.15	149,101
	557,628.284		$ 6,229,154

206

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 2	741.153	$10.75	$ 7,967
Band 4	126,971.496	13.07	1,659,517
Band 5	19,810.947	12.47	247,043
Band 6	2,163,923.171	12.36	26,746,090
Band 7	412,902.842	12.31	5,082,834
Band 8	839,485.975	12.20	10,241,729
Band 9	180,459.243	12.14	2,190,775
Band 10	2,618,723.437	12.09	31,660,366
Band 11	321,610.957	12.04	3,872,196
Band 12	359,614.613	11.99	4,311,779
Band 13	755,522.153	11.93	9,013,379
Band 14	938,561.470	11.01	10,333,562
Band 15	1,414,600.348	11.78	16,663,992
Band 16	57,641.173	9.91	571,224
Band 17	1,016,193.709	10.86	11,035,864
Band 18	2,627.896	10.06	26,437
Band 19	19,431.491	10.58	205,585
Band 20	2,089,804.149	11.88	24,826,873
Band 21	85,806.561	10.77	924,137
Band 26	182,257.103	12.86	2,343,826
Band 27	109,682.452	12.52	1,373,224
Band 28	31,542.358	12.36	389,864
Band 29	60,822.586	12.30	748,118
Band 30	20,417.613	11.98	244,603
Band 31	6,991.099	11.83	82,705
Band 35	40,150.312	13.08	525,166
Band 36	14,584.865	12.86	187,561
Band 37	14,783.652	12.69	187,605
Band 38	245,968.992	13.88	3,414,050
Band 39	67,730.658	13.67	925,878
Band 40	9,717.652	13.52	131,383
Band 41	44,719.021	12.60	563,460
Band 42	8,486.763	12.41	105,321
Band 43	88,135.407	12.27	1,081,421
Band 45	5,700.044	10.44	59,508
Band 46	1,501,152.210	9.82	14,741,315
Band 47	76,537.891	9.94	760,787
Band 50	1,064.820	9.60	10,222
Band 55	1,768.016	9.71	17,167
Band 56	150,932.212	9.48	1,430,837
Band 57	11,529.107	9.32	107,451
	16,119,107.617		$ 189,052,821

207

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Band 35	137,766.400	$12.97	$ 1,786,830
Band 36	4,450.939	12.82	57,061
Band 37	4,782.245	12.71	60,782
Band 38	9,797.802	12.78	125,216
Band 39	3,163.192	12.64	39,983
	159,960.578		$ 2,069,872
ING Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Band 2	3,753.079	$12.60	$ 47,289
Band 4	105,570.697	12.42	1,311,188
Band 5	22,492.868	12.39	278,687
Band 6	2,408,047.951	12.31	29,643,070
Band 7	765,973.213	12.28	9,406,151
Band 8	858,504.130	12.21	10,482,335
Band 9	194,467.500	12.17	2,366,669
Band 10	3,483,701.173	12.14	42,292,132
Band 11	673,113.912	12.10	8,144,678
Band 12	188,721.844	12.07	2,277,873
Band 13	1,123,219.325	12.03	13,512,328
Band 14	1,337,345.456	11.96	15,994,652
Band 15	1,103,836.319	11.93	13,168,767
Band 16	186,218.993	11.86	2,208,557
Band 17	938,724.871	11.82	11,095,728
Band 18	13,285.678	11.79	156,638
Band 19	54,172.869	11.72	634,906
Band 20	515,888.224	12.00	6,190,659
Band 21	97,382.743	11.89	1,157,881
Band 25	36,654.767	10.66	390,740
Band 26	218,838.963	12.64	2,766,124
Band 27	93,991.086	12.42	1,167,369
Band 28	35,265.555	12.31	434,119
Band 29	68,854.139	12.28	845,529
Band 30	20,655.945	12.07	249,317
Band 31	1,184.333	11.96	14,165
Band 35	165,838.299	13.08	2,169,165
Band 36	36,630.942	12.84	470,341
Band 37	32,768.410	12.67	415,176
Band 38	584,505.514	15.52	9,071,526
Band 39	79,907.069	15.28	1,220,980
Band 40	86,197.561	15.11	1,302,445
Band 41	6,552.160	12.07	79,085
Band 42	562.133	11.93	6,706
Band 43	39,559.149	11.83	467,985
Band 45	2,341.499	11.48	26,880
Band 46	1,016,285.924	11.76	11,951,522
Band 47	111,117.922	11.65	1,294,524

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio -
Service Class (continued)
Band 49	96,478.493	$10.02	$966,714
Band 51	825.554	9.50	7,843
Band 53	1,791.062	9.65	17,284
Band 55	882.419	9.70	8,559
Band 56	156,536.603	10.27	1,607,631
Band 57	15,468.785	10.11	156,389
Band 58	1,627.630	10.03	16,325
	16,985,742.761		$207,494,631
ING Strategic Allocation Conservative Portfolio -
Class S
Contracts in accumulation period:
Band 35	10,612.673	$14.69	$155,900
Band 36	16,346.086	14.53	237,509
Band 38	61,125.389	14.48	885,096
Band 39	11,974.059	14.32	171,469
Band 40	82.292	14.20	1,169
	100,140.499		$1,451,143
ING Strategic Allocation Growth Portfolio - Class S
Contracts in accumulation period:
Band 35	4,459.882	$15.95	$71,135
Band 37	607.715	15.64	9,505
Band 38	11,823.716	15.73	185,987
Band 39	8,081.049	15.55	125,660
Band 40	13,573.508	15.41	209,168
	38,545.870		$601,455
ING Strategic Allocation Moderate Portfolio - Class S
Contracts in accumulation period:
Band 35	7,583.624	$15.32	$116,181
Band 36	3,996.555	15.15	60,548
Band 37	2,865.786	15.02	43,044
Band 38	23,867.448	15.10	360,398
Band 39	6,711.345	14.93	100,200
Band 40	6,391.103	14.80	94,588
	51,415.861		$774,959
ING Growth and Income Portfolio - Class I
Contracts in accumulation period:
Band 22	461.198	$8.89	$4,100
Band 23	12,391.482	8.85	109,665
	12,852.680		$113,765

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
Band 2	24,955.488	$8.89	$ 221,854
Band 3	1,131.304	9.87	11,166
Band 4	166,429.039	8.82	1,467,904
Band 5	296,136.287	8.81	2,608,961
Band 6	5,214,661.746	8.78	45,784,730
Band 7	5,553,954.901	8.77	48,708,184
Band 8	2,208,410.830	8.74	19,301,511
Band 9	910,182.652	8.73	7,945,895
Band 10	4,802,894.569	8.71	41,833,212
Band 11	2,991,951.118	8.70	26,029,975
Band 12	2,224,320.258	8.68	19,307,100
Band 13	4,737,771.209	8.67	41,076,476
Band 14	7,192,594.425	8.64	62,144,016
Band 15	1,358,804.713	8.63	11,726,485
Band 16	289,364.594	8.60	2,488,536
Band 17	3,510,576.434	8.59	30,155,852
Band 18	170,913.637	8.57	1,464,730
Band 19	426,778.439	8.55	3,648,956
Band 20	2,961,016.835	8.66	25,642,406
Band 21	718,361.958	8.61	6,185,096
Band 24	243.079	9.04	2,197
Band 25	59,726.749	9.97	595,476
Band 26	1,657,053.145	8.91	14,764,344
Band 27	739,239.864	8.82	6,520,096
Band 28	476,573.692	8.78	4,184,317
Band 29	50,757.656	8.77	445,145
Band 30	11,893.979	8.68	103,240
Band 31	14,898.174	8.64	128,720
Band 35	219,593.574	15.07	3,309,275
Band 36	14,246.827	14.84	211,423
Band 37	13,463.284	14.66	197,372
Band 38	321,507.930	14.09	4,530,047
Band 39	40,317.911	13.88	559,613
Band 40	21,176.812	13.73	290,758
Band 41	46,739.678	8.69	406,168
Band 42	12,335.200	8.63	106,453
Band 43	111,419.049	8.59	957,090
Band 44	581.093	8.49	4,933
Band 45	6,092.888	8.45	51,485
Band 46	1,508,277.221	8.56	12,910,853
Band 47	169,041.221	8.52	1,440,231
Band 51	1,591.912	9.23	14,693
Band 52	282.700	9.40	2,657
Band 54	3,535.093	9.26	32,735
Band 56	24,112.854	9.47	228,349
	51,285,912.021		$ 449,750,715

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U. S. Core Portfolio - Series 5
Contracts in accumulation period:
Band 6	2,644.228	$10.46	$27,659
Band 9	4,703.159	10.32	48,537
Band 10	144,692.213	10.29	1,488,883
Band 13	286.163	10.19	2,916
Band 15	43,440.171	10.09	438,311
Band 20	2,561.694	10.15	26,001
Band 21	45,431.072	10.05	456,582
Band 26	229,680.218	10.78	2,475,953
Band 27	110,459.653	10.56	1,166,454
Band 28	20,180.525	10.46	211,088
Band 29	269,412.044	10.42	2,807,273
Band 30	158,522.833	10.21	1,618,518
Band 31	55,006.355	10.11	556,114
Band 38	460.156	10.74	4,942
Band 39	2,205.294	10.60	23,376
	1,089,685.778		$11,352,607
ING GET U. S. Core Portfolio - Series 6
Contracts in accumulation period:
Band 6	2,080.794	$10.25	$21,328
Band 9	25,016.925	10.12	253,171
Band 10	34,443.339	10.08	347,189
Band 12	1,463.428	10.02	14,664
Band 13	10,233.140	9.99	102,229
Band 15	35,785.113	9.89	353,915
Band 20	2,558.398	9.96	25,482
Band 21	52,071.381	9.86	513,424
Band 26	301,885.235	10.54	3,181,870
Band 27	72,385.021	10.34	748,461
Band 28	83,640.403	10.24	856,478
Band 29	261,873.109	10.21	2,673,724
Band 30	67,053.712	10.01	671,208
Band 31	59,276.197	9.92	588,020
Band 38	30,980.562	10.51	325,606
Band 39	3,041.540	10.38	31,571
	1,043,788.297		$10,708,340

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U. S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 9	40,694.872	$10.10	$411,018
Band 10	22,984.449	10.07	231,453
Band 13	2,091.430	9.97	20,852
Band 15	23,578.074	9.88	232,951
Band 20	6,838.099	9.94	67,971
Band 21	26,942.849	9.85	265,387
Band 26	181,133.373	10.51	1,903,712
Band 27	66,144.566	10.31	681,950
Band 28	26,516.478	10.22	270,998
Band 29	242,948.472	10.19	2,475,645
Band 30	39,598.905	10.00	395,989
Band 31	50,600.979	9.91	501,456
Band 44	685.548	9.60	6,581
	730,758.094		$7,465,963
ING GET U. S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 6	206.176	$10.27	$2,117
Band 9	2,560.382	10.14	25,962
Band 10	50,172.141	10.11	507,240
Band 13	286.043	10.03	2,869
Band 15	2,134.737	9.94	21,219
Band 21	14,624.258	9.91	144,926
Band 26	147,681.028	10.54	1,556,558
Band 27	25,791.925	10.35	266,946
Band 28	13,120.534	10.26	134,617
Band 29	110,075.156	10.23	1,126,069
Band 30	26,618.521	10.05	267,516
Band 31	5,154.931	9.96	51,343
Band 35	287.201	10.66	3,062
	398,713.033		$4,110,444
ING GET U. S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 9	1,470.374	$10.24	$15,057
Band 10	14,010.903	10.21	143,051
Band 13	1,468.951	10.13	14,880
Band 15	576.663	10.04	5,790
Band 20	4,077.312	10.10	41,181
Band 26	126,066.249	10.62	1,338,824
Band 27	56,040.717	10.44	585,065
Band 28	82,471.311	10.35	853,578
Band 29	80,620.220	10.32	832,001
Band 30	2,743.675	10.15	27,848
Band 31	4,441.068	10.06	44,677
Band 39	12,866.969	10.47	134,717
	386,854.412		$4,036,669

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U. S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 9	13,787.571	$10.11	$139,392
Band 10	33,376.182	10.09	336,766
Band 13	228.886	10.00	2,289
Band 15	383.122	9.92	3,801
Band 20	3,094.150	9.98	30,880
Band 26	63,225.505	10.47	661,971
Band 27	3,150.378	10.30	32,449
Band 28	2,454.176	10.22	25,082
Band 29	53,192.086	10.19	542,027
Band 30	8,234.943	10.03	82,596
Band 31	136,516.661	9.94	1,356,976
Band 35	151.804	10.59	1,608
	317,795.464		$3,215,837
ING GET U. S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 9	13,106.498	$10.37	$135,914
Band 10	27,843.361	10.34	287,900
Band 13	864.438	10.26	8,869
Band 15	47,046.342	10.19	479,402
Band 21	60,062.995	10.16	610,240
Band 26	93,524.629	10.72	1,002,584
Band 27	27,170.331	10.56	286,919
Band 28	10,366.838	10.47	108,541
Band 29	51,319.010	10.45	536,284
Band 30	128,999.435	10.29	1,327,404
Band 31	5,988.816	10.21	61,146
Band 39	1.312	10.59	14
Band 44	1,298.422	9.94	12,906
	467,592.427		$4,858,123
ING GET U. S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 9	5,561.235	$10.44	$58,059
Band 10	14,915.620	10.41	155,272
Band 13	418.410	10.34	4,326
Band 15	3,999.484	10.26	41,035
Band 21	816.170	10.23	8,349
Band 26	9,565.007	10.77	103,015
Band 27	45,749.422	10.61	485,401
Band 28	1,763.216	10.54	18,584
Band 29	89,192.465	10.51	937,413
Band 30	12,577.709	10.36	130,305
Band 31	1,984.035	10.28	20,396
	186,542.773		$1,962,155

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U. S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 9	4,319.963	$10.38	$44,841
Band 10	2,219.871	10.35	22,976
Band 15	4,687.410	10.21	47,858
Band 26	500,753.228	10.69	5,353,052
Band 27	395,778.353	10.54	4,171,504
Band 28	231,743.061	10.47	2,426,350
Band 29	56,162.224	10.45	586,895
Band 30	9,026.614	10.30	92,974
Band 31	10,611.599	10.23	108,557
	1,215,302.323		$12,855,007
ING GET U. S. Core Portfolio - Series 14
Contracts in accumulation period:
Band 9	204,384.117	$10.47	$2,139,902
Band 10	7,699.934	10.45	80,464
Band 13	74,879.076	10.38	777,245
Band 14	11,134.852	10.34	115,134
Band 15	62,292.196	10.32	642,855
Band 21	2,798.610	10.30	28,826
Band 26	1,263,588.977	10.75	13,583,582
Band 27	896,787.707	10.61	9,514,918
Band 28	430,898.885	10.55	4,545,983
Band 29	164,964.821	10.53	1,737,080
Band 30	267,169.401	10.40	2,778,562
Band 31	31,362.875	10.33	323,978
	3,417,961.451		$36,268,529
ING BlackRock Science and Technology Opportunities
Portfolio - Class S
Contracts in accumulation period:
Band 2	4,747.566	$11.52	$54,692
Band 4	72,817.169	11.45	833,757
Band 5	22,946.269	11.43	262,276
Band 6	3,411,900.610	11.40	38,895,667
Band 7	1,503,493.259	11.38	17,109,753
Band 8	1,967,266.335	11.35	22,328,473
Band 9	100,319.509	11.34	1,137,623
Band 10	3,692,592.648	11.32	41,800,149
Band 11	737,799.141	11.31	8,344,508
Band 12	225,420.390	11.29	2,544,996
Band 13	1,481,272.471	11.28	16,708,753
Band 14	2,293,798.430	11.24	25,782,294
Band 15	1,679,055.362	11.23	18,855,792
Band 16	157,790.592	11.20	1,767,255
Band 17	2,011,911.295	11.18	22,493,168
Band 18	25,117.984	11.17	280,568
Band 19	191,955.214	11.14	2,138,381
Band 20	871,633.837	11.26	9,814,597
Band 21	119,764.647	11.21	1,342,562

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class S (continued)
Band 25	760.513	$11.55	$8,784
Band 26	54,468.916	11.54	628,571
Band 27	7,425.670	11.44	84,950
Band 28	7,188.158	11.40	81,945
Band 29	117,505.511	11.38	1,337,213
Band 30	7,599.523	11.29	85,799
Band 31	3,437.119	11.24	38,633
Band 35	19,660.496	17.01	334,425
Band 36	3,220.422	16.82	54,167
Band 37	11,262.317	16.67	187,743
Band 38	298,014.145	16.77	4,997,697
Band 39	26,939.946	16.58	446,664
Band 40	26,303.477	16.43	432,166
Band 41	28,791.610	11.29	325,057
Band 42	15,179.017	11.23	170,460
Band 43	34,816.990	11.19	389,602
Band 45	6,607.724	11.03	72,883
Band 46	1,447,072.388	11.15	16,134,857
Band 47	247,483.726	11.11	2,749,544
Band 50	286.678	11.28	3,234
Band 51	471.113	11.19	5,272
Band 52	2,360.606	11.38	26,864
Band 55	14,228.499	11.35	161,493
Band 56	215,477.661	11.48	2,473,684
Band 57	23,770.742	11.31	268,847
	23,191,935.695		$263,995,818
ING Euro STOXX 50 Index Portfolio - Class A
Contracts in accumulation period:
Band 6	113,072.915	$8.79	$993,911
Band 7	22,581.431	8.79	198,491
Band 8	17,995.310	8.77	157,819
Band 9	3,350.441	8.77	29,383
Band 10	169,739.400	8.76	1,486,917
Band 11	12,538.331	8.76	109,836
Band 13	14,689.894	8.75	128,537
Band 14	25,404.835	8.74	222,038
Band 15	55,334.678	8.73	483,072
Band 16	570.135	8.72	4,972
Band 17	22,694.636	8.72	197,897
Band 19	3,089.017	8.70	26,874
Band 20	54,868.757	8.74	479,553
Band 21	218.134	8.73	1,904
Band 27	882.060	8.81	7,771
Band 38	337.929	8.83	2,984
Band 46	17,195.559	8.70	149,601
Band 47	109.526	8.69	952
Band 56	6,373.065	8.82	56,210
	541,046.053		$4,738,722

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FTSE 100 Index Portfolio - Class A
Contracts in accumulation period:
Band 6	76,850.664	$11.02	$ 846,894
Band 7	4,701.847	11.01	51,767
Band 8	16,699.227	11.00	183,691
Band 9	311.456	10.99	3,423
Band 10	95,140.106	10.98	1,044,638
Band 11	9,573.434	10.98	105,116
Band 12	3,200.177	10.97	35,106
Band 13	7,137.655	10.96	78,229
Band 14	28,966.405	10.95	317,182
Band 15	14,589.603	10.94	159,610
Band 16	423.259	10.93	4,626
Band 17	29,128.622	10.92	318,085
Band 18	7,214.526	10.92	78,783
Band 19	2,684.662	10.90	29,263
Band 20	9,227.932	10.96	101,138
Band 29	554.892	11.01	6,109
Band 38	286.038	11.07	3,166
Band 42	957.841	10.94	10,479
Band 46	16,827.935	10.91	183,593
Band 47	3,016.993	10.89	32,855
Band 56	163.118	11.05	1,802
	327,656.392		$ 3,595,555
ING Hang Seng Index Portfolio - Class S
Contracts in accumulation period:
Band 4	28,020.216	$13.78	$ 386,119
Band 5	354.830	13.77	4,886
Band 6	1,477,004.148	13.74	20,294,037
Band 7	166,799.491	13.73	2,290,157
Band 8	384,994.364	13.71	5,278,273
Band 9	17,903.609	13.70	245,279
Band 10	1,180,071.026	13.68	16,143,372
Band 11	145,964.724	13.67	1,995,338
Band 12	27,622.023	13.66	377,317
Band 13	248,033.315	13.65	3,385,655
Band 14	490,238.861	13.63	6,681,956
Band 15	514,971.655	13.61	7,008,764
Band 16	29,066.743	13.59	395,017
Band 17	415,910.652	13.58	5,648,067
Band 18	3,221.688	13.57	43,718
Band 19	8,441.595	13.54	114,299
Band 20	125,473.199	13.64	1,711,454
Band 21	9,604.686	13.60	130,624
Band 26	21,460.061	13.85	297,222
Band 27	5,968.670	13.78	82,248
Band 28	2,190.881	13.74	30,103
Band 29	1,891.908	13.73	25,976

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Hang Seng Index Portfolio - Class S (continued)
Band 31	207.292	$13.62	$ 2,823
Band 38	4,120.426	13.84	57,027
Band 41	4,203.786	13.66	57,424
Band 42	762.863	13.61	10,383
Band 43	652.404	13.58	8,860
Band 46	591,229.328	13.55	8,011,157
Band 47	45,722.613	13.52	618,170
Band 56	39,962.686	13.80	551,485
Band 57	263.397	13.67	3,601
	5,992,333.140		$ 81,890,811
ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 2	8,825.280	$10.27	$ 90,636
Band 4	49,366.682	10.02	494,654
Band 5	20,697.921	9.98	206,565
Band 6	1,008,073.567	9.88	9,959,767
Band 7	884,341.459	9.83	8,693,077
Band 8	647,789.683	9.74	6,309,472
Band 9	531,145.968	9.69	5,146,804
Band 10	1,038,512.884	9.65	10,021,649
Band 11	198,595.726	9.60	1,906,519
Band 12	161,650.751	9.55	1,543,765
Band 13	1,294,912.496	9.51	12,314,618
Band 14	1,266,072.051	9.42	11,926,399
Band 15	927,564.506	9.37	8,691,279
Band 16	63,553.495	9.28	589,776
Band 17	994,062.610	9.24	9,185,139
Band 18	16,721.381	9.19	153,669
Band 19	121,874.214	9.10	1,109,055
Band 20	724,865.023	9.46	6,857,223
Band 21	133,697.973	9.33	1,247,402
Band 26	2,357,493.847	10.31	24,305,762
Band 27	1,449,598.630	10.02	14,524,978
Band 28	872,604.646	9.88	8,621,334
Band 29	83,051.756	9.83	816,399
Band 30	22,121.503	9.55	211,260
Band 31	26,699.792	9.41	251,245
Band 35	288,639.694	10.51	3,033,603
Band 36	27,044.569	10.32	279,100
Band 37	16,528.221	10.17	168,092
Band 38	295,030.912	13.00	3,835,402
Band 39	69,816.760	12.81	894,353
Band 40	36,645.281	12.66	463,929
Band 41	36,498.272	11.80	430,680
Band 42	18,280.019	11.63	212,597
Band 43	61,749.155	11.50	710,115
Band 44	229.053	10.26	2,350
Band 45	12,717.820	10.08	128,196
Band 46	346,809.326	9.72	3,370,987

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class S
(continued)
Band 47	34,595.968	$9.63	$333,159
Band 49	264,250.143	8.66	2,288,406
Band 56	3,204.277	8.92	28,582
	16,415,933.314		$161,357,997
ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	1,545.753	$13.47	$20,821
Band 4	81,100.640	14.92	1,210,022
Band 5	14,468.434	15.03	217,461
Band 6	1,204,163.853	13.12	15,798,630
Band 7	401,902.684	14.81	5,952,179
Band 8	702,178.705	12.98	9,114,280
Band 9	236,175.342	14.60	3,448,160
Band 10	1,163,968.126	12.52	14,572,881
Band 11	190,119.163	12.85	2,443,031
Band 12	39,170.707	12.81	501,777
Band 13	573,103.026	14.32	8,206,835
Band 14	760,861.618	12.68	9,647,725
Band 15	609,244.411	14.12	8,602,531
Band 16	45,203.955	12.55	567,310
Band 17	970,504.560	12.51	12,141,012
Band 18	865.234	12.46	10,781
Band 19	27,745.535	12.02	333,501
Band 20	261,090.646	12.36	3,227,080
Band 21	137,689.433	12.23	1,683,942
Band 26	337,983.725	15.54	5,252,267
Band 27	188,550.860	15.10	2,847,118
Band 28	80,415.795	14.88	1,196,587
Band 29	60,499.148	14.81	895,992
Band 30	33,168.031	14.39	477,288
Band 31	37,177.130	14.18	527,172
Band 34	130.605	13.33	1,741
Band 35	171,022.892	15.84	2,709,003
Band 36	24,243.132	15.54	376,738
Band 37	6,071.609	15.32	93,017
Band 38	402,584.285	16.32	6,570,176
Band 39	103,862.400	16.07	1,669,069
Band 40	37,026.271	15.89	588,347
Band 41	31,962.873	14.38	459,626
Band 42	25,708.471	14.17	364,289
Band 43	63,184.661	14.01	885,217
Band 44	193.016	12.21	2,357
Band 45	12,468.445	11.73	146,255
Band 46	572,998.528	11.35	6,503,533
Band 47	58,002.362	11.24	651,947
Band 49	143,953.470	9.69	1,394,909
Band 50	555.532	10.56	5,866
Band 55	4,925.379	10.68	52,603
Band 56	7,007.691	10.30	72,179
	9,824,798.136		$131,443,255

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 2	1,062.413	$12.75	$ 13,546
Band 4	60,478.417	14.21	859,398
Band 5	15,499.994	14.81	229,555
Band 6	987,422.081	12.41	12,253,908
Band 7	286,449.364	14.60	4,182,161
Band 8	519,024.920	12.29	6,378,816
Band 9	199,705.478	14.39	2,873,762
Band 10	1,018,778.209	11.82	12,041,958
Band 11	173,218.616	12.16	2,106,338
Band 12	22,716.701	12.12	275,326
Band 13	594,432.216	14.12	8,393,383
Band 14	687,192.839	12.00	8,246,314
Band 15	440,060.167	13.92	6,125,638
Band 16	47,699.242	11.88	566,667
Band 17	781,772.333	11.84	9,256,184
Band 18	3,625.656	11.80	42,783
Band 19	49,602.813	11.34	562,496
Band 20	198,366.032	11.66	2,312,948
Band 21	88,732.064	11.54	1,023,968
Band 26	245,499.302	15.32	3,761,049
Band 27	123,137.368	14.88	1,832,284
Band 28	67,943.008	14.67	996,724
Band 29	49,684.110	14.60	725,388
Band 30	26,211.086	14.18	371,673
Band 31	21,895.189	13.98	306,095
Band 34	24.256	13.14	319
Band 35	86,982.502	15.61	1,357,797
Band 36	5,096.808	15.32	78,083
Band 37	2,101.700	15.10	31,736
Band 38	182,934.325	15.68	2,868,410
Band 39	30,916.080	15.45	477,653
Band 40	9,727.667	15.28	148,639
Band 41	28,386.382	13.69	388,610
Band 42	14,371.530	13.49	193,872
Band 43	69,145.031	13.34	922,395
Band 44	1,277.952	11.56	14,773
Band 45	10,847.077	11.05	119,860
Band 46	529,325.953	10.27	5,436,178
Band 47	51,313.743	10.18	522,374
Band 49	113,802.213	9.17	1,043,566
Band 52	231.386	9.76	2,258
Band 55	2,919.516	9.72	28,378
Band 56	50,955.755	10.58	539,112
	7,900,569.494		$ 99,912,375

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class S
Contracts in accumulation period:
Band 2	918.634	$8.18	$ 7,514
Band 4	27,888.039	8.12	226,451
Band 5	2,642.845	8.11	21,433
Band 6	1,156,597.964	8.09	9,356,878
Band 7	692,293.400	8.08	5,593,731
Band 8	667,676.609	8.06	5,381,473
Band 9	71,549.730	8.04	575,260
Band 10	1,270,770.912	8.03	10,204,290
Band 11	257,003.823	8.02	2,061,171
Band 12	42,289.454	8.01	338,739
Band 13	391,364.685	8.00	3,130,917
Band 14	676,623.536	7.98	5,399,456
Band 15	571,743.521	7.97	4,556,796
Band 16	7,730.101	7.94	61,377
Band 17	517,282.411	7.93	4,102,050
Band 19	17,787.839	7.90	140,524
Band 20	233,417.792	7.99	1,865,008
Band 21	19,562.518	7.95	155,522
Band 25	197.097	14.90	2,937
Band 26	100,626.725	8.19	824,133
Band 27	47,490.670	8.12	385,624
Band 28	43,198.470	8.09	349,476
Band 29	18,589.543	8.08	150,204
Band 30	7,566.199	8.01	60,605
Band 31	954.482	7.98	7,617
Band 35	27,911.975	14.94	417,005
Band 36	2,332.575	14.89	34,732
Band 37	4,253.297	14.85	63,161
Band 38	250,707.128	8.18	2,050,784
Band 39	54,363.644	14.82	805,669
Band 40	12,174.271	14.78	179,936
Band 41	7,865.447	8.01	63,002
Band 42	4,527.256	7.97	36,082
Band 43	10,236.061	7.93	81,172
Band 44	213.985	7.86	1,682
Band 45	1,100.999	7.82	8,610
Band 46	330,300.265	7.91	2,612,675
Band 47	66,407.701	7.88	523,293
Band 49	165,100.461	11.40	1,882,145
Band 56	162,647.163	8.15	1,325,574
Band 57	752.589	8.02	6,036
	7,944,661.816		$ 65,050,744

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Japan TOPIX Index® Portfolio - Class A
Contracts in accumulation period:
Band 4	185.836	$11.07	$ 2,057
Band 6	63,936.282	11.05	706,496
Band 7	143,529.312	11.04	1,584,564
Band 8	37,652.614	11.03	415,308
Band 9	1,032.479	11.02	11,378
Band 10	161,676.917	11.01	1,780,063
Band 11	21,607.280	11.01	237,896
Band 12	5,714.060	11.00	62,855
Band 13	10,394.012	10.99	114,230
Band 14	42,961.862	10.98	471,721
Band 15	33,250.943	10.97	364,763
Band 16	2,337.314	10.96	25,617
Band 17	68,820.818	10.95	753,588
Band 19	2,710.063	10.93	29,621
Band 20	41,311.300	10.99	454,011
Band 26	752.613	11.11	8,362
Band 38	156.266	11.10	1,735
Band 41	87.836	11.00	966
Band 46	121,864.142	10.94	1,333,194
Band 47	3,430.377	10.92	37,460
Band 56	6,176.499	11.08	68,436
	769,588.825		$ 8,464,321
ING Russell™ Large Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
Band 2	3,435.195	$13.08	$ 44,932
Band 3	1,906.767	13.02	24,826
Band 4	28,032.086	14.11	395,533
Band 5	39,681.040	14.10	559,503
Band 6	1,455,162.203	14.07	20,474,132
Band 7	1,210,244.333	14.06	17,016,035
Band 8	253,938.029	14.04	3,565,290
Band 9	72,869.868	14.02	1,021,636
Band 10	980,479.780	14.01	13,736,522
Band 11	503,488.863	14.00	7,048,844
Band 12	369,472.340	13.99	5,168,918
Band 13	621,151.895	13.97	8,677,492
Band 14	1,419,969.564	13.95	19,808,575
Band 15	302,452.224	13.94	4,216,184
Band 16	26,401.265	13.91	367,242
Band 17	793,302.637	13.90	11,026,907
Band 18	14,899.829	13.89	206,959
Band 19	59,353.754	13.86	822,643
Band 20	1,118,326.953	13.96	15,611,844
Band 21	111,522.649	13.92	1,552,395
Band 25	8,300.535	13.10	108,737
Band 26	132,522.501	14.18	1,879,169

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class S (continued)
Band 27	82,509.957	$14.11	$ 1,164,215
Band 28	39,022.163	14.07	549,042
Band 29	67,769.794	14.06	952,843
Band 30	9,116.013	13.99	127,533
Band 31	30,002.110	13.95	418,529
Band 35	85,980.152	14.23	1,223,498
Band 36	1,894.204	14.18	26,860
Band 37	560.843	14.15	7,936
Band 38	26,669.041	14.17	377,900
Band 39	8,686.381	14.12	122,652
Band 40	12,921.337	14.08	181,932
Band 41	19,746.916	13.99	276,259
Band 42	13,472.103	13.94	187,801
Band 43	20,093.953	13.90	279,306
Band 46	194,660.854	13.88	2,701,893
Band 47	27,687.583	13.84	383,196
Band 54	2,734.334	13.93	38,089
Band 55	1,873.118	14.04	26,299
Band 56	13,184.873	14.13	186,302
Band 57	2,335.822	14.00	32,702
	10,187,835.861		$ 142,599,105
ING Russell™ Large Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	5,915.787	$9.06	$ 53,597
Band 2	207,126.770	9.12	1,888,996
Band 3	2,014.184	14.22	28,642
Band 4	231,933.917	9.06	2,101,321
Band 5	140,441.065	9.05	1,270,992
Band 6	5,649,134.058	9.02	50,955,189
Band 7	4,030,871.497	9.01	36,318,152
Band 8	5,375,801.482	8.99	48,328,455
Band 9	646,133.395	8.97	5,795,817
Band 10	3,433,710.535	8.96	30,766,046
Band 11	5,831,461.091	8.95	52,191,577
Band 12	998,453.753	8.94	8,926,177
Band 13	2,936,570.164	8.92	26,194,206
Band 14	3,660,782.289	8.90	32,580,962
Band 15	1,491,908.855	8.89	13,263,070
Band 16	78,577.918	8.86	696,200
Band 17	1,501,855.679	8.85	13,291,423
Band 18	45,796.958	8.84	404,845
Band 19	142,162.006	8.81	1,252,447
Band 20	1,252,325.745	8.91	11,158,222
Band 21	227,259.448	8.87	2,015,791
Band 22	27.078	13.00	352
Band 23	7,297.757	12.97	94,652
Band 25	22,334.920	14.33	320,059

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class S
(continued)
Band 26	142,524.694	$9.14	$ 1,302,676
Band 27	77,504.434	9.06	702,190
Band 28	46,480.042	9.02	419,250
Band 29	114,143.178	9.01	1,028,430
Band 30	25,481.226	8.94	227,802
Band 31	11,242.656	8.90	100,060
Band 38	38,222.713	9.12	348,591
Band 41	79,881.706	8.94	714,142
Band 42	11,054.711	8.89	98,276
Band 43	71,318.682	8.85	631,170
Band 45	278.246	8.73	2,429
Band 46	770,234.365	8.82	6,793,467
Band 47	118,752.134	8.79	1,043,831
Band 50	12,669.226	8.92	113,009
Band 56	284,087.551	9.09	2,582,356
Band 57	1,683.029	8.95	15,063
Band 60	355.108	8.97	3,185
	39,725,810.052		$ 356,023,117
ING Russell™ Large Cap Value Index Portfolio -
Class S
Contracts in accumulation period:
Band 2	641.623	$13.81	$ 8,861
Band 4	57,219.011	13.75	786,761
Band 6	194,823.462	13.71	2,671,030
Band 7	175,163.112	13.70	2,399,735
Band 8	170,983.056	13.67	2,337,338
Band 9	97,960.678	13.66	1,338,143
Band 10	200,933.960	13.65	2,742,749
Band 11	92,051.641	13.64	1,255,584
Band 12	1,462.718	13.63	19,937
Band 13	224,171.067	13.61	3,050,968
Band 14	217,481.787	13.59	2,955,577
Band 15	202,475.680	13.58	2,749,620
Band 16	5,134.863	13.55	69,577
Band 17	178,884.473	13.54	2,422,096
Band 18	142.141	13.53	1,923
Band 19	441.215	13.51	5,961
Band 20	77,313.329	13.60	1,051,461
Band 21	40,775.721	13.57	553,327
Band 26	177,815.234	13.82	2,457,407
Band 27	166,304.162	13.74	2,285,019
Band 28	62,967.122	13.71	863,279
Band 29	27,250.282	13.70	373,329
Band 30	15,289.893	13.62	208,248
Band 31	17,824.246	13.59	242,232
Band 38	248.063	13.81	3,426
Band 41	8,827.146	13.63	120,314
Band 42	5,678.837	13.58	77,119

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Value Index Portfolio -
Class S (continued)
Band 43	45,519.939	$13.54	$ 616,340
Band 45	658.325	13.42	8,835
Band 46	79,615.149	13.52	1,076,397
Band 47	13,780.764	13.48	185,765
Band 51	3,117.704	13.54	42,214
Band 56	18,105.500	13.77	249,313
	2,581,061.903		$ 35,229,885
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
Band 2	45,667.506	$16.24	$ 741,640
Band 3	2,741.590	16.14	44,249
Band 4	80,859.903	16.17	1,307,505
Band 5	49,507.017	16.16	800,033
Band 6	2,632,553.414	16.13	42,463,087
Band 7	1,117,705.531	16.11	18,006,236
Band 8	1,976,186.311	16.08	31,777,076
Band 9	245,449.597	16.07	3,944,375
Band 10	2,324,537.775	16.06	37,332,077
Band 11	2,482,145.440	16.04	39,813,613
Band 12	415,384.232	16.03	6,658,609
Band 13	1,252,894.006	16.01	20,058,833
Band 14	1,892,550.333	15.99	30,261,880
Band 15	801,913.514	15.97	12,806,559
Band 16	57,632.267	15.94	918,658
Band 17	1,195,307.767	15.93	19,041,253
Band 18	26,085.244	15.92	415,277
Band 19	52,745.235	15.89	838,122
Band 20	749,319.332	16.00	11,989,109
Band 21	105,503.546	15.96	1,683,837
Band 25	13,657.897	16.27	222,214
Band 26	30,836.666	16.25	501,096
Band 27	19,644.810	16.17	317,657
Band 28	2,783.965	16.13	44,905
Band 29	30,589.391	16.11	492,795
Band 30	5,637.528	16.03	90,370
Band 31	293.495	15.99	4,693
Band 38	44,158.462	16.24	717,133
Band 41	18,096.677	16.03	290,090
Band 42	1,754.636	15.97	28,022
Band 43	30,405.460	15.93	484,359
Band 45	653.961	15.79	10,326
Band 46	720,648.867	15.90	11,458,317
Band 47	43,273.480	15.86	686,317
Band 50	2,606.581	16.02	41,757
Band 51	1,533.594	15.93	24,430
Band 54	433.000	15.96	6,911

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Growth Index Portfolio -
Class S (continued)
Band 55	488.421	$16.09	$7,859
Band 56	97,479.386	16.20	1,579,166
Band 57	6,877.929	16.04	110,322
Band 59	685.991	15.89	10,900
	18,579,229.757		$298,031,667
ING Russell™ Mid Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 2	3,321.813	$10.52	$34,945
Band 4	19,619.861	10.44	204,831
Band 5	5,853.305	10.43	61,050
Band 6	1,854,423.542	10.40	19,286,005
Band 7	667,996.164	10.39	6,940,480
Band 8	1,182,183.782	10.36	12,247,424
Band 9	79,361.412	10.34	820,597
Band 10	2,724,465.613	10.33	28,143,730
Band 11	612,676.281	10.31	6,316,692
Band 12	78,462.303	10.30	808,162
Band 13	674,521.513	10.29	6,940,826
Band 14	682,864.533	10.26	7,006,190
Band 15	971,877.047	10.24	9,952,021
Band 16	20,646.521	10.21	210,801
Band 17	663,918.074	10.20	6,771,964
Band 18	964.135	10.19	9,825
Band 19	30,185.769	10.16	306,687
Band 20	301,367.555	10.27	3,095,045
Band 21	18,259.658	10.23	186,796
Band 26	29,845.690	10.53	314,275
Band 27	19,375.347	10.44	202,279
Band 28	6,122.229	10.40	63,671
Band 29	10,465.073	10.39	108,732
Band 30	5,372.157	10.30	55,333
Band 31	2,073.515	10.26	21,274
Band 38	16,668.661	10.52	175,354
Band 41	6,708.538	10.30	69,098
Band 42	3,484.540	10.24	35,682
Band 43	6,199.031	10.20	63,230
Band 46	612,161.616	10.17	6,225,684
Band 47	129,023.290	10.13	1,307,006
Band 56	269,775.521	10.47	2,824,550
Band 57	5,061.891	10.32	52,239
Band 59	411.647	10.16	4,182
	11,715,717.627		$120,866,660

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	648.935	$10.93	$ 7,093
Band 2	1,780.147	10.92	19,439
Band 4	48,576.795	10.84	526,572
Band 5	28,493.380	10.83	308,583
Band 6	1,880,369.220	10.80	20,307,988
Band 7	1,415,119.004	10.78	15,254,983
Band 8	1,667,334.585	10.75	17,923,847
Band 9	105,578.306	10.74	1,133,911
Band 10	2,760,385.965	10.72	29,591,338
Band 11	816,183.160	10.71	8,741,322
Band 12	186,026.266	10.69	1,988,621
Band 13	1,054,400.100	10.68	11,260,993
Band 14	1,359,241.864	10.65	14,475,926
Band 15	1,007,544.752	10.63	10,710,201
Band 16	48,816.138	10.60	517,451
Band 17	1,207,535.535	10.59	12,787,801
Band 18	10,520.166	10.57	111,198
Band 19	25,377.954	10.54	267,484
Band 20	764,004.190	10.66	8,144,285
Band 21	36,463.751	10.62	387,245
Band 25	8,337.889	10.95	91,300
Band 26	48,465.308	10.93	529,726
Band 27	26,550.207	10.84	287,804
Band 28	8,936.328	10.80	96,512
Band 29	40,552.046	10.78	437,151
Band 30	5,584.701	10.69	59,700
Band 31	1,203.735	10.65	12,820
Band 38	23,521.945	10.92	256,860
Band 41	9,071.603	10.69	96,975
Band 42	4,970.125	10.64	52,882
Band 43	11,418.618	10.59	120,923
Band 46	998,816.486	10.56	10,547,502
Band 47	150,555.454	10.51	1,582,338
Band 52	390.893	10.78	4,214
Band 56	494,818.177	10.87	5,378,674
Band 57	2,899.771	10.71	31,057
Band 59	1,712.230	10.55	18,064
	16,262,205.729		$ 174,070,783

226

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class S
Contracts in accumulation period:
Band 2	3,334.514	$11.08	$ 36,946
Band 4	25,618.645	11.01	282,061
Band 5	4,080.520	11.00	44,886
Band 6	1,686,231.357	10.97	18,497,958
Band 7	435,427.349	10.95	4,767,929
Band 8	579,000.427	10.92	6,322,685
Band 9	30,272.342	10.91	330,271
Band 10	1,764,764.620	10.89	19,218,287
Band 11	248,836.491	10.88	2,707,341
Band 12	44,467.755	10.86	482,920
Band 13	494,419.620	10.85	5,364,453
Band 14	682,438.679	10.82	7,383,987
Band 15	730,562.363	10.80	7,890,074
Band 16	70,395.555	10.77	758,160
Band 17	651,458.553	10.76	7,009,694
Band 18	3,411.145	10.74	36,636
Band 19	18,335.557	10.71	196,374
Band 20	233,281.938	10.83	2,526,443
Band 21	48,297.634	10.79	521,131
Band 25	2,981.131	10.65	31,749
Band 26	67,550.483	11.10	749,810
Band 27	79,323.556	11.01	873,352
Band 28	13,853.526	10.96	151,835
Band 29	11,569.876	10.95	126,690
Band 30	7,702.142	10.86	83,645
Band 31	268.889	10.82	2,909
Band 35	38,261.292	16.38	626,720
Band 36	8,505.056	16.08	136,761
Band 37	1,216.842	15.87	19,311
Band 38	328,705.032	18.44	6,061,321
Band 39	68,907.771	18.17	1,252,054
Band 40	10,086.063	17.97	181,247
Band 41	6,651.446	10.86	72,235
Band 42	2,489.291	10.80	26,884
Band 43	20,836.428	10.76	224,200
Band 46	506,954.518	10.73	5,439,622
Band 47	47,714.934	10.68	509,595
Band 51	611.817	10.76	6,583
Band 55	3,466.926	10.92	37,859
Band 56	130,750.457	11.04	1,443,485
Band 57	1,374.917	10.88	14,959
	9,114,417.457		$ 102,451,062

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U. S. Bond Index Portfolio - Class S
Contracts in accumulation period:
Band 2	1,242.806	$11.21	$ 13,932
Band 3	412.177	11.31	4,662
Band 4	91,062.214	11.13	1,013,522
Band 5	17,017.444	11.11	189,064
Band 6	3,163,184.242	11.08	35,048,081
Band 7	1,016,025.884	11.07	11,247,407
Band 8	1,334,264.468	11.04	14,730,280
Band 9	159,268.879	11.02	1,755,143
Band 10	3,769,609.405	11.01	41,503,400
Band 11	709,326.732	10.99	7,795,501
Band 12	212,506.870	10.98	2,333,325
Band 13	1,315,739.919	10.96	14,420,510
Band 14	1,484,473.635	10.93	16,225,297
Band 15	1,352,837.625	10.92	14,772,987
Band 16	234,211.847	10.88	2,548,225
Band 17	2,023,217.324	10.87	21,992,372
Band 18	3,902.603	10.85	42,343
Band 19	55,786.373	10.82	603,609
Band 20	681,132.500	10.95	7,458,401
Band 21	76,352.136	10.90	832,238
Band 25	8,596.688	11.43	98,260
Band 26	118,891.418	11.22	1,333,962
Band 27	67,800.228	11.13	754,617
Band 28	13,416.977	11.08	148,660
Band 29	83,077.814	11.07	919,671
Band 30	10,454.515	10.98	114,791
Band 31	4,500.548	10.93	49,191
Band 35	38,595.850	11.29	435,747
Band 36	20,948.745	11.22	235,045
Band 37	8,022.453	11.18	89,691
Band 38	646,868.488	11.21	7,251,396
Band 39	187,743.080	11.15	2,093,335
Band 40	77,812.149	11.10	863,715
Band 41	26,359.196	10.98	289,424
Band 42	4,888.285	10.92	53,380
Band 43	34,787.274	10.87	378,138
Band 45	873.153	10.72	9,360
Band 46	1,221,701.886	10.84	13,243,248
Band 47	165,685.364	10.79	1,787,745
Band 55	8,380.749	11.04	92,523
Band 56	689,109.768	11.16	7,690,465
Band 57	17,146.204	10.99	188,437
Band 59	331.813	10.83	3,594
	21,157,567.728		$ 232,654,694

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S
Contracts in accumulation period:
Band 4	31,323.050	$8.16	$ 255,596
Band 5	8,734.709	8.07	70,489
Band 6	4,398,876.006	8.13	35,762,862
Band 7	333,060.885	8.12	2,704,454
Band 8	1,538,406.889	8.09	12,445,712
Band 9	20,710.244	8.08	167,339
Band 10	8,081,997.729	8.07	65,221,722
Band 11	818,579.267	8.06	6,597,749
Band 12	38,074.123	8.04	306,116
Band 13	1,372,235.940	8.03	11,019,055
Band 14	1,100,968.682	8.01	8,818,759
Band 15	2,253,901.390	8.00	18,031,211
Band 16	122,300.854	7.97	974,738
Band 17	1,146,514.466	7.96	9,126,255
Band 18	11,560.576	7.95	91,907
Band 19	36,541.908	7.92	289,412
Band 20	749,998.178	8.02	6,014,985
Band 21	15,855.541	7.98	126,527
Band 26	10,609.598	8.15	86,468
Band 27	12,668.845	8.08	102,364
Band 28	5,910.766	8.05	47,582
Band 29	3,284.234	8.03	26,372
Band 35	25,922.923	8.29	214,901
Band 36	8,219.186	8.24	67,726
Band 38	98,832.012	8.23	813,387
Band 39	37,118.126	8.18	303,626
Band 40	16,956.584	8.14	138,027
Band 41	11,697.655	7.97	93,230
Band 42	4,356.745	7.93	34,549
Band 43	1,950.278	7.89	15,388
Band 46	1,654,823.418	7.94	13,139,298
Band 47	377,940.500	7.90	2,985,730
Band 54	4,231.697	7.99	33,811
Band 55	2,409.192	8.09	19,490
Band 56	608,102.065	8.19	4,980,356
Band 57	20,071.412	8.06	161,776
Band 59	464.811	7.93	3,686
Band 60	1,285.863	8.08	10,390
	24,986,496.347		$ 201,303,045

229

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Value Portfolio - Class S
Contracts in accumulation period:
Band 35	86,396.174	$14.32	$ 1,237,193
Band 36	16,206.092	14.07	228,020
Band 37	10,000.308	13.88	138,804
Band 38	336,065.939	15.55	5,225,825
Band 39	146,818.220	15.32	2,249,255
Band 40	24,204.582	15.15	366,699
	619,691.315		$ 9,445,796
ING MidCap Opportunities Portfolio - Class S
Currently payable annuity contracts:	188.067	$12.20	$ 2,294
Contracts in accumulation period:
Band 1	31,697.632	11.73	371,813
Band 2	363,259.081	12.20	4,431,761
Band 3	1,386.277	11.78	16,330
Band 4	130,283.594	11.90	1,550,375
Band 5	118,457.938	11.84	1,402,542
Band 6	4,756,550.766	11.73	55,794,340
Band 7	3,660,850.263	11.67	42,722,123
Band 8	2,982,869.673	11.56	34,481,973
Band 9	593,833.389	11.50	6,829,084
Band 10	3,637,309.391	11.44	41,610,819
Band 11	3,452,663.766	11.39	39,325,840
Band 12	913,586.592	11.33	10,350,936
Band 13	2,888,373.126	11.28	32,580,849
Band 14	4,031,989.863	11.17	45,037,327
Band 15	1,172,403.022	11.11	13,025,398
Band 16	113,177.767	11.00	1,244,955
Band 17	1,704,094.990	10.95	18,659,840
Band 18	44,822.005	10.89	488,112
Band 19	330,538.518	10.79	3,566,511
Band 20	1,723,942.902	11.22	19,342,639
Band 21	152,735.016	11.06	1,689,249
Band 22	78.686	11.59	912
Band 23	11,664.328	11.54	134,606
Band 24	129.966	12.81	1,665
Band 25	40,637.476	12.32	500,654
Band 26	45,571.792	11.68	532,279
Band 27	33,080.220	11.59	383,400
Band 28	15,652.711	11.54	180,632
Band 29	9,048.792	11.52	104,242
Band 30	3,363.150	11.43	38,441
Band 31	2,527.543	11.38	28,763
Band 35	54,180.448	17.58	952,492
Band 36	5,282.747	17.26	91,180
Band 37	1,023.975	17.03	17,438
Band 38	365,999.495	20.50	7,502,990
Band 39	51,680.685	20.20	1,043,950
Band 40	8,529.386	19.97	170,332

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class S
(continued)
Band 41	1,139.096	$11.43	$13,020
Band 43	18,828.415	11.32	213,138
Band 45	2,166.550	11.17	24,200
Band 46	645,568.559	15.09	9,741,630
Band 47	140,134.609	14.95	2,095,012
Band 50	3,143.640	11.42	35,900
Band 56	84,743.556	11.62	984,720
Band 57	17,575.762	11.45	201,242
Band 60	1,808.945	11.48	20,767
	34,368,574.170		$399,538,715
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 2	2,252.599	$9.90	$22,301
Band 4	18,978.233	9.67	183,520
Band 5	77,952.714	9.62	749,905
Band 6	919,413.561	9.53	8,762,011
Band 7	964,109.423	9.48	9,139,757
Band 8	196,788.871	9.39	1,847,847
Band 9	58,239.328	9.34	543,955
Band 10	559,738.577	9.29	5,199,971
Band 11	314,195.054	9.25	2,906,304
Band 12	286,726.576	9.20	2,637,884
Band 13	580,519.975	9.16	5,317,563
Band 14	1,136,270.146	9.07	10,305,970
Band 15	196,291.442	9.02	1,770,549
Band 16	31,463.217	8.94	281,281
Band 17	548,730.042	8.89	4,878,210
Band 18	16,511.304	8.85	146,125
Band 19	72,596.661	8.76	635,947
Band 20	707,540.890	9.11	6,445,698
Band 21	87,989.984	8.98	790,150
Band 25	39,225.413	10.00	392,254
Band 26	4,832.781	15.96	77,131
Band 27	3,812.069	15.69	59,811
Band 28	599.909	15.55	9,329
Band 29	164.348	15.51	2,549
Band 30	4,425.873	15.24	67,450
Band 35	38,933.704	10.15	395,177
Band 36	9,585.764	9.95	95,378
Band 38	101,200.706	18.69	1,891,441
Band 39	22,363.743	18.41	411,717
Band 40	6,094.625	18.20	110,922
Band 41	3,241.745	15.25	49,437
Band 42	82.633	15.07	1,245
Band 43	4,015.172	14.94	59,987
Band 46	127,524.372	13.57	1,730,506
Band 47	13,291.576	13.44	178,639
	7,155,703.030		$68,097,921

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco V. I. Leisure Fund - Series I Shares
Contracts in accumulation period:
Band 4	3,943.466	$12.55	$49,490
Band 5	5,507.337	12.49	68,787
Band 6	197,329.492	12.38	2,442,939
Band 7	214,497.861	12.33	2,644,759
Band 8	51,309.219	12.22	626,999
Band 9	21,001.873	12.17	255,593
Band 10	189,811.350	12.11	2,298,615
Band 11	50,674.897	12.06	611,139
Band 12	86,531.447	12.01	1,039,243
Band 13	118,820.789	11.95	1,419,908
Band 14	242,023.455	11.85	2,867,978
Band 15	68,497.736	11.80	808,273
Band 16	1,164.526	11.69	13,613
Band 17	131,113.895	11.64	1,526,166
Band 18	627.234	11.59	7,270
Band 19	39,540.704	11.49	454,323
Band 20	160,816.815	11.90	1,913,720
Band 21	21,922.462	11.74	257,370
Band 26	15,907.409	12.88	204,887
Band 27	14,973.052	12.54	187,762
Band 28	2,640.886	12.38	32,694
Band 29	2,527.999	12.33	31,170
Band 30	4,928.075	12.00	59,137
Band 41	4,724.276	12.33	58,250
Band 42	1,760.128	12.15	21,386
Band 43	12,735.675	12.02	153,083
Band 45	1,920.692	10.44	20,052
Band 46	34,406.806	10.17	349,917
Band 47	7,618.250	10.07	76,716
	1,709,277.806		$20,501,239
Legg Mason ClearBridge Variable Large Cap Value
Portfolio - Class I
Contracts in accumulation period:
Band 22	365.991	$8.23	$3,012
Band 23	9,227.297	8.18	75,479
	9,593.288		$78,491
Legg Mason Global Currents Variable International All
Cap Opportunity Portfolio
Contracts in accumulation period:
Band 22	21.776	$13.68	$298
Band 23	2,893.706	13.36	38,660
	2,915.482		$38,958

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Legg Mason Western Asset Variable High Income
Portfolio
Contracts in accumulation period:
Band 22	73.452	$21.68	$1,592
Band 23	3,311.349	21.17	70,101
	3,384.801		$71,693
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
Contracts in accumulation period:
Band 35	29,816.632	$19.30	$575,461
Band 36	886.854	19.08	16,921
Band 37	743.144	18.92	14,060
Band 38	53,714.457	19.03	1,022,186
Band 39	7,380.709	18.81	138,831
Band 40	4,903.913	18.65	91,458
	97,445.709		$1,858,917
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Band 35	192,948.649	$12.83	$2,475,531
Band 36	33,527.002	12.68	425,122
Band 38	597,812.397	12.65	7,562,327
Band 39	116,289.310	12.50	1,453,616
Band 40	44,133.362	12.39	546,812
	984,710.720		$12,463,408
Pioneer Equity Income VCT Portfolio - Class II
Contracts in accumulation period:
Band 35	114,858.450	$13.53	$1,554,035
Band 36	14,510.570	13.29	192,845
Band 37	17,926.478	13.11	235,016
Band 38	677,938.024	15.01	10,175,850
Band 39	184,835.030	14.79	2,733,710
Band 40	52,949.035	14.62	774,115
	1,063,017.587		$15,665,571
ProFund VP Bull
Contracts in accumulation period:
Band 5	4,505.880	$8.67	$39,066
Band 6	119,978.264	8.59	1,030,613
Band 7	349,659.440	8.55	2,989,588
Band 8	45,339.623	8.46	383,573
Band 9	4,951.778	8.42	41,694
Band 10	107,937.459	8.38	904,516
Band 11	83,068.408	8.34	692,791
Band 12	67,290.424	8.30	558,511
Band 13	130,991.729	8.26	1,081,992
Band 14	472,306.425	8.18	3,863,467
Band 15	24,279.048	8.14	197,631
Band 16	971.770	8.06	7,832
Band 17	100,596.592	8.02	806,785
Band 18	17,186.325	7.98	137,147

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Bull (continued)
Band 19	16,674.690	$7.90	$131,730
Band 20	224,849.928	8.22	1,848,266
Band 21	9,716.920	8.10	78,707
Band 26	3,461.357	8.97	31,048
Band 27	1,579.159	8.72	13,770
Band 28	273.682	8.59	2,351
Band 29	3,813.980	8.55	32,610
Band 30	563.476	8.30	4,677
Band 38	7.939	9.81	78
Band 41	2,213.908	11.12	24,619
Band 46	22,746.721	9.32	211,999
	1,814,964.925		$15,115,061
ProFund VP Europe 30
Contracts in accumulation period:
Band 4	7,302.481	$9.63	$70,323
Band 5	4,879.435	9.58	46,745
Band 6	104,606.296	9.49	992,714
Band 7	115,157.432	9.44	1,087,086
Band 8	24,560.055	9.35	229,637
Band 9	5,731.769	9.30	53,305
Band 10	85,150.920	9.26	788,498
Band 11	74,815.515	9.21	689,051
Band 12	41,582.782	9.17	381,314
Band 13	54,519.566	9.12	497,218
Band 14	192,226.383	9.03	1,735,804
Band 15	42,989.073	8.99	386,472
Band 16	10,491.865	8.90	93,378
Band 17	100,464.711	8.86	890,117
Band 18	608.906	8.81	5,364
Band 19	10,788.291	8.72	94,074
Band 20	75,918.431	9.08	689,339
Band 21	10,939.450	8.94	97,799
Band 26	8,096.004	9.91	80,231
Band 27	265.490	9.63	2,557
Band 28	664.456	9.48	6,299
Band 29	3,562.002	9.44	33,625
Band 30	609.115	9.16	5,579
Band 31	626.025	9.03	5,653
Band 41	304.206	13.52	4,113
Band 42	2,754.345	13.32	36,688
Band 43	1,109.710	13.18	14,626
Band 46	20,899.647	9.74	203,563
Band 47	4,368.946	9.65	42,160
	1,005,993.307		$9,263,332

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 4	6,148.666	$5.06	$31,112
Band 5	649.194	5.04	3,272
Band 6	290,516.625	5.01	1,455,488
Band 7	153,552.096	4.99	766,225
Band 8	189,110.535	4.95	936,097
Band 9	30,302.848	4.93	149,393
Band 10	268,097.504	4.92	1,319,040
Band 11	108,848.102	4.90	533,356
Band 12	25,407.443	4.88	123,988
Band 13	130,604.146	4.86	634,736
Band 14	211,568.956	4.82	1,019,762
Band 15	97,549.940	4.81	469,215
Band 16	15,825.474	4.77	75,488
Band 17	151,085.497	4.75	717,656
Band 18	2,389.203	4.73	11,301
Band 19	17,464.309	4.70	82,082
Band 20	191,041.275	4.84	924,640
Band 21	24,678.722	4.79	118,211
Band 26	52,573.046	5.18	272,328
Band 27	18,493.549	5.06	93,577
Band 28	8,257.058	5.01	41,368
Band 29	23,644.142	4.99	117,984
Band 30	1,711.006	4.88	8,350
Band 31	10,864.840	4.82	52,369
Band 41	7,306.807	4.88	35,657
Band 42	13,020.222	4.81	62,627
Band 43	3,352.764	4.75	15,926
Band 45	2,486.247	4.90	12,183
Band 46	78,500.395	5.80	455,302
Band 47	760.650	5.75	4,374
	2,135,811.261		$10,543,107
Wells Fargo Advantage VT Omega Growth Fund -
Class 2
Contracts in accumulation period:
Band 6	1,187.478	$12.61	$14,974
Band 10	33,927.490	12.59	427,147
Band 14	15,660.489	12.58	197,009
Band 15	7,600.207	12.58	95,611
Band 17	41,041.613	12.57	515,893
Band 20	7,181.657	12.58	90,345
Band 21	177.890	12.57	2,236
Band 46	11,455.029	12.56	143,875
	118,231.853		$1,487,090

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage VT Index Asset Allocation
Fund - Class 2
Contracts in accumulation period:
Band 6	25,365.761	$12.27	$311,238
Band 10	94,909.172	12.05	1,143,656
Band 14	43,689.355	11.83	516,845
Band 17	15,250.783	11.66	177,824
Band 46	576.896	10.35	5,971
	179,791.967		$2,155,534
Wells Fargo Advantage VT Intrinsic Value Fund -
Class 2
Contracts in accumulation period:
Band 10	17,306.200	$11.54	$199,714
Band 14	12,247.034	11.33	138,759
Band 15	2,496.294	11.29	28,183
Band 17	30,247.195	11.16	337,559
Band 20	5,593.694	11.37	63,600
Band 46	4,117.452	9.62	39,610
	72,007.869		$807,425
Wells Fargo Advantage VT Small Cap Growth Fund -
Class 2
Contracts in accumulation period:
Band 6	1,892.524	$18.47	$34,955
Band 10	9,375.230	18.14	170,067
Band 14	2,465.655	17.81	43,913
Band 17	8,512.930	17.55	149,402
Band 20	1,766.522	17.88	31,585
Band 46	397.522	15.33	6,094
	24,410.383		$436,016
Wells Fargo Advantage VT Total Return Bond Fund
Contracts in accumulation period:
Band 6	19,379.357	$13.22	$256,195
Band 10	25,412.121	12.98	329,849
Band 14	20,067.137	12.74	255,655
Band 15	1,893.084	12.70	24,042
Band 17	5,199.454	12.56	65,305
Band 46	11,925.852	12.06	143,826
	83,877.005		$1,074,872

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 1	Golden VAC 80, ING GoldenSelect DVA 080
Band 2	Global Syndicate, Golden VAC 100, ING GoldenSelect DVA, ING GoldenSelect DVA 100
Band 3	ING GoldenSelect DVA Series 100
Band 4	ING GoldenSelect DVA Plus - Standard (pre February 2000), ING SmartDesign Signature
Variable Annuity Option Package I, ING Golden Select DVA Plus 125, ING SmartDesign
Signature Variable Annuity 125
Band 5	ING GoldenSelect DVA Plus - Standard (post January 2000 & post 2000), ING Golden Select
DVA Plus 130
Band 6	First Union Variable Annuity, Fleet Premium Plus 140, ING GoldenSelect DVA Plus - Annual
Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000), ING
GoldenSelect Access - Standard (pre February 2000), ING GoldenSelect Premium Plus -
Standard (pre February 2000), ING GoldenSelect ES II (pre 2001), ING GoldenSelect ES II -
Standard (post 2000), Generations - Standard, ING GoldenSelect Opportunities - Standard,
WellsFargo ING Opportunities - Standard, ING Golden Select DVA Plus 140, ING
GoldenSelect Access 140, ING GoldenSelect ESII 140, ING GoldenSelect Generations
Variable Annuity 140, ING GoldenSelect Opportunities Variable 140, ING GoldenSelect
Premium Plus 140, Wells Fargo ING Opportunities Variable Annuity 140
Band 7	Fleet Premium Plus 145, ING GoldenSelect DVA Plus - Annual Ratchet (post January 2000),
ING GoldenSelect DVA Plus - 5.5% Solution (post 2000), ING GoldenSelect Access -
Standard (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Standard (post
January 2000 and post 2000), ING GoldenSelect ES II - Deferred Ratchet (post 2000), ING
GoldenSelect Generations - Deferred Ratchet, ING GoldenSelect Opportunities Variable 145;
ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable
Annuity 145, Fleet Premium Plus 145, ING Golden Select DVA Plus 145, ING GoldenSelect
Access 145, ING GoldenSelect ESII 145, ING GoldenSelect Generations Variable Annuity
145, ING GoldenSelect Opportunities Variable 145, ING GoldenSelect Premium Plus 145,
ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable
Annuity 145
Band 8	Fleet Premium Plus 155, ING Golden Select DVA Plus 155, ING Golden Select DVA Plus -
7% Solution (pre February 2000), ING Golden Select DVA Plus - Annual Ratchet (post 2000),
ING GoldenSelect DVA Plus - Max 5.5 (post January 2000), ING GoldenSelect Access -
Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING
GoldenSelect Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
February 2000), ING GoldenSelect ES II - 5.5% Solution (post 2000), Opportunities - 5.5%
Solution; Wells Fargo ING Opportunities Variable Annuity 155, ING GoldenSelect Access
155, ING GoldenSelect ESII 155, ING GoldenSelect Generations Variable Annuity 155, ING
GoldenSelect Opportunities Variable 155, ING GoldenSelect Premium Plus 155
Band 9	Fleet Premium Plus 160, ING GoldenSelect DVA Plus - Max 5.5 (post 2000), ING
GoldenSelect Access - Annual Ratchet (post January 2000), ING Golden Select Access - 5.5%
Solution (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Annual
Ratchet (post January 2000), ING GoldenSelect Premium Plus - 5.5% Solution (post January
2000 and post 2000), ING SmartDesign Advantage Variable Annuity 160, ING SmartDesign
Signature Variable Annuity 160, ING Golden Select DVA Plus 160, ING GoldenSelect Access
160, ING GoldenSelect Premium Plus 160

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 10	ING GoldenSelect DVA Plus - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect ES II - Annual Ratchet (post 2000), ING GoldenSelect Generations - Annual
Ratchet, ING GoldenSelect Landmark - Standard, ING GoldenSelect Legends - Standard,
Wells Fargo ING Landmark - Standard, Wells Fargo ING Landmark Variable Annuity 165,
ING GoldenSelect Opportunities - Annual Ratchet, WellsFargo ING Opportunities - Annual
Ratchet, ING SmartDesign Advantage Variable Annuity 165, ING Golden Select DVA Plus
165, ING GoldenSelect ESII 165, ING GoldenSelect Generations Variable Annuity 165, ING
GoldenSelect Landmark Variable Annuity 165, ING GoldenSelect Legends - Standard, ING
GoldenSelect Opportunities Variable 165, ING Simplicity Variable Annuity125, Wells Fargo
ING Opportunities Variable Annuity 165
Band 11	Fleet Premium Plus 170, ING GoldenSelect Access - 7% Solution (pre February 2000), ING
GoldenSelect Access - Annual Ratchet (post 2000), ING GoldenSelect Access - Max 5.5 (post
January 2000), ING GoldenSelect DVA Plus - Annual Ratchet (post 2000), ING Golden Select
DVA Plus 155, ING GoldenSelect ES II - Max 5.5 (post 2000), ING GoldenSelect Premium
Plus - 7% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet
(post 2000), ING Golden Select Premium Plus - Max 5.5 (post January 2000), ING Golden
Select Opportunities - Max 5.5, Wells Fargo Opportunities - Max 5.5, ING GoldenSelect
Access 170, ING GoldenSelect ESII 170, ING GoldenSelect Generations Variable Annuity
170, ING GoldenSelect Opportunities Variable 170, ING GoldenSelect Premium Plus 170,
Wells Fargo ING Opportunities Variable Annuity 170
Band 12	ING Golden Select Access - Max 5.5 (post 2000), ING Golden Select DVA Plus - Max 7 (post
January 2000 and post 2000), ING GoldenSelect Premium Plus - Max 5.5 (post 2000), ING
GoldenSelect ES II - 7% Solution (post 2000), ING GoldenSelect Generations - 7% Solution,
ING Golden Select Opportunities - 7% Solution, Wells Fargo ING Opportunities Variable
Annuity 175, ING Golden Select DVA Plus 175, ING GoldenSelect Access 175, ING
GoldenSelect DVA Plus, ING GoldenSelect ESII 175, ING GoldenSelect Generations Variable
Annuity 175, ING GoldenSelect Opportunities Variable 175, ING GoldenSelect Premium Plus
175
Band 13	ING GoldenSelect Access - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect Access - Standard (post April 2001), ING GoldenSelect Generations Variable
Annuity 150, ING GoldenSelect Premium Plus - 7% Solution (post January 2000 and post
2000), ING GoldenSelect Landmark - 5.5% Solution, ING SmartDesign Advantage Variable
Annuity, Wells Fargo ING Landmark - 5.5% Solution, Wells Fargo ING Opportunities
Variable Annuity 180, Fleet Premium Plus 180, ING GoldenSelect Access 180, ING
GoldenSelect ESII 180, ING GoldenSelect Generations Variable Annuity 180, ING
GoldenSelect Landmark Variable Annuity 180, ING GoldenSelect Opportunities Variable 180,
ING GoldenSelect Premium Plus 180, ING SmartDesign Advantage Variable Annuity 180,
Wells Fargo ING Landmark Variable Annuity 180
Band 14	Fleet Premium Plus 190, ING GoldenSelect Access - Max 7 (post January 2000 and post
2000), ING GoldenSelect Landmark - Annual Ratchet, ING GoldenSelect Legends - Quarterly,
ING GoldenSelect Premium Plus - Max 7 (post January 2000 and post 2000), ING
GoldenSelect Premium Plus, ING GoldenSelect Premium Plus (Citigroup/Smith Barney),
Wells Fargo ING Landmark - Annual Ratchet, ING GoldenSelect Access 190, ING
GoldenSelect Landmark Variable Annuity 190, ING GoldenSelect Legends - Quarterly, ING
GoldenSelect Premium Plus 190, Wells Fargo ING Landmark Variable Annuity 190

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 15	ING GoldenSelect Access - 5.5% Solution (post April 2001), ING GoldenSelect ES II 195,
ING GoldenSelect Generations Variable Annuity 195, ING GoldenSelect Landmark - Max 5.5,
ING GoldenSelect Legends -WA Combo, ING Golden Select Opportunities Variable 195,
ING GoldenSelect Opportunities Variable 195, ING GoldenSelect Premium Plus 195, ING
SmartDesign Advantage, ING SmartDesign Advantage Variable Annuity 195, ING
SmartDesign Signature Variable Annuity, ING SmartDesign Signature Variable Annuity 195,
Wells Fargo ING Landmark - Max 5.5, Wells Fargo ING Opportunities Variable Annuity 195,
ING GoldenSelect Access 195, ING GoldenSelect Landmark Variable Annuity 195, ING
SmartDesign Signature Variable Annuity 195, Wells Fargo ING Landmark Variable Annuity
195
Band 16	ING GoldenSelect Access - Annual Ratchet (post April 2001), ING GoldenSelect Landmark
Variable Annuity 205, Wells Fargo ING Landmark Variable Annuity 205, ING GoldenSelect
Access 205, ING GoldenSelect Legends 205
Band 17	ING GoldenSelect Access - Max 5.5 (post April 2001), ING GoldenSelect Landmark
(Citigroup/Smith Barney), ING GoldenSelect Landmark - Max 7, ING GoldenSelect Legends -
Combo, ING GoldenSelect Premium Plus 210, Wells Fargo ING Landmark Variable Annuity,
Wells Fargo Landmark - Max 7, ING GoldenSelect Access 210, ING GoldenSelect Landmark
Variable Annuity 210, Wells Fargo ING Landmark Variable Annuity 210
Band 18	ING GoldenSelect Access - 7% Solution (post April 2001), ING GoldenSelect Access 215
Band 19	ING GoldenSelect Access, ING GoldenSelect Access (Citigroup/Smith Barney), ING
GoldenSelect Access - Max 7 (post April 2001) ING SmartDesign Advantage Variable
Annuity 225, ING GoldenSelect Access 225
Band 20	ING GoldenSelect ESII, ING GoldenSelect ES II - Max 7 (post 2000), ING GoldenSelect
Generations, ING GoldenSelect Generations - Max 7, ING GoldenSelect Opportunities, ING
GoldenSelect Opportunities - Max 7, ING SmartDesign Advantage Variable Annuity 185,
Wells Fargo ING Opportunities Variable Annuity, Wells Fargo ING Opportunities - Max 7,
ING GoldenSelect ESII 185, ING GoldenSelect Generations Variable Annuity 185, ING
GoldenSelect Opportunities Variable 185, Wells Fargo ING Opportunities Variable Annuity
185
Band 21	ING GoldenSelect Landmark - 7% Solution, ING SmartDesign Advantage Variable Annuity
200, Wells Fargo ING Landmark - 7% Solution, ING GoldenSelect Landmark Variable
Annuity 200, Wells Fargo ING Landmark Variable Annuity 200
Band 22	Granite PrimElite - Standard, ING GoldenSelect Granite PrimElite 125
Band 23	ING GoldenSelect Granite PrimElite - Annual Ratchet; ING GoldenSelect Granite PrimElite
140
Band 24	ING GoldenSelect Access One
Band 25	ING GoldenSelect Value
Band 26	ING SmartDesign Variable Annuity Option I, ING SmartDesign Variable Annuity 095
Band 27	ING SmartDesign Variable Annuity Option II, ING SmartDesign Variable Annuity 125
Band 28	ING SmartDesign Variable Annuity, ING SmartDesign Variable Annuity Option III, ING
SmartDesign Variable Annuity 140
Band 29	ING SmartDesign Variable Annuity Bonus Option I, ING SmartDesign Variable Annuity 145
Band 30	ING SmartDesign Variable Annuity Bonus Option II, ING SmartDesign Variable Annuity 175
Band 31	ING SmartDesign Variable Annuity Bonus Option III, ING SmartDesign Variable Annuity 190
Band 32	ING SmartDesign Advantage Bonus Option I, ING SmartDesign Advantage Variable Annuity
220
Band 33	ING SmartDesign Advantage Bonus Option II, ING SmartDesign Advantage Variable Annuity
240

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 34	ING SmartDesign Advantage Bonus Option III, ING SmartDesign Advantage Variable
Annuity 255
Band 35	ING Rollover Choice Option I (prior to August 7, 2003), ING Focus VA Option I, ING Focus
Variable Annuity 075, ING Rollover Choice 075
Band 36	ING Rollover Choice Option II (prior to August 7, 2003), ING Focus VA Option I, ING Focus
VA Option II, ING Focus Variable Annuity 095, ING Rollover Choice 095
Band 37	ING Rollover Choice Option III (prior to August 7, 2003), ING Rollover Choice 110
Band 38	ING Rollover Choice Option I, ING Rollover Choice 100
Band 39	ING Rollover Choice Option II, ING Rollover Choice 120
Band 40	ING Rollover Choice Option III, ING Rollover Choice 135
Band 41	ING SmartDesign Signature Option I, ING SmartDesign Signature Variable Annuity 175
Band 42	ING SmartDesign Signature Option II, ING SmartDesign Signature Variable Annuity 210
Band 43	ING SmartDesign Signature Option III
Band 44	ING SmartDesign Advantage Variable Annuity 245
Band 45	ING SmartDesign Advantage Variable Annuity 260
Band 46	ING GoldenSelect Landmark Variable Annuity 220, ING GoldenSelect Legends 220, Wells
Fargo ING Landmark Variable Annuity 220
Band 47	ING GoldenSelect Access 235
Band 49	ING Simplicity Variable Annuity 200
Band 50	ING Architect Variable Annuity 180
Band 51	ING Architect Variable Annuity 210
Band 52	ING Architect Variable Annuity 145
Band 53	ING Architect Variable Annuity 170
Band 54	ING Architect Variable Annuity 200
Band 55	ING Architect Variable Annuity 155
Band 56	ING Architect Variable Annuity 115
Band 57	ING Architect Variable Annuity 170
Band 58	ING Architect Variable Annuity 195
Band 59	ING Architect Variable Annuity 225
Band 60	ING Architect Variable Annuity 160
Band 61	ING Architect Variable Annuity 185
Band 62	ING Architect Variable Annuity 215
Band 64	ING Architect Variable Annuity 200

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements 10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, follows:

	Units	Unit Fair Value
	(000's)	(lowest to highest)
BlackRock Global Allocation V. I. Fund - Class III
2010	112,825	$9.97	to	$10.44
2009	102,963	$9.33	to	$9.61
2008	49,903	$7.92	to	$8.02
2007	(c)		(c)
2006	(c)		(c)
Columbia Asset Allocation Fund, Variable Series -
Class A
2010	20	$15.18	to	$15.66
2009	22	$13.63	to	$14.00
2008	23	$11.19	to	$11.45
2007	41	$15.82	to	$16.21
2006	36	$14.77	to	$15.06
Columbia Federal Securities Fund, Variable Series -
Class A
2010	2	$12.07	to	$12.40
2009	2	$11.70	to	$11.98
2008	2	$11.69	to	$11.93
2007	7	$11.01	to	$11.23
2006	8	$10.56	to	$10.72
Columbia Large Cap Growth Fund, Variable Series -
Class A
2010	31	$11.47	to	$11.81
2009	33	$9.95	to	$10.20
2008	34	$7.52	to	$7.67
2007	37	$12.87	to	$13.06
2006	48	$11.34	to	$11.44

	Investment
Net Assets	Income	Expense RatioB			Total ReturnC
(000's)	RatioA	(lowest to highest)			(lowest to highest)

$1,153,042	1.14%	0.95%	to	2.60%	6.86%	to	8.65%
$975,605	2.36%	0.95%	to	2.60%	17.80%	to	19.83%
$397,800	(c)	0.95%	to	2.60%		(c)
(c)	(c)		(c)			(c)
(c)	(c)		(c)			(c)

$303	2.29%	1.40%	to	1.80%	11.37%	to	11.86%
$308	3.86%	1.40%	to	1.80%	21.81%	to	22.27%
$262	3.66%	1.40%	to	1.80%	-29.62%	to	-29.36%
$668	2.48%	1.40%	to	1.90%	7.11%	to	7.64%
$540	2.44%	1.40%	to	1.90%	9.65%	to	10.25%

$19	4.88%	1.45%	to	1.80%	3.16%	to	3.51%
$22	8.16%	1.45%	to	1.80%	0.09%	to	0.42%
$27	9.35%	1.45%	to	1.80%	6.18%	to	6.52%
$80	6.21%	1.40%	to	1.80%	4.26%	to	4.76%
$81	5.54%	1.40%	to	1.80%	1.83%	to	2.29%

$361	0.58%	1.40%	to	1.90%	15.28%	to	15.83%
$331	0.68%	1.40%	to	1.90%	32.31%	to	32.99%
$258	0.27%	1.40%	to	1.90%	-41.57%	to	-41.26%
$484	0.39%	1.40%	to	1.90%	13.49%	to	14.16%
$547	0.35%	1.40%	to	1.90%	8.21%	to	8.65%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Small Cap Value Fund, Variable Series -
Class B
2010	8,008	$12.42	to	$21.68	$162,178	1.03%	0.95%	to	2.35%	23.58%	to	25.22%
2009	9,211	$10.05	to	$17.36	$150,066	0.85%	0.95%	to	2.35%	21.97%	to	23.89%
2008	10,670	$8.24	to	$14.06	$141,739	0.46%	0.95%	to	2.45%	-29.89%	to	-28.85%
2007	13,631	$11.74	to	$19.82	$256,889	0.27%	0.95%	to	2.60%	-5.11%	to	-3.56%
2006	16,991	$12.34	to	$20.60	$335,177	0.34%	0.95%	to	2.60%	16.24%	to	18.25%
Columbia Small Company Growth Fund, Variable
Series - Class A
2010	1	$18.70	to	$18.85	$18	-	1.45%	to	1.55%	26.35%	to	26.51%
2009	2	$14.55	to	$14.90	$25	-	1.45%	to	1.80%	23.41%	to	23.86%
2008	4	$11.79	to	$12.07	$51	-	1.40%	to	1.80%	-41.89%	to	-41.63%
2007	4	$20.29	to	$20.68	$91	-	1.40%	to	1.80%	11.42%	to	11.84%
2006	4	$18.21	to	$18.49	$82	-	1.40%	to	1.80%	10.36%	to	10.85%
Fidelity® VIP Equity-Income Portfolio - Service
Class 2
2010	16,702	$8.77	to	$13.31	$181,385	1.50%	0.75%	to	2.60%	11.86%	to	14.02%
2009	19,074	$7.72	to	$11.70	$183,254	1.91%	0.75%	to	2.60%	26.51%	to	28.93%
2008	22,259	$6.01	to	$9.10	$167,056	2.07%	0.75%	to	2.60%	-44.30%	to	-43.24%
2007	28,026	$11.47	to	$16.08	$373,387	1.66%	0.75%	to	2.60%	-1.39%	to	0.50%
2006	28,119	$11.61	to	$16.03	$376,023	2.91%	0.75%	to	2.60%	16.83%	to	19.05%
Fidelity® VIP Contrafund® Portfolio - Service
Class 2
2010	57,642	$8.91	to	$17.26	$795,262	0.94%	0.75%	to	2.60%	13.86%	to	16.09%
2009	66,360	$7.79	to	$14.91	$795,683	1.12%	0.75%	to	2.60%	31.90%	to	34.45%
2008	72,902	$5.89	to	$11.12	$656,498	0.94%	0.75%	to	2.60%	-44.18%	to	-43.14%
2007	57,227	$12.58	to	$19.59	$922,587	0.87%	0.75%	to	2.60%	14.18%	to	16.41%
2006	39,889	$10.97	to	$16.87	$561,251	1.09%	0.75%	to	2.60%	8.54%	to	10.61%
Franklin Small Cap Value Securities Fund - Class 2
2010	748	$18.47	to	$19.38	$14,384	0.75%	0.75%	to	1.35%	26.54%	to	27.30%
2009	799	$14.56	to	$15.26	$12,115	1.65%	0.75%	to	1.35%	27.41%	to	28.14%
2008	611	$11.40	to	$11.94	$7,246	1.14%	0.75%	to	1.35%	-33.92%	to	-33.50%
2007	479	$17.21	to	$18.00	$8,548	0.71%	0.75%	to	1.35%	-3.75%	to	-3.14%
2006	304	$17.83	to	$18.63	$5,563	0.60%	0.75%	to	1.35%	15.42%	to	16.12%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Balanced Portfolio - Class S
2010	562	$9.80	to	$13.67	$6,681	2.62%	0.75%	to	2.10%	11.49%	to	12.88%
2009	654	$8.76	to	$12.11	$6,899	4.06%	0.75%	to	2.20%	16.33%	to	18.15%
2008	724	$7.46	to	$10.25	$6,399	3.34%	0.75%	to	2.55%	-30.08%	to	-28.87%
2007	814	$10.66	to	$14.41	$9,901	2.48%	0.75%	to	2.60%	2.60%	to	4.57%
2006	908	$10.39	to	$13.78	$10,361	1.04%	0.75%	to	2.60%	8.13%	to	8.76%
ING Intermediate Bond Portfolio - Class S
2010	99,181	$10.28	to	$14.03	$1,253,226	4.77%	0.75%	to	2.60%	6.67%	to	8.68%
2009	106,012	$9.60	to	$12.91	$1,241,312	6.19%	0.75%	to	2.60%	8.41%	to	10.44%
2008	104,672	$8.83	to	$11.69	$1,122,300	6.23%	0.75%	to	2.60%	-11.04%	to	-9.31%
2007	88,836	$10.20	to	$12.89	$1,068,161	4.53%	0.75%	to	2.60%	2.96%	to	4.88%
2006	53,039	$10.12	to	$12.29	$616,032	5.04%	0.75%	to	2.60%	1.10%	to	3.02%
ING American Funds Asset Allocation Portfolio
2010	36,730	$9.41	to	$9.77	$352,116	1.56%	0.95%	to	2.35%	9.40%	to	10.90%
2009	35,172	$8.60	to	$8.81	$306,208	1.71%	0.95%	to	2.35%	20.45%	to	22.19%
2008	20,680	$7.13	to	$7.21	$148,369	(c)	0.95%	to	2.60%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING American Funds Bond Portfolio
2010	49,259	$9.94	to	$10.55	$500,271	2.49%	0.75%	to	2.60%	3.28%	to	5.25%
2009	49,758	$9.60	to	$10.04	$484,377	3.65%	0.75%	to	2.60%	9.18%	to	11.35%
2008	28,568	$8.77	to	$9.04	$252,168	(c)	0.75%	to	2.60%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING American Funds Growth Portfolio
2010	171,550	$8.95	to	$14.60	$2,301,516	0.11%	0.75%	to	2.60%	15.08%	to	17.15%
2009	181,605	$7.75	to	$12.48	$2,104,447	1.86%	0.75%	to	2.60%	35.05%	to	37.77%
2008	181,107	$5.72	to	$9.09	$1,544,265	0.86%	0.75%	to	2.60%	-45.73%	to	-44.72%
2007	156,541	$12.02	to	$16.46	$2,455,766	0.26%	0.75%	to	2.60%	8.83%	to	10.93%
2006	138,030	$10.99	to	$14.87	$1,979,019	0.18%	0.75%	to	2.60%	6.76%	to	8.77%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Growth-Income Portfolio
2010	117,714	$8.79	to	$12.75	$1,382,428	0.93%	0.75%	to	2.60%	8.04%	to	10.00%
2009	127,548	$8.12	to	$11.61	$1,376,389	2.28%	0.75%	to	2.60%	27.18%	to	29.60%
2008	127,441	$6.36	to	$8.98	$1,074,885	1.56%	0.75%	to	2.60%	-39.84%	to	-38.66%
2007	114,229	$11.40	to	$14.67	$1,595,008	1.00%	0.75%	to	2.60%	1.81%	to	3.73%
2006	100,590	$11.15	to	$14.17	$1,374,118	0.69%	0.75%	to	2.60%	11.59%	to	13.72%
ING American Funds International Portfolio
2010	78,623	$8.34	to	$19.28	$1,355,667	0.88%	0.75%	to	2.60%	3.94%	to	5.90%
2009	84,125	$8.00	to	$18.25	$1,387,295	3.37%	0.75%	to	2.60%	38.56%	to	41.37%
2008	80,618	$5.75	to	$12.94	$953,776	1.98%	0.75%	to	2.60%	-43.93%	to	-42.92%
2007	72,838	$13.49	to	$22.71	$1,548,000	0.88%	0.75%	to	2.60%	16.30%	to	18.47%
2006	58,897	$11.54	to	$19.20	$1,078,309	0.71%	0.75%	to	2.60%	15.21%	to	17.53%
ING American Funds World Allocation Portfolio -
Service Class
2010	13,571	$13.11	to	$14.66	$180,515	0.82%	0.95%	to	2.35%	10.08%	to	11.65%
2009	8,491	$11.91	to	$13.13	$102,079	0.49%	0.95%	to	2.35%	31.60%	to	33.44%
2008	1,447	$9.05	to	$9.09	$13,128	(c)	1.00%	to	2.35%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Artio Foreign Portfolio - Service Class
2010	39,914	$7.07	to	$15.33	$543,023	-	0.80%	to	2.60%	4.07%	to	5.98%
2009	46,393	$6.65	to	$14.60	$601,656	3.12%	0.80%	to	2.60%	17.18%	to	19.31%
2008	45,525	$5.66	to	$12.36	$499,269	-	0.80%	to	2.60%	-45.12%	to	-44.08%
2007	45,509	$13.89	to	$22.32	$908,393	0.08%	0.80%	to	2.60%	13.41%	to	15.51%
2006	36,012	$12.18	to	$19.50	$630,618	-	0.80%	to	2.60%	25.82%	to	28.14%
ING Artio Foreign Portfolio - Service 2 Class
2010	3,067	$11.42	to	$16.75	$45,325	-	1.40%	to	2.20%	4.48%	to	5.28%
2009	3,309	$10.93	to	$15.91	$46,737	2.84%	1.40%	to	2.20%	17.40%	to	18.38%
2008	3,270	$9.31	to	$13.44	$38,955	-	1.40%	to	2.20%	-44.98%	to	-44.49%
2007	3,447	$16.92	to	$24.21	$74,247	-	1.40%	to	2.20%	13.71%	to	14.58%
2006	3,419	$14.88	to	$21.13	$64,469	-	1.40%	to	2.20%	26.21%	to	27.29%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Inflation Protected Bond Portfolio -
Service Class
2010	23,288	$10.78	to	$11.14	$255,091	1.85%	0.75%	to	2.60%	2.76%	to	4.70%
2009	15,090	$10.49	to	$10.64	$159,401	(d)	0.75%	to	2.60%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2010	18	$8.50	to	$8.69	$153	0.66%	0.75%	to	1.35%	12.14%	to	12.71%
2009	19	$7.58	to	$7.71	$148	0.72%	0.75%	to	1.35%	28.69%	to	29.58%
2008	22	$5.89	to	$5.95	$131	-	0.75%	to	1.35%	-39.71%	to	-39.35%
2007	25	$9.77	to	$9.81	$244	(b)	0.75%	to	1.35%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2010	12,002	$9.15	to	$11.92	$131,991	0.27%	0.75%	to	2.60%	10.40%	to	12.56%
2009	13,216	$8.21	to	$10.60	$130,165	0.32%	0.75%	to	2.60%	26.78%	to	29.32%
2008	12,227	$6.41	to	$8.22	$94,345	-	0.75%	to	2.60%	-40.61%	to	-39.55%
2007	11,875	$10.92	to	$13.69	$153,507	-	0.75%	to	2.60%	3.98%	to	5.97%
2006	11,782	$10.38	to	$12.92	$145,523	-	0.75%	to	2.60%	4.34%	to	6.25%
ING BlackRock Large Cap Value Portfolio - Service
Class
2010	2,250	$8.72	to	$11.84	$24,381	1.27%	0.90%	to	2.35%	8.37%	to	10.04%
2009	2,532	$8.02	to	$10.76	$25,192	0.39%	0.90%	to	2.35%	10.27%	to	11.85%
2008	3,077	$7.26	to	$9.62	$27,597	0.31%	0.90%	to	2.35%	-36.86%	to	-35.91%
2007	4,072	$11.46	to	$15.01	$57,552	0.41%	0.90%	to	2.60%	1.59%	to	3.33%
2006	5,107	$11.24	to	$14.53	$70,539	0.59%	0.80%	to	2.60%	13.51%	to	15.32%
ING BlackRock Large Cap Value Portfolio - Service 2
Class
2010	174	$9.19	to	$13.61	$2,089	1.12%	1.40%	to	2.20%	8.37%	to	9.32%
2009	198	$8.48	to	$12.45	$2,189	0.23%	1.40%	to	2.20%	10.22%	to	11.06%
2008	220	$7.69	to	$11.21	$2,212	0.15%	1.40%	to	2.20%	-36.86%	to	-36.31%
2007	270	$12.18	to	$17.60	$4,303	0.23%	1.40%	to	2.20%	1.84%	to	2.62%
2006	291	$11.96	to	$17.15	$4,559	0.51%	1.40%	to	2.20%	13.69%	to	14.64%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio - Service
Class
2010	14,082	$8.57	to	$11.08	$148,699	8.36%	0.75%	to	2.35%	13.21%	to	15.19%
2009	16,302	$7.49	to	$9.65	$151,036	2.43%	0.75%	to	2.60%	29.94%	to	32.34%
2008	16,758	$5.69	to	$7.30	$118,550	-	0.75%	to	2.60%	-42.79%	to	-41.83%
2007	11,754	$11.74	to	$12.55	$145,395	3.55%	0.95%	to	2.60%	-9.70%	to	-8.19%
2006	5,601	$12.93	to	$13.67	$76,113	(a)	0.95%	to	2.60%		(a)
ING Clarion Global Real Estate Portfolio - Service 2
Class
2010	214	$10.37	to	$10.77	$2,264	8.28%	1.40%	to	2.20%	13.21%	to	14.09%
2009	247	$9.16	to	$9.44	$2,299	2.15%	1.40%	to	2.20%	30.30%	to	31.48%
2008	239	$7.03	to	$7.18	$1,695	-	1.40%	to	2.20%	-42.61%	to	-42.19%
2007	222	$12.25	to	$12.42	$2,736	3.30%	1.40%	to	2.20%	-9.46%	to	-8.68%
2006	133	$13.53	to	$13.60	$1,807	(a)	1.40%	to	2.20%		(a)
ING Clarion Real Estate Portfolio - Service Class
2010	6,187	$9.95	to	$81.95	$322,300	3.38%	0.50%	to	2.60%	24.70%	to	27.33%
2009	7,573	$7.94	to	$64.36	$307,226	3.51%	0.50%	to	2.60%	32.26%	to	35.21%
2008	8,954	$5.97	to	$47.60	$270,838	1.26%	0.50%	to	2.60%	-40.10%	to	-38.82%
2007	11,227	$9.92	to	$77.80	$578,834	1.18%	0.50%	to	2.60%	-19.87%	to	-18.16%
2006	14,683	$12.29	to	$95.06	$970,402	1.16%	0.50%	to	2.60%	34.09%	to	36.95%
ING Clarion Real Estate Portfolio - Service 2 Class
2010	1,093	$12.51	to	$22.77	$21,031	3.24%	1.40%	to	2.20%	24.98%	to	26.01%
2009	1,228	$10.01	to	$18.07	$18,836	3.33%	1.40%	to	2.20%	32.76%	to	33.80%
2008	1,378	$7.54	to	$13.51	$15,856	1.08%	1.40%	to	2.20%	-39.97%	to	-39.44%
2007	1,592	$12.56	to	$22.31	$30,569	1.05%	1.40%	to	2.20%	-19.69%	to	-19.02%
2006	1,706	$15.64	to	$27.55	$40,981	1.18%	1.40%	to	2.20%	34.36%	to	35.51%
ING DFA World Equity Portfolio - Service Class
2010	25,962	$8.36	to	$9.62	$222,454	1.62%	0.75%	to	2.60%	22.04%	to	23.81%
2009	22,107	$6.85	to	$7.77	$154,311	-	0.75%	to	2.35%	18.92%	to	21.03%
2008	22,447	$5.76	to	$6.42	$130,749	2.64%	0.75%	to	2.35%	-44.40%	to	-43.67%
2007	9,583	$10.36	to	$10.42	$99,541	(b)	1.00%	to	2.35%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2010	52,695	$10.64	to	$19.13	$879,120	0.14%	0.50%	to	2.60%	25.00%	to	27.70%
2009	57,858	$8.48	to	$14.98	$766,006	0.46%	0.50%	to	2.60%	35.66%	to	38.45%
2008	59,892	$6.23	to	$10.82	$581,082	0.72%	0.50%	to	2.60%	-40.75%	to	-39.42%
2007	65,165	$12.21	to	$17.86	$1,061,996	0.15%	0.50%	to	2.60%	11.47%	to	13.53%
2006	43,307	$10.93	to	$15.29	$627,079	-	0.80%	to	2.60%	9.06%	to	11.10%
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
2010	1,862	$14.55	to	$22.57	$37,335	0.04%	1.40%	to	2.20%	25.32%	to	26.37%
2009	2,037	$11.61	to	$17.86	$32,436	0.34%	1.40%	to	2.20%	35.95%	to	37.17%
2008	2,176	$8.54	to	$13.02	$25,387	0.38%	1.40%	to	2.20%	-40.57%	to	-40.14%
2007	2,406	$14.37	to	$21.75	$47,072	0.01%	1.40%	to	2.20%	11.74%	to	12.69%
2006	2,079	$12.86	to	$19.30	$36,090	-	1.40%	to	2.20%	9.35%	to	10.22%
ING Franklin Income Portfolio - Service Class
2010	40,859	$10.06	to	$11.46	$448,938	5.17%	0.95%	to	2.60%	10.00%	to	11.87%
2009	43,601	$9.11	to	$10.25	$431,653	6.53%	0.95%	to	2.60%	28.61%	to	30.74%
2008	37,779	$7.10	to	$7.84	$288,417	3.41%	0.95%	to	2.60%	-31.12%	to	-29.89%
2007	31,117	$10.83	to	$11.20	$342,076	1.18%	0.95%	to	2.60%	-0.09%	to	1.64%
2006	14,383	$10.84	to	$11.02	$156,693	(a)	0.95%	to	2.60%		(a)
ING Franklin Income Portfolio - Service 2 Class
2010	822	$10.69	to	$11.11	$8,983	4.58%	1.40%	to	2.20%	10.32%	to	11.21%
2009	799	$9.69	to	$9.99	$7,857	6.74%	1.40%	to	2.20%	28.86%	to	30.08%
2008	770	$7.52	to	$7.68	$5,852	3.40%	1.40%	to	2.20%	-30.95%	to	-30.43%
2007	824	$10.89	to	$11.04	$9,020	1.27%	1.40%	to	2.20%	0.28%	to	1.10%
2006	268	$10.86	to	$10.92	$2,916	(a)	1.40%	to	2.20%		(a)
ING Franklin Mutual Shares Portfolio - Service Class
2010	20,340	$8.60	to	$10.18	$200,678	0.43%	0.95%	to	2.60%	8.73%	to	10.53%
2009	20,839	$7.89	to	$9.21	$187,539	0.13%	0.95%	to	2.60%	23.25%	to	25.34%
2008	20,205	$6.38	to	$7.35	$146,314	3.71%	0.95%	to	2.60%	-39.44%	to	-38.34%
2007	16,820	$11.79	to	$11.92	$199,485	(b)	0.95%	to	2.60%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
2010	100,997	$8.17	to	$9.68	$857,015	2.48%	0.75%	to	2.60%	7.93%	to	9.88%
2009	109,090	$7.57	to	$8.81	$849,891	2.86%	0.75%	to	2.60%	26.80%	to	29.37%
2008	112,503	$5.97	to	$6.81	$684,019	0.13%	0.75%	to	2.60%	-37.36%	to	-36.31%
2007	54,307	$9.53	to	$9.64	$520,590	(b)	0.95%	to	2.60%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Global Resources Portfolio - Service Class
2010	17,390	$9.47	to	$51.01	$653,531	0.86%	0.80%	to	2.60%	18.51%	to	20.68%
2009	22,047	$7.96	to	$42.27	$692,061	0.33%	0.80%	to	2.60%	33.93%	to	36.40%
2008	23,618	$5.92	to	$30.99	$547,001	2.07%	0.80%	to	2.60%	-42.56%	to	-41.47%
2007	20,069	$14.96	to	$52.95	$828,047	0.01%	0.80%	to	2.60%	29.83%	to	32.18%
2006	16,489	$11.47	to	$40.06	$529,809	0.18%	0.80%	to	2.60%	18.24%	to	20.44%
ING Global Resources Portfolio - Service 2 Class
2010	1,153	$19.77	to	$30.92	$30,533	0.77%	1.40%	to	2.20%	18.81%	to	19.75%
2009	1,285	$16.64	to	$25.82	$28,489	0.04%	1.40%	to	2.20%	34.19%	to	35.32%
2008	1,367	$12.40	to	$19.08	$22,531	1.65%	1.40%	to	2.20%	-42.38%	to	-41.90%
2007	1,436	$21.52	to	$32.84	$41,169	-	1.40%	to	2.20%	30.19%	to	31.20%
2006	1,445	$16.53	to	$25.03	$31,781	0.10%	1.40%	to	2.20%	18.49%	to	19.47%
ING Janus Contrarian Portfolio - Service Class
2010	34,930	$7.85	to	$14.83	$439,299	-	0.90%	to	2.60%	11.04%	to	12.90%
2009	40,957	$6.93	to	$13.14	$460,273	0.58%	0.90%	to	2.60%	32.81%	to	35.22%
2008	48,636	$5.19	to	$9.72	$407,973	0.63%	0.90%	to	2.60%	-50.31%	to	-49.44%
2007	46,762	$14.17	to	$19.24	$784,615	-	0.90%	to	2.60%	17.74%	to	19.78%
2006	10,578	$11.99	to	$16.07	$149,666	0.42%	0.90%	to	2.60%	19.84%	to	22.00%
ING Janus Contrarian Portfolio - Service 2 Class
2010	1,332	$12.12	to	$20.43	$22,486	-	1.40%	to	2.20%	11.29%	to	12.19%
2009	1,441	$10.89	to	$18.21	$21,856	0.31%	1.40%	to	2.20%	33.13%	to	34.29%
2008	1,646	$8.18	to	$13.56	$18,745	0.42%	1.40%	to	2.20%	-50.18%	to	-49.78%
2007	1,722	$16.42	to	$27.00	$39,413	-	1.40%	to	2.20%	18.13%	to	19.10%
2006	370	$13.90	to	$22.67	$7,234	0.34%	1.40%	to	2.20%	20.14%	to	21.10%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2010	28,787	$9.68	to	$26.50	$657,788	0.49%	0.75%	to	2.60%	17.13%	to	19.44%
2009	35,528	$8.23	to	$22.21	$692,447	1.48%	0.75%	to	2.60%	67.19%	to	70.19%
2008	35,629	$4.91	to	$13.05	$414,868	2.61%	0.75%	to	2.60%	-52.55%	to	-51.67%
2007	35,157	$18.01	to	$27.00	$867,350	0.89%	0.80%	to	2.60%	34.89%	to	37.40%
2006	27,668	$13.29	to	$19.65	$502,767	0.50%	0.80%	to	2.60%	32.26%	to	34.68%
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class
2010	1,118	$23.52	to	$37.72	$35,486	0.41%	1.40%	to	2.20%	17.48%	to	18.47%
2009	1,238	$20.02	to	$31.84	$33,336	1.14%	1.40%	to	2.20%	67.53%	to	68.91%
2008	1,298	$11.95	to	$18.85	$20,686	2.26%	1.40%	to	2.20%	-52.41%	to	-52.04%
2007	1,430	$25.11	to	$39.30	$47,813	0.89%	1.40%	to	2.20%	35.15%	to	36.32%
2006	1,436	$18.58	to	$28.83	$35,277	0.49%	1.40%	to	2.20%	32.71%	to	33.78%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2010	16,918	$11.41	to	$16.63	$257,411	0.27%	0.90%	to	2.60%	23.46%	to	25.60%
2009	12,649	$9.20	to	$13.24	$153,523	0.41%	0.90%	to	2.60%	23.95%	to	26.22%
2008	13,007	$7.38	to	$10.58	$126,323	0.47%	0.80%	to	2.60%	-31.75%	to	-30.53%
2007	16,728	$10.76	to	$15.37	$236,387	0.13%	0.80%	to	2.60%	-4.25%	to	-2.50%
2006	16,274	$11.18	to	$15.92	$239,483	-	0.80%	to	2.60%	13.63%	to	15.74%
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
2010	2,318	$11.91	to	$19.00	$38,538	0.11%	1.40%	to	2.20%	23.80%	to	24.75%
2009	2,557	$9.62	to	$15.23	$34,226	0.22%	1.40%	to	2.20%	24.29%	to	25.35%
2008	2,792	$7.74	to	$12.15	$30,008	0.28%	1.40%	to	2.20%	-31.56%	to	-31.04%
2007	3,257	$11.31	to	$17.62	$50,959	-	1.40%	to	2.20%	-4.07%	to	-3.24%
2006	3,320	$11.79	to	$18.21	$54,102	-	1.40%	to	2.20%	13.91%	to	14.82%
ING Large Cap Growth Portfolio - Service Class
2010	8,969	$12.61	to	$15.18	$121,916	0.34%	0.75%	to	2.35%	11.59%	to	13.37%
2009	7,714	$11.30	to	$13.39	$93,436	0.43%	0.75%	to	2.35%	39.16%	to	41.39%
2008	1,030	$8.12	to	$9.47	$8,916	0.14%	0.75%	to	2.55%	-29.38%	to	-28.09%
2007	701	$11.48	to	$13.17	$8,527	0.08%	0.75%	to	2.55%	8.85%	to	10.77%
2006	950	$10.53	to	$11.89	$10,532	-	0.75%	to	2.60%	2.84%	to	4.85%

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

Investment
Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Large Cap Growth Portfolio - Service 2 Class
2010	67	$12.61	to	$13.79	$886	-	1.40%	to	2.20%	11.59%	to	12.57%
2009	74	$11.30	to	$12.25	$879	-	1.40%	to	2.20%	38.99%	to	40.16%
2008	94	$8.13	to	$8.74	$802	-	1.40%	to	2.20%	-29.18%	to	-28.65%
2007	109	$11.48	to	$12.25	$1,301	-	1.40%	to	2.20%	9.02%	to	9.87%
2006	122	$10.53	to	$11.15	$1,331	-	1.40%	to	2.20%	3.03%	to	4.01%
ING Limited Maturity Bond Portfolio - Service Class
2010	4,330	$10.56	to	$28.16	$94,829	3.66%	0.50%	to	2.25%	0.85%	to	2.62%
2009	5,258	$10.44	to	$27.44	$113,748	4.79%	0.50%	to	2.25%	4.76%	to	6.65%
2008	6,346	$9.94	to	$25.73	$130,395	6.53%	0.50%	to	2.25%	-2.48%	to	-0.73%
2007	8,412	$10.17	to	$25.92	$176,466	1.99%	0.50%	to	2.25%	3.35%	to	5.24%
2006	10,711	$18.26	to	$24.63	$216,291	3.51%	0.50%	to	2.25%	1.53%	to	3.31%
ING Liquid Assets Portfolio - Service Class
2010	70,785	$9.60	to	$19.26	$1,063,594	-	0.75%	to	2.60%	-2.58%	to	-0.77%
2009	97,754	$9.82	to	$19.41	$1,494,964	0.11%	0.75%	to	2.60%	-2.33%	to	-0.41%
2008	150,409	$10.01	to	$19.49	$2,331,467	2.26%	0.75%	to	2.60%	-0.19%	to	1.67%
2007	68,096	$10.32	to	$19.17	$1,050,018	4.98%	0.75%	to	2.60%	2.18%	to	4.18%
2006	46,163	$10.10	to	$18.40	$710,117	5.15%	0.75%	to	2.60%	1.92%	to	3.84%
ING Liquid Assets Portfolio - Service 2 Class
2010	2,263	$10.04	to	$10.43	$23,027	-	1.40%	to	2.20%	-2.13%	to	-1.42%
2009	3,118	$10.23	to	$10.58	$32,318	0.06%	1.40%	to	2.20%	-2.00%	to	-1.12%
2008	5,349	$10.40	to	$10.70	$56,288	2.09%	1.40%	to	2.20%	0.10%	to	0.85%
2007	2,311	$10.36	to	$10.64	$24,213	4.67%	1.40%	to	2.20%	2.44%	to	3.31%
2006	1,518	$10.07	to	$10.34	$15,430	4.99%	1.40%	to	2.20%	2.29%	to	3.11%
ING Lord Abbett Growth and Income Portfolio -
Service Class
2010	4,933	$9.75	to	$13.04	$56,443	0.51%	0.90%	to	2.45%	14.29%	to	16.02%
2009	5,806	$8.46	to	$11.24	$57,701	0.69%	0.90%	to	2.45%	15.79%	to	17.78%
2008	6,883	$7.23	to	$9.55	$58,611	2.38%	0.90%	to	2.60%	-38.24%	to	-37.15%
2007	8,922	$11.58	to	$15.21	$122,006	1.66%	0.90%	to	2.60%	1.44%	to	3.19%
2006	11,650	$11.28	to	$14.74	$155,652	0.80%	0.90%	to	2.60%	14.60%	to	16.57%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Lord Abbett Growth and Income Portfolio -
Service 2 Class
2010	169	$9.99	to	$14.18	$2,133	0.39%	1.40%	to	2.20%	14.43%	to	15.38%
2009	181	$8.73	to	$12.29	$1,991	0.57%	1.40%	to	2.20%	15.94%	to	16.94%
2008	200	$7.53	to	$10.51	$1,892	2.29%	1.40%	to	2.20%	-38.02%	to	-37.55%
2007	225	$12.15	to	$16.83	$3,428	1.63%	1.40%	to	2.20%	1.76%	to	2.56%
2006	245	$11.94	to	$16.41	$3,685	0.83%	1.40%	to	2.20%	14.70%	to	15.73%
ING Marsico Growth Portfolio - Service Class
2010	31,986	$9.26	to	$18.46	$502,962	0.52%	0.80%	to	2.60%	16.68%	to	18.87%
2009	34,422	$7.78	to	$15.53	$460,437	0.84%	0.80%	to	2.60%	25.61%	to	28.03%
2008	37,553	$6.17	to	$12.13	$397,436	0.52%	0.80%	to	2.60%	-41.84%	to	-40.80%
2007	41,695	$12.20	to	$20.49	$758,194	-	0.80%	to	2.60%	11.21%	to	13.20%
2006	44,891	$10.86	to	$18.69	$732,265	-	0.50%	to	2.60%	2.22%	to	4.41%
ING Marsico Growth Portfolio - Service 2 Class
2010	1,351	$10.57	to	$15.52	$18,769	0.40%	1.40%	to	2.20%	16.92%	to	17.93%
2009	1,476	$9.04	to	$13.16	$17,480	0.69%	1.40%	to	2.20%	26.08%	to	27.03%
2008	1,535	$7.17	to	$10.36	$14,277	0.32%	1.40%	to	2.20%	-41.75%	to	-41.24%
2007	1,666	$12.31	to	$17.63	$26,446	-	1.40%	to	2.20%	11.50%	to	12.44%
2006	1,736	$11.04	to	$15.68	$24,784	-	1.40%	to	2.20%	2.51%	to	3.29%
ING Marsico International Opportunities Portfolio -
Service Class
2010	12,505	$7.83	to	$14.08	$166,057	1.37%	0.75%	to	2.60%	10.86%	to	12.93%
2009	14,798	$7.04	to	$12.48	$175,866	1.22%	0.75%	to	2.60%	33.99%	to	36.62%
2008	18,200	$5.23	to	$9.16	$160,191	1.13%	0.75%	to	2.60%	-50.83%	to	-49.95%
2007	16,499	$14.26	to	$18.30	$294,956	0.87%	0.90%	to	2.60%	17.41%	to	19.53%
2006	11,871	$12.08	to	$15.31	$179,220	0.03%	0.90%	to	2.60%	20.78%	to	22.89%
ING MFS Total Return Portfolio - Service Class
2010	31,007	$9.66	to	$31.11	$742,863	0.45%	0.50%	to	2.60%	7.07%	to	9.27%
2009	35,805	$8.98	to	$28.47	$797,586	2.44%	0.50%	to	2.60%	14.78%	to	17.31%
2008	38,189	$7.77	to	$24.27	$740,739	5.93%	0.50%	to	2.60%	-24.37%	to	-22.73%
2007	43,202	$10.21	to	$31.41	$1,114,781	2.83%	0.50%	to	2.60%	1.28%	to	3.49%
2006	48,171	$11.08	to	$30.35	$1,227,770	2.28%	0.50%	to	2.60%	9.10%	to	11.38%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Total Return Portfolio - Service 2 Class
2010	2,737	$10.56	to	$13.84	$34,511	0.44%	1.40%	to	2.20%	7.32%	to	8.12%
2009	2,933	$9.84	to	$12.80	$34,335	2.28%	1.40%	to	2.20%	15.09%	to	16.05%
2008	3,225	$8.55	to	$11.03	$32,705	5.67%	1.40%	to	2.20%	-24.13%	to	-23.51%
2007	3,710	$11.27	to	$14.42	$49,366	2.89%	1.40%	to	2.20%	1.53%	to	2.35%
2006	4,025	$11.10	to	$14.09	$52,787	2.19%	1.40%	to	2.20%	9.36%	to	10.25%
ING MFS Utilities Portfolio - Service Class
2010	26,755	$8.94	to	$17.13	$431,592	2.55%	0.75%	to	2.60%	10.77%	to	12.77%
2009	28,774	$8.04	to	$15.20	$416,638	5.29%	0.75%	to	2.60%	29.34%	to	31.87%
2008	31,245	$6.19	to	$11.55	$347,825	3.74%	0.75%	to	2.60%	-39.34%	to	-38.27%
2007	27,331	$15.42	to	$18.71	$499,704	0.74%	0.80%	to	2.60%	24.10%	to	26.38%
2006	18,136	$12.35	to	$14.82	$264,982	0.08%	0.80%	to	2.60%	27.43%	to	29.83%
ING Morgan Stanley Global Franchise Portfolio -
Service Class
2010	19,799	$9.98	to	$18.25	$326,147	0.41%	0.90%	to	2.60%	10.90%	to	12.86%
2009	18,516	$8.96	to	$16.29	$272,604	6.66%	0.80%	to	2.60%	25.54%	to	27.86%
2008	18,444	$7.11	to	$12.74	$215,647	1.99%	0.80%	to	2.60%	-30.39%	to	-29.14%
2007	20,324	$12.28	to	$17.98	$339,631	-	0.80%	to	2.60%	6.81%	to	8.84%
2006	19,786	$11.43	to	$16.52	$308,178	1.62%	0.80%	to	2.60%	18.18%	to	20.32%
ING Morgan Stanley Global Franchise Portfolio -
Service 2 Class
2010	3,747	$13.76	to	$18.57	$62,764	0.30%	1.40%	to	2.20%	11.33%	to	12.27%
2009	4,059	$12.36	to	$16.54	$60,900	6.66%	1.40%	to	2.20%	25.74%	to	26.74%
2008	4,476	$9.83	to	$13.05	$53,281	1.77%	1.40%	to	2.20%	-30.23%	to	-29.65%
2007	5,104	$14.09	to	$18.55	$86,794	-	1.40%	to	2.20%	7.15%	to	8.04%
2006	5,309	$13.15	to	$17.17	$84,046	1.67%	1.40%	to	2.20%	18.47%	to	19.44%
ING Morgan Stanley Global Tactical Asset Allocation
Portfolio - Service Class
2010	6,495	$10.16	to	$12.98	$67,104	1.10%	0.95%	to	2.35%	5.07%	to	6.66%
2009	4,278	$9.67	to	$12.17	$41,756	3.07%	0.95%	to	2.35%	13.22%	to	14.45%
2008	318	$8.54	to	$8.58	$2,725	(c)	1.15%	to	2.35%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Active Allocation Portfolio -
Service Class
2010	5,040	$11.71	to	$14.66	$60,023	1.62%	0.95%	to	2.35%	11.40%	to	12.94%
2009	2,217	$10.51	to	$12.98	$23,532	1.10%	0.95%	to	2.35%	24.97%	to	26.39%
2008	412	$8.41	to	$8.45	$3,471	(c)	1.15%	to	2.35%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING PIMCO High Yield Portfolio - Service Class
2010	34,750	$12.41	to	$16.33	$519,986	7.27%	0.50%	to	2.60%	11.31%	to	13.64%
2009	29,928	$11.24	to	$14.47	$400,025	8.29%	0.50%	to	2.60%	45.49%	to	48.60%
2008	35,884	$7.65	to	$9.76	$326,164	8.81%	0.50%	to	2.60%	-24.50%	to	-22.89%
2007	48,061	$10.74	to	$12.70	$574,507	6.90%	0.50%	to	2.60%	0.17%	to	2.37%
2006	54,855	$10.86	to	$12.45	$649,202	6.60%	0.50%	to	2.60%	6.14%	to	8.41%
ING PIMCO Total Return Bond Portfolio - Service
Class
2010	174,530	$11.75	to	$20.76	$2,995,230	4.93%	0.75%	to	2.60%	4.96%	to	6.90%
2009	184,659	$11.14	to	$19.42	$2,982,070	4.08%	0.75%	to	2.60%	11.41%	to	13.57%
2008	146,635	$10.05	to	$17.10	$2,112,274	3.67%	0.75%	to	2.60%	1.54%	to	3.45%
2007	67,225	$10.85	to	$16.53	$963,329	2.80%	0.75%	to	2.60%	6.15%	to	8.18%
2006	46,467	$10.19	to	$15.28	$629,159	2.44%	0.75%	to	2.60%	1.66%	to	3.54%
ING PIMCO Total Return Bond Portfolio - Service 2
Class
2010	5,170	$12.97	to	$14.89	$73,254	4.52%	1.40%	to	2.20%	5.19%	to	6.05%
2009	5,514	$12.33	to	$14.04	$73,887	3.66%	1.40%	to	2.20%	11.79%	to	12.68%
2008	5,145	$11.03	to	$12.46	$61,403	3.17%	1.40%	to	2.20%	1.66%	to	2.64%
2007	4,084	$10.85	to	$12.14	$47,659	3.23%	1.40%	to	2.20%	6.37%	to	7.24%
2006	3,836	$10.20	to	$11.32	$41,970	2.47%	1.40%	to	2.20%	2.00%	to	2.82%
ING Pioneer Fund Portfolio - Service Class
2010	5,005	$9.61	to	$12.23	$57,938	1.02%	0.75%	to	2.60%	12.94%	to	14.94%
2009	5,109	$8.39	to	$10.64	$51,948	1.15%	0.75%	to	2.60%	20.84%	to	23.29%
2008	5,490	$6.83	to	$8.63	$45,727	2.81%	0.75%	to	2.60%	-36.39%	to	-35.26%
2007	6,910	$11.59	to	$13.33	$89,772	1.01%	0.75%	to	2.60%	2.26%	to	4.30%
2006	7,815	$12.39	to	$12.78	$98,275	-	0.75%	to	2.60%	13.77%	to	15.87%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Mid Cap Value Portfolio - Service Class
2010	49,052	$9.86	to	$12.33	$572,449	0.83%	0.75%	to	2.60%	14.92%	to	16.99%
2009	56,025	$8.41	to	$10.54	$563,986	1.19%	0.75%	to	2.60%	21.84%	to	24.29%
2008	60,375	$6.88	to	$8.48	$494,199	1.66%	0.75%	to	2.60%	-34.81%	to	-33.65%
2007	52,138	$11.64	to	$12.78	$648,885	0.53%	0.75%	to	2.60%	2.70%	to	4.75%
2006	52,297	$11.19	to	$12.20	$627,662	0.19%	0.75%	to	2.60%	9.44%	to	11.52%
ING Retirement Conservative Portfolio - Adviser
Class
2010	53,453	$8.74	to	$8.89	$470,803	0.25%	0.95%	to	2.35%	5.30%	to	6.85%
2009	48,192	$8.30	to	$8.32	$400,422	(d)	0.95%	to	2.35%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Retirement Growth Portfolio - Adviser Class
2010	449,035	$10.16	to	$10.37	$4,611,727	0.37%	0.95%	to	2.60%	8.66%	to	10.55%
2009	484,226	$9.35	to	$9.38	$4,534,412	(d)	0.95%	to	2.60%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Retirement Moderate Growth Portfolio - Adviser
Class
2010	303,412	$10.39	to	$10.60	$3,185,520	0.47%	0.95%	to	2.60%	8.12%	to	9.96%
2009	322,936	$9.61	to	$9.64	$3,108,225	(d)	0.95%	to	2.60%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Retirement Moderate Portfolio - Adviser Class
2010	171,842	$10.49	to	$10.71	$1,823,032	0.56%	0.95%	to	2.60%	6.61%	to	8.51%
2009	186,216	$9.84	to	$9.87	$1,834,949	(d)	0.95%	to	2.60%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2010	73,279	$10.56	to	$59.06	$2,636,403	1.59%	0.75%	to	2.60%	11.01%	to	13.15%
2009	75,826	$9.45	to	$52.21	$2,513,348	1.88%	0.75%	to	2.60%	29.86%	to	32.33%
2008	75,307	$7.26	to	$39.50	$1,962,032	4.41%	0.75%	to	2.60%	-29.40%	to	-28.10%
2007	70,829	$10.22	to	$54.94	$2,706,874	1.81%	0.80%	to	2.60%	1.64%	to	3.56%
2006	65,649	$11.17	to	$53.05	$2,587,523	1.18%	0.80%	to	2.60%	11.64%	to	13.72%
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
2010	5,094	$12.49	to	$18.32	$83,486	1.42%	1.40%	to	2.20%	11.32%	to	12.32%
2009	5,711	$11.22	to	$16.31	$83,348	1.69%	1.40%	to	2.20%	30.16%	to	31.11%
2008	6,234	$8.62	to	$12.44	$69,529	3.87%	1.40%	to	2.20%	-29.23%	to	-28.63%
2007	7,127	$12.18	to	$17.43	$111,811	1.70%	1.40%	to	2.20%	1.92%	to	2.77%
2006	7,567	$11.95	to	$16.96	$115,607	1.16%	1.40%	to	2.20%	12.00%	to	12.92%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2010	26,314	$9.23	to	$37.74	$685,068	1.57%	0.50%	to	2.60%	11.93%	to	14.40%
2009	28,154	$8.17	to	$32.99	$652,560	1.66%	0.50%	to	2.60%	21.80%	to	24.35%
2008	28,972	$6.65	to	$26.53	$553,960	4.20%	0.50%	to	2.60%	-37.39%	to	-36.01%
2007	30,810	$11.55	to	$41.46	$945,504	1.39%	0.50%	to	2.60%	0.39%	to	2.52%
2006	33,077	$12.03	to	$40.44	$1,025,488	1.30%	0.50%	to	2.60%	15.98%	to	18.52%
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
2010	1,773	$10.41	to	$14.70	$23,922	1.49%	1.40%	to	2.20%	12.18%	to	13.16%
2009	1,880	$9.28	to	$12.99	$22,439	1.53%	1.40%	to	2.20%	22.06%	to	23.01%
2008	2,064	$7.60	to	$10.56	$20,160	3.93%	1.40%	to	2.20%	-37.24%	to	-36.69%
2007	2,243	$12.11	to	$16.68	$34,714	1.32%	1.40%	to	2.20%	0.67%	to	1.52%
2006	2,374	$12.03	to	$16.43	$36,444	1.32%	1.40%	to	2.20%	16.34%	to	17.27%
ING Templeton Global Growth Portfolio - Service
Class
2010	14,785	$8.35	to	$24.57	$286,405	1.43%	0.80%	to	2.60%	4.99%	to	6.87%
2009	16,283	$7.93	to	$22.99	$299,463	2.07%	0.80%	to	2.60%	28.88%	to	31.22%
2008	16,433	$6.13	to	$17.52	$234,440	1.02%	0.80%	to	2.60%	-41.26%	to	-40.14%
2007	18,291	$11.69	to	$30.60	$448,072	1.03%	0.50%	to	2.60%	-0.30%	to	1.90%
2006	18,750	$11.67	to	$30.03	$466,167	0.89%	0.50%	to	2.60%	19.00%	to	21.33%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Global Growth Portfolio - Service 2
Class
2010	332	$10.49	to	$16.14	$4,732	1.36%	1.40%	to	2.20%	5.22%	to	6.04%
2009	346	$9.97	to	$15.22	$4,691	1.95%	1.40%	to	2.20%	29.15%	to	30.20%
2008	357	$7.72	to	$11.69	$3,738	0.71%	1.40%	to	2.20%	-41.07%	to	-40.60%
2007	464	$13.10	to	$19.68	$8,169	0.90%	1.40%	to	2.20%	0.00%	to	0.87%
2006	481	$13.10	to	$19.51	$8,479	0.84%	1.40%	to	2.20%	19.09%	to	20.06%
ING Van Kampen Growth and Income Portfolio -
Service Class
2010	17,670	$9.21	to	$34.28	$460,426	0.24%	0.50%	to	2.60%	9.59%	to	11.92%
2009	20,388	$8.35	to	$30.63	$482,174	1.23%	0.50%	to	2.60%	20.71%	to	23.31%
2008	21,955	$6.85	to	$24.84	$428,956	3.75%	0.50%	to	2.60%	-34.00%	to	-32.55%
2007	24,948	$11.42	to	$36.83	$739,205	1.52%	0.50%	to	2.60%	-0.08%	to	2.08%
2006	28,474	$11.39	to	$36.08	$851,385	1.15%	0.50%	to	2.60%	13.07%	to	15.42%
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
2010	3,710	$10.95	to	$15.61	$52,570	0.24%	1.40%	to	2.20%	9.83%	to	10.79%
2009	3,999	$9.97	to	$14.09	$51,349	1.11%	1.40%	to	2.20%	21.14%	to	21.99%
2008	4,227	$8.23	to	$11.55	$44,662	3.49%	1.40%	to	2.20%	-33.84%	to	-33.24%
2007	4,845	$12.44	to	$17.30	$77,095	1.37%	1.40%	to	2.20%	0.16%	to	0.99%
2006	5,087	$12.42	to	$17.13	$80,594	1.05%	1.40%	to	2.20%	13.32%	to	14.20%
ING Wells Fargo HealthCare Portfolio - Service Class
2010	15,039	$8.72	to	$11.78	$167,211	-	0.90%	to	2.60%	4.17%	to	6.05%
2009	16,988	$8.19	to	$11.11	$179,816	-	0.90%	to	2.60%	16.96%	to	19.08%
2008	18,362	$6.98	to	$9.33	$164,749	0.14%	0.90%	to	2.60%	-30.52%	to	-29.35%
2007	16,047	$11.93	to	$13.21	$205,635	0.13%	0.80%	to	2.60%	5.72%	to	7.68%
2006	16,005	$11.22	to	$12.28	$192,226	-	0.80%	to	2.60%	10.88%	to	12.96%
ING Diversified International Fund - Class R
2010	19	$9.15	to	$9.39	$178	0.52%	0.75%	to	1.35%	9.84%	to	10.47%
2009	24	$8.33	to	$8.50	$203	0.52%	0.75%	to	1.35%	32.85%	to	33.86%
2008	29	$6.27	to	$6.35	$182	7.24%	0.75%	to	1.35%	-46.77%	to	-46.46%
2007	34	$11.78	to	$11.86	$398	2.53%	0.75%	to	1.35%	10.40%	to	10.67%
2006	7	$10.67	to	$10.68	$76	(a)	1.00%	to	1.35%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2010	157	$17.90	to	$19.66	$3,047	1.06%	0.75%	to	1.35%	20.36%	to	21.06%
2009	127	$14.83	to	$16.27	$2,051	2.20%	0.75%	to	1.35%	33.81%	to	34.63%
2008	34	$11.17	to	$12.12	$404	0.87%	0.75%	to	1.35%	-27.54%	to	-27.11%
2007	32	$15.35	to	$16.66	$519	0.53%	0.75%	to	1.35%	-4.20%	to	-3.60%
2006	36	$15.96	to	$17.34	$611	0.02%	0.75%	to	1.35%	13.90%	to	14.58%
ING Baron Small Cap Growth Portfolio - Service Class
2010	27,327	$10.09	to	$18.49	$342,203	-	0.75%	to	2.60%	23.17%	to	25.61%
2009	28,614	$8.16	to	$14.72	$288,247	-	0.75%	to	2.60%	31.77%	to	34.18%
2008	23,371	$6.17	to	$10.97	$177,288	-	0.75%	to	2.60%	-42.81%	to	-41.71%
2007	18,283	$11.41	to	$18.82	$240,630	-	0.75%	to	2.60%	3.35%	to	5.32%
2006	11,736	$11.00	to	$17.87	$147,898	-	0.75%	to	2.60%	12.27%	to	14.40%
ING Columbia Small Cap Value Portfolio - Service
Class
2010	15,497	$9.52	to	$11.27	$153,917	1.16%	0.95%	to	2.60%	22.05%	to	24.12%
2009	19,380	$7.80	to	$9.08	$156,330	1.23%	0.95%	to	2.60%	21.50%	to	23.51%
2008	20,680	$6.42	to	$7.36	$136,090	0.10%	0.95%	to	2.60%	-35.80%	to	-34.69%
2007	14,188	$10.00	to	$11.27	$144,098	0.12%	0.95%	to	2.60%	0.30%	to	2.08%
2006	7,129	$9.97	to	$11.06	$71,511	(a)	0.95%	to	2.60%		(a)
ING Davis New York Venture Portfolio - Service
Class
2010	30,184	$8.85	to	$13.23	$291,613	0.41%	0.75%	to	2.60%	9.11%	to	11.26%
2009	30,411	$8.08	to	$11.93	$266,995	0.67%	0.75%	to	2.60%	28.14%	to	30.66%
2008	27,384	$6.28	to	$9.15	$185,900	0.86%	0.75%	to	2.60%	-40.84%	to	-39.67%
2007	16,069	$11.14	to	$15.21	$182,872	0.26%	0.75%	to	2.60%	1.46%	to	3.31%
2006	8,295	$10.98	to	$14.75	$92,112	0.01%	0.75%	to	2.60%	11.41%	to	13.07%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2010	9,712	$10.11	to	$18.18	$121,321	0.90%	0.75%	to	2.45%	19.98%	to	22.01%
2009	6,384	$8.42	to	$14.90	$67,915	1.46%	0.75%	to	2.55%	22.50%	to	24.69%
2008	3,989	$6.86	to	$11.95	$35,664	2.75%	0.75%	to	2.55%	-34.77%	to	-33.54%
2007	1,393	$13.50	to	$17.98	$23,165	0.56%	0.75%	to	2.60%	-0.37%	to	1.58%
2006	1,576	$13.55	to	$17.70	$25,829	-	0.75%	to	2.60%	13.48%	to	15.61%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Service Class
2010	7,793	$9.94	to	$13.22	$96,230	-	0.75%	to	2.45%	21.09%	to	23.21%
2009	8,824	$8.14	to	$10.75	$89,393	-	0.75%	to	2.55%	28.61%	to	30.90%
2008	10,153	$6.28	to	$8.23	$79,359	-	0.75%	to	2.55%	-40.88%	to	-39.75%
2007	11,590	$10.62	to	$13.69	$152,199	-	0.75%	to	2.60%	-4.49%	to	-2.68%
2006	12,234	$11.97	to	$14.09	$166,845	-	0.75%	to	2.60%	7.21%	to	9.18%
ING Oppenheimer Global Portfolio - Initial Class
2010	492	$13.07	to	$14.12	$6,776	1.56%	0.75%	to	2.10%	13.65%	to	15.17%
2009	618	$11.50	to	$12.26	$7,415	2.34%	0.75%	to	2.10%	36.74%	to	38.53%
2008	762	$8.38	to	$8.85	$6,611	2.25%	0.75%	to	2.20%	-41.64%	to	-40.76%
2007	972	$14.20	to	$14.94	$14,307	1.09%	0.75%	to	2.60%	3.80%	to	5.81%
2006	1,210	$13.68	to	$14.12	$16,934	0.07%	0.75%	to	2.60%	14.95%	to	17.08%
ING Oppenheimer Global Portfolio - Service Class
2010	8,943	$9.62	to	$17.35	$124,699	1.37%	0.75%	to	2.60%	12.82%	to	14.95%
2009	10,171	$8.44	to	$15.14	$124,376	2.14%	0.75%	to	2.60%	35.73%	to	38.33%
2008	11,877	$6.16	to	$10.97	$105,333	2.45%	0.75%	to	2.60%	-42.04%	to	-40.94%
2007	10,498	$12.05	to	$18.62	$160,036	0.96%	0.75%	to	2.60%	3.55%	to	5.56%
2006	7,433	$11.61	to	$17.69	$108,798	0.07%	0.75%	to	2.60%	14.56%	to	16.69%
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
2010	721	$13.07	to	$13.53	$9,633	3.10%	0.75%	to	1.35%	13.95%	to	14.66%
2009	732	$11.47	to	$11.80	$8,547	3.29%	0.75%	to	1.35%	19.73%	to	20.41%
2008	914	$9.58	to	$9.80	$8,886	6.50%	0.75%	to	1.35%	-16.91%	to	-16.38%
2007	862	$11.53	to	$11.72	$10,045	4.43%	0.75%	to	1.35%	7.16%	to	7.82%
2006	384	$10.76	to	$10.87	$4,165	0.12%	0.75%	to	1.35%	6.75%	to	7.41%
ING PIMCO Total Return Portfolio - Service Class
2010	556	$13.61	to	$15.44	$7,923	3.19%	0.75%	to	1.35%	6.16%	to	6.78%
2009	718	$12.82	to	$14.46	$9,629	3.45%	0.75%	to	1.35%	11.09%	to	11.75%
2008	713	$11.54	to	$12.94	$8,589	5.66%	0.75%	to	1.35%	-1.54%	to	-0.92%
2007	386	$11.72	to	$13.06	$4,744	3.24%	0.75%	to	1.35%	7.92%	to	8.56%
2006	259	$10.86	to	$12.03	$2,982	1.65%	0.75%	to	1.35%	2.55%	to	3.26%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2015 Portfolio - Service Class
2010	1,520	$11.50	to	$11.90	$17,776	2.21%	0.75%	to	1.35%	9.73%	to	10.39%
2009	1,596	$10.48	to	$10.78	$16,960	3.91%	0.75%	to	1.35%	20.74%	to	21.40%
2008	1,280	$8.68	to	$8.88	$11,249	1.89%	0.75%	to	1.35%	-27.91%	to	-27.39%
2007	766	$12.04	to	$12.23	$9,290	0.51%	0.75%	to	1.35%	3.26%	to	3.82%
2006	278	$11.66	to	$11.78	$3,262	0.13%	0.75%	to	1.35%	9.54%	to	9.89%
ING Solution 2025 Portfolio - Service Class
2010	1,598	$11.36	to	$11.75	$18,481	1.57%	0.75%	to	1.35%	12.25%	to	12.87%
2009	1,640	$10.12	to	$10.41	$16,849	3.52%	0.75%	to	1.35%	24.17%	to	24.82%
2008	1,108	$8.15	to	$8.34	$9,138	1.46%	0.75%	to	1.35%	-34.80%	to	-34.33%
2007	516	$12.50	to	$12.70	$6,508	0.38%	0.75%	to	1.35%	3.22%	to	3.84%
2006	207	$12.11	to	$12.23	$2,527	0.07%	0.75%	to	1.35%	11.79%
ING Solution 2035 Portfolio - Service Class
2010	955	$11.50	to	$11.90	$11,158	1.23%	0.75%	to	1.35%	12.97%	to	13.66%
2009	1,070	$10.18	to	$10.47	$11,035	2.91%	0.75%	to	1.35%	26.62%	to	27.37%
2008	980	$8.04	to	$8.22	$7,954	1.64%	0.75%	to	1.35%	-37.82%	to	-37.44%
2007	595	$12.93	to	$13.14	$7,753	0.41%	0.75%	to	1.35%	3.86%	to	4.45%
2006	126	$12.45	to	$12.58	$1,583	0.10%	0.75%	to	1.35%	13.00%	to	13.33%
ING Solution 2045 Portfolio - Service Class
2010	109	$11.52	to	$11.92	$1,270	0.90%	0.75%	to	1.35%	13.61%	to	14.29%
2009	135	$10.14	to	$10.43	$1,384	2.15%	0.75%	to	1.35%	28.03%	to	28.77%
2008	153	$7.92	to	$8.10	$1,225	1.36%	0.75%	to	1.35%	-40.67%	to	-40.27%
2007	84	$13.35	to	$13.56	$1,135	0.14%	0.75%	to	1.35%	4.52%	to	4.95%
2006	24	$12.82	to	$12.92	$312	-	0.75%	to	1.20%	13.91%
ING Solution Income Portfolio - Service Class
2010	574	$11.63	to	$12.04	$6,790	3.21%	0.75%	to	1.35%	8.09%	to	8.76%
2009	635	$10.76	to	$11.07	$6,919	5.25%	0.75%	to	1.35%	15.57%	to	16.28%
2008	581	$9.31	to	$9.52	$5,469	2.11%	0.75%	to	1.35%	-17.76%	to	-17.22%
2007	408	$11.32	to	$11.50	$4,657	0.65%	0.75%	to	1.35%	4.03%	to	4.36%
2006	52	$10.93	to	$11.02	$566	(a)	0.75%	to	1.20%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2010	694	$13.99	to	$17.34	$11,833	0.07%	0.75%	to	1.35%	26.40%	to	27.20%
2009	680	$11.04	to	$13.67	$9,112	0.31%	0.75%	to	1.35%	44.07%	to	44.90%
2008	339	$7.65	to	$9.46	$3,090	0.06%	0.75%	to	1.35%	-44.03%	to	-43.68%
2007	204	$13.63	to	$16.84	$3,215	-	0.75%	to	1.35%	11.42%	to	12.17%
2006	152	$12.20	to	$15.06	$2,030	-	0.75%	to	1.35%	7.51%	to	8.10%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2010	11,556	$8.93	to	$14.81	$108,925	0.03%	0.75%	to	2.60%	13.47%	to	15.78%
2009	11,877	$7.87	to	$12.83	$97,640	0.01%	0.75%	to	2.60%	39.05%	to	41.41%
2008	5,066	$5.66	to	$9.09	$30,425	1.09%	0.75%	to	2.60%	-43.72%	to	-42.73%
2007	3,334	$10.10	to	$15.93	$35,823	0.14%	0.75%	to	2.45%	8.14%	to	8.79%
2006	320	$12.30	to	$14.68	$4,288	-	0.75%	to	1.35%	11.54%	to	12.19%
ING Templeton Foreign Equity Portfolio - Service
Class
2010	25,636	$8.22	to	$11.25	$260,443	2.06%	0.75%	to	2.60%	5.73%	to	7.77%
2009	25,327	$7.67	to	$10.46	$241,228	-	0.75%	to	2.60%	28.47%	to	31.00%
2008	21,711	$5.97	to	$8.02	$159,726	3.32%	0.75%	to	2.60%	-42.17%	to	-41.17%
2007	8,749	$12.45	to	$13.64	$110,579	1.24%	0.95%	to	2.60%	12.26%	to	14.14%
2006	2,262	$11.09	to	$11.95	$25,226	(a)	0.95%	to	2.60%		(a)
ING Thornburg Value Portfolio - Initial Class
2010	138	$9.29	to	$13.71	$1,384	1.47%	0.95%	to	2.10%	8.98%	to	10.36%
2009	163	$8.51	to	$12.46	$1,479	1.12%	0.95%	to	2.10%	41.78%	to	43.50%
2008	188	$5.99	to	$8.72	$1,193	0.52%	0.95%	to	2.10%	-41.01%	to	-40.35%
2007	247	$10.15	to	$14.66	$2,633	0.44%	0.95%	to	2.10%	4.98%	to	6.18%
2006	331	$9.34	to	$13.84	$3,324	0.48%	0.95%	to	2.55%	13.90%	to	15.78%
ING Thornburg Value Portfolio - Service Class
2010	690	$10.66	to	$14.43	$8,281	1.41%	0.75%	to	2.35%	8.55%	to	10.24%
2009	718	$9.82	to	$13.11	$7,716	0.79%	0.75%	to	2.35%	40.89%	to	43.36%
2008	679	$6.97	to	$9.18	$4,948	0.10%	0.75%	to	2.35%	-41.30%	to	-40.37%
2007	1,107	$11.74	to	$15.42	$13,460	0.75%	0.75%	to	2.35%	4.49%	to	6.20%
2006	592	$11.09	to	$14.56	$6,794	0.02%	0.75%	to	2.35%	15.13%	to	15.68%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U. S. Large Cap Equity Portfolio - Service
Class
2010	558	$10.15	to	$13.48	$6,229	0.64%	0.75%	to	2.35%	10.33%	to	12.15%
2009	649	$9.20	to	$12.05	$6,503	1.15%	0.75%	to	2.35%	28.49%	to	30.69%
2008	796	$7.16	to	$9.25	$6,145	1.56%	0.75%	to	2.35%	-41.41%	to	-40.47%
2007	1,086	$12.22	to	$15.57	$14,104	0.67%	0.75%	to	2.45%	-1.60%	to	0.16%
2006	1,739	$12.40	to	$15.59	$22,611	0.48%	0.75%	to	2.60%	11.39%	to	13.42%
ING Van Kampen Comstock Portfolio - Service Class
2010	16,119	$9.32	to	$13.88	$189,031	1.38%	0.75%	to	2.60%	12.14%	to	14.24%
2009	15,876	$8.24	to	$12.18	$164,271	2.32%	0.75%	to	2.60%	25.28%	to	27.51%
2008	16,491	$6.55	to	$9.57	$135,204	3.99%	0.75%	to	2.60%	-38.19%	to	-36.94%
2007	16,860	$10.78	to	$15.22	$221,984	1.25%	0.75%	to	2.60%	-4.83%	to	-3.00%
2006	15,954	$11.25	to	$15.73	$219,324	0.70%	0.75%	to	2.60%	12.87%	to	14.96%
ING Van Kampen Equity and Income Portfolio - Initial
Class
2010	160	$12.64	to	$12.97	$2,046	1.74%	0.75%	to	1.20%	10.97%	to	11.52%
2009	202	$11.39	to	$11.63	$2,321	1.91%	0.75%	to	1.20%	21.30%	to	21.78%
2008	221	$9.34	to	$9.55	$2,076	5.06%	0.75%	to	1.35%	-24.43%	to	-23.96%
2007	283	$12.36	to	$12.56	$3,542	2.47%	0.75%	to	1.35%	2.15%	to	2.78%
2006	321	$12.10	to	$12.22	$3,913	1.93%	0.75%	to	1.35%	11.21%	to	11.80%
ING Van Kampen Equity and Income Portfolio -
Service Class
2010	16,986	$9.50	to	$15.52	$207,495	1.64%	0.75%	to	2.60%	9.13%	to	11.22%
2009	17,055	$8.66	to	$13.99	$189,556	1.66%	0.75%	to	2.60%	19.14%	to	21.49%
2008	18,391	$7.23	to	$11.55	$169,926	7.22%	0.75%	to	2.60%	-25.55%	to	-24.14%
2007	8,181	$9.66	to	$15.26	$102,113	1.91%	0.75%	to	2.60%	0.59%	to	2.49%
2006	5,017	$11.82	to	$14.92	$61,397	2.21%	0.75%	to	2.60%	9.47%	to	11.56%
ING Strategic Allocation Conservative Portfolio -
Class S
2010	100	$14.20	to	$14.69	$1,451	4.21%	0.75%	to	1.35%	9.48%	to	10.04%
2009	102	$12.97	to	$13.35	$1,353	8.24%	0.75%	to	1.35%	16.11%	to	16.90%
2008	103	$11.17	to	$11.42	$1,170	4.28%	0.75%	to	1.35%	-24.93%	to	-24.47%
2007	96	$14.88	to	$15.12	$1,445	2.50%	0.75%	to	1.35%	4.26%	to	4.71%
2006	50	$14.33	to	$14.44	$717	1.55%	0.75%	to	1.20%	7.07%	to	7.36%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Growth Portfolio - Class S
2010	39	$15.41	to	$15.95	$601	3.36%	0.75%	to	1.35%	11.26%	to	11.93%
2009	42	$13.85	to	$14.25	$589	9.26%	0.75%	to	1.35%	23.22%	to	24.02%
2008	45	$11.24	to	$11.49	$512	3.10%	0.75%	to	1.35%	-36.98%	to	-36.69%
2007	25	$17.93	to	$18.15	$455	1.31%	0.75%	to	1.20%	3.52%	to	3.95%
2006	18	$17.32	to	$17.46	$308	0.48%	0.75%	to	1.20%	11.65%	to	12.07%
ING Strategic Allocation Moderate Portfolio - Class S
2010	51	$14.80	to	$15.32	$775	4.19%	0.75%	to	1.35%	10.20%	to	10.93%
2009	48	$13.43	to	$13.81	$657	7.97%	0.75%	to	1.35%	19.91%	to	20.51%
2008	50	$11.20	to	$11.46	$573	3.34%	0.75%	to	1.35%	-31.58%	to	-31.09%
2007	52	$16.37	to	$16.63	$862	2.06%	0.75%	to	1.35%	3.87%	to	4.46%
2006	44	$15.76	to	$15.92	$693	1.01%	0.75%	to	1.35%	9.29%	to	9.94%
ING Growth and Income Portfolio - Class I
2010	13	$8.85	to	$8.89	$114	0.90%	1.25%	to	1.40%	12.45%	to	12.67%
2009	14	$7.87	to	$7.89	$109	1.01%	1.25%	to	1.40%	28.50%	to	28.59%
2008	15	$6.12	to	$6.14	$90	1.67%	1.25%	to	1.40%	-38.55%	to	-38.35%
2007	15		$9.96		$150	(b)	1.25%	to	1.40%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING Growth and Income Portfolio - Class S
2010	51,286	$8.45	to	$15.07	$449,666	0.79%	0.50%	to	2.60%	10.89%	to	13.28%
2009	57,953	$7.62	to	$13.34	$453,859	1.45%	0.50%	to	2.60%	26.58%	to	29.34%
2008	44,763	$6.02	to	$10.33	$274,706	3.86%	0.50%	to	2.60%	-39.13%	to	-38.33%
2007	488	$9.94	to	$16.75	$7,420	1.64%	0.75%	to	2.20%	5.71%	to	6.35%
2006	310	$14.70	to	$15.75	$4,758	1.29%	0.75%	to	1.35%	12.40%	to	12.90%
ING GET U. S. Core Portfolio - Series 5
2010	1,090	$10.05	to	$10.78	$11,351	1.76%	1.45%	to	2.50%	-0.59%	to	0.56%
2009	1,378	$10.11	to	$10.72	$14,317	3.58%	1.45%	to	2.50%	-0.88%	to	0.19%
2008	1,627	$10.11	to	$10.70	$16,931	1.51%	1.45%	to	2.70%	-9.81%	to	-8.70%
2007	2,032	$11.19	to	$11.72	$23,310	1.78%	1.45%	to	2.75%	-0.62%	to	0.69%
2006	2,507	$11.17	to	$11.64	$28,664	1.86%	1.25%	to	3.10%	7.92%	to	9.61%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U. S. Core Portfolio - Series 6
2010	1,044	$9.86	to	$10.54	$10,706	2.15%	1.45%	to	2.50%	-0.50%	to	0.57%
2009	1,412	$9.61	to	$10.48	$14,418	2.17%	1.45%	to	3.10%	-1.44%	to	0.19%
2008	1,829	$9.75	to	$10.46	$18,708	1.91%	1.45%	to	3.10%	-9.05%	to	-7.52%
2007	2,246	$10.72	to	$11.39	$24,947	2.46%	1.25%	to	3.10%	0.19%	to	1.97%
2006	2,775	$10.70	to	$11.17	$30,412	2.27%	1.25%	to	3.10%	7.10%	to	9.08%
ING GET U. S. Core Portfolio - Series 7
2010	731	$9.60	to	$10.51	$7,465	2.15%	1.45%	to	2.95%	-0.52%	to	1.06%
2009	1,033	$9.65	to	$10.40	$10,450	2.29%	1.45%	to	2.95%	-1.93%	to	-0.48%
2008	1,169	$9.84	to	$10.45	$11,948	1.97%	1.45%	to	2.95%	-7.69%	to	-6.36%
2007	1,480	$10.62	to	$11.23	$16,210	2.54%	1.25%	to	3.10%	0.09%	to	2.00%
2006	2,117	$10.60	to	$11.01	$22,891	2.17%	1.25%	to	3.10%	6.85%	to	8.90%
ING GET U. S. Core Portfolio - Series 8
2010	399	$9.91	to	$10.66	$4,109	2.15%	1.25%	to	2.50%	-0.10%	to	1.14%
2009	543	$9.92	to	$10.54	$5,547	2.39%	1.25%	to	2.50%	-0.60%	to	0.57%
2008	725	$9.98	to	$10.48	$7,399	1.87%	1.25%	to	2.50%	-8.86%	to	-7.58%
2007	896	$10.77	to	$11.34	$9,955	2.27%	1.25%	to	3.10%	0.47%	to	2.35%
2006	998	$10.72	to	$11.08	$10,909	1.75%	1.25%	to	3.10%	7.31%	to	9.27%
ING GET U. S. Core Portfolio - Series 9
2010	387	$10.04	to	$10.62	$4,036	2.07%	1.45%	to	2.45%	1.21%	to	2.31%
2009	504	$9.89	to	$10.38	$5,144	2.25%	1.45%	to	2.50%	-1.00%
2008	596	$9.92	to	$10.38	$6,080	2.19%	1.45%	to	2.70%	-7.72%	to	-6.49%
2007	686	$10.65	to	$11.10	$7,521	2.59%	1.45%	to	3.10%	0.76%	to	2.40%
2006	940	$10.57	to	$10.88	$10,101	1.35%	1.25%	to	3.10%	6.77%	to	8.80%
ING GET U. S. Core Portfolio - Series 10
2010	318	$9.92	to	$10.59	$3,216	2.66%	1.25%	to	2.45%	1.53%	to	2.82%
2009	412	$9.75	to	$10.30	$4,090	2.82%	1.25%	to	2.50%	-3.37%	to	-2.09%
2008	501	$9.95	to	$10.52	$5,125	2.53%	1.25%	to	2.90%	-6.66%	to	-5.05%
2007	562	$10.66	to	$11.08	$6,095	2.00%	1.25%	to	2.90%	0.57%	to	2.31%
2006	805	$10.57	to	$10.83	$8,614	0.73%	1.25%	to	3.10%	6.44%	to	8.41%

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U. S. Core Portfolio - Series 11
2010	468	$9.94	to	$10.72	$4,857	2.38%	1.45%	to	2.95%	1.74%	to	3.28%
2009	565	$9.77	to	$10.38	$5,718	3.98%	1.45%	to	2.95%	-3.65%	to	-2.17%
2008	742	$10.14	to	$10.61	$7,708	2.42%	1.45%	to	2.95%	-2.31%	to	-0.93%
2007	836	$10.35	to	$10.71	$8,827	3.25%	1.45%	to	3.10%	-1.05%	to	0.56%
2006	1,056	$10.46	to	$10.65	$11,153	0.27%	1.45%	to	3.10%	5.29%	to	6.29%
ING GET U. S. Core Portfolio - Series 12
2010	187	$10.23	to	$10.77	$1,962	2.77%	1.45%	to	2.50%	3.13%	to	4.26%
2009	221	$9.71	to	$10.33	$2,232	3.19%	1.45%	to	3.05%	-3.67%	to	-2.09%
2008	268	$10.08	to	$10.55	$2,781	1.71%	1.45%	to	3.05%	-9.03%	to	-7.54%
2007	355	$11.07	to	$11.41	$4,014	1.30%	1.45%	to	3.10%	-0.18%	to	1.51%
2006	426	$11.09	to	$11.24	$4,768	(a)	1.45%	to	3.10%		(a)
ING GET U. S. Core Portfolio - Series 13
2010	1,215	$10.21	to	$10.69	$12,854	2.48%	1.45%	to	2.45%	3.97%	to	5.11%
2009	1,567	$9.82	to	$10.17	$15,806	3.48%	1.45%	to	2.45%	-4.47%	to	-3.51%
2008	2,204	$10.16	to	$10.54	$23,085	2.18%	1.45%	to	2.90%	-0.59%	to	0.86%
2007	3,493	$10.19	to	$10.45	$36,193	0.65%	1.45%	to	3.10%	1.70%	to	3.36%
2006	5,273	$10.02	to	$10.11	$53,117	(a)	1.45%	to	3.10%		(a)
ING GET U. S. Core Portfolio - Series 14
2010	3,418	$10.30	to	$10.75	$36,259	3.84%	1.45%	to	2.50%	4.24%	to	5.39%
2009	4,490	$9.72	to	$10.20	$45,358	3.95%	1.45%	to	3.05%	-3.76%	to	-2.30%
2008	7,383	$10.10	to	$10.44	$76,227	1.88%	1.45%	to	3.05%	-0.10%	to	1.56%
2007	8,660	$10.11	to	$10.28	$88,486	(b)	1.45%	to	3.10%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
ING BlackRock Science and Technology
Opportunities Portfolio - Class S
2010	23,192	$11.03	to	$17.01	$263,966	-	0.75%	to	2.60%	15.14%	to	17.23%
2009	22,823	$9.58	to	$14.51	$223,254	-	0.75%	to	2.60%	48.53%	to	51.46%
2008	13,408	$6.45	to	$9.58	$87,426	-	0.75%	to	2.60%	-40.81%	to	-40.46%
2007	71	$15.83	to	$16.09	$1,140	-	0.75%	to	1.35%	17.26%	to	17.96%
2006	41	$13.50	to	$13.64	$550	-	0.75%	to	1.35%	5.30%	to	5.98%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Euro STOXX 50 Index Portfolio - Class A
2010	541	$8.69	to	$8.83	$4,739	0.22%	1.00%	to	2.35%	-11.13%	to	-10.18%
2009	62	$9.79	to	$9.82	$608	(d)	1.15%	to	2.25%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING FTSE 100 Index Portfolio - Class A
2010	328	$10.89	to	$11.07	$3,595	0.28%	1.00%	to	2.35%	6.44%	to	7.59%
2009	74	$10.24	to	$10.27	$755	(d)	1.15%	to	2.25%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Hang Seng Index Portfolio - Class S
2010	5,992	$13.52	to	$13.85	$81,884	0.06%	0.95%	to	2.35%	5.05%	to	6.54%
2009	3,225	$12.87	to	$13.00	$41,686	(d)	0.95%	to	2.35%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Index Plus LargeCap Portfolio - Class S
2010	16,416	$8.66	to	$13.00	$161,332	1.70%	0.75%	to	2.60%	10.77%	to	12.77%
2009	19,841	$7.78	to	$11.56	$174,337	2.75%	0.75%	to	2.60%	19.74%	to	21.99%
2008	24,189	$6.45	to	$9.49	$174,373	2.25%	0.75%	to	2.60%	-39.00%	to	-37.84%
2007	25,928	$10.51	to	$15.31	$303,196	0.68%	0.75%	to	2.60%	2.05%	to	3.98%
2006	18,042	$10.70	to	$14.76	$204,688	0.88%	0.75%	to	2.60%	11.30%	to	13.44%
ING Index Plus MidCap Portfolio - Class S
2010	9,825	$9.69	to	$16.32	$131,427	0.85%	0.75%	to	2.60%	18.48%	to	20.73%
2009	11,403	$8.13	to	$13.56	$127,725	1.34%	0.75%	to	2.60%	28.07%	to	30.42%
2008	13,369	$6.31	to	$10.42	$115,644	1.19%	0.75%	to	2.60%	-39.37%	to	-38.21%
2007	16,517	$10.34	to	$16.90	$232,853	0.48%	0.75%	to	2.60%	2.49%	to	4.49%
2006	16,098	$10.83	to	$16.21	$220,692	0.44%	0.75%	to	2.60%	6.32%	to	8.27%

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus SmallCap Portfolio - Class S
2010	7,901	$9.17	to	$15.68	$99,899	0.49%	0.75%	to	2.60%	19.20%	to	21.57%
2009	8,979	$7.64	to	$12.93	$94,468	1.41%	0.75%	to	2.60%	21.34%	to	23.58%
2008	10,297	$6.26	to	$10.49	$88,612	0.67%	0.75%	to	2.60%	-35.36%	to	-34.20%
2007	13,011	$9.63	to	$15.97	$171,833	0.13%	0.75%	to	2.60%	-9.01%	to	-7.17%
2006	13,635	$11.83	to	$17.26	$197,450	0.25%	0.75%	to	2.60%	10.55%	to	12.65%
ING International Index Portfolio - Class S
2010	7,945	$7.82	to	$14.94	$65,044	3.38%	0.75%	to	2.60%	4.83%	to	6.79%
2009	8,995	$7.46	to	$13.99	$69,588	-	0.75%	to	2.60%	24.42%	to	26.32%
2008	998	$6.02	to	$6.09	$6,041	(c)	0.95%	to	2.35%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Japan TOPIX Index® Portfolio - Class A
2010	770	$10.92	to	$11.11	$8,463	0.07%	0.95%	to	2.35%	10.98%	to	12.46%
2009	33	$9.84	to	$9.87	$324	(d)	1.00%	to	2.35%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class S
2010	10,188	$13.02	to	$14.23	$142,575	0.54%	0.75%	to	2.35%	9.84%	to	11.61%
2009	11,210	$11.73	to	$12.75	$141,894	(d)	0.75%	to	2.55%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Index Portfolio - Class S
2010	39,726	$8.73	to	$14.33	$355,951	3.29%	0.80%	to	2.60%	9.13%	to	11.17%
2009	45,756	$8.00	to	$12.91	$372,497	-	0.80%	to	2.60%	20.57%	to	22.44%
2008	3,418	$6.66	to	$6.73	$22,903	(c)	0.80%	to	2.35%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2010	2,581	$13.42	to	$13.82	$35,226	1.65%	0.95%	to	2.60%	8.23%	to	10.12%
2009	1,922	$12.40	to	$12.55	$24,005	(d)	0.95%	to	2.60%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2010	18,579	$15.79	to	$16.27	$297,977	0.29%	0.90%	to	2.60%	22.59%	to	24.77%
2009	19,157	$12.88	to	$13.04	$248,368	(d)	0.90%	to	2.60%		(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Mid Cap Index Portfolio - Class S
2010	11,716	$10.13	to	$10.53	$120,857	0.51%	0.95%	to	2.35%	21.90%	to	23.74%
2009	10,132	$8.30	to	$8.51	$85,119	-	0.95%	to	2.40%	36.45%	to	38.37%
2008	3,704	$6.04	to	$6.15	$22,649	(c)	0.80%	to	2.35%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Small Cap Index Portfolio - Class S
2010	16,262	$10.51	to	$10.95	$174,052	0.44%	0.80%	to	2.35%	23.07%	to	25.00%
2009	13,275	$8.54	to	$8.76	$114,700	-	0.90%	to	2.35%	23.41%	to	25.32%
2008	10,143	$6.91	to	$7.00	$70,527	(c)	0.80%	to	2.45%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING Small Company Portfolio - Class S
2010	9,114	$10.65	to	$18.44	$102,443	0.32%	0.75%	to	2.35%	21.09%	to	23.07%
2009	8,151	$8.82	to	$15.02	$75,533	0.54%	0.75%	to	2.35%	24.23%	to	26.28%
2008	5,881	$7.09	to	$11.93	$43,479	0.10%	0.75%	to	2.55%	-32.17%	to	-31.74%
2007	166	$15.12	to	$17.52	$2,803	-	0.75%	to	1.35%	4.23%	to	4.89%
2006	135	$14.46	to	$16.75	$2,151	0.16%	0.75%	to	1.35%	14.53%	to	15.18%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING U. S. Bond Index Portfolio - Class S
2010	21,158	$10.72	to	$11.43	$232,631	2.46%	0.75%	to	2.60%	3.18%	to	5.12%
2009	23,840	$10.39	to	$10.89	$251,758	2.45%	0.75%	to	2.60%	2.77%	to	4.78%
2008	17,418	$10.11	to	$10.41	$177,261	(c)	0.75%	to	2.60%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING WisdomTreeSM Global High-Yielding Equity
Index Portfolio - Class S
2010	24,986	$7.89	to	$8.29	$201,282	3.31%	0.75%	to	2.35%	3.39%	to	5.07%
2009	27,525	$7.61	to	$7.89	$213,033	-	0.75%	to	2.35%	26.91%	to	28.92%
2008	23,942	$6.00	to	$6.12	$145,051	(c)	0.75%	to	2.35%		(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
ING International Value Portfolio - Class S
2010	620	$13.88	to	$15.55	$9,445	1.72%	0.75%	to	1.35%	1.00%	to	1.56%
2009	713	$13.71	to	$15.35	$10,718	1.54%	0.75%	to	1.35%	24.38%	to	25.22%
2008	740	$10.99	to	$12.29	$8,896	2.78%	0.75%	to	1.35%	-43.09%	to	-42.76%
2007	632	$19.26	to	$21.52	$13,183	1.57%	0.75%	to	1.35%	11.53%	to	12.21%
2006	380	$17.22	to	$19.23	$6,945	1.86%	0.75%	to	1.35%	27.09%	to	27.86%
ING MidCap Opportunities Portfolio - Class S
2010	34,369	$10.79	to	$20.50	$399,457	0.49%	0.50%	to	2.60%	26.91%	to	29.39%
2009	32,727	$8.49	to	$15.94	$297,130	0.12%	0.50%	to	2.35%	37.78%	to	40.23%
2008	34,217	$6.16	to	$11.41	$223,352	-	0.50%	to	2.45%	-39.19%	to	-38.22%
2007	2,454	$10.12	to	$18.51	$26,412	-	0.75%	to	2.35%	22.47%	to	24.51%
2006	3,017	$8.25	to	$14.90	$25,935	-	0.75%	to	2.35%	5.13%	to	6.84%
ING SmallCap Opportunities Portfolio - Class S
2010	7,156	$8.76	to	$18.69	$68,086	-	0.75%	to	2.35%	28.98%	to	31.14%
2009	8,154	$6.79	to	$14.29	$59,441	-	0.75%	to	2.35%	27.54%	to	29.65%
2008	9,121	$5.31	to	$11.04	$51,591	-	0.75%	to	2.45%	-36.17%	to	-35.11%
2007	11,476	$8.31	to	$17.06	$100,307	-	0.75%	to	2.60%	7.00%	to	9.00%
2006	14,427	$7.74	to	$15.69	$116,669	-	0.75%	to	2.60%	9.43%	to	11.49%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco V. I. Leisure Fund - Series I Shares
2010	1,709	$10.07	to	$12.88	$20,497	0.51%	0.95%	to	2.60%	18.64%	to	20.71%
2009	2,010	$8.46	to	$10.67	$20,121	1.81%	0.95%	to	2.60%	29.41%	to	31.57%
2008	2,328	$6.53	to	$8.11	$17,862	1.00%	0.95%	to	2.60%	-44.54%	to	-43.60%
2007	3,083	$11.74	to	$14.38	$42,305	1.58%	0.95%	to	2.60%	-3.39%	to	-1.78%
2006	3,723	$12.12	to	$14.64	$52,417	1.08%	0.95%	to	2.60%	21.32%	to	23.44%
Legg Mason ClearBridge Variable Large Cap Value
Portfolio - Class I

2010	10	$8.18	to	$8.23	$78	2.53%	1.25%	to	1.40%	7.92%	to	8.15%
2009	11	$7.58	to	$7.61	$80	1.31%	1.25%	to	1.40%	22.85%	to	22.94%
2008	12	$6.17	to	$6.19	$73	0.83%	1.25%	to	1.40%	-36.59%	to	-36.45%
2007	17	$9.73	to	$9.74	$169	(b)	1.25%	to	1.40%		(b)
2006	(b)		(b)		(b)	(b)		(b)			(b)
Legg Mason Global Currents Variable International
All Cap Opportunity Portfolio
2010	3	$13.36	to	$13.68	$39	2.35%	1.25%	to	1.40%	2.22%	to	2.40%
2009	4	$13.07	to	$13.36	$46	-	1.25%	to	1.40%	26.77%	to	27.00%
2008	4	$10.31	to	$10.52	$39	1.40%	1.25%	to	1.40%	-44.18%	to	-44.10%
2007	6	$18.47	to	$18.82	$104	0.83%	1.25%	to	1.40%	4.88%	to	4.96%
2006	8	$17.61	to	$17.93	$136	1.91%	1.25%	to	1.40%	24.10%	to	24.34%
Legg Mason Western Asset Variable High Income
Portfolio
2010	3	$21.17	to	$21.68	$72	9.33%	1.25%	to	1.40%	14.99%	to	15.20%
2009	4	$18.41	to	$18.82	$78	12.40%	1.25%	to	1.40%	57.75%	to	57.89%
2008	4	$11.67	to	$11.92	$51	9.94%	1.25%	to	1.40%	-30.99%	to	-30.86%
2007	6	$16.91	to	$17.24	$110	8.07%	1.25%	to	1.40%	-1.11%	to	-0.92%
2006	8	$17.10	to	$17.40	$138	6.49%	1.25%	to	1.40%	9.40%	to	9.57%
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
2010	97	$18.65	to	$19.30	$1,859	0.40%	0.75%	to	1.35%	21.42%	to	22.15%
2009	102	$15.36	to	$15.80	$1,600	0.50%	0.75%	to	1.35%	34.97%	to	35.86%
2008	71	$11.38	to	$11.63	$822	0.28%	0.75%	to	1.35%	-38.82%	to	-38.47%
2007	70	$18.60	to	$18.90	$1,323	0.19%	0.75%	to	1.35%	-2.72%	to	-2.17%
2006	43	$19.12	to	$19.32	$822	0.01%	0.75%	to	1.35%	13.41%	to	13.85%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
PIMCO Real Return Portfolio - Administrative Class
2010	985	$12.39	to	$12.83	$12,463	1.47%	0.75%	to	1.35%	6.63%	to	7.27%
2009	949	$11.62	to	$11.96	$11,216	2.94%	0.75%	to	1.35%	16.78%	to	17.49%
2008	745	$9.95	to	$10.18	$7,515	4.22%	0.75%	to	1.35%	-8.29%	to	-7.71%
2007	222	$10.85	to	$11.03	$2,430	4.24%	0.75%	to	1.35%	9.05%	to	9.64%
2006	130	$9.95	to	$10.06	$1,301	4.45%	0.75%	to	1.35%	-0.40%	to	0.10%
Pioneer Equity Income VCT Portfolio - Class II
2010	1,063	$13.11	to	$15.01	$15,665	1.99%	0.75%	to	1.35%	17.62%	to	18.27%
2009	1,206	$11.12	to	$12.72	$15,029	3.01%	0.75%	to	1.35%	12.29%	to	13.04%
2008	1,213	$9.87	to	$11.28	$13,323	2.72%	0.75%	to	1.35%	-31.41%	to	-30.97%
2007	1,031	$14.36	to	$16.39	$16,338	2.74%	0.75%	to	1.35%	-0.80%	to	-0.20%
2006	551	$14.44	to	$16.47	$8,556	2.31%	0.75%	to	1.35%	20.52%	to	21.20%
ProFund VP Bull
2010	1,815	$7.90	to	$11.12	$15,111	0.12%	0.95%	to	2.25%	10.03%	to	11.48%
2009	2,036	$7.18	to	$10.05	$15,316	0.65%	0.95%	to	2.25%	21.49%	to	23.28%
2008	2,280	$5.91	to	$8.22	$14,046	-	0.95%	to	2.60%	-39.27%	to	-38.28%
2007	2,986	$9.60	to	$13.43	$30,062	0.44%	0.90%	to	2.60%	0.85%	to	2.61%
2006	5,805	$9.42	to	$13.20	$57,596	0.22%	0.90%	to	2.60%	10.75%	to	12.62%
ProFund VP Europe 30
2010	1,006	$8.72	to	$13.52	$9,261	1.57%	0.95%	to	2.35%	0.21%	to	1.64%
2009	1,144	$8.70	to	$13.41	$10,444	2.60%	0.95%	to	2.35%	29.26%	to	31.05%
2008	1,401	$6.72	to	$10.32	$9,835	2.06%	0.90%	to	2.35%	-45.34%	to	-44.50%
2007	1,835	$12.05	to	$18.75	$23,421	2.03%	0.90%	to	2.60%	11.56%	to	13.54%
2006	2,641	$10.79	to	$16.66	$29,949	0.34%	0.90%	to	2.60%	14.46%	to	16.50%
ProFund VP Rising Rates Opportunity
2010	2,136	$4.70	to	$5.80	$10,541	-	0.95%	to	2.60%	-18.20%	to	-16.72%
2009	2,393	$5.72	to	$7.07	$14,303	0.55%	0.95%	to	2.60%	28.82%	to	30.95%
2008	2,870	$4.43	to	$5.47	$13,199	5.38%	0.95%	to	2.60%	-39.61%	to	-38.60%
2007	4,013	$7.26	to	$9.01	$30,230	5.33%	0.95%	to	2.60%	-7.67%	to	-6.07%
2006	5,900	$7.81	to	$9.72	$47,606	2.01%	0.95%	to	2.60%	7.34%	to	9.15%

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

Units	Unit Fair Value
(000's)	(lowest to highest)

Wells Fargo Advantage VT Omega Growth Fund -Class 2

2010	118	$12.56	to	$12.61
2009	(e)		(e)
2008	(e)		(e)
2007	(e)		(e)
2006	(e)		(e)
Wells Fargo Advantage VT Index Asset Allocation
Fund - Class 2
2010	180	$10.35	to	$12.27
2009	187	$9.35	to	$10.99
2008	210	$8.28	to	$9.65
2007	241	$11.94	to	$13.81
2006	268	$11.35	to	$13.02
Wells Fargo Advantage VT Intrinsic Value Fund -
Class 2
2010	72	$9.62	to	$11.54
2009	55	$8.64	to	$10.31
2008	60	$7.56	to	$8.97
2007	71	$12.16	to	$14.35
2006	79	$12.10	to	$14.20
Wells Fargo Advantage VT Small Cap Growth Fund -
Class 2
2010	24	$15.33	to	$18.47
2009	32	$12.37	to	$14.78
2008	44	$8.28	to	$9.82
2007	53	$14.46	to	$17.00
2006	61	$12.99	to	$15.15
Wells Fargo Advantage VT Total Return Bond Fund
2010	84	$12.06	to	$13.22
2009	89	$11.52	to	$12.53
2008	93	$10.52	to	$11.34
2007	119	$10.51	to	$11.24
2006	130	$10.12	to	$10.73

	Investment
Net Assets	Income	Expense RatioB			Total ReturnC
(000's)	RatioA	(lowest to highest)			(lowest to highest)

$1,487	(e)	1.40%	to	2.20%		(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)

$2,156	1.73%	1.40%	to	2.20%	10.70%	to	11.65%
$2,009	1.85%	1.40%	to	2.20%	12.92%	to	13.89%
$1,989	2.43%	1.40%	to	2.20%	-30.65%	to	-30.12%
$3,282	2.27%	1.40%	to	2.20%	5.20%	to	6.07%
$3,422	2.29%	1.40%	to	2.20%	9.75%	to	10.62%

$807	0.73%	1.65%	to	2.20%	11.34%	to	11.93%
$555	1.85%	1.65%	to	2.20%	14.29%	to	14.94%
$529	1.96%	1.65%	to	2.20%	-37.83%	to	-37.49%
$1,004	1.52%	1.65%	to	2.20%	0.50%	to	1.06%
$1,105	1.53%	1.65%	to	2.20%	15.90%	to	16.68%

$436	-	1.40%	to	2.20%	23.93%	to	24.97%
$464	-	1.40%	to	2.20%	49.40%	to	50.51%
$419	-	1.40%	to	2.20%	-42.74%	to	-42.24%
$884	-	1.40%	to	2.20%	11.32%	to	12.21%
$910	-	1.40%	to	2.20%	20.06%	to	21.01%

$1,075	3.34%	1.40%	to	2.20%	4.69%	to	5.51%
$1,080	4.46%	1.40%	to	2.20%	9.51%	to	10.49%
$1,029	4.95%	1.40%	to	2.20%	0.10%	to	0.89%
$1,314	4.61%	1.40%	to	2.20%	3.85%	to	4.75%
$1,376	4.52%	1.40%	to	2.20%	1.61%	to	2.39%

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Notes to Financial Statements

(a)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ingusa_item8.htm - Generated by SEC Publisher for SEC Filing

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements
Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Statements of Operations for the years ended December 31, 2010, 2009, and 2008	C-3
Balance Sheets as of December 31, 2010 and 2009	C-4
Statements of Changes in Shareholder’s Equity for the years ended December 31, 2010,
2009, and 2008	C-6
Statements of Cash Flows for the years ended December 31, 2010, 2009, and 2008	C-8
Notes to Financial Statements	C-10
C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of
December 31, 2010 and 2009, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/ Ernst & Young LLP

Atlanta, Georgia March 30, 2011

C-2

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Operations
(In millions)

	Years Ended December 31,
	2010	2009	2008
Revenues:
Net investment income	$ 1,356.4	$ 1,412.4	$ 1,438.0
Fee income	1,091.3	943.2	1,152.4
Premiums	280.6	786.1	19.1
Net realized capital losses:
Total other-than-temporary impairment losses	(300.1)	(538.9)	(1,028.1)
Portion of other-than-temporary impairment losses recognized in
Other comprehensive income (loss)	105.7	49.3	-
Net other-than-temporary impairments recognized in earnings	(194.4)	(489.6)	(1,028.1)
Other net realized capital losses	(611.3)	(2,007.5)	(453.6)
Total net realized capital losses	(805.7)	(2,497.1)	(1,481.7)
Other income	-	0.9	0.2
Total revenue	1,922.6	645.5	1,128.0
Benefits and expenses:
Interest credited and other benefits to contract owners	985.0	682.4	1,716.0
Operating expenses	428.4	386.1	291.7
Net amortization of deferred policy acquisition costs and value of
business acquired	411.6	(362.2)	680.5
Interest expense	32.1	32.9	30.5
Other expense	39.3	39.6	35.7
Total benefits and expenses	1,896.4	778.8	2,754.4
Income (loss) before income taxes	26.2	(133.3)	(1,626.4)
Income tax benefit	(55.1)	(136.5)	(245.2)
Net income (loss)	$ 81.3	$ 3.2	$ (1,381.2)

The accompanying notes are an integral part of these financial statements.

C-3

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Balance Sheets
(In millions, except share data)

	As of December 31,
	2010	2009
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,235.3 at 2010 and
$17,493.3 at 2009)	$ 20,913.7	$ 16,925.5
Fixed maturities at fair value using the fair value option	237.7	192.6
Equity securities, available-for-sale, at fair value (cost of $142.1 at 2010 and $150.8 at
2009)	150.2	154.3
Short-term investments	939.2	2,044.0
Mortgage loans on real estate	2,967.9	3,413.2
Policy loans	122.1	131.6
Loan - Dutch State obligation	843.9	1,026.0
Limited partnerships/corporations	295.8	252.6
Derivatives	293.1	355.8
Other investments	1.8	3.5
Securities pledged (amortized cost of $886.6 at 2010 and $1,079.4 at 2009)	889.4	1,092.5
Total investments	27,654.8	25,591.6
Cash and cash equivalents	71.5	40.1
Short-term investments under securities loan agreement, including collateral delivered	145.1	169.0
Accrued investment income	233.4	187.3
Receivable for securities sold	16.9	7.6
Premium receivable	38.0	86.9
Deposits and reinsurance recoverable	3,481.4	3,350.0
Deferred policy acquisition costs	3,155.0	3,718.0
Value of business acquired	68.1	113.4
Sales inducements to contract owners	665.9	810.2
Short-term loan to affiliate	593.6	545.5
Due from affiliates	92.8	816.3
Other assets	420.0	414.9
Assets held in separate accounts	44,413.3	42,996.1
Total assets	$ 81,049.8	$ 78,846.9

The accompanying notes are an integral part of these financial statements.

C-4

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets
(In millions, except share data)

	As of December 31,
	2010	2009
Liabilities and Shareholder’s Equity
Future policy benefits and claims reserves	$ 27,137.3	$ 27,044.7
Payable for securities purchased	3.1	115.7
Payables under securities loan agreement, including collateral held	203.0	201.1
Borrowed money	-	311.1
Notes to affiliates	435.0	435.0
Due to affiliates	120.3	122.5
Current income taxes	79.2	69.0
Deferred income taxes	181.0	767.5
Other liabilities	4,242.4	4,044.1
Liabilities related to separate accounts	44,413.3	42,996.1
Total liabilities	76,814.6	76,106.8

Shareholder’s equity:
Common stock (250,000 shares authorized, issued and outstanding; $10 per share value)	2.5	2.5
Additional paid-in capital	5,921.7	5,172.7
Accumulated other comprehensive income (loss)	132.3	(532.5)
Retained earnings (deficit)	(1,821.3)	(1,902.6)
Total shareholder’s equity	4,235.2	2,740.1
Total liabilities and shareholder’s equity	$ 81,049.8	$ 78,846.9

The accompanying notes are an integral part of these financial statements.

C-5

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity

Balance at January 1, 2008
Excluding impact of merger	$ 2.5	$ 4,132.7	$ (160.7)	$ (855.5)	$ 3,119.0
Impact of merger with affiliate	-	-	(19.7)	18.9	(0.8)
Balance at January 1, 2008	2.5	4,132.7	(180.4)	(836.6)	3,118.2
Comprehensive loss:
Net loss	-	-	-	(1,381.2)	(1,381.2)
Other comprehensive loss, net of tax,
including valuation allowance of $17.1:
Change in net unrealized capital gains
(losses) on securities ($(1,831.4) pretax),	-	-	(1,173.3)	-	(1,173.3)
Pension liability ($0.5 pretax)	-	-	0.3	-	0.3
Total comprehensive loss					(2,554.2)
Capital contribution from Parent	-	1,100.0	-	-	1,100.0
Capital distribution to Parent	-	(900.0)	-	-	(900.0)
Employee share-based payments	-	2.7	-	-	2.7
Balance at December 31, 2008	2.5	4,335.4	(1,353.4)	(2,217.8)	766.7
Cumulative effect of change in accounting
principle, net of deferred policy acquisition
costs and tax	-	-	(312.0)	312.0	-
Comprehensive income:
Net income	-	-	-	3.2	3.2
Other comprehensive loss, net of tax,
including change in valuation allowance of
$(64.7):
Change in net unrealized capital gains
(losses) on securities ($1,608.8 pretax)	-	-	1,148.7	-	1,148.7
Change in other-than-temporary
impairment losses recognized in other
comprehensive income (loss)	-	-	(15.2)	-	(15.2)
Pension liability ($0.9 pretax)	-	-	(0.6)	-	(0.6)
Total comprehensive income					1,136.1
Capital contribution from Parent	-	835.0	-	-	835.0
Employee share-based payments	-	2.3	-	-	2.3
Balance at December 31, 2009	2.5	5,172.7	(532.5)	(1,902.6)	2,740.1

The accompanying notes are an integral part of these financial statements.

C-6

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Changes in Shareholder’s Equity
(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity

Balance at January 1, 2010	2.5	5,172.7	(532.5)	(1,902.6)	2,740.1
Comprehensive income:
Net income	-	-	-	81.3	81.3
Other comprehensive income (loss), net of tax				-	-
including the decrease in valuation allowance of
$(173.0):
Change in net unrealized capital gains (losses)
on securities ($762.6 pretax)	-	-	671.1	-	671.1
Change in other-than-temporary impairment
losses recognized in other comprehensive
income (loss)	-	-	(6.9)	-	(6.9)
Pension liability ($0.9 pretax)	-	-	0.6	-	0.6
Total comprehensive income					746.1
Contribution of capital	-	749.0	-	-	749.0
Balance at December 31, 2010	$ 2.5	$ 5,921.7	$ 132.3	$ (1,821.3)	$ 4,235.2

The accompanying notes are an integral part of these financial statements.

C-7

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Cash Flows
(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Operating Activities:
Net income (loss)	$ 81.3	$ 3.2	$ (1,381.2)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs and sales inducements	(244.3)	(477.4)	(888.6)
Net amortization of deferred policy acquisition costs, value of business
acquired, and sales inducements	522.5	(584.7)	910.2
Net accretion/decretion of discount/premium	44.1	55.2	74.7
Future policy benefits, claims reserves, and interest credited	1,114.5	1,203.5	2,156.8
Provision for deferred income taxes	(678.0)	220.6	509.6
Net realized capital losses	805.7	2,497.1	1,481.7
Change in:
Accrued investment income	(46.1)	27.2	2.4
Reinsurance recoverable	(290.2)	(705.2)	(827.0)
Other receivables and asset accruals	15.9	318.4	(389.9)
Other reinsurance asset	16.9	(19.0)	(353.8)
Due to/from affiliates	721.3	(831.0)	64.5
Income tax recoverable	10.2	390.1	(361.8)
Other payables and accruals	205.7	1,109.5	17.9
Employee share-based payments	0.6	1.7	2.7
Other, net	(6.8)	(205.7)	163.8
Net cash provided by operating activities	2,273.3	3,003.5	1,182.0
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities	8,028.5	6,830.0	7,478.8
Equity securities, available-for-sale	66.8	136.5	162.8
Mortgage loans on real estate	714.7	566.6	474.5
Limited partnership/corporations	23.0	92.6	533.9
Acquisition of:
Fixed maturities	(10,791.6)	(3,162.7)	(7,002.2)
Equity securities, available-for-sale	(58.4)	(10.2)	(272.0)
Mortgage loans on real estate	(278.6)	(81.1)	(700.3)
Limited partnerships/corporations	(57.1)	(32.9)	(503.8)
Derivatives, net	(740.1)	(2,285.4)	(58.1)
Short-term investments, net	1,104.7	(1,928.8)	77.2
Loan-Dutch State obligation, net	182.1	180.5	-
Policy loans, net	9.5	12.8	-
Collateral held, net	25.8	14.5	6.2
Other, net	2.0	0.9	13.7
Net cash provided by (used in) investing activities	(1,768.7)	333.3	210.7

The accompanying notes are an integral part of these financial statements.

C-8

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Cash Flows
(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 3,549.4	$ 4,552.6	$ 8,473.0
Maturities and withdrawals from investment contracts	(4,571.3)	(11,282.1)	(9,520.7)
Reinsurance recoverable on investment contracts	7.3	2,704.5	93.8
Notes to affiliates	103.5	(545.5)	-
Short-term repayments of repurchase agreements, net	(311.1)	(172.0)	(232.4)
Capital distribution to Parent		-	(900.0)
Capital contribution from Parent	749.0	835.0	1,100.0
Net cash used in financing activities	(473.2)	(3,907.5)	(986.3)
Net increase in cash and cash equivalents	31.4	(570.7)	406.4
Cash and cash equivalents, beginning of period	40.1	610.8	204.4
Cash and cash equivalents, end of period	$ 71.5	$ 40.1	$ 610.8
Supplemental cash flow information:
Income taxes (received) paid, net	$ 614.0	$ (753.7)	$ (393.1)
Interest paid	$ 29.1	$ 35.4	$ 50.5
Non-cash transfers:
Securities received from affiliate under reinsurance agreement	$ -	$ 2,084.7	$ -
Loan-Dutch State obligation	$ -	$ 1,206.5	$ -

The accompanying notes are an integral part of these financial statements.

C-9

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and the District of Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”),
which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New
York Stock Exchange under the symbol “ING”.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that while the option of one global initial public offering (“IPO”) remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S.-focused IPO.

On September 30, 2010, ING USA purchased the remaining 30% interest in PFP Holdings LP (“PFP”), an affiliate, from ING Clarion, an affiliate, for $11.0. The Company previously held a 70% equity interest in PFP. Immediately upon acquisition, PFP was dissolved as ING USA owned 100% of the limited partnership. This acquisition is treated as a combination of entities under common control (i.e.
the comparative financial statements were revised and presented as if the transaction had occurred on the opening balance sheet date). This resulted in a reduction in total Shareholder’s equity of $0.8 at
January 1, 2008.

Description of Business

The Company currently offers various insurance products, including immediate and deferred fixed annuities. The Company’s fixed annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and affiliated broker-
dealers. The Company’s primary annuity customers are individual consumers. The Company ceased new sales of variable annuity products in March of 2010, as part of a global business strategy and risk

C-10

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

reduction plan. Some new amounts will continue to be deposited on ING USA variable annuities as add-
on premiums to existing contracts.

The Company also offers guaranteed investment contracts and funding agreements (collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company has one operating segment.

Recently Adopted Accounting Standards

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the FASB issued ASU 2010-20, “Receivables (ASC Topic 310): Disclosures about the
Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method. For each disaggregated ending balance, an entity is required to also disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments footnote to these financial statements, except for the disclosures that include information for activity that occurs during a reporting period, which are effective for periods beginning after December 15, 2010 and the disclosures about troubled debt restructuring. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

C-11

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815): Scope
Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another.

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the
Company under ASC Topic 815.

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC
Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§	Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§	Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§	Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§	Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, and are included in the Financial Instruments footnote to these financial statements, except for the disclosures related to the
Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to
Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

C-12

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

§	Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and
§	Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810):
Amendments for Certain Investment Funds” (“ASU 2010-10”), which primarily defers to ASU 2009-17 for an investment in an entity that is accounted for as an investment company.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous accounting principles generally accepted in the United States (“US GAAP”). The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments footnote to these financial statements.

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic 860):
Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

§	Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;
§	Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and
§	Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any QSPEs under previous US GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company under US
GAAP.

C-13

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures (ASC
Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its
Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the
Company under US GAAP. The disclosure provisions required by ASU 2009-12 are presented in the
Investments footnote to these financial statements.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855,
“Subsequent Events,” which establishes:

§	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855):
Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the
Organization and Significant Accounting Policies footnote to these financial statements.

C-14

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,” which requires:

§	Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;
§	Total other-than-temporary impairments (“OTTI”) to be presented in the Statement of Operations with an offset recognized in Accumulated other comprehensive income (loss) for the noncredit related impairments;
§	A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from Retained earnings (deficit) to Accumulated other comprehensive income (loss); and
§	Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009. As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $312.0 after considering the effects of deferred policy acquisition costs (“DAC”) and income taxes of
$(139.1) and $48.6, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$ 53.3
Foreign	69.2
Residential mortgage-backed	64.3
Commercial mortgage-backed	92.6
Other asset-backed	123.1
Total investments, available-for-sale	$ 402.5

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these financial statements.

C-15

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

§	How and why derivative instruments are used;
§	How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
§	How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009 and are included in the Financial Instruments footnote to these financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

New Accounting Pronouncements

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944):
Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”),
which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the US GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, and should be applied prospectively. Retrospective application is permitted, and early adoption is permitted at the beginning of an entity’s annual reporting period. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-26.

Consolidation Analysis of Investments Held through Separate Accounts
In April 2010, the FASB issued ASU 2010-15, “Financial Services-Insurance (ASC Topic 944): How
Investments Held through Separate Accounts Affect an Insurer’s

C-16

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 are effective for fiscal years and interim periods beginning after
December 15, 2010. The amendments are to be applied retrospectively to all prior periods as of the date of adoption. The Company does not expect any effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 944.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications. In the Statements of Operations for the year ended December 31, 2009, Premiums and Interest credited and other benefits to contract owners were increased by $92.0 related to fourth quarter 2009 activity under a reinsurance transaction, which had no effect on net income.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities, except those accounted for using the fair value option, and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in DAC, value of business acquired (“VOBA”), and deferred income taxes. Fixed maturities accounted for using the fair value option are reported at fair value with changes in fair value recognized in the Statement of Operations.

C-17

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-
than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the
Statements of Operations as an other-than-temporary impairment (“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-
temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Balance Sheets.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company utilizes the following methodology and significant inputs:

§	Recovery value is estimated by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the current yield prior to impairment for a fixed rate security or current coupon yield for a floating rate security.
§	Collectability and recoverability are estimated using the same considerations as the Company uses in its overall impairment analysis which includes, but is not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

C-18

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

§	Additional factors considered for structured securities such as Residential Mortgage-backed
Securities (“RMBS”), Commercial Mortgage-backed Securities (“CMBS”) and other Asset-backed
Securities (“ABS”) include, but are not limited to, quality of underlying collateral, anticipated loss severities, collateral default rates, and other collateral characteristics such as vintage, re-payment terms, and the geographical makeup of the collateral.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value certain collateralized mortgage obligations (“CMO-Bs”) which commenced in the first quarter of 2010.

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

C-19

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain US Treasury securities. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes US and foreign corporate bonds, ABS, US agency and government guaranteed securities, CMBS, and RMBS, including CMO-Bs.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the

C-20

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2010, $235.3 and $17.3 billion of a total of $22.0 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. For CMO-Bs, the average of several broker quotes may be used when multiple quotes are available. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the
Company considers reflective of the fair value of each privately placed bond.

Trading activity for the Company’s RMBS, particularly subprime and Alt-A RMBS, declined during
2008 as a result of the dislocation of the credit markets. The Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-
A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for
Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. Due to increased trade activity of Alt-A RMBS during the second half of 2009, the Company determined that the Alt-A RMBS

C-21

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market was that it was active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Balance
Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard &
Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the
Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the
Company’s valuation process. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Embedded derivatives - Investment contract guarantees: The Company records guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed riders for Guaranteed
Minimum Accumulated Benefits (“GMABs”) and Guaranteed Minimum Withdrawal Benefits
(“GMWBs”) without life contingencies in accordance with US GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related

C-22

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

The Company also records for its fixed indexed annuity (“FIA”) contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with US GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

Nonperformance risk for investment contract guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default swap spread is applied to the discount factors for FIAs and the risk-free rates for GMABs and GMWBs in the
Company’s valuation models in order to incorporate credit risk into the fair values of these investment contract guarantees. As of December 31, 2010, the credit spreads of ING and the Company increased by approximately 150 basis points from December 31, 2009, which contributed to changes in the valuation of the reserves for all investment contract guarantees.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and Security Life of Denver International Limited (“SLDI”). As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.

The following investments are reported at values other than fair value on the Balance Sheets and are therefore not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan’s effective

C-23

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Loan - Dutch State obligation: The reported value of The State of the Netherlands (the “Dutch State”)
loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

Other investments: Other investments are comprised primarily of investments in joint ventures, accounted for under the equity method, and real estate reported at cost.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”)
and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty

C-24

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the
Company to fund substantially all of the cost of purchasing replacement assets. Cash collateral received is invested in short-term investments, with the offsetting collateral liability included in Borrowed money on the Balance Sheets. At December 31, 2010, the Company did not have any securities pledged in dollar rolls and repurchase agreement transactions. At December 31, 2009, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $354.1 and is included in
Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $0 and $311.1 at December 31, 2010 and
2009, respectively, and is included in Borrowed money on the Balance Sheets. In addition to the repurchase obligation, at December 31, 2009, the Company held $28.9 in collateral posted by the counterparty in connection with the increase in the value of pledged securities that will be released upon settlement.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2010 and 2009, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2010. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102%
of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At
December 31, 2010 and 2009, the fair value of loaned securities was $139.7 and $163.7, respectively, and is included in Securities pledged on the Balance Sheets.

C-25

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging purposes to reduce the
Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, options and futures, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.
Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the
Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains
(losses) in the Statements of Operations.

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the
Company’s derivative agreements may be triggered, which could negatively impact overall liquidity.
For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below BBB+/Baal.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Statements of Operations.

In addition, the Company has entered into a coinsurance with funds withheld arrangement which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust. The embedded derivative within the coinsurance funds withheld arrangement is included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the
Statement of Operations.

C-26

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

DAC and VOBA

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the
Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

Current US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with current US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of Operations.

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of

C-27

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-
accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include estimated future hedging and guaranteed benefit costs, surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Reserves

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience. Changes in, or deviations from, the assumptions used can significantly affect the
Company’s reserve levels and related future operations.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal and traditional life insurance contracts, and
GICs.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon.
Deferred annuity crediting rates and reserve interest rates vary by product and ranged from 0% to 7.8%
for the years 2010, 2009, and 2008.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity

C-28

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

plan type, year of issue, and policy duration. For the years 2010, 2009, and 2008, immediate annuity reserve interest rates ranged from 0% to 8.0%.

Reserves for FIAs are computed in accordance with the requirements of FASB ASC Topic 944,
“Financial Services – Insurance”, Topic 815, “Derivatives and Hedging”, and Topic 820, “Fair Value
Measurements and Disclosures”. Accordingly, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of
Operations.

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums.

Under the requirements of ASC Topic 944, the Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The additional reserve for such products recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business that meets the requirements for additional reserves as outlined in ASC Topic 944, and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates using rates consistent with the deferred policy acquisition costs model for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

GMABs and GMWBs without life contingent payouts are considered to be derivatives under ASC Topic
815 and Topic 820. The additional reserves for these guarantees are recognized at fair value through the
Statements of Operations.

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

C-29

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Sales Inducements

Sales inducements represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement. Sales inducements are amortized as a component of Interest credited and other benefits to contract owners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contract owner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed.
Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations, but are recorded directly to Future policy benefits and claims reserves on the Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the
Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

§ such separate accounts are legally recognized;

C-30

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

§	assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
§	investments are directed by the contractholder;
§	and, all investment performance, net of contract fees and assessments, is passed through to the contractholder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of
Operations. The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Deposits and Reinsurance Recoverable

The Company utilizes reinsurance agreements to reduce its exposure to large losses in most aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Participating Insurance

Participating business approximates 8.0% of the Company’s ordinary life insurance in force and 28.0%
of life insurance premium income. The amount of dividends to be paid is determined annually by the
Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $12.1, $12.4, and
$13.7, were incurred during the years ended December 31, 2010, 2009, and 2008, respectively.

Income Taxes

The Company files a consolidated federal income tax return with ING America Insurance Holdings, Inc.
(“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH. The Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby
ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

C-31

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$ 1,595.7	$ 19.4	$ 2.4	$ -	$ 1,612.7
U.S. government agencies and authorities	24.2	0.3	0.2	-	24.3
State, municipalities, and political subdivisions	126.5	3.6	11.6	-	118.5

U.S. corporate securities:
Public utilities	1,526.4	83.2	18.4	-	1,591.2
Other corporate securities	7,514.5	366.7	63.2	0.3	7,817.7
Total U.S. corporate securities	9,040.9	449.9	81.6	0.3	9,408.9

Foreign securities(1):
Government	474.6	39.0	4.3	-	509.3
Other	4,742.9	216.7	69.9	0.1	4,889.6
Total foreign securities	5,217.5	255.7	74.2	0.1	5,398.9

Residential mortgage-backed securities	2,028.7	240.8	31.3	67.2	2,171.0
Commercial mortgage-backed securities	2,112.2	125.8	31.8	7.3	2,198.9
Other asset-backed securities	1,213.9	17.8	92.0	32.1	1,107.6

Total fixed maturities, including securities
pledged	21,359.6	1,113.3	325.1	107.0	22,040.8
Less: securities pledged	886.6	17.5	14.7	-	889.4
Total fixed maturities	20,473.0	1,095.8	310.4	107.0	21,151.4
Equity securities	142.1	8.1	0.0	-	150.2
Total investments	$ 20,615.1	$ 1,103.9	$ 310.4	$ 107.0	$ 21,301.6

(1) Primarily U.S. dollar denominated.
(2) Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

C-32

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities were as follows as of December 31, 2009.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$ 4,201.0	$ 2.5	$ 80.0	$ -	$ 4,123.5
U.S. government agencies and authorities	26.1	0.1	1.6	-	24.6
State, municipalities, and political subdivisions	47.8	2.2	5.2	-	44.8

U.S. corporate securities:
Public utilities	997.4	57.5	6.9	-	1,048.0
Other corporate securities	4,290.8	247.8	71.8	0.4	4,466.4
Total U.S. corporate securities	5,288.2	305.3	78.7	0.4	5,514.4

Foreign securities(1):
Government	369.8	23.8	8.3	-	385.3
Other	2,880.8	131.7	78.5	0.4	2,933.6
Total foreign securities	3,250.6	155.5	86.8	0.4	3,318.9

Residential mortgage-backed securities	1,713.1	210.7	150.7	70.9	1,702.2
Commercial mortgage-backed securities	3,012.5	25.3	448.2	-	2,589.6
Other asset-backed securities	1,226.0	11.8	316.8	28.4	892.6

Total fixed maturities, including securities
pledged	18,765.3	713.4	1,168.0	100.1	18,210.6
Less: securities pledged	1,079.4	35.3	22.2	-	1,092.5
Total fixed maturities	17,685.9	678.1	1,145.8	100.1	17,118.1
Equity securities	150.8	4.3	0.8	-	154.3
Total investments	$ 17,836.7	$ 682.4	$ 1,146.6	$ 100.1	$ 17,272.4

(1) Primarily U.S. dollar denominated.
(2) Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

At December 31, 2010 and 2009, net unrealized gains (losses) were $689.3 and $(551.2), respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

C-33

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, including securities pledged, as of
December 31, 2010, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 805.0	$ 821.6
After one year through five years	5,775.1	6,018.0
After five years through ten years	5,214.7	5,394.9
After ten years	4,210.0	4,328.8
Mortgage-backed securities	4,140.9	4,369.9
Other asset-backed securities	1,213.9	1,107.6
Fixed maturities, including securities pledged	$ 21,359.6	$ 22,040.8

The Company did not have any investments in a single issuer, other than obligations of the U.S.
government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity at December 31, 2010 and 2009.

At December 31, 2010 and 2009, fixed maturities with fair values of $12.4 and $12.1, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including
CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2010 and
2009, approximately 22.9% and 26.1%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”) and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2010 and 2009, the Company had $1,579.6 and $1,304.5, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in
Future policy benefits and claims reserves, in the Balance Sheets. At December 31, 2010 and 2009,
assets with a market value of $1,930.1 and $1,657.9, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, in the
Balance Sheets.

C-34

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility (the
“Back-Up Facility”) covering 80% of ING’s Alt-A RMBS. Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING
Bank, FSB and ING affiliates within ING Insurance US with a book value of $36.0 billion, including book value of $1.4 billion of the Alt-A RMBS portfolio owned by the Company (with respect to the
Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a
result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees were paid both by the Company and the
Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the
Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to
20% of any results on the portfolio. The ING-Dutch State Transaction closed March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s
Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the
Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities
Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the
Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the
Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support
Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions made with respect to the 80% participation interest in the Company’s
Designated Securities Portfolio. The Dutch State payment obligation to the Company under the
Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan -
Dutch State obligation on the Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company reduced the unrealized loss balance in Accumulated other comprehensive loss included in Shareholder’s equity by $411.3 and recognized a gain of $117.6, which was reported in Net realized capital losses on the Statements of
Operations.

C-35

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $18.9 was sold for cash to an affiliate, Lion II Custom Investments LLC
(“Lion II”). Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the
“Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. The Step 1 Cash
Transfer closed on March 31, 2009, and the Company recognized a gain of $7.9 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital gains (losses)
on the Statements of Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The
Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations
(“CLOs”) of $2.7 and $2.3 at December 31, 2010 and 2009, respectively, is included in Limited partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Statements of Operations.

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade (“BIG”) securities by duration were as follows at December 31, 2010 and 2009.

C-36

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		2010				2009
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized
cost	$ 124.6	28.8%	$ 12.4	2.9%	$ 170.1	13.5%	$ 21.2	1.7%
More than six months and twelve
months or less below amortized
cost	2.2	0.5%	0.1	0.0%	259.3	20.4%	200.8	15.8%
More than twelve months below
amortized cost	124.9	28.9%	167.9	38.9%	419.0	33.0%	197.7	15.6%
Total unrealized capital losses	$ 251.7	58.2%	$ 180.4	41.8%	$ 848.4	66.9%	$ 419.7	33.1%

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2010 and 2009.

		Six Months		More than
		or Less		Six Months and		More than	Total
		Below		Twelve Months	Twelve Months		Unrealized
		Amortized		or Less Below		Below	Capital
2010		Cost		Amortized Cost	Amortized Cost		Losses
Interest rate or spread widening		$ 128.4		$ 2.1	$ 39.9		$ 170.4
Mortgage and other asset-backed securities			8.6	0.2		252.9		261.7
Total unrealized capital losses		$ 137.0		$ 2.3	$ 292.8		$ 432.1
Fair value		$ 5,096.8		$ 86.9	$ 1,622.6		$ 6,806.3

2009
Interest rate or spread widening		$ 99.3		$ 31.6	$ 122.2		$ 253.1
Mortgage and other asset-backed securities			92.0	428.5		494.5		1,015.0
Total unrealized capital losses		$ 191.3		$ 460.1	$ 616.7		$ 1,268.1
Fair value		$ 5,275.0		$ 1,059.8	$ 2,707.3		$ 9,042.1

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows at
December 31, 2010 and 2009.

C-37

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2010
U.S. Treasuries	$ 677.8	$ 2.4	$ $		$ $		$ 677.8	$ 2.4
U.S. government agencies and
authorities	18.1	0.2					18.1	0.2
U.S. corporate, state, and
municipalities	2,494.7	73.0	37.1	1.0	258.9	19.5	2,790.7	93.5
Foreign	1,277.5	52.8	35.8	1.1	195.4	20.4	1,508.7	74.3
Residential mortgage-backed	472.6	7.2	1.0	0.1	336.5	91.2	810.1	98.5
Commercial mortgage-backed	22.6	0.4	4.3	0.1	390.2	38.6	417.1	39.1
Other asset-backed	133.5	1.0	8.7	0.0	441.6	123.1	583.8	124.1
Total	$ 5,096.8	$ 137.0	$ 86.9	$ 2.3	$ 1,622.6	$ 292.8	$ 6,806.3	$ 432.1

2009
U.S. Treasuries	$ 3,761.2	$ 80.0	$ -	$ -	$ -	$ -	$ 3,761.2	$ 80.0
U.S. government agencies and
authorities	15.2	0.8	8.2	0.8	-	-	23.4	1.6
U.S. corporate, state, and
municipalities	273.8	6.7	108.1	13.5	737.7	64.1	1,119.6	84.3
Foreign	228.1	11.8	107.8	17.3	472.6	58.1	808.5	87.2
Residential mortgage-backed	138.2	46.5	185.1	92.3	253.5	82.8	576.8	221.6
Commercial mortgage-backed	795.5	44.1	534.6	243.1	682.7	161.0	2,012.8	448.2
Other asset-backed	63.0	1.4	116.0	93.1	560.8	250.7	739.8	345.2
Total	$ 5,275.0	$ 191.3	$ 1,059.8	$ 460.1	$ 2,707.3	$ 616.7	$ 9,042.1	$ 1,268.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 81.6% of the average book value as of December 31, 2010.

C-38

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31,
2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
Six months or less below amortized cost	$ 5,650.7	$ 49.3	$ 172.3	$ 13.2	585	14
More than six months and twelve months or less
below amortized cost	289.5	18.9	15.9	4.8	46	3
More than twelve months below amortized cost	688.7	541.3	40.6	185.3	95	137
Total	$ 6,628.9	$ 609.5	$ 228.8	$ 203.3	726	154

2009
Six months or less below amortized cost	$ 6,183.9	$ 396.5	$ 265.1	$ 111.8	282	96
More than six months and twelve months or less
below amortized cost	1,250.9	981.6	68.8	433.2	191	115
More than twelve months below amortized cost	616.0	881.3	27.8	361.4	113	158
Total	$ 8,050.8	$ 2,259.4	$ 361.7	$ 906.4	586	369

	C-39

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
U.S. Treasuries	$ 680.2	$ -	$ 2.4	$ -	2	-
U.S. government agencies and authorities	18.3	-	0.2	-	2	-
U.S. corporate, state and municipalities	2,850.0	34.2	84.1	9.4	279	6
Foreign	1,563.7	19.3	69.2	5.1	142	7
Residential mortgage-backed	636.6	272.0	22.1	76.4	121	77
Commercial mortgage-backed	418.6	37.6	22.1	17.0	27	9
Other asset-backed	461.5	246.4	28.7	95.4	153	55
Total	$ 6,628.9	$ 609.5	$ 228.8	$ 203.3	726	154

2009
U.S. Treasuries	$ 3,841.2	$ -	$ 80.0	$ -	21	-
U.S. government agencies and authorities	25.0	-	1.6	-	4	-
U.S. corporate, state and municipalities	1,139.0	64.9	67.8	16.5	220	32
Foreign	712.7	183.0	33.1	54.1	93	30
Residential mortgage-backed	334.8	463.6	35.9	185.7	83	119
Commercial mortgage-backed	1,534.5	926.5	104.2	344.0	96	60
Other asset-backed	463.6	621.4	39.1	306.1	69	128
Total	$ 8,050.8	$ 2,259.4	$ 361.7	$ 906.4	586	369

For the year ended December 31, 2010, unrealized capital losses on fixed maturities decreased by
$836.0. Lower unrealized losses are due to lower yields and the overall tightening of credit spreads since the end of 2009, leading to higher fair value of fixed maturities.

At December 31, 2010, the Company had 1 fixed maturity with an unrealized capital loss in excess of
$10.0. The unrealized capital loss on this fixed maturity equaled $17.8, or 4.1% of the total unrealized losses, as of December 31, 2010. At December 31, 2009, the Company had 19 fixed maturities with unrealized capital losses in excess of $10.0. The unrealized capital losses on these fixed maturities equaled $353.9, or 27.9% of the total unrealized losses, as of December 31, 2009.

All investments with fair values less than amortized cost are included in the Company’s other-than-
temporary impairment analysis, and impairments were recognized as disclosed

C-40

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

in “Other-Than-Temporary Impairments,” which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Statements of Operations, excluding noncredit impairments included in Accumulated other comprehensive income (loss), by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. treasuries	$ -	-	$ 114.7	10	$ -	-
U.S. corporate	4.8	19	55.2	55	289.1	230
Foreign(1)	30.7	23	31.1	45	229.4	108
Residential mortgage-backed	24.5	67	78.6	84	289.8	98
Commercial mortgage-backed	23.2	7	70.9	5	107.4	26
Other asset-backed	104.6	54	114.5	44	75.1	67
Equity securities	0.0	1	3.3	5	32.0	12
Public utilities	0.3	5	-	-	-	-
Mortgage loans on real estate	6.3	5	20.9	8	4.8	1
Limited partnerships	-	-	0.4	1	0.5	1
Total	$ 194.4	181	$ 489.6	257	$ 1,028.1	543

(1) Primarily U.S. dollar denominated.

The above tables include $95.5, $171.2, and $369.7 for the years ended December 31, 2010, 2009, and
2008, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $98.9, $318.4, and $658.4 in write-downs for the years ended
December 31, 2010, 2009, and 2008, respectively, are related to intent impairments.

C-41

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$ -	-	$ 114.7	10	$ -	-
U.S. Corporate	3.8	18	45.9	41	199.8	178
Foreign(1)	12.8	18	25.6	41	146.5	87
Residential mortgage-backed	6.1	11	2.9	1	142.9	40
Commercial mortgage-backed	3.9	2	70.9	5	107.4	26
Other asset-backed	72.0	35	58.4	13	61.8	32
Public utilities	0.3	5	-	-	-	-
Total	$ 98.9	89	$ 318.4	111	$ 658.4	363

(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security. In late first quarter 2011, the Company changed its intent to hold certain securities and will record other-than-temporary impairments of approximately $50.0.

The following tables identify the noncredit impairments recognized in Accumulated other comprehensive income (loss) by type for the years ended December 31, 2010 and 2009.

	2010		2009
		No of		No of
	Impairment	Securities	Impairment	Securities
U.S. corporate	$ - *	2	$ -	-
Commercial mortgage-backed	17.6	5	-	-
Residential mortgage-backed	22.4	33	28.4	26
Other asset-backed	65.7	16	20.9	15
Total	$ 105.7	56	$ 49.3	41

* Less than $0.1.

The remaining fair value of fixed maturities with other-than-temporary impairments as of December 31,
2010, 2009, and 2008 was $2.3 billion, $2.4 billion, and $2.3 billion, respectively.

C-42

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables identify the amount of credit impairments on fixed maturities for the years ended
December 31, 2010 and 2009, for which a portion of the OTTI was recognized in Accumulated other comprehensive income (loss), and the corresponding changes in such amounts.

	2010	2009
Balance at January 1	$ 123.3	$ -
Implementation of OTTI guidance included in ASC Topic 320(1)	-	92.7
Additional credit impairments:
On securities not previously impaired	20.0	21.7
On securities previously impaired	20.2	13.8
Reductions:
Securities sold, matured, prepaid or paid down	(27.0)	(4.9)
Balance at December 31	$ 136.5	$ 123.3

(1) Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2010, 2009, and
2008.

		2010	2009	2008
Fixed maturities		$ 1,182.2	$ 1,240.9	$ 1,361.0
Equity securities, available-for-sale		6.4	21.0	(0.2)
Mortgage loans on real estate		180.8	198.7	223.6
Real Estate		(3.3)	-	-
Policy loans		7.2	7.6	8.8
Short-term investments and cash equivalents		4.1	5.6	4.5
Other		32.1	(1.2)	(53.3)
Gross investment income		1,409.5	1,472.6	1,544.4
Less: investment expenses		53.1	60.2	106.4
Net investment income		$ 1,356.4	$ 1,412.4	$ 1,438.0

	C-43

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities, available-for-sale, including net OTTI of
$(187.8), $(465.0), and $(990.8) in 2010, 2009, and 2008,
respectively	$ 11.8	$ (298.0)	$ (976.0)
Fixed maturities at fair value using the fair value option	(14.6)	117.6	0.1
Equity securities, available-for-sale, including net OTTI of $0,
$(3.3), and $(32.0) in 2010, 2009, and 2008, respectively	1.9	6.4	(52.9)
Derivatives	(795.6)	(2,307.2)	(447.5)
Other investments, including net OTTI of $(6.6), $(21.3), and
$(5.3) in 2010, 2009, and 2008, respectively	(9.1)	(15.9)	(5.4)
Net realized capital losses	$ (805.7)	$ (2,497.1)	$ (1,481.7)
After-tax net realized capital losses	$ (580.7)	$ (1,590.2)	$ (1,337.1)

Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows for the periods ended December 31, 2010, 2009, and 2008.

		2010	2009	2008
Proceeds on sales		$ 6,211.7	$ 5,202.4	$ 6,893.4
Gross gains		243.1	173.3	100.2
Gross losses		37.4	98.3	164.9

	C-44

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.	Financial Instruments

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009.

			2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$ 1,552.3	$ 60.4	$ -	$ 1,612.7
U.S government agencies and authorities	-	24.3	-	24.3
U.S. corporate, state and municipalities	-	9,487.3	40.1	9,527.4
Foreign	-	5,389.1	9.8	5,398.9
Residential mortgage-backed securities	-	1,979.5	191.5	2,171.0
Commercial mortgage-backed securities	-	2,198.9	-	2,198.9
Other asset-backed securities	-	458.2	649.4	1,107.6
Equity securities, available-for-sale	136.7	-	13.5	150.2
Derivatives:
Interest rate contracts	2.6	162.5	12.0	177.1
Foreign exchange contracts	-	5.1	-	5.1
Equity contracts	12.4	-	95.3	107.7
Credit contracts	-	3.2	-	3.2
Embedded derivative on reinsurance	-	20.9	-	20.9
Cash and cash equivalents, short-term investments, and short-
term investments under securities loan agreement	1,155.8	-	-	1,155.8
Assets held in separate accounts	44,413.3	-	-	44,413.3
Total	$ 47,273.1	$ 19,789.4	$ 1,011.6	$ 68,074.1

Liabilities:
Investment contract guarantees:
Fixed Indexed Annuities (“FIA”)	$ -	$ -	$ 1,165.5	$ 1,165.5
Guaranteed Minimum Withdrawal and Accumulation
Benefits (“GMWB” and “GMAB”)	-	-	77.0	77.0
Embedded derivative on reinsurance
Derivatives:
Interest rate contracts	-	419.2	0.3	419.5
Foreign exchange contracts	-	42.1	-	42.1
Equity contracts	0.8	-	16.0	16.8
Credit contracts	-	0.1	14.4	14.5
Total	$ 0.8	$ 461.4	$ 1,273.2	$ 1,735.4

(1)	Level 3 net assets and liabilities accounted for (0.4)% of total net assets and liabilities measured at fair value on a recurring basis.
Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled (1.2)%.

C-45

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

			2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$ 4,123.5	$ -	$ -	$ 4,123.5
U.S government agencies and authorities	-	24.6	-	24.6
U.S. corporate, state and municipalities	-	5,559.2	-	5,559.2
Foreign	-	3,318.9	-	3,318.9
Residential mortgage-backed securities	-	659.8	1,042.4	1,702.2
Commercial mortgage-backed securities	-	2,589.6	-	2,589.6
Other asset-backed securities	-	468.7	423.9	892.6
Equity securities, available-for-sale	149.8	-	4.5	154.3
Derivatives:
Interest rate contracts	-	83.0	-	83.0
Foreign exchange contracts	-	14.2	-	14.2
Equity contracts	42.8	-	215.5	258.3
Credit contracts	-	0.3	-	0.3
Embedded derivative on reinsurance	-	38.7	-	38.7
Cash and cash equivalents, short-term investments, and short-
term investments under securities loan agreement	2,245.1	8.0	-	2,253.1
Assets held in separate accounts	42,996.1	-	-	42,996.1
Total	$ 49,557.3	$ 12,765.0	$ 1,686.3	$ 64,008.6

Liabilities:
Investment contract guarantees:
Fixed Indexed Annuities (“FIA”)	$ -	$ -	$ 927.2	$ 927.2
Guaranteed Minimum Withdrawal and Accumulation
Benefits (“GMWB” and “GMAB”)	-	-	73.9	73.9
Embedded derivative on reinsurance	-	-
Derivatives:
Interest rate contracts	-	325.2	-	325.2
Foreign exchange contracts	-	53.0	-	53.0
Equity contracts	3.2	-	13.1	16.3
Credit contracts	-	15.4	90.5	105.9
Total	$ 3.2	$ 393.6	$ 1,104.7	$ 1,501.5

(1)	Level 3 net assets and liabilities accounted for 1.0% of total net assets and liabilities measured at fair value on a recurring basis.
Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 3.2%.

Transfers in and out of Level 1 and 2

Certain US Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from Level 1 to Level 2. These securities for the year ended December 31, 2010, include US Treasury strips of

C-46

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

$79.4 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s
Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial
Instruments footnote. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances.
However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach,
(ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs.
The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value CMO-Bs which commenced in the first quarter of 2010.

C-47

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e.,
Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to changes in derivatives, FIAs, and
GMWBs and GMABs due to their impacts on the Company’s results of operations.

C-48

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31,
2010.

				December 31, 2010
								Change in
								unrealized gain
	Fair Value	Total realized/unrealized		Purchases,	Transfers	Transfers	Fair Value	s
								(losses) include
	as of	gains (losses) included in:		issuances, and	in to	out of	as of	d
	January 1	Net income	OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$ -	$ -	$ (0.6)	$ (1.4)	$ 42.1	$ -	$ 40.1	$ -
Foreign	-		0.4	5.3	4.1		9.8	(0.2)
Residential mortgage-backed securities	1,042.4	(1.1)	(0.4)	(41.9)	13.2	(820.7)	191.5	(6.7)
Commercial mortgage-backed securities							-
Other asset-backed securities	423.9	(104.3)	212.7	(99.7)	216.8	-	649.4	(105.5)
Total fixed maturities, including securities pledged:	1,466.3	(105.4)	212.1	(137.7)	276.2	(820.7)	890.8	(112.4)

Equity securities, available for sale	4.5	(0.7)	0.1	9.6	-	-	13.5	-

Derivatives, net	111.9	(71.3)	-	36.0	-	-	76.6	27.9

Investment contract guarantees:
FIA	(927.2)	(230.0)	-	(8.3)	-	-	(1,165.5)	-
GMWB/GMAB	(73.9)	(7.2)	-	4.1	-	-	(77.0)	-
Total Investment contract guarantees	(1,001.1)	(237.2) (1)	-	(4.2)	-	-	(1,242.5)	-

(1)	This amount is included in Interest credited and other benefits to contract owners on the Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.
(2)	The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3)	For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Statements of Operations.

C-49

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended
December 31, 2009.

				December 31, 2009
								Change in
								unrealized gai
	Fair Value	Total realized/unrealized		Purchases,	Transfers	Transfers	Fair Value	ns
				issuances, an				(losses) include
	as of	gains (losses) included in:		d	in to	out of	as of	d
	January 1	Net income	OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Foreign							-
Residential mortgage-backed securities	1,978.9	44.6	155.7	(441.4)	-	(695.4)	1,042.4	(9.7)
Commercial mortgage-backed securities							-
Other asset-backed securities	507.3	(1.9)	4.1	(85.6)	-	-	423.9	(31.1)
Total fixed maturities, including securities	2,486.2	42.7	159.8	(527.0)	-	(695.4)	1,466.3	(40.8)
pledged:

Equity securities, available for sale	-	-	0.1	1.6	2.8	-	4.5	-

Derivatives, net	45.2	(111.5)	-	143.1		35.2	112.0	119.9

Investment contract guarantees:
FIA	(638.9)	(151.6)	-	(136.7)	-	-	(927.2)	-
GMWB/GMAB	(153.0)	85.3	-	(6.2)	-	-	(73.9)	-
Total Investment contract guarantees	(791.9)	(66.3) (1)	-	(142.9)	-	-	(1,001.1)	-

(1) This amount is included in Interest credited and other benefits to contract owners on the Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-
by-contract basis.
(2)	The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3)	For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Statements of Operations.

C-50

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2010 in Fixed maturities, including securities pledged, are primarily due to the Company’s use of commercial pricing services to value CMO-Bs. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and have been classified as
Level 2. The CMO-Bs had previously been valued by using the average of broker quotes when more than one broker quote was provided.

The remaining transfers in and out of Level 3 for fixed maturities during the year ended
December 31, 2010, are due to the variation in inputs relied upon for valuation each quarter.
Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

C-51

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2010 and 2009.

		2010		2009
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale, including
securities pledged	$ 21,803.1	$ 21,803.1	$ 18,018.0	$ 18,018.0
Fixed maturities at fair value using the fair value
option	237.7	237.7	192.6	192.6
Equity securities, available-for-sale	150.2	150.2	154.3	154.3
Mortgage loans on real estate	2,967.9	3,036.0	3,413.2	3,285.3
Loan - Dutch State obligation	843.9	795.7	1,026.0	971.4
Limited partnerships/corporations	295.8	295.8	252.6	252.6
Policy loans	122.1	122.1	131.6	131.6
Cash, cash equivalents, Short-term investments, and
Short-term investments under securities loan
agreement	1,155.8	1,155.8	2,253.1	2,253.1
Derivatives	293.1	293.1	355.8	355.8
Other investments	1.8	1.8	3.5	3.5
Deposits from affiliates	1,600.4	1,577.3	1,752.0	1,873.6
Embedded derivative on reinsurance	20.9	20.9	38.7	38.7
Assets held in separate accounts	44,413.3	44,413.3	42,996.1	42,996.1
Liabilities:
Investment contract liabilities:
Deferred annuities	20,819.6	20,272.4	20,188.3	20,766.5
Guaranteed investment contracts and funding
agreements	2,218.3	1,909.5	2,646.5	2,718.3
Supplementary contracts and immediate annuities	803.3	716.8	823.6	782.7
Derivatives	492.9	492.9	500.4	500.4
Investment contract guarantees:
Fixed indexed annuities	1,165.5	1,165.5	927.2	927.2
Guaranteed minimum withdrawal and
accumulation benefits	77.0	77.0	73.9	73.9
Notes to affiliates	435.0	447.2	435.0	426.9

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

C-52

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the
Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Other investments: The fair value of other investments is estimated based on the Company’s percentage of ownership of third party appraised value for joint ventures and third party appraised value for real estate.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the account values of the underlying contracts, plus the fair value of the unamortized ceding allowance based on the present value of the projected release of the ceding allowance, discounted at risk-free rates, plus a credit spread.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps. The augmentation is present to account for non-performance risk. A margin for non-financial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to

C-53

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

both the contractholder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current
Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Total commercial mortgage loans	$ 2,970.9	$ 3,417.3
Collective valuation allowance	(3.0)	(4.1)
Total net commercial mortgage loans	$ 2,967.9	$ 3,413.2

As of December 31, 2010, all commercial mortgage loans are held-for-investment. The
Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. Loan performance is continuously monitored on a loan-specific basis through the review of borrower submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.
This review ensures properties are performing at a consistent and acceptable level to secure the debt.

C-54

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process. The changes in the collective valuation allowance were as follows for the years ended December 31, 2010 and
2009.

	2010	2009
	Carrying Value	Carrying Value
Collective valuation allowance for losses, beginning of year(1)	$ 4.1	$ -
Addition to / (release of) allowance for losses	(1.1)	4.1
Collective valuation allowance for losses, end of year	$ 3.0	$ 4.1
(1) Allowance was not recorded prior to 2009.

The commercial mortgage loan portfolio is the recorded investment, prior to collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2010 and 2009.

	2010(1)	2009(1)
Loan-to-Value Ratio:
0% - 50%	$ 1,140.4	$ 1,541.0
50% - 60%	707.7	742.5
60% - 70%	903.4	845.0
70% - 80%	197.6	264.9
80% - 90%	21.8	23.9
Total Commercial Mortgage Loans	$ 2,970.9	$ 3,417.3
(1) Balances do not include allowance for mortgage loan credit losses.

	2010(1)	2009(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$ 2,038.3	$ 2,356.1
1.25x - 1.5x	387.9	371.5
1.0x - 1.25x	255.2	284.1
Less than 1.0x	144.0	219.5
Mortgages secured by loans on land or construction loans	145.5	186.1
Total Commercial Mortgage Loans	$ 2,970.9	$ 3,417.3
(1) Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with 100% of commercial mortgages classified as performing. The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due. As of December 31, 2010, there were no commercial loans classified as delinquent. The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is

C-55

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

discontinued. Interest accrual is not resumed until past due payments are brought current. At
December 31, 2010, there were no commercial mortgage loans on nonaccrual status.

All commercial mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Impaired loans without valuation allowances	$ 16.5	$ 48.2

Unpaid principal balance of impaired loans	$ 18.7	$ 65.0

Derivative Financial Instruments

See the Organization and Significant Accounting Policies footnote for disclosure regarding the
Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the
Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

C-56

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Total return swaps: Total return swaps are used to hedge against a decrease in variable annuity account values, which are invested in certain funds. The difference between floating-rate interest amounts calculated by reference to an agreed upon notional principal amount is exchanged with other parties at specified intervals.

Forwards: Certain forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards). The Company also uses currency forward contracts to hedge policyholder liabilities in variable annuity contracts which are linked to foreign indexes. The currency fluctuations may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the
Company incurring an expense for guaranteed benefits in excess of account values. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Options: Call options are used to hedge against an increase in the various equity indices. Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense.

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.
In addition, the Company has entered into a coinsurance with funds withheld arrangement which contains

C-57

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust.

The notional amounts and fair values of derivatives were as follows as of December 31, 2010 and 2009.

		2010			2009
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge
accounting(1)
Interest rate contracts	79.5	$ 0.5	$ 7.2	114.0	$ -	$ 8.7
Foreign exchange contracts	25.4	-	0.2	-	-	-
Equity contracts	-	-	-	-	-	-
Credit contracts	-	-	-	-	-	-
Derivatives: Non-Qualifying for
hedge accounting(1)
Interest rate contracts	17,450.9	176.6	412.3	6,773.3	83.0	316.5
Foreign exchange contracts	908.4	5.1	41.9	815.8	14.2	52.9
Equity contracts	9,269.8	107.7	16.8	10,344.0	258.3	16.3
Credit contracts	333.8	3.2	14.5	358.9	0.3	106.0

Embedded derivatives:
Within retail annuity products(2)		-	1,242.5		-	1,001.1
Within reinsurance agreement (2)		20.9	-		38.7	-
Total		$ 314.0	$ 1,735.4		$ 394.5	$ 1,501.5

N/A - Not applicable.
(1)	The fair values of these derivatives are reported in Derivatives or Other liabilities on the Condensed Balance Sheets.
(2)	The fair values of embedded derivatives within retail annuity products and reinsurance agreements are reported in
Future policy benefits and claim reserves on the Condensed Balance Sheets.

C-58

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2010 and
2009.

	2010	2009
Derivatives: Qualifying for hedge accounting (1)	$ $
Interest rate contracts	(3.3)	(1.8)
Foreign exchange contracts	-	-
Equity contracts
Credit contracts
Derivatives: Non-Qualifying for hedge accounting (1)
Interest rate contracts	50.8	(183.8)
Foreign exchange contracts	9.3	(38.2)
Equity contracts	(853.4)	(2,070.4)
Credit contracts	1.0	(12.9)

Embedded derivatives:
Within retail annuity products(2)	237.2	(66.3)
Within reinsurance agreement (2)	(17.8)	38.7
Total	$ (576.2)	$ (2,334.7)

*	Less than $0.1.
(1)	Changes in value are included in Net realized capital losses on the Condensed Statements of Operations.
(2)	Changes in value are included in Interest credited and other benefits to contract owners on the Condensed
Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the
Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and
Derivatives Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the
Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the
Company are the source of noncash collateral posted, which is reported in Securities pledged on the
Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At
December 31, 2010, the fair value of credit default swaps of $3.2 and $14.5 was included in Derivatives and Other liabilities, respectively, on the Balance Sheets. At December 31, 2009, the fair value of credit default swaps of $0.3 and $106.0

C-59

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

was included in Derivatives and Other liabilities, respectively, on the Balance Sheets. As of
December 31, 2010 and 2009, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $308.1 and $122.9, respectively.

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$ 3,718.0	$ 4,205.5	$ 2,908.4
Deferrals of commissions and expenses	197.4	411.7	781.7
Amortization:
Amortization	(616.9)	171.7	(814.9)
Interest accrued at 5% to 6%	230.2	191.3	146.4
Net amortization included in the Statements of Operations	(386.7)	363.0	(668.5)
Change in unrealized capital gains/losses on available-for-sale
securities	(373.7)	(1,262.2)	1,098.2
Effect of variable annuity guaranteed living benefits
reinsurance	-	-	85.7
Balance at December 31	$ 3,155.0	$ 3,718.0	$ 4,205.5

The estimated amount of DAC amortization expense, net of interest, is $157.9, $245.4, $327.7, $397.2, and $377.1, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Activity within VOBA was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$ 113.4	$ 195.1	$ 128.7
Amortization:
Amortization	(30.1)	(7.5)	(18.7)
Interest accrued at 5% to 6%	5.2	6.7	6.7
Net amortization included in the Statements of Operations	(24.9)	(0.8)	(12.0)
Change in unrealized capital gains/losses on available-for-sale
securities	(20.4)	(80.9)	78.4
Balance at December 31	$ 68.1	$ 113.4	$ 195.1

C-60

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The estimated amount of VOBA amortization expense, net of interest, is $7.7, $8.6, $8.9, $8.6, and $7.9, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The Net amortization of DAC and VOBA increased for the year ended December 31, 2010 driven by higher actual gross profits mainly resulting from improved net realized capital losses.

During 2010, 2009, and 2008, the Company adjusted its projections for future gross profits due to actual experience in the year, adjusted its k-factor for the impact of current period gross profit variances, and revised and unlocked certain assumptions for its fixed and variable annuity products. These adjustments and their acceleration (deceleration) impact on Amortization of DAC and VOBA were as follows for the years ended December 2010, 2009, and 2008.

	2010	2009	2008
Impact of separate account growth and contract owner withdrawal
behavior different from assumptions	$ 114.2	$ (324.1)	$ 491.8
Impact of current year gross profit variances	(40.2)	342.6	227.2
Unlock of mortality, lapse, expense and mutual fund sharing
assumptions	(81.6)	88.9	(40.1)
Impact of refinements of gross profit projections	117.6	(0.9)	302.0
Total unlocking effect on Amortization of DAC and VOBA	$ 110.0	$ 106.5	$ 980.9

5.	Sales Inducements

During the year ended December 31, 2010, the Company capitalized and amortized $46.9 and $(110.8), respectively, of sales inducements. During the year ended December 31, 2009, the Company capitalized and amortized $65.7 and $(222.5), respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $665.9 and $810.2 as of December 31, 2010 and 2009, respectively.

6.	Capital Contributions, Dividends and Statutory Information

The Company’s ability to pay dividends to its parent is subject to the prior approval of the State of Iowa
Insurance Division (the “Division”) for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the
Company’s earned statutory surplus at the prior year end or (2) the Company’s prior year statutory net gain from operations.

C-61

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

During 2010 and 2009, the Company did not pay any dividends or return of capital distributions to its
Parent. During 2008, the Company paid its Parent a cash return of capital distribution in the amount of
$900.0.

During the year ended December 31, 2010, the Company received $749.0 in capital contributions from its Parent. On November 12, 2008, ING issued to The State of the Netherlands (the “Dutch State”) non-
voting Tier 1 securities for a total consideration of EUR 10 billion. On February 24, 2009, $2.2 billion was contributed to the direct and indirect insurance company subsidiaries of ING AIH, of which $835.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING. During 2008, the
Company received a $1.1 billion capital contribution from its Parent.

The Division recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss)
was $(384.4), $(638.3), and $(831.4), for the years ended December 31, 2010, 2009, and 2008, respectively. Statutory capital and surplus was $1,724.7 and $1,486.1 as of December 31, 2010 and
2009, respectively.	As prescribed by statutory accounting practices, statutory surplus as of
December 31, 2009 included the impact of a $239.0 capital contribution received by the Company from its immediate Parent on February 19, 2010.

The Division has the ability to ease certain reserving requirements at its discretion. Due to the reduction in liquidity and the limited availability of letters of credit confirming banks, the Department allowed the
Company to accept unconfirmed letters of credit of up to $320.0 for reinsurance transactions. This allowed the Company to take the full reserve relief for reinsurance transactions with unconfirmed letters of credit. This reserve relief was available for the period from December 31, 2008 through July 1, 2010 and is not a permitted practice.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 - Variable Annuity
Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting.
Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Division to grade-in the impact of higher reserve over a three year period. During 2009, the Company elected this grade-in provision as allowed under AG43 and as approved by the Division. The impact of the grade-in for the year ended December 31, 2009 was an increase in reserves and a corresponding decrease in statutory surplus of $79.2. Since the AG43 reserves as of December 31, 2010 were lower than reserves established under previous standards, the Company did not elect the grade in provision.

C-62

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement. If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion of or all of the gross deferred tax assets will not be realized. To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge must be applied to the additional admitted deferred tax assets generated by SSAP 10R. The adoption for 2009 had a
December 31, 2009 sunset; however, during 2010, the 2009 adoption, including the 5% pre-tax RBC charge, was extended through December 31, 2011. The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of $70.4 and $85.6 as of December 31, 2010 and 2009, respectively. This adoption had no impact on total liabilities or net income.

7.		Additional Insurance Benefits and Minimum Guarantees

Under the requirements of ASC Topic 944, the Company calculates reserve liabilities for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the guaranteed minimum death benefits (“GMDB”), guaranteed minimum income benefits (“GMIB”), guaranteed minimum withdrawal for life benefit (LifePay “LP” and LifePay Plus “LPP”), guaranteed minimum accumulation benefits
(“GMAB”) and guarantee minimum withdrawal benefits without lifetime guarantees (“GMWB”)
additional reserves at December 31, 2010.

	Area	Assumptions/Basis for Assumptions
	Data used	Based on 1000 investment performance scenarios

	Mean investment performance	GMDB:
The mean investment performance varies by fund group. In general we group all separate account returns into 6 fund groups, and generate stochastic returns for each of these fund groups. The overall mean separate account return is 8.125%. The general account fixed portion is a small percentage of the overall total.

C-63

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

GMIB / LP/LPP:
8.125% based on a single fund group.

AB/WB:
Zero rate curve

Volatility	GMDB: 15.76%
GMIB / LP/LPP: 16.53%
AB/WB: Blended 1 year implied forward volatilities for GMAB/WB. The volatilities range between 6.1% and 36.03% base on fund type.

Mortality	Depending on Guaranteed Living Benefit Type, product, and issue year we use 55% to
80% of the SoA 90-95 ultimate mortality table. This percentage grade to 100% over the ages of 80 to 120.

Lapse rates	Vary by contract type and duration; range between 1.0% and 30.0%.

Discount rates	GMDB and GMIB/LP/LPP:
5.5%, based on management’s best estimate of the long term credited rate of return

AB/WB:
Zero rate curve + ING Bond spread; the ING Bond spread varies between 1.486% and
2.575%

The calculation of the GMIB, LP, and LPP liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed benefit reserves.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The separate account liabilities subject to the requirements for additional reserve liabilities under ASC
Topic 944 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2010 and 2009, and the paid and incurred amounts by type for the years ended December 31, 2010 and 2009, were as follows:

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)
Separate account liability at
December 31, 2010	$ 44,413.3	$ 1,442.6	$ -	$ -
Separate account liability at
December 31, 2009	$ 42,996.1	$ 1,602.6	$ 15,418.6	$ 15,480.8

Additional liability balance:
Balance at January 1, 2009	$ 565.4	$ 153.0	$ -	$ -
Incurred guaranteed benefits	83.7	(79.1)	-	-
Paid guaranteed benefits	(171.5)	-	-	-
Balance at December 31, 2009	$ 477.6	$ 73.9	$ -	$ -
Incurred guaranteed benefits	21.4	13.8	-	-
Paid guaranteed benefits	(125.1)	(10.7)	-	-
Balance at December 31, 2010	$ 373.9	$ 77.0	$ -	$ -

C-65

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of December 31, 2010 and 2009.

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)
2010
Net amount at risk, net of reinsurance	$ 6,918.5	$ 52.4	$ -	$ -
Weighted average attained age	67	62	-	-

2009
Net amount at risk, net of reinsurance	$ 9,108.7	$ 104.9	$ -	$ -
Weighted average attained age	65	68	-	-

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2010 and
2009 was $44.4 billion and $43.0 billion, respectively.

8.	Income Taxes

Income tax expense (benefit) consisted of the following for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Current tax expense (benefit):
Federal	$ 622.9	$ (357.2)	$ (754.9)
Total current tax expense (benefit)	622.9	(357.2)	(754.9)
Deferred tax expense:
Federal	(678.0)	220.7	509.7
Total deferred tax (benefit) expense	(678.0)	220.7	509.7
Total income tax benefit	$ (55.1)	$ (136.5)	$ (245.2)

C-66

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2010, 2009, and
2008.

	2010	2009	2008
Income (loss) before income taxes	$ 26.2	$ (133.3)	$ (1,626.4)
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	9.2	(46.6)	(569.2)
Tax effect of:
Dividend received deduction	(75.9)	(53.7)	(48.9)
Tax valuation allowance	64.0	(35.6)	379.1
Audit settlement	(49.2)	0.1	-
Tax credits	(3.5)	(1.0)	(5.0)
Other	0.3	0.3	(1.2)
Income tax benefit	$ (55.1)	$ (136.5)	$ (245.2)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2010 and 2009, are presented below.

	2010	2009
Deferred tax assets:
Future policy benefits	$ 503.4	$ 505.3
Goodwill	1.0	2.4
Investments	839.0	367.7
Employee compensation and benefits	43.2	39.7
Unrealized losses	-	125.1
Other	84.0	70.4
Total gross assets before valuation allowance	1,470.6	1,110.6
Less: valuation allowance	(199.6)	(308.6)
Assets, net of valuation allowance	1,271.0	802.0
Deferred tax liabilities:
Deferred policy acquisition costs	(1,231.3)	(1,445.4)
Unrealized gains	(139.3)	-
Value of business acquired	(31.3)	(39.3)
Other	(50.1)	(84.8)
Total gross liabilities	(1,452.0)	(1,569.5)
Net deferred income tax liability	$ (181.0)	$ (767.5)

Net unrealized capital gains (losses) are presented as a component of other comprehensive income (loss)
in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. At December 31, 2010 and 2009, the Company had a tax valuation allowance of $187.5 and
$303.5, respectively, related to realized and unrealized capital

C-67

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

losses. As of December 31, 2010 and 2009, the Company had a full tax valuation allowance of $12.1 and $5.1, respectively, related to foreign tax credits, the benefit of which is uncertain. The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of
$(173.0), $(64.7), and $17.1 for the years ended December 31, 2010, 2009, and 2008, respectively.

Tax Sharing Agreement

The Company had a payable to ING AIH of $79.2 and $69.0 at December 31, 2010 and 2009,
respectively, for federal income taxes under the intercompany tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31,
2010 and 2009 are as follows:

	2010	2009
Balance at beginning of period	$ 60.3	$ 64.9
Additions for tax positions related to the current year	-	9.1
Additions for tax positions related to prior years	28.0	3.2
Reductions for tax positions related to prior years	(60.2)	(16.9)
Reductions for settlements with taxing authorities	(0.1)	-
Balance at end of period	$ 28.0	$ 60.3

The Company had $2.7 and $53.4 of unrecognized tax benefits as of December 31, 2010 and 2009, respectively, that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax benefit on the Balance Sheets and Statement of Operations, respectively.
The Company had accrued interest of $0.0 and $4.4 as of December 31, 2010 and 2009, respectively.
The decrease during the tax period ended December 31, 2010 is primarily related to the settlement of the
2004-2008 federal audits.

Tax Regulatory Matters

In September 2010, the IRS completed its examination of the Company’s returns through tax year 2008.
The provision for the year ended December 31, 2010 reflected non-recurring favorable adjustments, resulting from a reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the

C-68

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s position.

The Company is currently under audit by the IRS for tax years 2009 and 2010 and it is expected that the examination of tax year 2009 will be finalized within the next twelve months. Upon finalization of the
IRS examination it is reasonably possible that the unrecognized tax benefits will decrease by up to
$25.3. The timing of the payment of the remaining allowance of $2.7 cannot be reliably estimated. The
Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for the
tax years 2009 and 2010.

9.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas
Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. The Retirement Plan was amended and restated
effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America
filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1,
2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is
responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’
participation in the Retirement Plan were $11.0, $15.7, and $10.8, for the years ended 2010, 2009, and
2008, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”).
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other

C-69

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

than Company agents. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was amended effective January 1, 2011, to permit Roth 401(k) contributions to be made to the Plan. ING North
America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the
PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $2.4, $4.2, and $5.6, for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess
Plan (collectively, the “SERPs”). Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-70

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs for the years ended December 31, 2010 and 2009.

	2010	2009
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$ 25.9	$ 21.7
Interest cost	1.5	1.2
Benefits paid	(1.2)	(1.2)
Actuarial gain on obligation	(0.6)	4.3
The effect of any curtailment or settlement	(0.1)	(0.1)
Projected benefit obligation, December 31	$ 25.5	$ 25.9

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$ -	$ -

Amounts recognized in the Consolidated Balance Sheets consist of:

	2010	2009
Accrued benefit cost	$ (25.5)	$ (25.9)
Accumulated other comprehensive income	7.5	9.1
Net amount recognized	$ (18.0)	$ (16.8)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2010 and 2009, benefit obligation for the SERPs were as follows:

	2010	2009
Discount rate at end of period	5.50%	6.00%
Rate of compensation increase	3.00%	1.50%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 5.5% was the appropriate discount rate as of December 31,
2010, to calculate the Company’s accrued benefit liability.

C-71

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2010	2009	2008
Discount rate	6.00%	6.00%	6.50%
Rate of increase in compensation levels	3.00%	1.50%	4.20%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs for the years ended December 31, 2010, 2009, and 2008, were as follows:

	2010	2009	2008
Interest cost	$ 1.5	$ 1.3	$ 1.3
Net actuarial loss recognized in the year	0.8	0.4	0.4
Net periodic benefit cost	$ 2.3	$ 1.7	$ 1.7

Cash Flows

In 2011, the employer is expected to contribute $1.4 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2011 through 2015, and thereafter through 2020, are estimated to be $1.4, $1.4, $1.4, $1.4, $1.5, and $7.7, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Executive Board with options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository
Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date.
Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age
55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter

C-72

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S.
dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by
ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock and on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company was allocated from ING compensation expense for the leo options and performance shares of $2.6, $4.5, and $5.3, for the years ended December 31, 2010, 2009, and 2008, respectively.

For leo, the Company recognized minimal tax benefits in 2010 and 2009, and $0.7 in 2008.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term
Sustainable Performance Plan (“LSPP”). The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the participant when he or she accepts the award. The LSPP will provide employees of the Company who are selected by the ING Executive Board with performance shares and

C-73

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

will also require deferral of discretionary incentive bonus awards in excess of EUR 100,000. The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronent Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment. Unlike the leo plan, no options on ING shares in the form of ADRs will be granted under the LSPP. To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement, death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service
Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective
October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1,
2009. The Company continues to offer access to medical coverage until retirees become eligible for
Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The ING Americas Deferred Compensation Savings Plan is a deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the
Company related to all of these plans for the years ended December 31, 2010, 2009, and 2008, were
$2.1, $5.8, and $8.2, respectively.

C-74

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

	¡	Underwriting and distribution agreement with Directed Services LLC (“DSL”) (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2010, 2009, and
2008, commissions were incurred in the amounts of $204.3, $268.0, and $603.8, respectively.
	¡	Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $49.0, $51.0, and $85.9, respectively.
	¡	Intercompany agreement with DSL pursuant to which DSL agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the
Company’s variable insurance products. For the year ended December 31, 2010, revenue under the DSL intercompany agreement was $146.9. Prior to January 1, 2010, the Company was a party to a service agreement with DSL pursuant to which the Company provided managerial and supervisory services to DSL and earned a fee. This service agreement was terminated as of
January 1, 2010. For the years ended December 31, 2009 and 2008, revenue for these services was
$123.2 and $139.2, respectively.
	¡	Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the
Company’s variable insurance products. For the year ended December 31, 2010, revenue under the IIM intercompany agreement was $32.0.
	¡	Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $91.6, $77.1, and $93.0, respectively. Effective October 1, 2010, the services agreement with ING North America dated January 1, 2001, was amended in order for the
Company to provide ING North America with use of the corporate office

C-75

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

facility at 5780 Powers Ferry Road, N.W., Atlanta, GA (the “Atlanta Office”) in exchange for ING
North America’s payment of the Company’s direct and indirect costs for the Atlanta Office.

¡	Services agreement between the Company and its U.S. insurance company affiliates dated
January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting, and other services. For the years ended
December 31, 2010, 2009, and 2008, expenses related to the agreements were incurred in the amount of $31.0, $26.3, and $21.6, respectively.
¡	Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of
New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates dated March 1,
2003, amended effective August 1, 2004, in which the Company and affiliates provide services to
RLNY. For the years ended December 31, 2010, 2009, and 2008, revenue related to the agreement was $2.1, $3.1, and $6.5, respectively.
¡	ING Advisors Network, a group of broker-dealers formerly affiliated with the Company, distributes the Company’s annuity products. For the years ended December 31, 2010, 2009, and
2008, ING Advisors Network sold new contracts of $117.5, $442.2, and $1,411.3, respectively.
Certain of these affiliated broker-dealers were sold to Lightyear Capital LLC effective February 1,
2010.
¡	Services agreement between the Company, Security Life of Denver Insurance Company (“SLD”),
an affiliate, and IIM whereby IIM provides administrative, management, professional, advisory, consulting and other services to the Company and SLD with respect to its Financial Products unit.
For the years ended December 31, 2010, 2009, and 2008, the Company incurred expenses of $4.8,
$7.6, and $8.9, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-owned subsidiary of its Parent.

Reinsurance Agreements

Reinsurance Ceded

Waiver of Premium – Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, Security Life of Denver International Limited (“SLDI”). Under the terms of the agreement, the
Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements) assumed from ReliaStar Life Insurance Company (“RLI”), an affiliate, related to the

C-76

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Group Annual Term Coinsurance Funds Withheld agreement between the Company and RLI described under “Reinsurance Assumed” below.

Upon inception of the agreement, the Company paid SLDI a premium of $245.6. At the same time, the
Company established a funds withheld liability for $188.5 to SLDI and SLDI purchased a $65.0 letter of credit to support the ceded Statutory reserves of $245.6. In addition, the Company recognized a gain of
$17.9 based on the difference between the premium paid and the ceded US GAAP reserves of $227.7, which offsets the $57.1 ceding allowance paid by SLDI. The ceding allowance will be amortized over the life of the business.

As of December 31, 2010, the value of the funds withheld liability under this agreement was $191.3, which is included in Other liabilities on the Balance Sheets.

Group Term Life – Monthly Renewable Term

Effective June 30, 2009, the Company entered into a monthly renewable term (“MRT”) reinsurance agreement with Canada Life Assurance Company (“Canada Life”), an unaffiliated Canadian insurance company. Under the terms of the agreement, the Company ceded 90% of its net retained in-force block of group term life business and any new group term life business assumed from RLI, an affiliate, to
Canada Life. The coinsurance agreement is accounted for using the deposit method. Effective October 1,
2010, the treaty was amended to discontinue ceding the group life waiver of premium business.

Guaranteed Living Benefit – Coinsurance and Coinsurance Funds Withheld

Effective June 30, 2008, the Company entered into an automatic reinsurance agreement with its affiliate,
SLDI, covering 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1,
2000.

Also effective June 30, 2008, the Company entered into a services agreement with SLDI, under which the Company provides certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. For the years ended
December 31, 2010 and 2009, revenue related to the agreement was $11.9 and $10.5, respectively.

Effective July 1, 2009, the reinsurance agreement was amended to change the reinsurance basis from coinsurance to a combined coinsurance and coinsurance funds withheld basis. On July 31, 2009, SLDI transferred assets with a market value of $3.2 billion to the Company, and the Company deposited those assets into a funds withheld trust account. As of December 31, 2010, assets totaling $3.3 billion remain on deposit in the trust

C-77

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

account. The Company also established a corresponding funds withheld liability to SLDI, which is included in Other liabilities on the Balance Sheets.

Also effective July 1, 2009, the Company and SLDI entered into an asset management services agreement, under which SLDI serves as asset manager for the funds withheld account. SLDI has retained its affiliate, ING Investment Management LLC, as subadviser for the funds withheld account.

At December 31, 2010 and 2009, the value of reserves ceded by the Company under this agreement was
$955.4 and $878.6, respectively. In addition, a cost of reinsurance in the amount of $355.9 and $372.8 at December 31, 2010 and 2009, respectively, is included in Other assets on the Balance Sheets and is amortized over the reinsurance period.

Multi-year Guaranteed Fixed Annuity – Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, Security
Life of Denver Insurance Company (“SLD”). Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between January 1, 2001 and December 31,
2003. In addition, the Company assigned to SLD all future premiums received by the Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $21.4, $17.9, and $19.9 for the years ended December 31, 2010, 2009, and 2008, respectively, which is recorded in Other expenses in the Statements of Operations.

Universal Life – Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate,
SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2010 and 2009, the value of reserves ceded by the Company under this agreement was $18.1 and $17.8, respectively.

C-78

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes to SLD, from time to time, certain GICs on a 100% coinsurance basis. The Company utilizes this reinsurance facility primarily for diversification and asset-liability management purposes in connection with this business, which is facilitated by the fact that SLD is also a major GIC issuer. Senior management of the Company has established a current maximum of $4.0 billion for GIC reserves ceded under this agreement.

The value of GIC reserves ceded by the Company under this agreement was $40.0 and $47.5 at
December 31, 2010 and 2009, respectively.

Reinsurance Assumed

Level Premium Term Life Insurance - Stop-loss

Effective October 1, 2010, the Company entered into a stop-loss agreement with its affiliate, RLI under which the Company agreed to indemnify and reinsure RLI for the aggregate mortality risk under certain level premium term life insurance policies issued by RLI between January 1, 2009 and December 31,
2009 and certain level premium term life insurance policies assumed by RLI from ReliaStar Life
Insurance Company of New York under an Automatic Coinsurance Agreement effective March 1, 2008.
Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

There was no initial consideration received by the Company from RLI under this agreement. The
Company receives monthly premiums, net of benefit payments, based on premium rates set forth in the respective agreements. As such, there is no unearned reinsurance premium.

The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of
$0.5 is included in Future policy benefits and claims reserves on the Balance Sheets. The fee is accrued for and subsequently settled in cash each quarterly accounting period.

Individual Life – Yearly Renewable Term

Effective December 1, 2008 and December 31, 2008, respectively, the Company entered into two yearly renewable term reinsurance agreements with its affiliate, RLI, for an indefinite duration. Under the terms of the agreements, the Company assumed 100% of

C-79

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

RLI’s mortality risk associated with the net amount at risk under specific life insurance policies, including:

¡	Individual life policies issued by RLI and previously assumed by RLI from ReliaStar Life
Insurance Company of New York (“RLNY”), with policy dates prior to January 1, 2000, including certain term life, universal life, variable universal life, and whole life, insurance policies.
¡	In force individual life policies issued by RLI, where premiums are paid on the insured’s behalf through payroll deduction and which were marketed by employee benefit brokers.

the Company received initial consideration of $3.9 from RLI. Thereafter, the Company receives monthly premiums, net of benefit payments, based on premium rates set forth in the respective agreements. As such, there is no unearned reinsurance premium.

As of December 31, 2010 and 2009, the value of the reserves assumed by the Company under these agreements was $9.6 and $9.2, respectively.

Group Annual Term – Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with
RLI for an indefinite duration. Under the terms of the agreement, the Company assumed 100% quota share of RLI’s net retained liability under certain Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, the Company will receive or pay a net settlement. This agreement was amended October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged.
(Please see also description of Waiver of Premium - Coinsurance Funds Withheld Agreement between the Company and SLDI under “Reinsurance Ceded” above).

As of December 31, 2010 and 2009, the value of the reserves assumed by the Company under this agreement was $465.5 and $467.2, respectively. In addition, as of December 31, 2010, the Company had an embedded derivative with a value of $8.5, which is recorded in Other liabilities on the Balance
Sheets

C-80

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Group Life – Funds Withheld

Effective December 31, 2008, the Company entered into a funds withheld agreement with RLI pursuant to which the Company assumed 100% quota share of RLI’s net retained liability under assumed group life reinsurance in-force. Effective January 1, 2010 and as a result of the sale of ING’s U.S. Group
Reinsurance business to Reinsurance Group of America, this agreement was terminated.

The initial premium of $60.0 for this agreement was equal to the net Statutory reserve assumed by the
Company. Thereafter, premiums were equal to the total earned reinsurance premiums collected by RLI, less a ceding commission. RLI retained all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses were offset. Net settlements were made on a monthly basis. In addition, the Company provided reserve credit (in the excess of the funds withheld balance) to RLI through either a cash deposit or letter of credit. As of December 31,
2010 and 2009, the value of the reserves assumed by the Company under this agreement was $0 and
$58.2, respectively.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business.
Under this agreement, which became effective in January 2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0% of the Company’s statutory net admitted assets, excluding
Separate Accounts, as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred interest expense of $0.0, $0.4, and $1.3, for the years ended December 31, 2010, 2009, and 2008, respectively. The Company earned interest income of $1.2,
$1.7, and $2.8, for the years ended December 31, 2010, 2009, and 2008, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of Operations. At December 31, 2010 and 2009, the Company had an outstanding receivable of $593.6 and $545.5, respectively, with ING AIH under the reciprocal loan agreement.

Total Return Swap

During December 2010, the Company entered into a series of interest rate swaps with external counterparties. The Company also entered into a short-term mirror total return swap (“TRS”) transaction with ING Verzekeringen N.V. (“ING V”), its indirect parent

C-81

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

company. The outstanding market value of the TRS was $11.6 at December 31, 2010. The TRS matured January 3, 2011.

Notes with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%.
Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa
Insurance Commissioner. Interest expense was $2.8 for each of the years ended December 31, 2010,
2009, and 2008, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0
(the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and
Annuity Company, RLI, and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $25.4 for each of the years ended December 31, 2010, 2009, and
2008, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent, Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement,
Lion issued a promissory note to its indirect parent company, ING Verzekeringen N.V. (“ING V”), which has been guaranteed by Lion’s immediate parent, ING AIH.

Under the terms of the funding agreement, the Company will pay Lion interest quarterly at the credited interest rate until maturity, and on the maturity date, the Company will pay Lion the single deposit and any accrued and unpaid interest. The credited interest rate shall be the three-month LIBOR, plus 0.05%, and shall be reset quarterly. The maturity date of the funding agreement shall be August 10, 2011, or such later date to which the maturity date may be extended; provided, however, that the maturity date may not be extended beyond August 10, 2012.

C-82

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Proprietary Alpha Fund

The ING Proprietary Alpha Fund, LLC (“PAF”) is a multi-strategy investment fund established in 2007 as a U.S. domiciled limited liability company managed by ING Alternative Asset Management LLC
(“IAAM”), an affiliate. The investment strategies within PAF include both long and short exposures to various investments and utilize various fixed income, equity, and derivative financial instruments. In
September 2007, ING USA invested $125.0 into PAF. The value of the Company’s investment in PAF was $13.4 and $13.7 at December 31, 2010 and 2009, respectively.

Derivatives

As of December 31, 2010 and 2009, the Company had options with a notional amount of $382.6 and
$260.0, respectively, and market value of $14.0 and $12.1, respectively, with ING Bank, an affiliate.
Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

11.	Financing Agreements

The Company maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New
York (“BONY”). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company did not incur any interest expense for the years ended December 31, 2010, 2009, and 2008. At December 31, 2010
and 2009, the Company had no amounts outstanding under the revolving note facility.

Also see Financing Agreements in the Related Party Transactions footnote.

12.	Reinsurance

At December 31, 2010, the Company had reinsurance treaties with 15 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The
Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities, and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliate, RLI, related to certain life insurance policies and employee benefit group annual term policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

C-83

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance ceded in force for life mortality risks was $170.4 billion and $186.4 billion at December 31,
2010 and 2009, respectively.

	2010	2009
Claims recoverable from reinsurers	$ 14.4	$ 9.3
Amounts due to reinsurers	(26.2)	(26.1)
Reinsurance reserves ceded	1,368.7	1,068.9
Deposits	1,600.4	1,752.0
Reinsurance receivable	508.6	532.2
Other	15.5	13.7
Total	$ 3,481.4	$ 3,350.0

Premiums and Interest credited and other benefits to contract owners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Deposits ceded (assumed) under reinsurance	$ 829.1	$ (2,034.2)	$ 1,632.0
Premiums ceded under reinsurance	260.0	94.4	2.1
Reinsurance recoveries	7.0	9.1	1,212.6

Also see Reinsurance Agreements in the Related Party Transactions footnote.

13.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2010, 2009, and 2008, rent expense for leases was $8.4, $9.2, and
$9.8, respectively. The future net minimum payments under noncancelable leases for the years ended
December 31, 2010 through 2014 are estimated to be $5.8, $6.7, $7.3, $7,4, and $7.1, respectively, and
$8.4, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to

C-84

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $529.2, of which $153.0 was with related parties. At December 31, 2009, the
Company had off-balance sheet commitments to purchase investments equal to their fair value of
$354.6, of which $193.0 was with related parties. During 2010 and 2009, $41.0 and $19.5, respectively, was funded to related parties under these commitments.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA
Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the
Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31,
2010 and 2009, the Company held $57.9 and $32.1, respectively, of cash collateral, related to derivative contracts, which was included in Payables under securities loan agreement, including collateral held, on the Balance Sheets. In addition, as of December 31, 2010 and 2009, the Company delivered collateral of $749.7 and $574.6, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the
Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-
regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not

C-85

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

limited to, settlement payments, penalties, fines, and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s
U.S.-based operations, including the Company. It is the practice of the Company and its affiliates to cooperate fully in these matters.

14.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive loss as of
December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital (losses) gains:
Fixed maturities	681.2	$ (554.7)	$ (3,234.0)
Derivatives	0.3	-	-
Equity securities, available-for-sale	8.1	3.5	(3.7)
DAC/VOBA adjustment on available-for-sale securities	(458.3)	(64.3)	1,139.7
Sales inducements adjustment on available-for-sale securities	(80.5)	(0.1)	102.2
Other investments	(35.7)	(25.0)	(6.2)
Unrealized capital losses, before tax	115.1	(640.6)	(2,002.0)
Deferred income tax asset	19.8	111.3	670.9
Net unrealized capital (losses) gains	134.9	(529.3)	(1,331.1)
Pension liability, net of tax	(2.6)	(3.2)	(2.6)
Accumulated other comprehensive loss	$ 132.3	$ (532.5)	$ (1,333.7)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$ 1,236.2	$ 2,679.3	$ (3,111.7)
Equity securities, available-for-sale	4.6	7.2	1.8
DAC/VOBA adjustment on available-for-sale securities	(394.0)	(1,204.0)	1,176.6
Sales inducements adjustment on available-for-sale securities	(80.4)	(102.3)	101.7
Other investments	(10.7)	0.9	0.2
Unrealized capital gains (losses), before tax	755.7	1,381.1	(1,831.4)
Deferred income tax (liability) asset	(264.5)	(483.4)	641.0
Net change in unrealized capital gains (losses)	$ 491.2	$ 897.7	$ (1,190.4)

C-86

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive income (loss), reported net of DAC,
VOBA, and income taxes, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital holding (losses) gains arising during the
year (1)	$ 500.6	$ 717.7	$ (1,877.2)
Less: reclassification adjustment for (losses) gains and other items
included in Net (loss) income (2)	9.4	(180.0)	(686.8)
Net change in unrealized capital (losses) gains on securities	$ 491.2	$ 897.7	$ (1,190.4)

(1) Pretax unrealized capital holding gains (losses) arising during the year were $770.2, $1,104.1, and $(2,888.0), for the years ended December 31, 2010,
2009, and 2008, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net (loss) income were $14.5, $(277.0), and $(1,056.6), for the years ended December 31, 2010, 2009, and 2008, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are determined by specific identification of each security sold during the period.

C-87

QUARTERLY DATA (UNAUDITED)
(Dollar amounts in millions, unless otherwise stated)

2010	First	Second	Third	Fourth
Total revenue	$ 375.0	$ 1,466.4	$ 201.4	$ (120.2)
(Loss) income before income taxes	5.4	(106.7)	130.9	(3.4)
Income tax (benefit) expense	(1.2)	(54.9)	(6.7)	7.7
Net (loss) income	$ 6.6	$ (51.8)	$ 137.6	$ (11.1)

2009	First	Second	Third	Fourth
Total revenue	$ 543.7	$ (209.2)	$ (141.0)	$ 452.0
(Loss) income before income taxes	(327.4)	(1.2)	42.3	153.0
Income tax (benefit) expense	(91.8)	0.9	(35.4)	(10.2)
Net (loss) income	$ (235.6)	$ (2.1)	$ 77.7	$ 163.2

C-88

SEPARATE ACCOUNT B PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
Financial Statements:
(a)(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2010
	-	Statements of Operations for the year ended December 31, 2010
	-	Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009
	-	Notes to Financial Statements
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Operations for the years ended December 31, 2010, 2009 and
2008
	-	Balance Sheets as of December 31, 2010 and 2009
	-	Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2010, 2009 and 2008
	-	Statements of Cash Flows for the years ended December 31, 2010, 2009 and
2008
	-	Notes to Financial Statements

(b) Exhibits
(1)		Resolution of the Board of Directors of ING USA Annuity and Life Insurance
Company authorizing the establishment of the Registrant • Incorporated by reference to the Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 1, 2001 (File Nos. 333-70600;
811-5626).
(2)		Not applicable
(3.1)		Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004 • Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 9, 2004 (File Nos. 333-90516).
(3.2)		Master Selling Agreement • Incorporated by reference to Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange Commission on May 12, 2006 (File Nos. 333-70600).
(4.1)		Variable Annuity Group Master Contract (GA-MA-1102) • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on December
11, 2001 (File Nos. 333-70600).

(4.2)	Variable Annuity Contract (GA-IA-1102) • Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on December 11, 2001 (File No.
333-70600).
(4.3)	Variable Annuity Certificate (GA-CA-1102) • Incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate
Account B filed with the Securities and Exchange Commission on December 11, 2001
(File No. 333-70600).
(4.4)	GET Fund Rider (GA-RA-1085) • Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on December 11, 2001 (File No.
333-70600).
(4.5)	Section 72 Rider • Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B filed with the
Securities and Exchange Commission on December 11, 2001 (File No. 333-70600).
(4.6)	Waiver of Surrender Charge Rider • Incorporated by reference to Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on December 11, 2001 (File No.
333-70600).
(4.7)	Simple Retirement Account Rider • Incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on Form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File No. 033-23351).
(4.8)	403(b) Rider • Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 15, 2003 (File No. 033-23351).
(4.9)	Individual Retirement Annuity Rider • Incorporated herein by reference to Post-
Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 15, 2003 (File No. 033-23351).
(4.10)	ROTH Individual Retirement Annuity Rider • Incorporated herein by reference to
Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File No. 033-23351).
(4.11)	Death Benefit Option Package Endorsement (GA-RA-1117) • Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-
4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on August 1, 2003 (File No. 333-70600).
(4.12)	Company Address and Name Change Endorsement • Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for
ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on February 13, 2004 (File No. 333-28679).

(4.13)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Life Pay)
(IU-RA-3023) • Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on July 20, 2006 (File No. 333-70600).
(4.14)	Sample Schedule Page Entries for Minimum Guaranteed Withdrawal Benefit Rider
with Reset (Life Pay) (IU-RA-3023) • Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on July 20, 2006 (File No. 333-
70600).
(4.15)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint Life
Pay) (IU-RA-3029) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 for Separate Account B filed with the
Securities and Exchange Commission on July 20, 2006 (File No. 333-70600).
(4.16)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint
Life Pay) (IU-RA-3061) • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 for Separate Account B filed with the
Securities and Exchange Commission on August 15, 2007 (File No. 333-70600).
(4.17)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (Life Pay)
(IU-RA-3062) • Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on August 15, 2007 (File No. 333-70600).
(4.18)	Surrender Charge Endorsement (IU-RA-3018) to Contract GA-IA-1102 and
Certificate GA-CA-1102 and Master Contract GA-MA-1102 • Incorporated by
reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-
4 for Separate Account B filed with the Securities and Exchange Commission on
April 30, 2009 (File No. 333-70600).
(4.19)	Minimum Guaranteed Income Benefit Rider (IU-RA-3030) • Incorporated by
reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-
4 for Separate Account B filed with the Securities and Exchange Commission on
April 30, 2009 (File No. 333-70600).
(4.20)	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (IU-
RA-3077) • Incorporated by reference to Post-Effective Amendment No. 25 to
Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 2009 (File No. 333-70600).
(4.21)	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (IU-
RA-3078) • Incorporated by reference to Post-Effective Amendment No. 25 to
Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on April 30, 2009 (File No. 333-70600).
(4.22)	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider
(Life Pay Plus) (IU-RA-4010(DE)(RC)) • Incorporated by reference to Post-Effective
Amendment No. 25 to Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on April 30, 2009 (File No. 333-
70600).

(4.23)	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider
(Life Pay Plus) (IU-RA-4011(DE)(RC)) • Incorporated by reference to Post-Effective
Amendment No. 25 to Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on April 30, 2009 (File No. 333-
70600).
(5.1)	Variable Annuity Application (GA-CDF-1105(08/06)) • Incorporated by reference to
Post-Effective Amendment No. 16 to Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on August 3,
2006 (File No. 333-70600).
(5.2)	Variable Annuity Application (GA-CDF-1105(08/07)) • Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 for
Separate Account B filed with the Securities and Exchange Commission on August
15, 2007 (File No. 333-70600).
(5.3)	Deferred Variable Annuity Application (GA-CDF-1105(12/08)) • Incorporated by
reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-
4 for Separate Account B filed with the Securities and Exchange Commission on
April 30, 2009 (File No. 333-70600).
(6.1)	Restated Articles of Incorporation Providing for the Redomestication of Golden
American Life Insurance Company dated July 2 and 3, 2003, effective January 1,
2004 • Incorporated by reference to Company's 10-K, as filed with the SEC on
March 29, 2004 (File No. 033-87270).
(6.2)	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company dated November 20, 2003, effective January 1,
2004 • Incorporated by reference to the Company's 10-K, as filed with the SEC on
March 29, 2004 (File No. 033-87270).
(6.3)	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company dated March 3 and 4,
2004, effective March 11, 2004 • Incorporated by reference to the Company's 10-Q, as filed with the SEC on May 17, 2004 (File No. 033-87270).
(6.4)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
effective January 1, 2005 • Incorporated by reference to Registrant’s Form 10-K as filed with the Securities and Exchange Commission on May 13, 2005 (File No. 33-
87270).
(6.5)	Resolution of the Board of Directors for Powers of Attorney, dated (04/23/99) •
Incorporated by reference to Post-Effective Amendment No. 3 to a Registration
Statement on Form N-4 for Golden American Life Insurance Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File No. 333-
28679).
(7)	Not applicable

(8.1)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.2)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V • Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.3)	Letter Agreement dated May 16, 2007 between Reliastar Life Insurance Company of
New York, Fidelity Distributors Corporation, Variable Insurance Products Fund,
Variable Insurance Products Fund II and Variable Insurance Products Fund V •
Incorporated by reference to Pre-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on September 5, 2007.
(8.4)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.5)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.6)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.7)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 • Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.

(8.8)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.9)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.
(8.10)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, LLC • Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.11)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.12)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.13)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING USA Annuity and Life Insurance Company
• Incorporated herein by reference to Post-Effective Amendment No. 55 to a
Registration Statement on Form N-4 (File No 333-28679), as filed on April 6, 2011.

(8.14)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING USA Annuity and Life
Insurance and Company • Incorporated herein by reference to Post-Effective
Amendment No. 55 to a Registration Statement on Form N-4 (File No. 333-28679), as
filed on April 6, 2011.
(8.15)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August
1, 2003.
(8.16)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.17)	Second Amended and Restated Fund Participation Agreement dated September 2,
2003 as amended and restated on May 17, 2004 and further amended and restated on
January 1, 2007 among ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC,
ING Funds and Distributors, LLC, American Funds Insurance Series and Capital
Research and Management Company • Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as
filed on July 6, 2007.
(8.18)	Participation Agreement made as of April 29, 2010 by and among ING Investors
Trust, Directed Services LLC, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, DFA Investment Dimensions Group
Inc. and Dimensional Fund Advisors LP • Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-4 (File No. 333-28679), as
filed on December 15, 2010.
(8.19)	Amendment No. 1, dated as of September 20, 2010, to Participation Agreement among ING Investors Trust, Directed Services LLC, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company of New York, DFA
Investment Dimensions Group Inc. and Dimensional Fund Advisors LP dated April
29, 2010 • Incorporated herein by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 333-28679), as filed on December 15,
2010.
(8.20)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.21)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and
Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC) to
Participation Agreement dated November 28, 2001 • Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 8, 2002.
(8.22)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 •
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.23)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.24)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.25)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001 and subsequently amended on March 5,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
033-81216), as filed on April 11, 2006.
(8.26)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.27)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
December 7, 2005 • Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.

(8.28)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company
• Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.29)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27,
2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.30)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-
4 (File No. 033-75988), as filed on April 10, 2003.
(8.31)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May
1, 2003 • Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.32)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective Amendment No.
32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.33)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.34)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.

(8.35)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.
(8.36)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed on December 14, 1998.
(8.37)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(8.38)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.
(8.39)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.

(8.40)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 13, 2001.
(8.41)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.42)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series • Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.43)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.44)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.

(8.45)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.
(8.46)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.47)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.48)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.49)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) • Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.50)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.51)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company, Oppenheimer Variable Annuity Account Funds and
OppenheimerFunds, Inc. • Incorporated by reference to Post-Effective Amendment
No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April
16, 1997.
(8.52)	First Amendment dated December 1, 1999 to Fund Participation Agreement between
Aetna Life Insurance and Annuity Company, Oppenheimer Variable Annuity Account
Funds and OppenheimerFunds, Inc. dated March 11, 1997 • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(8.53)	Second Amendment dated May 1, 2004 to Fund Participation Agreement between
ING Life Insurance and Annuity Company, OppenheimerFunds, Inc. and
Oppenheimer Variable Annuity Account Funds dated March 11, 1997 and amended
December 1, 1999 • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10,
2007.
(8.54)	Third Amendment dated August 15, 2007 to Fund Participation Agreement between
ING Life Insurance and Annuity Company, OppenheimerFunds, Inc. and
Oppenheimer Variable Annuity Account Funds dated March 11, 1997, and amended on December 1, 1999 and May 1, 2004 • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.55)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc.
and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-
34370), as filed on April 16, 1997.
(8.56)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.57)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC • Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.

(8.58)	First Amendment dated August 15, 2007 to Participation Agreement by and between
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23,
2008.
(8.59)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.60)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 • Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.61)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.62)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 • Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.63)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.64)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. •
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.65)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001
Incorporated by reference to Post-Effective Amendment No. 40 to Registration
Statement on Form N-4 (File No. 033- 75962), as filed on April 13, 2005.
(8.66)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1,
2004 • Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333- 139695), as filed on December 21, 2007.
(8.67)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor

Name	Principal Business Address	Positions and Offices with Depositor

Michael S. Smith	1475 Dunwoody Drive	President and Director
West Chester, PA 19380

Patrick G. Flynn	Amstelveenseweg 500	Director and Chairman
1081 KL Amsterdam
The Netherlands

Donald W. Britton	20 Washington Avenue South	Director
Minneapolis, Minnesota 55401

Lynne R. Ford	230 Park Avenue	Director
New York, NY 10169

Robert G. Leary	230 Park Avenue	Director
New York, NY 10169

Name	Principal Business Address	Positions and Offices with Depositor

Ewout L. Steenbergen	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Financial Officer

Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Boyd G. Combs	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Timothy T. Matson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, Minnesota 55401

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169

Carol S. Stern	601 Thirteenth Street, NW	Vice President and Chief Compliance
	Washington, DC 20005	Officer

Joy Benner	20 Washington Avenue South	Secretary
Minneapolis, Minnesota 55401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 57 to the
Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and
Annuity Company (File No. 033-75962), as filed with the Securities and Exchange Commission on April 6, 2011.

Item 27. Number of Contract Owners

As of February 28, 2011, there were 310,413 qualified contract owners and 183,077 non-
qualified contract owners in ING USA’s Separate Account B.

Item 28. Indemnification

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc.
and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a.k.a.
“Financial Institutional Bond”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of
1933, and therefore may be unenforceable. In the event that a claim of such indemnification
(except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding)
is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its
Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life
Insurance Company of New York through its Separate Account NY-B. Also, Directed
Services LLC serves as investment advisor to ING Investors Trust and ING Partners,
Inc.

(b)	The following information is furnished with respect to the officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter

Chad Tope	909 Locust Street	President and Director
Des Moines, IA 50309

Shaun P. Mathews	10 State House Square	Executive Vice President
Hartford, CT 06103

Ronald R. Barhorst	One Orange Way	Director
Windsor, CT 06095-4774

Kimberly Anderson	6450 Rockside Woods	Senior Vice President
Boulevard South
Independence, OH 44131

Michael J. Roland	7337 E. Doubletree Ranch Road	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Stanley D. Vyner	230 Park Avenue	Senior Vice President
New York, NY 10169

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Carol S. Stern	601 Thirteenth Street, NW	Vice President and Chief Compliance
	Washington, DC 20005	Officer

Julius A. Drelick, III	7337 E. Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	10 State House Square	Vice President
Hartford, CT 06103

Heather Hackett	230 Park Avenue	Vice President
New York, NY 10169

Jody H. Hrazanek	230 Park Avenue	Vice President
New York, NY 10169

Todd R. Modic	7337 E. Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Vice President and Treasurer
Atlanta, GA 30327-4390

Name	Principal Business Address	Positions and Offices with Underwriter

Jason Rausch	230 Park Avenue	Vice President
New York, NY 10169
Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390
Paul L. Zemsky	230 Park Avenue	Vice President
New York, NY 10169
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401
Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
G. Stephen Wastek	7337 E. Doubletree Ranch Road	Assistant Secretary
Scottsdale, AZ 85258

(c)	Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

	2010 Net
Name of	Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commissions	on Redemption	Commissions	Compensation

Directed	$204,327,036	$0	$0	$0
Services LLC

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by the Depositor and located at 909 Locust Street, Des Moines, Iowa
50309, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380, 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327-4390, and at One Orange Way, Windsor, Connecticut 06156-
4774.

Item 31. Management Services

None.

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional
Information;

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this form N-4 promptly upon written or oral request; and

(d)	during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the “Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv)
a reduction in the credit rating of ING Life Insurance and Annuity Company’s long-
term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+
or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING
Life Insurance and Annuity Company.

The Company hereby represents:

1.	The account meets the definition of a “separate account” under federal securities laws.

2.	That the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the
Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-
70600) and has duly caused this Post-Effective Amendment to be signed on its behalf in the
Town of Windsor, State of Connecticut, on the 14th day of April, 2011.

SEPARATE ACCOUNT B
(Registrant)

	By:	ING USA ANNUITY AND LIFE INSURANCE
COMPANY
(Depositor)

	By:	Michael S. Smith*
Michael S. Smith
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 28 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated

Signature	Title			Date

Michael S. Smith*	Director and President		)
Michael S. Smith			)
)
Patrick G. Flynn*	Director and Chairman		)
Patrick G. Flynn			)
)
Donald W. Britton*	Director		)	April
Donald W. Britton			)	14, 2011
)
Lynne R. Ford*	Director		)
Lynne R. Ford			)
)
Robert G. Leary*	Director		)
Robert G. Leary			)
)

Ewout Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout Steenbergen	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Nicholas Morinigo
Nicholas Morinigo
*Attorney-in-Fact

*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Power of Attorney

SEPARATE ACCOUNT B EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel	_______
24(b)(10)	Consent of Independent Registered Public Accounting Firm	_______
24(b)(13)	Powers of Attorney	_______